                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-10027

                          STATE FARM MUTUAL FUND TRUST
               (Exact name of registrant as specified in charter)

                              One State Farm Plaza
                           Bloomington, IL 61710-0001
               (Address of principal executive offices) (Zip code)

     Michael L. Tipsord                       Alan Goldberg
     One State Farm Plaza                     Bell, Boyd & Lloyd LLC
     Bloomington, Illinois 61710-0001         Three First National Plaza
                                              70 West Madison St., Suite 3300
                                              Chicago, Illinois 60602

                   (Names and addresses of agents for service)

       Registrant's telephone number, including area code: 1-800-447-4930

                       Date of fiscal year end: 12/31/2003

                      Date of reporting period: 12/31/2003

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ITEM 1.  REPORTS TO STOCKHOLDERS.

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                                                               December 31, 2003

[LOGO] STATE FARM INSURANCE(R)   Mutual
                                 Funds(R)

                                                    State Farm Mutual Fund Trust

                                                           Annual Report

                                    [GRAPHIC]

Class A Shares / Class B Shares / Institutional Shares

   State Farm Equity Fund

   State Farm Small Cap Equity Fund

   State Farm International Equity Fund

   State Farm S&P 500 Index Fund

   State Farm Small Cap Index Fund

   State Farm International Index Fund

   State Farm Equity and Bond Fund

   State Farm Bond Fund

   State Farm Tax Advantaged Bond Fund

   State Farm Money Market Fund

   State Farm LifePath(R) Income Fund

   State Farm LifePath 2010(R) Fund

   State Farm LifePath 2020(R) Fund

   State Farm LifePath 2030(R) Fund

   State Farm LifePath 2040(R) Fund


                                 Table of Contents
Message to Shareowners...............   i Master Investment Portfolio
                                           Schedule of Investments
Schedule of Investments                    S&P 500 Index Master Portfolio...... 109
 State Farm Equity Fund..............  17  Russell 2000 Index Master Portfolio. 118
 State Farm Small Cap Equity Fund....  19  International Index Master Portfolio 140
 State Farm International Equity Fund  22  LifePath Retirement Master Portfolio 152
 State Farm Equity and Bond Fund.....  26  LifePath 2010 Master Portfolio...... 165
 State Farm Bond Fund................  27  LifePath 2020 Master Portfolio...... 181
 State Farm Tax Advantaged Bond Fund.  32  LifePath 2030 Master Portfolio...... 197
 State Farm Money Market Fund........  36  LifePath 2040 Master Portfolio...... 212
                                           Financial Statements
Financial Statements                       Statements of Assets and Liabilities 228
 Statements of Assets and Liabilities  38  Statements of Operations............ 230
 Statements of Operations............  42  Statements of Change in Net Assets.. 232
 Statements of Changes in Net Assets.  44  Notes to Financial Statements....... 236
 Notes to Financial Statements.......  49  Report of Independent Auditors...... 244
Financial Highlights.................  60  Trustees Information................ 245
Report of Independent Auditors....... 105
Management Information............... 106

                       Service is only a phone call away

Contact your local Registered State Farm Agent or call our Securities Products
                   Department toll free, at 1-800-447-4930.

        Fund prices are available to you 24 hours a day, 7 days a week.

 Investor Services Representatives are available 8 a.m. - 6 p.m. Central Time
                    Monday through Friday (except holidays)

                                1-800-447-4930

                    Visit our website www.statefarm.com(R)

This report and material must be accompanied or preceded by a prospectus for the State Farm Mutual Fund Trust (the "Trust").

The Trust offers Class A and Class B shares for fifteen separate funds through two prospectuses, one for ten of the funds and another for five of the funds. The Trust also offers Institutional shares for the fifteen funds in separate prospectuses, one for ten of the funds and another for five of the funds.

Distributor: State Farm VP Management Corp.

[LOGO] STATE FARM     Mutual
INSURANCE(R)   Funds(R)

Message to Shareowners of State Farm Mutual Fund Trust

We are glad you chose State Farm Mutual Funds and your Registered State Farm Agent to help you prepare for your financial future. Enclosed is the State Farm Mutual Fund Trust Annual Report for the 12 months ended December 31, 2003. Within this annual report, for each of the funds offered by the Trust, you will find information such as: historical performance returns, performance comparisons to securities indices, audited financial information and lists of portfolio holdings. We encourage your review and consideration of this entire report.

We have expanded the investment choices by adding State Farm LifePath Funds in 2003. This report includes information on the five funds added to the Trust in late May 2003: the State Farm(R) LifePath(R) Income Fund, the State Farm LifePath 2010(R) Fund, the State Farm LifePath 2020(R) Fund, the State Farm LifePath 2030(R) Fund and the State Farm LifePath 2040(R) Fund. This report also provides information concerning all three share classes for the fifteen mutual funds available through investment with the Trust: Class A, Class B and Institutional (Class I) shares. Institutional shares is a restricted class, offered primarily for the funding of certain tax qualified accounts. While all three share classes are invested in the same fund portfolios, performance returns will differ between share classes due to differing expenses between the share classes.

Overall, the funds' returns for this year reflected the many positive trends in the world and U.S. economies. The U.S. stock market posted its first overall positive year since 1999 and as a result, our funds' equity investments outperformed our funds' fixed income investments.

As you review the returns for the funds it is important to realize that historical returns are not good indicators of near term investments results.

The following pages contain additional discussion of factors impacting performance, specific to each of the funds.

Thank you for investing with State Farm Mutual Funds(R).

                                          Sincerely,

                                          /s/ Phillip G. Hawkins
                                          Phillip G. Hawkins
                                          Vice President
                                          State Farm Investment Management Corp.



LifePath(R), and LifePath followed by 2010, 2020, 2030 and 2040 are registered trademarks of Barclays Global Investors, N.A.


                                      i

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State Farm Equity Fund

Investment Strategy Impacting Performance
The Equity Fund seeks long-term growth of capital. The manager, State Farm Investment Management Corp., seeks to purchase the common stocks of large U.S. companies that are considered well run and able to generate long-term capital appreciation.

How the Equity Fund Performed
The Equity Fund generated a total return of 22.81% for Class A shares and 22.57% for Class B shares excluding sales charges, and 23.52% for Institutional shares, in the 12 month period ended December 31, 2003. The total return of the S&P 500(R) Index during the same time period was 28.68%. See the line graph below for performance with sales charges for Class A and Class B shares.

Reasons for the Equity Fund's Performance
The Equity Fund's positive return reflected the overall positive results of the equity markets that rebounded after three years of negative returns. The fund performed below the S&P 500 Index as the fund's holdings of pharmaceutical firms, consumer product companies, telecommunications operations and international oil firms was below the index.

Over the past year, the fund has added to its holdings of financial services, consumer products firms, oil and gas companies, telecommunications and telecommunications equipment, healthcare firms, electrical manufacturing firms and technology companies.

Financial highlights for this fund can be found on pages 60-62.

Performance Comparison
The following graph compares a $10,000 investment in the Equity Fund since inception to a theoretical investment of the same amount in the S&P 500 Index**:

   COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT FOR THE PERIOD ENDED
             DECEMBER 31, 2003, INCLUDING APPLICABLE SALES CHARGES

                                    [CHART]

              Equity        Equity       S&P 500(R)
              Class A       Class B       Index**
12/18/00    $10,000.00    $10,000.00    $10,000.00
12/31/00      9,686.64      9,682.86      9,984.68
 3/31/01      8,285.30      8,271.84      8,800.95
 6/30/01      8,530.79      8,517.24      9,316.03
 9/30/01      7,589.74      7,556.11      7,948.61
12/31/01      8,285.30      8,241.17      8,797.92
 3/31/02      8,346.67      8,302.52      8,822.10
 6/30/02      7,334.02      7,299.09      7,640.15
 9/30/02      6,239.54      6,202.18      6,320.26
12/31/02      6,731.72      6,680.40      6,853.53
 3/31/03      6,536.45      6,475.16      6,637.68
 6/30/03      7,296.98      7,224.27      7,659.44
 9/30/03      7,420.31      7,357.67      7,862.11
12/31/03      8,267.34      8,188.48      8,819.44

Fund's Average Annual Total Return
Since inception
Class A:      -6.08%
Class B:      -6.37%
Class I*:      2.60%
1 Year
Class A:      19.17%
Class B:      19.57%
Class I:      23.52%

             *Class I inception date 11/1/2001. Class I share performance may be greater than or less than the lines shown for Class A and Class B shares because of differing loads and expenses between the share classes.
            **S&P 500(R) Index tracks the common stock performance of large
              U.S. companies in the manufacturing, utilities, transportation, and financial industries. In total, the S&P 500 is comprised of 500 common stocks. Unlike an investment in the Equity Fund, a theoretical investment in the Index does not reflect any expenses. It is not possible to invest directly in an index.

The performance data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. Recent performance may be less than the figures shown. Obtain total returns current to the most recent month-end at statefarm.com(R) under the Mutual Funds tab.
Average annual total return is the compounded rate of change in value during a period of investment, including the value of shares acquired through reinvestment of all dividends and of all capital gain distributions for the period. This rate is based on an investment at the beginning of the period through the end of of the period and includes all applicable fees and expenses. Returns in the graph reflect a maximum sales charge of 3% for Class A shares and Class B shares at one year, while the Class B shares since inception return reflects a maximum sales charge of 2.50% (Class I does not include a sales charge). These figures do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of fund shares. A fund may have commenced investment operations on or before 12/18/00, which is the SEC effective registration date for the State Farm Mutual Fund Trust.
See Financial Highlights beginning on page 60.

State Farm Small Cap Equity Fund

Investment Strategy Impacting Performance
The Small Cap Equity Fund seeks long-term growth of capital. The Fund invests its assets primarily in equity securities of companies with relatively small market capitalizations located in the United States. These companies typically have market capitalizations of $50 million to $1.5 billion at the time the Fund purchases these securities. The Fund invests in securities that its sub-advisor, Capital Guardian Trust Company (Capital Guardian), thinks are undervalued and represent good long-term investment opportunities.

How the Small Cap Equity Fund Performed
The Small Cap Equity Fund generated a total return of 39.38% for Class A shares and 39.00% for Class B shares excluding sales charges, and 40.23% for Institutional shares in the 12 month period ended December 31, 2003. The total return of the Russell 2000(R) Index during the same time period was 47.25%. See the line graph below for performance with sales charges for Class A and Class B shares.

Reasons for the Small Cap Equity Fund's Performance
The Fund's return somewhat varied from the Russell 2000 Index because the Fund invests in a representative sample of the 2000 stocks in the Index, but not in every stock included in the Index. The Fund satisfactorily tracked, before fees and expenses, the performance of the Russell 2000 Index in 2003. Small cap equities out-performed the overall equity market in 2003. Investments in the information technology equities led performance while the telecommunications sector underperformed the rest of the Index.

Financial highlights for this fund can be found on pages 63-65.

Performance Comparison
The following graph compares a $10,000 investment in the Small Cap Equity Fund since inception to a theoretical investment of the same amount in the Russell 2000 Index**:

   COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT FOR THE PERIOD ENDED
             DECEMBER 31, 2003, INCLUDING APPLICABLE SALES CHARGES

                                    [CHART]

            Small Cap     Small Cap     Russell
            Equity Fund   Equity Fund   2000
            Class A       Class B       Index**
12/18/00    $10,000.00    $10,000.00    $10,000.00
12/31/00      9,915.49      9,925.29     10,446.99
 3/31/01      8,648.17      8,640.68      9,767.38
 6/30/01     10,371.72     10,374.87     11,174.41
 9/30/01      7,705.29      7,687.37      8,842.24
12/31/01      9,702.86      9,675.43     10,706.69
 3/31/02     10,159.59     10,124.73     11,133.21
 6/30/02      8,819.86      8,794.86     10,203.34
 9/30/02      6,718.93      6,697.94      8,019.80
12/31/02      7,165.50      7,125.47      8,513.61
 3/31/03      6,729.08      6,697.94      8,131.20
 6/30/03      8,271.79      8,214.65     10,035.90
 9/30/03      8,850.31      8,784.68     10,946.92
12/31/03      9,987.04      9,909.00     12,536.61

Fund's Average Annual Total Return
1 Year
Class A:      35.16%
Class B:      36.00%
Class I:      40.23%
Since inception
Class A:      -0.04%
Class B:      -0.30%
Class I*:    5.32%



             *Class I inception date 2/28/2002. Class I share performance may be greater than or less than the lines shown for Class A and Class B shares because of differing loads and expenses between the share classes.
            **The Russell 2000(R) Index tracks the common stock performance of the 2,000 smallest U.S. companies in the Russell 3000(R) Index, which represents approximately 10% of the total capitalization of the Russell 3000 Index. Unlike an investment in the Small Cap Equity Fund, a theoretical investment in the Index does not reflect any expenses. It is not possible to invest directly in an index.

The performance data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. Recent performance may be less than the figures shown. Obtain total returns current to the most recent month-end at statefarm.com(R) under the Mutual Funds tab.
Average annual total return is the compounded rate of change in value during a period of investment, including the value of shares acquired through reinvestment of all dividends and of all capital gain distributions for the period. This rate is based on an investment at the beginning of the period through the end of the period and includes all applicable fees and expenses. Returns in the graph reflect a maximum sales charge of 3% for Class A shares and Class B shares at one year, while the Class B shares since inception return reflects a maximum sales charge of 2.50% (Class I does not include a sales charge). These figures do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of fund shares. A fund may have commenced investment operations on or before 12/18/00, which is the SEC effective registration date for the State Farm Mutual Fund Trust.
See Financial Highlights beginning on page 60.

State Farm International Equity Fund

Investment Strategy Impacting Performance
The International Equity Fund seeks long-term growth of capital. The Fund invests its assets primarily in common stocks of companies located in 16 European countries. The Fund may also invest in companies located in emerging markets. The Fund invests in securities that its sub-advisor, Capital Guardian, thinks are undervalued and represent good long-term investment opportunities.

How the International Equity Fund Performed
The International Equity Fund generated a total return of 33.61% for Class A shares and 33.18% for Class B shares excluding sales charges, and 34.56% for Institutional shares in the 12 month period ended December 31, 2003. The total return of the Morgan Stanley Capital International Europe, Australia and Far East Free ("EAFE(R) Free Index") during the same time period was 38.59%.

Reasons for the International Equity Fund's Performance
The Fund satisfactorily tracked, before fees and expenses, the performance of the EAFE Free Index in 2003. The utilities sector and a rebound in the telecommunications sector lead gains while consumer discretionary stocks underperformed the rest of the Index.

Financial highlights for this fund can be found on pages 66-68.

Performance Comparison
The following graph compares a $10,000 investment in the International Equity Fund since inception to a theoretical investment of the same amount in the EAFE Free Index**:

   COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT FOR THE PERIOD ENDED
             DECEMBER 31, 2003, INCLUDING APPLICABLE SALES CHARGES

                                    [CHART]

            International   International   EAFE
            Equity Fund     Equity Fund     FREE
            Class A         Class B         Index**
12/18/00    $10,000.00      $10,000.00      $10,000.00
12/31/00      9,751.65        9,754.07       10,170.00
 3/31/01      8,466.94        8,467.64        8,773.42
 6/30/01      8,416.37        8,396.82        8,657.84
 9/30/01      7,091.19        7,071.54        7,468.47
12/31/01      7,864.51        7,834.81        7,989.30
 3/31/02      7,874.64        7,834.81        8,066.91
 6/30/02      7,570.99        7,540.56        7,859.70
 9/30/02      5,992.01        5,957.34        6,320.31
12/31/02      6,514.05        6,475.33        6,715.80
 3/31/03      5,918.13        5,869.87        6,164.21
 6/30/03      6,976.40        6,916.59        7,351.96
 9/30/03      7,531.23        7,470.74        7,949.46
12/31/03      8,703.72        8,625.50        9,307.12


Fund's Average Annual Total Return
1 Year
Class A:      29.53%
Class B:      30.18%
Class I:      34.56%
Since inception
Class A:      -4.47%
Class B:      -4.75%
Class I*:      9.26%

             *Class I inception date 2/28/2002. Class I share performance may be greater than or less than the lines shown for Class A and Class B shares because of differing loads and expenses between the share classes.
            **The Morgan Stanley Capital International Europe, Australia and
              Far East Free (EAFE(R) Free) Index currently measures the performance of stock markets of Europe, Australia, New Zealand, and the Far East and takes into account local market restrictions on share ownership by foreigners. EAFE Free is meant to reflect actual opportunities for foreign investors in a local market. Unlike an investment in the International Equity Fund, a theoretical investment in the Index does not reflect any expenses. It is not possible to invest directly in an index.

The performance data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. Recent performance may be less than the figures shown. Obtain total returns current to the most recent month-end at statefarm.com(R) under the Mutual Funds tab.
Average annual total return is the compounded rate of change in value during a period of investment, including the value of shares acquired through reinvestment of all dividends and of all capital gain distributions for the period. This rate is based on an investment at the beginning of the period through the end of of the period and includes all applicable fees and expenses. Returns in the graph reflect a maximum sales charge of 3% for Class A shares and Class B shares at one year, while the Class B shares since inception return reflects a maximum sales charge of 2.50% (Class I does not include a sales charge). These figures do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of fund shares. A fund may have commenced investment operations on or before 12/18/00, which is the SEC effective registration date for the State Farm Mutual Fund Trust.
See Financial Highlights beginning on page 60.

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State Farm S&P 500 Index Fund

Investment Strategy Impacting Performance
The S&P 500 Index Fund seeks to provide investment results that correspond to the total return of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500(R) Stock Index ("S&P 500(R) Index")./1/ The S&P 500 Index Fund invests all of its assets in a separate series of an unaffiliated mutual fund called the S&P 500 Index Master Portfolio, which holds each of the stocks that make up the S&P 500 Index. Barclays Global Fund Advisors is the investment adviser to the S&P 500 Index Master Portfolio and seeks to achieve investment performance that is similar to the S&P 500 Index by staying as fully invested as practicable in common stocks. How the S&P 500 Index Fund Performed
The S&P 500 Index Fund generated a total return of 27.39% for Class A shares and 27.19% for Class B shares excluding sales charges, and 28.27% for Institutional shares, in the 12 month period ended December 31, 2003. The total return of the S&P 500 Index during the same time period was 28.68%. The Index Master Portfolio satisfactorily tracked, before fees and expenses, the performance of the S&P 500 Index during 2003. See the line graph below for performance of the S&P 500 Index Fund with sales charges for Class A and Class B shares.
Within the Index, sector performance was positive. Information technology (17.74% of the Index as of December 31, 2003) led the way with a 47.23% gain for the year. Materials (3.04% of the Index as of December 31, 2003) returned 38.23%. Consumer discretionary, at 11.29% of the Index as of December 31, 2003, climbed 37.45%. Industrials (10.90% of the Index as of December 31, 2003) and financials (the largest sector, at 20.65% of the Index as of December 31, 2003) returned 32.11% and 31.06%, respectively, for the year.
Among the Index's ten largest constituents, all delivered positive results. Technology Bellwethers Intel Corp. (2.04% of the Index as of December 31, 2003) and Cisco Systems Inc. (1.63% of the Index as of December 31, 2003) gained 105.84% and 84.96%, respectively, for the year. Citigroup Inc. (2.43% of the Index as of December 31, 2003) returned 37.94%, and General Electric Co.
(the largest constituent at 3.02% of the Index as of December 31, 2003) climbed 27.23%. International Business Machines Corp. (1.55% of the Index as of December 31, 2003) gained 19.59% for the year.
Financial highlights for this fund can be found on pages 69-71.
Performance Comparison
The following graph compares a $10,000 investment in the S&P 500 Index Fund since inception to a theoretical investment of the same amount in the S&P 500 Index**:

   COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT FOR THE PERIOD ENDED
             DECEMBER 31, 2003, INCLUDING APPLICABLE SALES CHARGES

                                    [CHART]

               S&P 500         S&P 500
               Index           Index            S&P 500
               Class A         Class B          Index**
12/18/00      $10,000.00      $10,000.00      $10,000.00
12/31/00        9,681.07        9,680.63        9,984.68
 3/31/01        8,507.32        8,497.23        8,800.95
 6/30/01        8,992.34        8,972.53        9,316.03
 9/30/01        7,643.97        7,624.22        7,948.61
12/31/01        8,446.46        8,419.06        8,797.92
 3/31/02        8,456.22        8,419.06        8,822.10
 6/30/02        7,305.31        7,281.34        7,640.15
 9/30/02        6,037.37        6,014.17        6,320.26
12/31/02        6,537.46        6,500.50        6,853.53
 3/31/03        6,311.69        6,275.67        6,637.68
 6/30/03        7,273.66        7,214.09        7,659.44
 9/30/03        7,440.53        7,390.05        7,862.11
12/31/03        8,327.90        8,268.83        8,819.44

Fund's Average Annual Total Return
Since inception
Class A:      -5.85%
Class B:      -6.07%
Class I*:      1.71%
1 Year
Class A:      23.49%
Class B:      24.19%
Class I:      28.27%

             *Class I inception date 11/1/2001. Class I share performance may be greater than or less than the lines shown for Class A and Class B shares because of differing loads and expenses between the share classes.
            **The S&P 500(R) Index tracks the common stock performance of large
              U.S. companies in the manufacturing, utilities, transportation, and financial industries. In total, the S&P 500 is comprised of 500 common stocks. Unlike an investment in the S&P 500 Index Fund, a theoretical investment in the Index does not reflect any expenses. It is not possible to invest directly in an index.

The performance data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. Recent performance may be less than the figures shown. Obtain total returns current to the most recent month-end at statefarm.com(R) under the Mutual Funds tab.
Average annual total return is the compounded rate of change in value during a period of investment, including the value of shares acquired through reinvestment of all dividends and of all capital gain distributions for the period. This rate is based on an investment at the beginning of the period through the end of of the period and includes all applicable fees and expenses. Returns in the graph reflect a maximum sales charge of 3% for Class A shares and Class B shares at one year, while the Class B shares since inception return reflects a maximum sales charge of 2.50% (Class I does not include a sales charge). These figures do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of fund shares. A fund may have commenced investment operations on or before 12/18/00, which is the SEC effective registration date for the State Farm Mutual Fund Trust.
See Financial Highlights beginning on page 60.
---------------------
(1)"S&P 500(R) Index" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the State Farm Mutual Fund Trust. The State Farm S&P 500 Index Fund (the "Fund") is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

State Farm Small Cap Index Fund

Investment Strategy Impacting Performance
The Small Cap Index Fund seeks to match as closely as practicable, before fees and expenses, the performance of the Russell 2000(R) Small Stock Index./1/ The Fund invests all of its assets in a separate series of an unaffiliated mutual fund called the Russell 2000 Index Master Portfolio. Barclays Global Fund Advisors is the investment adviser to the Russell 2000 Index Master Portfolio and seeks to achieve investment performance that is similar to the Russell 2000 Index by staying as fully invested as possible in common stocks. The Russell 2000 Index Master Portfolio pursues its investment objective by investing in a representative sample of the securities contained in the Russell 2000 Index based upon sampling and modeling techniques.
How the Small Cap Index Fund Performed
The Small Cap Index Fund generated a total return of 44.70% for Class A shares and 44.46% for Class B shares excluding sales charges, and 45.97% for Institutional shares in the 12 month period ended December 31, 2003. The total return of the Russell 2000 Index during the same time period was 47.25%. See the line graph below for performance with sales charges for Class A and Class B shares.
Reasons for the Small Cap Index Fund's Performance
The Fund's return somewhat varied from the Russell 2000 Index because the Fund invested in a representative sample of the 2000 stocks in the Index, but not in every stock included in the Index. The Fund satisfactorily tracked, before fees and expenses, the performance of the Russell 2000 Index in 2003. Small cap equities out-performed the overall equity market in 2003. Investments in the information technology equities led performance while the telecommunications sector underperformed the rest of the Index.
Financial highlights for this fund can be found on pages 72-74.
Performance Comparison
The following graph compares a $10,000 investment in the Small Cap Index Fund since inception to a theoretical investment of the same amount in the Russell 2000 Small Stock Index**:

   COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT FOR THE PERIOD ENDED
             DECEMBER 31, 2003, INCLUDING APPLICABLE SALES CHARGES

                                    [CHART]
                    Small Cap Index     Small Cap Index     Russell 2000
Since Inception      Fund Class A        Fund Class B          Index**
  12/18/2000          $10,000.00          $10,000.00         $10,000.00
  12/31/2000           10,122.56           10,135.19          10,446.99
  03/31/2001            9,404.37            9,394.27           9,767.38
  06/30/2001           10,753.40           10,765.50          11,174.41
  09/30/2001            8,501.79            8,482.02           8,842.24
  12/31/2001           10,266.62           10,242.39          10,706.69
  03/31/2002           10,662.63           10,639.26          11,133.21
  06/30/2002            9,761.70            9,728.06          10,203.34
  09/30/2002            7,662.84            7,633.71           8,019.80
  12/31/2002            8,104.25            8,066.57           8,513.61
  03/31/2003            7,706.00            7,668.22           8,131.20
  06/30/2003            9,458.27            9,401.04          10,035.90
  09/30/2003           10,274.67           10,224.81          10,946.92
  12/31/2003           11,727.16           11,699.39          12,536.61

Fund's Average Annual Total Return
1 Year
Class A:        40.39%
Class B:        41.46%
Class I:        45.97%
Since inception
Class A:         5.39%
Class B:         5.31%
Class I*:       10.69%

             *Class I inception date 2/28/2002. Class I share performance may be greater than or less than the lines shown for Class A and Class B shares because of differing loads and expenses between the share classes.
            **The Russell 2000(R) Index tracks the common stock performance of the 2,000 smallest U.S. companies in the Russell 3000(R) Index, which represents approximately 10% of the total capitalization of the Russell 3000 Index. Unlike an investment in the Small Cap Index Fund, a theoretical investment in the Index does not reflect any expenses. It is not possible to invest directly in an index.

The performance data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. Recent performance may be less than the figures shown. Obtain total returns current to the most recent month-end at statefarm.com(R) under the Mutual Funds tab.
Average annual total return is the compounded rate of change in value during a period of investment, including the value of shares acquired through reinvestment of all dividends and of all capital gain distributions for the period. This rate is based on an investment at the beginning of the period through the end of of the period and includes all applicable fees and expenses. Returns in the graph reflect a maximum sales charge of 3% for Class A shares and Class B shares at one year, while the Class B shares since inception return reflects a maximum sales charge of 2.50% (Class I does not include a sales charge). These figures do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of fund shares. A fund may have commenced investment operations on or before 12/18/00, which is the SEC effective registration date for the State Farm Mutual Fund Trust.
See Financial Highlights beginning on page 60.
---------------------
/(1)/The Russell 2000(R) Index is a trademark/service mark, and Russell(R) is a trademark of the Frank Russell Company. The State Farm Small Cap Index Fund (the "Fund") is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with the Frank Russell Company. Frank Russell company is not responsible for and has not reviewed the Fund nor any associated literature or publications and Frank Russell company makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

State Farm International Index Fund

Investment Strategy Impacting Performance
The International Index Fund seeks to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the Morgan Stanley Capital International Europe, Australia, and Far East Free Index ("EAFE(R) Free Index")./1/ The Fund invests all of its assets in a separate series of an unaffiliated mutual fund called the International Index Master Portfolio. Barclays Global Fund Advisors is the investment adviser to the International Index Master Portfolio. The International Index Master Portfolio seeks to match the performance of the EAFE Free Index by investing in common stocks included in the Index and by staying as fully invested as possible in common stocks. The International Index Master Portfolio selects a representative sample of the securities contained in the EAFE Free Index based upon sampling and modeling techniques.

How the International Index Fund Performed
The International Index Fund generated a total return of 36.95% for Class A shares and 36.71% for Class B shares excluding sales charges, and 37.79% for Institutional shares in the 12 month period ended December 31, 2003. The total return of the EAFE Free Index during the same time period was 38.59%. See the line graph below for performance with sales charges for Class A and Class B shares.

Reasons for the International Index Fund's Performance
The Fund satisfactorily tracked, before fees and expenses, the performance of the EAFE Free Index in 2003. The utilities sector and a rebound in the telecommunications sector lead gains while consumer discretionary stocks underperformed the rest of the Index.

Financial highlights for this fund can be found on pages 75-77.

Performance Comparison
The following graph compares a $10,000 investment in the International Index Fund since inception to a theoretical investment of the same amount in the EAFE Free Index**:

   COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT FOR THE PERIOD ENDED
             DECEMBER 31, 2003, INCLUDING APPLICABLE SALES CHARGES

                                    [CHART]

               International       International Index      EAFE FREE
               Index Class A            Class B              Index**
12/18/2000      10,000.00              10,000.00            10,000.00
12/31/2000       9,846.24               9,850.27            10,170.00
03/31/2001       8,478.44               8,468.33             8,773.42
06/30/2001       8,362.03               8,342.22             8,657.84
09/30/2001       7,227.04               7,207.29             7,468.47
12/31/2001       7,661.21               7,637.36             7,989.30
03/31/2002       7,709.88               7,676.18             8,066.91
06/30/2002       7,495.72               7,472.28             7,859.70
09/30/2002       5,986.84               5,964.21             6,320.31
12/31/2002       6,352.41               6,314.02             6,715.80
03/31/2003       5,810.73               5,774.78             6,164.21
06/30/2003       6,923.64               6,872.87             7,351.96
09/30/2003       7,455.47               7,402.30             7,949.46
12/31/2003       8,699.88               8,633.98             9,307.12

Fund's Average Annual Total Return
1 Year
Class A:        32.84%
Class B:        33.71%
Class I:        37.79%
Since inception
Class A:        -4.48%
Class B:        -4.72%
Class I*:       10.74%


             *Class I inception date 2/28/2002. Class I share performance may be greater than or less than the lines shown for Class A and Class B shares because of differing loads and expenses between the share classes.
            **The Morgan Stanley Capital International Europe, Australia and
              Far East Free (EAFE(R) Free) Index currently measures the performance of stock markets of Europe, Australia, New Zealand, and the Far East and takes into account local market restrictions on share ownership by foreigners. EAFE Free is meant to reflect actual opportunities for foreign investors in a local market. Unlike an investment in the International Index Fund, a theoretical investment in the Index does not reflect any expenses. It is not possible to invest directly in an index.

The performance data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate and fund shares, when redeemed, may be worth more or less that their original cost. Recent performance may be less that the figures shown. Obtain total returns current to the most recent month-end at statefarm.com(R) under the Mutual Funds tab.
Average annual total return is the compounded rate of change in value during a period of investment, including the value of shares acquired through reinvestment of all dividends and of all capital gain distributions for the period. This rate is based on an investment at the beginning of the period through the end of the period and includes all applicable fees and expenses. Returns in the graph reflect a maximum sales charge of 3% for Class A shares and Class B shares at one year, while the Class B shares since inception return reflects a maximum sales charge of 2.50% (Class I does not include a sales charge). These figures do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of fund shares. A fund may have commenced investment operations on or before 12/18/00, which is the SEC effective registration date for the State Farm Mutual Fund Trust.
See Financial Highlights beginning on page 60.
---------------------
/(1)/The EAFE(R) Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and its affiliates and has been licensed for use by the State Farm Mutual Fund Trust (the "Trust"). The State Farm International Index Fund (the "Fund"), based on the EAFE(R) Free Index, has not been passed on by MSCI as to its responsibility for and does not participate in the management of the fund assets or sale of the fund shares. The Trust's Prospectus contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

State Farm Equity and Bond Fund

Investment Strategy Impacting Performance
The Equity and Bond Fund seeks long-term growth of principal while providing some current income. The Fund invests all of its assets in shares of the State Farm Equity Fund and the State Farm Bond Fund. Generally, the State Farm Equity and Bond Fund attempts to maintain approximately 60% of its net assets in shares of the Equity Fund and approximately 40% of its net assets in shares of the Bond Fund. The mix of assets was in line with these targets on December 31, 2003.
How the State Farm Equity and Bond Fund Performed
The Equity and Bond Fund generated a total return of 14.70% for Class A shares and 14.36% for Class B shares excluding sales charges, and 15.26% for Institutional shares in the 12 month period ended December 31, 2003. The total return of the S&P 500(R) Index during the same time period was 28.68% and the total return of the Lehman Brothers Aggregate Bond Index was 4.10%. See the line graph below for performance with sales charges for Class A and Class B shares.
Reasons for the State Farm Equity and Bond Fund's Performance
The equity portfolio of the fund reflected a positive return representative of the overall positive results of the equity markets in the same time period. The fund's equity investments performed under the S&P 500 Index benchmark as the fund's holdings of pharmaceutical firms, consumer product companies, telecommunications operations and international oil firm were below the index. Within the fixed income portfolio of the fund's investments, corporate bond holdings performed better than other asset classes over the past year.
Corporate bonds performed well as yield spreads to U.S. Treasuries narrowed significantly. The lowest quality bonds provided the highest return. With short term interest rates at historically low levels, the fund's cash investments caused the fund's return to lag behind the Lehman Brothers Aggregate Bond Index. Financial highlights for this fund can be found on pages 78-80.
Performance Comparison
The following graph compares a $10,000 investment in the Equity and Bond Fund since inception to a theoretical investment of the same amount in the S&P 500 Index**, the Lehman Brothers Aggregate Bond Index**, and the Blended Benchmark***:

   COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT FOR THE PERIOD ENDED
             DECEMBER 31, 2003, INCLUDING APPLICABLE SALES CHARGES

                                    [CHART]

                  Equity &         Equity &         Lehman Brothers
                  Bond             Bond             U.S. Aggregate    S&P 500(R)   Blended
                  Class A          Class B          Bond Index**      Index**      Benchmark***
12/18/2000       $10,000.00       $10,000.00        $10,000.00       $10,000.00    $10,000.00
12/31/2000         9,702.67         9,698.82         10,031.00         9,984.68     10,003.21
 3/31/2001         8,968.52         8,964.96         10,334.61         8,800.95      9,414.41
 6/30/2001         9,139.59         9,136.08         10,392.30         9,316.03      9,746.54
 9/30/2001         8,698.16         8,684.79         10,873.02         7,948.61      9,118.37
12/31/2001         9,152.48         9,126.97         10,877.05         8,797.92      9,629.57
 3/31/2002         9,183.05         9,157.49         10,886.63         8,822.10      9,647.91
 6/30/2002         8,620.78         8,619.88         11,288.41         7,640.15      9,099.45
 9/30/2002         8,004.28         7,993.17         11,806.30         6,320.26      8,514.68
12/31/2002         8,426.89         8,405.96         11,991.65         6,853.53      8,908.78
 3/31/2003         8,333.25         8,302.19         12,158.35         6,637.68      8,845.95
 6/30/2003         8,985.27         8,947.32         12,463.28         7,659.44      9,438.01
 9/30/2003         9,079.42         9,030.65         12,445.30         7,862.11      9,586.33
12/31/2003         9,665.51         9,616.58         12,484.48         8,819.44     10,290.67

Fund's Average Annual Total Return
Since inception
Class A:      -1.11%
Class B:      -1.28%
Class I(1):    3.78%
1 Year
Class A:      11.26%
Class B:      11.36%
Class I:      15.26%

             *Class I inception date 2/28/2002. Class I share performance may be greater than or less than the lines shown for Class A and Class B shares because of differing loads and expenses between the share classes.
            **See footnotes for the Equity Fund and the Bond Fund for
              descriptions of the indices.
           ***The Manager computes the Blended Benchmark using 60% S&P 500
              Index and 40% Lehman Brothers Aggregate Bond Index. Unlike an investment in the Equity and Bond Fund, returns of the Blended Benchmark do not reflect expenses of investing. Moreover, returns of the Blended Benchmark do not reflect any deductions for taxes. Unlike an investment in the Equity and Bond Fund, a theoretical investment in the index does not reflect any expenses. It is not possible to invest directly in the index.

The performance data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. Recent performance may be less than the figures shown. Obtain total returns current to the most recent month-end at statefarm.com(R) under the Mutual Funds tab.
Average annual total return is the compounded rate of change in value during a period of investment, including the value of shares acquired through reinvestment of all dividends and of all capital gain distributions for the period. This rate is based on an investment at the beginning of the period through the end of the period and includes all applicable fees and expenses. Returns in the graph reflect a maximum sales charge of 3% for Class A shares and Class B shares at one year, while the Class B shares since inception return reflects a maximum sales charge of 2.50% (Class I does not include a sales charge). These figures do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of fund shares. A fund may have commenced investment operations on or before 12/18/00, which is the SEC effective registration date for the State Farm Mutual Fund Trust.
See Financial Highlights beginning on page 60.

State Farm Bond Fund

Investment Strategy Impacting Performance
The Bond Fund seeks to realize over a period of years the highest yield consistent with investing in investment grade bonds. The Fund invests primarily in investment grade bonds issued by U.S. companies, U.S. government and agency obligations, and mortgage backed securities.

How the State Farm Bond Fund Performed
The Bond Fund generated a total return of 3.16% for Class A shares and 2.78% for Class B shares excluding sales charges, and 3.69% for Institutional shares, in the 12 month period ended December 31, 2003. The total return of the Lehman Brothers Aggregate Bond Index during the same time period was 4.10%. See the line graph below for performance with sales charges for Class A and Class B shares.

Reasons for the Bond Fund's Performance
The asset class composition of the fund's portfolio was similar to the previous year. Overall, the fund's investments in corporate bonds performed better than other asset classes of the fund over the past year. Corporate bonds performed well as yield spreads to U.S. Treasuries narrowed significantly. The lowest quality bonds provided the highest return. With short term interest rates at historically low levels, the fund's cash investments caused the fund's return to lag behind the Lehman Brothers Aggregate Bond Index.

Financial highlights for this fund can be found on pages 81-83.

Performance Comparison
The following graph compares a $10,000 investment in the Bond Fund since inception to a theoretical investment of the same amount in the Lehman Brothers Aggregate Bond Index**:

   COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT FOR THE PERIOD ENDED
             DECEMBER 31, 2003, INCLUDING APPLICABLE SALES CHARGES

                                    [CHART]

                                           Lehman Brothers
               Bond           Bond         U.S. Aggregate
               Class A        Class B      Bond Index**
12/18/00     $10,000.00     $10,000.00     $10,000.00
12/31/00       9,724.31       9,728.19      10,031.00
 3/31/01      10,002.47      10,004.84      10,334.61
 6/30/01      10,022.34      10,015.06      10,392.30
 9/30/01      10,481.69      10,477.19      10,873.02
12/31/01      10,445.75      10,429.85      10,877.05
 3/31/02      10,403.35      10,376.31      10,886.63
 6/30/02      10,734.58      10,730.43      11,288.41
 9/30/02      11,242.94      11,239.78      11,806.30
12/31/02      11,388.05      11,376.94      11,991.65
 3/31/03      11,538.95      11,520.33      12,158.35
 6/30/03      11,808.37      11,794.81      12,463.28
 9/30/03      11,771.35      11,736.79      12,445.30
12/31/03      11,747.61      11,725.49      12,484.48


Fund's Average Annual Total Return
Since inception
Class A:      5.45%
Class B:      5.38%
Class I*:     4.98%
1 Year
Class A:      0.08%
Class B:     -0.22%
Class I:      3.69%


             *Class I inception date 11/01/2001. Class I share performance may be greater than or less than the lines shown for Class A and Class B shares because of differing loads and expenses between the share classes.
            **The Lehman Brothers Aggregate Bond Index contains approximately
              6,766 Government, corporate and collateralized debt instruments with maturities greater than 1 year and an outstanding par value of at least $150 million. The Lehman Brothers Aggregate Bond Index represents an unmanaged group of bonds and mortgage-backed securities that differ from the composition of the Bond Fund. Unlike an investment in the Bond Fund, a theoretical investment in the Index does not reflect any expenses. It is not possible to invest directly in an index.

The performance data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. Recent performance may be less than the figures shown. Obtain total returns current to the most recent month-end at statefarm.com(R) under the Mutual Funds tab.
Average annual total return is the compounded rate of change in value during a period of investment, including the value of shares acquired through reinvestment of all dividends and of all capital gain distributions for the period. This rate is based on an investment at the beginning of the period through the end of of the period and includes all applicable fees and expenses. Returns in the graph reflect a maximum sales charge of 3% for Class A shares and Class B shares at one year, while the Class B shares since inception return reflects a maximum sales charge of 2.50% (Class I does not include a sales charge). These figures do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of fund shares. A fund may have commenced investment operations on or before 12/18/00, which is the SEC effective registration date for the State Farm Mutual Fund Trust.
See Financial Highlights beginning on page 60.

State Farm Tax Advantaged Bond Fund

Investment Strategy Impacting Performance
The Tax Advantaged Bond Fund seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The fund invests primarily in a diversified selection of municipal bonds. Dividends from the fund largely will be exempt from federal income tax, but a portion of those dividends may be subject to state and local taxes and (if applicable) the alternative minimum tax. The fund may hold bonds with maturities of one to thirty years.

How the Tax Advantaged Bond Fund Performed
The Tax Advantaged Bond Fund generated a total return of 5.60% for Class A shares and 5.18% for Class B shares excluding sales charges, and 6.18% for Institutional shares, in the 12 month period ended December 31, 2003. The total return of the Lehman Brothers Municipal Bond Index was 5.31% during the same time period. See the line graph below for performance with sales charges for Class A and Class B shares.

Reasons for the Tax Advantaged Bond Fund's Performance
Interest rates declined slightly on the longer end of the yield curve. Short-term interest rates remained at historically low levels throughout the year. These factors tended to increase returns as the fund remained fully invested throughout the year.

Lower quality bonds performed well during 2003. The market sector especially benefited from the improving credit situation related to both tobacco securitizations and airline facility bonds. The fund invested in bonds with generally very good credit quality, and had no exposure to the high yield sector. This lack of exposure to lower quality bonds put the fund at a disadvantage and tended to decrease returns relative to the market.

The Fund's duration was slightly longer than the index, and this benefited the performance in a declining yield environment. The credit quality of the fund was better than that of the index, which lowered the performance of the fund as lower quality assets performed particularly well.

The position of the portfolio on the yield curve increased return, as the portions of the yield curve corresponding with the portfolio outperformed most yield curve sectors not held in the fund. The holdings in the portfolio did not change significantly during 2003. The structure of the portfolio remained essentially constant for the year.

Financial highlights for this fund can be found on pages 84-86.

Performance Comparison
The following graph compares a $10,000 investment in the Tax Advantaged Bond Fund since inception to a theoretical investment of the same amount in the Lehman Brothers Municipal Bond Index**:

   COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT FOR THE PERIOD ENDED
             DECEMBER 31, 2003, INCLUDING APPLICABLE SALES CHARGES

                                    [CHART]

                Tax            Tax           Lehman Brothers
                Advantaged     Advantaged    Municipal
                Class A        Class B       Bond Index**
12/18/2000     $10,000.00     $10,000.00     $10,000.00
12/31/2000       9,739.42       9,743.18      10,052.90
 3/31/2001       9,912.25       9,911.21      10,276.58
 6/30/2001       9,923.43       9,912.77      10,344.22
 9/30/2001      10,212.29      10,199.42      10,634.24
12/31/2001      10,106.20      10,079.90      10,569.13
 3/31/2002      10,240.09      10,207.42      10,667.74
 6/30/2002      10,659.50      10,651.94      11,058.09
 9/30/2002      11,357.81      11,356.01      11,583.38
12/31/2002      11,282.41      11,267.33      11,582.60
 3/31/2003      11,441.73      11,418.82      11,722.42
 6/30/2003      11,782.34      11,755.08      12,022.83
 9/30/2003      11,779.90      11,741.00      12,033.07
12/31/2003      11,913.77      11,890.35      12,197.57

Fund's Average Annual Total Return
Since inception
Class A:      5.94%
Class B:      5.87%
Class I*:     7.93%
1 Year
Class A:      2.42%
Class B:      2.18%
Class I:      6.18%

             *Class I inception date 2/28/2002. Class I share performance may be greater than or less than the lines shown for Class A and Class B shares because of differing loads and expenses between the share classes.
            **The Lehman Brothers Municipal Bond Index includes approximately
              47,067 municipal bonds which are selected to be representative of the market. To be included in the Index, a municipal bond must meet the following criteria: have a minimum credit rating of Baa assigned by Moody's Investors Service, Inc. or S&P; have been issued as part of an issue of at least $50 million; have an amount outstanding of at least 5 million; have been issued since December 31,1990; and have a maturity of at least one year. The Lehman Brothers Municipal Bond Index represents an unmanaged group of bonds that differ from the composition of the Tax Advantaged Bond Fund. Unlike an investment in the Tax Advantaged Bond Fund, a theoretical investment in the Index does not reflect any expenses. It is not possible to invest directly in an index.
The performance data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. Recent performance may be less than the figures shown. Obtain total returns current to the most recent month-end at statefarm.com(R) under the Mutual Funds tab.
Average annual total return is the compounded rate of change in value during a period of investment, including the value of shares acquired through reinvestment of all dividends and of all capital gain distributions for the period. This rate is based on an investment at the beginning of the period through the end of of the period and includes all applicable fees and expenses. Returns in the graph reflect a maximum sales charge of 3% for Class A shares and Class B shares at one year, while the Class B shares since inception return reflects a maximum sales charge of 2.50% (Class I does not include a sales charge). These figures do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of fund shares. A fund may have commenced investment operations on or before 12/18/00, which is the SEC effective registration date for the State Farm Mutual Fund Trust.
See Financial Highlights beginning on page 60.

State Farm Money Market Fund

The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Fund pursues this objective by investing in high quality commercial paper and other short-term debt securities. It is managed by State Farm Investment Management Corp. An investment in the Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Financial highlights for this fund can be found on pages 87-89.

State Farm LifePath(R) Income Fund

Investment Strategy Impacting Performance
The State Farm LifePath Income Fund is managed for investors seeking income and moderate long-term growth capital. The adviser expects that about 35% of the Fund's assets will be invested in stocks, with the rest in bonds and money market instruments./1/

How the State Farm LifePath Income Fund Performed
The State Farm LifePath Income Fund generated a total return of 8.20% for Class A shares and 7.93% for Class B shares excluding sales charges, and 8.54% for Institutional shares, since inception on May 9, 2003. See the line graph below for performance with sales charges for Class A and Class B shares.

The total return of comparative indices for this fund, during the same time period were as follows: S&P 500(R) Index 28.68%, Russell 3000(R) Index 24.15%, MSCI EAFE(R) Index 35.02%, Citigroup Salomon 3 Month Treasury Bill Index 0.74%, and Lehman Brothers Aggregate Bond Index 1.12%.

Reasons for the State Farm LifePath Income Fund's Performance
The LifePath Funds with a longer time horizon, because they were positioned with a higher equity mix, had higher returns than LifePath Funds with a shorter time horizon. The LifePath Funds were managed to seek the highest expected return in exchange for the various levels of risk most investors that share the Funds' time horizons are willing to take. The LifePath Funds' returns during the year were consistent with this investment discipline.

Investment allocations within the LifePath Funds were very stable during the year ended December 31, 2003. The allocation to international equities helped performance for each LifePath Fund during the year, as a result of the weakening U.S. dollar. The weakening U.S. dollar, all else being equal, caused the value of international investments to rise in value in U.S. dollar terms. In addition, while the LifePath Funds do not make sector or style bets, portfolio allocations in sectors that usually responded quickly to changes in the economic environments, such as technology sector securities, helped portfolio performance across the LifePath Funds, as the U.S. economy recovered during 2003. Financial highlights for this fund can be found on pages 90-92.

Performance Comparison
The following graph compares a $10,000 investment in the State Farm LifePath Income Fund since inception to theoretical investments of the same amount in the following indexes: S&P 500 Index*, Russell 3000 Index*, MSCI EAFE Index*, Citigroup Salomon 3 Month Treasury Bill Index*, and Lehman Brothers Aggregate Bond Index*:

   COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT FOR THE PERIOD ENDED
             DECEMBER 31, 2003, INCLUDING APPLICABLE SALES CHARGES

                                    [CHART]

                                              5/9/2003        12/31/2003
LifePath Income Class A                      $10,000.00       $10,495.91
LifePath Income Class B                       10,000.00        10,492.90
LifePath Income Class I                       10,000.00        10,854.23
Russell 3000 Index                            10,000.00        12,414.52
MSCI EAFE Index                               10,000.00        13,502.28
Citigroup 3 Month Treasury Bill Index         10,000.00        10,073.54
Lehman Brothers U.S. Aggregated Bond Index    10,000.00        10,116.00
S&P 500 Index                                 10,000.00        12,051.38

Fund's Average Annual Total Return
         Since Inception
          Class A: 4.96%
          Class B: 4.93%
          Class I: 8.54%

             *See footnotes for the LifePath 2040(R) Fund for description of the indices.

The performance data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. Recent performance may be less than the figures shown. Obtain total returns current to the most recent month-end at statefarm.com(R) under the Mutual Funds tab.
Average annual total return is the compounded rate of change in value during a period of investment, including the value of shares acquired through reinvestment of all dividends and of all capital gain distributions for the period. This rate is based on an investment at the beginning of the period through the end of the period, reflects a maximum sales charge of 3% (Class I does not include a sales charge), and includes all other applicable fees and expenses. Ending net asset value on 5/9/2003 is used to calculate since inception returns. These figures do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of fund shares. See Financial Highlights beginning on page 60.
---------------------
/(1)/All securities are held in the LifePath Master Portfolios in which the State Farm LifePath Funds invest all their assets. For simplicity, all references to LifePath Funds refer also to the LifePath Master Portfolios except with respect to performance data quoted. State Farm Investment Management Corp. is the investment adviser to the State Farm LifePath Funds. Barclays Global Fund Advisors is the investment adviser to the LifePath Master Portfolios.

State Farm LifePath 2010(R) Fund

Investment Strategy Impacting Performance
The State Farm LifePath 2010 Fund is managed for investors planning to begin to withdraw substantial portions of their investment approximately in the year 2010. As of December 31, 2003, the State Farm LifePath 2010 Fund held about 49% of its assets in stocks and the rest of its assets in bonds and money market instruments./1/ The Fund pursues a strategy of allocating and reallocating investments among stocks, bonds, and money market instruments. Through strategic reallocation, this strategy takes into account the Fund's time horizon and risk tolerance, resulting in a gradual decline of overall risk as the investment horizon narrows.

How the State Farm LifePath 2010 Fund Performed
The State Farm LifePath 2010 Fund generated a total return of 11.14% for Class A shares and 10.82% for Class B shares excluding sales charges, and 11.77% for Institutional shares, since inception on May 9, 2003. See the line graph below for performance with sales charges for Class A and Class B shares.

The total return of comparative indices for this fund, during the same time period were as follows: S&P 500(R) Index 28.68%, Russell 3000(R) Index 24.15%, MSCI EAFE(R) Index 35.02%, Citigroup Salomon 3 Month Treasury Bill Index 0.74%, and Lehman Brothers Aggregate Bond Index 1.12%.

Reasons for the State Farm LifePath 2010 Fund's Performance
The LifePath Funds with a longer time horizon, because they were positioned with a higher equity mix, had higher returns than LifePath Funds with a shorter time horizon. The LifePath Funds were managed to seek the highest expected return in exchange for the various levels of risk most investors that share the Funds' time horizons are willing to take. The LifePath Funds' returns during the year were consistent with this investment discipline.

Investment allocations within the LifePath Funds were very stable during the year ended December 31, 2003. The allocation to international equities helped performance for each LifePath Fund during the year, as a result of the weakening U.S. dollar. The weakening U.S. dollar, all else being equal, caused the value of international investments to rise in value in U.S. dollar terms. In addition, while the LifePath Funds do not make sector or style bets, portfolio allocations in sectors that usually responded quickly to changes in the economic environments, such as technology sector securities, helped portfolio performance across the LifePath Funds, as the U.S. economy recovered during 2003. Financial highlights for this fund can be found on pages 93-95.

Performance Comparison
The following graph compares a $10,000 investment in the State Farm LifePath 2010 Fund since inception to theoretical investments of the same amount in the following indexes: S&P 500 Index*, Russell 3000 Index*, MSCI EAFE Index*, Citigroup Salomon 3 Month Treasury Bill Index*, and Lehman Brothers Aggregate Bond Index*:

   COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT FOR THE PERIOD ENDED
             DECEMBER 31, 2003, INCLUDING APPLICABLE SALES CHARGES

                                    [CHART]

                                               5/9/2003       12/31/2003
LifePath 2010 Class A                         $10,000.00      $10,781.60
LifePath 2010 Class B                          10,000.00       10,782.42
LifePath 2010 Class I                          10,000.00       11,176.96
Russell 3000 Index                             10,000.00       12,414.52
MSCI EAFE Index                                10,000.00       13,502.28
Citigroup 3 Month Treasury Bill Index          10,000.00       10,073.54
Lehman Brothers U.S. Aggregated Bond Index     10,000.00       10,116.00
S&P 500 Index                                  10,000.00       12,051.38

Fund's Average Annual Total Return
Since inception
Class A:       7.82%
Class B:       7.82%
Class I:      11.77%



         *See footnotes for the LifePath 2040(R) Fund for description of the indices.

The performance data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. Recent performance may be less than the figures shown. Obtain total returns current to the most recent month-end at statefarm.com(R) under the Mutual Funds tab.
Average annual total return is the compounded rate of change in value during a period of investment, including the value of shares acquired through reinvestment of all dividends and of all capital gain distributions for the period. This rate is based on an investment at the beginning of the period through the end of the period, reflects a maximum sales charge of 3% (Class I does not include a sales charge), and includes all other applicable fees and expenses. Ending net asset value on 5/9/2003 is used to calculate since inception returns. These figures do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of fund shares. See Financial Highlights beginning on page 60.
---------------------
/(1)/All securities are held in the LifePath Master Portfolios in which the State Farm LifePath Funds invest all their assets. For simplicity, all references to LifePath Funds refer also to the LifePath Master Portfolios except with respect to performance data quoted. State Farm Investment Management Corp. is the investment adviser to the State Farm LifePath Funds. Barclays Global Fund Advisors is the investment adviser to the LifePath Master Portfolios.

State Farm LifePath 2020(R) Fund

Investment Strategy Impacting Performance
The State Farm LifePath 2020 Fund is managed for investors planning to begin to withdraw substantial portions of their investment approximately in the year 2020. As of December 31, 2003, the State Farm LifePath 2020 Fund held about 65% of its assets in stocks and the rest of its assets in bonds and money market instruments./1/ The Fund pursues a strategy of allocating and reallocating investments among stocks, bonds, and money market instruments. Through strategic reallocation, this strategy takes into account the Fund's time horizon and risk tolerance, resulting in a gradual decline of overall risk as the investment horizon narrows.

How the State Farm LifePath 2020 Fund Performed
The State Farm LifePath 2020 Fund generated a total return of 14.67% for Class A shares and 14.46% for Class B shares excluding sales charges, and 15.20% for Institutional shares, since inception on May 9, 2003. See the line graph below for performance with sales charges for Class A and Class B shares.

The total return of comparative indices for this fund, during the same time period were as follows: S&P 500(R) Index 28.68%, Russell 3000(R) Index 24.15%, MSCI EAFE(R) Index 35.02%, Citigroup Salomon 3 Month Treasury Bill Index 0.74%, and Lehman Brothers Aggregate Bond Index 1.12%.

Reasons for the State Farm LifePath 2020 Fund's Performance
The LifePath Funds with a longer time horizon, because they were positioned with a higher equity mix, had higher returns than LifePath Funds with a shorter time horizon. The LifePath Funds were managed to seek the highest expected return in exchange for the various levels of risk most investors that share the Funds' time horizons are willing to take. The LifePath Funds' returns during the year were consistent with this investment discipline.

Investment allocations within the LifePath Funds were very stable during the year ended December 31, 2003. The allocation to international equities helped performance for each LifePath Fund during the year, as a result of the weakening U.S. dollar. The weakening U.S. dollar, all else being equal, caused the value of international investments to rise in value in U.S. dollar terms. In addition, while the LifePath Funds do not make sector or style bets, portfolio allocations in sectors that usually responded quickly to changes in the economic environments, such as technology sector securities, helped portfolio performance across the LifePath Funds, as the U.S. economy recovered during 2003. Financial highlights for this fund can be found on pages 96-98.

Performance Comparison
The following graph compares a $10,000 investment in the State Farm LifePath 2020 Fund since inception to theoretical investments of the same amount in the following indexes: S&P 500 Index*, Russell 3000 Index*, MSCI EAFE Index*, Citigroup Salomon 3 Month Treasury Bill Index*, and Lehman Brothers Aggregate Bond Index*:

   COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT FOR THE PERIOD ENDED
             DECEMBER 31, 2003, INCLUDING APPLICABLE SALES CHARGES

                                    [CHART]

                                               5/9/2003       12/31/2003
LifePath 2020 Class A                         $10,000.00      $11,125.34
LifePath 2020 Class B                          10,000.00       11,146.12
LifePath 2020 Class I                          10,000.00       11,519.78
Russell 3000 Index                             10,000.00       12,414.52
MSCI EAFE Index                                10,000.00       13,502.28
Citigroup 3 Month Treasury Bill Index          10,000.00       10,073.54
Lehman Brothers U.S. Aggregated Bond Index     10,000.00       10,116.00
S&P 500 Index                                  10,000.00       12,051.38

Fund's Average Annual Total Return
         Since inception
           Class A: 11.25%
           Class B: 11.46%
           Class I: 15.20%



         *See footnotes for the LifePath 2040(R) Fund for description of the indices.
The performance data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. Recent performance may be less than the figures shown. Obtain total returns current to the most recent month-end at statefarm.com(R) under the Mutual Funds tab.
Average annual total return is the compounded rate of change in value during a period of investment, including the value of shares acquired through reinvestment of all dividends and of all capital gain distributions for the period. This rate is based on an investment at the beginning of the period through the end of the period, reflects a maximum sales charge of 3% (Class I does not include a sales charge), and includes all other applicable fees and expenses. Ending net asset value on 5/9/2003 is used to calculate since inception returns. These figures do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of fund shares. A fund may have commenced investment operations on or before 12/18/00, which is the SEC effective registration date for the State Farm Mutual Fund Trust. See Financial Highlights beginning on page 60.
---------------------
/(1)/All securities are held in the LifePath Master Portfolios in which the State Farm LifePath Funds invest all their assets. For simplicity, all references to LifePath Funds refer also to the LifePath Master Portfolios except with respect to performance data quoted. State Farm Investment Management Corp. is the investment adviser to the State Farm LifePath Funds. Barclays Global Fund Advisors is the investment adviser to the LifePath Master Portfolios.

State Farm LifePath 2030(R) Fund

Investment Strategy Impacting Performance
The State Farm LifePath 2030 Fund is managed for investors planning to begin to withdraw substantial portions of their investment approximately in the year 2030. As of December 31, 2003, the State Farm LifePath 2030 Fund held about 79% of its assets in stocks and the rest of its assets in bonds and money market instruments./1/ The Fund pursues a strategy of allocating and reallocating investments among stocks, bonds, and money market instruments. Through strategic reallocation, this strategy takes into account the Fund's time horizon and risk tolerance, resulting in a gradual decline of overall risk as the investment horizon narrows.

How the State Farm LifePath 2030 Fund Performed
The State Farm LifePath 2030 Fund generated a total return of 17.02% for Class A shares and 16.61% for Class B shares excluding sales charges, and 17.45% for Institutional shares, since inception on May 9, 2003. See the line graph below for performance with sales charges for Class A and Class B shares.

The total return of comparative indices for this fund, during the same time period were as follows: S&P 500(R) Index 28.68%, Russell 3000(R) Index 24.15%, MSCI EAFE(R) Index 35.02%, Citigroup Salomon 3 Month Treasury Bill Index 0.74%, and Lehman Brothers Aggregate Bond Index 1.12%.

Reasons for the State Farm LifePath 2030 Fund's Performance
The LifePath Funds with a longer time horizon, because they were positioned with a higher equity mix, had higher returns than LifePath Funds with a shorter time horizon. The LifePath Funds were managed to seek the highest expected return in exchange for the various levels of risk most investors that share the Funds' time horizons are willing to take. The LifePath Funds' returns during the year were consistent with this investment discipline.

Investment allocations within the LifePath Funds were very stable during the year ended December 31, 2003. The allocation to international equities helped performance for each LifePath Fund during the year, as a result of the weakening U.S. dollar. The weakening U.S. dollar, all else being equal, caused the value of international investments to rise in value in U.S. dollar terms. In addition, while the LifePath Funds do not make sector or style bets, portfolio allocations in sectors that usually responded quickly to changes in the economic environments, such as technology sector securities, helped portfolio performance across the LifePath Funds, as the U.S. economy recovered during 2003. Financial highlights for this fund can be found on pages 99-101.

Performance Comparison
The following graph compares a $10,000 investment in the State Farm LifePath 2030 Fund since inception to theoretical investments of the same amount in the following indexes: S&P 500 Index*, Russell 3000 Index*, MSCI EAFE Index*, Citigroup Salomon 3 Month Treasury Bill Index*, and Lehman Brothers Aggregate Bond Index*:

   COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT FOR THE PERIOD ENDED
             DECEMBER 31, 2003, INCLUDING APPLICABLE SALES CHARGES

                                    [CHART]

                                               5/9/2003       12/31/2003
LifePath 2030 Class A                         $10,000.00      $11,354.30
LifePath 2030 Class B                          10,000.00       11,360.91
LifePath 2030 Class I                          10,000.00       11,744.99
Russell 3000 Index                             10,000.00       12,414.52
MSCI EAFE Index                                10,000.00       13,502.28
Citigroup 3 Month Treasury Bill Index          10,000.00       10,073.54
Lehman Brothers U.S. Aggregated Bond Index     10,000.00       10,116.00
S&P 500 Index                                  10,000.00       12,051.38

Fund's Average Annual Total Return
Since inception
Class A:      13.54%
Class B:      13.61%
Class I:      17.45%



         *See footnotes for the LifePath 2040(R) Fund for description of the indices.
The performance data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. Recent performance may be less than the figures shown. Obtain total returns current to the most recent month-end at statefarm.com(R) under the Mutual Funds tab.
Average annual total return is the compounded rate of change in value during a period of investment, including the value of shares acquired through reinvestment of all dividends and of all capital gain distributions for the period. This rate is based on an investment at the beginning of the period through the end of the period, reflects a maximum sales charge of 3% (Class I does not include a sales charge), and includes all other applicable fees and expenses. Ending net asset value on 5/9/2003 is used to calculate since inception returns. These figures do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of fund shares. A fund may have commenced investment operations on or before 12/18/00, which is the SEC effective registration date for the State Farm Mutual Fund Trust. See Financial Highlights beginning on page 60.
---------------------
/(1)/All securities are held in the LifePath Master Portfolios in which the State Farm LifePath Funds invest all their assets. For simplicity, all references to LifePath Funds refer also to the LifePath Master Portfolios except with respect to performance data quoted. State Farm Investment Management Corp. is the investment adviser to the State Farm LifePath Funds. Barclays Global Fund Advisors is the investment adviser to the LifePath Master Portfolios.

State Farm LifePath 2040(R) Fund

Investment Strategy Impacting Performance
The State Farm LifePath 2040 Fund is managed for investors planning to begin to withdraw substantial portions of their investment approximately in the year 2040. As of December 31, 2003, the State Farm LifePath 2040 Fund held about 89% of its assets in stocks and the rest of its assets in bonds and money market instruments./1/ The Fund pursues a strategy of allocating and reallocating investments among stocks, bonds, and money market instruments. Through strategic reallocation, this strategy takes into account the Fund's time horizon and risk tolerance, resulting in a gradual decline of overall risk as the investment horizon narrows.

How the State Farm LifePath 2040 Fund Performed
The State Farm LifePath 2040 Fund generated a total return of 19.93% for Class A shares and 19.61% for Class B shares excluding sales charges, and 20.25% for Institutional shares, since inception on May 9, 2003. See the line graph below for performance with sales charges for Class A and Class B shares.

The total return of comparative indices for this fund, during the same time period were as follows: S&P 500(R) Index 28.68%, Russell 3000(R) Index 24.15%, MSCI EAFE(R) Index 35.02%, Citigroup Salomon 3 Month Treasury Bill Index 0.74%, and Lehman Brothers Aggregate Bond Index 1.12%.

Reasons for the State Farm LifePath 2040 Fund's Performance
The LifePath Funds with a longer time horizon, because they were positioned with a higher equity mix, had higher returns than LifePath Funds with a shorter time horizon. The LifePath Funds were managed to seek the highest expected return in exchange for the various levels of risk most investors that share the Funds' time horizons are willing to take. The LifePath Funds' returns during the year were consistent with this investment discipline.

Investment allocations within the LifePath Funds were very stable during the year ended December 31, 2003. The allocation to international equities helped performance for each LifePath Fund during the year, as a result of the weakening U.S. dollar. The weakening U.S. dollar, all else being equal, caused the value of international investments to rise in value in U.S. dollar terms. In addition, while the LifePath Funds do not make sector or style bets, portfolio allocations in sectors that usually responded quickly to changes in the economic environments, such as technology sector securities, helped portfolio performance across the LifePath Funds, as the U.S. economy recovered during 2003. Financial highlights for this fund can be found on pages 102-104.




---------------------
/(1)/All securities are held in the LifePath Master Portfolios in which the State Farm LifePath Funds invest all their assets. For simplicity, all references to LifePath Funds refer also to the LifePath Master Portfolios except with respect to performance data quoted. State Farm Investment Management Corp. is the investment adviser to the State Farm LifePath Funds. Barclays Global Advisors is the investment adviser to the LifePath Master Portfolios.

Performance Comparison
The following graph compares a $10,000 investment in the State Farm LifePath 2040 Fund since inception to theoretical investments of the same amount in the following indexes: S&P 500 Index*, Russell 3000 Index**, MSCI EAFE Index***, Citigroup Salomon 3 Month Treasury Bill Index****, and Lehman Brothers Aggregate Bond Index*****:

   COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT FOR THE PERIOD ENDED
             DECEMBER 31, 2003, INCLUDING APPLICABLE SALES CHARGES

                                    [CHART]

                                               5/9/2003        12/31/2003
LifePath 2040 Class A                         $10,000.00       11,636.16
LifePath 2040 Class B                          10,000.00       11,660.98
LifePath 2040 Class I                          10,000.00       12,025.21
Russell 3000 Index                             10,000.00       12,414.52
MSCI EAFE Index                                10,000.00       13,502.28
Citigroup 3 Month Treasury Bill Index          10,000.00       10,073.54
Lehman Brothers U.S. Aggregated Bond Index     10,000.00       10,116.00
S&P 500 Index                                  10,000.00       12,051.38

Fund's Average Annual Total Return
Since inception
Class A:      16.36%
Class B:      16.61%
Class I:      20.25%

         * The S&P 500(R) Index tracks the common stock performance of large U.S. companies in the manufacturing, utilities, transportation, and financial industries. In total, the S&P 500 is comprised of 500 common stocks.
         **The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
        ***The MSCI EAFE(R) Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.
       ****The Citigroup Salomon 3 Month Treasury Bill Index is an average of the last 3-month Treasury bill issues (excluding the current month-end bill).
      *****The Lehman Brothers Aggregate Bond Index contains approximately
           6,766 Government, corporate and collateralized debt instruments with maturity greater than 1 year and an outstanding par value of at least $150 million.
           The indexes represent unmanaged groups of securities that differ from the composition of the LifePath Funds. Unlike an investment in the LifePath Funds, a theoretical investment in any of the Indexes does not reflect any expenses. It is not possible to invest directly in an index.

The performance data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. Recent performance may be less than the figures shown. Obtain total returns current to the most recent month-end at statefarm.com(R) under the Mutual Funds tab.
Average annual total return is the compounded rate of change in value during a period of investment, including the value of shares acquired through reinvestment of all dividends and of all capital gain distributions for the period. This rate is based on an investment at the beginning of the period through the end of the period, reflects a maximum sales charge of 3% (Class I does not include a sales charge), and includes all other applicable fees and expenses. Ending net asset value on 5/9/2003 is used to calculate since inception returns. These figures do not reflect the deduction of taxes that a shareholder would pay on the fund distributions or the redemption of fund shares. See Financial Highlights beginning on page 60.

                    STATE FARM MUTUAL FUND TRUST EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                                December 31, 2003

                                                            Shares      Value
                                                           -------   -----------
Common Stocks (94.9%)

Agriculture, Foods, & Beverage (10.4%)
Archer-Daniels-Midland Co.                                 162,750   $ 2,477,055
Campbell Soup Co.                                           31,300       838,840
Hershey Foods Corp.                                         11,300       869,987
Kellogg Co.                                                 44,700     1,702,176
McCormick & Co. Inc.                                        57,700     1,736,770
Nestle SA ADR                                               56,100     3,504,124
Pepsico Inc.                                                69,800     3,254,076
Sara Lee Corp.                                              45,400       985,634
Sysco Corp.                                                 40,500     1,507,815
The Coca-Cola Co.                                           79,200     4,019,400
                                                                     -----------
                                                                      20,895,877
                                                                     -----------
Banks (8.0%)
Bank of America Corp.                                       22,000     1,769,460
Bank of New York Inc.                                        1,800        59,616
Fifth Third Bancorp                                         25,800     1,524,780
M&T Bank Corp.                                              15,500     1,523,650
Northern Trust Corp.                                        22,800     1,058,376
Popular Inc. ADR                                            18,900       849,366
SouthTrust Corp.                                            58,800     1,924,524
SunTrust Banks Inc.                                         29,600     2,116,400
Wells Fargo & Co.                                           88,300     5,199,987
                                                                     -----------
                                                                      16,026,159
                                                                     -----------
Chemicals (3.1%)
Air Products & Chemicals Inc.                               42,300     2,234,709
EI du Pont de Nemours and Co.                               19,500       894,855
Sigma-Aldrich Corp.                                         36,600     2,092,788
The Dow Chemical Co.                                        23,100       960,267
                                                                     -----------
                                                                       6,182,619
                                                                     -----------
Computer Software & Services (5.4%)
Automatic Data Processing Inc.                              48,600     1,925,046
Check Point Software Technologies
   Ltd. (a)                                                 10,950       184,179
Electronic Data Systems Corp.                                9,700       238,038
Intuit Inc. (a)                                              2,700       142,857
Microsoft Corp.                                            236,500     6,513,210
SAP AG                                                      10,500     1,758,219
                                                                     -----------
                                                                      10,761,549
                                                                     -----------
Computers (4.1%)
Hewlett-Packard Co.                                        179,200     4,116,224
International Business Machines Corp.                       43,700     4,050,116
                                                                     -----------
                                                                       8,166,340
                                                                     -----------
Consumer & Marketing (4.4%)
Colgate-Palmolive Co.                                       35,600     1,781,780
The Gillette Co.                                            55,500     2,038,515
The Procter & Gamble Co.                                    38,400     3,835,392
Unilever NV ADR                                             18,300     1,187,670
                                                                     -----------
                                                                       8,843,357
                                                                     -----------
Electronic/Electrical Mfg. (8.7%)
Agilent Technologies Inc. (a)                               27,400       801,176
Applied Materials Inc. (a)                                  59,400     1,333,530
Emerson Electric Co.                                        12,900       835,275
General Electric Co.                                       245,300     7,599,394
Intel Corp.                                                144,100     4,640,020
KLA Tencor Corp. (a)                                         8,400       492,828
Linear Technology Corp.                                     33,600     1,413,552
Texas Instruments Inc.                                      11,800       346,684
                                                                     -----------
                                                                      17,462,459
                                                                     -----------
Financial Services (4.6%)
American Express Co.                                         9,500       458,185
Citigroup Inc.                                             104,300     5,062,722
First Data Corp.                                             8,200       336,938
MBNA Corp.                                                  72,800     1,809,080
Wachovia Corp.                                              31,900     1,486,221
                                                                     -----------
                                                                       9,153,146
                                                                     -----------
Health Care (14.0%)
Abbott Laboratories                                         40,800     1,901,280
Allergan Inc.                                               11,200       860,272
Amgen Inc. (a)                                              11,500       710,700
Baxter International Inc. (a)                               26,500       808,780
Beckman Coulter Inc.                                         2,000       101,660
Biomet Inc.                                                 23,550       857,456
Bristol-Myers Squibb Co.                                     8,200       234,520
Eli Lilly & Co.                                             45,200     3,178,916
GlaxoSmithKline PLC ADR                                      3,300       153,846
Johnson & Johnson                                          120,100     6,204,366
Medtronic Inc.                                              19,800       962,478
Merck & Co. Inc.                                            63,900     2,952,180
Novartis AG-ADR                                             14,900       683,761
Pfizer Inc.                                                202,980     7,171,283
Teva Pharmaceutical Industries Ltd.                         15,600       884,676
Wyeth                                                        9,600       407,520
                                                                     -----------
                                                                      28,073,694
                                                                     -----------
Machinery & Manufacturing (4.5%)
3M Co.                                                      33,600     2,857,008
AptarGroup Inc.                                             30,000     1,170,000
Caterpillar Inc.                                            38,600     3,204,572
Illinois Tool Works Inc.                                    21,600     1,812,456
                                                                     -----------
                                                                       9,044,036
                                                                     -----------
Media & Broadcasting (3.5%)
Lee Enterprises Inc. Class B                                 3,800       165,870
Reuters Group PLC ADR                                       16,400       416,232

                 See accompanying notes to financial statements.

                    STATE FARM MUTUAL FUND TRUST EQUITY FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                                           Shares      Value
                                                          -------   ------------
Common Stocks (Cont.)

Media & Broadcasting (Cont.)
The Walt Disney Co.                                       127,200   $  2,967,576
Viacom Inc. Class B                                        79,800      3,541,524
                                                                    ------------
                                                                       7,091,202
                                                                    ------------
Mining & Metals (2.9%)
BHP Billiton Plc                                          197,010      1,716,115
Newmont Mining Corp. Holding Co.                            3,600        174,996
Nucor Corp.                                                23,200      1,299,200
Rio Tinto PLC ADR                                          22,700      2,526,737
                                                                    ------------
                                                                       5,717,048
                                                                    ------------
Oil & Gas (12.2%)
Anadarko Petroleum Corp.                                   25,800      1,316,058
Baker Hughes Inc.                                          12,600        405,216
BG Group PLC                                              189,900        972,001
BP Amoco PLC ADR                                           87,600      4,323,060
ChevronTexaco Corp.                                        47,000      4,060,330
Devon Energy Corp.                                         18,400      1,053,584
Exxon Mobil Corp.                                         161,500      6,621,500
Murphy Oil Corp.                                            3,000        195,930
Royal Dutch Petroleum Co. ADR                              61,200      3,206,268
Tidewater Inc.                                             16,500        493,020
Tom Brown Inc. (a)                                         13,200        425,700
Western Gas Resources Inc.                                 26,300      1,242,675
                                                                    ------------
                                                                      24,315,342
                                                                    ------------
Retailers (3.4%)
Home Depot Inc.                                            19,200        681,408
Wal-Mart Stores Inc.                                      100,500      5,331,525
Walgreen Co.                                               22,500        818,550
                                                                    ------------
                                                                       6,831,483
                                                                    ------------
Telecom & Telecom Equipment (5.4%)
ADC Telecommunications Inc. (a)                            56,100        166,617
BellSouth Corp.                                            38,400      1,086,720
Cisco Systems Inc. (a)                                    111,800      2,715,622
Corning Inc. (a)                                           37,500        391,125
Lattice Semiconductor Corp. (a)                             3,900         37,752
Motorola Inc.                                              50,600        711,942
Nokia Corp. ADR                                            91,300      1,552,100
SBC Communications Inc.                                    97,000      2,528,790
Verizon Communications                                     25,700        901,556
Vodafone Group PLC ADR                                     31,510        789,010
                                                                    ------------
                                                                      10,881,234
                                                                    ------------
Utilities & Energy (0.3%)
Duke Energy Corp.                                          31,800        650,310
                                                                    ------------
Total Common Stocks
(cost $177,843,668)                                                  190,095,855
                                                                    ------------

                                                       Shares or
                                                       principal
                                                        amount        Value
                                                      ----------   ------------
Short-term Investments (5.2%)
Toyota Motor Credit Corp.,
   1.030%, 01/27/2004                                 $2,000,000   $  1,999,961
JP Morgan Vista Treasury Plus Money
   Market Fund                                         8,351,871      8,351,871
                                                                   ------------
Total Short-term Investments
(cost $10,351,832)                                                   10,351,832
                                                                   ------------
TOTAL INVESTMENTS (100.1%)
(cost $188,195,500)                                                 200,447,687
LIABILITIES, NET OF OTHER ASSETS (0.1%)                                (292,585)
                                                                   ------------
NET ASSETS (100.0%)                                                $200,155,102
                                                                   ============

(a) Non-income producing security.

ADR - American Depository Receipt

                 See accompanying notes to financial statements.

               STATE FARM MUTUAL FUND TRUST SMALL CAP EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                                December 31, 2003

                                                           Shares       Value
                                                           -------   -----------
Common Stocks (94.2%)
Consumer Discretionary (19.3%)
ADVO Inc.                                                   23,200   $   736,832
Alloy Inc. (a)                                              46,200       240,702
American Eagle Outfitters Inc. (a)                           8,000       131,200
American Greetings Corp. (a)                                 9,900       216,513
Beazer Homes USA Inc.                                        7,000       683,620
Boise Cascade Corp.                                         18,571       610,243
Borders Group Inc. (a)                                       9,300       203,856
Borg Warner Inc.                                             2,300       195,661
California Pizza Kitchen Inc. (a)                           46,200       930,006
CEC Entertainment Inc. (a)                                   7,700       364,903
Christopher & Banks Corp.                                   14,700       287,091
Cox Radio Inc. (a)                                           7,000       176,610
Emmis Communications Corp. (a)                              17,100       462,555
Entercom Communications Corp. (a)                            5,300       280,688
Entravision Communications Corp. (a)                        30,600       339,660
Four Seasons Hotels Inc.                                     6,200       317,130
Furniture Brands International Inc.                         47,100     1,381,443
Gaiam Inc. (a)                                              10,900        64,855
Galyan's Trading Co. (a)                                     2,000        24,080
Genesco Inc. (a)                                             9,000       136,170
Insight Communications Inc. (a)                             85,600       882,536
International Speedway Corp.                                 6,500       290,290
J Jill Group Inc. (a)                                       21,400       271,994
Landry's Restaurants Inc.                                   10,600       272,632
Libbey Inc.                                                 19,500       555,360
Lithia Motors Inc.                                          17,600       443,696
Mediacom Communications Corp. (a)                          117,200     1,016,124
Orbitz Inc. Class A (a)                                      3,200        74,240
Orient Express Hotels Ltd. Class A (a)                      24,100       395,963
Petco Animal Supplies Inc. (a)                              24,000       730,800
PF Chang's China Bistro Inc. (a)                            14,600       742,848
Pixar Inc. (a)                                               2,500       173,225
Polaris Industries Inc.                                      6,500       575,770
Proquest Co. (a)                                            11,900       350,455
Radio One Inc. Class A (a)                                   4,000        78,200
Radio One Inc. Class D (a)                                  40,200       775,860
Reader's Digest Association Inc.                            48,200       706,612
Ruby Tuesday Inc.                                           34,000       968,660
Six Flags Inc. (a)                                          25,700       193,264
Speedway Motorsports Inc.                                   16,600       480,072
Station Casinos Inc.                                        13,700       419,631
Steiner Leisure Ltd. (a)                                    25,000       357,500
Ultimate Electronics Inc. (a)                               12,100        92,323
Warnaco Group Inc. (a)                                      41,100       655,545
Wesco International Inc. (a)                                 2,000        17,700
World Wrestling Entertainment                               11,400       149,340
Young Broadcasting Inc. (a)                                  5,200       104,208
                                                                     -----------
                                                                      19,558,666
                                                                     -----------
Consumer Staples (2.4%)
Adolph Coors Co. Class B                                     3,700       207,570
Corn Products International Inc.                            27,000       930,150
International Multifoods Corp. (a)                          34,900       628,200
Performance Food Group Co. (a)                               7,700       278,509
Robert Mondavi Corp. (a)                                     2,400        93,216
Tootsie Roll Industries Inc.                                 7,999       287,964
                                                                     -----------
                                                                       2,425,609
                                                                     -----------
Energy (3.5%)
Cabot Oil & Gas Corp.                                        7,400       217,190
Helmerich & Payne Inc.                                      19,900       555,807
Hydril (a)                                                  35,100       839,943
Key Energy Services Inc. (a)                                17,000       175,270
Newpark Resources Inc. (a)                                  53,000       253,870
Premcor Inc. (a)                                             6,500       169,000
San Juan Basin Realty                                       33,300       722,277
Seacor Smit Inc. (a)                                         3,200       134,496
Spinnaker Exploration Co. (a)                               13,800       445,326
                                                                     -----------
                                                                       3,513,179
                                                                     -----------
Financial Services (16.5%)
American Capital Strategies Ltd.                            28,500       847,305
American Financial Realty Trust                             10,500       179,025
AmeriCredit Corp. (a)                                      100,200     1,596,186
Annaly Mortgage Management Inc.                             34,100       627,440
Anthracite Capital Inc.                                     50,100       554,607
Cathay Bancorp Inc.                                          4,900       272,832
Citizens Banking Corp. Michigan                             33,500     1,096,120
Community First Bankshares Inc.                             21,700       627,998
Endurance Specialty Holdings Ltd.                           13,500       452,925
First American Corp.                                        18,000       535,860
First Community Bancorp CA                                   1,000        36,140
First Midwest Bancorp Inc.                                  13,000       421,330
Franklin Bank Corp. (a)                                      3,300        62,700
Fulton Financial Corp.                                      15,710       344,206
Greater Bay Bancorp                                         14,000       398,720
Harbor Florida Bancshares Inc.                              16,000       475,360
Luminent Mortgage Capital, Inc. (a)                          7,000        98,700
Max Re Capital Ltd.                                         17,700       397,188
Medallion Financial Corp.                                   24,000       227,760
Meristar Hospitality Corp. Inc. (a)                         62,200       404,922
MFA Mortgage Investments Inc.                               50,000       487,500
National Financial Partners Corp. (a)                       10,100       278,255
Pan Pacific Retail Properties Inc.                           5,900       281,135
PFF Bancorp Inc.                                             8,500       308,380
Philadelphia Consolidated Holding a
Corp. (a)                                                    5,100       249,033
Provident Bankshares Corp.                                  21,000       618,240
SL Green Realty Corp.                                       28,600     1,174,030
Southern Financial Bancorp                                  11,511       495,779
Sterling Bancshares Inc.                                    32,300       430,559
Trammell Crow Co. (a)                                       46,900       621,425
Umpqua Holdings Corp.                                       31,300       650,727
Waypoint Financial Corp.                                    11,640       252,472

                 See accompanying notes to financial statements.

               STATE FARM MUTUAL FUND TRUST SMALL CAP EQUITY FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                               December 31, 2003

                                                           Shares       Value
                                                           -------   -----------
Common Stocks (Cont.)

Financial Services (Cont.)
WR Berkley Corp.                                            16,875   $   589,781
Zenith National Insurance Corp.                             17,000       553,350
                                                                     -----------
                                                                      16,647,990
                                                                     -----------
Health Care (11.5%)
Aclara Biosciences Inc. (a)                                 30,900       112,785
Advisory Board Co. (a)                                       6,300       219,933
American Pharmaceutical Partners (a)                         7,500       252,000
AMN Healthcare Services Inc. (a)                            24,237       415,907
Amylin Pharmaceuticals Inc. (a)                             49,800     1,106,556
Antigenics Inc. (a)                                         22,800       258,096
AtheroGenics Inc. (a)                                       46,700       698,165
ChromaVision Medical Systems Inc. (a)                       44,600       142,274
Conceptus Inc. (a)                                          25,800       273,996
CTI Molecular Imaging Inc. (a)                              70,500     1,192,155
Diversa Corp. (a)                                           12,500       115,625
Heska Corp. (a)                                             64,000       147,136
ILEX Oncology Inc. (a)                                      14,200       301,750
Illumina Inc. (a)                                           81,600       575,280
Kendle International Inc. (a)                               20,800       131,872
Lexicon Genetics Inc. (a)                                   13,300        78,337
Lifepoint Hospitals Inc. (a)                                23,800       700,910
NPS Pharmaceuticals Inc. (a)                                 9,200       282,808
Protein Design Labs Inc. (a)                                44,800       801,920
Qiagen N. V. ADR (a)                                        47,800       571,688
SonoSite Inc. (a)                                            5,500       117,920
Tanox Inc. (a)                                              19,100       283,635
Trimeris Inc. (a)                                           17,500       367,150
Vicuron Pharmaceuticals Inc. (a)                            36,900       688,185
Wilson Greatbatch Technologies (a)                          31,100     1,314,597
Wright Medical Group, Inc. (a)                              15,900       483,996
                                                                     -----------
                                                                      11,634,676
                                                                     -----------
Industrials (10.0%)
Actuant Corp. (a)                                           17,600       637,120
Alaska Air Group Inc. (a)                                   30,200       824,158
ANC Rental Corp. (a)                                        36,400             3
Arbitron Inc. (a)                                           19,500       813,540
Aviall Inc. (a)                                              1,300        20,163
Central Freight Lines Inc. (a)                               4,700        83,425
Columbus McKinnon Corp. (a)                                 18,000       155,700
CoStar Group Inc. (a)                                       14,900       621,032
Cummins Inc.                                                10,600       518,764
Delta Air Lines Inc. (a)                                    18,600       219,666
Devry Inc. (a)                                               7,600       190,988
Donaldson Inc.                                               4,300       254,388
Kansas City Southern (a)                                    54,800       784,736
Kirby Corp. (a)                                              8,400       292,992
Moog Inc. (a)                                                7,900       390,260
Orbital Sciences Corp. (a)                                  60,700       729,614
Oshkosh Truck Corp.                                          8,800       449,064
Overnite Corp. (a)                                           4,400       100,100
Pentair Inc.                                                 4,300       196,510
Pinnacle Airlines Corp. (a)                                 30,500       423,645
Power-One Inc. (a)                                          79,800       864,234
Resources Connection Inc. (a)                                7,700       210,287
School Speciality Inc. (a)                                  17,900       608,779
SCS Transportation Inc. (a)                                  3,000        52,740
West Corportation (a)                                       22,500       522,675
York International Corp.                                     4,900       180,320
                                                                     -----------
                                                                      10,144,903
                                                                     -----------
Materials & Processes (6.9%)
AptarGroup Inc.                                             38,100     1,485,900
Ferro Corp.                                                 57,600     1,567,296
Methanex Corp.                                             203,800     2,288,674
PH Glatfelter Co.                                           48,000       597,600
Scotts Co. (a)                                              18,200     1,076,712
                                                                     -----------
                                                                       7,016,182
                                                                     -----------
Technology (20.7%)
Advanced Energy Industries Inc. (a)                         37,900       987,295
Alliance Fiber Optic Products Inc. (a)                      83,500       141,115
Amis Holdings Inc. (a)                                       7,400       135,272
Ariba Inc. (a)                                              84,400       253,200
ASM International NV (a)                                    39,200       793,408
Aspect Communications (a)                                   16,500       260,040
Cable Design Technologies Corp. (a)                         31,400       282,286
Callidus Software Inc. (a)                                   2,000        35,380
CNET Networks Inc. (a)                                      18,500       126,170
Credence Systems Corp. (a)                                  91,400     1,202,824
Cymer Inc. (a)                                              36,000     1,662,840
Digital Insight Corp. (a)                                   16,000       398,400
Earthlink Inc. (a)                                          26,600       266,000
Electro Scientific Industries Inc. (a)                      33,200       790,160
Emcore Corp. (a)                                            81,800       385,278
Exar Corp. (a)                                              14,900       254,492
FEI Co. (a)                                                 38,900       875,250
Formfactor Inc. (a)                                          9,100       180,180
Gateway Inc. (a)                                           154,800       712,080
Helix Technology Corp.                                      18,900       388,962
Infospace Inc. (a)                                           6,500       149,825
Intergraph Corp. (a)                                         5,700       136,344
iPass Inc. (a)                                              12,800       205,184
Ixia (a)                                                    28,200       329,940
Kulicke & Soffa Industries Inc. (a)                         67,900       976,402
LTX Corp. (a)                                               79,600     1,196,388
MatrixOne Inc. (a)                                         114,200       703,472
MKS Instruments Inc. (a)                                    12,600       365,400
Nanometrics Inc. (a)                                        27,600       405,996
National Instruments Corp.                                   2,900       131,863
Netgear Inc. (a)                                            21,000       335,790
NetIQ Corp. (a)                                             18,300       242,475
Newport Corp. (a)                                           11,500       190,095

                See accompanying notes to financial statements.

               STATE FARM MUTUAL FUND TRUST SMALL CAP EQUITY FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                               December 31, 2003

                                                           Shares       Value
                                                           -------   -----------
Common Stocks (Cont.)

Technology (Cont.)
Novell Inc. (a)                                             59,000   $   620,680
Overland Storage Inc. (a)                                   23,100       434,280
Pinnacle Systems Inc. (a)                                   43,600       371,908
Polycom Inc. (a)                                            22,600       441,152
Power Integrations Inc. (a)                                 12,300       411,558
Quest Software Inc. (a)                                     25,700       364,940
Rudolph Technologies Inc. (a)                                7,700       188,958
SCO Group Inc. (a)                                          22,100       375,700
Sigmatel Inc. (a)                                            3,000        74,040
SYNNEX Corp. (a)                                            13,500       185,760
TranSwitch Corp. (a)                                       163,300       375,590
TriQuint Semiconductor Inc. (a)                             27,164       192,049
United Online Inc. (a)                                       6,600       110,814
Veeco Instruments Inc. (a)                                  33,000       930,600
Zygo Corp. (a)                                              22,800       375,972
                                                                     -----------
                                                                      20,953,807
                                                                     -----------
Telecommunication Services (0.7%)
American Tower Corp. (a)                                    22,300       241,286
Cincinnati Bell Inc. (a)                                    42,600       215,130
Commonwealth Telephone
   Enterprises Inc. (a)                                      5,600       211,400
                                                                     -----------
                                                                         667,816
                                                                     -----------
Utilities (2.7%)
Allegheny Energy Inc. (a)                                   55,000       701,800
CMS Energy Corp. (a)                                        84,400       719,088
Energen Corp.                                                9,600       393,888
New Jersey Resources Corp.                                   5,200       200,252
Southwest Gas Corp.                                         31,900       716,155
                                                                     -----------
                                                                       2,731,183
                                                                     -----------
Total Common Stocks
(cost $80,624,924)                                                    95,294,011
                                                                     -----------

                                                         Principal
                                                           amount       Value
                                                         ---------   -----------
Corporate Bonds (0.1%)

Telecommunication Services (0.1%)
American Tower Convertible Bond
6.250%, 10/15/2009                                        $146,000     $146,730
                                                                       --------
Total Corporate Bonds
(cost $109,798)                                                         146,730
                                                                       --------

                                                          Shares       Value
                                                         ---------  ------------
Short-term Investments (5.5%)
JP Morgan 100% US Treasury
   Securities Money Market Fund                          3,293,643  $  3,293,643
JP Morgan Vista Treasury Plus Money
   Market Fund                                           2,314,922     2,314,922
                                                                    ------------
Total Short-term Investments
(cost $5,608,565)                                                      5,608,565
                                                                    ------------
TOTAL INVESTMENTS (99.8%)
(cost $86,343,287)                                                   101,049,306

OTHER ASSETS, NET OF LIABILITIES (0.2%)                                  172,178
                                                                    ------------
NET ASSETS (100.0%)                                                 $101,221,484
                                                                    ============

(a)  Non-income producing security.

ADR - American Depository Receipt

                See accompanying notes to financial statements.

             STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                                December 31, 2003

                                                            Shares       Value
                                                            -------   ----------
Common Stocks (95.8%)
Australia (2.7%)
Alumina Ltd.                                                 24,400   $  120,784
Australian & New Zealand Bank Group                          16,200      215,800
BHP Billiton Ltd.                                            37,343      342,979
Brambles Industries Ltd.                                      8,500       33,815
Foster's Brewing Group Ltd.                                  80,970      274,531
National Australia Bank Ltd.                                  9,293      209,704
News Corp. Ltd. ADR                                          12,348      111,550
Wesfarmers Ltd.                                               2,200       43,910
WMC Resources Ltd. (a)                                       24,400      103,503
Woolworths Ltd.                                              13,800      122,692
                                                                      ----------
                                                                       1,579,268
                                                                      ----------
Canada (4.5%)
Abitibi Consolidated Inc.                                    24,700      198,212
Alcan Inc.                                                    3,800      178,112
BCE Inc. COM                                                 13,700      306,388
Bombardier Inc. Class B (b)                                  58,500      247,024
Bombardier Inc. Class B                                      22,200       94,573
Great West Lifeco Inc.                                        2,400       84,504
Inco Ltd.                                                     4,400      175,864
Manulife Financial Corp.                                      2,800       90,679
Placer Dome Inc.                                              6,800      121,924
Suncor Energy Inc.                                            8,600      216,289
Telus Corp.                                                  11,900      222,852
Thompson Corp.                                               10,300      373,375
Thomson Corp.                                                 8,500      309,677
                                                                      ----------
                                                                       2,619,473
                                                                      ----------
Denmark (0.3%)
Novo Nordisk                                                  3,700      150,742
TDC AS                                                          900       32,474
                                                                      ----------
                                                                         183,216
                                                                      ----------
Finland (1.3%)
Nokia OYJ                                                    31,200      539,545
UPM-Kymmene                                                  11,800      225,045
                                                                      ----------
                                                                         764,590
                                                                      ----------
France (11.2%)
Accor SA                                                      5,400      244,525
Air Liquide SA                                                1,912      337,638
BNP Paribas                                                  16,200    1,020,059
Bouygues                                                     16,300      569,923
Essilor International                                         3,300      170,661
France Telecom SA (a)                                        10,000      285,822
Groupe Danone                                                 2,100      342,759
L'Oreal                                                       2,800      229,566
Renault SA                                                    7,600      524,368
Sanofi-Synthelabo SA                                         24,800    1,867,505
Schneider SA                                                  4,200      274,949
Societe Generale Class A                                      1,600      141,271
Vivendi Universal SA (a)                                     22,700      551,751
                                                                      ----------
                                                                       6,560,797
                                                                      ----------
Germany (5.6%)
Allianz AG                                                    3,500      441,826
Bayerische Motoren Werke AG                                   3,800      176,147
Daimler Chrysler AG                                           9,500      443,364
Deutsche Bank AG                                              4,400      364,631
Deutsche Telekom AG (a)                                       7,000      128,115
Epcos AG (a)                                                    800       18,062
Infineon Technologies AG (a)                                 10,200      141,781
Metro AG                                                      2,600      114,619
Muenchener Rueckvers AG (b)                                     550       66,357
Muenchener Rueckvers AG                                       1,930      234,321
SAP AG                                                        1,900      319,103
SAP AG ADR                                                    1,000       41,560
Siemans AG                                                    7,750      620,742
Thyssen Krupp                                                 7,800      154,170
                                                                      ----------
                                                                       3,264,798
                                                                      ----------
Hong Kong (2.3%)
Cheung Kong Holdings Ltd.                                    24,000      190,891
Hang Lung Properties Ltd.                                    75,000       96,122
Hang Seng Bank Ltd.                                           8,300      109,047
Hong Kong Land Holdings Ltd.                                 50,000       85,000
Hutchison Whampoa Ltd.                                       15,000      110,612
Johnson Electric Holdings                                   158,000      201,479
Li & Fung Ltd.                                              124,000      212,427
Shangri-La Asia Ltd.                                        146,000      137,282
Sun Hung Kai Properties                                      11,000       91,034
Swire Pacific Ltd. "A"                                       19,500      120,311
                                                                      ----------
                                                                       1,354,205
                                                                      ----------
Ireland (0.4%)
CRH PLC                                                      10,925      223,929
                                                                      ----------

Italy (1.0%)
Assicurazione Generali SpA                                    3,900      103,304
ENI SpA                                                      19,200      362,300
Unicredito Italiano SpA                                      22,000      118,769
                                                                      ----------
                                                                         584,373
                                                                      ----------
Japan (20.2%)
Advantest Corp.                                               2,700      214,146
Aeon Co. Ltd.                                                15,000      502,473
Aiful Corp.                                                   1,805      132,044
Canon Inc.                                                    5,000      232,808
Dai Nippon Printing Co. Ltd.                                  7,000       98,302
Daiwa Securities Group Inc.                                  17,000      115,639
Fanuc Co.                                                     3,700      221,648
Fuji Photo Film Co. Ltd.                                      3,000       96,855
Hirose Electric Co. Ltd.                                      2,800      321,359

                See accompanying notes to financial statements.

             STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                                           Shares       Value
                                                           -------   -----------
Common Stocks (Cont.)

Japan (Cont.)
Honda Motor Co. Ltd.                                         2,400   $   106,597
Hoya Corp.                                                   3,000       275,450
Japan Airlines System Corp.                                 23,000        60,735
Kansai Electric Power                                       13,200       231,311
Keyence Corp.                                                  500       105,393
Millea Holdings Inc.                                            18       235,140
Mitsubishi Corp.                                            24,000       254,400
Mitsubishi Estate Co. Ltd.                                  36,000       341,290
Mitsubishi Heavy Industries Ltd.                            37,000       102,883
Mitsubishi Motor Corp.                                      40,000        81,739
Mitsubishi Tokyo Financial                                      15       117,010
Mitsui Fudosan Co. Ltd.                                     24,000       216,777
Mitsui Sumitomo Insurance Co.                               39,830       327,054
Murata Manufacturing Co. Ltd.                                2,700       145,871
NEC Corp.                                                   96,000       706,765
Nidec Corp.                                                    600        57,273
Nikko Cordial Corp.                                         29,000       161,547
Nikon Corp. (a)                                             12,000       180,946
Nintendo Co. Ltd.                                            1,700       158,626
Nippon Steel Corp.                                          71,000       152,375
Nissan Motor Co. Ltd.                                       52,000       593,898
Nitto Denko Corp.                                            6,700       356,350
Nomura Holdings Inc.                                        16,000       272,464
NTT Docomo Inc.                                                 37        83,895
Orix Corp.                                                   3,900       322,422
Ricoh Co. Ltd.                                               6,000       118,410
Rohm Co. Ltd.                                                3,000       351,591
Sankyo Co. Ltd.                                             15,000       282,029
Sekisui House Ltd.                                          22,000       227,246
Shimamura Co. Ltd.                                           1,200        81,515
Shin-Etsu Chemical Co. Ltd.                                  2,400        98,087
Shionogi & Co. Ltd.                                          7,000       130,372
SMC Corp.                                                    1,700       211,608
Softbank Corp.                                               1,200        36,727
Sompo Japan Insurance Co.                                   10,000        82,206
Sony Corp.                                                   5,100       176,551
Sumitomo Chemical Co. Ltd.                                  37,000       152,599
Suzuki Motor Corp.                                          26,000       384,772
Takeda Chemical Industries                                   2,000        79,313
Tokyo Electron Ltd.                                          9,900       751,946
Toray Industries Inc.                                       61,000       254,997
Toyota Motor Corp.                                           8,300       280,358
UNI Charm Corp.                                                400        19,670
Vodafone Holdings                                               25        66,950
Yahoo Japan Corp.                                               19       255,295
Yamanouchi Pharmaceutical                                    4,000       124,289
Yamato Transport Co. Ltd.                                    6,000        70,654
                                                                     -----------
                                                                      11,820,670
                                                                     -----------
Luxembourg (0.2%)
Societe Europeenne Satel-FDR                                13,000       131,181
                                                                     -----------
Netherlands (11.0%)
ABN Amro Holdings NV                                        40,120       938,729
Aegon NV                                                    60,734       898,598
ASML Holding NV (a)                                          9,100       180,439
Heineken NV                                                 20,850       793,971
ING Groep NV CVA                                            20,526       478,715
Koninklijke KPN NV (a)                                      76,000       586,679
Koninklijke Numico NV (a)                                    3,500        96,727
Philips Electronics NV                                       5,100       148,921
Reed Elsevier NV                                             3,700        45,970
Royal Dutch Petroleum Co.                                   27,800     1,465,739
Royal Dutch Petroleum Co. ADR                                3,600       188,604
Stmicroelectronics NV                                       10,900       295,597
TNT Post Group                                               4,800       112,432
Unilever NV                                                    700        45,781
VNU NV                                                       5,688       179,723
                                                                     -----------
                                                                       6,456,625
                                                                     -----------
New Zealand (0.0%)
Telecom Corp. of New Zealand                                   540         1,904
                                                                     -----------
Norway (1.7%)
DNB Holding ASA                                             17,200       114,791
Norsk Hydro ASA                                              7,400       456,605
Norske Skogindustrier Class ASA                              4,400        83,994
Statoil ASA                                                 30,500       342,694
                                                                     -----------
                                                                         998,084
                                                                     -----------
Singapore (1.8%)
DBS Group Holdings ADR (b)                                  32,000       276,982
Singapore Telecommunications (b)                           499,000       575,961
Singapore Telecommunications                                45,200        52,098
Venture Corp. Ltd.                                          10,000       117,765
                                                                     -----------
                                                                       1,022,806
                                                                     -----------
Spain (2.8%)
Banco Bilbao Vizcaya Argenta                                48,000       662,965
Inditex                                                     19,100       387,878
Repsol VPF SA                                                8,600       167,704
Telefonica SA                                               29,671       435,633
                                                                     -----------
                                                                       1,654,180
                                                                     -----------
Sweden (1.2%)
ASSA Abloy AB Class B                                       22,000       261,421
Forenings Sparbanken                                        17,800       350,048
Svenska Handelbanken                                         5,700       116,451
                                                                     -----------
                                                                         727,920
                                                                     -----------
Switzerland (9.0%)
CIE Fincance Richemont Class A                              25,087       602,453
Credit Suisse Group                                          3,329       121,801
Holcim Ltd.                                                 10,665       496,708

                See accompanying notes to financial statements.

             STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                                            Shares      Value
                                                           -------   -----------
Common Stocks (Cont.)

Switzerland (Cont.)
Nestle SA                                                    2,944   $   735,554
Novartis AG                                                 22,765     1,033,560
Roche Holding AG                                             3,447       347,696
Serono SA Class B                                              158       112,679
Stratec Holding AB                                             134       132,619
Swiss Reinsurance                                           10,228       690,550
Swisscom AG                                                  1,722       568,082
UBS AG                                                       6,685       457,829
                                                                     -----------
                                                                       5,299,531
                                                                     -----------
United Kingdom (18.6%)
ARM Holdings (a)                                            35,400        81,432
Astrazenca PLC                                              39,100     1,904,653
Astrazeneca PLC                                              1,100        52,774
BAE Systems PLC                                             53,300       160,536
Barclays PLC                                                33,100       295,233
BG Group PLC                                               109,900       564,145
BHP Billiton PLC                                            43,610       380,974
Brambles Industries PLC                                     18,000        65,573
Centrica PLC                                                28,400       107,273
Compass Group PLC                                           11,600        78,910
Diageo PLC                                                  15,300       201,311
GlaxoSmithKline PLC                                          4,500       103,113
HBOS PLC                                                    30,500       395,028
HSBC Holdings PLC                                           35,600       559,543
National Grid Transco PLC                                   35,100       251,494
Pearson PLC                                                 40,000       445,389
Prudential PLC                                              17,800       150,481
Reckitt Benckiser PLC                                        3,000        67,882
Reed International PLC                                      12,300       102,883
Rio Tinto PLC                                                4,400       121,537
Royal Bank of Scotland Group PLC                            26,200       772,006
Smith & Nephew PLC                                          15,400       129,364
Smiths Group PLC                                            36,000       425,984
Standard Chartered PLC                                      23,900       394,688
Unilever PLC                                                57,700       537,891
Vodafone Group PLC                                         895,200     2,219,521
Wolseley PLC                                                 8,200       115,966
Xstrata PLC                                                 16,250       183,267
                                                                     -----------
                                                                      10,868,851
                                                                     -----------
Total Common Stocks
(cost $51,638,532)                                                    56,116,401
                                                                     -----------

                                                           Principal
                                                             amount       Value
                                                          -----------   --------
Foreign Corporate Bonds (0.7%)

Cayman Islands (0.6%)
SMFG Finance (Cayman) LTD-CV
   6.000%, 12/23/2005                                     $21,000,000   $357,228
                                                                        --------
United Kingdom (0.1%)
Credit Suisse GP Finance
   6.000%, 12/23/2005                                          68,000     74,831
                                                                        --------
Total Foreign Corporate Bonds
(cost $253,980)                                                          432,059
                                                                        --------

                See accompanying notes to financial statements.

             STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                                        Principal
                                                          amount       Value
                                                        ---------   -----------
Repurchase Agreement (3.9%)
IBT Repurchase Agreement, (c)
   0.720% to be repurchased at $2,263,301 on
   01/02/2004                                           2,263,211     2,263,211

Total Repurchase Agreement                                          -----------
(cost $2,263,211)                                                     2,263,211
TOTAL INVESTMENTS (100.4%)                                          -----------
(cost $54,155,723)                                                   58,811,671
LIABILITIES, NET OF CASH AND OTHER ASSETS (-0.4%)                      (213,568)
                                                                    -----------
NET ASSETS (100.0%)                                                 $58,598,103
                                                                    ===========

(a)  Non-income producing security.
(b) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2003, the value of these securities amounted to $1,166,324 or 2.0% of net assets.
(c) Repurchase agreement is fully collateralized by U.S. Treasury or Government Agency Securities.

Approximately 33.5% of the investment securities are denominated in the Euro, followed by 20.7% in the Japanese Yen, 12.9% in the British Pound, 9.4% in the United States Dollar, 8.1% in the Swiss Franc, 4.5% in the Swedish Krone, 2.8% in the Canadian Dollar and 2.7% in the Australian Dollar. The remaining investment securities, representing 5.4% of total investments, are denominated in five currencies, each of which represents less than 2.1% of total investments.

INTERNATIONAL FUND INDUSTRY CLASSES

                 Industry                                      Value        %
-----------------------------------------                   -----------   -----
Communications                                              $ 7,879,255    13.4%
Consumer Goods & Services                                     7,006,504    12.0
Health Care                                                   6,724,671    11.5
Machinery, Manufacturing, & Construction                      6,647,792    11.3
Real Estate & Other Financial                                 6,581,202    11.2
Banks                                                         6,137,103    10.5
Mining & Refining                                             4,781,392     8.2
Transportation                                                3,436,586     5.9
Agriculture, Foods, & Beverage                                2,886,018     4.9
Retail                                                        2,559,803     4.4
Insurance                                                       742,503     1.3
Chemicals                                                       607,994     1.0
Utilities & Energy                                              482,806     0.8
                                                            -----------   -----
Total Stocks                                                 56,473,629    96.4
Foreign Corporate Bonds                                          74,831     0.1
Short-term Investments                                        2,263,211     3.9
Liabilities, Net of Cash and Other Assets                      (213,568)   (0.4)
                                                            -----------   -----
Net Assets                                                  $58,598,103   100.0%
                                                            ===========   =====

                See accompanying notes to financial statements.

               STATE FARM MUTUAL FUND TRUST EQUITY AND BOND FUND
                             SCHEDULE OF INVESTMENTS
                                December 31, 2003

                                                        Shares          Value
                                                      ----------   ------------
Regulated Investment Companies (100.4%)
State Farm Mutual Fund Trust Bond Fund
   Institutional Shares (40.0%)                        5,137,977     54,719,452
State Farm Mutual Fund Trust Equity
   Fund Institutional Shares (60.4%)                  10,576,748     82,604,398
                                                                   ------------
Total Regulated Investment Companies
(cost $135,694,327)                                                 137,323,850
                                                                   ------------
Short-term Investments (0.1%)
JP Morgan Vista Treasury Plus Money
   Market Fund                                            91,125         91,125
Total Short-term Investments                                       ------------

(cost $91,125)                                                           91,125
TOTAL INVESTMENTS (100.5%)                                         ------------

(cost $135,785,452)                                                 137,414,975

LIABILITIES, NET OF OTHER ASSETS (-0.5%)                               (644,898)
                                                                   ------------
NET ASSETS (100.0%)                                                $136,770,077
                                                                   ============

                See accompanying notes to financial statements.

                     STATE FARM MUTUAL FUND TRUST BOND FUND
                             SCHEDULE OF INVESTMENTS
                                December 31, 2003

                                                         Principal
                                                           amount        Value
                                                         ----------   ----------
Corporate Bonds (34.3%)

Aerospace/Defense (0.7%)
Lockheed Martin Corp.
7.700%, 06/15/2008                                       $  500,000   $  580,671
General Dynamics Corp.
4.250%, 05/15/2013                                        1,000,000      956,692
                                                                      ----------
                                                                       1,537,363
                                                                      ----------
Agriculture, Foods, & Beverage (2.9%)
Coca-Cola Enterprises Inc.
2.500%, 09/15/2006                                        1,000,000      997,283
Bottling Group LLC
2.450%, 10/16/2006                                          500,000      497,784
General Mills Inc.
2.625%, 10/24/2006                                          500,000      497,257
Kellogg Co.
2.875%, 06/01/2008                                          500,000      482,779
Sara Lee Corp.
2.750%, 06/15/2008                                        1,000,000      966,684
ConAgra Inc.
7.875%, 09/15/2010                                          500,000      596,584
Kellogg Co.
6.600%, 04/01/2011                                          500,000      560,346
General Mills Inc.
6.000%, 02/15/2012                                          500,000      534,684
Bottling Group LLC
4.625%, 11/15/2012                                          500,000      497,281
Coca-Cola Bottling Co.
5.300%, 04/01/2015                                          500,000      499,537
                                                                      ----------
                                                                       6,130,219
                                                                      ----------
Automotive (1.2%)
Daimler Chrysler North America
6.400%, 05/15/2006                                          500,000      535,703
Goodyear Tire & Rubber Co.
7.857%, 08/15/2011                                          500,000      436,250
General Motors Corp.
7.125%, 07/15/2013                                          500,000      548,335
Daimler Chrysler North America
6.500%, 11/15/2013                                          500,000      526,705
Ford Motor Co.
7.450%, 07/16/2031                                          500,000      505,261
                                                                      ----------
                                                                       2,552,254
                                                                      ----------
Banks (1.4%)
Wells Fargo & Co.
7.250%, 08/24/2005                                          500,000      543,149
JP Morgan Chase & Co.
3.625%, 05/01/2008                                          500,000      501,006
Bank One Corp.
2.625%, 06/30/2008                                        1,000,000      961,592
Bank of America Corp.
3.250%, 08/15/2008                                       $1,000,000      987,851
                                                                      ----------
                                                                       2,993,598
                                                                      ----------
Building Materials & Construction (1.2%)
Masco Corp.
6.750%, 03/15/2006                                          500,000      545,058
Hanson Australia Funding
5.250%, 03/15/2013                                          500,000      497,692
Leggett & Platt Inc.
4.700%, 04/01/2013                                          500,000      493,977
CRH America Inc.
5.300%, 10/15/2013                                        1,000,000    1,008,997
                                                                      ----------
                                                                       2,545,724
                                                                      ----------
Chemicals (1.2%)
Air Products & Chemicals Inc.
4.125%, 12/01/2010                                        1,000,000      993,674
EI du Pont de Nemours and Co.
4.125%, 03/06/2013                                          500,000      481,387
PPG Industries Inc.
7.400%, 08/15/2019                                          500,000      577,255
The Dow Chemical Co.
7.375%, 11/01/2029                                          500,000      559,077
                                                                      ----------
                                                                       2,611,393
                                                                      ----------
Commercial Service/Supply (0.2%)
Pitney Bowes Inc.
4.625%, 10/01/2012                                          500,000      498,013
                                                                      ----------
Computers (0.5%)
Hewlett-Packard Co.
7.150%, 06/15/2005                                          500,000      537,562
International Business Machines Corp.
4.250%, 09/15/2009                                          500,000      512,930
                                                                      ----------
                                                                       1,050,492
                                                                      ----------
Consumer & Marketing (2.4%)
The Procter & Gamble Co.
4.000%, 04/30/2005                                          500,000      515,303
The Gillette Co.
4.000%, 06/30/2005                                          500,000      517,742
2.500%, 06/01/2008                                          500,000      481,338
The Procter & Gamble Co.
3.500%, 12/15/2008                                          500,000      498,488
Newell Rubbermaid Inc.
4.000%, 05/01/2010                                          500,000      483,779
Avery Dennison Corp.
4.875%, 01/15/2013                                          500,000      497,290
McDonald's Corp.
4.125%, 06/01/2013                                        1,000,000      945,736

                 See accompanying notes to financial statements.

                     STATE FARM MUTUAL FUND TRUST BOND FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                                         Principal
                                                           amount        Value
                                                         ----------   ----------
Corporate Bonds (Cont.)

Consumer & Marketing (Cont.)
Kimberly Clark Corp.
6.250%, 07/15/2018                                       $1,000,000   $1,123,550
                                                                      ----------
                                                                       5,063,226
                                                                      ----------
Electronic/Electrical Mfg. (0.9%)
Raytheon Co.
6.550%, 03/15/2010                                          500,000      551,588
Emerson Electric Co.
7.125%, 08/15/2010                                          315,000      365,416
General Electric Co.
5.000%, 02/01/2013                                          500,000      505,667
Emerson Electric Co.
4.500%, 05/01/2013                                          500,000      488,071
                                                                      ----------
                                                                       1,910,742
                                                                      ----------
Financial Services (2.7%)
Household Finance Corp.
8.000%, 05/09/2005                                          500,000      540,562
Morgan Stanley Dean Witter & Co.
7.750%, 06/15/2005                                          500,000      542,702
General Electric Capital Corp.
6.800%, 11/01/2005                                          500,000      542,944
Caterpillar Financial Services Corp.
5.950%, 05/01/2006                                          500,000      539,521
Caterpillar Financial Services
2.700%, 07/15/2008                                          500,000      483,135
Toyota Motor Credit Corp.
2.875%, 08/01/2008                                        1,000,000      981,309
Ford Motor Credit Co.
5.625%, 10/01/2008                                          500,000      513,296
Citigroup Inc.
7.250%, 10/01/2010                                          500,000      582,779
General Motors Acceptance Corp.
6.875%, 09/15/2011                                          500,000      538,563
Goldman Sachs Group Inc.
5.500%, 11/15/2014                                          500,000      512,187
                                                                      ----------
                                                                       5,776,998
                                                                      ----------
Forest Products & Paper (1.0%)
MeadWestvaco Corp.
6.850%, 11/15/2004                                          375,000      389,847
International Paper Co.
6.750%, 09/01/2011                                          500,000      555,887
MeadWestvaco Corp.
6.850%, 04/01/2012                                          500,000      549,989
Willamette Industries Inc.
9.000%, 10/01/2021                                          500,000      605,806
                                                                      ----------
                                                                       2,101,529
                                                                      ----------
Health Care (3.3%)
Pfizer Inc.
3.625%, 11/01/2004                                       $  500,000      509,305
Merck & Co. Inc.
4.125%, 01/18/2005                                          500,000      513,589
Abbott Laboratories
6.400%, 12/01/2006                                          500,000      554,982
Bristol-Myers Squibb Co. (a)
4.000%, 08/15/2008                                        1,000,000    1,015,967
Merck & Co. Inc.
4.375%, 02/15/2013                                          500,000      492,181
Wyeth
5.500%, 03/15/2013                                          500,000      508,981
Becton Dickinson & Co.
4.550%, 04/15/2013                                          500,000      494,011
Johnson & Johnson
3.800%, 05/15/2013                                        1,000,000      944,044
Schering Plough Corp.
5.300%, 12/01/2013                                        1,000,000    1,017,449
Baxter International Inc.
4.625%, 03/15/2015                                        1,000,000      954,873
                                                                      ----------
                                                                       7,005,382
                                                                      ----------
Machinery & Manufacturing (1.1%)
Deere & Co.
7.850%, 05/15/2010                                          500,000      604,166
Goodrich Corp.
7.625%, 12/15/2012                                          500,000      577,674
Parker Hannifin Corp.
4.875%, 02/15/2013                                          500,000      498,609
Johnson Controls Inc.
4.875%, 09/15/2013                                          750,000      756,586
                                                                      ----------
                                                                       2,437,035
                                                                      ----------
Media & Broadcasting (0.6%)
The Walt Disney Co.
5.500%, 12/29/2006                                          500,000      536,168
Knight-Ridder Inc.
9.875%, 04/15/2009                                          500,000      640,614
                                                                      ----------
                                                                       1,176,782
                                                                      ----------
Mining & Metals (1.1%)
Rio Tinto Finance USA Ltd.
2.625%, 09/30/2008                                        1,000,000      953,893
Alcoa Inc.
7.375%, 08/01/2010                                          500,000      586,110
6.500%, 06/01/2011                                          250,000      282,583
BHP Billiton Finance
4.800%, 04/15/2013                                          500,000      501,274
                                                                      ----------
                                                                       2,323,860
                                                                      ----------

                 See accompanying notes to financial statements.

                     STATE FARM MUTUAL FUND TRUST BOND FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                                        Principal
                                                          amount        Value
                                                        ----------   -----------
Corporate Bonds (Cont.)
Oil & Gas (2.4%)
BP Capital Markets PLC
2.625%, 03/15/2007                                      $1,000,000   $   994,455
ChevronTexaco
3.500%, 09/17/2007                                         500,000       509,238
Phillips Petroleum Co.
8.750%, 05/25/2010                                         500,000       624,600
Marathon Oil Corp.
6.125%, 03/15/2012                                         500,000       540,723
Southern California Gas
4.800%, 10/01/2012                                         500,000       503,061
National Fuel Gas Co.
5.250%, 03/01/2013                                         500,000       512,318
Peoples Gas Lt.
4.625%, 05/01/2013                                         500,000       490,634
Vectren Utility
5.250%, 08/01/2013                                         500,000       501,236
Southern California Gas
5.450%, 04/15/2018                                         500,000       510,275
                                                                     -----------
                                                                       5,186,540
                                                                     -----------
Retailers (1.5%)
Target Corp.
7.500%, 02/15/2005                                         500,000       531,310
Safeway Inc.
4.125%, 11/01/2008                                       1,000,000       995,622
Albertsons Inc.
7.500%, 02/15/2011                                         500,000       573,177
Wal-Mart Stores Inc.
4.550%, 05/01/2013                                       1,000,000       987,734
                                                                     -----------
                                                                       3,087,843
                                                                     -----------
Telecom & Telecom Equipment (2.1%)
Motorola Inc.
6.750%, 02/01/2006                                         500,000       538,642
AT&T Corp.
7.250%, 11/15/2006                                         500,000       552,918
Cingular Wireless
5.625%, 12/15/2006                                         500,000       536,330
GTE North Inc.
5.650%, 11/15/2008                                         500,000       536,841
Vodafone Group PLC
7.750%, 02/15/2010                                         500,000       592,597
Deutsche Telekom International
   Financial
8.500%, 06/15/2010                                         500,000       604,558
Telstra Corp. Ltd.
6.375%, 04/01/2012                                         500,000       552,544
Alltel Corp.
7.000%, 07/01/2012                                         500,000       567,725
                                                                     -----------
                                                                       4,482,155
                                                                     -----------
Utilities & Energy (5.9%)
Dominion Resources Inc.
7.625%, 07/15/2005                                      $  500,000       540,133
Duke Energy Field Services
7.500%, 08/16/2005                                         500,000       537,231
Alabama Power Co.
7.125%, 10/01/2007                                         300,000       340,951
3.125%, 05/01/2008                                         500,000       492,133
Pacificorp
4.300%, 09/15/2008                                       1,000,000     1,021,444
Duke Energy Corp.
4.500%, 04/01/2010                                         500,000       510,047
Commonwealth Edison
4.740%, 08/15/2010                                         500,000       511,168
Puget Sound Energy Inc.
7.690%, 02/01/2011                                         500,000       574,650
Reliant Energy
7.750%, 02/15/2011                                         500,000       562,450
Oncor Electric Delivery
6.375%, 05/01/2012                                         500,000       549,493
Tampa Electric Co.
6.875%, 06/15/2012                                         500,000       553,377
Northern States Power Co.
8.000%, 08/28/2012                                         500,000       609,615
Georgia Power
5.125%, 11/15/2012                                         200,000       204,037
Midamerican Energy Co.
5.125%, 01/15/2013                                       1,000,000     1,019,161
Florida Power Corp.
4.800%, 03/01/2013                                         500,000       496,680
Wisconsin Electric Power
4.500%, 05/15/2013                                       1,000,000       976,532
PSI Energy
5.000%, 09/15/2013                                       1,000,000       995,480
Union Elec Co.
4.750%, 04/01/2015                                         500,000       488,792
Commonwealth Edison
4.700%, 04/15/2015                                         500,000       486,792
Southwestern Electric Power
5.375%, 04/15/2015                                         500,000       498,613
Equitable Resources Inc. (a)
5.150%, 03/01/2018                                         500,000       489,561
                                                                     -----------
                                                                      12,458,340
                                                                     -----------
Total Corporate Bonds
(cost $70,283,653)                                                    72,929,488
                                                                     -----------

                 See accompanying notes to financial statements.

                     STATE FARM MUTUAL FUND TRUST BOND FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                                        Principal
                                                          amount        Value
                                                        ----------   -----------
Taxable Municipal Bonds (0.9%)

Illinois State
3.850%, 06/01/2013                                      $1,000,000   $   933,790

New Jersey State Turnpike Authority
   Transportation
2.840%, 01/01/2008                                       1,000,000       978,190
                                                                     -----------
Total Taxable Municipal Bonds
(cost $1,998,101)                                                      1,911,980
                                                                     -----------

Foreign Government Bonds (0.3%)

Province of Ontario
5.500%, 10/01/2008                                         500,000       543,153
                                                                     -----------
Total Foreign Government Bonds
(cost $474,779)                                                          543,153
                                                                     -----------

Government Agency Securities (36.5%)

Agency Notes & Bonds (8.0%)
Federal Home Loan Mortgage Corp.
3.750%, 04/15/2004                                       1,500,000     1,511,256
3.250%, 11/15/2004                                         900,000       915,113
7.000%, 07/15/2005                                       1,000,000     1,080,429
2.875%, 09/15/2005                                       1,000,000     1,018,283
6.625%, 09/15/2009                                       1,000,000     1,143,571
4.500%, 07/15/2013                                       1,500,000     1,481,923
Federal National Mortgage Association
2.875%, 10/15/2005                                       1,000,000     1,018,497
5.500%, 02/15/2006                                         500,000       535,273
6.625%, 10/15/2007                                         500,000       563,804
3.250%, 01/15/2008                                       3,000,000     3,007,995
3.250%, 08/15/2008                                       1,500,000     1,488,066
6.625%, 11/15/2010                                       1,000,000     1,148,976
4.375%, 09/15/2012                                       1,500,000     1,484,037
7.125%, 01/15/2030                                         500,000       602,253
                                                                     -----------
                                                                      16,999,476
                                                                     -----------
Mortgage-Backed Securities (28.5%)
Federal Home Loan Mortgage Corp.
5.000%, 07/01/2018                                         979,870       999,432
5.000%, 09/01/2018                                         987,883     1,007,605
4.500%, 11/01/2018                                       1,992,495     1,994,577
6.000%, 11/01/2028                                         226,596       234,687
6.500%, 06/01/2029                                         388,504       407,150
7.500%, 12/01/2030                                          33,432        35,901
7.000%, 07/01/2031                                          57,770        61,123
6.500%, 09/01/2031                                          86,781        90,898
6.000%, 11/01/2032                                         987,646     1,021,039
6.000%, 12/01/2032                                         474,039       490,067
5.500%, 05/01/2033                                       2,970,203     3,007,604
5.500%, 07/01/2033                                       1,915,586     1,939,707
Federal National Mortgage Association
6.000%, 09/01/2013                                         742,853       780,970
5.500%, 12/01/2016                                         290,834       301,749
5.500%, 01/01/2017                                         173,490       180,002
5.500%, 01/01/2017                                       1,095,823     1,136,950
6.500%, 01/01/2017                                         241,942       256,706
5.500%, 02/01/2017                                       1,026,366     1,064,886
5.000%, 03/01/2017                                       1,237,784     1,263,928
6.000%, 04/01/2017                                         218,174       229,110
5.500%, 01/01/2018                                         869,289       901,776
5.000%, 02/01/2018                                       1,146,496     1,170,713
5.000%, 05/01/2018                                         885,619       903,299
5.000%, 05/01/2018                                       1,778,942     1,816,681
5.000%, 05/01/2018                                       1,806,788     1,845,117
4.500%, 05/01/2018                                       1,863,681     1,867,958
4.500%, 05/01/2018                                       1,923,306     1,927,720
7.500%, 09/01/2029                                         232,436       248,463
8.000%, 03/01/2030                                          91,583        99,016
6.500%, 05/01/2030                                         345,457       361,513
7.000%, 08/01/2030                                          51,985        55,043
7.000%, 08/01/2031                                         123,594       130,862
6.500%, 08/01/2031                                          99,366       103,925
6.500%, 10/01/2031                                         248,663       260,073
6.000%, 11/01/2031                                         320,424       331,359
7.000%, 01/01/2032                                         336,228       355,999
6.000%, 03/01/2032                                         262,945       271,919
6.500%, 03/01/2032                                         137,078       143,368
6.500%, 04/01/2032                                         856,805       896,209
7.000%, 04/01/2032                                         360,322       381,547
6.500%, 05/01/2032                                       1,721,508     1,800,679
6.000%, 05/01/2032                                         245,401       253,772
6.500%, 06/01/2032                                         385,353       403,075
7.000%, 06/01/2032                                         618,002       654,405
7.000%, 06/01/2032                                         715,600       757,752
6.500%, 07/01/2032                                         899,892       941,277
6.000%, 08/01/2032                                         732,044       757,016
6.500%, 10/01/2032                                       1,388,414     1,452,266
5.500%, 10/01/2032                                       2,308,558     2,339,839
6.000%, 11/01/2032                                       1,260,034     1,303,016
6.000%, 01/01/2033                                         946,042       978,313
5.500%, 03/01/2033                                         842,573       853,972
5.500%, 03/01/2033                                       1,735,319     1,758,796
6.000%, 04/01/2033                                       1,781,904     1,842,764
5.000%, 05/01/2033                                         958,900       949,399
5.000%, 05/01/2033                                       1,926,469     1,907,381
5.000%, 08/01/2033                                       1,962,929     1,943,480
5.500%, 10/01/2033                                       1,980,490     2,007,284

                See accompanying notes to financial statements.

                     STATE FARM MUTUAL FUND TRUST BOND FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                               December 31, 2003

                                                        Principal
                                                          amount        Value
                                                        ----------   -----------
Government Agency Securities (Cont.)

Mortgage-Backed Securities (Cont.)
Government National Mortage Association
6.000%, 05/15/2017                                      $  543,680   $   573,845
6.500%, 06/15/2028                                         426,202       450,005
6.000%, 11/15/2028                                         371,527       386,717
6.500%, 03/15/2029                                         463,135       488,795
7.000%, 06/15/2029                                         576,567       614,898
7.500%, 08/20/2030                                         162,634       173,252
6.500%, 11/15/2031                                         127,356       134,340
6.000%, 01/15/2032                                         243,646       253,479
5.500%, 10/15/2033                                       1,989,555     2,024,746
5.000%, 11/20/2033                                       1,994,215     1,973,748
                                                                     -----------
                                                                      60,554,962
                                                                     -----------
Total Government Agency Securities
(cost $76,807,327)                                                    77,554,438
                                                                     -----------

U.S. Treasury Obligations (24.6%)

U.S. Treasury Bonds
7.250%, 05/15/2016                                       3,000,000     3,742,383
7.500%, 11/15/2016                                       1,500,000     1,909,687
8.125%, 08/15/2019                                         750,000     1,013,086
6.250%, 08/15/2023                                       1,000,000     1,139,805
6.875%, 08/15/2025                                       1,000,000     1,223,320

U.S. Treasury Notes
7.250%, 05/15/2004                                       2,000,000     2,045,624
4.625%, 05/15/2006                                       3,000,000     3,179,532
6.500%, 10/15/2006                                       3,000,000     3,341,601
6.125%, 08/15/2007                                       1,750,000     1,958,565
3.000%, 11/15/2007                                       2,000,000     2,017,188
5.500%, 02/15/2008                                       2,000,000     2,205,000
5.625%, 05/15/2008                                       3,000,000     3,323,202
6.000%, 08/15/2009                                       4,600,000     5,210,397
6.500%, 02/15/2010                                       2,000,000     2,324,062
5.750%, 08/15/2010                                       2,000,000     2,242,500
5.000%, 02/15/2011                                       1,500,000     1,610,917
5.000%, 08/15/2011                                       4,000,000     4,280,624
4.375%, 08/15/2012                                       4,000,000     4,079,376
4.000%, 11/15/2012                                       1,500,000     1,485,587
3.875%, 02/15/2013                                       2,000,000     1,957,812
4.250%, 08/15/2013                                       2,000,000     2,002,500
                                                                     -----------
Total U.S. Treasury Obligations
(cost $51,285,875)                                                    52,292,768
                                                                     -----------

                                                          Shares        Value
                                                        ---------   ------------
Short-term Investments (2.6%)
JP Morgan Vista Treasury Plus Money
   Market Fund                                          5,589,075   $  5,589,075
                                                                    ------------
Total Short-term Investments
(cost $5,589,075)                                                      5,589,075
                                                                    ------------
TOTAL INVESTMENTS (99.2%)
(cost $206,438,810)                                                  210,820,902

OTHER ASSETS, NET OF LIABILITIES (0.8%)                                1,652,356
                                                                    ------------
NET ASSETS (100.0%)                                                 $212,473,258
                                                                    ============

(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2003, the value of these securities amounted to $1,505,528 or 0.71% of net assets.

                See accompanying notes to financial statements.

             STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND
                             SCHEDULE OF INVESTMENTS
                                December 31, 2003

                                                                                                   Rating
                                                                                                  (Moody's
                                                                            Coupon    Maturity       or       Principal
                                                                             rate      date        S&P)(a)     amount       Value
                                                                            ------   ----------   --------   ----------   ----------
Long-term Municipal Bonds (97.2%)

California (10.4%)
   Department of Water and Power of the City of Los Angeles, California,
      Power System Revenue Bonds, 2001 Series A, Subseries A-1              5.250%   07/01/2015     Aa3      $1,500,000   $1,655,130
   Moulton-Niguel California, Water District Consolidated Refunding Bonds   5.000%   09/01/2017     Aaa       1,395,000    1,520,536
   Moulton-Niguel California, Water District Consolidated Refunding Bonds   5.000%   09/01/2018     Aaa       1,500,000    1,621,710
   State of California, General Obligation Bonds                            5.250%   02/01/2019     Baa1      2,330,000    2,405,096
   State of California, Various Purpose General Obligation Bonds            5.000%   02/01/2019     Baa1        650,000      658,209
   Metropolitan Water District, Souther California, Waterworks Revenue
      Refunded Series B                                                     4.750%   07/01/2021     Aaa       1,000,000    1,008,620
   State of California, Various Purpose General Obligation Bonds            5.000%   11/01/2022     Baa1      1,000,000      996,260
                                                                                                                          ----------
                                                                                                                           9,865,561
                                                                                                                          ----------
Colorado (2.1%)
   Adams County, School District, Number 12, Colorado, General
   Obligation Bonds, Series 2001A                                           5.400%   12/15/2014     Aaa         440,000      499,954
   Arapahoe County Water & Wastewater Public Improvement District (In
       Arapahoe County, Colorado) General Obligation Project Bonds,
       Series 2002A                                                         5.750%   12/01/2018     Aaa       1,320,000    1,512,258
                                                                                                                          ----------
                                                                                                                           2,012,212
                                                                                                                          ----------
Georgia (2.4%)
   Dekalb County, Georgia, Water & Sewage Revenue Bonds, Series 2000        5.500%   10/01/2014     Aa2       2,000,000    2,274,640
                                                                                                                          ----------

Idaho (1.9%)
   Joint School District Number 2 (Meridian) Ada and Canyon Counties,
      Idaho General Obligation School Bonds, Series 2002                    5.125%   07/30/2019     Aaa         700,000      748,412
   Nampa School District Number 131, Canyon County, Idaho, General
      Obligation School Bonds, Series 2003                                  4.875%   08/15/2020     Aaa       1,000,000    1,045,980
                                                                                                                          ----------
                                                                                                                           1,794,392
                                                                                                                          ----------
Illinois (1.2%)
   State of Illinois, General Obligation Bonds, First Series of
    December 2000                                                           5.750%   12/01/2017     Aaa       1,000,000    1,150,850
                                                                                                                          ----------

Indiana (1.6%)
   Highland Schoold Building Corporation, Lake County, Indiana, First
      Mortgage Refunding Bonds, Series 2003                                 5.000%   01/10/2020     Aaa       1,410,000    1,484,617
                                                                                                                          ----------

Kansas (5.2%)
   State of Kansas, Department of Transportation, Highway Revenue Bonds,
      Series 2000A                                                          5.750%   09/01/2013     Aa2       2,300,000    2,703,052
   Johnson County, Kansas, Unified School District Number 229, Series A
      (Prerefunded to 10-01-2008 @ 100)                                     5.500%   10/01/2016     Aa1       2,000,000    2,282,660
                                                                                                                          ----------
                                                                                                                           4,985,712
                                                                                                                          ----------
Louisiana (1.1%)
   State of Louisiana, General Obligation Bonds, Series 2000-A              5.000%   11/15/2019     Aaa       1,000,000    1,050,810
                                                                                                                          ----------

Maryland (1.5%)
   Baltimore County Maryland, General Obligation Bonds, Consolidated
      Public Improvement, Series 2002                                       5.000%   09/01/2014     Aaa       1,250,000    1,389,288
                                                                                                                          ----------

                See accompanying notes to financial statements.

             STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                               December 31, 2003

                                                                                                   Rating
                                                                                                  (Moody's
                                                                            Coupon    Maturity        or      Principal
                                                                             rate       date       S&P)(a)     amount       Value
                                                                            ------   ----------   --------   ----------   ---------
Long-term Municipal Bonds (Cont.)

Massachusetts (2.4%)
   The Commonwealth of Massachusetts, General Obligation Bonds,
      Consolidated Loan of 2002, Series E (Prerefunded to
      01-01-2013 @ 100)                                                     5.500%   01/01/2015      Aa2     $1,000,000  $1,163,110

   The Commonwealth of Massachusetts, General Obligation Bonds,
      Consolidated Loan of 2003, Series C                                   5.250%   08/01/2020      Aa2      1,000,000   1,151,780
                                                                                                                          ---------
                                                                                                                          2,314,890
                                                                                                                          ---------
Michigan (5.3%)
   Forest Hills Public Schools, County of Kent, State of Michigan, 2000
      School Building and Site Bonds (General Obligation - Unlimited Tax)   5.250%   05/01/2019      Aa2      2,575,000   2,775,155
   State of Michigan, General Obligation Bonds, Environmental Protection
      Program, Series 2000 (Prerefunded to 11/01/2010 @ 100)                5.250%   11/01/2020      Aa1      1,985,000   2,279,613
                                                                                                                          ---------
                                                                                                                          5,054,768
                                                                                                                          ---------
Minnesota (2.9%)
   Independent School District Number 181 (Brainerd), Minnesota, General
      Obligation School Building Bonds, Series 2002A                        5.375%   02/01/2019      Aaa      2,500,000   2,751,750
                                                                                                                          ---------

Mississippi (2.9%)
   State of Mississippi, General Obligation Bonds, Capital Improvements
      Issue, Series 2000 (Prerefunded to 11/01/2010 @ 100)                  5.500%   11/01/2015      Aaa      2,400,000   2,793,168
                                                                                                                          ---------

Missouri (7.1%)
   The School District of North Kansas City, Missouri, General
      Obligation School Building Bonds (Missouri Direct Deposit Program)
      Series 2002                                                           5.000%   03/01/2016      Aa+      1,250,000   1,342,713
   State Environmental Improvement and Energy Resources Authority,
      (State of Missouri), Water Pollution Control and Drinking Water
      Revenue Bonds, (State  Revolving Funds Programs-Master Trust),
      Series 2000B                                                          5.625%   07/01/2016      Aaa      2,415,000   2,754,766
   Missouri Highways and Transportation Commission, State Road Bonds,
      Series A 2000                                                         5.000%   02/01/2017      Aa2      2,500,000   2,663,700
                                                                                                                          ---------
                                                                                                                          6,761,179
                                                                                                                          ---------

Nebraska (1.8%)
   City of Lincoln, Nebraska, Lincoln Electric System Revenue and
      Refunding Bonds, Series 2002                                          5.000%   09/01/2015      Aa2      1,595,000   1,734,180
                                                                                                                          ---------

New Hampshire (3.4%)
   City of Manchester, New Hampshire, Water Revenue Bonds, Series 2003      5.000%   12/01/2021      Aaa      1,510,000   1,588,822
   City of Manchester, New Hampshire, Water Revenue Bonds, Series 2003      5.000%   12/01/2023      Aaa      1,580,000   1,646,945
                                                                                                                          ---------
                                                                                                                          3,235,767
                                                                                                                          ---------
New Jersey (1.7%)
   Passaic Valley Sewer Commissioners, State of New Jersey, Sewer System
      Bonds, Series F                                                       5.000%   12/01/2018      Aaa      1,500,000   1,604,520
                                                                                                                          ---------

New York (1.5%)
   New York City, Municipal Water Finance Authority, Water and Sewer
      System Revenue Bonds, Fiscal 2003, Series D                           5.000%   06/15/2016      Aa2      1,300,000   1,401,335
                                                                                                                          ---------
North Carolina (2.3%)
   City of Winston-Salem, North Carolina, Water and Sewer System Revenue
      and Revenue Refunding Bonds, Series 2001 (Prerefunded to 6-01-2011
      @100)                                                                 5.000%   06/01/2018      Aa2      1,000,000   1,139,880

                 See accompanying notes to financial statements.

              STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                                                                                 Rating
                                                                           Coupon   Maturity    (Moody's    Principal
                                                                            rate      date     or S&P)(a)    amount       Value
                                                                           ------  ----------  ----------  ----------  ----------
Long-term Municipal Bonds (Cont.)

North Carolina (Cont.)
   City of Charlotte, North Carolina, General Obligation Refunding
      Bonds, Series 2002B                                                  5.000%  07/01/2021      Aaa     $1,000,000  $1,054,630
                                                                                                                       ----------
                                                                                                                        2,194,510
                                                                                                                       ----------

Ohio (8.4%)
   City of Columbus, Ohio, General Obligation Bonds, Various Purpose
      Unlimited Tax Bonds, Series 2000-1                                   5.500%  11/15/2014      Aaa      2,400,000   2,717,208
   City of Cleveland, Ohio, Waterworks Refunding Revenue Bonds, Series
      J, 2001                                                              5.375%  01/01/2016      Aaa      1,000,000   1,115,850
   State of Ohio, Full Faith and Credit General Obligation
      Infrastructure Improvement  Bonds, Series 2000
      (Prerefunded to 2-01-2010 @ 100)                                     5.750%  02/01/2016      Aa1      2,400,000   2,801,352

   City of Cincinnati, Ohio, Water System Revenue Bonds, Series 2003       5.000%  12/01/2020      Aa2      1,270,000   1,328,318
                                                                                                                       ----------
                                                                                                                        7,962,728
                                                                                                                       ----------

Oklahoma (1.4%)
   State of Oklahoma, General Obligation Bonds, Oklahoma Building Bonds
      Commission                                                           5.000%  07/15/2018      Aaa      1,200,000   1,310,976

Oregon (6.0%)
   Newberg School District Number 29J, Yamhill, Clackamas and Washington
      Counties, Oregon, General Obligation Bonds, Series 2002              5.250%  06/15/2015      Aaa      1,000,000   1,126,460
   Eagle Point School District Number 9, Jackson County, Oregon, General
      Obligation Bonds, Series 2000                                        5.625%  06/15/2017      Aa3      1,500,000   1,702,170
   Reynolds School District Number 7, Multnomah County, Oregon, General
      Obligation Bonds, Series 2000                                        5.000%  06/15/2018      Aa3      2,000,000   2,118,480
   Emerald People's Utility District, Lane County, Oregon                  5.250%  11/01/2021      Aaa        705,000     761,957
                                                                                                                       ----------
                                                                                                                        5,709,067
                                                                                                                       ----------

Tennessee (5.9%)
   Tennessee State School Bonds Authority, Higher Educational Facilities
      Second Program Bonds, Series A                                       5.400%  05/01/2013      Aa3      2,440,000   2,721,064
   Williamson County, Tennessee, General Obligation Public Improvement
      Bonds, Series 2000 (ULT) (Prerefunded to 3-01-2010 @ 100)            5.400%  03/01/2020      Aa1      2,500,000   2,874,075
                                                                                                                       ----------
                                                                                                                        5,595,139
                                                                                                                       ----------

Texas (11.6%)
   City of Dallas, Texas, (Dallas, Denton, Collin and Rockwall Counties),
      Waterworks and Sewer System Revenue Refunding Bonds, Series 2000     5.500%  10/01/2013      Aa2      2,400,000   2,719,656
   City of San Antonio, Texas, Electric and Gas Systems Revenue Bonds,
      New Series 2000A (Prerefunded to 2-01-2010 @ 100)                    5.750%  02/01/2015      Aa1      2,400,000   2,786,808
   Plano Independent School District, (Collin County, Texas), School
      Building  Unlimited Tax Bonds, Series 2000                           5.125%  02/15/2016      Aaa      2,500,000   2,703,950
   Fort Bend Independent School District, (Fort Bend County, Texas),
      Unlimited Tax School Building Bonds, Series 2000                     5.250%  08/15/2017      Aaa      2,550,000   2,784,371
                                                                                                                       ----------
                                                                                                                       10,994,785
                                                                                                                       ----------

Virginia (2.3%)
   Virginia Public School Authority, School Financing Bonds, (1997
   Resolution)Series 1999A                                                 5.000%  08/01/2016      Aaa      1,000,000   1,083,330

                 See accompanying notes to financial statements.

              STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND
                       SCHEDULE OF INVESTMENTS (Continued)
                               December 31, 2003

                                                                                           Rating
                                                                                          (Moody's
                                                                    Coupon    Maturity       or       Principal
                                                                     rate       date       S&P)(a)     amount        Value
                                                                    ------   ----------   --------   ----------   -----------
Long-term Municipal Bonds (Cont.)

Virginia (Cont.)
   Fairfax County Water Authority, Water Refunding Revenue Bonds,
      Series 1997                                                   5.000%   04/01/2021      Aaa     $1,000,000   $ 1,089,670
                                                                                                                  -----------
                                                                                                                    2,173,000
                                                                                                                  -----------
Wisconsin (2.9%)
   State of Wisconsin, General Obligation Bonds of 2000, Series D   5.300%   05/01/2018      Aa3      2,500,000     2,711,100
                                                                                                                  -----------
Total Long-term Municipal Bonds
   (cost $85,428,553)                                                                                              92,310,944
                                                                                                                  -----------

                                                          Shares        Value
                                                        ----------   -----------
Short-term Investments (2.0%)
   JP Morgan Vista Tax Free Money Market Fund            1,933,348   $ 1,933,348
                                                                     -----------
Total Short-term Investments
   (cost $1,933,348)                                                   1,933,348
                                                                     -----------
TOTAL INVESTMENTS (99.2%)
   (cost $87,361,901)                                                 94,244,292

OTHER ASSETS, NET OF LIABILITIES (0.8%)                                  756,195
                                                                     -----------
NET ASSETS (100.0%)                                                  $95,000,487
                                                                     ===========

(a)  Ratings are not audited.

Long-term Municipal Bonds consisted of 24.35% Advanced Refund Bonds, 48.92% General Obligation Bonds, and 26.73% Municipal Revenue Bonds.

                See accompanying notes to financial statements.

                 STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND
                             SCHEDULE OF INVESTMENTS
                                December 31, 2003

                                                        Shares or
                                                        principal
                                                         amount        Value
                                                       ----------   -----------
Short-term Investments (100.2%)

Agriculture, Foods, & Beverage (4.9%)
Coca-Cola
1.030%, 01/30/2004                                     $3,800,000   $ 3,796,847
                                                                    -----------
Automotive (9.7%)
FCAR Owner Trust Series I
1.090%, 01/16/2004                                      3,750,000     3,748,297
New Center Asset Trust
1.030%, 02/12/2004                                      3,800,000     3,795,434
                                                                    -----------
                                                                      7,543,731
                                                                    -----------
Chemicals (4.8%)
EI du Pont de Nemours and Co.
1.060%, 01/20/2004                                      3,750,000     3,747,902
                                                                    -----------

Computers (5.0%)
International Business Machines Corp.
1.000%, 01/09/2004                                      2,000,000     1,999,556
1.020%, 01/14/2004                                      1,870,000     1,869,311
                                                                    -----------
                                                                      3,868,867
                                                                    -----------
Consumer & Marketing (4.4%)
The Procter & Gamble Co. (a)
1.010%, 01/23/2004                                      3,400,000     3,397,901
                                                                    -----------
Financial Services (29.2%)
Household Finance Corp.
1.090%, 01/02/2004                                        250,000       249,992
0.900%, 01/02/2004                                        500,000       499,987
Citicorp
1.050%, 01/05/2004                                      3,800,000     3,799,557
ChevronTexaco Funding Corp.
1.020%, 01/06/2004                                      3,750,000     3,749,469
Caterpillar Financial Services Corp.
1.040%, 01/26/2004                                      3,700,000     3,697,328
Toyota Motor Credit Corp.
1.030%, 01/27/2004                                      3,000,000     2,997,768
Household Finance Corp.
1.050%, 02/04/2004                                      3,000,000     2,997,025
General Electric Capital Corp.
1.070%, 02/05/2004                                      3,600,000     3,596,255
1.030%, 02/05/2004                                        250,000       249,750
Toyota Motor Credit Corp.
1.030%, 02/17/2004                                        850,000       848,857
                                                                    -----------
                                                                     22,685,988
                                                                    -----------
Government Agency Securities (29.0%)
Federal National Mortgage Association
1.070%, 01/07/2004                                      1,000,000       999,822
1.050%, 01/15/2004                                      3,000,000     2,998,775
1.075%, 01/21/2004                                      2,000,000     1,998,806
1.050%, 01/28/2004                                      3,500,000     3,497,244
1.040%, 02/02/2004                                      3,100,000     3,097,163
1.010%, 02/06/2004                                      4,000,000     3,995,960
1.030%, 03/31/2004                                      3,000,000     2,992,275
Federal Home Loan Mortgage Corp.
1.040%, 02/03/2004                                      3,000,000     2,997,140
                                                                    -----------
                                                                     22,577,185
                                                                    -----------
Health Care (6.1%)
Johnson & Johnson (a)
1.000%, 01/15/2004                                        600,000       599,767
1.000%, 02/02/2004                                        269,000       268,761
Pfizer Inc.
1.050%, 02/25/2004                                      3,200,000     3,199,253
1.020%, 02/25/2004                                        650,000       648,987
                                                                    -----------
                                                                      4,716,768
                                                                    -----------

Regulated Investment Companies (2.3%)
JP Morgan Vista Treasury Plus Money
   Market Fund                                          1,773,425     1,773,425
                                                                    -----------

Telecom & Telecom Equipment (4.8%)
Bellsouth Corp.
1.030%, 01/06/2004                                        850,000       849,878
1.020%, 01/14/2004                                      2,900,000     2,898,932
                                                                    -----------
                                                                      3,748,810
                                                                    -----------
Total Short-term Investments
(cost $77,857,424)                                                   77,857,424
                                                                    -----------

TOTAL INVESTMENTS (100.2%)
(cost $77,857,424)                                                   77,857,424

LIABILITIES, NET OF OTHER ASSETS (-0.2%)                               (169,980)
                                                                    -----------
NET ASSETS (100.0%)                                                 $77,687,444
                                                                    ===========

(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2003, the value of these securities amounted to $4,266,429 or 5.49% of net assets.

                See accompanying notes to financial statements.

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                                       37

                          STATE FARM MUTUAL FUND TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                                December 31, 2003

                                                                         Equity       Small Cap    International
                                                                          Fund       Equity Fund    Equity Fund
                                                                      ------------   -----------   -------------
Assets
   Investments in securities

      At identified cost                                              $188,195,500    86,343,287     54,155,723
                                                                      ============   ===========     ==========
      At market value                                                 $200,447,687   101,049,306     58,811,671
      In Master Portfolios                                                      --            --             --
   Foreign currencies at value (cost $20,496)                                   --            --         20,791
   Receivable for:
      Dividends and interest                                               265,595        80,279         74,736
      Shares of the Fund sold                                              202,708        77,425         20,033
      Securities sold                                                           --       580,462         99,450
      Expense cap reimbursement                                              5,937        27,578         36,148
      Unrealized gain on forward foreign currency contracts                     --            --         79,203
   Prepaid expenses                                                          6,290         2,811          1,875
                                                                      ------------   -----------     ----------
      Total assets                                                     200,928,217   101,817,861     59,143,907
                                                                      ------------   -----------     ----------

Liabilities and Net Assets
   Dividends to shareowners                                                     --            --             --
   Payable for:
      Shares of the Fund redeemed                                           50,739        22,949          8,405
      Securities purchased                                                 198,328       167,602        102,165
      Unrealized loss on forward foreign currency contracts                     --            --        114,209
      Distribution Fees                                                     94,313        89,086        127,213
      Manager                                                              380,831       271,710        140,949
   Accrued liabilities                                                      48,904        45,030         52,863
                                                                      ------------   -----------     ----------
      Total Liabilities                                                    773,115       596,377        545,804
                                                                      ------------   -----------     ----------
   Net assets applicable to shares outstanding of common stock        $200,155,102   101,221,484     58,598,103
                                                                      ============   ===========     ==========

Analysis of Net Assets
   Paid-in-capital                                                    $192,947,757    92,159,623     64,040,372
   Accumulated net realized gain (loss)                                 (5,062,185)   (5,644,158)    (9,928,516)
   Net unrealized appreciation                                          12,252,187    14,706,019      4,627,848
   Undistributed (distributions in excess of)
      net investment income                                                 17,343            --       (141,601)
                                                                      ------------   -----------     ----------
   Net assets applicable to shares outstanding                        $200,155,102   101,221,484     58,598,103
                                                                      ============   ===========     ==========

Class A Shares:
   Fund shares outstanding                                               9,305,511     5,665,308      3,463,323
   Net assets applicable to shares outstanding                        $ 74,428,419    55,757,161     29,070,162
                                                                      ============   ===========     ==========
   Net asset value                                                    $       8.00          9.84           8.39
                                                                      ============   ===========     ==========
   Maximum offering price                                             $       8.25         10.14           8.65
                                                                      ============   ===========     ==========
   Class B Shares:
Fund shares outstanding                                                  4,346,089     3,771,028      2,971,389
   Net assets applicable to shares outstanding                        $ 34,576,211    36,698,250     24,824,290
                                                                      ============   ===========     ==========
   Net asset value                                                    $       7.96          9.73           8.35
                                                                      ============   ===========     ==========

Institutional Shares:
   Fund shares outstanding                                              11,671,867       885,642        563,263
   Net assets applicable to shares outstanding                        $ 91,150,472     8,766,073      4,703,651
                                                                      ============   ===========     ==========
   Net asset value                                                    $       7.81          9.90           8.35
                                                                      ============   ===========     ==========

                 See accompanying notes to financial statements.

  S&P 500      Small Cap    International    Equity and        Bond      Tax Advantaged   Money Market
 Index Fund    Index Fund     Index Fund     Bond Fund         Fund         Bond Fund         Fund
-----------   -----------   -------------   ------------   -----------   --------------   ------------
         --            --             --     135,785,452   206,438,810     87,361,901      77,857,424
===========   ===========     ==========    ============   ===========     ==========      ==========
         --            --             --     137,414,975   210,820,902     94,244,292      77,857,424
301,123,264   154,841,611     71,224,971              --            --             --              --
         --            --             --              --            --             --              --

         --            --             --              87     2,210,191      1,243,665           1,226
    531,746       202,039         60,568          51,975       143,293         32,971         422,055
         --            --             --              --            --             --              --
     79,853        74,077         30,925          31,989         4,443             --          18,201
         --            --             --              --            --             --              --
      8,962         4,206          1,750           4,427         8,027          3,357           3,051
-----------   -----------     ----------    ------------   -----------     ----------      ----------
301,743,825   155,121,933     71,318,214     137,503,453   213,186,856     95,524,285      78,301,957
-----------   -----------     ----------    ------------   -----------     ----------      ----------

  1,716,502     1,038,426             --              --        19,190             --              --

    180,349        22,189          3,737         493,437       304,178        309,659         469,555
         --            --             --              --            --             --              --
         --            --             --              --            --             --              --
    234,457       129,985         63,973         125,220       141,639         93,586          31,950
    361,751       246,504        122,644          78,303       192,330         98,154          84,236
    112,381        79,378         55,160          36,416        56,261         22,399          28,772
-----------   -----------     ----------    ------------   -----------     ----------      ----------
  2,605,440     1,516,482        245,514         733,376       713,598        523,798         614,513
-----------   -----------     ----------    ------------   -----------     ----------      ----------
299,138,385   153,605,451     71,072,700     136,770,077   212,473,258     95,000,487      77,687,444
===========   ===========     ==========    ============   ===========     ==========      ==========

277,571,508   135,526,943     73,205,199     135,131,026   208,746,903     88,222,943      77,687,444
 (8,121,131)      102,415     (5,819,007)        (12,304)     (655,737)      (104,847)             --
 29,644,879    17,912,370      3,655,477       1,629,523     4,382,092      6,882,391              --
     43,129        63,723         31,031          21,832            --             --              --
-----------   -----------     ----------    ------------   -----------     ----------      ----------
299,138,385   153,605,451     71,072,700     136,770,077   212,473,258     95,000,487      77,687,444
===========   ===========     ==========    ============   ===========     ==========      ==========

 21,852,341     7,493,958      4,120,147       9,079,035     9,494,634      5,348,290      65,054,010
184,302,960    87,631,211     36,022,942      83,026,649   101,223,261     59,631,825      65,054,010
===========   ===========     ==========    ============   ===========     ==========      ==========
       8.43         11.69           8.74            9.14         10.66          11.15            1.00
===========   ===========     ==========    ============   ===========     ==========      ==========
       8.69         12.05           9.01            9.42         10.99          11.49              --
===========   ===========     ==========    ============   ===========     ==========      ==========

 10,642,708     4,493,489      3,310,211       5,360,713     4,664,392      3,157,209       5,699,331
 89,739,802    52,368,093     28,916,471      49,049,079    49,740,487     35,207,029       5,699,331
===========   ===========     ==========    ============   ===========     ==========      ==========
       8.43         11.65           8.74            9.15         10.66          11.15            1.00
===========   ===========     ==========    ============   ===========     ==========      ==========

  2,969,607     1,153,319        700,704         516,018     5,776,940         14,488       6,934,103
 25,095,623    13,606,147      6,133,287    $  4,694,349    61,509,510        161,633       6,934,103
===========   ===========     ==========    ============   ===========     ==========      ==========
       8.45         11.80           8.75    $       9.10         10.65          11.16            1.00
===========   ===========     ==========    ============   ===========     ==========      ==========

                See accompanying notes to financial statements.

                          STATE FARM MUTUAL FUND TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                                December 31, 2003

                                                                   LifePath     LifePath     LifePath    LifePath      LifePath
                                                                 Income Fund    2010 Fund    2020 Fund   2030 Fund     2040 Fund
                                                                 -----------   ----------   ----------   ----------   ----------
Assets
   Investments in securities

      At identified cost                                         $        --           --           --           --           --
                                                                 ===========   ==========   ==========   ==========   ==========
      At market value                                            $        --           --           --           --           --
      In Master Portfolios                                        37,800,633   56,191,719   72,724,791   41,085,329   20,103,767
   Foreign currencies at value                                            --           --           --           --           --
   Receivable for:
      Dividends and interest                                              --           --           --           --           --
      Shares of the Fund sold                                        492,955      570,263      531,633      437,659      182,921
      Securities sold                                                     --           --           --           --           --
      Expense cap reimbursement                                       14,025       13,035       13,039       16,316       17,537
      Unrealized gain on forward foreign currency contracts               --           --           --           --           --
   Prepaid expenses                                                      264          372          454          229          111
                                                                 -----------   ----------   ----------   ----------   ----------
      Total assets                                                38,307,877   56,775,389   73,269,917   41,539,533   20,304,336
                                                                 -----------   ----------   ----------   ----------   ----------

Liabilities and Net Assets
   Dividends to shareowners                                          113,669      150,515      189,298      105,577       41,749
   Payable for:
      Shares of the Fund redeemed                                      7,925        8,279        7,664           --       33,216
      Securities purchased                                                --           --           --           --           --
      Unrealized loss on forward foreign currency contracts               --           --           --           --           --
      Distribution Fees                                               20,130       33,235       41,585       21,657       10,974
      Manager                                                         64,148       84,715      100,440       62,917       41,585
   Accrued liabilities                                                24,197       25,970       27,563       25,124       23,454
                                                                 -----------   ----------   ----------   ----------   ----------
      Total Liabilities                                              230,069      302,714      366,550      215,275      150,978
                                                                 -----------   ----------   ----------   ----------   ----------
   Net assets applicable to shares outstanding of common stock   $38,077,808   56,472,675   72,903,367   41,324,258   20,153,358
                                                                 ===========   ==========   ==========   ==========   ==========

Analysis of Net Assets
   Paid-in-capital                                                36,804,274   53,847,795   68,570,402   38,551,657   18,589,543
   Accumulated net realized gain (loss)                               (5,548)       5,991        3,894       (1,251)       2,346
   Net unrealized appreciation                                     1,278,677    2,622,123    4,331,519    2,776,761    1,563,301
   Undistributed (distributions in excess of) net investment
      income                                                             405       (3,234)      (2,448)      (2,909)      (1,832)
                                                                 -----------   ----------   ----------   ----------   ----------
   Net assets applicable to shares outstanding                   $38,077,808   56,472,675   72,903,367   41,324,258   20,153,358
                                                                 ===========   ==========   ==========   ==========   ==========

Class A Shares:
   Fund shares outstanding                                         2,868,266    3,656,846    4,475,629    2,192,248    1,012,970

   Net assets applicable to shares outstanding                   $31,025,269   40,819,937   51,690,892   25,869,639   12,263,128
                                                                 ===========   ==========   ==========   ==========   ==========
   Net asset value                                               $     10.82        11.16        11.55        11.80        12.11
                                                                 ===========   ==========   ==========   ==========   ==========
   Maximum offering price                                        $     11.15        11.51        11.91        12.16        12.48
                                                                 ===========   ==========   ==========   ==========   ==========

Class B Shares:
   Fund shares outstanding                                           380,174    1,024,585    1,342,877      808,469      423,572

   Net assets applicable to shares outstanding                   $ 4,108,157   11,416,818   15,497,533    9,517,918    5,122,094
                                                                 ===========   ==========   ==========   ==========   ==========
   Net asset value                                               $     10.81        11.14        11.54        11.77        12.09
                                                                 ===========   ==========   ==========   ==========   ==========

Institutional Shares:
   Fund shares outstanding                                           271,701      378,028      493,078      501,802      228,241
   Net assets applicable to shares outstanding                   $ 2,944,382    4,235,920    5,714,942    5,936,701    2,768,136
                                                                 ===========   ==========   ==========   ==========   ==========
   Net asset value                                               $     10.84        11.21        11.59        11.83        12.13
                                                                 ===========   ==========   ==========   ==========   ==========

                 See accompanying notes to financial statements.

                     (This page intentionally left blank.)

                          STATE FARM MUTUAL FUND TRUST
                            STATEMENTS OF OPERATIONS
                              December 31, 2003 (a)

                                                           Equity       Small Cap    International
                                                            Fund       Equity Fund   Equity Fund
                                                         -----------   -----------   -------------
Investment Income: (b)
   Dividends                                             $ 2,753,214      729,380        992,268
   Interest                                                   85,215       61,936         12,222
   Securities lending - net                                       --           --             --
   Tax-exempt interest                                            --           --             --
                                                         -----------   ----------     ----------
                                                           2,838,429      791,316      1,004,490
   Less: foreign withholding taxes                            51,376        4,722        115,846

      Portfolio expenses of Master Portfolios                     --           --             --
                                                         -----------   ----------     ----------
      Total investment income                              2,787,053      786,594        888,644

Expenses:
   Investment advisory and management fees                   871,147      578,311        363,283
   Distribution fees                                         286,247      277,597        184,092
   Transfer agent fees                                       186,335      165,900        104,754
   Blue sky registration fees                                 39,700       34,496         33,445
   Reports to shareowners                                     64,223       45,065         22,162
   Professional fees                                          19,413       22,923         36,588
   Errors & omissions insurance                               13,912        7,919          5,451
   Custodian fees                                              6,618       11,341        102,497
   Trustees' fees                                              3,540        1,814          1,344
   Security valuation fees                                     2,672        4,075         11,014
   ICI dues                                                    1,536          840            496
   Fidelity bond expense                                         829          433            290
   Administration fees                                            --           --             --
   Index license fees                                             --           --             --
   Fund accounting expense                                        --           --         65,401
                                                         -----------   ----------     ----------
      Total expenses                                       1,496,172    1,150,714        930,817
      Less: expense reimbursement from Manager                18,644       56,617        187,870
                                                         -----------   ----------     ----------
      Net expenses                                         1,477,528    1,094,097        742,947
                                                         -----------   ----------     ----------

Net investment income                                      1,309,525     (307,503)       145,697

Realized and unrealized gain (loss):
   Net realized gain (loss) on sales of investments         (577,465)  (1,744,122)    (3,591,637)
   Net realized gain on forward foreign currency
      contracts                                                   --           --        237,852
   Net realized gain (loss) on foreign currency
      transactions                                                --           --         (1,301)
   Net realized gain (loss) on future contracts                   --           --             --
   Net unrealized gain (loss) on open futures
      contracts                                                   --           --             --
   Change in net unrealized appreciation or
      depreciation on investments and foreign currency
         transactions                                     32,791,905   27,670,106     17,628,619
                                                         -----------   ----------     ----------
Net realized and unrealized gain (loss) on investments    32,214,440   25,925,984     14,273,533
                                                         -----------   ----------     ----------
Net change in net assets resulting from operations       $33,523,965   25,618,481     14,419,230
                                                         ===========   ==========     ==========

                                                           S&P 500     Small Cap   International
                                                         Index Fund   Index Fund    Index Fund
                                                         ----------   ----------   -------------
Investment Income: (b)
   Dividends                                              3,355,414    1,303,196     1,392,917
   Interest                                                  72,078       43,078         1,913
   Securities lending - net                                   8,073       45,704        27,635
   Tax-exempt interest                                           --           --            --
                                                         ----------   ----------    ----------
                                                          3,435,565    1,391,978     1,422,465
   Less: foreign withholding taxes                            1,227           --       158,189

      Portfolio expenses of Master Portfolios                96,062      102,100       129,122
                                                         ----------   ----------    ----------
      Total investment income                             3,338,276    1,289,878     1,135,154

Expenses:
   Investment advisory and management fees                  287,317      254,371       128,825
   Distribution fees                                        686,192      385,379       207,348
   Transfer agent fees                                      438,869      234,073       118,674
   Blue sky registration fees                                48,878       36,710        33,560
   Reports to shareowners                                   195,306      118,950        39,167
   Professional fees                                         33,015       27,632        30,209
   Errors & omissions insurance                              16,307       10,195         6,269
   Custodian fees                                                --           --            --
   Trustees' fees                                             4,658        2,470         1,317
   Security valuation fees                                       --           --            --
   ICI dues                                                   1,161          823           216
   Fidelity bond expense                                      1,016          596           343
   Administration fees                                       16,973       16,972        17,597
   Index license fees                                        14,061       19,965        20,112
   Fund accounting expense                                   31,025       30,660        30,164
                                                         ----------   ----------    ----------
      Total expenses                                      1,774,778    1,138,796       633,801
      Less: expense reimbursement from Manager              171,116      163,605       101,956
                                                         ----------   ----------    ----------
      Net expenses                                        1,603,662      975,191       531,845
                                                         ----------   ----------    ----------

Net investment income                                     1,734,614      314,687       603,309

Realized and unrealized gain (loss):
   Net realized gain (loss) on sales of investments         265,952    9,531,086      (588,411)
   Net realized gain on forward foreign currency
      contracts                                                  --           --            --
   Net realized gain (loss) on foreign currency
      transactions                                               --           --        77,990
   Net realized gain (loss) on future contracts             118,230      994,813        36,647
   Net unrealized gain (loss) on open futures
      contracts                                             152,203       66,391        18,024
   Change in net unrealized appreciation or
      depreciation on investments and foreign currency
         transactions                                    49,776,912   29,387,563    18,007,683
                                                         ----------   ----------    ----------
Net realized and unrealized gain (loss) on investments   50,313,297   39,979,853    17,551,933
                                                         ----------   ----------    ----------
Net change in net assets resulting from operations       52,047,911   40,294,540    18,155,242
                                                         ==========   ==========    ==========

(a) The period for the LifePath Funds is from commencement of investment operations May 9, 2003 to December 31, 2003.

(b) Components of investment income for the S&P 500 Index, Small Cap Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Funds reflect each Funds' proportionate income from its Master Portfolio.

                See accompanying notes to financial statements.

Equity and     Bond     Tax Advantaged  Money Market    LifePath   LifePath 2010  LifePath 2020  LifePath 2030  LifePath 2040
Bond Fund      Fund       Bond Fund        Fund       Income Fund      Fund            Fund          Fund          Fund
----------  ----------  --------------  ------------  -----------  -------------  -------------  -------------  -------------
 2,582,593          --           --             --        60,746       120,044        210,548        124,494        73,409
     2,372   7,890,920           --        753,445       190,638       214,654        210,011        100,354        30,432
        --          --           --             --         7,535         6,362          8,435          2,922         1,452
        --          --    4,023,659             --            --            --             --             --            --
----------  ----------    ---------        -------     ---------     ---------      ---------      ---------      --------
 2,584,965   7,890,920    4,023,659        753,445       258,919       341,060        428,994        227,770       105,293
        --          --           --             --           484           755          1,762             78           689
        --          --           --             --        37,429        52,783         65,044         34,337        17,072
----------  ----------    ---------        -------     ---------     ---------      ---------      ---------      --------
 2,584,965   7,890,920    4,023,659        753,445       221,006       287,522        362,188        193,355        87,532

        --     176,830       88,836         67,032        37,120        52,297         64,344         33,991        16,901
   427,827     496,152      358,528        114,436        29,437        46,233         56,928         29,450        15,182
   264,120     320,938      221,715        153,083        24,487        33,957         41,363         20,100        10,167
    37,105      42,226       37,269         39,444         4,510         5,747          7,639          5,194         2,987
    59,070      74,352       10,864         33,518           357         1,386          2,165          1,788         1,704
     5,867      15,712       13,059         10,706        21,880        21,928         21,967         21,858        21,802
    11,699      17,715       11,115          6,701           103           103            103            103           103
        --       6,775          902          3,591            --            --             --             --            --
     2,841       4,615        2,484          1,713           144           196            237            130            79
        --      15,867       13,766             --            --            --             --             --            --
     1,447       1,960        1,315            655             9            12             15              7             3
       678       1,063          343            418             8             8              8              8             8
        --          --           --             --        12,985        12,985         12,985         12,985        12,985
        --          --           --             --            --            --             --             --            --
        --          --           --             --        20,777        20,778         20,778         20,778        20,778
----------  ----------    ---------        -------     ---------     ---------      ---------      ---------     ---------

   810,654   1,174,205      760,196        431,297       151,817       195,630        228,532        146,392       102,699
   118,707       4,444        2,281         29,715        50,476        48,687         48,214         53,486        55,791
----------  ----------    ---------        -------     ---------     ---------      ---------      ---------     ---------
   691,947   1,169,761      757,915        401,582       101,341       146,943        180,318         92,906        46,908
----------  ----------    ---------        -------     ---------     ---------      ---------      ---------     ---------
 1,893,018   6,721,159    3,265,744        351,863       119,665       140,579        181,870        100,449        40,624

     5,456    (655,737)    (102,062)            --         9,826        14,281          9,977          2,850         3,209
        --          --           --             --            --            --             --             --            --
        --          --           --             --        (2,704)       (4,934)        (4,854)        (3,948)       (2,913)

        --          --           --             --            --            --             --             --            --
        --          --           --             --            --            --             --             --            --

13,976,458    (863,354)   1,395,484             --     1,278,677     2,622,123      4,331,519      2,776,761     1,563,301
----------  ----------    ---------        -------     ---------     ---------      ---------      ---------     ---------
13,981,914  (1,519,091)   1,293,422             --     1,285,799     2,631,470      4,336,642      2,775,663     1,563,597
----------  ----------    ---------        -------     ---------     ---------      ---------      ---------     ---------
15,874,932   5,202,068    4,559,166        351,863     1,405,464     2,772,049      4,518,512      2,876,112     1,604,221
==========  ==========    =========        =======     =========     =========      =========      =========     =========

                See accompanying notes to financial statements.

                          STATE FARM MUTUAL FUND TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                    Equity
                                                                     Fund
                                                           --------------------------
Years ended December 31,                                       2003           2002
------------------------                                   ------------   -----------
From operations:
   Net investment income                                   $  1,309,525       581,076
   Net realized loss                                           (577,465)   (4,221,421)
   Change in net unrealized appreciation or depreciation     32,791,905   (11,137,678)
                                                           ------------   -----------
Net change in net assets resulting from operations           33,523,965   (14,778,023)

Distributions to shareowners from and in excess of:

   Net investment income:
      Class A Shares                                           (405,992)     (137,528)
      Class B Shares                                            (82,093)      (15,557)
      Institutional Shares                                     (809,985)     (423,981)
                                                           ------------   -----------
                                                             (1,298,070)     (577,066)
   Net realized gain:
      Class A Shares                                                 --            --
      Class B Shares                                                 --            --
      Institutional Shares                                           --            --
                                                           ------------   -----------
                                                                     --            --
Total distributions to shareowners                           (1,298,070)     (577,066)

From Fund share transactions:
   Proceeds from shares sold                                 80,140,740    57,640,656
   Reinvestment of distributions                              1,231,370       576,469
                                                           ------------   -----------
                                                             81,372,110    58,217,125
   Less payments for shares redeemed                         10,404,529     3,479,812
                                                           ------------   -----------
Net increase in net assets from Fund share transactions      70,967,581    54,737,313
                                                           ------------   -----------
Total increase (decrease) in net assets                     103,193,476    39,382,224
                                                           ------------   -----------
Net assets:
   Beginning of period                                       96,961,626    57,579,402
                                                           ------------   -----------
   End of period                                           $200,155,102    96,961,626
                                                           ============   ===========
Including undistributed (distributions in excess of)
   net investment income                                   $     17,343         5,888
                                                           ============   ===========

                See accompanying notes to financial statements.

        Small Cap                International                 S&P 500                    Small Cap
       Equity Fund                Equity Fund                 Index Fund                  Index Fund
-------------------------   -----------------------   -------------------------   -------------------------
    2003          2002         2003         2002          2003          2002          2003          2002
-----------   -----------   ----------   ----------   -----------   -----------   -----------   -----------
   (307,503)     (223,975)     145,697       21,804     1,734,614       586,993       314,687       218,839
 (1,744,122)   (3,144,961)  (3,355,086)  (4,201,964)      384,182    (5,609,354)   10,525,899      (856,628)
 27,670,106   (11,949,039)  17,628,619   (3,398,335)   49,929,115   (14,449,171)   29,453,954   (13,372,116)
-----------   -----------   ----------   ----------   -----------   -----------   -----------   -----------
 25,618,481   (15,317,975)  14,419,230   (7,578,495)   52,047,911   (19,471,532)   40,294,540   (14,009,905)

         --            --     (275,831)    (271,222)   (1,180,969)     (397,881)     (295,866)       (1,447)
         --            --     (157,111)    (185,714)     (298,877)     (105,252)       (6,064)       (1,148)
         --            --      (62,820)     (54,123)     (238,027)      (80,896)      (88,020)         (166)
-----------   -----------   ----------   ----------   -----------   -----------   -----------   -----------
         --            --     (495,762)    (511,059)   (1,717,873)     (584,029)     (389,950)       (2,761)

         --            --           --           --            --            --      (369,789)     (187,950)
         --            --           --           --            --            --      (221,837)     (149,201)
         --            --           --           --            --            --       (56,853)      (21,604)
-----------   -----------   ----------   ----------   -----------   -----------   -----------   -----------
         --            --           --           --            --            --      (648,479)     (358,755)
         --            --     (495,762)    (511,059)   (1,717,873)     (584,029)   (1,038,429)     (361,516)

 29,695,693    18,056,642    7,442,714    9,515,399   163,659,401    76,148,199    56,274,100    24,796,541
         --            --      145,086      509,223            --       582,293            --       360,977
-----------   -----------   ----------   ----------   -----------   -----------   -----------   -----------
 29,695,693    18,056,642    7,587,800   10,024,622   163,659,401    76,730,492    56,274,100    25,157,518
  4,379,705     3,881,143    1,461,529    4,075,842    24,422,639     5,662,222     6,616,478     2,969,704
-----------   -----------   ----------   ----------   -----------   -----------   -----------   -----------
 25,315,988    14,175,499    6,126,271    5,948,780   139,236,762    71,068,270    49,657,622    22,187,814
-----------   -----------   ----------   ----------   -----------   -----------   -----------   -----------
 50,934,469    (1,142,476)  20,049,739   (2,140,774)  189,566,800    51,012,709    88,913,733     7,816,393
-----------   -----------   ----------   ----------   -----------   -----------   -----------   -----------

 50,287,015    51,429,491   38,548,364   40,689,138   109,571,585    58,558,876    64,691,718    56,875,325
-----------   -----------   ----------   ----------   -----------   -----------   -----------   -----------
101,221,484    50,287,015   58,598,103   38,548,364   299,138,385   109,571,585   153,605,451    64,691,718
===========   ===========   ==========   ==========   ===========   ===========   ===========   ===========
         --            --     (141,601)     (30,506)       43,129     1,687,464        63,723       183,215
===========   ===========   ==========   ==========   ===========   ===========   ===========   ===========

                 See accompanying notes to financial statements.

                        STATE FARM MUTUAL FUND TRUST FUND
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   International
                                                                                     Index Fund
                                                                             ------------------------
Years ended December 31,                                                         2003         2002
------------------------                                                     -----------   ----------
From operations:
   Net investment income                                                     $   603,309      361,103
   Net realized loss                                                            (473,774)  (2,808,439)
   Change in net unrealized appreciation or depreciation                      18,025,707   (5,319,483)
                                                                             -----------   ----------
Net change in net assets resulting from operations                            18,155,242   (7,766,819)

Distributions to shareowners from and in excess of:

   Net investment income:
      Class A Shares                                                            (380,736)    (224,185)
      Class B Shares                                                            (211,255)    (137,217)
      Institutional Shares                                                       (85,816)     (45,611)
                                                                             -----------   ----------
                                                                                (677,807)    (407,013)

   Net realized gain:
      Class A Shares                                                                  --           --
      Class B Shares                                                                  --           --
      Institutional Shares                                                            --           --
                                                                             -----------   ----------
                                                                                      --           --
Total distributions to shareowners                                              (677,807)    (407,013)

From Fund share transactions:
   Proceeds from shares sold                                                  14,256,244   12,038,719
   Reinvestment of distributions                                                 269,416      406,916
                                                                             -----------   ----------
                                                                              14,525,660   12,445,635
   Less payments for shares redeemed                                           1,917,906    4,503,899
                                                                             -----------   ----------
Net increase in net assets from Fund share transactions                       12,607,754    7,941,736
                                                                             -----------   ----------
Total increase (decrease) in net assets                                       30,085,189     (232,096)
                                                                             -----------   ----------
Net assets:
   Beginning of period                                                        40,987,511   41,219,607
                                                                             -----------   ----------
   End of period                                                             $71,072,700   40,987,511
                                                                             ===========   ==========
Including undistributed (distributions in excess of) net investment income   $    31,031       26,537
                                                                             ===========   ==========

                See accompanying notes to financial statements.

       Equity and                     Bond                  Tax Advantaged             Money Market
       Bond Fund                      Fund                     Bond Fund                  Fund
------------------------   -------------------------   -----------------------   ------------------------
    2003         2002          2003         2002          2003          2002         2003         2002
-----------   ----------   -----------   -----------   ----------   ----------   -----------   ----------
  1,893,018    1,447,290     6,721,159     4,136,160    3,265,744    2,433,272       351,863      273,632
      5,456       33,952      (655,737)       51,946     (102,062)      (2,457)           --           --
 13,976,458   (7,058,935)     (863,354)    3,726,997    1,395,484    4,363,522            --           --
-----------   ----------   -----------   -----------   ----------   ----------   -----------   ----------
 15,874,932   (5,577,693)    5,202,068     7,915,103    4,559,166    6,794,337       351,863      273,632

 (1,237,982)    (913,339)   (3,176,919)   (1,616,830)  (2,086,321)  (1,367,217)     (290,823)    (220,501)
   (560,166)    (498,001)   (1,472,291)   (1,008,716)  (1,172,933)  (1,061,881)       (7,819)     (38,634)
    (88,175)     (33,739)   (2,071,949)   (1,510,614)      (6,490)      (4,174)      (53,221)     (14,497)
-----------   ----------   -----------   -----------   ----------   ----------   -----------   ----------
 (1,886,323)  (1,445,079)   (6,721,159)   (4,136,160)  (3,265,744)  (2,433,272)     (351,863)    (273,632)

    (27,828)      (3,403)           --       (90,573)          --           --            --           --
    (16,473)      (2,334)           --       (51,338)          --           --            --           --
     (1,570)        (104)           --       (59,454)          --           --            --           --
-----------   ----------   -----------   -----------   ----------   ----------   -----------   ----------
    (45,871)      (5,841)           --      (201,365)          --           --            --           --
 (1,932,194)  (1,450,920)   (6,721,159)   (4,337,525)  (3,265,744)  (2,433,272)     (351,863)    (273,632)

 50,420,409   38,669,980   116,829,702    60,997,070   30,913,396   14,812,024   118,836,004   50,516,537
  1,245,137    1,445,495     5,543,620     4,283,771    1,267,241    2,391,647       317,358      269,538
-----------   ----------   -----------   -----------   ----------   ----------   -----------   ----------
 51,665,546   40,115,475   122,373,322    65,280,841   32,180,637   17,203,671   119,153,362   50,786,075
 12,268,534    4,806,711    31,369,872     7,051,512   14,255,035    1,772,223    85,708,645   22,763,063
-----------   ----------   -----------   -----------   ----------   ----------   -----------   ----------
 39,397,012   35,308,764    91,003,450    58,229,329   17,925,602   15,431,448    33,444,717   28,023,012
-----------   ----------   -----------   -----------   ----------   ----------   -----------   ----------
 53,339,750   28,280,151    89,484,359    61,806,907   19,219,024   19,792,513    33,444,717   28,023,012
-----------   ----------   -----------   -----------   ----------   ----------   -----------   ----------

 83,430,327   55,150,176   122,988,899    61,181,992   75,781,463   55,988,950    44,242,727   16,219,715
-----------   ----------   -----------   -----------   ----------   ----------   -----------   ----------
136,770,077   83,430,327   212,473,258   122,988,899   95,000,487   75,781,463    77,687,444   44,242,727
===========   ==========   ===========   ===========   ==========   ==========   ===========   ==========
     21,832       15,137            --            --           --           --            --           --
===========   ==========   ===========   ===========   ==========   ==========   ===========   ==========

                See accompanying notes to financial statements.

                          STATE FARM MUTUAL FUND TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                LifePath     LifePath     LifePath     LifePath     LifePath
                                                              Income Fund    2010 Fund    2020 Fund    2030 Fund    2040 Fund
                                                              -----------   ----------   ----------   ----------   ----------
From commencement of operations May 9, 2003 to December 31,       2003         2003         2003         2003         2003
-----------------------------------------------------------   -----------   ----------   ----------   ----------   ----------
From operations:
   Net investment income                                      $   119,665      140,579      181,870      100,449       40,624
   Net realized gain (loss)                                         7,122        9,347        5,123       (1,098)         296
   Change in net unrealized appreciation or depreciation        1,278,677    2,622,123    4,331,519    2,776,761    1,563,301
                                                              -----------   ----------   ----------   ----------   ----------
Net change in net assets resulting from operations              1,405,464    2,772,049    4,518,512    2,876,112    1,604,221

Distributions to shareowners from and in excess of:

   Net investment income:
      Class A Shares                                              (98,598)    (106,950)    (135,575)     (65,424)     (26,146)
      Class B Shares                                               (8,566)     (18,687)     (26,226)     (14,518)      (5,951)
      Institutional Shares                                        (12,164)     (16,412)     (21,414)     (21,533)      (8,810)
                                                              -----------   ----------   ----------   ----------   ----------
                                                                 (119,328)    (142,049)    (183,215)    (101,475)     (40,907)
   Net realized gain:
      Class A Shares                                              (12,582)      (6,105)      (4,312)      (2,565)        (511)
      Class B Shares                                               (1,698)      (1,725)      (1,298)        (949)        (216)
      Institutional Shares                                         (1,094)        (636)        (473)        (588)        (115)
                                                              -----------   ----------   ----------   ----------   ----------
                                                                  (15,374)      (8,466)      (6,083)      (4,102)        (842)
Total distributions to shareowners                               (134,702)    (150,515)    (189,298)    (105,577)     (41,749)

From Fund share transactions:
   Proceeds from shares sold                                   38,364,834   54,876,387   70,065,061   39,465,109   19,230,867
   Reinvestment of distributions                                   18,316           --           --           --           --
                                                              -----------   ----------   ----------   ----------   ----------
                                                               38,383,150   54,876,387   70,065,061   39,465,109   19,230,867
   Less payments for shares redeemed                            1,576,104    1,025,246    1,490,908      911,386      639,981
                                                              -----------   ----------   ----------   ----------   ----------
Net increase (decrease) in net assets from Fund share
   transactions                                                36,807,046   53,851,141   68,574,153   38,553,723   18,590,886
                                                              -----------   ----------   ----------   ----------   ----------
Total increase in net assets                                   38,077,808   56,472,675   72,903,367   41,324,258   20,153,358
                                                              -----------   ----------   ----------   ----------   ----------
Net assets:

   End of period                                              $38,077,808   56,472,675   72,903,367   41,324,258   20,153,358
                                                              ===========   ==========   ==========   ==========   ==========
Including undistributed (distributions in excess of) net
   investment income                                          $       405       (3,234)      (2,448)      (2,909)      (1,832)
                                                              ===========   ==========   ==========   ==========   ==========

                 See accompanying notes to financial statements.

                          STATE FARM MUTUAL FUND TRUST

                          NOTES TO FINANCIAL STATEMENTS

1. Objective

State Farm Mutual Fund Trust (the "Trust") has 15 separate investment portfolios (the "Funds"). Each Fund is a separate investment portfolio with its own investment objective, investment policies, restrictions, and attendant risks.

The State Farm Equity Fund (the "Equity Fund") seeks long-term growth of capital. The Fund seeks to achieve this objective by investing, under normal circumstances, at least 80% of its assets in common stocks and other equity securities of U.S. companies with market capitalizations of at least $1.5 billion.

The State Farm Small Cap Equity Fund (the "Small Cap Equity Fund") seeks long-term growth of capital. The Fund invests most of its assets in equity securities of companies with relatively small market capitalizations located in the U.S. The companies in which the Fund invests typically have market capitalizations of $50 million to $1.5 billion at the time the Fund purchases the securities.

The State Farm International Equity Fund (the "International Equity Fund") seeks long-term growth of capital. The Fund invests its assets primarily in common stocks of companies located in 16 European countries (Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom), Australia, New Zealand, Hong Kong, Japan and Singapore. The Fund may also invest in companies located in other countries and in emerging markets.

The State Farm S&P 500 Index Fund (the "S&P 500 Index Fund") seeks to match as closely as practicable, before fees and expenses, the performance of the Standard & Poor's 500 Stock Index (the "S&P 500(R) Index"). The Fund invests all of its assets in a separate series of an unaffiliated mutual fund called Master Investment Portfolio. That series, called the S&P 500 Index Master Portfolio, holds each of the stocks that make up the S&P 500 Index. The S&P 500 Index Master Portfolio and the S&P 500 Index Fund have substantially similar investment objectives.

The State Farm Small Cap Index Fund (the "Small Cap Index Fund") seeks to match as closely as practicable, before fees and expenses, the performance of the Russell 2000 Small Stock Index (the "Russell 2000(R) Index"). The Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the Russell 2000 Index Master Portfolio. The Russell 2000 Index Master Portfolio and the Small Cap Index Fund have substantially similar investment objectives.

The State Farm International Index Fund (the "International Index Fund") seeks to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the Morgan Stanley Capital International Europe, Australia, and Far East Free Index ("EAFE(R) Free Index"). The Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the International Index Master Portfolio. The International Index Master Portfolio and the International Index Fund have substantially similar investment objectives.

The State Farm Equity and Bond Fund (the "Equity and Bond Fund") seeks long-term growth of principal while providing some current income. The Fund invests substantially all of its assets in shares of the Equity Fund and Bond Fund.

The State Farm Bond Fund (the "Bond Fund") seeks to realize over a period of years the highest yield consistent with investing in investment grade bonds. The Fund invests primarily in investment grade bonds issued by U.S. companies, U.S. government and agency obligations, and mortgage backed securities.

The State Farm Tax Advantaged Bond Fund (the "Tax Advantaged Bond Fund") seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Fund normally invests so that either (1) 80% or more of the Fund's net investment income is exempt from regular federal income tax or (2) 80% or more of the Fund's net assets is invested in securities that produce income exempt from regular federal income tax.

The State Farm Money Market Fund (the "Money Market Fund") seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Fund invests exclusively in short-term, U.S. dollar-denominated money market securities, including those issued by U.S. and foreign financial institutions, corporate issuers, the U.S. Government and its agencies and instrumentalities, municipalities, foreign governments, and multi-national organizations, such as the World Bank.

The State Farm LifePath(R) Income Fund (the "LifePath Income Fund") is managed for investors seeking income and moderate long-term growth of capital. The LifePath Income Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath Retirement Master Portfolio. The LifePath Retirement Master Portfolio and the LifePath Income Fund have substantially similar investment objectives.

The State Farm LifePath 2010(R) Fund (the "LifePath 2010 Fund") is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2010. The LifePath 2010 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2010 Master Portfolio. The LifePath 2010 Master Portfolio and the LifePath 2010 Fund have substantially similar investment objectives.

                          STATE FARM MUTUAL FUND TRUST

The State Farm LifePath 2020(R) Fund (the "LifePath 2020 Fund") is managed for investors planning to retire (or begin to withdraw substantial portions of their investment approximately in the year 2020. The LifePath 2020 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2020 Master Portfolio. The LifePath 2020 Master portfolio and the LifePath 2020 Fund have substantially similar investment objectives.

The State Farm LifePath 2030(R) Fund (the "LifePath 2030 Fund") is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030. The LifePath 2030 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2030 Master Portfolio. The LifePath Master Portfolio and the LifePath 2030 Fund have substantially similar investment objectives.

The State Farm LifePath 2040(R) Fund (the "LifePath 2040 Fund") is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040. The LifePath 2040 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2040 Master Portfolio. The LifePath Master Portfolio and the LifePath 2040 Fund have substantially similar investment objectives.

Each LifePath Master Portfolio invests in a combination of stocks, bonds and short-term money market instruments in proportions suggested by its own comprehensive asset allocation strategy that gradually becomes more conservative as the year in the Fund's name approaches, except for the LifePath Retirement Master Portfolio that is already in its most conservative phase.

2. Significant accounting policies

Security valuation

Investments are stated at market value. Stocks traded on securities exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales prices on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price
(NOCP). Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the closing values of such securities on their respective exchanges where primarily traded. Long-term debt securities and U.S. Treasury bills are valued using quotations provided by an independent pricing service. All of the securities and assets of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Funds are valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Any securities not valued as described above are valued at a fair value as determined in good faith by the Trust's investment advisor under the supervision of the Board of Trustees.

Securities transactions and investment income

Security transactions are accounted for on trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Funds. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts on money market instruments and long-term debt instruments. Realized gains and losses from security transactions are reported on an identified cost basis.

Multi-class fund structure

The Funds offer multiple classes of shares. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares eight years after issuance. Institutional shares are offered to institutional investors including certain insurance companies, defined contribution plans, defined benefit plans, and may be used as a funding vehicle for certain IRAs. Institutional shares are not subject to an initial sales charge or a contingent deferred sales charge and have lower ongoing expenses than the other classes.

Investment income and certain Fund level expenses and expense reductions, if any, are borne pro rata on the basis of settled shares outstanding for the Fixed Income Funds and relative net assets for all other Funds. Realized and unrealized gains and losses are borne pro rata on the basis of relative net assets for all Funds. However, each class bears certain expenses unique to that class such as distribution services and certain other class specific expenses. Differences in class expenses may result in the payment of different per share dividends by class. All shares of the Funds have equal rights with respect to voting subject to class specific arrangements.

                          STATE FARM MUTUAL FUND TRUST

Expenses

Expenses arising in connection with a specific Fund are allocated to that Fund. Common Trust expenses are generally allocated between the Funds in proportion to their relative net assets.

Fund share valuation

The offering price of the shares of each Fund, other than Money Market Fund, is its Net Asset Value ("NAV"), plus an initial sales charge on the Class A shares. The offering price of the Money Market Fund and all Funds' Class B and Institutional shares is the NAV. A separate NAV is calculated for each class of each Fund.

The NAV for each class of each Fund is determined as of the time of the close of regular session trading on the New York Stock Exchange ("NYSE") (currently at 4:00 p.m., Eastern Time), on each day when the NYSE is open for business. Shares of the Funds will not be priced on days when the NYSE is closed.

Investments in Master Portfolios

The S&P 500 Index, Small Cap Index, International Index , LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030 and the LifePath 2040 Funds ("Feeder Funds") are registered under the Investment Company Act of 1940 as diversified, open-end management investment companies. The Feeder Funds invest substantially all of their assets in the Master Portfolios as detailed below:

--------------------------------------------------------------------------------
                                                            % ownership interest
                                                             held by the Feeder
Feeder Fund                 Invests in Master Portfolio     Funds at 12/31/2003
------------------------   ------------------------------   --------------------
S&P 500 Index Fund         S&P 500 Index Master Portfolio            8.3%

Small Cap Index Fund       Russell 2000 Index Master               100.0%
                                   Portfolio

International Index Fund   International Index Master               47.1%
                                   Portfolio

LifePath Income Fund       LifePath Retirement Master               37.3%
                                   Portfolio

LifePath 2010 Fund         LifePath 2010 Master Portfolio           23.6%

LifePath 2020 Fund         LifePath 2020 Master Portfolio           15.4%

LifePath 2030 Fund         LifePath 2030 Master Portfolio           18.3%

LifePath 2040 Fund         LifePath 2040 Master Portfolio           12.4%
--------------------------------------------------------------------------------

The Master Portfolios are diversified, open-end management investment companies, which have similar investment objectives as the respective Feeder Funds. The Master Portfolios operate as partnerships for federal income tax purposes. The financial statements of each Master Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with each Feeder Fund's financial statements.

Each Feeder Fund records its investment in its Master Portfolio at fair value which represents each Feeder Fund's proportionate interest in the net assets of the respective Master Portfolio. Valuation policies relating to securities held by each Master Portfolio are disclosed in the notes of the respective Master Portfolio financial statements included elsewhere in this report.

Each Feeder Fund records daily its proportionate share of the Master Portfolio's income, expenses, and realized and unrealized gains and losses. In addition, the Feeder Funds accrue their own expenses.

Federal income taxes, dividends and distributions to shareowners

It is the Funds' policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies and, in the manner provided therein, to distribute all of their taxable income, as well as any net realized gain on sales of investments reportable for federal income tax purposes. The Funds intend to comply with this policy and, accordingly, no provision for federal income taxes has been made.

                          STATE FARM MUTUAL FUND TRUST

As of December 31, 2003, the Fund's aggregate security unrealized gains and losses based on cost for federal income tax purposes were as follows:

------------------------------------------------------------------------------------------------
                            Cost of Investments       Gross          Gross        Net Unrealized
                                for Federal        Unrealized      Unrealized      Appreciation
Fund                            Tax Purposes      Appreciation   (Depreciation)   (Depreciation)
-------------------------   -------------------   ------------   --------------   --------------
Equity Fund                     $188,195,500       $20,285,552    $(8,033,365)      $12,252,187

Small Cap Equity Fund             86,425,431        19,110,531     (4,486,656)       14,623,875

International Equity Fund         54,461,021         9,074,092     (4,723,442)        4,350,650

Equity and Bond Fund             135,797,756         1,617,219             --         1,617,219

Bond Fund                        206,438,810         5,628,152     (1,246,060)        4,382,092

Tax Advantaged Bond Fund          87,361,901         6,911,494        (29,103)        6,882,391

Money Market Fund                 77,857,424                --             --                --
-----------------------------------------------------------------------------------------------

The unrealized appreciation and depreciation information for the Master Investment Portfolio (MIP) can be found in MIP Notes to Financial.

The Equity Fund, Small Cap Equity Fund, International Equity Fund, S&P 500 Index Fund, Small Cap Index Fund, International Index Fund, Equity and Bond Fund, LifePath 2010 Fund , LifePath 2020 Fund, LifePath 2030 Fund and LifePath 2040 Fund declare and pay dividend and capital gain distributions, if any, at least annually.

The Bond Fund, Tax Advantaged Bond Fund, and Money Market Fund declare dividends daily and pay dividends monthly on the last business day of the month. Capital gain distributions on these Funds, if any, are generally paid annually.

The LifePath Income Fund declares and pay dividends quarterly and capital gain distributions, if any, at least annually.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for futures contracts (Feeder Funds), the recognition of net realized losses (Equity, International Equity, S&P 500 Index, and International Index Funds), and foreign currency transactions (International Equity and International Index Funds). As a result, net investment income and net realized gain or loss on investment transactions for a reporting period may differ from distributions during such period. In addition, certain reclassifications were made among the components of net assets. These reclassifications had no affect on net investment income, net realized gain or loss, or net assets.

The International Equity Fund has elected to mark-to-market its investments in Passive Foreign Investment Companies ("PFICs") for federal income tax purposes. In accordance with this election, the International Equity Fund recognized unrealized appreciation (depreciation) of $126,571 and ($18,960) during 2003 and 2002, respectively, which is treated as ordinary income (loss) for federal income taxes. The cumulative amount of mark-to-market adjustments recognized on PFICs at December 31, 2003, was $126,571.

The tax character of distributions for all classes were as follows for the years ended December 31, 2003 and 2002 respectively:

-----------------------------------------------------------------------------------------------------------------------------------
   2003                         Ordinary Income                   Long Term Capital Gain                Total Distributions
   ----              ------------------------------------   ---------------------------------   -----------------------------------
                       Class A    Class B   Institutional   Class A   Class B   Institutional    Class A    Class B   Institutional
                     ----------   -------   -------------   -------   -------   -------------   ---------   -------   -------------
Small Cap Index
   Fund              $  383,160    58,432      101,441      282,495   169,469       43,432        665,655   227,901      144,873
Equity & Bond Fund    1,240,401   561,598       88,311       25,409    15,041        1,434      1,265,810   576,639       89,745
LifePath Income
   Fund                 100,534     8,827       12,333       10,646     1,437          925        111,180    10,264       13,258
LifePath 2010 Fund      108,739    19,192       16,598        4,316     1,220          450        113,055    20,412       17,048
LifePath 2020 Fund      137,715    26,870       21,649        2,172       654          238        139,887    27,524       21,887
LifePath 2030 Fund       66,102    14,769       21,688        1,887       698          433         67,989    15,467       22,121
LifePath 2040 Fund       26,657     6,167        8,925           --        --           --         26,657     6,167        8,925
-----------------------------------------------------------------------------------------------------------------------------------

                          STATE FARM MUTUAL FUND TRUST

The tax character of distributions for the remaining Funds was the same as the composition of distributions reflected in the Statement of Changes in Net Assets.

------------------------------------------------------------------------------------------------------------------------------------
     2002                    Ordinary Income                    Long Term Capital Gain                  Total Distributions
     ----         --------------------------------------   ---------------------------------   -------------------------------------
                    Class A     Class B    Institutional   Class A   Class B   Institutional    Class A     Class B    Institutional
                  ----------   ---------   -------------   -------   -------   -------------   ---------   ---------   -------------
Small Cap Index
   Fund           $   83,740      66,476         9,625     105,657    83,873       12,145        189,397     150,349         21,770

Equity & Bond
   Fund              916,742     500,335        33,843          --        --           --        916,742     500,335         33,843

Bond Fund          1,640,225   1,021,982     1,525,900      67,178    38,072       44,168      1,707,403   1,060,054      1,570,068
------------------------------------------------------------------------------------------------------------------------------------

The tax character of distributions for the remaining Funds was the same as the composition of distributions reflected in the Statement of Changes in Net Assets.

From November 1, 2003 through December 31, 2003, the S&P 500 Index Fund, LifePath Income Fund, and LifePath 2030 Fund incurred approximately $142,828, $5,548, and $1,251 of net realized losses, respectively. As permitted by tax regulations, the Funds intend to elect to defer these losses and treat them as arising on January 1, 2004.

From November 1, 2003 through December 31, 2003, the International Equity Fund, LifePath Income Fund, LifePath 2010 Fund, LifePath 2020 Fund, LifePath 2030 Fund, and LifePath 2040 Fund incurred approximately $50,036, $597, $4,156, $3,513, $3,841, and $1,832 in foreign exchange losses, respectively. As permitted by tax regulations, the Funds intend to elect to defer these losses and treat them as arising on January 1, 2004.

At December 31, 2003, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

--------------------------------------------------------------------------------
                                          Year of Expirati on
                                   --------------------------------
                                     2009        2010        2011        Total
                                   --------   ---------   ---------   ----------
Equity Fund                        $ 15,177   4,469,543     577,465   $5,062,185
Small Cap Equity Fund               560,938   1,437,647   3,540,808    5,539,393
International Equity Fund           648,443   4,360,867   4,740,479    9,749,789
S&P 500 Index Fund                  618,955   3,819,734     904,024    5,342,713
International Index Fund            126,308   2,844,045     622,378    3,592,731
Bond Fund                                --          --     655,737      655,737
Tax Advantaged Bond Fund                328       2,457     102,062      104,847
--------------------------------------------------------------------------------

The undistributed net investment income in accordance with the federal tax regulations at December 31, 2003, for the International Equity Fund, S&P 500 Index Fund, Small Cap Index Fund, International Index Fund, Bond Fund, Money Market Fund, LifePath Income Fund, LifePath 2010 Fund, LifePath 2020 Fund, LifePath 2030 Fund and LifePath 2040 Fund was $0, $41,800, $216,096, $109,528,
$68,103, $7,441, $1,002, $1,122, $2,577, $932 and $2,392, respectively. The difference between these amounts and the undistributed net investment income reported on the Statement of Assets and Liabilities for the International Equity Fund relates to forward foreign currency contracts, mark-to-market of PFICs, and post October loss deferrals. For the Small Cap Index Fund and all LifePath Funds, the difference relates to post October loss deferrals and non- deductible 12b-1 fees. For the International Index Fund, the difference relates to foreign currency reclassifications and PFICs. For the Bond Fund, the difference relates to non-deductible 12b-1 fees and dividends payable at December 31, 2003. For the Money Market Fund, the difference relates to non-deductible 12b-1 fees. For the remaining Funds, the undistributed net investment income in accordance with federal tax regulations at December 31, 2003 was the same as the undistributed net investment income reflected in the Statements of Assets and Liabilities.

                          STATE FARM MUTUAL FUND TRUST

Foreign currency translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with realized and unrealized gains and losses on investment securities.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Financial instruments

The Feeder Funds may enter into stock index futures contracts to hedge a portion of their portfolios. These contracts obligate a Fund to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. Realized and unrealized gains and losses are reflected in the Statement of Operations. Unrealized gains and losses on open futures contracts are reflected as a component of net unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. Daily fluctuations in the margin requirements for futures contracts are recorded as variation margin receivable or payable on the Statements of Assets and Liabilities. Additionally, the International Equity and International Index Funds may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell foreign currencies. The Funds bear the market risk that arises from changes in the value of financial instruments and securities indices (futures contracts) or from changes in foreign currency rates (forward foreign currency contracts) and the credit risk should a counterparty fail to perform under such contracts.

Investment Advisory and Management Services Agreement

The Trust has an investment advisory and management services agreement with State Farm Investment Management Corp. ("Manager") who serves as the Trust's investment adviser and conducts the business and affairs of the Trust. Each Fund pays the Manager an investment advisory and management services fee based upon that Fund's average daily net assets. The fee is accrued daily and paid to the Manager quarterly. The rates for the Feeder Funds include the fee for Barclays Global Fund Advisors investment advisory services to the Master Portfolio.

----------------------------------------------
Equity Fund                              0.60%

Small Cap Equity Fund                    0.80%

International Equity Fund                0.80%

S&P 500 Index Fund                       0.20%

Small Cap Index Fund                     0.35%

International Index Fund                 0.50%

Equity and Bond Fund                     None

Bond Fund                                0.10%

Tax Advantaged Bond Fund                 0.10%

Money Market Fund                        0.10%

LifePath Income Fund                     0.70%

LifePath 2010 Fund                       0.70%

LifePath 2020 Fund                       0.70%

LifePath 2030 Fund                       0.70%

LifePath 2040 Fund                       0.70%
----------------------------------------------

The Manager does not receive an investment advisory and management services fee for performing its services for the Equity and Bond Fund. However, the Manager receives investment advisory and management services fees from managing the underlying Funds in which the Equity and Bond Fund invests. The Equity and Bond Fund pays no sales loads or similar compensation to the Manager to acquire shares of each Fund in which it invests. Because the underlying Funds have varied expenses and fee levels and the Equity and Bond Fund may own different proportions of the underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Equity and Bond Fund will vary.

The Manager has engaged Capital Guardian as the investment sub-advisor to provide day-to-day portfolio management for the Small Cap Equity Fund and International Equity Fund. In accordance with the overall investment objectives of each respective Fund, Capital Guardian determines which securities to buy and sell for each of these Funds, selects the brokers and dealers to effect the transactions, and negotiates commissions. Capital Guardian's sub advisory fees for managing the respective portfolios are paid by the Manager. No additional advisory fees are charged to the Funds.

                          STATE FARM MUTUAL FUND TRUST

Distribution and Shareholder Services Agreements

The Trust has entered into distribution plan agreements pursuant to Rule 12b-1 of the Investment Company Act of 1940 with State Farm VP Management Corp. ("VP Management Corp."). Under terms of these agreements, each Fund pays VP Management Corp. an annual fee based on a specified percentage of average daily net assets, up to the following amounts:

--------------------------------------------------------------------------------
                                                 Class A                 Class B
                                                 -------                 -------
All Funds other than Money Market                 0.25%                   0.65%

Money Market Fund                                 0.15%                   0.55%
--------------------------------------------------------------------------------


The Trust has a separate shareholder services agreement with the Manager. Under terms of the shareholder services agreement, each Fund pays the Manager a fee of 0.25% of average daily nets assets of Class A and Class B.

Officers and Trustees

Certain officers and/or trustees of the Trust are also officers and/or directors of the Manager. The Funds made no payments to any officers during the year ended December 31, 2003.

Expense Limitation Agreements

The Manager has agreed to reimburse the expenses incurred by the Funds that exceed the following annual percentages of such Fund's average daily net assets:

--------------------------------------------------------------------------------
                                   Class A         Class B         Institutional
                                   -------         -------         -------------
Equity Fund                         1.20%           1.60%               .70%

Small Cap Equity Fund               1.40%           1.80%               .90%
International Equity Fund           1.50%           1.90%              1.00%

S&P 500 Index Fund                   .80%           1.20%               .30%

Small Cap Index Fund                 .95%           1.35%               .45%

International Index Fund            1.15%           1.55%               .65%

Equity and Bond Fund                 .50%            .90%                --

Bond Fund                            .70%           1.10%               .20%

Tax Advantaged Bond Fund             .70%           1.10%               .20%

Money Market Fund                    .60%           1.00%               .20%

LifePath Income Fund                1.30%           1.70%               .80%

LifePath 2010 Fund                  1.30%           1.70%               .80%

LifePath 2020 Fund                  1.30%           1.70%               .80%

LifePath 2030 Fund                  1.30%           1.70%               .80%

LifePath 2040 Fund                  1.30%           1.70%               .80%
--------------------------------------------------------------------------------

The Manager has agreed to reimburse all expenses incurred by the Equity and Bond Fund excluding distribution and transfer agent fees. These arrangements are voluntary and may be eliminated by the Manager at any time.

                          STATE FARM MUTUAL FUND TRUST

3.   Investment transactions

Investment transactions (exclusive of short-term instruments) were as follows:

---------------------------------------------------------------------------------------
                            Year ended December 31, 2003   Year ended December 31, 2002
                            ----------------------------   ----------------------------
                               Purchases        Sales        Purchases         Sales
                            --------------   -----------   -------------   ------------
Equity Fund                  $ 68,861,223      2,018,041     53,178,769      2,271,849
Small Cap Equity Fund          45,356,016     22,328,859     27,301,985     13,624,822
International Equity Fund      12,161,367      7,016,804     16,467,204      8,991,663
Equity and Bond Fund           40,029,655        150,000     37,539,517      2,100,000
Bond Fund                     126,417,688     30,441,620     62,461,845     11,659,949
Tax Advantaged Bond Fund       24,759,203      6,882,436     18,200,783      4,091,935
--------------------------------------------------------------------------------------

Foreign currency contracts

International Equity Fund had the following open forward foreign currency contracts at December 31, 2003:

---------------------------------------------------------------------------------------------------------------
Foreign amount        Currency         Contracts      Settlement date      U.S. Dollar   Unrealized gain (loss)
--------------   -------------------   ---------   ---------------------   -----------   ----------------------
      458,515    Canadian Dollar           1                  01/20/2004      354,530              7,539
       28,966    Euro                      1                  01/02/2004       36,536                357
      245,287    Great British Pound       2       01/06/2004-05/12/2004      434,656             24,386
  130,114,974    Japanese Yen              3       01/20/2004-05/26/2004    1,217,794             (3,496)
       97,925    New Zealand Dollar        1                  01/05/2004       64,269               (829)
    2,111,694    Swiss Franc               5       01/05/2004-05/26/2004    1,711,613            (62,963)
                                                                                Total           $(35,006)
---------------------------------------------------------------------------------------------------------------

                          STATE FARM MUTUAL FUND TRUST

4. Fund share transactions

Proceeds and payments on Fund shares as shown in the statements of changes in net assets are in respect of the following number of shares and dollars by class:

Year ended December 31, 2003 (Since inception on May 9, 2003 for all LifePath Funds)

----------------------------------------------------------------------------------
                                             Class A Dollar Amounts
                            ------------------------------------------------------
                               Sales      Reinvestments   Redemptions       Net
                            -----------   -------------   -----------   ----------
Equity Fund                 $40,369,670       359,799       6,699,487   34,029,982
Small Cap Equity Fund        19,203,020            --       2,917,094   16,285,926
International Equity Fund     4,718,455        98,695         948,321    3,868,829
S&P 500 Index Fund          109,580,802            --      18,174,722   91,406,080
Small Cap Index Fund         36,797,676            --       4,647,929   32,149,747
International Index Fund      8,958,156       174,507       1,322,725    7,809,938
Equity & Bond Fund           33,735,026       872,492       8,519,648   26,087,870
Bond Fund                    66,394,567     2,521,029      22,754,353   46,161,243
Tax Advantaged Bond Fund     26,616,588       972,655      12,384,233   15,205,010
Money Market Fund           106,454,960       262,842      77,881,610   28,836,192
LifePath Income Fund         31,460,784        15,889       1,462,057   30,014,616
LifePath 2010 Fund           39,709,123            --         744,906   38,964,217
LifePath 2020 Fund           49,508,616            --         821,359   48,687,257
LifePath 2030 Fund           24,755,740            --         548,491   24,207,249
LifePath 2040 Fund           11,761,012            --         407,578   11,353,434

                                            Class A Share Amounts
                            ------------------------------------------------------
                               Sales      Reinvestments   Redemptions       Net
                            -----------   -------------   -----------   ----------
Equity Fund                   5,739,918       45,144          942,309    4,842,753
Small Cap Equity Fund         2,365,565           --          354,636    2,010,929
International Equity Fund       685,591       11,974          137,452      560,113
S&P 500 Index Fund           14,903,008           --        2,501,283   12,401,725
Small Cap Index Fund          3,795,010           --          471,682    3,323,328
International Index Fund      1,256,978       20,082          188,144    1,088,916
Equity & Bond Fund            3,974,771       97,025        1,000,024    3,071,772
Bond Fund                     6,185,339      235,325        2,129,751    4,290,913
Tax Advantaged Bond Fund      2,409,622       88,172        1,127,953    1,369,841
Money Market Fund           106,454,960      262,842       77,881,610   28,836,192
LifePath Income Fund          3,006,512        1,529          139,775    2,868,266
LifePath 2010 Fund            3,726,098           --           69,252    3,656,846
LifePath 2020 Fund            4,551,075           --           75,446    4,475,629
LifePath 2030 Fund              140,619           --              149      140,470
LifePath 2040 Fund            1,049,294           --           36,324    1,012,970
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
                                             Class B Dollar Amounts
                            ------------------------------------------------------
                               Sales      Reinvestments   Redemptions       Net
                            -----------   -------------   -----------   ----------
Equity Fund                  15,156,173       63,136       2,411,970    12,807,339
Small Cap Equity Fund         6,748,506           --         955,320     5,793,186
International Equity Fund     1,622,671       23,225         271,603     1,374,293
S&P 500 Index Fund           39,944,153           --       4,654,660    35,289,493
Small Cap Index Fund         12,412,132           --       1,344,688    11,067,444
International Index Fund      3,310,298       49,937         477,349     2,882,886
Equity & Bond Fund           13,505,104      286,494       3,228,171    10,563,427
Bond Fund                    24,425,363      961,103       6,639,364    18,747,102
Tax Advantaged Bond Fund      4,106,859      292,154       1,727,387     2,671,626
Money Market Fund               670,961        2,995         422,646       251,310
LifePath Income Fund          4,039,613        1,183          91,125     3,949,671
LifePath 2010 Fund           11,111,427           --         231,831    10,879,596
LifePath 2020 Fund           14,697,199           --         115,943    14,581,256
LifePath 2030 Fund            9,045,151           --         183,262     8,861,889
LifePath 2040 Fund            4,871,301           --         160,726     4,710,575

                                             Class B Share Amounts
                            ---------------------------------------------------
                              Sales     Reinvestments   Redemptions      Net
                            ---------   -------------   -----------   ---------
Equity Fund                 2,192,508        7,962        347,452     1,853,018
Small Cap Equity Fund         862,543           --        118,357       744,186
International Equity Fund     242,121        2,791         39,127       205,785
S&P 500 Index Fund          5,509,764           --        636,373     4,873,391
Small Cap Index Fund        1,323,974           --        139,892     1,184,082
International Index Fund      474,374        5,753         67,750       412,377
Equity & Bond Fund          1,601,268       31,812        381,321     1,251,759
Bond Fund                   2,271,753       89,678        620,264     1,741,167
Tax Advantaged Bond Fund      371,185       26,567        157,007       240,745
Money Market Fund             670,961        2,995        422,646       251,310
LifePath Income Fund          388,787          113          8,726       380,174
LifePath 2010 Fund          1,046,130           --         21,545     1,024,585
LifePath 2020 Fund          1,353,383           --         10,506     1,342,877
LifePath 2030 Fund            824,743           --         16,274       808,469
LifePath 2040 Fund            437,793           --         14,221       423,572
----------------------------------------------------------------------------------

                          STATE FARM MUTUAL FUND TRUST

----------------------------------------------------------------------------------
                                      Institutional Class Dollar Amounts
                            ------------------------------------------------------
                               Sales      Reinvestments   Redemptions       Net
                            -----------   -------------   -----------   ----------
Equity Fund                 $24,614,897       808,435      1,293,072    24,130,260
Small Cap Equity Fund         3,744,167            --        507,291     3,236,876
International Equity Fund     1,101,588        23,166        241,604       883,150
S&P 500 Index Fund           14,134,446            --      1,593,257    12,541,189
Small Cap Index Fund          7,064,292            --        623,861     6,440,431
International Index Fund      1,987,790        44,972        117,832     1,914,930
Equity & Bond Fund            3,180,279        86,150        520,715     2,745,714
Bond Fund                    26,009,772     2,061,488      1,976,155    26,095,105
Tax Advantaged Bond Fund        189,949         2,432        143,415        48,966
Money Market Fund            11,710,083        51,521      7,404,389     4,357,215
LifePath Income Fund          2,864,437         1,244         22,922     2,842,759
LifePath 2010 Fund            4,055,837            --         48,509     4,007,328
LifePath 2020 Fund            5,859,246            --        553,606     5,305,640
LifePath 2030 Fund            5,664,218            --        179,633     5,484,585
LifePath 2040 Fund            2,598,554            --         71,677     2,526,877

                                      Institutional Class Share Amounts
                            ----------------------------------------------------
                               Sales     Reinvestments   Redemptions      Net
                            ----------   -------------   -----------   ---------
Equity Fund                  3,689,671      103,912         191,040    3,602,543
Small Cap Equity Fund          475,828           --          60,227      415,601
International Equity Fund      165,064        2,850          35,347      132,567
S&P 500 Index Fund           1,933,483           --         212,672    1,720,811
Small Cap Index Fund           734,319           --          62,064      672,255
International Index Fund       279,885        5,169          16,445      268,609
Equity & Bond Fund             380,774        9,650          60,476      329,948
Bond Fund                    2,431,624      192,696         184,825    2,439,495
Tax Advantaged Bond Fund        17,173          220          12,965        4,428
Money Market Fund           11,710,083       51,521       7,404,389    4,357,215
LifePath Income Fund           273,727          120           2,146      271,701
LifePath 2010 Fund             382,544           --           4,516      378,028
LifePath 2020 Fund             543,900           --          50,822      493,078
LifePath 2030 Fund             517,893           --          16,091      501,802
LifePath 2040 Fund             234,587           --           6,346      228,241
----------------------------------------------------------------------------------

                          STATE FARM MUTUAL FUND TRUST

Year ended December 31, 2002

----------------------------------------------------------------------------------
                                            Class A Dollar Amounts
                            ------------------------------------------------------
                               Sales      Reinvestments   Redemptions       Net
                            -----------   -------------   -----------   ----------
Equity Fund                 $22,125,784       137,174      2,442,405    19,820,553
Small Cap Equity Fund        10,014,875            --      3,469,149     6,545,726
International Equity Fund     4,986,919       271,053      3,986,816     1,271,156
S&P 500 Index Fund           46,191,848       396,605      5,324,118    41,264,335
Small Cap Index Fund         14,232,703       189,300      2,830,095    11,591,908
International Index Fund      6,362,488       224,100      4,344,034     2,242,554
Equity & Bond Fund           26,004,523       912,676      3,523,986    23,393,213
Bond Fund                    35,582,441     1,659,526      3,858,682    33,383,285
Tax Advantaged Bond Fund     12,574,082     1,330,592      1,552,134    12,352,540
Money Market Fund            46,900,814       216,454     21,937,626    25,179,642

                                           Class A Share Amounts
                            -----------------------------------------------------
                               Sales     Reinvestments   Redemptions       Net
                            ----------   -------------   -----------   ----------
Equity Fund                  3,119,906       20,974         358,332     2,782,548
Small Cap Equity Fund        1,250,052           --         377,784       872,268
International Equity Fund      725,508       43,093         549,013       219,588
S&P 500 Index Fund           6,301,246       59,641         655,545     5,705,342
Small Cap Index Fund         1,580,989       23,286         266,666     1,337,609
International Index Fund       915,687       35,015         593,148       357,554
Equity & Bond Fund           3,063,630      111,595         426,900     2,748,325
Bond Fund                    3,383,267      157,775         366,902     3,174,140
Tax Advantaged Bond Fund     1,167,258      124,665         144,989     1,146,934
Money Market Fund           46,900,814      216,454      21,937,626    25,179,642
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
                                           Class B Dollar Amounts
                            ------------------------------------------------------
                               Sales      Reinvestments   Redemptions       Net
                            -----------   -------------   -----------   ----------
Equity Fund                 $ 9,001,370        15,551       918,386      8,098,535
Small Cap Equity Fund         3,696,112            --       340,771      3,355,341
International Equity Fund     1,259,682       185,705        68,266      1,377,121
S&P 500 Index Fund           20,168,072       105,068       109,717     20,163,423
Small Cap Index Fund          5,714,841       150,072        44,703      5,820,210
International Index Fund      2,352,357       137,205       139,002      2,350,560
Equity & Bond Fund           11,105,850       499,373     1,243,339     10,361,884
Bond Fund                    12,252,107     1,054,207       897,967     12,408,347
Tax Advantaged Bond Fund      2,078,120     1,057,035       161,420      2,973,735
Money Market Fund               260,624        38,670        32,812        266,482

                                           Class B Share Amounts
                            ---------------------------------------------------
                              Sales     Reinvestments   Redemptions      Net
                            ---------   -------------   -----------   ---------
Equity Fund                 1,267,930        2,393        132,332     1,137,991
Small Cap Equity Fund         463,752           --         43,251       420,501
International Equity Fund     180,531       29,666          9,394       200,803
S&P 500 Index Fund          2,753,017       15,800         15,064     2,753,753
Small Cap Index Fund          641,472       18,572          5,233       654,811
International Index Fund      330,789       21,472         19,107       333,154
Equity & Bond Fund          1,312,712       60,995        150,807     1,222,900
Bond Fund                   1,164,944      100,410         85,259     1,180,095
Tax Advantaged Bond Fund      193,142       99,153         14,971       277,324
Money Market Fund             260,624       38,670         32,812       266,482
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
                                     Institutional Class Dollar Amounts
                            -----------------------------------------------------
                               Sales      Reinvestment   Redemptions       Net
                            -----------   ------------   -----------   ----------
Equity Fund                 $26,513,502       423,744       119,021    26,818,225
Small Cap Equity Fund         4,345,655            --        71,223     4,274,432
International Equity Fund     3,268,798        52,465        20,760     3,300,503
S&P 500 Index Fund            9,788,280        80,620       228,387     9,640,513
Small Cap Index Fund          4,848,997        21,605        94,906     4,775,696
International Index Fund      3,323,874        45,611        20,863     3,348,622
Equity & Bond Fund            1,559,607        33,446        39,386     1,553,667
Bond Fund                    13,162,522     1,570,038     2,294,863    12,437,697
Tax Advantaged Bond Fund        159,822         4,020        58,669       105,173
Money Market Fund             3,355,099        14,414       792,625     2,576,888

                                     Institutional Class Share Amounts
                            ---------------------------------------------------
                              Sales     Reinvestments   Redemptions      Net
                            ---------   -------------   -----------   ---------
Equity Fund                 3,828,497       66,522         18,971     3,876,048
Small Cap Equity Fund         480,007           --          9,966       470,041
International Equity Fund     425,481        8,394          3,179       430,696
S&P 500 Index Fund          1,272,809       12,123         36,136     1,248,796
Small Cap Index Fund          489,218        2,643         10,797       481,064
International Index Fund      428,096        7,138          3,139       432,095
Equity & Bond Fund            186,821        4,132          4,883       186,070
Bond Fund                   1,261,598      149,872        218,057     1,193,413
Tax Advantaged Bond Fund       15,021          375          5,336        10,060
Money Market Fund           3,355,099       14,414        792,625     2,576,888
----------------------------------------------------------------------------------

                    STATE FARM MUTUAL FUND TRUST EQUITY FUND

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

(For a share outstanding throughout each period)

                                                                            From commencement
                                             Year ended December 31,    of investment operations
                                            -------------------------      October 31, 2000 to
                                             2003     2002      2001        December 31, 2000
                                            ------   ------   -------   ------------------------
Class A Shares
Net asset value, beginning of period        $ 6.55     8.10     9.47              10.00

Income from Investment Operations
   Net investment income (a)                  0.05     0.04     0.02               0.01
   Net gain (loss) on investments
      (both realized and unrealized)          1.44    (1.56)   (1.39)             (0.53)
                                            ------   ------   ------              -----
   Total from investment operations           1.49    (1.52)   (1.37)             (0.52)
                                            ------   ------   ------              -----

Less Distributions
   Net investment income                     (0.04)   (0.03)      --              (0.01)
                                            ------   ------   ------              -----
   Total distributions                       (0.04)   (0.03)      --              (0.01)
                                            ------   ------   ------              -----
Net asset value, end of period              $ 8.00     6.55     8.10               9.47
                                            ======   ======   ======              =====
Total Return (b)                             22.81%  (18.75)% (14.47)%            (5.17)%

Ratios/Supplemental Data
Net assets, end of period (millions)        $ 74.4     29.2     13.6               24.2

Average net asset ratios assuming expense
   limitations
   Expenses                                   1.20%    1.20%    1.20%              0.81%(c)
   Net investment income                      0.72%    0.58%    0.22%              0.86%(c)

Average net asset ratios absent expense
   limitations
   Expenses                                   1.23%    1.24%    1.27%              0.81%(c)
   Net investment income                      0.69%    0.54%    0.15%              0.86%(c)

Portfolio turnover rate                          1%       3%       1%                 0%(c)

(a) Beginning in 2001, average shares outstanding for the period were used to calculate net investment income per share.
(b) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(c)  Determined on an annualized basis.

                 See accompanying notes to financial statements.

                    STATE FARM MUTUAL FUND TRUST EQUITY FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                                    From commencement
                                                                     Year ended December 31,    of investment operations
                                                                   -------------------------      October 31, 2000 to
                                                                    2003     2002      2001         December 31, 2000
                                                                   ------   ------    ------    ------------------------
Class B Shares
Net asset value, beginning of period                               $ 6.51     8.06      9.47              10.00

Income from Investment Operations
   Net investment income (a)                                         0.02     0.01     (0.02)              0.01
   Net gain (loss) on investments (both realized and unrealized)     1.45    (1.55)    (1.39)             (0.53)
                                                                   ------   ------    ------              -----
   Total from investment operations                                  1.47    (1.54)    (1.41)             (0.52)
                                                                   ------   ------    ------              -----
Less Distributions
   Net investment income                                            (0.02)   (0.01)       --              (0.01)
                                                                   ------   ------    ------              -----
   Total distributions                                              (0.02)   (0.01)       --              (0.01)
                                                                   ------   ------    ------              -----
Net asset value, end of period                                     $ 7.96     6.51      8.06               9.47
                                                                   ======   ======    ======              =====
Total Return (b)                                                    22.57%  (19.15)%  (14.89)%            (5.17)%

Ratios/Supplemental Data
Net assets, end of period (millions)                               $ 34.6     16.2      10.9               24.2

Average net asset ratios assuming expense limitations
   Expenses                                                          1.60%    1.60%     1.60%              0.81%(c)
   Net investment income (loss)                                      0.32%    0.16%    (0.18)%             0.86%(c)

Average net asset ratios absent expense limitations
   Expenses                                                          1.62%    1.64%     1.67%              0.81%(c)
   Net investment income (loss)                                      0.30%    0.12%    (0.25)%             0.86%(c)

Portfolio turnover rate                                                 1%       3%        1%                 0%(c)

(a) Beginning in 2001, average shares outstanding for the period were used to calculate net investment income per share.
(b) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(c)  Determined on an annualized basis.

                See accompanying notes to financial statements.

                    STATE FARM MUTUAL FUND TRUST EQUITY FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                                 From commencement
                                                                   Year ended December 31,   of investment operations
                                                                   -----------------------      November 1, 2001 to
Institutional Shares                                                    2003     2002            December 31, 2001
                                                                       ------   ------       ------------------------
Net asset value, beginning of period                                   $ 6.38     7.88                 7.54

Income from Investment Operations
   Net investment income (a)                                             0.09     0.07                 0.02
   Net gain (loss) on investments (both realized and unrealized)         1.41    (1.52)                0.34
                                                                       ------   ------                -----
   Total from investment operations                                      1.50    (1.45)                0.36
                                                                       ------   ------                -----

Less Distributions
   Net investment income                                                (0.07)   (0.05)               (0.02)
                                                                       ------   ------                -----
   Total distributions                                                  (0.07)   (0.05)               (0.02)
                                                                       ------   ------                -----
Net asset value, end of period                                         $ 7.81     6.38                 7.88
                                                                       ======   ======                =====
Total Return (b)                                                        23.52%  (18.35)%               4.82%

Ratios/Supplemental Data
Net assets, end of period (millions)                                   $ 91.2     51.5                 33.0

Average net asset ratios assuming expense limitations
   Expenses                                                              0.68%    0.70%                0.70%(c)
   Net investment income                                                 1.24%    1.07%                0.85%(c)

Average net asset ratios absent expense limitations
   Expenses                                                              0.68%    0.72%                0.70%(c)
   Net investment income                                                 1.24%    1.05%                0.85%(c)

Portfolio turnover rate                                                     1%       3%                   1%(c)

(a) Average shares outstanding for the period were used to calculate net investment income.
(b)  Total return is not annualized for periods that are less than a full year.
(c)  Determined on an annualized basis.

                See accompanying notes to financial statements.

               STATE FARM MUTUAL FUND TRUST SMALL CAP EQUITY FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                                    From commencement
                                                                    Year ended December 31,     of investment operations
                                                                   -------------------------       December 5, 2000 to
                                                                    2003      2002      2001        December 31, 2000
                                                                   ------    ------    -----    ------------------------
Class A Shares
Net asset value, beginning of period                               $ 7.06      9.56     9.78             10.00

Income from Investment Operations
   Net investment income (a)                                        (0.03)    (0.02)   (0.04)             0.01
   Net gain (loss) on investments (both realized and unrealized)     2.81     (2.48)   (0.17)            (0.22)
                                                                   ------    ------    -----             -----
   Total from investment operations                                  2.78     (2.50)   (0.21)            (0.21)
                                                                   ------    ------    -----             -----

Less Distributions
   Net investment income (b)                                           --        --       --             (0.01)
   Net realized gain                                                   --        --    (0.01)               --
                                                                   ------    ------    -----             -----
   Total distributions                                                 --        --    (0.01)            (0.01)
                                                                   ------    ------    -----             -----
Net asset value, end of period                                     $ 9.84      7.06     9.56              9.78
                                                                   ======    ======    =====             =====
Total Return (c)                                                    39.38%   (26.15)%  (2.14)%           (2.13)%

Ratios/Supplemental Data
Net assets, end of period (millions)                               $ 55.8      25.8     26.6              24.5

Average net asset ratios assuming expense limitations
   Expenses                                                          1.40%     1.40%    1.40%             1.40%(d)
   Net investment income (loss)                                     (0.31)%   (0.29)%  (0.42)%            1.02%(d)

Average net asset ratios absent expense limitations
   Expenses                                                          1.48%     1.48%    1.48%             1.55%(d)
   Net investment income (loss)                                     (0.39)%   (0.37)%  (0.50)%            0.87%(d)

Portfolio turnover rate                                                33%       29%      44%               15%(d)

(a) Beginning in 2001, average shares outstanding for the period were used to calculate net investment income per share.
(b)  Distributions representing less than $.01 per share were made in 2001.
(c) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(d)  Determined on an annualized basis.

                See accompanying notes to financial statements.

               STATE FARM MUTUAL FUND TRUST SMALL CAP EQUITY FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                                    From commencement
                                                                    Year ended December 31,     of investment operations
                                                                   -------------------------      December 5, 2000 to
                                                                    2003      2002      2001        December 31, 2000
                                                                   ------    ------    -----    ------------------------
Class B Shares
Net asset value, beginning of period                               $ 7.00      9.53     9.78             10.00

Income from Investment Operations
   Net investment income (a)                                        (0.06)    (0.06)   (0.08)             0.01
   Net gain (loss) on investments (both realized and unrealized)     2.79     (2.47)   (0.16)            (0.22)
                                                                   ------    ------    -----             -----
   Total from investment operations                                  2.73     (2.53)   (0.24)            (0.21)
                                                                   ------    ------    -----             -----

Less Distributions
   Net investment income (b)                                           --        --       --             (0.01)
   Net realized gain                                                   --        --    (0.01)               --
                                                                   ------    ------    -----             -----
   Total distributions                                                 --        --    (0.01)            (0.01)
                                                                   ------    ------    -----             -----
Net asset value, end of period                                     $ 9.73      7.00     9.53              9.78
                                                                   ======    ======    =====             =====
Total Return (c)                                                    39.00%   (26.55)%  (2.45)%           (2.14)%

Ratios/Supplemental Data
Net assets, end of period (millions)                               $ 36.7      21.2     24.8              24.5

Average net asset ratios assuming expense limitations
   Expenses                                                          1.80%     1.80%    1.80%             1.55%(d)
   Net investment income (loss)                                     (0.71)%   (0.70)%  (0.82)%            0.87%(d)

Average net asset ratios absent expense limitations
   Expenses                                                          1.87%     1.88%    1.88%             1.55%(d)
   Net investment income (loss)                                     (0.78)%   (0.78)%  (0.90)%            0.87%(d)

Portfolio turnover rate                                                33%       29%      44%               15%(d)

(a) Beginning in 2001, average shares outstanding for the period were used to calculate net investment income per share.
(b)  Distributions represent less than $0.01 per share in 2001.
(c) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(d)  Determined on an annualized basis.

                See accompanying notes to financial statements.

               STATE FARM MUTUAL FUND TRUST SMALL CAP EQUITY FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                From commencement
                                                                            of Investment operations
                                                           Year ended         February 28, 2002 to
                                                        December 31, 2003       December 31, 2002
                                                        -----------------   ------------------------
Institutional Shares
Net asset value, beginning of period                          $ 7.06                  9.00

Income from Investment Operations
   Net investment income (a)                                    0.02                  0.03
   Net gain (loss) on investments (both realized
      and unrealized)                                           2.82                 (1.97)
                                                              ------                ------
   Total from investment operations                             2.84                 (1.94)
                                                              ------                ------
Less Distributions
   Net investment income                                          --                    --
                                                              ------                ------
   Total distributions                                            --                    --
                                                              ------                ------
Net asset value, end of period                                $ 9.90                  7.06
                                                              ======                ======

Total Return (b)                                               40.23%               (22.00)%

Ratios/Supplemental Data
Net assets, end of period (millions)                          $  8.8                   3.3

Average net asset ratios assuming expense limitations
   Expenses                                                     0.90%                 0.90%(c)
   Net investment income                                        0.19%                 0.40%(c)

Average net asset ratios absent expense limitations
   Expenses                                                     0.98%                 0.98%(c)
   Net investment income                                        0.11%                 0.32%(c)

Portfolio turnover rate                                           33%                   29%(c)

(a) Average shares outstanding for the period were used to calculate net investment income.
(b)  Total return is not annualized for periods that are less than a full year.
(c)  Determined on an annualized basis.

                See accompanying notes to financial statements.

             STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                          From commencement
                                                          Year ended December 31,     of investment operations
                                                        --------------------------       December 5, 2000 to
                                                         2003      2002      2001         December 31, 2000
                                                        ------    ------    ------    ------------------------
Class A Shares
Net asset value, beginning of period                    $ 6.34      7.77      9.64              10.00

Income from Investment Operations
   Net investment income (a)                              0.03      0.02        --                 --
   Net gain (loss) on investments (both realized
      and unrealized)                                     2.10     (1.35)    (1.87)             (0.36)
                                                        ------    ------    ------              -----
   Total from investment operations                       2.13     (1.33)    (1.87)             (0.36)
                                                        ------    ------    ------              -----

Less Distributions
   Net investment income (b)                             (0.08)    (0.10)       --                 --
   Net realized gain (c)                                    --        --        --                 --
                                                        ------    ------    ------              -----
   Total distributions                                   (0.08)    (0.10)       --                 --
                                                        ------    ------    ------              -----
Net asset value, end of period                          $ 8.39      6.34      7.77               9.64
                                                        ======    ======    ======              =====
Total Return (d)                                         33.61%   (17.17)%  (19.35)%            (3.56)%

Ratios/Supplemental Data
Net assets, end of period (millions)                    $ 29.1      18.4      20.8               24.1

Average net asset ratios assuming expense limitations
   Expenses                                               1.50%     1.50%     1.50%              1.50%(e)
   Net investment income                                  0.45%     0.23%     0.05%              0.71%(e)

Average net asset ratios absent expense limitations
   Expenses                                               1.91%     2.00%     1.75%              2.05%(e)
   Net investment income (loss)                           0.04%    (0.27)%   (0.20)%             0.16%(e)

Portfolio turnover rate                                     16%       24%       26%                 6%(e)

(a) Beginning in 2001, average shares outstanding for the period were used to calculate net investment income per share.
(b)  Distributions represent less than $0.01 per share in 2001 and 2000.
(c)  Distributions represent less than $0.01 per share in 2001.
(d) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(e)  Determined on an annualized basis.

                See accompanying notes to financial statements.

             STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                           From commencement
                                                          Year ended December 31,      of investment operations
                                                         --------------------------       December 5, 2000 to
                                                          2003      2002      2001         December 31, 2000
                                                         ------    ------    ------    ------------------------
Class B Shares
Net asset value, beginning of period                     $ 6.31      7.74      9.64             10.00

Income from Investment Operations
   Net investment income (a) (b)                             --     (0.01)    (0.03)               --
   Net gain (loss) on investments (both realized
      and unrealized)                                      2.09     (1.35)    (1.87)            (0.36)
                                                         ------    ------    ------             -----
   Total from investment operations                        2.09     (1.36)    (1.90)            (0.36)
                                                         ------    ------    ------             -----

Less Distributions
   Net investment income (c)                              (0.05)    (0.07)       --                --
   Net realized gain (d)                                     --        --        --                --
                                                         ------    ------    ------             -----
   Total distributions                                    (0.05)    (0.07)       --                --
                                                         ------    ------    ------             -----
Net asset value, end of period                           $ 8.35      6.31      7.74              9.64
                                                         ======    ======    ======             =====
Total Return (e)                                          33.18%   (17.59)%  (19.66)%           (3.58)%

Ratios/Supplemental Data
Net assets, end of period (millions)                     $ 24.8      17.4      19.8              24.1

Average net asset ratios assuming expense limitations
   Expenses                                                1.90%     1.90%     1.90%             1.90%(f)
   Net investment income (loss)                            0.07%    (0.17)%   (0.35)%            0.31%(f)

Average net asset ratios absent expense limitations
   Expenses                                                2.32%     2.40%     2.15%             2.05%(f)
   Net investment income (loss)                           (0.35)%   (0.67)%   (0.60)%            0.16%(f)

Portfolio turnover rate                                      16%       24%       26%                6%(f)

(a) Beginning in 2001, average shares outstanding for the period were used to calculate net investment income per share.
(b)  Distributions represent less than $0.01 per share in 2003.
(c)  Distributions represent less than $0.01 per share in 2001 and 2000.
(d)  Distributions represent less than $0.01 per share were in 2001.
(e) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(f)  Determined on an annualized basis.

                See accompanying notes to financial statements.

             STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                               From commencement
                                                                            of Investment operations
                                                            Year ended        February 28, 2002 to
                                                        December 31, 2003       December 31, 2002
                                                        -----------------   ------------------------
Institutional Shares
Net asset value, beginning of period                          $ 6.29                  7.34

Income from Investment Operations
   Net investment income (a)                                    0.07                  0.03
   Net gain (loss) on investments (both realized
      and unrealized)                                           2.10                 (0.95)
                                                              ------                ------
   Total from investment operations                             2.17                 (0.92)
                                                              ------                ------

Less Distributions
   Net investment income                                       (0.11)                (0.13)
                                                              ------                ------
   Total distributions                                         (0.11)                (0.13)
                                                              ------                ------
Net asset value, end of period                                $ 8.35                  6.29
                                                              ======                ======

Total Return (b)                                               34.56%               (12.55)%

Ratios/Supplemental Data
Net assets, end of period (millions)                          $  4.7                   2.7

Average net asset ratios assuming expense limitations
   Expenses                                                     1.00%                 1.00%(c)
   Net investment income                                        0.94%                 0.56%(c)

Average net asset ratios absent expense limitations
   Expenses                                                     1.41%                 1.51%(c)
   Net investment income                                        0.53%                 0.05%(c)

Portfolio turnover rate                                           16%                   24%(c)

(a) Average shares outstanding for the period were used to calculate net investment income.
(b)  Total return is not annualized for periods that are less than a full year.
(c)  Determined on an annualized basis.

                See accompanying notes to financial statements.

                 STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                           From commencement
                                                           Year ended December 31,     of investment operations
                                                         --------------------------      December 18, 2000 to
                                                          2003      2002      2001         December 31, 2000
                                                         ------    ------    ------    ------------------------
Class A Shares
Net asset value, beginning of period                     $ 6.66      8.66      9.98           10.00

Income from Investment Operations
   Net investment income (a) (b)                           0.07      0.06      0.05              --
   Net gain (loss) on investments (both realized
      and unrealized) (a)                                  1.75     (2.02)    (1.33)          (0.02)
                                                         ------    ------    ------           -----
   Total from investment operations                        1.82     (1.96)    (1.28)          (0.02)
                                                         ------    ------    ------           -----

Less Distributions
   Net investment income (c)                              (0.05)    (0.04)    (0.04)             --
   Net realized gain (d)                                     --        --        --              --
                                                         ------    ------    ------           -----
   Total distributions                                    (0.05)    (0.04)    (0.04)             --
                                                         ------    ------    ------           -----
Net asset value, end of period                           $ 8.43      6.66      8.66            9.98
                                                         ======    ======    ======           =====
Total Return (e)                                          27.39%   (22.60)%  (12.75)%         (0.19)%

Ratios/Supplemental Data
Net assets, end of period (millions)                     $184.3      62.9      32.4            25.0

Average net asset ratios assuming expense limitations
   Expenses (a)                                            0.80%     0.80%     0.80%           0.80%(f)
   Net investment income (a)                               0.99%     0.88%     0.57%           0.41%(f)

Average net asset ratios absent expense limitations
   Expenses (a)                                            0.89%     0.86%     0.90%           2.96%(f)
   Net investment income (a)                               0.90%     0.82%     0.47%          (1.75)%(f)

Portfolio turnover rate (g)                                   8%       12%        9%             10%

(a) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio. The expense and net investment income ratios for the Master Portfolio were 0.05% and 1.74%, respectively, for the year ended December 31, 2003.
(b) Beginning in 2001, average shares outstanding for the period were used to calculate net investment income per share.
(c)  Distributions represent less than $0.01 per share in 2000.
(d)  Distributions represent less than $0.01 per share in 2001.
(e) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(f)  Determined on an annualized basis.
(g) Amount represents the portfolio turnover rate of the Master Portfolio. The rate for 2000 represents the entire year.

                 See accompanying notes to financial statements.

                 STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                           From commencement
                                                           Year ended December 31,     of investment operations
                                                         --------------------------      December 18, 2000 to
                                                          2003      2002      2001         December 31, 2000
                                                         ------    ------    ------    ------------------------
Class B Shares
Net asset value, beginning of period                       6.65      8.66      9.98             10.00

Income from Investment Operations
   Net investment income (a) (b)                           0.04      0.03      0.01                --
   Net gain (loss) on investments (both realized
      and unrealized) (a)                                  1.77     (2.02)    (1.31)            (0.02)
                                                         ------    ------    ------             -----
   Total from investment operations                        1.81     (1.99)    (1.30)            (0.02)
                                                         ------    ------    ------             -----

Less Distributions
   Net investment income (c)                              (0.03)    (0.02)    (0.02)               --
   Net realized gain (d)                                     --        --        --                --
                                                         ------    ------    ------             -----
   Total distributions                                    (0.03)    (0.02)    (0.02)               --
                                                         ------    ------    ------             -----
Net asset value, end of period                           $ 8.43      6.65      8.66              9.98
                                                         ======    ======    ======             =====
Total Return (e)                                          27.19%   (23.00)%  (13.03)%           (0.20)%

Ratios/Supplemental Data
Net assets, end of period (millions)                     $ 89.7      38.4      26.1              24.9

Average net asset ratios assuming expense limitations
   Expenses (a)                                            1.20%     1.20%     1.20%             1.20%(f)
   Net investment income (a)                               0.59%     0.46%     0.17%             0.01%(f)

Average net asset ratios absent expense limitations
   Expenses (a)                                            1.29%     1.27%     1.30%             2.95%(f)
   Net investment income (loss) (a)                        0.50%     0.39%     0.07%            (1.75)%(f)

Portfolio turnover rate (g)                                   8%       12%        9%               10%

(a) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio. The expense and net investment income ratios for the Master Portfolio were 0.05% and 1.74%, respectively, for the year ended December 31, 2003.
(b) Beginning in 2001, average shares outstanding for the period were used to calculate net investment income per share.
(c)  Distributions represent less than $0.01 per share in 2000.
(d)  Distributions represent less than $0.01 per share in 2001.
(e) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(f)  Determined on an annualized basis.
(g) Amount represents the portfolio turnover rate of the Master Portfolio. The rate for 2000 represents the entire year.

                 See accompanying notes to financial statements.

                 STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                From commencement
                                                                            of Investment operations
                                                            Year ended        February 28, 2002 to
                                                        December 31, 2003       December 31, 2002
                                                        -----------------   ------------------------
Institutional Shares
Net asset value, beginning of period                          $ 6.65                   8.35

Income from Investment Operations
   Net investment income (a) (b)                                0.11                   0.09
   Net gain (loss) on investments (both realized
      and unrealized)                                           1.77                  (1.72)
                                                              ------                 ------
   Total from investment operations                             1.88                  (1.63)
                                                              ------                 ------

Less Distributions
   Net investment income                                       (0.08)                 (0.07)
                                                              ------                 ------
   Total distributions                                         (0.08)                 (0.07)
                                                              ------                 ------
Net asset value, end of period                                $ 8.45                   6.65
                                                              ======                 ======
Total Return (c)                                               28.27%                (19.57)%

Ratios/Supplemental Data
Net assets, end of period (millions)                          $ 25.1                    8.3

Average net asset ratios assuming expense limitations
   Expenses (a)                                                 0.30%                  0.30%(d)
   Net investment income (a)                                    1.49%                  1.48%(d)

Average net asset ratios absent expense limitations
   Expenses (a)                                                 0.39%                  0.35%(d)
   Net investment income (a)                                    1.40%                  1.43%(d)

Portfolio turnover rate (e)                                        8%                    12%

(a) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio. The expense and net investment income ratios for the Master Portfolio were 0.05% and 1.74%, respectively, for the year ended December 31, 2003.
(b) Average shares outstanding for the period were used to calculate net investment income.
(c)  Total return is not annualized for periods that are less than a full year.
(d)  Determined on an annualized basis.
(e) Amount represents the portfolio turnover rate of the Master Portfolio. The rate for 2000 represents the entire year.

                 See accompanying notes to financial statements.

               STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                         From commencement
                                                          Year ended December 31,    of investment operations
                                                         -------------------------      December 18, 2000 to
                                                          2003      2002      2001         December 31, 2000
                                                         ------    ------    -----   -------------------------
Class A Shares
Net asset value, beginning of period                     $ 8.14     10.37    10.43             10.00

Income from Investment Operations
   Net investment income (a) (b)                           0.04      0.05     0.06              0.01
   Net gain (loss) on investments (both realized
      and unrealized) (a)                                  3.60     (2.23)    0.10              0.43
                                                         ------    ------    -----             -----
   Total from investment operations                        3.64     (2.18)    0.16              0.44
                                                         ------    ------    -----             -----

Less Distributions
   Net investment income (c)                              (0.04)       --    (0.07)            (0.01)
   Net realized gain                                      (0.05)    (0.05)   (0.15)               --
                                                         ------    ------    -----             -----
   Total distributions                                    (0.09)    (0.05)   (0.22)            (0.01)
                                                         ------    ------    -----             -----
Net asset value, end of period                           $11.69      8.14    10.37             10.43
                                                         ======    ======    =====             =====
Total Return (d)                                          44.70%   (21.06)%   1.42%             4.36%

Ratios/Supplemental Data
Net assets, end of period (millions)                     $ 87.6      34.0     29.4              26.1

Average net asset ratios assuming expense limitations
   Expenses (a)                                            0.95%     0.95%    0.95%             0.95%(e)
   Net investment income (a)                               0.42%     0.53%    0.61%             2.75%(e)

Average net asset ratios absent expense limitations
   Expenses (a)                                            1.11%     1.05%    1.08%             3.21%(e)
   Net investment income (a)                               0.26%     0.43%    0.48%             0.51%(e)

Portfolio turnover rate (f)                                  48%       28%      46%                0%

(a) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio. The expense and net investment income ratios for the Master Portfolio were 0.10% and 1.26%, respectively, for the year ended December 31, 2003.
(b) Beginning in 2001, average shares outstanding for the period were used to calculate net investment income per share.
(c)  Distributions represent less than $0.01 per share in 2002.
(d) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(e)  Determined on an annualized basis.
(f) Amount represents the portfolio turnover rate of the Master Portfolio. The rate for 2000 rounds to less than 1% for the one year period.

                See accompanying notes to financial statements.

               STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)


                                                                         From commencement
                                         Year ended December 31,     of investment operations
                                       ---------------------------     December 18, 2000 to
                                        2003       2002       2001       December 31, 2000
                                       ------     ------     -----   ------------------------
Class B Shares
Net asset value, beginning of period   $ 8.10      10.36     10.43          10.00

Income from Investment Operations
   Net investment income (a) (b) (c)       --       0.01      0.02           0.01
   Net gain (loss) on investments
      (both realized and unrealized)
      (a)                                3.60      (2.22)     0.09           0.43
                                       ------     ------     -----          -----
   Total from investment operations      3.60      (2.21)     0.11           0.44
                                       ------     ------     -----          -----
Less Distributions
   Net investment income (d)               --        --      (0.03)         (0.01)
   Net realized gain                    (0.05)     (0.05)    (0.15)            --
                                       ------     ------     -----          -----
   Total distributions                  (0.05)     (0.05)    (0.18)         (0.01)
                                       ------     ------     -----          -----
Net asset value, end of period         $11.65       8.10     10.36          10.43
                                       ======     ======     =====          =====
Total Return (e)                        44.46%    (21.37)%    1.03%          4.35%
Ratios/Supplemental Data
Net assets, end of period (millions)   $ 52.4       26.8      27.5           26.1

Average net asset ratios assuming
   expense limitations
   Expenses (a)                          1.35%      1.35%     1.35%          1.35%(f)
   Net investment income (a)             0.02%      0.12%     0.21%          2.37%(f)
Average net asset ratios absent
   expense limitations
   Expenses (a)                          1.51%      1.45%     1.48%          3.21%(f)
   Net investment income (loss) (a)     (0.14)%     0.02%     0.08%          0.51%(f)

Portfolio turnover rate (g)                48%        28%       46%             0%

(a) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio. The expense and net investment income ratios for the Master Portfolio were 0.10% and 1.26%, respectively, for the year ended December 31, 2003.
(b) Beginning in 2001, average shares outstanding for the period were used to calculate net investment income per share.
(c) Net investment income and distributions represent less than $0.01 per share in 2003.
(d)  Distributions represent less than $0.01 per share in 2003 and 2002.
(e) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(f)  Determined on an annualized basis.
(g) Amount represents the portfolio turnover rate of the Master Portfolio. The rate for 2000 rounds to less than 1 for the one year period.

                See accompanying notes to financial statements.

               STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                               From commencement
                                                           of Investment operations
                                           Year ended        February 28, 2002 to
                                       December 31, 2003       December 31, 2002
                                       -----------------   ------------------------
Institutional Shares
Net asset value, beginning of period           8.17                  9.95

Income from Investment Operations
   Net investment income (a) (b)               0.09                  0.10
   Net gain (loss) on investments
      (both realized and unrealized)           3.67                 (1.83)
                                             ------                ------
   Total from investment operations            3.76                 (1.73)
                                             ------                ------
Less Distributions
   Net investment income (c)                  (0.08)                   --
   Net realized gain                          (0.05)                (0.05)
                                             ------                ------
   Total distributions                        (0.13)                (0.05)
                                             ------                ------
Net asset value, end of period               $11.80                  8.17
                                             ======                ======
Total Return (d)                              45.97%               (17.43)%

Ratios/Supplemental Data
Net assets, end of period (millions)         $ 13.6                   3.9

Average net asset ratios assuming
   expense limitations
   Expenses (a)                                0.45%                 0.45%(e)
   Net investment income (a)                   0.91%                 1.16%(e)

Average net asset ratios absent
   expense limitations
   Expenses (a)                                0.61%                 0.53%(e)
   Net investment income (a)                   0.75%                 1.08%(e)

Portfolio turnover rate (f)                      48%                   28%

(a) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio. The expense and net investment income ratios for the Master Portfolio were 0.10% and 1.26%, respectively, for the year ended December 31, 2003.
(b) Average shares outstanding for the period were used to calculate net investment income.
(c)  Distributions represent less than $0.01 per share in 2002.
(d)  Total return is not annualized for periods that are less than a full year.
(e)  Determined on an annualized basis.
(f) Amount represents the portfolio turnover rate of the Master Portfolio. The rate for 2002 represents the entire year.

                See accompanying notes to financial statements.

             STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)


                                                                      From commencement
                                        Year ended December 31,     of investment operations
                                       -------------------------     December 18, 2000 to
                                        2003     2002      2001         December 31, 2000
                                       ------   ------    ------    ------------------------
Class A Shares
Net asset value, beginning of period   $ 6.45     7.87     10.15           10.00

Income from Investment Operations
   Net investment income (a) (b)         0.09     0.08      0.05              --
   Net gain (loss) on investments
      (both realized and unrealized)
      (a)                                2.29    (1.43)    (2.31)           0.15
                                       ------   ------    ------           -----
   Total from investment operations      2.38    (1.35)    (2.26)           0.15
                                       ------   ------    ------           -----
Less Distributions
   Net investment income (c)            (0.09)   (0.07)    (0.02)             --
   Net realized gain (d)                   --       --        --              --
                                       ------   ------    ------           -----
   Total distributions                  (0.09)   (0.07)    (0.02)             --
                                       ------   ------    ------           -----
Net asset value, end of period         $ 8.74     6.45      7.87           10.15
                                       ======   ======    ======           =====
Total Return (e)                        36.95%  (17.08)%  (22.19)%          1.50%

Ratios/Supplemental Data
Net assets, end of period (millions)    $36.0     19.5      21.0            25.4

Average net asset ratios assuming
   expense limitations
   Expenses (a)                          1.15%    1.15%     1.15%           1.15%(f)
   Net investment income (a)             1.29%    1.06%     0.59%           0.67%(f)

Average net asset ratios absent
   expense limitations
   Expenses (a)                          1.35%    1.27%     1.29%           3.36%(f)
   Net investment income (a)             1.09%    0.94%     0.45%          (1.54)%(f)

Portfolio turnover rate (g)                18%      20%        7%             45%

(a) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio. The expense and net investment income ratios for the Master Portfolio were 0.25% and 2.21%, respectively, for the year ended December 31, 2003.
(b) Beginning in 2001, average shares outstanding for the period were used to calculate net investment income per share.
(c)  Distributions represent less than $0.01 per share in 2000.
(d)  Distributions represent less than $0.01 per share in 2001.
(e) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(f)  Determined on an annualized basis.
(g) Amount represents the portfolio turnover rate of the Master Portfolio. The rate for 2000 represents the entire year.

                See accompanying notes to financial statements.

             STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)


                                                                       From commencement
                                        Year ended December 31,     of investment operations
                                       -------------------------      December 18, 2000 to
                                        2003     2002      2001        December 31, 2000
                                       ------   ------    ------    ------------------------
Class B Shares
Net asset value, beginning of period     6.44     7.87     10.15            10.00

Income from Investment Operations
   Net investment income (a) (b)         0.07     0.05      0.02               --
   Net gain (loss) on investments
      (both realized and unrealized)
         (a)                             2.29    (1.43)    (2.30)            0.15
                                       ------   ------    ------            -----
   Total from investment operations      2.36    (1.38)    (2.28)            0.15
                                       ------   ------    ------            -----
Less Distributions
   Net investment income (c)            (0.06)   (0.05)       --               --
   Net realized gain (d)                   --       --        --               --
                                       ------   ------    ------            -----
   Total distributions                  (0.06)   (0.05)       --               --
                                       ------   ------    ------            -----
Net asset value, end of period         $ 8.74     6.44      7.87            10.15
                                       ======   ======    ======            =====
Total Return (e)                        36.71%  (17.56)%  (22.43)%           1.51%

Ratios/Supplemental Data
Net assets, end of period (millions)   $ 28.9     18.7      20.2             25.4

Average net asset ratios assuming
   expense limitations
   Expenses (a)                          1.55%    1.55%     1.55%            1.55%(f)
   Net investment income (a)             0.93%    0.66%     0.19%            0.27%(f)

Average net asset ratios absent
   expense limitations
   Expenses (a)                          1.75%    1.67%     1.69%            3.36%(f)
   Net investment income (a)             0.73%    0.54%     0.05%           (1.54)%(f)

Portfolio turnover rate (g)                18%      20%        7%              45%

(a) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio. The expense and net investment income ratios for the Master Portfolio were 0.25% and 2.21%, respectively, for the year ended December 31, 2003.
(b) Beginning in 2001, average shares outstanding for the period were used to calculate net investment income per share.
(c)  Distributions represent less than $0.01 per share in 2000.
(d)  Distributions represent less than $0.01 per share in 2001.
(e) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(f)  Determined on an annualized basis.
(g) Amount represents the portfolio turnover rate of the Master Portfolio. The rate for 2000 represents the entire year.

                See accompanying notes to financial statements.

              STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                From commencement
                                                                            of Investment operations
                                                            Year ended        February 28, 2002 to
                                                        December 31, 2003       December 31, 2002
                                                        -----------------   ------------------------
Institutional Shares
Net asset value, beginning of period                           6.44                   7.48

Income from Investment Operations
   Net investment income (a) (b)                               0.13                   0.08
   Net gain (loss) on investments
      (both realized and unrealized)                           2.30                  (1.01)
                                                             ------                 ------
   Total from investment operations                            2.43                  (0.93)
                                                             ------                 ------
Less Distributions
   Net investment income                                      (0.12)                 (0.11)
                                                             ------                 ------
   Total distributions                                        (0.12)                 (0.11)
                                                             ------                 ------
Net asset value, end of period                               $ 8.75                   6.44
                                                             ======                 ======

Total Return (c)                                              37.79%                (12.45)%

Ratios/Supplemental Data
Net assets, end of period (millions)                         $  6.1                    2.8

Average net asset ratios assuming expense limitations
   Expenses (a)                                                0.65%                  0.65%(d)
   Net investment income (a)                                   1.75%                  1.33%(d)

Average net asset ratios absent expense limitations
   Expenses (a)                                                0.85%                  0.74%(d)
   Net investment income (a)                                   1.55%                  1.24%(d)

Portfolio turnover rate (e)                                      18%                    20%

(a) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio. The expense and net investment income ratios for the Master Portfolio were 0.25% and 2.21%, respectively, for the year ended December 31, 2003.
(b) Average shares outstanding for the period were used to calculate net investment income.
(c)  Total return is not annualized for periods that are less than a full year.
(d)  Determined on an annualized basis.
(e) Amount represents the portfolio turnover rate of the Master Portfolio. The rate for 2002 represents the entire year.

                 See accompanying notes to financial statements.

                STATE FARM MUTUAL FUND TRUST EQUITY AND BOND FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                      From commencement
                                                        Year ended December 31,   of investment operations
                                                        -----------------------     October 31, 2000 to
                                                         2003     2002    2001       December 31, 2000
                                                        ------   -----   ------   ------------------------
Class A Shares
Net asset value, beginning of period                    $ 8.10    8.98     9.78            10.00

Income from Investment Operations
   Net investment income (a)                              0.16    0.19     0.24             0.05
   Net gain (loss) on investments (both realized and
      unrealized)                                         1.03   (0.97)   (0.79)           (0.22)
                                                        ------   -----    -----            -----
   Total from investment operations                       1.19   (0.78)   (0.55)           (0.17)
                                                        ------   -----    -----            -----
Less Distributions
   Net investment income                                 (0.15)  (0.10)   (0.23)           (0.05)
   Net realized gain (b)                                    --      --    (0.02)              --
                                                        ------   -----    -----            -----
   Total distributions                                   (0.15)  (0.10)   (0.25)           (0.05)
                                                        ------   -----    -----            -----
Net asset value, end of period                          $ 9.14    8.10     8.98             9.78
                                                        ======   =====    =====            =====
Total Return (c)                                         14.70%  (7.93)%  (5.67)%          (1.71)%

Ratios/Supplemental Data
Net assets, end of period (millions)                    $ 83.0    48.6     29.3             24.6

Average net asset ratios assuming expense limitations
   Expenses                                               0.50%   0.50%    0.09%            0.00%(d)
   Net investment income                                  1.89%   2.30%    2.62%            3.04%(d)

Average net asset ratios absent expense limitations
   Expenses                                               0.61%   0.61%    0.21%            0.21%(d)
   Net investment income                                  1.78%   2.19%    2.50%            2.83%(d)

Portfolio turnover rate                                      0%      3%       6%              11%(d)

(a) Beginning in 2001, average shares outstanding for the period were used to calculate net investment income per share.
(b)  Distributions represent less than $0.01 per share in 2003 and 2002.
(c) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(d)  Determined on an annualized basis.

                 See accompanying notes to financial statements.

                STATE FARM MUTUAL FUND TRUST EQUITY AND BOND FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)


                                                                                      From commencement
                                                        Year ended December 31,   of investment operations
                                                        -----------------------      October 31, 2000 to
                                                         2003     2002    2001        December 31, 2000
                                                        ------   -----   ------   ------------------------
Class B Shares
Net asset value, beginning of period                    $ 8.10    8.97    9.78              10.00

Income from Investment Operations
   Net investment income (a)                              0.12    0.16    0.23               0.05
   Net gain (loss) on investments (both realized and
      unrealized)                                         1.04   (0.95)  (0.80)             (0.22)
                                                        ------   -----   -----              -----
   Total from investment operations                       1.16   (0.79)  (0.57)             (0.17)
                                                        ------   -----   -----              -----
Less Distributions
   Net investment income                                 (0.11)  (0.08)  (0.22)             (0.05)
   Net realized gain (b)                                    --      --   (0.02)                --
                                                        ------   -----   -----              -----
   Total distributions                                   (0.11)  (0.08)  (0.24)             (0.05)
                                                        ------   -----   -----              -----
Net asset value, end of period                          $ 9.15    8.10    8.97               9.78
                                                        ======   =====   =====              =====
Total Return (c)                                         14.36%  (8.25)% (5.90)%            (1.71)%

Ratios/Supplemental Data
Net assets, end of period (millions)                    $ 49.0    33.3    25.9               24.6

Average net asset ratios assuming expense limitations
   Expenses                                               0.90%   0.90%   0.15%              0.00%(d)
   Net investment income                                  1.45%   1.85%   2.46%              3.04%(d)

Average net asset ratios absent expense limitations
   Expenses                                               1.00%   1.01%   0.27%              0.21%(d)
   Net investment income                                  1.35%   1.74%   2.34%              2.83%(d)

Portfolio turnover rate                                      0%      3%      6%                11%(d)

(a) Beginning in 2001, average shares outstanding for the period were used to calculate net investment income per share.
(b)  Distributions represent less than $0.01 per share in 2003 and 2002.
(c) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(d)  Determined on an annualized basis.

                 See accompanying notes to financial statements.

                STATE FARM MUTUAL FUND TRUST EQUITY AND BOND FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                               From commencement
                                                                            of Investment operations
                                                            Year ended        February 28, 2002 to
                                                        December 31, 2003      December 31, 2002
                                                        -----------------   ------------------------
Institutional Shares
Net asset value, beginning of period                          $ 8.06                 8.94

Income from Investment Operations
   Net investment income (a)                                    0.21                 0.22
   Net gain (loss) on investments
      (both realized and unrealized)                            1.01                (0.94)
                                                              ------                -----
   Total from investment operations                             1.22                (0.72)
                                                              ------                -----

Less Distributions
Net investment income                                          (0.18)               (0.16)
   Net realized gain (b)                                          --                   --
                                                              ------                -----
   Total distributions                                         (0.18)               (0.16)
                                                              ------                -----
Net asset value, end of period                                $ 9.10                 8.06
                                                              ======                =====
Total Return (c)                                               15.26%               (7.12)%

Ratios/Supplemental Data
Net assets, end of period (millions)                          $  4.7                  1.5

Average net asset ratios assuming expense limitations
   Expenses                                                     0.00%                0.00%(d)
   Net investment income                                        2.44%                3.33%(d)

Average net asset ratios absent expense limitations
   Expenses                                                     0.13%                0.09%(d)
   Net investment income                                        2.31%                3.24%(d)

Portfolio turnover rate                                            0%                   3%(d)

(a) Average shares outstanding for the period were used to calculate net investment income.
(b)  Distributions represent less than $0.01 per share in 2003.
(c)  Total return is not annualized for periods that are less than a full year.
(d)  Determined on an annualized basis.

                 See accompanying notes to financial statements.

                     STATE FARM MUTUAL FUND TRUST BOND FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                      From commencement
                                                         Year ended December 31,  of investment operations
                                                         -----------------------     October 31, 2000 to
                                                          2003     2002    2001       December 31, 2000
                                                         ------   -----   -----   ------------------------
Class A Shares
Net asset value, beginning of period                     $10.73   10.35   10.25             10.00

Income from Investment Operations
   Net investment income                                   0.40    0.51    0.60              0.10
   Net gain (loss) on investments (both realized and
      unrealized)                                         (0.07)   0.40    0.14              0.25
                                                         ------   -----   -----             -----
   Total from investment operations                        0.33    0.91    0.74              0.35
                                                         ------   -----   -----             -----
Less Distributions
   Net investment income                                  (0.40)  (0.51)  (0.60)            (0.10)
   Net realized gain                                         --   (0.02)  (0.04)               --
                                                         ------   -----   -----             -----
   Total distributions                                    (0.40)  (0.53)  (0.64)            (0.10)
                                                         ------   -----   -----             -----
Net asset value, end of period                           $10.66   10.73   10.35             10.25
                                                         ======   =====   =====             =====
Total Return (a)                                           3.16%   9.02%   7.42%             3.54%

Ratios/Supplemental Data
Net assets, end of period (millions)                     $101.2    55.8    21.0              25.5

Average net asset ratios assuming expense limitations
   Expenses                                                0.70%   0.70%   0.70%             0.29%(b)
   Net investment income                                   3.76%   4.80%   5.74%             6.35%(b)

Average net asset ratios absent expense limitations
   Expenses                                                0.70%   0.71%   0.73%             0.29%(b)
   Net investment income                                   3.76%   4.79%   5.71%             6.35%(b)

Portfolio turnover rate                                      18%     15%     26%              190%(b)

(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(b)  Determined on an annualized basis.

                See accompanying notes to financial statements.

                     STATE FARM MUTUAL FUND TRUST BOND FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                      From commencement
                                                        Year ended December 31,   of investment operations
                                                        -----------------------      October 31, 2000 to
                                                         2003     2002    2001       December 31, 2000
                                                        ------   -----   -----   -------------------------
Class B Shares
Net asset value, beginning of period                    $10.73   10.35   10.25             10.00

Income from Investment Operations
   Net investment income                                  0.36    0.47    0.56              0.10
   Net gain (loss) on investments (both realized and
      unrealized)                                        (0.07)   0.40    0.14              0.25
                                                        ------   -----   -----             -----
   Total from investment operations                       0.29    0.87    0.70              0.35
                                                        ------   -----   -----             -----
Less Distributions
   Net investment income                                 (0.36)  (0.47)  (0.56)            (0.10)
   Net realized gain                                        --   (0.02)  (0.04)               --
                                                        ------   -----   -----             -----
   Total distributions                                   (0.36)  (0.49)  (0.60)            (0.10)
                                                        ------   -----   -----             -----
Net asset value, end of period                          $10.66   10.73   10.35             10.25
                                                        ======   =====   =====             =====
Total Return (a)                                          2.78%   8.59%   7.00%             3.54%

Ratios/Supplemental Data
Net assets, end of period (millions)                    $ 49.7    31.4    18.0              25.4

Average net asset ratios assuming expense limitations
   Expenses                                               1.10%   1.10%   1.10%             0.29%(b)
   Net investment income                                  3.36%   4.44%   5.34%             6.35%(b)

Average net asset ratios absent expense limitations
   Expenses                                               1.10%   1.11%   1.13%             0.29%(b)
   Net investment income                                  3.36%   4.43%   5.31%             6.35%(b)

Portfolio turnover rate                                     18%     15%     26%              190%(b)

(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(b)  Determined on an annualized basis.

                See accompanying notes to financial statements.

                     STATE FARM MUTUAL FUND TRUST BOND FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                      From commencement
                                                        Year ended December 31,   of investment operations
                                                        -----------------------      November 1, 2001 to
                                                             2003      2002           December 31, 2001
                                                            ------    ------      ------------------------
Institutional Shares
Net asset value, beginning of period                        $10.72    10.33                 10.73

Income from Investment Operations
   Net investment income (a)                                  0.46     0.56                  0.10
   Net gain (loss) on investments (both realized and
      unrealized)                                            (0.07)    0.41                 (0.36)
                                                            ------    -----                 -----
   Total from investment operations                           0.39     0.97                 (0.26)
                                                            ------    -----                 -----
Less Distributions
   Net investment income                                     (0.46)   (0.56)                (0.10)
   Net realized gain                                            --    (0.02)                (0.04)
                                                            ------    -----                 -----
   Total distributions                                       (0.46)   (0.58)                (0.14)
                                                            ------    -----                 -----
Net asset value, end of period                              $10.65    10.72                 10.33
                                                            ======    =====                 =====
Total Return (b)                                              3.69%    9.69%                (2.33)%

Ratios/Supplemental Data
Net assets, end of period (millions)                        $ 61.5     35.8                  22.2

Average net asset ratios assuming expense limitations
   Expenses                                                   0.20%    0.20%                 0.20%(c)
   Net investment income                                      4.28%    5.36%                 6.16%(c)

Average net asset ratios absent expense limitations
   Expenses                                                   0.20%    0.20%                 0.22%(c)
   Net investment income                                      4.28%    5.36%                 6.14%(c)

Portfolio turnover rate                                         18%      15%                   26%(c)

(a) Average shares outstanding for the period were used to calculate net investment income.
(b)  Total return is not annualized for periods that are less than a full year.
(c)  Determined on an annualized basis.

                See accompanying notes to financial statements.

              STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                      From commencement
                                                        Year ended December 31,   of investment operations
                                                        -----------------------     October 31, 2000 to
                                                         2003     2002    2001      December 31, 2000
                                                        ------   -----   -----    ------------------------
Class A Shares
Net asset value, beginning of period                    $10.97   10.23   10.29             10.00

Income from Investment Operations
   Net investment income                                  0.42    0.43    0.44              0.09
   Net gain (loss) on investments (both realized
      and unrealized)                                     0.18    0.74   (0.06)             0.29
                                                        ------   -----   -----             -----
   Total from investment operations                       0.60    1.17    0.38              0.38
                                                        ------   -----   -----             -----
Less Distributions
   Net investment income                                 (0.42)  (0.43)  (0.44)            (0.09)
                                                        ------   -----   -----             -----
   Total distributions                                   (0.42)  (0.43)  (0.44)            (0.09)
                                                        ------   -----   -----             -----
Net asset value, end of period                          $11.15   10.97   10.23             10.29
                                                        ======   =====   =====             =====
Total Return (a)                                          5.60%  11.64%   3.77%             3.79%

Ratios/Supplemental Data
Net assets, end of period (millions)                    $ 59.6    43.7    29.0              26.0

Average net asset ratios assuming expense limitations
   Expenses                                               0.70%   0.70%   0.70%             0.36%(b)
   Net investment income                                  3.83%   4.03%   4.26%             5.47%(b)

Average net asset ratios absent expense limitations
   Expenses                                               0.70%   0.71%   0.71%             0.36%(b)
   Net investment income                                  3.83%   4.02%   4.25%             5.47%(b)

Portfolio turnover rate                                      8%      7%      0%                0%(b)

(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(b)  Determined on an annualized basis.

                See accompanying notes to financial statements.

              STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                     From commencement
                                                        Year ended December 31,   of investment operations
                                                        -----------------------     October 31, 2000 to
                                                         2003     2002    2001       December 31, 2000
                                                        ------   -----   -----    ------------------------
Class B Shares
Net asset value, beginning of period                    $10.97   10.23   10.29             10.00

Income from Investment Operations
   Net investment income                                  0.38    0.39    0.40              0.09
   Net gain (loss) on investments (both realized
      and unrealized)                                     0.18    0.74   (0.06)             0.29
                                                        ------   -----   -----             -----
   Total from investment operations                       0.56    1.13    0.34              0.38
                                                        ------   -----   -----             -----
Less Distributions
   Net investment income                                 (0.38)  (0.39)  (0.40)            (0.09)
                                                        ------   -----   -----             -----
   Total distributions                                   (0.38)  (0.39)  (0.40)            (0.09)
                                                        ------   -----   -----             -----
Net asset value, end of period                          $11.15   10.97   10.23             10.29
                                                        ======   =====   =====             =====
Total Return (a)                                          5.18%  11.20%   3.35%             3.79%

Ratios/Supplemental Data
Net assets, end of period (millions)                    $ 35.2    32.0    27.0              26.0

Average net asset ratios assuming expense limitations
   Expenses                                               1.10%   1.10%   1.10%             0.36%(b)
   Net investment income                                  3.43%   3.64%   3.86%             5.47%(b)

Average net asset ratios absent expense limitations
   Expenses                                               1.10%   1.12%   1.11%             0.36%(b)
   Net investment income                                  3.43%   3.62%   3.85%             5.47%(b)

Portfolio turnover rate                                      8%      7%      0%                0%(b)

(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(b)  Determined on an annualized basis.

                See accompanying notes to financial statements.

              STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                               From commencement
                                                                            of Investment operations
                                                           Year ended         February 28, 2002 to
                                                        December 31, 2003       December 31, 2002
                                                        -----------------   ------------------------
Institutional Shares
Net asset value, beginning of period                           10.98                  10.52

Income from Investment Operations
   Net investment income                                        0.48                   0.40
   Net gain (loss) on investments (both realized
      and unrealized)                                           0.18                   0.46
                                                              ------                  -----
   Total from investment operations                             0.66                   0.86
                                                              ------                  -----

Less Distributions
   Net investment income                                       (0.48)                 (0.40)
                                                              ------                  -----
   Total distributions                                         (0.48)                 (0.40)
                                                              ------                  -----
Net asset value, end of period                                $11.16                  10.98
                                                              ======                  =====
Total Return (a)                                                6.18%                  8.35%

Ratios/Supplemental Data
Net assets, end of period (millions)                          $  0.2                    0.1

Average net asset ratios assuming expense limitations
   Expenses                                                     0.20%                  0.20%(b)
   Net investment income                                        4.33%                  4.49%(b)

Average net asset ratios absent expense limitations
   Expenses                                                     0.21%                  0.21%(b)
   Net investment income                                        4.32%                  4.48%(b)

Portfolio turnover rate                                            8%                     7%

(a)  Total return is not annualized for periods that are less than a full year.
(b)  Determined on an annualized basis.

                See accompanying notes to financial statements.

                 STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                      From commencement
                                                        Year ended December 31,   of investment operations
                                                        -----------------------     December 12, 2000 to
                                                         2003     2002    2001       December 31, 2000
                                                        ------   -----   -----    ------------------------
Class A Shares
Net asset value, beginning of period                    $ 1.00    1.00    1.00             1.00

Income from Investment Operations
   Net investment income (a)                              0.01    0.01    0.04               --
                                                        ------   -----   -----             ----
   Total from investment operations                       0.01    0.01    0.04               --
                                                        ------   -----   -----             ----

Less Distributions
   Net investment income (a)                             (0.01)  (0.01)  (0.04)              --
                                                        ------   -----   -----             ----
   Total distributions                                   (0.01)  (0.01)  (0.04)              --
                                                        ------   -----   -----             ----
Net asset value, end of period                          $ 1.00    1.00    1.00             1.00
                                                        ======   =====   =====             ====
Total Return (b)                                          0.54%   1.14%   3.62%            0.29%

Ratios/Supplemental Data
Net assets, end of period (millions)                    $ 65.1    36.2    11.0              5.0

Average net asset ratios assuming expense limitations
   Expenses                                               0.60%   0.60%   0.60%            0.60%(c)
   Net investment income                                  0.52%   1.10%   3.22%            5.94%(c)

Average net asset ratios absent expense limitations
   Expenses                                               0.65%   0.71%   0.84%            1.93%(c)
   Net investment income                                  0.47%   0.99%   2.98%            4.61%(c)

(a) Net investment income and distributions represent less than $0.01 per share in 2000.
(b   Total return is not annualized for periods that are less than a full year.
(c)  Determined on an annualized basis.

                See accompanying notes to financial statements.

                 STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                     From commencement
                                                        Year ended December 31,   of investment operations
                                                        -----------------------     December 12, 2000 to
                                                          2003    2002    2001        December 31, 2000
                                                         -----   -----   -----    ------------------------
Class B Shares
Net asset value, beginning of period                     $1.00    1.00    1.00              1.00

Income from Investment Operations
   Net investment income (a)                                --    0.01    0.03                --
                                                         -----   -----   -----              ----
   Total from investment operations                         --    0.01    0.03                --
                                                         -----   -----   -----              ----

Less Distributions
   Net investment income (a)                                --   (0.01)  (0.03)               --
                                                         -----   -----   -----              ----
   Total distributions                                      --   (0.01)  (0.03)               --
                                                         -----   -----   -----              ----
Net asset value, end of period                           $1.00    1.00    1.00              1.00
                                                         =====   =====   =====              ====
Total Return (b)                                          0.14%   0.74%   3.21%             0.27%

Ratios/Supplemental Data
Net assets, end of period (millions)                     $ 5.7     5.4     5.2               5.0

Average net asset ratios assuming expense limitations
   Expenses                                               1.00%   1.00%   1.00%             1.00%(c)
   Net investment income                                  0.14%   0.73%   3.15%             5.54%(c)

Average net asset ratios absent expense limitations
   Expenses                                               1.03%   1.13%   1.26%             1.93%(c)
   Net investment income                                  0.11%   0.60%   2.89%             4.61%(c)

(a) Net investment income and distributions represent less than $0.01 per share for 2000 and 2003.
(b) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(c)  Determined on an annualized basis.

                See accompanying notes to financial statements.

                 STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                                From commencement
                                                                            of Investment operations
                                                            Year ended        February 28, 2002 to
                                                        December 31, 2003       December 31, 2002
                                                        -----------------   ------------------------
Institutional Shares
Net asset value, beginning of period                           1.00                  1.00

Income from Investment Operations
   Net investment income                                       0.01                  0.01
                                                             ------                 -----
   Total from investment operations                            0.01                  0.01
                                                             ------                 -----
Less Distributions
   Net investment income                                      (0.01)                (0.01)
                                                             ------                 -----
   Total distributions                                        (0.01)                (0.01)
                                                             ------                 -----
Net asset value, end of period                               $ 1.00                  1.00
                                                             ======                 =====
Total Return (a)                                               0.94%                 1.28%

Ratios/Supplemental Data
Net assets, end of period (millions)                         $  6.9                   2.6

Average net asset ratios assuming expense limitations
   Expenses                                                    0.20%                 0.20%(b)
   Net investment income                                       0.92%                 1.47%(b)

Average net asset ratios absent expense limitations
   Expenses                                                    0.24%                 0.27%(b)
   Net investment income                                       0.88%                 1.40%(b)

(a)  Total return is not annualized for periods that are less than a full year.
(b)  Determined on an annualized basis.

                See accompanying notes to financial statements.

                STATE FARM MUTUAL FUND TRUST LIFEPATH INCOME FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                       From commencement
                                                                   of investment operations
                                                                        May 9, 2003 to
                                                                      December 31, 2003
                                                                   ------------------------
Class A Shares
Net asset value, beginning of period                                      $10.00

Income from Investment Operations
   Net investment income (a) (b)                                            0.07
   Net gain (loss) on investments (both realized and unrealized)            0.80
                                                                          ------
   Total from investment operations                                         0.87
                                                                          ------
Less Distributions
   Net investment income                                                   (0.05)
   Net realized gain (c)                                                      --
                                                                          ------
   Total distributions                                                     (0.05)
                                                                          ------
Net asset value, end of period                                            $10.82
                                                                          ======
Total Return (d)                                                            8.74%

Ratios/Supplemental Data
Net assets, end of period (millions)                                      $ 31.0

Average net asset ratios assuming expense limitations
   Expenses (a)                                                             1.30%(e)
   Net investment income (a)(b)                                             1.13%(e)

Average net asset ratios absent expense limitations
   Expenses (a)                                                             1.73%(e)
   Net investment income (a)                                                0.70%(e)

Portfolio turnover rate (f)                                                   29%

(a) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio. The expense and net investment income ratios for the Master Portfolio were 0.35% and 2.27%, respectively, for the year ended December 31, 2003.
(b) Average shares outstanding for the period were used to calculate net investment income.
(c) Distribution represents less than $0.01 per share for the period ended December 31, 2003.
(d) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(e)  Determined on an annualized basis.
(f) Amount represents the portfolio turnover rate of the Master Portfolio for the entire year.

                 See accompanying notes to financial statements.

                STATE FARM MUTUAL FUND TRUST LIFEPATH INCOME FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                       From commencement
                                                                   of investment operations
                                                                        May 9, 2003 to
                                                                      December 31, 2003
                                                                   ------------------------
Class B Shares
Net asset value, beginning of period                                      $10.00

Income from Investment Operations
   Net investment income (a) (b)                                            0.05
   Net gain (loss) on investments (both realized and unrealized)            0.79
                                                                          ------
   Total from investment operations                                         0.84
                                                                          ------
Less Distributions
   Net investment income                                                   (0.03)
   Net realized gain (c)                                                      --
                                                                          ------
   Total distributions                                                     (0.03)
                                                                          ------
Net asset value, end of period                                            $10.81
                                                                          ======
Total Return (d)                                                            8.47%

Ratios/Supplemental Data
Net assets, end of period (millions)                                      $  4.1

Average net asset ratios assuming expense limitations
   Expenses (a)                                                             1.70%(e)
   Net investment income (a)                                                0.75%(e)

Average net asset ratios absent expense limitations
   Expenses (a)                                                             2.31%(e)
   Net investment income (a)                                                0.14%(e)

Portfolio turnover rate (f)                                                   29%

(a) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio. The expense and net investment income ratios for the Master Portfolio were 0.35% and 2.27%, respectively, for the year ended December 31, 2003.
(b) Average shares outstanding for the period were used to calculate net investment income.
(c) Distribution represents less than $0.01 per share for the period ended December 31, 2003.
(d) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(e)  Determined on an annualized basis.
(f) Amount represents the portfolio turnover rate of the Master Portfolio for the entire year.

                 See accompanying notes to financial statements.

                STATE FARM MUTUAL FUND TRUST LIFEPATH INCOME FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                           From commencement
                                                                       of investment operations
                                                                            May 9, 2003 to
                                                                          December 31, 2003
                                                                       ------------------------
Institutional Shares
Net asset value, beginning of period                                           10.00

Income from Investment Operations
   Net investment income (a) (b)                                                0.10
   Net gain (loss) on investments (both realized and unrealized) (a)            0.80
                                                                              ------
   Total from investment operations                                             0.90
                                                                              ------
Less Distributions
   Net investment income                                                       (0.06)
   Net realized gain (c)                                                          --
                                                                              ------
   Total distributions                                                         (0.06)
                                                                              ------
Net asset value, end of period                                                $10.84
                                                                              ======
Total Return (d)                                                                9.09%

Ratios/Supplemental Data
Net assets, end of period (millions)                                          $  2.9

Average net asset ratios assuming expense limitations
   Expenses (a)                                                                 0.80%(e)
   Net investment income (a)                                                    1.66%(e)

Average net asset ratios absent expense limitations
   Expenses (a)                                                                 1.56%(e)
   Net investment income (a)                                                    0.90%(e)

Portfolio turnover rate (f)                                                       29%

(a) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio. The expense and net investment income ratios for the Master Portfolio were 0.35% and 2.27%, respectively, for the year ended December 31, 2003.
(b) Average shares outstanding for the period were used to calculate net investment income.
(c) Distribution represents less than $0.01 per share for the period ended December 31, 2003.
(d)  Total return is not annualized for periods that are less than a full year.
(e)  Determined on an annualized basis.
(f) Amount represents the portfolio turnover rate of the Master Portfolio for the entire year.

                 See accompanying notes to financial statements.

                 STATE FARM MUTUAL FUND TRUST LIFEPATH 2010 FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                       From commencement
                                                                   of investment operations
                                                                        May 9, 2003 to
                                                                       December 31, 2003
                                                                   ------------------------
Class A Shares
Net asset value, beginning of period                                        $10.00

Income from Investment Operations
   Net investment income (a)(b)                                               0.06
   Net gain (loss) on investments (both realized and unrealized)              1.13
                                                                            ------
   Total from investment operations                                           1.19
                                                                            ------
Less Distributions
   Net investment income                                                     (0.03)
   Net realized gain (c)                                                        --
                                                                            ------
   Total distributions                                                       (0.03)
                                                                            ------
Net asset value, end of period                                              $11.16
                                                                            ======
Total Return (d)                                                             11.91%

Ratios/Supplemental Data
Net assets, end of period (millions)                                        $ 40.8

Average net asset ratios assuming expense limitations
   Expenses (a)                                                               1.30%(e)
   Net investment income (a)                                                  0.98%(e)

Average net asset ratios absent expense limitations
   Expenses (a)                                                               1.59%(e
   Net investment income (a)                                                  0.69%(e)

Portfolio turnover rate (f)                                                     23%

(a) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio. The expense and net investment income ratios for the Master Portfolio were 0.35% and 2.12%, respectively, for the year ended December 31, 2003.
(b) Average shares outstanding for the period were used to calculate net investment income.
(c) Distribution represents less than $0.01 per share for the period ended December 31, 2003.
(d) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(e)  Determined on an annualized basis.
(f) Amount represents the portfolio turnover rate of the Master Portfolio for the entire year.

                See accompanying notes to financial statements.

                 STATE FARM MUTUAL FUND TRUST LIFEPATH 2010 FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                       From commencement
                                                                   of investment operations
                                                                         May 9, 2003 to
                                                                       December 31, 2003
                                                                   ------------------------
Class B Shares
Net asset value, beginning of period                                        $10.00

Income from Investment Operations
   Net investment income (a)(b)                                               0.04
   Net gain (loss) on investments (both realized and unrealized)              1.12
                                                                            ------
   Total from investment operations                                           1.16
                                                                            ------
Less Distributions
   Net investment income                                                     (0.02)
   Net realized gain (c)                                                        --
                                                                            ------
   Total distributions                                                       (0.02)
                                                                            ------
Net asset value, end of period                                              $11.14
                                                                            ======
Total Return (d)                                                             11.60%

Ratios/Supplemental Data
Net assets, end of period (millions)                                        $ 11.4

Average net asset ratios assuming expense limitations
   Expenses (a)                                                               1.70%(e)
   Net investment income (a)                                                  0.58%(e)

Average net asset ratios absent expense limitations
   Expenses (a)                                                               2.07%(e)
   Net investment income (a)                                                  0.21%(e)

Portfolio turnover rate (f)                                                     23%

(a) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio. The expense and net investment income ratios for the Master Portfolio were 0.35% and 2.12%, respectively, for the year ended December 31, 2003.
(b) Average shares outstanding for the period were used to calculate net investment income.
(c) Distribution represents less than $0.01 per share for the period ended December 31, 2003.
(d) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(e)  Determined on an annualized basis.
(f) Amount represents the portfolio turnover rate of the Master Portfolio for the entire year.

                 See accompanying notes to financial statements.

                 STATE FARM MUTUAL FUND TRUST LIFEPATH 2010 FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                       From commencement
                                                                   of Investment operations
                                                                        May 9, 2003 to
                                                                       December 31, 2003
                                                                   ------------------------
Institutional Shares
Net asset value, beginning of period                                         10.00

Income from Investment Operations
   Net investment income (a)(b)                                               0.09
   Net gain (loss) on investments (both realized and unrealized)              1.16
                                                                            ------
   Total from investment operations                                           1.25
                                                                            ------
Less Distributions
   Net investment income                                                     (0.04)
   Net realized gain (c)                                                        --
                                                                            ------
   Total distributions                                                       (0.04)
                                                                            ------
Net asset value, end of period                                              $11.21
                                                                            ======
Total Return (d)                                                             12.55%

Ratios/Supplemental Data
Net assets, end of period (millions)                                        $  4.2

Average net asset ratios assuming expense limitations
   Expenses (a)                                                               0.80%(e)
   Net investment income (a)                                                  1.47%(e)

Average net asset ratios absent expense limitations
   Expenses (a)                                                               1.31%(e)
   Net investment income (a)                                                  0.96%(e)

Portfolio turnover rate (f)                                                     23%

(a) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio. The expense and net investment income ratios for the Master Portfolio were 0.35% and 2.12%, respectively, for the year ended December 31, 2003.
(b) Average shares outstanding for the period were used to calculate net investment income.
(c) Distribution represents less than $0.01 per share for the period ended December 31, 2003.
(d)  Total return is not annualized for periods that are less than a full year.
(e)  Determined on an annualized basis.
(f) Amount represents the portfolio turnover rate of the Master Portfolio for the entire year.

                 See accompanying notes to financial statements.

                 STATE FARM MUTUAL FUND TRUST LIFEPATH 2020 FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                       From commencement
                                                                   of investment operations
                                                                        May 9, 2003 to
                                                                       December 31, 2003
                                                                   ------------------------
Class A Shares
Net asset value, beginning of period                                        $10.00

Income from Investment Operations
   Net investment income (a)(b)                                               0.06
   Net gain (loss) on investments (both realized and unrealized)              1.52
                                                                            ------
   Total from investment operations                                           1.58
                                                                            ------
Less Distributions
   Net investment income                                                     (0.03)
   Net realized gain (c)                                                        --
                                                                            ------
   Total distributions                                                       (0.03)
                                                                            ------
Net asset value, end of period                                              $11.55
                                                                            ======
Total Return (d)                                                             15.81%

Ratios/Supplemental Data
Net assets, end of period (millions)                                        $ 51.7

Average net asset ratios assuming expense limitations
   Expenses (a)                                                               1.30%(e)
   Net investment income (a)                                                  1.03%(e)

Average net asset ratios absent expense limitations
   Expenses (a)                                                               1.53%(e)
   Net investment income (a)                                                  0.80%(e)

Portfolio turnover rate (f)                                                     23%

(a) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio. The expense and net investment income ratios for the Master Portfolio were 0.35% and 2.04%, respectively, for the year ended December 31, 2003.
(b) Average shares outstanding for the period were used to calculate net investment income.
(c) Distribution represents less than $0.01 per share for the period ended December 31, 2003.
(d) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(e)  Determined on an annualized basis.
(f) Amount represents the portfolio turnover rate of the Master Portfolio for the entire year.

                 See accompanying notes to financial statements.

                 STATE FARM MUTUAL FUND TRUST LIFEPATH 2020 FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                       From commencement
                                                                   of investment operations
                                                                         May 9, 2003 to
                                                                       December 31, 2003
                                                                   ------------------------
Class B Shares
Net asset value, beginning of period                                       $10.00

Income from Investment Operations
   Net investment income (a) (b)                                             0.04
   Net gain (loss) on investments (both realized and unrealized)             1.52
                                                                           ------
   Total from investment operations                                          1.56
                                                                           ------
Less Distributions
   Net investment income                                                    (0.02)
   Net realized gain (c)                                                       --
                                                                           ------
   Total distributions                                                      (0.02)
                                                                           ------
Net asset value, end of period                                             $11.54
                                                                           ======
Total Return (d)                                                            15.61%

Ratios/Supplemental Data
Net assets, end of period (millions)                                       $ 15.5

Average net asset ratios assuming expense limitations
   Expenses (a)                                                              1.70%(e)
   Net investment income (a)                                                 0.63%(e)

Average net asset ratios absent expense limitations
   Expenses (a)                                                              1.98%(e)
   Net investment income (a)                                                 0.35%(e)

Portfolio turnover rate (f)                                                    23%

(a) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio. The expense and net investment income ratios for the Master Portfolio were 0.35% and 2.04%, respectively, for the year ended December 31, 2003.
(b) Average shares outstanding for the period were used to calculate net investment income.
(c) Distribution represents less than $0.01 per share for the period ended December 31, 2003.
(d) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(e)  Determined on an annualized basis.
(f) Amount represents the portfolio turnover rate of the Master Portfolio for the entire year.

                 See accompanying notes to financial statements.

                 STATE FARM MUTUAL FUND TRUST LIFEPATH 2020 FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                           From commencement
                                                                       of investment operations
                                                                             May 9, 2003 to
                                                                           December 31, 2003
                                                                       ------------------------
Institutional Shares
Net asset value, beginning of period                                             10.00

Income from Investment Operations
   Net investment income (a) (b)                                                  0.10
   Net gain (loss) on investments (both realized and unrealized) (a)              1.53
                                                                                ------
   Total from investment operations                                               1.63
                                                                                ------
Less Distributions
   Net investment income                                                         (0.04)
   Net realized gain (c)                                                            --
                                                                                ------
   Total distributions                                                           (0.04)
                                                                                ------
Net asset value, end of period                                                  $11.59
                                                                                ======
Total Return (d)                                                                 16.35%

Ratios/Supplemental Data
Net assets, end of period (millions)                                            $  5.7

Average net asset ratios assuming expense limitations
   Expenses (a)                                                                   0.80%(e)
   Net investment income (a)                                                      1.50%(e)

Average net asset ratios absent expense limitations
   Expenses (a)                                                                   1.23%(e)
   Net investment income (a)                                                      1.07%(e)

Portfolio turnover rate (f)                                                         23%

(a) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio. The expense and net investment income ratios for the Master Portfolio were 0.35% and 2.04%, respectively, for the year ended December 31, 2003.
(b) Average shares outstanding for the period were used to calculate net investment income.
(c) Distribution represents less than $0.01 per share for the period ended December 31, 2003.
(d)  Total return is not annualized for periods that are less than a full year.
(e)  Determined on an annualized basis.
(f) Amount represents the portfolio turnover rate of the Master Portfolio for the entire year.

                 See accompanying notes to financial statements.

                 STATE FARM MUTUAL FUND TRUST LIFEPATH 2030 FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                           From commencement
                                                                       of investment operations
                                                                             May 9, 2003 to
                                                                           December 31, 2003
                                                                       ------------------------
Class A Shares
Net asset value, beginning of period                                            $10.00

Income from Investment Operations
   Net investment income (a) (b)                                                  0.07
   Net gain (loss) on investments (both realized and unrealized)                  1.76
                                                                                ------
   Total from investment operations                                               1.83
                                                                                ------
Less Distributions
   Net investment income                                                         (0.03)
   Net realized gain (c)                                                            --
                                                                                ------
   Total distributions                                                           (0.03)
                                                                                ------
Net asset value, end of period                                                  $11.80
                                                                                ======
Total Return (d)                                                                 18.31%

Ratios/Supplemental Data
Net assets, end of period (millions)                                            $ 25.9

Average net asset ratios assuming expense limitations
   Expenses (a)                                                                   1.30%(e)
   Net investment income (a)                                                      1.05%(e)

Average net asset ratios absent expense limitations
   Expenses (a)                                                                   1.80%(e)
   Net investment income (a)                                                      0.55%(e)

Portfolio turnover rate (f)                                                         32%

(a) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio. The expense and net investment income ratios for the Master Portfolio were 0.35% and 1.98%, respectively, for the year ended December 31, 2003.
(b) Average shares outstanding for the period were used to calculate net investment income.
(c) Distribution represents less than $0.01 per share for the period ended December 31, 2003.
(d) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(e)  Determined on an annualized basis.
(f) Amount represents the portfolio turnover rate of the Master Portfolio for the entire year.

                 See accompanying notes to financial statements.

                 STATE FARM MUTUAL FUND TRUST LIFEPATH 2030 FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                       From commencement
                                                                   of investment operations
                                                                         May 9, 2003 to
                                                                       December 31, 2003
                                                                   ------------------------
Class B Shares
Net asset value, beginning of period                                        $10.00

Income from Investment Operations
   Net investment income (a) (b)                                              0.04
   Net gain (loss) on investments (both realized and unrealized)              1.75
                                                                            ------
   Total from investment operations                                           1.79
                                                                            ------
Less Distributions
   Net investment income                                                     (0.02)
   Net realized gain (c)                                                        --
                                                                            ------
   Total distributions                                                       (0.02)
                                                                            ------
Net asset value, end of period                                              $11.77
                                                                            ======
Total Return (d)                                                             17.89%

Ratios/Supplemental Data
Net assets, end of period (millions)                                        $  9.5

Average net asset ratios assuming expense limitations
   Expenses (a)                                                               1.70%(e)
   Net investment income (a)                                                  0.64%(e)

Average net asset ratios absent expense limitations
   Expenses (a)                                                               2.29%(e)
   Net investment income (a)                                                  0.05%(e)

Portfolio turnover rate (f)                                                     32%

(a) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio. The expense and net investment income ratios for the Master Portfolio were 0.35% and 1.98%, respectively, for the year ended December 31, 2003.
(b) Average shares outstanding for the period were used to calculate net investment income.
(c) Distribution represents less than $0.01 per share for the period ended December 31, 2003.
(d) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(e)  Determined on an annualized basis.
(f) Amount represents the portfolio turnover rate of the Master Portfolio for the entire year.

                 See accompanying notes to financial statements.

                 STATE FARM MUTUAL FUND TRUST LIFEPATH 2030 FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                            From commencement
                                                        of Investment operations
                                                              May 9, 2003 to
                                                            December 31, 2003
                                                        ------------------------
Institutional Shares
Net asset value, beginning of period                             10.00

Income from Investment Operations
   Net investment income (a) (b)                                  0.10
   Net gain (loss) on investments (both realized
      and unrealized)                                             1.77
                                                                ------
   Total from investment operations                               1.87
                                                                ------

Less Distributions
   Net investment income                                         (0.04)
   Net realized gain (c)                                            --
                                                                ------
   Total distributions                                           (0.04)
                                                                ------
Net asset value, end of period                                  $11.83
                                                                ======
Total Return (d)                                                 18.74%

Ratios/Supplemental Data
Net assets, end of period (millions)                            $  5.9

Average net asset ratios assuming expense limitations
   Expenses (a)                                                   0.80%(e)
   Net investment income (a)                                      1.53%(e)

Average net asset ratios absent expense limitations
   Expenses (a)                                                   1.49%(e)
   Net investment income (a)                                      0.84%(e)

Portfolio turnover rate (f)                                         32%

(a) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio. The expense and net investment income ratios for the Master Portfolio were 0.35% and 1.98%, respectively, for the year ended December 31, 2003.
(b) Average shares outstanding for the period were used to calculate net investment income.
(c) Distribution represents less than $0.01 per share for the period ended December 31, 2003.
(d)  Total return is not annualized for periods that are less than a full year.
(e)  Determined on an annualized basis.
(f) Amount represents the portfolio turnover rate of the Master Portfolio for the entire year.

                 See accompanying notes to financial statements.

                 STATE FARM MUTUAL FUND TRUST LIFEPATH 2040 FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                            From commencement
                                                        of investment operations
                                                              May 9, 2003 to
                                                            December 31, 2003
                                                        ------------------------
Class A Shares
Net asset value, beginning of period                            $10.00

Income from Investment Operations
   Net investment income (a) (b)                                  0.06
   Net gain (loss) on investments (both realized
      and unrealized)                                             2.08
                                                                ------
   Total from investment operations                               2.14
                                                                ------

Less Distributions
   Net investment income                                         (0.03)
   Net realized gain (c)                                            --
                                                                ------
   Total distributions                                           (0.03)
                                                                ------
Net asset value, end of period                                  $12.11
                                                                ======
Total Return (d)                                                 21.37%

Ratios/Supplemental Data
Net assets, end of period (millions)                            $ 12.3

Average net asset ratios assuming expense limitations
   Expenses (a)                                                   1.30%(e)
   Net investment income (a)                                      0.86%(e)

Average net asset ratios absent expense limitations
   Expenses (a)                                                   2.38%(e)
   Net investment income (loss) (a)                              (0.22)%(e)

Portfolio turnover rate (f)                                         29%

(a) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio. The expense and net investment income ratios for the Master Portfolio were 0.35% and 1.86%, respectively, for the year ended December 31, 2003.
(b) Average shares outstanding for the period were used to calculate net investment income.
(c) Distribution represents less than $0.01 per share for the period ended December 31, 2003.
(d) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(e)  Determined on an annualized basis.
(f) Amount represents the portfolio turnover rate of the Master Portfolio for the entire year.

                 See accompanying notes to financial statements.

                 STATE FARM MUTUAL FUND TRUST LIFEPATH 2040 FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                            From commencement
                                                        of investment operations
                                                              May 9, 2003 to
                                                            December 31, 2003
                                                        ------------------------
Class B Shares
Net asset value, beginning of period                            $10.00

Income from Investment Operations
   Net investment income (a) (b)                                  0.03
   Net gain (loss) on investments (both realized
      and unrealized)                                             2.07
                                                                ------
   Total from investment operations                               2.10
                                                                ------

Less Distributions
   Net investment income                                         (0.01)
   Net realized gain (c)                                            --
                                                                ------
   Total distributions                                           (0.01)
                                                                ------
Net asset value, end of period                                  $12.09
                                                                ======
Total Return (d)                                                 21.05%

Ratios/Supplemental Data
Net assets, end of period (millions)                            $  5.1

Average net asset ratios assuming expense limitations
   Expenses (a)                                                   1.70%(e)
   Net investment income (a)                                      0.47%(e)

Average net asset ratios absent expense limitations
   Expenses (a)                                                   2.85%(e)
   Net investment income (loss) (a)                              (0.68)%(e)

Portfolio turnover rate (f)                                         29%

(a) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio. The expense and net investment income ratios for the Master Portfolio were 0.35% and 1.86%, respectively, for the year ended December 31, 2003.
(b) Average shares outstanding for the period were used to calculate net investment income.
(c) Distribution represents less than $0.01 per share for the period ended December 31, 2003.
(d) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(e)  Determined on an annualized basis.
(f) Amount represents the portfolio turnover rate of the Master Portfolio for the entire year.

                 See accompanying notes to financial statements.

                 STATE FARM MUTUAL FUND TRUST LIFEPATH 2040 FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                            From commencement
                                                        of Investment operations
                                                              May 9, 2003 to
                                                            December 31, 2003
                                                        ------------------------
Institutional Shares
Net asset value, beginning of period                             10.00

Income from Investment Operations
   Net investment income (a) (b)                                  0.09
   Net gain (loss) on investments (both realized
      and unrealized) (a)                                         2.08
                                                                ------
   Total from investment operations                               2.17
                                                                ------

Less Distributions
   Net investment income                                         (0.04)
   Net realized gain (c)                                            --
                                                                ------
   Total distributions                                           (0.04)
                                                                ------
Net asset value, end of period                                  $12.13
                                                                ======
Total Return (d)                                                 21.70%

Ratios/Supplemental Data
Net assets, end of period (millions)                            $  2.8

Average net asset ratios assuming expense limitations
   Expenses (a)                                                   0.80%(e)
   Net investment income (a)                                      1.36%(e)

Average net asset ratios absent expense limitations
   Expenses (a)                                                   2.22%(e)
   Net investment income (loss) (a)                              (0.06)%(e)

Portfolio turnover rate (f)                                         29%

(a) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Master Portfolio. The expense and net investment income ratios for the Master Portfolio were 0.35% and 1.86%, respectively, for the year ended December 31, 2003.
(b) Average shares outstanding for the period were used to calculate net investment income.
(c) Distribution represents less than $0.01 per share for the period ended December 31, 2003.
(d)  Total return is not annualized for periods that are less than a full year.
(e)  Determined on an annualized basis.
(f) Amount represents the portfolio turnover rate of the Master Portfolio for the entire year.

                 See accompanying notes to financial statements.

                        REPORT OF INDEPENDENT AUDITORS

To the Shareholders and
Board of Trustees of the State Farm Mutual Fund Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the State Farm Equity Fund, State Farm Small Cap Equity Fund, State Farm International Equity Fund, State Farm S&P 500 Index Fund, State Farm Small Cap Index Fund, State Farm International Index Fund, State Farm Equity and Bond Fund, State Farm Bond Fund, State Farm Tax Advantaged Bond Fund, State Farm Money Market Fund, State Farm LifePath Income Fund, State Farm LifePath 2010 Fund, State Farm LifePath 2020 Fund, State Farm LifePath 2030 Fund, and State Farm LifePath 2040 Fund (collectively the Funds), comprising the State Farm Mutual Fund Trust as of December 31, 2003, the related statements of operations, changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2003 by correspondence with the custodian and brokers, or other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds of the State Farm Mutual Fund Trust at December 31, 2003, and the results of their operations, changes in their net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

                                          /s/ Ernst & Young

January 30, 2004
Chicago, Illinois

             Management Information - State Farm Mutual Fund Trust

I. Information about Non-Interested (Independent) Trustees of State Farm Mutual Fund Trust

                                                                                                                Number of
                                                                                                                Portfolios
                                                                                                                 in Fund
                            Position                                                                             Complex
                            Held with   Length of Time Served                                                    Overseen
Name, Address, and Age        Fund       and Term of Office     Principal Occupation(s) During the Past 5 years by Trustee
----------------------      --------- ------------------------- ----------------------------------------------- ----------
Thomas M. Mengler            Trustee  Began service in 2000 and     DEAN and PROFESSOR OF LAW - University          25
1000 LaSalle Avenue                   serves until successor is     of St. Thomas School of Law (since
Minneapolis, MN 55403                 elected or appointed.         6/2002); DEAN - University of Illinois
Age 50                                                              College of Law (8/1993-6/2002); TRUSTEE
                                                                    - State Farm Variable Product Trust,
                                                                    State Farm Associates' Funds Trust.
---------------------------------------------------------------------------------------------------------------------------
James A. Shirk               Trustee  Began service in 2000 and     DIRECTOR and PRESIDENT - Beer Nuts,             25
103 North Robinson                    serves until successor is     Inc. (manufacturer of snack foods);
Bloomington, Illinois 61701           elected or appointed.         TRUSTEE - State Farm Variable Product
Age 59                                                              Trust, State Farm Associates' Funds
                                                                    Trust.
---------------------------------------------------------------------------------------------------------------------------
Victor J. Boschini           Trustee  Began service in 2000 and     CHANCELLOR (since 2003) - Texas                 25
Office of the Chancellor              serves until successor is     Christian University; PRESIDENT -
Box # 297080                          elected or appointed.         (1999-2003) and VICE PRESIDENT
Fort Worth, TX 76129                                                (1997-1999) - Illinois State
Age 47                                                              University; TRUSTEE - State Farm
                                                                    Variable Product Trust, State Farm
                                                                    Associates' Funds Trust.
---------------------------------------------------------------------------------------------------------------------------
David L. Vance               Trustee  Began service in 2000 and     PRESIDENT (since 2000) - Caterpillar            25
100 N.E. Adams St.                    serves until successor is     University; CHIEF ECONOMIST AND MANAGER
Peoria, Illinois 61629                elected or appointed.         of the Business Intelligence Group
Age 51                                                              (since 1994) - Caterpillar, Inc.;
                                                                    TRUSTEE - State Farm Variable Product
                                                                    Trust, State Farm Associates' Funds
                                                                    Trust.
---------------------------------------------------------------------------------------------------------------------------
Donald A. Altorfer           Trustee  Began service in 2000 and     CHAIRMAN - Altorfer, Inc. (dealer in            25
4200 Rodger Street                    serves until successor is     heavy machinery and equipment); TRUSTEE
Springfield, Illinois 62703           elected or appointed.         - State Farm Variable Product Trust,
Age 60                                                              State Farm Associates' Funds Trust.


                                                                                Other
                                                                            Directorships
                                                                               Held by
Name, Address, and Age      Principal Occupation(s) During the Past 5 years    Trustee
----------------------      ----------------------------------------------- -------------
Thomas M. Mengler               DEAN and PROFESSOR OF LAW - University          None
1000 LaSalle Avenue             of St. Thomas School of Law (since
Minneapolis, MN 55403           6/2002); DEAN - University of Illinois
Age 50                          College of Law (8/1993-6/2002); TRUSTEE
                                - State Farm Variable Product Trust,
                                State Farm Associates' Funds Trust.
-----------------------------------------------------------------------------------------
James A. Shirk                  DIRECTOR and PRESIDENT - Beer Nuts,             None
103 North Robinson              Inc. (manufacturer of snack foods);
Bloomington, Illinois 61701     TRUSTEE - State Farm Variable Product
Age 59                          Trust, State Farm Associates' Funds
                                Trust.
-----------------------------------------------------------------------------------------
Victor J. Boschini              CHANCELLOR (since 2003) - Texas                 None
Office of the Chancellor        Christian University; PRESIDENT -
Box # 297080                    (1999-2003) and VICE PRESIDENT
Fort Worth, TX 76129            (1997-1999) - Illinois State
Age 47                          University; TRUSTEE - State Farm
                                Variable Product Trust, State Farm
                                Associates' Funds Trust.
-----------------------------------------------------------------------------------------
David L. Vance                  PRESIDENT (since 2000) - Caterpillar            None
100 N.E. Adams St.              University; CHIEF ECONOMIST AND MANAGER
Peoria, Illinois 61629          of the Business Intelligence Group
Age 51                          (since 1994) - Caterpillar, Inc.;
                                TRUSTEE - State Farm Variable Product
                                Trust, State Farm Associates' Funds
                                Trust.
-----------------------------------------------------------------------------------------
Donald A. Altorfer              CHAIRMAN - Altorfer, Inc. (dealer in            None
4200 Rodger Street              heavy machinery and equipment); TRUSTEE
Springfield, Illinois 62703     - State Farm Variable Product Trust,
Age 60                          State Farm Associates' Funds Trust.

             Management Information - State Farm Mutual Fund Trust

II. Information about Officers and Interested Trustees of State Farm Mutual Fund Trust

                                                                                                         Number of
                                                                                                         Portfolios
                                                                                                          in Fund
                            Position   Length of Time                                                     Complex
                            Held with  Served and Term                                                    Overseen
Name, Address, and Age        Fund        of Office      Principal Occupation(s) During the Past 5 years by Trustee
----------------------      --------- ------------------ ----------------------------------------------- ----------
Edward B. Rust, Jr.*         Trustee  Began service in       CHAIRMAN OF THE BOARD, CHIEF EXECUTIVE         25
One State Farm Plaza           and    2000 and serves        OFFICER, and DIRECTOR - State Farm
Bloomington, Illinois 61710 President until successor is     Mutual Automobile Insurance Company;
Age 53                                elected or             PRESIDENT and DIRECTOR - State Farm VP
                                      appointed.             Management Corp., State Farm Investment
                                                             Management Corp.; PRESIDENT and TRUSTEE
                                                             - State Farm Variable Product Trust,
                                                             State Farm Associates' Funds Trust.
--------------------------------------------------------------------------------------------------------------------
Michael L. Tipsord*         Trustee,  Began service in       SENIOR VICE PRESIDENT and TREASURER            25
One State Farm Plaza         Senior   2002 and serves        (since 12/2002), VICE PRESIDENT and
Bloomington, Illinois 61710   Vice    until successor is     TREASURER (7/2001-12/2002), and VICE
Age 44                      President elected or             PRESIDENT and ASSISTANT TREASURER
                               and    appointed.             (1/1999 - 7/2001) - State Farm Mutual
                            Treasurer                        Automobile Insurance Company; DIRECTOR,
                                                             SENIOR VICE PRESIDENT and TREASURER
                                                             (since 12/2002); VICE PRESIDENT and
                                                             ASSISTANT SECRETARY-TREASURER
                                                             (6/2001-12/2002) and ASSISTANT
                                                             SECRETARY-TREASURER (before 6/2001) -
                                                             State Farm Investment Management Corp.,
                                                             State Farm VP Management Corp.;
                                                             TRUSTEE, SENIOR VICE PRESIDENT and
                                                             TREASURER (since 12/2002), VICE
                                                             PRESIDENT and ASSISTANT
                                                             SECRETARY-TREASURER (6/2001 - 12/2002),
                                                             and ASSISTANT SECRETARY-TREASURER
                                                             (before 6/2001) - State Farm Variable
                                                             Product Trust, State Farm Associates'
                                                             Funds Trust.
--------------------------------------------------------------------------------------------------------------------
Jack W. North                Senior   Began service in       EXECUTIVE VICE PRESIDENT - FINANCIAL           N/A
One State Farm Plaza          Vice    2001 and serves        SERVICES (since 2001) and SENIOR VICE
Bloomington, Illinois 61710 President until removed.         PRESIDENT (before 2001) - State Farm
Age 56                                                       Mutual Automobile Insurance Company;
                                                             SENIOR VICE PRESIDENT and DIRECTOR
                                                             (since 2001) - State Farm Investment
                                                             Management Corp., State Farm VP
                                                             Management Corp.; SENIOR VICE PRESIDENT
                                                             (since 2001) - State Farm Variable
                                                             Product Trust, State Farm Associates'
                                                             Funds Trust.
--------------------------------------------------------------------------------------------------------------------
Paul N. Eckley               Senior   Began service in       SENIOR VICE PRESIDENT - INVESTMENTS -          N/A
One State Farm Plaza          Vice    2000 and serves        State Farm Mutual Automobile Insurance
Bloomington, Illinois 61710 President until removed.         Company; SENIOR VICE PRESIDENT - State
Age 49                                                       Farm Investment Management Corp., State
                                                             Farm Variable Product Trust, State Farm
                                                             Associates' Funds Trust.
--------------------------------------------------------------------------------------------------------------------
Susan D. Waring               Vice    Began service in       SENIOR VICE PRESIDENT and CHIEF                N/A
One State Farm Plaza        President 2000 and serves        ADMINISTRATIVE OFFICER (since 2001)
Bloomington, Illinois 61710           until removed.         -State Farm Life Insurance Company;
Age 54                                                       VICE PRESIDENT (before 2001) - State
                                                             Farm Mutual Automobile Insurance
                                                             Company; SENIOR VICE PRESIDENT and
                                                             DIRECTOR (since 2001) - State Farm VP
                                                             Management Corp.; VICE PRESIDENT -
                                                             State Farm Investment Management Corp.,
                                                             State Farm Variable Product Trust,
                                                             State Farm Associates' Funds Trust.
--------------------------------------------------------------------------------------------------------------------
Donald E. Heltner             Vice    Began service in       VICE PRESIDENT - FIXED INCOME - State          N/A
One State Farm Plaza        President 2000 and serves        Farm Mutual Automobile Insurance
Bloomington, Illinois 61710           until removed.         Company; VICE PRESIDENT - State Farm
Age 56                                                       Investment Management Corp., State Farm
                                                             Variable Product Trust, State Farm
                                                             Associates' Funds Trust.


                                                                                  Other
                                                                              Directorships
                                                                                 Held by
Name, Address, and Age      Principal Occupation(s) During the Past 5 years      Trustee
----------------------      ----------------------------------------------- ------------------
Edward B. Rust, Jr.*            CHAIRMAN OF THE BOARD, CHIEF EXECUTIVE          DIRECTOR -
One State Farm Plaza            OFFICER, and DIRECTOR - State Farm             McGraw-Hill
Bloomington, Illinois 61710     Mutual Automobile Insurance Company;           Corporation;
Age 53                          PRESIDENT and DIRECTOR - State Farm VP          DIRECTOR -
                                Management Corp., State Farm Investment     Caterpillar, Inc.;
                                Management Corp.; PRESIDENT and TRUSTEE         DIRECTOR -
                                - State Farm Variable Product Trust,           Helmerich &
                                State Farm Associates' Funds Trust.            Payne, Inc.
----------------------------------------------------------------------------------------------
Michael L. Tipsord*             SENIOR VICE PRESIDENT and TREASURER                NONE
One State Farm Plaza            (since 12/2002), VICE PRESIDENT and
Bloomington, Illinois 61710     TREASURER (7/2001-12/2002), and VICE
Age 44                          PRESIDENT and ASSISTANT TREASURER
                                (1/1999 - 7/2001) - State Farm Mutual
                                Automobile Insurance Company; DIRECTOR,
                                SENIOR VICE PRESIDENT and TREASURER
                                (since 12/2002); VICE PRESIDENT and
                                ASSISTANT SECRETARY-TREASURER
                                (6/2001-12/2002) and ASSISTANT
                                SECRETARY-TREASURER (before 6/2001) -
                                State Farm Investment Management Corp.,
                                State Farm VP Management Corp.;
                                TRUSTEE, SENIOR VICE PRESIDENT and
                                TREASURER (since 12/2002), VICE
                                PRESIDENT and ASSISTANT
                                SECRETARY-TREASURER (6/2001 - 12/2002),
                                and ASSISTANT SECRETARY-TREASURER
                                (before 6/2001) - State Farm Variable
                                Product Trust, State Farm Associates'
                                Funds Trust.
----------------------------------------------------------------------------------------------
Jack W. North                   EXECUTIVE VICE PRESIDENT - FINANCIAL               N/A
One State Farm Plaza            SERVICES (since 2001) and SENIOR VICE
Bloomington, Illinois 61710     PRESIDENT (before 2001) - State Farm
Age 56                          Mutual Automobile Insurance Company;
                                SENIOR VICE PRESIDENT and DIRECTOR
                                (since 2001) - State Farm Investment
                                Management Corp., State Farm VP
                                Management Corp.; SENIOR VICE PRESIDENT
                                (since 2001) - State Farm Variable
                                Product Trust, State Farm Associates'
                                Funds Trust.
----------------------------------------------------------------------------------------------
Paul N. Eckley                  SENIOR VICE PRESIDENT - INVESTMENTS -              N/A
One State Farm Plaza            State Farm Mutual Automobile Insurance
Bloomington, Illinois 61710     Company; SENIOR VICE PRESIDENT - State
Age 49                          Farm Investment Management Corp., State
                                Farm Variable Product Trust, State Farm
                                Associates' Funds Trust.
----------------------------------------------------------------------------------------------
Susan D. Waring                 SENIOR VICE PRESIDENT and CHIEF                    N/A
One State Farm Plaza            ADMINISTRATIVE OFFICER (since 2001)
Bloomington, Illinois 61710     -State Farm Life Insurance Company;
Age 54                          VICE PRESIDENT (before 2001) - State
                                Farm Mutual Automobile Insurance
                                Company; SENIOR VICE PRESIDENT and
                                DIRECTOR (since 2001) - State Farm VP
                                Management Corp.; VICE PRESIDENT -
                                State Farm Investment Management Corp.,
                                State Farm Variable Product Trust,
                                State Farm Associates' Funds Trust.
----------------------------------------------------------------------------------------------
Donald E. Heltner               VICE PRESIDENT - FIXED INCOME - State              N/A
One State Farm Plaza            Farm Mutual Automobile Insurance
Bloomington, Illinois 61710     Company; VICE PRESIDENT - State Farm
Age 56                          Investment Management Corp., State Farm
                                Variable Product Trust, State Farm
                                Associates' Funds Trust.

             Management Information - State Farm Mutual Fund Trust

                                                                                                        Number of
                                                                                                        Portfolios
                                                                                                         in Fund       Other
                            Position   Length of Time                                                    Complex   Directorships
                            Held with  Served and Term                                                   Overseen     Held by
Name, Address, and Age        Fund        of Office     Principal Occupation(s) During the Past 5 years by Trustee    Trustee
----------------------      --------- ----------------- ----------------------------------------------- ---------- -------------
John S. Concklin              Vice    Began service in      VICE PRESIDENT - COMMON STOCKS - State         N/A          N/A
One State Farm Plaza        President 2000 and serves       Farm Mutual Automobile Insurance
Bloomington, Illinois 61710           until removed.        Company; VICE PRESIDENT - State Farm
Age 57                                                      Investment Management Corp., State Farm
                                                            Variable Product Trust, State Farm
                                                            Associates' Funds Trust.
--------------------------------------------------------------------------------------------------------------------------------
Phillip G. Hawkins            Vice    Began service in      VICE PRESIDENT - SECURITIES PRODUCTS           N/A          N/A
Three State Farm Plaza      President 2003 and serves       (since 8/2003), EXECUTIVE ASSISTANT
Bloomington, Illinois 61791           until removed.        (11/2002 - 8/2003), DIRECTOR -
Age 43                                                      STRATEGIC RESOURCES (12/1999 -
                                                            11/2002), AGENCY FIELD EXECUTIVE
                                                            (before 12/1999) - State Farm Mutual
                                                            Automobile Insurance Company;
                                                            VICE PRESIDENT (since 2003) - State
                                                            Farm Investment Management Corp., State
                                                            Farm VP Management Corp., State Farm
                                                            Variable Product Trust, State Farm
                                                            Associates' Funds Trust.
--------------------------------------------------------------------------------------------------------------------------------
David R. Grimes               Vice    Began service in      ASSISTANT VICE PRESIDENT - State Farm          N/A          N/A
Three State Farm Plaza      President 2000 and serves       Mutual Automobile Insurance Company;
Bloomington, Illinois 61791    and    until removed and     VICE PRESIDENT AND SECRETARY - State
Age 61                      Secretary successor is          Farm Investment Management Corp., State
                                      appointed.            Farm VP Management Corp., State Farm
                                                            Variable Product Trust, State Farm
                                                            Associates' Funds Trust.

---------------------

*Messrs. Rust and Tipsord are "interested" Trustees as defined by the Investment Company Act of 1940 because each is (i) an Officer of State Farm Mutual Fund Trust (the "Trust"), (ii) a Director of State Farm Investment Management Corp., the Trust's investment adviser, (iii) a Director of State Farm VP Management Corp., the Trust's distributor, (iv) an Officer of State Farm Investment Management Corp., and (v) an Officer of State Farm VP Management Corp.

 The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees of the Trust, and the SAI is available without charge upon request. Call toll-free 1-800-447-4930 to request a copy of the SAI.

                         S&P 500 INDEX MASTER PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                December 31, 2003

                                              Shares           Value
                                           -------------   -------------
COMMON STOCKS (98.63%)
ADVERTISING (0.22%)
Interpublic Group of Companies Inc. (a)          144,347   $   2,251,813
Omnicom Group Inc.                                66,159       5,777,665
                                                           -------------
                                                               8,029,478
                                                           -------------
AEROSPACE / DEFENSE (1.53%)
Boeing Co. (The)                                 292,914      12,343,396
General Dynamics Corp.                            68,846       6,222,990
Goodrich (B.F.) Co.                               40,960       1,216,102
Lockheed Martin Corp.                            156,994       8,069,492
Northrop Grumman Corp.                            63,766       6,096,030
Raytheon Co.                                     144,913       4,353,187
Rockwell Collins Inc.                             61,645       1,851,199
United Technologies Corp.                        163,839      15,527,022
                                                           -------------
                                                              55,679,418
                                                           -------------
AIRLINES (0.14%)
Delta Air Lines Inc.                              43,017         508,031
Southwest Airlines Co.                           274,067       4,423,441
                                                           -------------
                                                               4,931,472
                                                           -------------
APPAREL (0.32%)
Jones Apparel Group Inc.                          43,978       1,549,345
Liz Claiborne Inc.                                38,006       1,347,693
Nike Inc. Class B                                 91,375       6,255,532
Reebok International Ltd.                         20,496         805,903
VF Corp.                                          37,633       1,627,251
                                                           -------------
                                                              11,585,724
                                                           -------------
AUTO MANUFACTURERS (0.69%)
Ford Motor Company                               637,519      10,200,304
General Motors Corp.                             195,252      10,426,457
Navistar International Corp. (a)                  23,926       1,145,816
PACCAR Inc.                                       40,623       3,457,830
                                                           -------------
                                                              25,230,407
                                                           -------------
AUTO PARTS & EQUIPMENT (0.12%)
Cooper Tire & Rubber Co.                          25,727         550,043
Dana Corp.                                        51,766         949,906
Delphi Corp.                                     195,123       1,992,206
Goodyear Tire & Rubber Co. (The) (a)              61,096         480,215
Visteon Corp.                                     45,557         474,248
                                                           -------------
                                                               4,446,618
                                                           -------------
BANKS (7.36%)
AmSouth Bancorp                                  122,251       2,995,149
Bank of America Corp.                            517,339      41,609,576
Bank of New York Co. Inc. (The)                  269,339       8,920,508
Bank One Corp.                                   389,252      17,745,999
BB&T Corp.                                       190,312       7,353,656
Charter One Financial Inc.                        77,526       2,678,523
Comerica Inc.                                     61,063   $   3,423,192
Fifth Third Bancorp                              198,129      11,709,424
First Tennessee National Corp.                    43,692       1,926,817
FleetBoston Financial Corp.                      367,175      16,027,189
Golden West Financial Corp.                       52,902       5,458,957
Huntington Bancshares Inc.                        79,691       1,793,048
KeyCorp                                          145,951       4,279,283
Marshall & Ilsley Corp.                           78,834       3,015,400
Mellon Financial Corp.                           149,790       4,809,757
National City Corp.                              211,676       7,184,283
North Fork Bancorp Inc.                           52,802       2,136,897
Northern Trust Corp.                              76,717       3,561,203
PNC Financial Services Group                      96,545       5,283,908
Regions Financial Corp.                           77,346       2,877,271
SouthTrust Corp.                                 115,543       3,781,722
State Street Corp.                               116,362       6,060,133
SunTrust Banks Inc.                               98,024       7,008,716
Synovus Financial Corp.                          105,056       3,038,220
U.S. Bancorp                                     671,549      19,998,729
Union Planters Corp.                              65,665       2,067,791
Wachovia Corp.                                   460,920      21,474,263
Washington Mutual Inc.                           313,144      12,563,337
Wells Fargo & Company                            589,134      34,694,101
Zions Bancorporation                              31,293       1,919,200
                                                           -------------
                                                             267,396,252
                                                           -------------
BEVERAGES (2.60%)
Anheuser-Busch Companies Inc.                    283,694      14,945,000
Brown-Forman Corp. Class B                        21,130       1,974,598
Coca-Cola Co. (The)                              853,587      43,319,540
Coca-Cola Enterprises Inc.                       158,375       3,463,661
Coors (Adolf) Company Class B                     12,680         711,348
Pepsi Bottling Group Inc.                         91,509       2,212,688
PepsiCo Inc.                                     597,753      27,867,245
                                                           -------------
                                                              94,494,080
                                                           -------------
BIOTECHNOLOGY (1.09%)
Amgen Inc. (a)                                   449,136      27,756,605
Biogen Idec Inc. (a)                             114,072       4,195,568
Chiron Corp. (a)                                  65,354       3,724,524
Genzyme Corp. - General Division (a)              78,036       3,850,296
                                                           -------------
                                                              39,526,993
                                                           -------------
BUILDING MATERIALS (0.24%)
American Standard Companies Inc. (a)              25,347       2,552,443
Masco Corp.                                      161,275       4,420,548
Vulcan Materials Co.                              35,417       1,684,787
                                                           -------------
                                                               8,657,778
                                                           -------------
CHEMICALS (1.51%)
Air Products & Chemicals Inc.                     79,124       4,180,121

                 See accompanying notes to financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (Continued)
                               December 31, 2003

                                              Shares           Value
                                           -------------   -------------
COMMON STOCKS (Cont.)
CHEMICALS (Cont.)
Ashland Inc.                                      23,894   $   1,052,770
Dow Chemical Co. (The)                           320,509      13,323,559
Du Pont (E.I.) de Nemours and Co.                347,056      15,926,400
Eastman Chemical Co.                              26,947       1,065,215
Engelhard Corp.                                   43,671       1,307,946
Great Lakes Chemical Corp.                        17,630         479,360
Hercules Inc. (a)                                 38,647         471,493
Monsanto Co.                                      91,236       2,625,772
PPG Industries Inc.                               59,171       3,788,127
Praxair Inc.                                     113,213       4,324,737
Rohm & Haas Co.                                   77,536       3,311,563
Sherwin-Williams Co. (The)                        50,748       1,762,986
Sigma-Aldrich Corp.                               24,148       1,380,783
                                                           -------------
                                                              55,000,832
                                                           -------------
COMMERCIAL SERVICES (1.04%)
Apollo Group Inc. Class A (a)                     61,402       4,175,336
Block (H & R) Inc.                                62,080       3,437,370
Cendant Corp. (a)                                352,769       7,856,166
Concord EFS Inc. (a)                             161,974       2,403,694
Convergys Corp. (a)                               49,786         869,264
Deluxe Corp.                                      17,607         727,697
Donnelley (R.R.) & Sons Co.                       39,573       1,193,126
Ecolab Inc.                                       89,723       2,455,719
Equifax Inc.                                      48,438       1,186,731
McKesson Corp.                                   101,456       3,262,825
Monster Worldwide Inc. (a)                        39,279         862,567
Moody's Corp.                                     51,804       3,136,732
Paychex Inc.                                     131,271       4,883,281
Robert Half International Inc. (a)                59,632       1,391,811
                                                           -------------
                                                              37,842,319
                                                           -------------
COMPUTERS (5.84%)
Apple Computer Inc. (a)                          126,201       2,696,915
Cisco Systems Inc. (a)                         2,403,655      58,384,780
Computer Sciences Corp. (a)                       65,229       2,885,079
Dell Inc. (a)                                    891,513      30,275,781
Electronic Data Systems Corp.                    167,269       4,104,781
EMC Corp. (a)                                    836,730      10,810,552
Gateway Inc. (a)                                 113,029         519,933
Hewlett-Packard Co.                            1,061,681      24,386,813
International Business Machines Corp.            599,029      55,518,008
Lexmark International Inc. (a)                    44,730       3,517,567
NCR Corp. (a)                                     32,929       1,277,645
Network Appliance Inc. (a)                       120,118       2,466,023
Sun Microsystems Inc. (a)                      1,137,356       5,106,728
SunGard Data Systems Inc. (a)                    100,018       2,771,499
Unisys Corp. (a)                                 115,070       1,708,789
Veritas Software Corp. (a)                       148,867       5,531,898
                                                           -------------
                                                             211,962,791
                                                           -------------
COSMETICS / PERSONAL CARE (2.36%)
Alberto-Culver Co. Class B                        20,469   $   1,291,185
Avon Products Inc.                                82,344       5,557,397
Colgate-Palmolive Co.                            187,065       9,362,603
Gillette Co. (The)                               352,275      12,939,061
International Flavors & Fragrances Inc.           32,601       1,138,427
Kimberly-Clark Corp.                             175,651      10,379,218
Procter & Gamble Co.                             451,498      45,095,620
                                                           -------------
                                                              85,763,511
                                                           -------------
DISTRIBUTION / WHOLESALE (0.26%)
Costco Wholesale Corp. (a)                       159,374       5,925,525
Genuine Parts Co.                                 60,583       2,011,356
Grainger (W.W.) Inc.                              31,766       1,505,391
                                                           -------------
                                                               9,442,272
                                                           -------------
DIVERSIFIED FINANCIAL SERVICES (9.49%)
American Express Co.                             447,858      21,600,191
American International Group Inc.                908,053      60,185,753
Bear Stearns Companies Inc. (The)                 34,133       2,728,933
Capital One Financial Corp.                       80,398       4,927,593
Citigroup Inc.                                 1,796,169      87,186,043
Countrywide Financial Corp.                       64,104       4,862,313
Fannie Mae                                       338,325      25,394,674
Federated Investors Inc. Class B                  37,823       1,110,483
Franklin Resources Inc.                           87,383       4,549,159
Freddie Mac                                      242,240      14,127,437
Goldman Sachs Group Inc. (The)                   164,857      16,276,332
Janus Capital Group Inc.                          83,822       1,375,519
JP Morgan Chase & Co.                            710,383      26,092,368
Lehman Brothers Holdings Inc.                     94,546       7,300,842
MBNA Corp.                                       444,881      11,055,293
Merrill Lynch & Co. Inc.                         329,134      19,303,709
Morgan Stanley                                   377,105      21,823,066
Providian Financial Corp. (a)                    101,084       1,176,618
Schwab (Charles) Corp. (The)                     472,315       5,592,210
SLM Corp.                                        156,980       5,915,006
T. Rowe Price Group Inc.                          43,349       2,055,176
                                                           -------------
                                                             344,638,718
                                                           -------------
ELECTRIC (2.47%)
AES Corp. (The) (a)                              216,771       2,046,318
Allegheny Energy Inc. (a)                         44,243         564,541
Ameren Corp.                                      56,538       2,600,748
American Electric Power Co. Inc.                 137,547       4,196,559
Calpine Corp. (a)                                143,767         691,519
CenterPoint Energy Inc.                          106,608       1,033,032
Cinergy Corp.                                     61,992       2,405,910
CMS Energy Corp. (a)                              56,061         477,640
Consolidated Edison Inc.                          78,493       3,375,984
Constellation Energy Group Inc.                   58,250       2,281,070
Dominion Resources Inc.                          112,951       7,209,662

                 See accompanying notes to financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                              Shares           Value
                                           -------------   -------------
COMMON STOCKS (Cont.)
ELECTRIC (Cont.)
DTE Energy Co.                                    58,608   $   2,309,155
Duke Energy Corp.                                315,972       6,461,627
Edison International (a)                         113,458       2,488,134
Entergy Corp.                                     79,661       4,551,033
Exelon Corp.                                     113,859       7,555,683
FirstEnergy Corp.                                114,835       4,042,192
FPL Group Inc.                                    64,043       4,189,693
NiSource Inc.                                     91,403       2,005,382
PG&E Corp. (a)                                   144,400       4,009,988
Pinnacle West Capital Corp.                       31,789       1,272,196
PPL Corp.                                         61,735       2,700,906
Progress Energy Inc.                              85,321       3,861,628
Public Service Enterprise Group Inc.              81,872       3,585,994
Southern Company                                 254,930       7,711,632
TECO Energy Inc.                                  65,421         942,717
TXU Corp.                                        112,759       2,674,643
Xcel Energy Inc.                                 138,885       2,358,267
                                                           -------------
                                                              89,603,853
                                                           -------------
ELECTRICAL COMPONENTS & EQUIPMENT (0.12%)
American Power Conversion Corp.                   69,118       1,689,935
Molex Inc.                                        66,279       2,312,474
Power-One Inc. (a)                                29,028         314,373
                                                           -------------
                                                               4,316,782
                                                           -------------
ELECTRONICS (0.70%)
Agilent Technologies Inc. (a)                    165,553       4,840,770
Applera Corp. - Applied Biosystems Group          72,416       1,499,735
Jabil Circuit Inc. (a)                            69,535       1,967,840
Johnson Controls Inc.                             31,444       3,651,277
Millipore Corp. (a)                               17,001         731,893
Parker Hannifin Corp.                             41,291       2,456,814
PerkinElmer Inc.                                  44,189         754,306
Sanmina-SCI Corp. (a)                            180,096       2,271,011
Solectron Corp. (a)                              291,026       1,719,964
Symbol Technologies Inc.                          80,300       1,356,267
Tektronix Inc.                                    29,426         929,862
Thermo Electron Corp. (a)                         56,706       1,428,991
Thomas & Betts Corp.                              20,372         466,315
Waters Corp. (a)                                  42,288       1,402,270
                                                           -------------
                                                              25,477,315
                                                           -------------
ENGINEERING & CONSTRUCTION (0.03%)
Fluor Corp.                                       28,575       1,132,713
                                                           -------------
ENTERTAINMENT (0.12%)
International Game Technology Inc.               120,538       4,303,207
                                                           -------------
ENVIRONMENTAL CONTROL (0.21%)
Allied Waste Industries Inc. (a)                 111,468       1,547,176
Waste Management Inc.                            202,816   $   6,003,354
                                                           -------------
                                                               7,550,530
                                                           -------------
FOOD (1.78%)
Albertson's Inc.                                 127,740       2,893,311
Archer-Daniels-Midland Co.                       225,181       3,427,255
Campbell Soup Co.                                142,864       3,828,755
ConAgra Foods Inc.                               186,937       4,933,267
General Mills Inc.                               129,994       5,888,728
Heinz (H.J.) Co.                                 122,524       4,463,549
Hershey Foods Corp.                               45,309       3,488,340
Kellogg Co.                                      142,117       5,411,815
Kroger Co. (a)                                   259,451       4,802,438
McCormick & Co. Inc.                              48,325       1,454,582
Safeway Inc. (a)                                 154,019       3,374,556
Sara Lee Corp.                                   275,157       5,973,658
SUPERVALU Inc.                                    46,701       1,335,182
Sysco Corp.                                      225,338       8,389,334
Winn-Dixie Stores Inc.                            49,350         491,032
Wrigley (William Jr.) Co.                         78,251       4,398,489
                                                           -------------
                                                              64,554,291
                                                           -------------
FOREST PRODUCTS & PAPER (0.60%)
Boise Cascade Corp.                               30,097         988,987
Georgia-Pacific Corp.                             88,496       2,714,172
International Paper Co.                          167,284       7,211,613
Louisiana-Pacific Corp. (a)                       36,888         659,557
MeadWestvaco Corp.                                69,846       2,077,919
Plum Creek Timber Co. Inc.                        63,705       1,939,817
Temple-Inland Inc.                                18,901       1,184,526
Weyerhaeuser Co.                                  76,531       4,897,984
                                                           -------------
                                                              21,674,575
                                                           -------------
GAS (0.15%)
KeySpan Corp.                                     55,374       2,037,763
Nicor Inc.                                        15,342         522,242
Peoples Energy Corp.                              12,821         538,995
Sempra Energy                                     78,760       2,367,526
                                                           -------------
                                                               5,466,526
                                                           -------------
HAND / MACHINE TOOLS (0.35%)
Black & Decker Corp.                              27,061       1,334,649
Emerson Electric Co.                             146,521       9,487,235
Snap-On Inc.                                      20,298         654,408
Stanley Works (The)                               28,231       1,069,108
                                                           -------------
                                                              12,545,400
                                                           -------------
HEALTH CARE (4.64%)
Aetna Inc.                                        53,127       3,590,323
Anthem Inc. (a)                                   48,143       3,610,725
Bard (C.R.) Inc.                                  18,060       1,467,375

                 See accompanying notes to financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                              Shares           Value
                                           -------------   -------------
COMMON STOCKS (Cont.)
HEALTH CARE (Cont.)
Bausch & Lomb Inc.                                18,262   $     947,798
Baxter International Inc.                        212,487       6,485,103
Becton, Dickinson & Co.                           88,410       3,637,187
Biomet Inc.                                       89,011       3,240,891
Boston Scientific Corp. (a)                      285,227      10,484,945
Express Scripts Inc. (a)                          27,342       1,816,329
Guidant Corp.                                    108,280       6,518,456
HCA Inc.                                         172,535       7,412,104
Health Management Associates Inc. Class A         83,515       2,004,360
Humana Inc. (a)                                   56,076       1,281,337
Johnson & Johnson                              1,033,457      53,388,389
Manor Care Inc.                                   31,027       1,072,603
Medco Health Solutions Inc. (a)                   94,107       3,198,697
Medtronic Inc.                                   422,030      20,514,878
Quest Diagnostics Inc. (a)                        36,199       2,646,509
St. Jude Medical Inc. (a)                         60,067       3,685,110
Stryker Corp.                                     69,454       5,904,285
Tenet Healthcare Corp. (a)                       161,853       2,597,741
UnitedHealth Group Inc.                          204,266      11,884,196
WellPoint Health Networks Inc. (a)                52,900       5,130,771
Zimmer Holdings Inc. (a)                          84,195       5,927,328
                                                           -------------
                                                             168,447,440
                                                           -------------
HOME BUILDERS (0.15%)
Centex Corp.                                      21,645       2,330,084
KB Home                                           16,144       1,170,763
Pulte Homes Inc.                                  21,602       2,022,379
                                                           -------------
                                                               5,523,226
                                                           -------------
HOME FURNISHINGS (0.11%)
Leggett & Platt Inc.                              66,814       1,445,187
Maytag Corp.                                      27,362         762,032
Whirlpool Corp.                                   24,249       1,761,690
                                                           -------------
                                                               3,968,909
                                                           -------------
HOUSEHOLD PRODUCTS / WARES (0.34%)
American Greetings Corp. Class A (a)              23,157         506,444
Avery Dennison Corp.                              38,470       2,155,089
Clorox Co.                                        73,484       3,568,383
Fortune Brands Inc.                               50,785       3,630,620
Newell Rubbermaid Inc.                            95,557       2,175,833
Tupperware Corp.                                  20,369         353,198
                                                           -------------
                                                              12,389,567
                                                           -------------
INSURANCE (3.09%)
ACE Ltd.                                          97,162       4,024,450
AFLAC Inc.                                       178,569       6,460,626
Allstate Corp. (The)                             244,965      10,538,394
Ambac Financial Group Inc.                        37,210       2,582,002
AON Corp.                                        109,183       2,613,841
Chubb Corp.                                       65,386       4,452,787
CIGNA Corp.                                       48,922   $   2,813,015
Cincinnati Financial Corp.                        55,868       2,339,752
Hancock (John) Financial Services Inc.           100,743       3,777,862
Hartford Financial Services Group Inc.            98,497       5,814,278
Jefferson-Pilot Corp.                             49,120       2,487,928
Lincoln National Corp.                            61,980       2,502,133
Loews Corp.                                       64,577       3,193,333
Marsh & McLennan Companies Inc.                  184,629       8,841,883
MBIA Inc.                                         50,189       2,972,694
MetLife Inc.                                     264,688       8,912,045
MGIC Investment Corp.                             34,272       1,951,448
Principal Financial Group Inc.                   112,443       3,718,490
Progressive Corp. (The)                           75,211       6,286,887
Prudential Financial Inc.                        188,202       7,861,198
SAFECO Corp.                                      48,254       1,878,528
St. Paul Companies Inc.                           79,449       3,150,153
Torchmark Corp.                                   39,413       1,794,868
Travelers Property Casualty Corp.
   Class B                                       349,845       5,936,870
UNUMProvident Corp.                              103,107       1,625,997
XL Capital Ltd. Class A                           47,791       3,706,192
                                                           -------------
                                                             112,237,654
                                                           -------------
IRON / STEEL (0.09%)
Allegheny Technologies Inc.                       28,110         371,614
Nucor Corp.                                       27,266       1,526,896
United States Steel Corp.                         35,970       1,259,669
                                                           -------------
                                                               3,158,179
                                                           -------------
LEISURE TIME (0.44%)
Brunswick Corp.                                   31,856       1,013,976
Carnival Corp.                                   219,318       8,713,504
Harley-Davidson Inc.                             105,497       5,014,272
Sabre Holdings Corp.                              49,969       1,078,831
                                                           -------------
                                                              15,820,583
                                                           -------------
LODGING (0.29%)
Harrah's Entertainment Inc.                       38,456       1,913,955
Hilton Hotels Corp.                              132,077       2,262,479
Marriott International Inc. Class A               80,520       3,720,024
Starwood Hotels & Resorts Worldwide Inc.          70,409       2,532,612
                                                           -------------
                                                              10,429,070
                                                           -------------
MACHINERY (0.70%)
Caterpillar Inc.                                 120,900      10,037,118
Cummins Inc.                                      14,722         720,495
Deere & Co.                                       83,560       5,435,578
Dover Corp.                                       70,522       2,803,249

                 See accompanying notes to financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                              Shares           Value
                                           -------------   -------------
COMMON STOCKS (Cont.)
MACHINERY (Cont.)
Ingersoll-Rand Co. Class A                        60,398   $   4,099,816
Rockwell Automation Inc.                          64,903       2,310,547
                                                           -------------
                                                              25,406,803
                                                           -------------
MANUFACTURERS (5.18%)
Cooper Industries Ltd.                            32,498       1,882,609
Crane Co.                                         20,701         636,349
Danaher Corp.                                     53,463       4,905,230
Eastman Kodak Co.                                 99,793       2,561,686
Eaton Corp.                                       26,459       2,857,043
General Electric Co.                           3,496,069     108,308,218
Honeywell International Inc.                     300,143      10,033,781
Illinois Tool Works Inc.                         107,280       9,001,865
ITT Industries Inc.                               32,123       2,383,848
Pall Corp.                                        43,516       1,167,534
Textron Inc.                                      47,353       2,701,962
3M Co.                                           273,281      23,237,083
Tyco International Ltd.                          696,041      18,445,087
                                                           -------------
                                                             188,122,295
                                                           -------------
MEDIA (3.79%)
Clear Channel Communications Inc.                214,329      10,037,027
Comcast Corp. Class A (a)                        783,731      25,761,238
Dow Jones & Co. Inc.                              28,394       1,415,441
Gannett Co. Inc.                                  94,376       8,414,564
Knight Ridder Inc.                                27,823       2,152,666
McGraw-Hill Companies Inc. (The)                  66,708       4,664,223
Meredith Corp.                                    17,474         852,906
New York Times Co. Class A                        51,870       2,478,867
Time Warner Inc. (a)                           1,574,386      28,323,204
Tribune Co.                                      108,727       5,610,313
Univision Communications Inc. Class A (a)        112,282       4,456,473
Viacom Inc. Class B                              609,068      27,030,438
Walt Disney Co. (The)                            712,151      16,614,483
                                                           -------------
                                                             137,811,843
                                                           -------------
METAL FABRICATE / HARDWARE (0.01%)
Worthington Industries Inc.                       29,999         540,882
                                                           -------------
MINING (0.66%)
Alcoa Inc.                                       301,295      11,449,210
Freeport-McMoRan Copper & Gold Inc.               63,544       2,677,109
Newmont Mining Corp.                             150,446       7,313,180
Phelps Dodge Corp. (a)                            31,113       2,367,388
                                                           -------------
                                                              23,806,887
                                                           -------------
OFFICE / BUSINESS EQUIPMENT (0.20%)
Pitney Bowes Inc.                                 81,326       3,303,462
Xerox Corp. (a)                                  275,740   $   3,805,212
                                                           -------------
                                                               7,108,674
                                                           -------------
OIL & GAS PRODUCERS (5.19%)
Amerada Hess Corp.                                31,300       1,664,221
Anadarko Petroleum Corp.                          87,352       4,455,826
Apache Corp.                                      56,423       4,575,905
Burlington Resources Inc.                         69,169       3,830,579
ChevronTexaco Corp.                              372,192      32,153,667
ConocoPhillips                                   237,031      15,542,123
Devon Energy Corp.                                80,967       4,636,170
EOG Resources Inc.                                40,078       1,850,401
Exxon Mobil Corp.                              2,301,444      94,359,204
Kerr-McGee Corp.                                  35,121       1,632,775
Kinder Morgan Inc.                                42,913       2,536,158
Marathon Oil Corp.                               108,019       3,574,349
Nabors Industries Ltd. (a)                        51,048       2,118,492
Noble Corp. (a)                                   46,587       1,666,883
Occidental Petroleum Corp.                       134,087       5,663,835
Rowan Companies Inc. (a)                          32,766         759,188
Sunoco Inc.                                       26,902       1,376,037
Transocean Inc. (a)                              111,396       2,674,618
Unocal Corp.                                      90,154       3,320,372
                                                           -------------
                                                             188,390,803
                                                           -------------
OIL & GAS SERVICES (0.57%)
Baker Hughes Inc.                                116,586       3,749,406
BJ Services Co. (a)                               55,122       1,978,880
Halliburton Co.                                  152,540       3,966,040
Schlumberger Ltd.                                203,837      11,153,961
                                                           -------------
                                                              20,848,287
                                                           -------------
PACKAGING & CONTAINERS (0.14%)
Ball Corp.                                        19,617       1,168,585
Bemis Co.                                         18,502         925,100
Pactiv Corp. (a)                                  54,735       1,308,167
Sealed Air Corp. (a)                              29,594       1,602,219
                                                           -------------
                                                               5,004,071
                                                           -------------
PHARMACEUTICALS (7.12%)
Abbott Laboratories                              544,329      25,365,731
Allergan Inc.                                     45,413       3,488,173
AmerisourceBergen Corp.                           38,967       2,187,997
Bristol-Myers Squibb Co.                         675,219      19,311,263
Cardinal Health Inc.                             150,749       9,219,809
Forest Laboratories Inc. (a)                     127,302       7,867,264
King Pharmaceuticals Inc. (a)                     83,986       1,281,626
Lilly (Eli) & Co.                                390,974      27,497,201
MedImmune Inc. (a)                                86,202       2,189,531
Merck & Co. Inc.                                 774,719      35,792,018
Pfizer Inc.                                    2,657,194      93,878,664
Schering-Plough Corp.                            511,651       8,897,611

                 See accompanying notes to financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                              Shares           Value
                                           -------------   -------------
COMMON STOCKS (Cont.)
PHARMACEUTICALS (Cont.)
Watson Pharmaceuticals Inc. (a)                   37,595   $   1,729,370
Wyeth                                            463,707      19,684,362
                                                           -------------
                                                             258,390,620
                                                           -------------
PIPELINES (0.11%)
Dynegy Inc. Class A (a)                          131,351         562,182
El Paso Corp.                                    211,726       1,734,036
Williams Companies Inc.                          180,459       1,772,107
                                                           -------------
                                                               4,068,325
                                                           -------------
REAL ESTATE INVESTMENT TRUSTS (0.36%)
Apartment Investment &  Management Co.
 Class A                                          32,812       1,132,014
Equity Office Properties Trust                   139,203       3,988,166
Equity Residential                                95,900       2,830,009
ProLogis                                          62,649       2,010,406
Simon Property Group Inc.                         66,617       3,087,032
                                                           -------------
                                                              13,047,627
                                                           -------------
RETAIL (7.05%)
AutoNation Inc. (a)                               95,758       1,759,074
AutoZone Inc. (a)                                 30,909       2,633,756
Bed Bath & Beyond Inc. (a)                       103,110       4,469,819
Best Buy Co. Inc.                                112,676       5,886,194
Big Lots Inc. (a)                                 40,725         578,702
Circuit City Stores Inc.                          72,965         739,135
CVS Corp.                                        137,521       4,967,259
Darden Restaurants Inc.                           57,420       1,208,117
Dillards Inc. Class A                             28,979         476,994
Dollar General Corp.                             117,326       2,462,673
eBay Inc. (a)                                    224,917      14,527,389
Family Dollar Stores Inc.                         60,044       2,154,379
Federated Department Stores Inc.                  62,956       2,967,116
Gap Inc. (The)                                   311,901       7,239,222
Home Depot Inc.                                  792,206      28,115,391
Kohls Corp. (a)                                  118,380       5,319,997
Limited Brands Inc.                              179,923       3,244,012
Lowe's Companies Inc.                            273,791      15,165,283
May Department Stores Co. (The)                  100,492       2,921,302
McDonald's Corp.                                 441,918      10,972,824
Nordstrom Inc.                                    47,843       1,641,015
Office Depot Inc. (a)                            109,010       1,821,557
Penney (J.C.) Co. Inc.(Holding Co.)               95,049       2,497,888
RadioShack Corp.                                  57,152       1,753,423
Sears, Roebuck and Co.                            88,385       4,020,634
Staples Inc. (a)                                 172,390       4,706,247
Starbucks Corp. (a)                              136,181       4,502,144
Target Corp.                                     317,349      12,186,202
Tiffany & Co.                                     51,049       2,307,415
TJX Companies Inc.                               175,249       3,864,240
Toys R Us Inc. (a)                                74,359         939,898
Walgreen Co.                                     356,969      12,986,532
Wal-Mart Stores Inc.                           1,506,876   $  79,939,772
Wendy's International Inc.                        39,679       1,557,004
Yum! Brands Inc. (a)                             102,410       3,522,904
                                                           -------------
                                                             256,055,513
                                                           -------------
SEMICONDUCTORS (4.20%)
Advanced Micro Devices Inc. (a)                  121,350       1,808,115
Altera Corp. (a)                                 131,891       2,993,926
Analog Devices Inc.                              127,884       5,837,905
Applied Materials Inc. (a)                       579,066      13,000,032
Applied Micro Circuits Corp. (a)                 106,951         639,567
Broadcom Corp. Class A (a)                       105,431       3,594,143
Intel Corp.                                    2,274,335      73,233,587
KLA-Tencor Corp. (a)                              67,790       3,977,239
Linear Technology Corp.                          108,767       4,575,828
LSI Logic Corp. (a)                              132,023       1,171,044
Maxim Integrated Products Inc.                   114,406       5,697,419
Micron Technology Inc. (a)                       212,634       2,864,180
National Semiconductor Corp. (a)                  64,539       2,543,482
Novellus Systems Inc. (a)                         53,033       2,230,038
NVIDIA Corp. (a)                                  56,450       1,312,463
PMC-Sierra Inc. (a)                               60,137       1,211,761
QLogic Corp. (a)                                  32,897       1,697,485
Teradyne Inc. (a)                                 66,607       1,695,148
Texas Instruments Inc.                           602,590      17,704,094
Xilinx Inc. (a)                                  119,188       4,617,343
                                                           -------------
                                                             152,404,799
                                                           -------------
SOFTWARE (5.38%)
Adobe Systems Inc.                                81,471       3,201,810
Autodesk Inc.                                     38,844         954,786
Automatic Data Processing Inc.                   206,983       8,198,597
BMC Software Inc. (a)                             78,797       1,469,564
Citrix Systems Inc. (a)                           57,129       1,211,706
Computer Associates International Inc.           201,642       5,512,892
Compuware Corp. (a)                              133,789         808,086
Electronic Arts Inc. (a)                         103,707       4,955,120
First Data Corp.                                 253,770      10,427,409
Fiserv Inc. (a)                                   67,492       2,666,609
IMS Health Inc.                                   83,371       2,072,603
Intuit Inc. (a)                                   69,119       3,657,086
Mercury Interactive Corp. (a)                     31,341       1,524,426
Microsoft Corp.                                3,764,730     103,680,664
Novell Inc. (a)                                  129,985       1,367,442
Oracle Corp. (a)                               1,819,867      24,022,244
Parametric Technology Corp. (a)                   92,796         365,616
PeopleSoft Inc. (a)                              130,532       2,976,130
Siebel Systems Inc. (a)                          172,633       2,394,420
Symantec Corp. (a)                               107,253       3,716,316

                 See accompanying notes to financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                              Shares           Value
                                           -------------   -------------
COMMON STOCKS (Cont.)
SOFTWARE (Cont.)
Yahoo! Inc. (a)                                  228,866   $  10,337,877
                                                           -------------
                                                             195,521,403
                                                           -------------
TELECOMMUNICATION EQUIPMENT (1.12%)
ADC Telecommunications Inc. (a)                  280,370         832,697
Andrew Corp. (a)                                  53,498         615,762
Avaya Inc. (a)                                   145,114       1,877,775
CIENA Corp. (a)                                  165,027       1,095,779
Comverse Technology Inc. (a)                      67,119       1,180,623
JDS Uniphase Corp. (a)                           499,722       1,823,985
Lucent Technologies Inc. (a)                   1,460,012       4,146,434
Motorola Inc.                                    810,468      11,403,285
QUALCOMM Inc.                                    278,566      15,023,064
Scientific-Atlanta Inc.                           52,858       1,443,023
Tellabs Inc. (a)                                 145,230       1,224,289
                                                           -------------
                                                              40,666,716
                                                           -------------
TELECOMMUNICATIONS (1.73%)
AT&T Wireless Services Inc. (a)                  945,189       7,552,060
Citizens Communications Co. (a)                   99,064       1,230,375
Corning Inc. (a)                                 463,033       4,829,434
Nextel Communications Inc.
   Class A (a)                                   382,852      10,742,827
Qwest Communications
   International Inc. (a)                        615,599       2,659,388
Sprint Corp. (PCS Group) (a)                     360,472       2,025,853
Verizon Communications Inc.                      961,521      33,730,157
                                                           -------------
                                                              62,770,094
                                                           -------------
TELEPHONE (1.81%)
Alltel Corp.                                     108,665       5,061,616
AT&T Corp.                                       275,004       5,582,581
BellSouth Corp.                                  643,475      18,210,343
CenturyTel Inc.                                   50,221       1,638,209
SBC Communications Inc.                        1,152,740      30,051,932
Sprint Corp. (FON Group)                         314,764       5,168,425
                                                           -------------
                                                              65,713,106
                                                           -------------
TEXTILES (0.08%)
Cintas Corp.                                      59,468       2,981,131
                                                           -------------
TOBACCO (1.16%)
Altria Group Inc.                                707,218      38,486,804
R.J. Reynolds Tobacco Holdings Inc.               29,472       1,713,797
UST Inc.                                          57,737       2,060,634
                                                           -------------
                                                              42,261,235
                                                           -------------
TOYS / GAMES / HOBBIES (0.12%)
Hasbro Inc.                                       60,769       1,293,164
Mattel Inc.                                      149,697       2,884,661
                                                           -------------
                                                               4,177,825
                                                           -------------

                                             Shares or
                                             Principal
                                               Amount          Value
                                           -------------   -------------
COMMON STOCKS (Cont.)
TRANSPORTATION (1.44%)
Burlington Northern Santa Fe Corp.               129,264   $   4,181,690
CSX Corp.                                         74,528       2,678,536
FedEx Corp.                                      103,864       7,010,820
Norfolk Southern Corp.                           135,952       3,215,265
Union Pacific Corp.                               88,846       6,173,020
United Parcel Service Inc. Class B               391,449      29,182,523
                                                           -------------
                                                              52,441,854
                                                           -------------
TRUCKING & LEASING (0.02%)
Ryder System Inc.                                 22,321         762,262
                                                           -------------
TOTAL COMMON STOCKS
(Cost: $ 3,301,259,237)                                    3,581,531,538
                                                           -------------
SHORT TERM INVESTMENTS (8.35%)
MONEY MARKET FUNDS (4.73%)
Barclays Global Investors Funds
   Institutional Money Market Fund,
   Institutional Shares (b) (d)              130,825,620     130,825,620
Barclays Global Investors Funds
   Prime Money Market Fund,
   Institutional Shares (b) (d)               32,815,719      32,815,719
BlackRock Temp Cash Money
   Market Fund (b)                             1,176,608       1,176,608
Short Term Investment Co. - Liquid
   Assets Money Market Portfolio (b)           7,090,158       7,090,158
                                                           -------------
                                                             171,908,105
                                                           -------------
FLOATING RATE NOTES (1.60%)
Beta Finance Inc.
   1.11%, 05/20/04 (b) (c)                 $   1,491,624       1,491,539
   1.12%, 09/15/04 (b) (c)                     2,983,247       2,983,038
   1.13%, 10/12/04 (b) (c)                     1,491,624       1,491,509
   1.20%, 08/23/04 (b) (c)                     1,491,624       1,492,443
CC USA Inc.
   1.06%, 05/24/04 (b) (c)                     2,983,247       2,983,131
   1.11%, 04/19/04 (b) (c)                     1,312,629       1,312,610
   1.16%, 07/15/04 (b) (c)                     1,491,624       1,491,911
Dorada Finance Inc.
   1.11%, 05/20/04 (b) (c)                     2,983,247       2,983,077
   1.24%, 08/09/04 (b)                           745,812         745,744
Five Finance Inc.
   1.13%, 04/15/04 (b) (c)                     1,491,624       1,491,624
HBOS Treasury Services PLC
   1.16%, 01/24/05 (b)                         2,983,247       2,983,247
Holmes Financing PLC
   1.12%, 04/15/04 (b)                           596,649         596,649

                 See accompaning notes to financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                             Principal
                                               amount          Value
                                           -------------   -------------
SHORT TERM INVESTMENTS (Cont.)
FLOATING RATE NOTES (Cont.)
K2 USA LLC
   1.10%, 09/27/04 (b) (c)                 $   3,221,907   $   3,221,553
   1.12%, 08/16/04 (b) (c)                       745,812         745,743
   1.13%, 05/17/04 (b)                         1,491,624       1,491,596
   1.14%, 04/13/04 (b)                         1,491,624       1,491,603
Links Finance LLC
   1.10%, 06/28/04 (b)                         1,491,624       1,491,479
   1.10%, 07/20/04 (b)                         1,193,299       1,193,168
   1.11%, 03/29/04 (b)                         1,491,624       1,491,624
   1.14%, 05/04/04 (b)                         1,491,624       1,491,599
Nationwide Building Society
   1.14%, 07/23/04 (b) (c)                     2,237,435       2,237,435
   1.17%, 12/28/04 (b) (c)                     2,983,247       2,983,247
Permanent Financing PLC
   1.13%, 12/10/04 (b)                         1,491,624       1,491,624
Sigma Finance Inc.
   1.09%, 10/07/04 (b)                         2,983,247       2,982,792
   1.10%, 07/20/04 (b)                         1,491,624       1,491,460
   1.13%, 07/01/04 (b)                         1,491,624       1,491,439
   1.24%, 08/06/04 (b)                           745,812         745,767
Tango Finance Corp.
   1.09%, 07/15/04 (b) (c)                       894,974         894,816
   1.10%, 07/06/04 (b) (c)                       894,974         894,928
WhistleJacket Capital LLC
   1.12%, 09/15/04 (b) (c)                     1,491,624       1,491,414
White Pine Finance LLC
   1.10%, 08/26/04 (b) (c)                     1,491,624       1,491,475
   1.12%, 04/20/04 (b) (c)                     1,491,624       1,491,624
   1.12%, 11/15/04 (b) (c)                     1,789,948       1,789,948
   1.13%, 07/06/04 (b) (c)                     1,789,948       1,789,861
                                                           -------------
                                                              57,932,717
                                                           -------------
TIME DEPOSITS (0.60%)
Abbey National Treasury Services PLC
   1.40%, 10/25/04 (b)                         2,983,247       2,982,883
Bank of New York
   1.39%, 11/01/04 (b)                         2,983,247       2,982,999
Bank of Nova Scotia
   1.24%, 10/07/04 (b)                         2,237,435       2,237,264
   1.42%, 10/29/04 (b)                         2,237,435       2,237,574
Canadian Imperial Bank of Commerce
   1.24%, 10/07/04 (b)                         2,237,435       2,237,179
   1.40%, 10/29/04 (b)                         2,983,247       2,983,186
SunTrust Bank
   0.81%, 01/02/04 (b)                         3,729,059       3,729,060
Toronto-Dominion Bank
   1.41%, 11/01/04 (b)                         2,237,435       2,237,249
                                                           -------------
                                                              21,627,394
                                                           -------------
REPURCHASE AGREEMENTS (0.57%)
Goldman, Sachs & Co.
   1.02%, 01/02/04 (b)                     $   8,949,742   $   8,949,742
Merrill Lynch
   0.98%, 01/02/04 (b)                         2,983,247       2,983,247
   0.98%, 01/02/04 (b)                         2,983,247       2,983,247
   1.00%, 01/02/04 (b)                         5,966,494       5,966,494
                                                           -------------
                                                              20,882,730
                                                           -------------
COMMERCIAL PAPER (0.57%)
Alpine Securitization Corp.
   1.09%, 01/07/04 (b)                         1,491,624       1,491,398
   1.09%, 01/09/04 (b)                         1,491,624       1,491,307
   1.10%, 01/20/04 (b)                         1,491,624       1,490,803
Amsterdam Funding Corp.
   1.09%, 01/07/04 (b)                         1,491,624       1,491,398
   1.09%, 01/20/04 (b)                         1,491,624       1,490,811
Barton Capital Corp.
   1.09%, 01/13/04 (b)                           894,974         894,676
Edison Asset Securitization
   1.09%, 01/23/04 (b)                         1,491,624       1,490,675
Falcon Asset Securitization
   1.09%, 01/16/04 (b)                         2,983,247       2,981,983
Jupiter Securitization Corp.
   1.09%, 01/14/04 (b)                         3,281,572       3,280,385
Preferred Receivables Funding Corp.
   1.09%, 01/12/04 (b)                         2,684,923       2,684,111
Receivables Capital Corp.
   1.02%, 01/06/04 (b)                         1,878,581       1,878,368
                                                           -------------
                                                              20,665,915
                                                           -------------
U.S. GOVERNMENT AGENCY NOTES (0.20%)
Federal Home Loan Mortgage Corporation
   1.15%, 05/12/04 (b)                         2,237,435       2,228,072
   1.28%, 08/19/04 (b)                         1,193,299       1,183,540
Federal National Mortgage Association
   1.28%, 08/20/04 (b)                         3,878,223       3,846,368
                                                           -------------
                                                               7,257,980
                                                           -------------

                 See accompaning notes to financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                              Principal
                                               amount            Value
                                            -------------   ---------------
U.S. TREASURY OBLIGATIONS (0.08%)
U.S. Treasury Bill
   0.89% (e), 03/25/04(f)                   $   2,900,000   $     2,894,044
TOTAL SHORT TERM INVESTMENTS
(Cost: $303,168,931)                                            303,168,885
                                                            ---------------
TOTAL INVESTMENTS IN SECURITIES (106.98%)
(Cost $3,604,428,168)                                         3,884,700,423
Other Assets, Less Liabilities (-6.98%)                        (253,307,826)
                                                            ---------------
NET ASSETS (100.00%)                                        $ 3,631,392,597
                                                            ===============

(a)  Non-income earning securities.
(b) All or a portion of this security represents investments of securities lending collateral.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)  Issuer is an affiliate of the Master Portfolio's investment advisor. See
     Note 2.
(e)  Yield to maturity.
(f) This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of index futures contracts. See Note 1.

                 See accompaning notes to financial statements.

                       RUSSELL 2000 INDEX MASTER PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                December 31, 2003

                                              Shares           Value
                                           -------------   -------------
COMMON STOCKS (94.18%)
ADVERTISING (0.39%)
ADVO Inc.                                          5,033   $     159,848
APAC Customer Services Inc. (a)                    3,100           8,060
aQuantive, Inc. (a)                                6,376          65,354
Catalina Marketing Corp. (a)                       6,309         127,189
Donnelley (R.H.) Corp. (a)                         3,363         133,982
Grey Global Group Inc.                                81          55,327
MAIR Holdings Inc. (a)                               975           7,098
ValueVision Media Inc. Class A (a)                 2,836          47,361
                                                           -------------
                                                                 604,219
                                                           -------------
AEROSPACE / DEFENSE (0.66%)
AAR Corp. (a)                                      5,177          77,396
Curtiss-Wright Corp.                               2,838         127,738
DRS Technologies Inc. (a)                          4,076         113,231
Ducommun Inc. (a)                                  1,341          29,971
GenCorp. Inc.                                      5,121          55,153
HEICO Corp.                                        2,794          50,851
MTC Technologies Inc. (a)                          1,001          32,252
Orbital Sciences Corp. (a)                         7,023          84,416
Sequa Corp. Class A (a)                              777          38,073
Teledyne Technologies Inc. (a)                     4,981          93,892
Titan Corp. (The) (a)                             12,926         281,916
United Industrial Corp.                            1,964          35,450
                                                           -------------
                                                               1,020,339
                                                           -------------
AGRICULTURE (0.14%)
Delta & Pine Land Co.                              6,156         156,362
DIMON Inc.                                         6,318          42,646
Maui Land & Pineapple Co. Inc. (a)                   325          11,238
                                                           -------------
                                                                 210,246
                                                           -------------
AIRLINES (0.89%)
Airtran Holdings Inc. (a)                         11,605         138,099
Alaska Air Group Inc. (a)                          4,036         110,142
American West Holdings Corp. Class B (a)           4,692          58,181
AMR Corp. (a)                                     25,319         327,881
Atlantic Coast Airlines Holdings Inc. (a)          6,547          64,815
Continental Airlines Inc. Class B (a)             10,821         176,058
ExpressJet Holdings Inc. (a)                       5,268          79,020
Frontier Airlines Inc. (a)                         5,435          77,503
Mesa Air Group Inc. (a)                            4,198          52,559
Northwest Airlines Corp. (a)                       9,426         118,956
SkyWest Inc.                                       9,734         176,380
                                                           -------------
                                                               1,379,594
                                                           -------------
APPAREL (0.54%)
Cherokee Inc.                                        684          15,554
Gymboree Corp. (a)                                 4,591          79,103
K-Swiss Inc. Class A                               4,236         101,918
OshKosh B'Gosh Inc. Class A                        1,676          35,967
Oxford Industries Inc.                             2,128          72,097
Phillips-Van Heusen Corp.                          4,643   $      82,367
Quiksilver Inc. (a)                                8,795         155,935
Russell Corp.                                      4,430          77,791
Skechers U.S.A. Inc. Class A (a)                   3,295          26,854
Stride Rite Corp.                                  6,040          68,735
Unifi Inc. (a)                                     7,000          45,150
Warnaco Group Inc. (The) (a)                       5,062          80,739
                                                           -------------
                                                                 842,210
                                                           -------------
AUTO MANUFACTURERS (0.50%)
A.S.V. Inc. (a)                                    1,053          39,340
Aftermarket Technology Corp. (a)                   1,690          23,187
CLARCOR Inc.                                       4,372         192,805
Dura Automotive Systems Inc. (a)                   1,927          24,608
Oshkosh Truck Corp.                                5,054         257,906
Raytech Corp. (a)                                  4,853          16,112
Smith (A.O.) Corp.                                 2,715          95,161
Wabash National Corp. (a)                          4,491         131,586
                                                           -------------
                                                                 780,705
                                                           -------------
AUTO PARTS & EQUIPMENT (0.75%)
Bandag Inc.                                        1,865          76,838
Collins & Aikman Corp. (a)                         7,746          33,540
Cooper Tire & Rubber Co.                          10,594         226,500
Goodyear Tire & Rubber Co. (The) (a)              23,205         182,391
Modine Manufacturing Co.                           3,789         102,227
Standard Motor Products Inc.                       2,241          27,228
Strattec Security Corp. (a)                          325          19,796
Superior Industries International Inc.             3,553         154,627
Tenneco Automotive Inc. (a)                        6,574          43,980
Tower Automotive Inc. (a)                         10,469          71,503
Visteon Corp.                                     20,958         218,173
                                                           -------------
                                                               1,156,803
                                                           -------------
BANKS (10.69%)
ABC Bancorp                                        1,196          19,100
Alabama National Bancorp                           1,740          91,437
Allegiant Bancorp Inc.                             2,704          75,847
AMCORE Financial Inc.                              3,903         105,459
American National Bankshares Inc.                    891          23,594
Anchor BanCorp Wisconsin Inc.                      3,564          88,744
Arrow Financial Corp.                              1,504          41,766
BancFirst Corp.                                      418          24,537
BancTrust Financial Group Inc.                     2,912          46,650
Bank Mutual Corp.                                  5,892          67,108
Bank of Granite Corp.                              1,851          40,315
Bank of the Ozarks Inc.                            1,244          28,002
BankAtlantic Bancorp Inc. Class A                  7,354         139,726
BankUnited Financial Corp. Class A (a)             4,632         119,459
Banner Corp.                                       2,140          53,821
Bay View Capital Corp.                            11,827          25,310
Berkshire Hills Bancorp Inc.                       1,238          44,816

                 See accompanying notes to financial statements.

                       RUSSELL 2000 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                              Shares           Value
                                           -------------   -------------
COMMON STOCKS (Cont.)
BANKS (Cont.)
Boston Private Financial Holdings Inc.             3,945   $      97,994
Brookline Bancorp Inc.                             9,586         147,049
Bryn Mawr Bank Corp.                                 650          15,918
BSB Bancorp Inc.                                   2,053          81,093
C&F Financial Corp.                                  202           8,019
Camco Financial Corp.                                655          11,351
Camden National Corp.                              1,844          55,984
Capital City Bank Group Inc.                       1,062          48,841
Capital Corporation of the West (a)                  499          19,780
Capitol Bancorp Ltd.                               1,935          54,954
Cascade Bancorp                                    3,709          71,435
Cathay General Bancorp                             3,597         200,281
CB Bancshares Inc.                                   861          54,673
CCBT Financial Companies Inc.                      1,768          61,792
Central Coast Bancorp (a)                            558          10,122
Central Pacific Financial Corp.                    3,012          90,480
Century Bancorp Inc. Class A                         301          10,673
CFS Bancorp Inc.                                   1,866          27,691
Charter Financial Corp.                              325          12,113
Chemical Financial Corp.                           3,606         131,222
Chittenden Corp.                                   5,959         200,461
Citizens Banking Corp.                             7,302         238,921
Citizens First Bancorp Inc.                        1,636          37,301
Citizens South Banking Corp.                       1,041          14,522
City Bank                                          2,612          85,647
City Holding Co.                                   2,644          92,540
CNB Financial Corp.                                  375          15,780
Coastal Bancorp Inc.                               1,270          52,210
Coastal Financial Corp.                            3,833          67,729
CoBiz Inc.                                         1,248          22,988
Columbia Bancorp                                     905          28,915
Columbia Banking System Inc.                       2,111          45,724
Commercial Capital Bancorp Inc. (a)                1,378          29,503
Commercial Federal Corp.                           7,715         206,068
Community Bank System Inc.                         2,410         118,090
Community Banks Inc.                               1,247          49,020
Community First Bankshares Inc.                    6,221         180,036
Community Trust Bancorp Inc.                       1,501          45,330
Connecticut Bankshares Inc.                        2,388         123,078
Corus Bankshares Inc.                              2,540          80,162
CVB Financial Corp.                                5,685         109,660
Dime Community Bancshares                          3,609         111,013
East West Bancorp Inc.                             4,188         224,812
Eastern Virginia Bankshares                        1,305          37,923
ESB Financial Corp.                                  570           9,342
EverTrust Financial Group Inc.                       850          27,064
Farmers Capital Bank Corp.                         2,162          73,530
FFLC Bancorp Inc.                                    463          13,311
Fidelity Bankshares Inc.                           2,365          74,261
Financial Institutions Inc.                        1,091          30,799
First Bancorp (North Carolina)                       767          24,091
First Busey Corp. Class A                            984          26,568
First Charter Corp.                                4,475          87,486
First Citizens Banc Corp.                          1,722   $      48,750
First Citizens BancShares Inc. Class A               747          90,783
First Commonwealth Financial Corp.                 9,754         139,092
First Community Bancorp                            1,856          67,076
First Community Bancshares Inc.                    1,532          50,801
First Defiance Financial Corp.                     1,037          27,636
First Essex Bancorp Inc.                           1,295          75,291
First Federal Capital Corp.                        3,180          71,614
First Financial Bancorp                            4,473          71,344
First Financial Bankshares Inc.                    1,980          82,566
First Financial Corp.                              1,752          52,578
First Financial Holdings Inc.                      1,593          49,797
First Indiana Corp.                                1,428          26,775
First M&F Corp.                                      499          18,912
First Merchants Corp.                              2,621          66,888
First National Corp.                               1,233          37,002
First Niagara Financial Group Inc.                11,430         170,421
First Oak Brook Bancshares Class A                 1,022          30,670
First of Long Island Corp.                         1,152          49,536
First Place Financial Corp.                        1,617          31,580
First Republic Bank                                2,213          79,225
First Sentinel Bancorp Inc.                        3,195          67,287
1st Source Corp.                                   1,803          38,783
First State Bancorp                                1,321          45,905
FIRSTFED AMERICA BANCORP INC.                      3,195          83,166
FirstFed Financial Corp. (a)                       3,076         133,806
Flagstar Bancorp Inc.                              4,811         103,052
FloridaFirst Bancorp Inc.                            705          23,335
Flushing Financial Corp.                           2,332          42,629
FNB Corp. (North Carolina)                           333           7,053
FNB Corp. (Virginia)                                 658          19,543
Franklin Financial Corp.                             357          10,967
Frontier Financial Corp.                           2,167          71,858
GA Financial Inc.                                  1,747          60,673
GB&T Bancshares Inc.                                 513          12,122
German American Bancorp                              938          16,415
Glacier Bancorp Inc.                               2,959          95,872
Gold Bancorp Inc.                                  6,306          88,662
Great Southern Bancorp Inc.                          839          38,904
Greater Bay Bancorp                                8,813         250,994
Greene County Bancshares Inc.                        597          13,898
Hancock Holding Co.                                2,383         130,040
Hanmi Financial Corp.                                975          19,276
Harbor Florida Bancshares Inc.                     2,966          88,120
Harleysville National Corp.                        3,387         101,949
Hawthorne Financial Corp. (a)                      1,932          54,057
Heartland Financial USA Inc.                       1,488          27,677
Heritage Commerce Corp. (a)                          939          11,503
Heritage Financial Corp.                             739          16,169
Hudson River Bancorp Inc.                          2,353          91,838
Humboldt Bancorp                                   1,696          29,714
IBERIABANK Corp.                                   1,233          72,747
IBT Bancorp Inc.                                     512          30,326

                 See accompanying notes to financial statements.

                       RUSSELL 2000 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                              Shares           Value
                                           -------------   -------------
COMMON STOCKS (Cont.)
BANKS (Cont.)
Independent Bank Corp. (Massachusetts)             2,296   $      66,171
Independent Bank Corp. (Michigan)                  3,212          91,092
Integra Bank Corp.                                 1,861          40,899
Interchange Financial Services Corp.               1,718          43,465
Irwin Financial Corp.                              3,030          95,142
ITLA Capital Corp. (a)                               725          36,322
Klamath First Bancorp Inc.                           840          22,294
Lakeland Bancorp Inc.                              1,840          29,550
Lakeland Financial Corp.                             741          26,172
Local Financial Corp. (a)                          2,745          57,206
LSB Bancshares Inc.                                  731          12,719
Macatawa Bank Corp.                                1,195          33,830
MAF Bancorp Inc.                                   4,684         196,260
Main Street Banks Inc.                             1,741          46,136
MainSource Financial Group Inc.                      733          22,478
Massbank Corp.                                       831          35,401
MB Financial Inc.                                  2,715          98,826
MBT Financial Corp.                                  815          13,456
Medallion Financial Corp.                          2,186          20,745
Mercantile Bank Corp.                              1,124          41,026
Merchants Bancshares Inc.                            569          17,383
Mid-State Bancshares                               3,845          97,817
Midwest Banc Holdings Inc.                         1,543          34,332
MutualFirst Financial Inc.                           507          12,847
Nara Bancorp Inc.                                  1,684          45,973
NASB Financial Inc.                                1,427          59,806
National Bankshares Inc.                           1,362          67,242
National Penn Bancshares Inc.                      3,482         111,842
NBC Capital Corp.                                  1,916          51,100
NBT Bancorp Inc.                                   4,948         106,085
Net.B@nk Inc.                                      7,544         100,712
Northern States Financial Corp.                    1,590          45,538
Northwest Bancorp Inc.                             1,573          33,599
OceanFirst Financial Corp.                         1,784          48,453
Ocwen Financial Corp. (a)                          5,943          52,655
Old Point Financial Corp.                          1,180          37,465
Old Second Bancorp Inc.                              901          44,599
Omega Financial Corp.                              1,078          41,492
Oneida Financial Corp.                             1,072          23,703
Oriental Financial Group Inc.                      2,935          75,424
PAB Bankshares Inc.                                1,664          25,859
Pacific Capital Bancorp                            5,759         212,046
Pacific Union Bank                                   975          24,892
Parkvale Financial Corp.                             591          15,868
Patriot Bank Corp.                                 1,569          44,889
Peapack-Gladstone Financial Corp.                    986          30,566
PennFed Financial Services Inc.                      789          26,431
PennRock Financial Services Corp.                    912          28,345
Penns Woods Bancorp Inc.                             257          12,002
Peoples Bancorp Inc.                               2,010          59,315
Peoples Holding Co.                                1,794          59,202
PFF Bancorp Inc.                                   2,395          86,891
PrivateBancorp Inc.                                1,353   $      61,589
Prosperity Bancshares Inc.                         1,870          42,112
Provident Bancorp Inc.                               654          30,738
Provident Bankshares Corp.                         4,235         124,678
Provident Financial Holdings Inc.                    444          16,104
Provident Financial Services Inc.                  8,125         153,562
Quaker City Bancorp Inc.                             718          33,423
R&G Financial Corp. Class B                        3,465         137,907
Republic Bancorp Inc.                              8,386         113,127
Republic Bancorp Inc. Class A                      1,064          20,791
Republic Bancshares Inc.                           2,157          67,881
Resource Bankshares Corp.                            885          27,904
Riggs National Corp.                               3,174          52,466
Royal Bancshares of Pennsylvania Class A             517          13,183
S&T Bancorp Inc.                                   4,376         130,842
Sandy Spring Bancorp Inc.                          2,268          84,823
Santander BanCorp                                  1,314          31,996
Seacoast Banking Corp. of Florida                  1,360          23,610
Second Bancorp Inc.                                  893          23,575
Shore Bancshares Inc.                              1,644          62,620
Silicon Valley Bancshares (a)                      5,073         182,983
Simmons First National Corp. Class A               1,613          45,003
Sound Federal Bancorp Inc.                         1,846          28,779
SoundView Technology Group Inc. (a)                3,338          51,706
South Financial Group Inc. (The)                   9,857         274,616
Southern Financial Bancorp Inc.                    1,300          55,991
Southside Bancshares Inc.                          1,040          19,240
Southwest Bancorp Inc.                             1,561          27,911
Southwest Bancorp of Texas Inc.                    4,961         192,735
State Bancorp Inc.                                 1,278          31,004
State Financial Services Corp. Class A               821          21,806
Staten Island Bancorp Inc.                         8,778         197,505
Sterling Bancorp (New York)                        2,718          77,463
Sterling Bancshares Inc.                           5,936          79,127
Sterling Financial Corp. (Pennsylvania)            2,577          71,512
Sterling Financial Corp. (Washington) (a)          2,358          80,714
Suffolk Bancorp                                    1,104          38,121
Summit Bancshares Inc.                               876          24,405
Sun Bancorp Inc. (New Jersey) (a)                    988          26,083
Sun Bancorp Inc. (Pennsylvania)                      771          14,618
Susquehanna Bancshares Inc.                        6,578         164,516
SY Bancorp Inc.                                    2,066          42,477
Texas Regional Bancshares Inc. Class A             4,320         159,840
TierOne Corp. (a)                                  3,764          86,421
Tompkins Trustco Inc.                              1,188          54,707
TriCo Bancshares                                   1,072          33,832
Troy Financial Corp.                               1,487          52,045
Trust Co. of New Jersey (The)                      3,304         131,103
TrustCo Bank Corp. NY                             10,347         136,063
UCBH Holdings Inc.                                 7,264         283,078

                 See accompanying notes to financial statements.

                       RUSSELL 2000 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                               Shares          Value
                                           -------------   -------------
COMMON STOCKS (Cont.)
BANKS (Cont.)
UMB Financial Corp.                                2,505   $     119,088
Umpqua Holdings Corp.                              4,731          98,357
Union Bankshares Corp.                               958          29,219
United Community Banks Inc.                        3,000          98,700
United Community Financial Corp.                   4,310          49,177
United National Bancorp                            3,162         112,978
United Security Bancshares                           724          19,751
United Security Bancshares Inc.                    2,116          61,258
Unizan Financial Corp.                             3,655          74,014
USB Holding Co. Inc.                               2,720          52,741
Virginia Financial Group Inc.                        799          28,380
W Holding Co. Inc.                                11,227         208,934
Warwick Community Bancorp                            900          30,960
Washington Trust Bancorp Inc.                      1,573          41,213
Wayne Bancorp Inc.                                 2,210          59,522
Waypoint Financial Corp.                           5,303         115,022
WesBanco Inc.                                      2,904          80,412
West Bancorporation                                1,703          29,462
West Coast Bancorp                                 2,148          45,838
Westcorp Inc.                                      2,718          99,343
Western Sierra Bancorp (a)                           352          16,544
Westfield Financial Inc.                           1,328          31,553
Willow Grove Bancorp Inc.                          1,512          26,853
Wintrust Financial Corp.                           3,476         156,768
WSFS Financial Corp.                                 937          42,024
Yardville National Bancorp                         1,841          47,387
                                                           -------------
                                                              16,545,114
                                                           -------------
BEVERAGES (0.12%)
Boston Beer Co. Inc. Class A (a)                     731          13,260
Coca-Cola Bottling Co. Consolidated                  413          22,091
Farmer Brothers Co.                                   81          25,211
Peet's Coffee & Tea Inc. (a)                       1,893          32,957
Robert Mondavi Corp. (The) Class A (a)             1,527          59,309
Standard Commercial Corp.                          1,945          39,036
                                                           -------------
                                                                 191,864
                                                           -------------
BIOTECHNOLOGY (1.29%)
ACLARA BioSciences Inc. (a)                        4,173          15,231
Alexion Pharmaceuticals Inc. (a)                   3,506          59,672
Applera Corp. - Celera Genomics Group (a)         11,570         160,939
Arena Pharmaceuticals Inc. (a)                     3,220          19,964
Ariad Pharmaceuticals Inc. (a)                     6,730          50,138
Cambrex Corp.                                      3,431          86,667
Ciphergen Biosystems Inc. (a)                      3,738          42,015
CryoLife Inc. (a)                                  2,192          12,670
CuraGen Corp. (a)                                  6,419          47,051
deCODE genetics Inc. (a)                           7,259          59,451
Diversa Corp. (a)                                  3,786          35,020
Encysive Pharmaceuticals Inc. (a)                  8,509          76,156
Exact Sciences Corp. (a)                           2,230          22,568
Exelixis Inc. (a)                                  7,270   $      51,472
Gene Logic Inc. (a)                                6,236          32,365
Genencor International Inc. (a)                    1,115          17,561
Immunomedics Inc. (a)                              8,896          40,566
Incyte Corp. (a)                                  10,933          74,782
Integra LifeSciences Holdings Corp. (a)            2,850          81,595
Kosan Biosciences Inc. (a)                         2,642          26,050
Lexicon Genetics Inc. (a)                          5,645          33,249
Maxygen Inc. (a)                                   3,631          38,598
Myriad Genetics Inc. (a)                           4,936          63,477
Nektar Therapeutics (a)                            7,593         103,341
Regeneration Technologies Inc. (a)                 3,559          39,007
Regeneron Pharmaceuticals Inc. (a)                 6,317          92,923
Repligen Corp. (a)                                 6,466          28,256
Savient Pharmaceuticals Inc. (a)                   9,704          44,735
Seattle Genetics Inc. (a)                          3,521          30,210
Sirna Therapeutics Inc. (a)                        1,307           6,796
TECHNE Corp. (a)                                   6,748         254,939
Telik Inc. (a)                                     6,496         149,473
Third Wave Technologies Inc. (a)                   3,928          17,872
Transkaryotic Therapies Inc. (a)                   5,144          80,298
                                                           -------------
                                                               1,995,107
                                                           -------------
BUILDING MATERIALS (0.90%)
Aaon Inc. (a)                                      1,688          32,762
Apogee Enterprises Inc.                            3,549          40,281
Centex Construction Products Inc.                  1,032          62,199
Ceradyne Inc. (a)                                  1,321          44,993
Drew Industries Inc. (a)                           1,481          41,172
ElkCorp                                            3,527          94,171
Genlyte Group Inc. (The) (a)                       1,698          99,129
Integrated Electrical Services Inc. (a)            4,599          42,541
Lennox International Inc.                          6,956         116,165
LSI Industries Inc.                                1,441          19,454
Lydall Inc. (a)                                    2,290          23,335
Mestek Inc. (a)                                      655          12,615
NCI Building Systems Inc. (a)                      3,807          90,987
Simpson Manufacturing Co. Inc. (a)                 2,490         126,641
Texas Industries Inc.                              3,912         144,744
Trex Co. Inc. (a)                                  1,427          54,197
USG Corp. (a)                                      6,094         100,978
York International Corp.                           6,568         241,702
                                                           -------------
                                                               1,388,066
                                                           -------------
CHEMICALS (2.00%)
Aceto Corp.                                        1,730          44,184
Albemarle Corp.                                    5,459         163,606
Arch Chemicals Inc.                                3,605          92,504
Calgon Carbon Corp.                                5,956          36,987
Crompton Corp.                                    17,473         125,281
Ethyl Corp. (a)                                    2,810          61,455
Ferro Corp.                                        5,888         160,212

                 See accompanying notes to financial statements.

                       RUSSELL 2000 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                               Shares          Value
                                           -------------   -------------
COMMON STOCKS (Cont.)
CHEMICALS (Cont.)
Fuller (H.B.) Co.                                  4,798   $     142,693
Georgia Gulf Corp.                                 4,588         132,501
Grace (W.R.) & Co. (a)                             6,777          17,417
Great Lakes Chemical Corp.                         6,031         163,983
Gundle/SLT Environmental Inc. (a)                    821          17,044
Hercules Inc. (a)                                 13,866         169,165
IMC Global Inc.                                   16,707         165,901
Kronos Worldwide Inc. (a)                            666          14,785
MacDermid Inc.                                     4,270         146,205
Millennium Chemicals Inc.                         10,618         134,636
Minerals Technologies Inc.                         2,940         174,195
Myers Industries Inc.                              2,919          35,378
NL Industries Inc.                                 1,332          15,584
Octel Corp.                                        1,889          37,194
Olin Corp.                                         8,697         174,462
OM Group Inc. (a)                                  4,563         119,505
OMNOVA Solutions Inc. (a)                          3,688          17,702
PolyOne Corp. (a)                                 13,749          87,856
Quaker Chemical Corp.                              1,181          36,316
Raven Industries Inc.                              1,175          34,662
Rogers Corp. (a)                                   2,801         123,580
Schulman (A.) Inc.                                 4,714         100,502
Spartech Corp.                                     3,767          92,819
Stepan Co.                                         1,151          29,523
SurModics Inc. (a)                                 2,153          51,457
Symyx Technologies Inc. (a)                        3,793          77,946
Valhi Inc.                                         3,277          49,024
Wellman Inc.                                       5,256          53,664
                                                           -------------
                                                               3,099,928
                                                           -------------
COAL (0.17%)
KFx Inc. (a)                                       3,815          28,803
Massey Energy Co.                                 10,024         208,499
Westmoreland Coal Co. (a)                          1,533          26,827
                                                           -------------
                                                                 264,129
                                                           -------------
COMMERCIAL SERVICES (4.11%)
Aaron Rents Inc.                                   4,266          85,875
ABM Industries Inc.                                6,539         113,844
Actuant Corp. Class A (a)                          3,526         127,641
Administaff Inc. (a)                               3,254          56,555
Advisory Board Co. (The) (a)                       1,602          55,926
Albany Molecular Research Inc. (a)                 4,187          62,889
Alderwoods Group Inc. (a)                          6,488          61,117
AMN Healthcare Services Inc. (a)                   2,294          39,365
Arbitron Inc. (a)                                  5,223         217,904
Armor Holdings Inc. (a)                            3,577          94,111
Atrix Laboratories Inc. (a)                        3,568          85,775
Blue Rhino Corp. (a)                               2,025          28,127
Bowne & Co. Inc.                                   5,670          76,885
Bright Horizons Family Solutions Inc. (a)          1,866          78,372
Brink's Co. (The)                                  9,112   $     206,022
CDI Corp.                                          2,016          66,024
Central Parking Corp.                              3,232          48,254
Charles River Associates Inc. (a)                  1,227          39,252
Clark Inc. (a)                                     3,238          62,299
Clean Harbors Inc. (a)                               762           6,789
Coinstar Inc. (a)                                  3,539          63,914
Consolidated Graphics Inc. (a)                     2,004          63,286
Cornell Companies Inc. (a)                         2,101          28,679
CorVel Corp. (a)                                   1,015          38,164
CoStar Group Inc. (a)                              2,502         104,283
CPI Corp.                                          1,630          32,942
Cross Country Healthcare Inc. (a)                  3,359          50,116
Electro Rent Corp. (a)                             1,915          25,546
Euronet Worldwide Inc. (a)                         2,741          49,338
Exult Inc. (a)                                     6,055          43,112
First Consulting Group Inc. (a)                    1,625           9,149
FTI Consulting Inc. (a)                            6,806         159,056
Gartner Inc. Class A (a)                          12,808         144,858
Gevity HR Inc.                                     2,244          49,907
GSI Commerce Inc. (a)                              2,642          25,789
Harris Interactive Inc. (a)                        6,158          51,111
Healthcare Services Group Inc.                     1,309          25,251
Heidrick & Struggles International
   Inc. (a)                                        2,932          63,918
Horizon Offshore Inc. (a)                          5,167          22,735
Hudson Highland Group Inc. (a)                     1,682          40,116
Insurance Auto Auctions Inc. (a)                   1,809          23,607
iPayment Holdings Inc. (a)                         1,219          41,446
j2 Global Communications Inc. (a)                  2,648          65,591
Kelly Services Inc. Class A                        2,997          85,534
Korn/Ferry International (a)                       5,905          78,773
Kroll Inc. (a)                                     5,684         147,784
Labor Ready Inc. (a)                               6,380          83,578
Landauer Inc.                                      1,485          60,558
Learning Tree International Inc. (a)               1,775          30,867
Mail-Well Inc. (a)                                 7,256          33,450
MAXIMUS Inc. (a)                                   2,701         105,690
McGrath Rentcorp                                     975          26,569
Medical Staffing Network Holdings
   Inc. (a)                                        2,709          29,664
MedQuist Inc. (a)                                  1,900          30,514
Midas Inc. (a)                                     3,086          44,130
Mobile Mini Inc. (a)                               2,088          41,175
Monro Muffler Brake Inc. (a)                       1,319          26,393
MPS Group Inc. (a)                                14,572         136,248
Navigant Consulting Co. (a)                        7,303         137,735
NetRatings Inc. (a)                                  893          10,207
PDI Inc. (a)                                       1,267          33,968
Petroleum Helicopters Inc. (a)                     1,069          26,190
Pharmacopeia Inc. (a)                              4,141          58,844
Plexus Corp. (a)                                   6,957         119,452
Pre-Paid Legal Services Inc. (a)                   2,865          74,834

                 See accompanying notes to financial statements.

                       RUSSELL 2000 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                               Shares          Value
                                           -------------   -------------
COMMON STOCKS (Cont.)
COMMERCIAL SERVICES (Cont.)
PRG-Schultz International Inc. (a)                 7,201   $      35,285
Princeton Review Inc. (The) (a)                    1,381          13,465
Quanta Services Inc. (a)                          11,341          82,789
Rent-Way Inc. (a)                                  3,315          27,150
Resources Connection Inc. (a)                      3,220          87,938
Rewards Network Inc. (a)                           4,317          46,019
Right Management Consultants Inc. (a)              2,636          49,188
Rollins Inc.                                       3,435          77,459
Roto-Rooter Inc.                                   1,656          76,342
SFBC International Inc. (a)                        1,346          35,750
SM&A (a)                                           2,974          34,796
Sotheby's Holdings Inc. Class A (a)                7,740         105,728
SOURCECORP Inc. (a)                                2,735          70,098
Spherion Corp. (a)                                10,512         102,912
Stewart Enterprises Inc. Class A (a)              16,256          92,334
Strayer Education Inc.                             1,732         188,494
Sylvan Learning Systems Inc. (a)                   5,917         170,350
TeleTech Holdings Inc. (a)                         6,299          71,179
Trimeris Inc. (a)                                  2,269          47,604
Tyler Technologies Inc. (a)                        6,452          62,133
United Rentals Inc. (a)                            8,928         171,953
URS Corp. (a)                                      2,971          74,305
Volt Information Sciences Inc. (a)                 1,585          35,821
Wackenhut Corrections Corp. (a)                    2,150          49,020
Watson Wyatt & Co. Holdings (a)                    5,640         136,206
Wireless Facilities Inc. (a)                       5,606          83,305
World Fuel Services Corp.                          2,261          76,761
                                                           -------------
                                                               6,361,481
                                                           -------------
COMPUTERS (5.37%)
ActivCard Corp. (a)                                4,709          37,107
Activision Inc. (a)                               14,302         260,296
Advanced Digital Information Corp. (a)            10,351         144,914
Advent Software Inc. (a)                           5,139          89,573
Agile Software Corp. (a)                           6,945          68,755
Agilysys Inc.                                      4,324          48,213
ANSYS Inc. (a)                                     2,551         101,275
Anteon International Corp. (a)                     3,151         113,594
Ask Jeeves Inc. (a)                                6,132         111,112
Aspen Technology Inc. (a)                          5,833          59,847
autobytel.com Inc. (a)                             5,393          48,968
BARRA Inc.                                         2,641          93,729
Black Box Corp.                                    2,805         129,226
CACI International Inc. Class A (a)                4,728         229,875
CCC Information Services Group Inc. (a)            2,637          44,565
CIBER Inc. (a)                                     7,751          67,124
Computer Network Technology Corp. (a)              4,470          42,644
Concur Technologies Inc. (a)                       3,705          35,864
Concurrent Computer Corp. (a)                     11,861          51,833
Cray Inc. (a)                                     10,884         108,078
CyberGuard Corp. (a)                               1,974   $      17,213
Datastream Systems Inc. (a)                        1,625          12,756
Dendrite International Inc. (a)                    4,554          71,361
Digimarc Corp. (a)                                 2,162          28,755
Digital River Inc. (a)                             4,687         103,583
Digitas Inc. (a)                                   2,856          26,618
Dot Hill Systems Corp. (a)                         5,639          85,431
Drexler Technology Corp. (a)                       1,352          18,482
DSP Group Inc. (a)                                 4,762         118,621
E.piphany Inc. (a)                                 9,147          65,950
Echelon Corp. (a)                                  4,912          54,720
Eclipsys Corp. (a)                                 5,593          65,103
eCollege.com Inc. (a)                              2,374          43,824
Electronics For Imaging Inc. (a)                   7,327         190,649
Enterasys Networks Inc. (a)                       35,632         133,620
Entrust Inc. (a)                                   8,710          35,537
Epicor Software Corp. (a)                          6,664          85,033
Extreme Networks Inc. (a)                         15,800         113,918
FalconStor Software Inc. (a)                       5,259          45,964
Gateway Inc. (a)                                  33,557         154,362
Group 1 Software Inc. (a)                          1,424          25,091
Hypercom Corp. (a)                                 6,440          30,654
Hyperion Solutions Corp. (a)                       6,601         198,954
IDX Systems Corp. (a)                              2,686          72,039
iGATE Corp. (a)                                    1,787          14,028
InFocus Corp. (a)                                  6,096          59,009
infoUSA Inc. (a)                                   4,262          31,624
Integral Systems Inc.                              1,490          32,065
InterCept Inc. (a)                                 3,099          34,988
Intergraph Corp. (a)                               7,732         184,949
Internet Security Systems Inc. (a)                 6,040         113,733
Interwoven Inc (a)                                 6,746          85,269
Iomega Corp.                                       9,795          58,574
Keynote Systems Inc. (a)                           2,858          34,010
Komag Inc. (a)                                     3,500          51,205
Kronos Inc. (a)                                    4,982         197,337
Lexar Media Inc. (a)                               9,999         174,283
Lionbridge Technologies Inc. (a)                   5,051          48,540
LookSmart Ltd. (a)                                10,621          16,463
MAPICS Inc. (a)                                    2,764          36,181
Mentor Graphics Corp. (a)                         10,621         154,429
MICROS Systems Inc. (a)                            2,656         115,164
Midway Games Inc. (a)                              6,937          26,916
Mindspeed Technologies Inc. (a)                   15,264         104,558
Mobius Management Systems Inc. (a)                 1,306          16,521
MSC.Software Corp. (a)                             4,101          38,754
MTS Systems Corp.                                  3,312          63,690
Neoware Systems Inc. (a)                           2,544          34,853
NetScout Systems Inc. (a)                          3,641          27,672
Network Equipment Technologies Inc. (a)            4,583          50,413
Nuance Communications Inc. (a)                     3,891          29,727
NYFIX Inc. (a)                                     3,981          31,649

                 See accompanying notes to financial statements.

                       RUSSELL 2000 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                              Shares           Value
                                           -------------   -------------
COMMON STOCKS (Cont.)
COMPUTERS (Cont.)
Overland Storage Inc. (a)                          1,694   $      31,847
Packeteer Inc. (a)                                 4,198          71,282
PalmOne Inc. (a)                                   6,526          76,681
PC-Tel Inc. (a)                                    3,007          31,904
PEC Solutions Inc. (a)                             1,918          32,510
Pegasus Solutions Inc. (a)                         3,929          41,137
Pemstar Inc. (a)                                   5,809          19,112
Perot Systems Corp. Class A (a)                   12,231         164,874
Planar Systems Inc. (a)                            2,434          59,195
Progress Software Corp. (a)                        4,535          92,786
QAD Inc. (a)                                       1,702          20,867
Quantum Corp. (a)                                 29,992          93,575
Quest Software Inc. (a)                            6,003          85,243
Radiant Systems Inc. (a)                           2,472          20,790
RadiSys Corp. (a)                                  2,965          49,990
Rainbow Technologies Inc. (a)                      3,654          41,144
Redback Networks Inc. (a)                         13,400           3,095
Retek Inc. (a)                                     8,609          79,892
RSA Security Inc. (a)                              8,158         115,844
Safeguard Scientifics Inc. (a)                    23,360          94,374
SafeNet Inc. (a)                                   1,833          56,401
Sanchez Computer Associates Inc. (a)               1,625           6,744
Sapient Corp. (a)                                 13,665          76,524
ScanSoft Inc. (a)                                 13,184          70,139
ScanSource Inc. (a)                                1,902          86,769
Secure Computing Corp. (a)                         6,208         111,185
Sigma Designs Inc. (a)                             2,729          20,549
Silicon Graphics Inc. (a)                         19,000          26,030
Silicon Storage Technology Inc. (a)               13,262         145,882
Sonic Solutions Inc. (a)                           2,529          38,694
SonicWALL Inc. (a)                                 8,661          67,556
SRA International Inc. Class A (a)                 1,613          69,520
SS&C Technologies Inc.                             1,312          36,670
Stratasys Inc. (a)                                 1,298          35,370
Sykes Enterprises Inc. (a)                         3,711          31,766
Synaptics Inc. (a)                                 3,109          46,573
Syntel Inc.                                          885          21,868
Systems & Computer Technology Corp. (a)            6,229         101,844
THQ Inc. (a)                                       5,869          99,245
Tier Technologies Inc. Class B (a)                 2,086          17,043
Transaction Systems Architects Inc.
   Class A (a)                                     5,726         129,579
TTM Technologies Inc. (a)                          3,511          59,266
Verity Inc. (a)                                    3,502          58,448
Verso Technologies Inc. (a)                       29,650          95,769
WatchGuard Technologies Inc. (a)                   4,991          29,048
                                                           -------------
                                                               8,316,058
                                                           -------------
COSMETICS / PERSONAL CARE (0.06%)
Chattem Inc. (a)                                   2,365          42,333
Elizabeth Arden Inc. (a)                           2,360          47,011
Revlon Inc. Class A (a)                            1,800   $       4,032
                                                           -------------
                                                                  93,376
                                                           -------------
DISTRIBUTION / WHOLESALE (0.75%)
Advanced Energy Industries Inc. (a)                2,974          77,473
Advanced Marketing Services Inc.                   2,537          28,922
Aviall Inc. (a)                                    5,542          85,956
Building Materials Holdings Corp.                  1,835          28,498
Central European Distribution Corp. (a)              989          31,252
Handleman Co.                                      3,976          81,627
Hughes Supply Inc.                                 3,949         195,949
Keystone Automotive Industries Inc. (a)            1,656          41,996
Owens & Minor Inc.                                 5,731         125,566
SCP Pool Corp. (a)                                 5,061         165,393
United Stationers Inc. (a)                         4,979         203,741
Watsco Inc.                                        3,241          73,668
WESCO International Inc. (a)                       2,105          18,629
                                                           -------------
                                                               1,158,670
                                                           -------------
DIVERSIFIED FINANCIAL SERVICES (1.68%)
Accredited Home Lenders Holding Co. (a)            1,506          46,084
Advanta Corp. Class B                              2,691          34,230
Affiliated Managers Group Inc. (a)                 3,496         243,287
Century Business Services Inc. (a)                13,666          61,087
CharterMac                                         6,577         138,972
CompuCredit Corp. (a)                              2,269          48,284
Credit Acceptance Corp. (a)                        1,984          30,355
Digital Insight Corp. (a)                          4,779         118,997
E-LOAN Inc. (a)                                    5,750          17,135
Federal Agricultural Mortgage Corp. (a)            1,360          43,466
Financial Federal Corp. (a)                        2,715          82,943
First Albany Companies Inc.                        1,028          14,433
Forrester Research Inc. (a)                        2,275          40,654
Gabelli Asset Management Inc. Class A              1,466          58,347
Gladstone Capital Corp.                            1,629          36,408
Investment Technology Group Inc. (a)               8,140         131,461
Knight Trading Group Inc. (a)                     12,040         176,266
MCG Capital Corp.                                  4,017          78,331
MemberWorks Inc. (a)                               1,313          35,674
Metris Companies Inc. (a)                          6,178          27,430
National Processing Inc. (a)                       1,640          38,622
NCO Group Inc. (a)                                 3,087          70,291
New Century Financial Corp.                        4,582         181,768
Phoenix Companies Inc.                            15,718         189,245
Portfolio Recovery Associates Inc. (a)             1,906          50,604
Resource America Inc. Class A                      1,478          22,170
S1 Corp. (a)                                      12,143          97,751
Saxon Capital Inc. (a)                             4,246          88,954
Seacoast Financial Services Corp.                  4,791         131,321
StarTek Inc.                                       1,983          80,887

                 See accompanying notes to financial statements.

                       RUSSELL 2000 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                              Shares           Value
                                           -------------   -------------
COMMON STOCKS (Cont.)
DIVERSIFIED FINANCIAL SERVICES (Cont.)
SWS Group Inc.                                     2,657   $      47,295
WFS Financial Inc. (a)                             2,090          88,741
World Acceptance Corp. (a)                         2,711          53,976
                                                           -------------
                                                               2,605,469
                                                           -------------
ELECTRIC (1.58%)
Allegheny Energy Inc. (a)                         19,653         250,772
Avista Corp.                                       7,958         144,199
Black Hills Corp.                                  5,333         159,083
Central Vermont Public Service Corp.               2,007          47,164
CH Energy Group Inc.                               2,799         131,273
Cleco Corp.                                        7,555         135,839
CMS Energy Corp. (a)                              24,776         211,092
El Paso Electric Co. (a)                           7,146          95,399
Empire District Electric Co. (The)                 4,668         102,369
IDACORP Inc.                                       6,479         193,852
MGE Energy Inc.                                    2,359          74,332
Otter Tail Corp.                                   3,715          99,302
Plug Power Inc. (a)                                4,859          35,228
PNM Resources Inc.                                 6,547         183,971
Sierra Pacific Resources (a)                      18,551         136,164
UIL Holdings Corp.                                 2,156          97,236
UniSource Energy Corp.                             5,383         132,745
Westar Energy Inc.                                10,515         212,929
                                                           -------------
                                                               2,442,949
                                                           -------------
ELECTRICAL COMPONENTS & EQUIPMENT (0.38%)
C&D Technologies Inc.                              3,513          67,344
Encore Wire Corp. (a)                              1,137          20,136
GrafTech International Ltd. (a)                   13,836         186,786
Medis Technologies Ltd. (a)                        1,455          15,568
Power-One Inc. (a)                                10,022         108,538
Superconductor Technologies Inc. (a)               9,157          51,096
Wilson Greatbatch Technologies Inc. (a)            3,323         140,463
                                                           -------------
                                                                 589,931
                                                           -------------
ELECTRONICS (4.72%)
Actel Corp. (a)                                    3,988          96,111
Aeroflex Inc. (a)                                  9,836         114,983
Analogic Corp.                                     1,151          47,191
Artesyn Technologies Inc. (a)                      5,892          50,200
Artisan Components Inc. (a)                        3,189          65,374
ATMI Inc. (a)                                      4,623         106,976
Barnes Group Inc.                                  2,345          75,767
Bel Fuse Inc. Class B                              1,537          50,152
Belden Inc.                                        4,009          84,550
Benchmark Electronics Inc. (a)                     6,673         232,287
Brady Corp. Class A                                3,256         132,682
Cable Design Technologies Corp. (a)                6,585          59,199
Cabot Microelectronics Corp. (a)                   3,070         150,430
Checkpoint Systems Inc. (a)                        6,004         113,536
Cognex Corp.                                       5,819   $     164,329
Coherent Inc. (a)                                  4,871         115,930
Concord Camera Corp. (a)                           4,430          40,977
CTS Corp.                                          5,713          65,699
Cubic Corp.                                        2,308          53,084
Cymer Inc. (a)                                     5,775         266,747
Daktronics Inc. (a)                                2,552          64,208
Diodes Inc. (a)                                    1,152          21,888
Dionex Corp. (a)                                   2,843         130,835
DuPont Photomasks Inc. (a)                         2,064          49,825
EDO Corp.                                          2,408          59,357
Electro Scientific Industries Inc. (a)             4,683         111,455
Emerson Radio Corp. (a)                            4,566          17,168
Energy Conversion Devices Inc. (a)                 3,035          27,406
ESS Technology Inc. (a)                            4,834          82,226
Exar Corp. (a)                                     6,755         115,375
Excel Technology Inc. (a)                          1,556          51,130
Fargo Electronics (a)                              1,860          23,659
FEI Co. (a)                                        4,155          93,487
FuelCell Energy Inc. (a)                           6,059          78,767
General Cable Corp. (a)                            6,171          50,294
Helix Technology Corp.                             4,507          92,754
Herley Industries Inc. (a)                         1,541          31,899
Hutchinson Technology Inc. (a)                     3,846         118,226
II-VI Inc. (a)                                     1,705          43,989
Innovex Inc. (a)                                   3,205          27,018
InVision Technologies Inc. (a)                     2,619          87,920
Keithley Instruments Inc.                          2,105          38,521
KEMET Corp. (a)                                   14,250         195,082
Lifeline Systems Inc. (a)                          1,322          25,118
Littelfuse Inc. (a)                                3,401          98,017
Manufacturers Services Ltd. (a)                    4,021          24,448
Mattson Technology Inc. (a)                        4,754          58,094
Mercury Computer Systems Inc. (a)                  3,764          93,724
Methode Electronics Inc. Class A                   5,183          63,388
Metrologic Instruments Inc. (a)                    1,215          32,805
Micrel Inc. (a)                                    9,309         145,034
Microsemi Corp. (a)                                5,095         125,235
MKS Instruments Inc. (a)                           4,416         128,064
Molecular Devices Corp. (a)                        2,291          43,506
Moog Inc. Class A (a)                              3,016         148,990
Nassda Corp. (a)                                   2,241          16,247
OSI Systems Inc. (a)                               2,115          40,629
Park Electrochemical Corp.                         3,161          83,735
Photon Dynamics Inc. (a)                           2,842         114,362
Photronics Inc. (a)                                4,526          90,158
Power Integrations Inc. (a)                        4,331         144,915
Rayovac Corp. (a)                                  5,748         120,421
REMEC Inc. (a)                                     9,733          81,855
Research Frontiers Inc. (a)                        1,410          13,099
Richardson Electronics Ltd.                          625           7,681
Rofin-Sinar Technologies Inc. (a)                  1,708          59,028
Rudolph Technologies Inc. (a)                      2,058          50,503

                 See accompanying notes to financial statements.

                       RUSSELL 2000 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                              Shares           Value
                                           -------------   -------------
COMMON STOCKS (Cont.)
ELECTRONICS (Cont.)
SBS Technologies Inc. (a)                          2,367   $      34,819
Semtech Corp. (a)                                  9,694         220,345
Silicon Image Inc. (a)                            10,908          78,865
Siliconix Inc. (a)                                 1,212          55,388
Sipex Corp. (a)                                    3,562          27,463
Stoneridge Inc. (a)                                2,217          33,366
Supertex Inc. (a)                                  1,408          26,893
Sypris Solutions Inc.                                908          15,263
Technitrol Inc. (a)                                6,896         143,023
Thomas & Betts Corp.                               7,292         166,914
Three-Five Systems Inc. (a)                        5,774          30,256
Trimble Navigation Ltd. (a)                        5,348         199,160
Triumph Group Inc. (a)                             2,610          95,004
Universal Display Corp. (a)                        2,612          35,706
Universal Electronics Inc. (a)                     1,884          24,002
Varian Inc. (a)                                    4,907         204,769
Vicor Corp. (a)                                    2,949          33,648
Watts Industries Inc. Class A                      2,350          52,170
Woodhead Industries Inc.                             975          16,477
Woodward Governor Co.                              1,317          74,845
Xicor Inc. (a)                                     4,066          46,108
X-Rite Inc.                                        3,146          35,613
Zoran Corp. (a)                                    6,398         111,261
Zygo Corp. (a)                                     2,663          43,913
                                                           -------------
                                                               7,313,020
                                                           -------------
ENERGY & RELATED (0.11%)
Headwaters Inc. (a)                                5,063          99,336
KCS Energy Inc. (a)                                6,468          68,237
                                                           -------------
                                                                 167,573
                                                           -------------
ENGINEERING & CONSTRUCTION (0.26%)
EMCOR Group Inc. (a)                               2,312         101,497
Granite Construction Inc.                          5,628         132,202
Perini Corp. (a)                                   2,043          18,693
Washington Group International Inc. (a)            4,309         146,377
                                                           -------------
                                                                 398,769
                                                           -------------
ENTERTAINMENT (1.14%)
Alliance Gaming Corp. (a)                          8,095         199,542
AMC Entertainment Inc. (a)                         5,716          86,940
Ameristar Casinos Inc. (a)                         1,594          39,005
Argosy Gaming Co. (a)                              3,746          97,359
Churchill Downs Inc.                                 798          28,888
Dover Downs Gaming & Entertainment Inc.            1,575          14,899
Dover Motorsports Inc.                             5,633          19,715
4Kids Entertainment Inc. (a)                       1,935          50,349
Gaylord Entertainment Co. (a)                      2,420          72,237
Hollywood Entertainment Corp. (a)                  8,202         112,777
Isle of Capri Casinos Inc. (a)                     2,380          51,099
Macrovision Corp. (a)                              6,952         157,046
Magna Entertainment Corp. Class A (a)              4,557   $      23,104
Martha Stewart Living Omnimedia Inc.
   Class A (a)                                     1,878          18,498
MTR Gaming Group Inc. (a)                          3,431          35,339
NetFlix Inc. (a)                                   1,651          90,293
Penn National Gaming Inc. (a)                      5,030         116,092
Pinnacle Entertainment Inc. (a)                    3,183          29,666
Scientific Games Corp. Class A (a)                 8,340         141,863
Shuffle Master Inc. (a)                            2,946         101,991
Six Flags Inc. (a)                                14,303         107,559
Speedway Motorsports Inc.                          2,747          79,443
Vail Resorts Inc. (a)                              3,412          58,004
World Wrestling Entertainment Inc.                 2,505          32,815
                                                           -------------
                                                               1,764,523
                                                           -------------
ENVIRONMENTAL CONTROL (0.41%)
Casella Waste Systems Inc. Class A (a)             2,415          33,061
Ionics Inc. (a)                                    3,155         100,487
Mine Safety Appliances Co.                           984          78,238
Tetra Tech Inc. (a)                                8,299         206,313
TRC Companies Inc. (a)                             2,324          48,943
Waste Connections Inc. (a)                         4,547         171,740
                                                           -------------
                                                                 638,782
                                                           -------------
FOOD (2.08%)
American Italian Pasta Co. Class A (a)             2,489         104,289
Arden Group Inc. Class A                             193          14,957
CEC Entertainment Inc. (a)                         3,914         185,484
Chiquita Brands International Inc. (a)             5,780         130,223
Corn Products International Inc.                   6,257         215,554
Flowers Foods Inc.                                 5,316         137,153
Great Atlantic & Pacific Tea Co. (a)               3,213          26,989
Green Mountain Coffee Roasters Inc. (a)              520          11,970
Hain Celestial Group Inc. (a)                      3,615          83,904
Horizon Organic Holding Corp. (a)                  1,661          39,781
IHOP Corp.                                         3,311         127,407
Ingles Markets Inc. Class A                        2,105          21,618
International Multifoods Corp. (a)                 2,988          53,784
Interstate Bakeries Corp.                          7,714         109,770
J&J Snack Foods Corp. (a)                            701          26,470
Jack in the Box Inc. (a)                           5,696         121,667
Lance Inc.                                         3,522          52,936
Landry's Restaurants Inc.                          3,580          92,078
Nash Finch Co.                                     2,279          50,913
P.F. Chang's China Bistro Inc. (a)                 4,272         217,359
Panera Bread Co. Class A (a)                       4,561         180,296
Papa John's International Inc. (a)                 1,691          56,446
Pathmark Stores Inc. (a)                           4,087          31,061
Pilgrim's Pride Corp.                              3,083          50,345
Ralcorp Holdings Inc. (a)                          4,830         151,469
Rare Hospitality International Inc. (a)            4,608         112,620

                 See accompanying notes to financial statements.

                      RUSSELL 2000 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                               Shares          Value
                                           -------------   -------------
COMMON STOCKS (Cont.)
FOOD (Cont.)
Riviana Foods Inc.                                   406   $      11,120
Ruddick Corp.                                      5,261          94,172
Sanderson Farms Inc.                               1,026          41,348
Sanfilippo (John B.) & Son Inc. (a)                  965          49,254
Sensient Technologies Corp.                        6,395         126,429
Sonic Corp. (a)                                    6,256         191,559
Tejon Ranch Co. (a)                                1,364          55,938
United Natural Foods Inc. (a)                      3,321         119,257
Weis Markets Inc.                                  1,990          72,237
Wild Oats Markets Inc. (a)                         3,793          49,043
                                                           -------------
                                                               3,216,900
                                                           -------------
FOREST PRODUCTS & PAPER (0.74%)
American Woodmark Corp.                              896          49,325
Buckeye Technologies Inc. (a)                      4,040          40,602
Caraustar Industries Inc. (a)                      4,086          56,387
Chesapeake Corp.                                   2,633          69,722
Deltic Timber Corp.                                1,761          53,534
Glatfelter Co.                                     4,245          52,850
Louisiana-Pacific Corp. (a)                       16,684         298,310
Pope & Talbot Inc.                                 3,074          54,133
Potlatch Corp.                                     4,559         158,516
Rock-Tenn Co. Class A                              4,283          73,925
Schweitzer-Mauduit International Inc.              2,695          80,257
Universal Forest Products Inc.                     2,436          78,390
Wausau-Mosinee Paper Corp.                         5,584          75,496
                                                           -------------
                                                               1,141,447
                                                           -------------
GAS (0.19%)
EnergySouth Inc.                                     487          17,045
Laclede Group Inc. (The)                           3,105          88,648
NUI Corp.                                          3,252          52,422
Southwestern Energy Co. (a)                        5,776         138,046
                                                           -------------
                                                                 296,161
                                                           -------------
HAND / MACHINE TOOLS (0.33%)
Baldor Electric Co.                                4,843         110,663
Franklin Electric Co. Inc.                           733          44,339
Kennametal Inc.                                    5,715         227,171
Milacron Inc.                                      7,087          29,553
Powell Industries Inc. (a)                           601          11,509
Regal-Beloit Corp.                                 3,827          84,194
                                                           -------------
                                                                 507,429
                                                           -------------
HEALTH CARE (5.99%)
Accredo Health Inc. (a)                            8,072         255,156
Advanced Neuromodulation Systems Inc. (a)          3,014         138,584
Aksys Ltd. (a)                                     4,639          40,962
Alaris Medical Systems Inc. (a)                    3,228          49,098
Alliance Imaging Inc. (a)                          4,642          17,175
American Healthways Inc. (a)                       3,944          94,143
American Medical Systems Holdings
   Inc. (a)                                        3,528   $      76,910
AMERIGROUP Corp. (a)                               3,945         168,254
AmSurg Corp. (a)                                   2,835         107,418
Arrow International Inc.                           3,419          85,407
ArthroCare Corp. (a)                               2,749          67,350
Aspect Medical Systems Inc. (a)                      813           9,276
Bei Technologies Inc.                              1,285          25,700
Beverly Enterprises Inc. (a)                      14,837         127,450
BioLase Technology Inc. (a)                        2,891          47,991
BioMarin Pharmaceutical Inc. (a)                   9,790          76,059
Bioreliance Corp. (a)                                828          39,595
Biosite Inc. (a)                                   1,616          46,783
Candela Corp. (a)                                  1,086          19,743
Cantel Medical Corp. (a)                           1,442          23,346
Cardiac Science Inc. (a)                          10,598          42,286
CardioDynamics International Corp. (a)             4,558          27,211
Centene Corp. (a)                                  3,191          89,380
Cepheid Inc. (a)                                   4,798          45,965
Cerner Corp. (a)                                   4,445         168,243
Cerus Corp. (a)                                    2,282          10,360
Cholestech Corp. (a)                               1,582          12,071
Chronimed Inc. (a)                                 1,431          12,135
Closure Medical Corp. (a)                          1,141          38,714
Conceptus Inc. (a)                                 3,004          31,902
CONMED Corp. (a)                                   4,934         117,429
Cooper Companies Inc.                              5,093         240,033
Covance Inc. (a)                                  10,232         274,218
CTI Molecular Imaging Inc. (a)                     3,995          67,555
Cyberonics Inc. (a)                                3,412         109,218
Cytyc Corp. (a)                                   17,853         245,657
Dade Behring Holdings Inc. (a)                     6,652         237,742
Datascope Corp.                                    1,800          64,530
DHB Industries Inc. (a)                            3,351          23,457
Diagnostic Products Corp.                          3,606         165,551
DJ Orthopedics Inc. (a)                            1,551          41,567
Dynacq Healthcare Inc. (a)                           875           6,720
Enzo Biochem Inc. (a)                              3,597          64,422
Enzon Pharmaceuticals Inc. (a)                     6,508          78,096
Exactech Inc. (a)                                    563           8,304
Flir Systems Inc. (a)                              5,518         201,407
Genesis HealthCare Corp. (a)                       2,001          45,583
Gen-Probe Inc. (a)                                 7,972         290,739
Gentiva Health Services Inc. (a)                   3,450          43,608
Haemonetics Corp. (a)                              2,893          69,114
Hanger Orthopedic Group Inc. (a)                   3,530          54,962
Hologic Inc. (a)                                   3,423          59,321
Hooper Holmes Inc.                                 9,161          56,615
ICU Medical Inc. (a)                               1,826          62,595
IGEN International Inc. (a)                        2,975         175,257
INAMED Corp. (a)                                   4,300         206,658
Intermagnetics General Corp. (a)                   2,929          64,907
Interpore International (a)                        2,823          36,699

                See accompanying notes to financial statements.

                      RUSSELL 2000 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                              Shares           Value
                                           -------------   -------------
COMMON STOCKS (Cont.)
HEALTH CARE (Cont.)
Invacare Corp.                                     4,317   $     174,277
Inveresk Research Group Inc. (a)                   4,928         121,869
Inverness Medical Innovations Inc. (a)             1,830          39,857
i-STAT Corp. (a)                                   3,132          47,920
Kensey Nash Corp. (a)                              1,252          29,109
Kindred Healthcare Inc. (a)                        2,024         105,208
Kyphon Inc. (a)                                    3,153          78,289
LabOne Inc. (a)                                    1,644          53,381
Laserscope (a)                                     2,000          31,180
LifePoint Hospitals Inc. (a)                       6,108         179,881
Luminex Corp. (a)                                  3,604          33,806
Matria Healthcare Inc. (a)                         1,506          31,822
Medical Action Industries Inc. (a)                   949          17,756
Mentor Corp.                                       6,649         159,975
Merit Medical Systems Inc. (a)                     3,476          77,376
National Healthcare Corp. (a)                      1,573          31,303
Novoste Corp. (a)                                  1,447           6,931
Oakley Inc.                                        4,885          67,608
Ocular Sciences Inc. (a)                           2,984          85,671
Odyssey Healthcare Inc. (a)                        5,181         151,596
Option Care Inc. (a)                               1,591          16,992
OraSure Technologies Inc. (a)                      5,792          46,104
Orthodontic Centers of America Inc. (a)            7,450          59,972
Orthologic Corp. (a)                               4,727          28,977
Osteotech Inc. (a)                                 2,336          20,557
Palatin Technologies Inc. (a)                      5,954          14,885
Pediatrix Medical Group Inc. (a)                   3,964         218,377
PolyMedica Corp.                                   2,752          72,405
Possis Medical Inc. (a)                            3,210          63,398
Province Healthcare Co. (a)                        7,733         123,728
PSS World Medical Inc. (a)                        10,925         131,865
Quidel Corp. (a)                                   4,417          47,792
RehabCare Group Inc. (a)                           2,519          53,554
Retractable Technologies Inc. (a)                  1,748          10,523
Select Medical Corp.                               7,184         116,956
Sierra Health Services Inc. (a)                    3,649         100,165
Sola International Inc. (a)                        4,966          93,361
SonoSite Inc. (a)                                  2,599          55,723
Specialty Laboratories Inc. (a)                    1,407          23,624
Staar Surgical Co. (a)                             2,772          31,213
Sunrise Senior Living Inc. (a)                     2,440          94,526
Synovis Life Technologies Inc. (a)                 1,530          31,120
Theragenics Corp. (a)                              5,953          32,563
Therasense Inc. (a)                                4,569          92,751
Thoratec Corp. (a)                                 7,251          94,336
TriPath Imaging Inc. (a)                           3,511          27,386
U.S. Physical Therapy Inc. (a)                     2,235          35,157
US Oncology Inc. (a)                              10,524         113,238
VCA Antech Inc. (a)                                5,052         156,511
Ventana Medical Systems Inc. (a)                   2,064          81,322
Viasys Healthcare Inc. (a)                         4,906         101,064
VistaCare Inc. Class A (a)                         1,819          63,938
VISX Inc. (a)                                      6,311         146,100
Vital Images Inc. (a)                              1,707   $      30,453
Vital Sign Inc.                                      487          15,925
West Pharmaceutical Services Inc.                  1,949          66,071
Wright Medical Group Inc. (a)                      2,449          74,548
Young Innovations Inc.                               353          12,708
Zoll Medical Corp. (a)                             1,417          50,275
                                                           -------------
                                                               9,281,609
                                                           -------------
HOLDING COMPANIES-DIVERSIFIED (0.04%)
Walter Industries Inc.                             4,883          65,188
                                                           -------------
HOME BUILDERS (0.97%)
Beazer Homes USA Inc.                              2,049         200,105
Brookfield Homes Corp.                             2,600          67,002
Champion Enterprises Inc. (a)                      8,597          60,179
Coachmen Industries Inc.                           2,500          45,275
Dominion Homes Inc. (a)                              889          26,963
Fleetwood Enterprises Inc. (a)                     6,292          64,556
M/I Schottenstein Homes Inc.                       1,660          64,823
Meritage Corp. (a)                                 1,562         103,576
Monaco Coach Corp. (a)                             4,126          98,199
Palm Harbor Homes Inc. (a)                         2,075          37,080
Skyline Corp.                                      1,456          50,771
Standard-Pacific Corp.                             5,524         268,190
Thor Industries Inc.                               3,083         173,326
WCI Communities Inc. (a)                           2,887          59,501
William Lyon Homes Inc. (a)                          712          44,692
Winnebago Industries Inc.                          1,991         136,881
                                                           -------------
                                                               1,501,119
                                                           -------------
HOME FURNISHINGS (0.28%)
Applica Inc. (a)                                   3,240          24,624
Bassett Furniture Industries Inc.                  1,520          25,080
Hooker Furniture Corp.                               863          35,210
Kimball International Inc. Class B                 3,417          53,134
Libbey Inc.                                        2,078          59,181
Modtech Holdings Inc. (a)                            812           6,829
Movado Group Inc.                                  1,832          51,717
Oneida Ltd.                                        3,102          18,271
Select Comfort Corp. (a)                           3,286          81,361
Standex International Corp.                        2,179          61,012
Stanley Furniture Co. Inc.                           619          19,499
                                                           -------------
                                                                 435,918
                                                           -------------
HOUSEHOLD PRODUCTS / WARES (0.92%)
American Greetings Corp. Class A (a)               9,923         217,016
Central Garden & Pet Co. (a)                       2,410          67,552
CSS Industries Inc.                                1,257          38,980
Ennis Business Forms Inc.                          2,643          40,438
Fossil Inc. (a)                                    3,976         111,368
Harland (John H.) Co.                              4,767         130,139
Jarden Corp. (a)                                   4,454         121,772
National Presto Industries Inc.                    1,010          36,512

                 See accompanying notes to financial statements.

                      RUSSELL 2000 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                               Shares          Value
                                           -------------   -------------
COMMON STOCKS (Cont.)
HOUSEHOLD PRODUCTS / WARES (Cont.)
New England Business Service Inc.                  1,896   $      55,932
Playtex Products Inc. (a)                          3,499          27,047
Russ Berrie & Co. Inc.                             1,744          59,122
Standard Register Co. (The)                        2,519          42,395
Toro Co.                                           4,136         191,910
Tupperware Corp.                                   8,467         146,818
Yankee Candle Co. Inc. (The) (a)                   5,190         141,843
                                                           -------------
                                                               1,428,844
                                                           -------------
INSURANCE (2.25%)
Alfa Corp.                                         3,736          48,045
Allmerica Financial Corp. (a)                      8,920         274,468
American Medical Security Group Inc. (a)           2,158          48,382
American Physicians Capital Inc. (a)               2,109          38,806
AmerUs Group Co.                                   6,480         226,606
Argonaut Group Inc. (a)                            4,472          69,495
Baldwin & Lyons Inc. Class B                       1,018          28,565
Citizens Inc. (a)                                  3,925          37,011
CNA Surety Corp. (a)                               2,513          23,899
Commerce Group Inc.                                4,279         169,021
Crawford & Co. Class B                             2,762          19,500
Delphi Financial Group Inc. Class A                4,144         149,184
FBL Financial Group Inc. Class A                   2,194          56,605
Financial Industries Corp. (a)                       650           9,165
Fremont General Corp.                             10,062         170,148
Great American Financial Resources Inc.              897          14,549
Harleysville Group Inc.                            4,800          95,472
HealthExtras Inc. (a)                              2,934          39,316
Hilb, Rogal & Hamilton Co.                         4,860         155,860
Horace Mann Educators Corp.                        6,288          87,843
Infinity Property & Casualty Corp.                 2,460          81,303
Kansas City Life Insurance Co.                     1,232          56,918
LandAmerica Financial Group Inc.                   3,147         164,462
Midland Co. (The)                                    650          15,353
National Western Life Insurance Co.
   Class A (a)                                       190          29,422
NYMAGIC Inc.                                         487          13,354
Ohio Casualty Corp. (a)                            8,942         155,233
Penn-America Group Inc.                            1,669          22,148
Philadelphia Consolidated Holding
   Corp. (a)                                       2,821         137,749
PICO Holdings Inc. (a)                             1,380          21,625
PMA Capital Corp. Class A                          3,883          19,881
Presidential Life Corp.                            3,444          45,323
ProAssurance Corp. (a)                             4,103         131,911
RLI Corp.                                          3,325         124,555
Safety Insurance Group Inc.                          786          13,448
Selective Insurance Group Inc.                     4,442         143,743
State Auto Financial Corp.                         2,225          52,043
Stewart Information Services Corp.                 2,997         121,528
Triad Guaranty Inc. (a)                            1,438   $      72,403
21st Century Insurance Group                       3,479          47,836
U.S.I. Holdings Corp. (a)                          3,421          44,644
UICI (a)                                           6,138          81,513
United Fire & Casualty Co.                           881          35,557
Universal American Financial Corp. (a)             3,005          29,780
Zenith National Insurance Corp.                    1,653          53,805
                                                           -------------
                                                               3,477,477
                                                           -------------
IRON / STEEL (0.60%)
AK Steel Holding Corp. (a)                        16,104          82,130
Allegheny Technologies Inc.                       13,769         182,026
Carpenter Technology Corp.                         3,646         107,812
Cleveland-Cliffs Inc. (a)                          1,793          91,353
Gibraltar Steel Corp.                              1,980          49,797
Reliance Steel & Aluminum Co.                      4,206         139,681
Ryerson Tull Inc.                                  3,767          43,132
Schnitzer Steel Industries Inc. Class A            1,590          96,195
Steel Dynamics Inc. (a)                            5,883         138,192
                                                           -------------
                                                                 930,318
                                                           -------------
LEISURE TIME (0.32%)
Bally Total Fitness Holding Corp. (a)              4,912          34,384
Callaway Golf Co.                                 10,644         179,351
K2 Inc. (a)                                        4,712          71,670
Marine Products Corp.                                650          12,220
Nautilus Group Inc. (The)                          4,673          65,656
Navigant International Inc. (a)                    2,160          29,916
WMS Industries Inc. (a)                            3,763          98,591
                                                           -------------
                                                                 491,788
                                                           -------------
LODGING (0.42%)
Aztar Corp. (a)                                    4,749         106,853
Boca Resorts Inc. Class A (a)                      4,354          65,136
Boyd Gaming Corp.                                  4,773          77,036
Choice Hotels International Inc. (a)               3,568         125,772
Extended Stay America Inc.                        10,848         157,079
Marcus Corp.                                       3,369          55,252
Prime Hospitality Corp. (a)                        5,813          59,293
                                                           -------------
                                                                 646,421
                                                           -------------
MACHINERY (2.45%)
Albany International Corp. Class A                 4,498         152,482
Applied Industrial Technologies Inc.               3,190          76,113
Astec Industries Inc. (a)                          2,221          27,252
Asyst Technologies Inc. (a)                        7,461         129,448
Briggs & Stratton Corp.                            3,561         240,011
Cascade Corp.                                      1,845          41,144
Dycom Industries Inc. (a)                          7,918         212,361
Engineered Support Systems Inc.                    2,741         150,919
Esterline Technologies Corp. (a)                   3,766         100,439
Flowserve Corp. (a)                                7,783         162,509

                 See accompanying notes to financial statements.

                       RUSSELL 2000 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                               Shares          Value
                                           -------------   -------------
COMMON STOCKS (Cont.)
MACHINERY (Cont.)
Gardner Denver Inc. (a)                            2,986   $      71,276
Gerber Scientific Inc. (a)                         3,261          25,958
Global Power Equipment Group Inc. (a)              2,836          18,944
Gorman-Rupp Co. (The)                                950          25,080
Idex Corp.                                         4,747         197,428
Insituform Technologies Inc. Class A (a)           3,499          57,734
JLG Industries Inc.                                7,395         112,626
Joy Global Inc.                                    7,380         192,987
Kadant Inc. (a)                                    1,975          42,759
Kaman Corp. Class A                                2,561          32,602
Knight Transportation Inc. (a)                     3,982         102,138
Kulicke & Soffa Industries Inc. (a)                7,704         110,784
Lincoln Electric Holding Inc.                      5,228         129,341
Lindsay Manufacturing Co.                          2,556          64,539
Manitowoc Co. Inc. (The)                           4,553         142,054
NACCO Industries Inc.                                707          63,262
Nordson Corp.                                      4,252         146,822
Paxar Corp. (a)                                    3,975          53,265
Presstek Inc. (a)                                  4,014          29,182
Robbins & Myers Inc.                               1,964          37,296
Sauer-Danfoss Inc.                                 1,697          27,491
Semitool Inc. (a)                                  2,171          23,275
Stewart & Stevenson Services Inc.                  4,400          61,820
Tecumseh Products Co. Class A                      2,413         116,862
Tennant Co.                                        1,621          70,189
Terex Corp. (a)                                    7,141         203,376
Thomas Industries Inc.                             2,032          70,429
Ultratech Inc. (a)                                 3,270          96,040
Unova Inc. (a)                                     7,691         176,508
                                                           -------------
                                                               3,794,745
                                                           -------------
MANUFACTURERS (0.81%)
CUNO Inc. (a)                                      2,220          99,967
EnPro Industries Inc. (a)                          3,619          50,485
Federal Signal Corp.                               8,170         143,138
FMC Corp. (a)                                      5,883         200,787
Jacuzzi Brands Inc. (a)                           10,698          75,849
Quixote Corp.                                      1,175          28,682
Roper Industries Inc.                              5,278         259,994
Sturm Ruger & Co. Inc.                             2,959          33,644
Tredegar Corp.                                     5,030          78,116
Trinity Industries Inc.                            6,127         188,957
Wabtec Corp.                                       5,535          94,316
                                                           -------------
                                                               1,253,935
                                                           -------------
MANUFACTURING (0.31%)
Acuity Brands Inc.                                 7,003         180,677
Applied Films Corporation (a)                      2,308          76,210
ESCO Technologies Inc. (a)                         2,164          94,459
Hexcel Corp. (a)                                   3,074          22,778
Kaydon Corp.                                       4,346   $     112,301
                                                           -------------
                                                                 486,425
                                                           -------------
MEDIA (1.32%)
Acme Communications Inc. (a)                         762           6,698
Bankrate Inc. (a)                                  1,774          21,962
Banta Corp.                                        3,888         157,464
Beasley Broadcast Group Inc. Class A (a)             986          16,200
Courier Corp.                                        980          37,702
Crown Media Holdings Inc. (a)                      2,762          22,842
Cumulus Media Inc. Class A (a)                     7,233         159,126
Emmis Communications Corp. (a)                     7,106         192,217
Fisher Communications Inc. (a)                       648          33,048
Gray Television Inc.                               6,877         103,980
Hollinger International Inc.                       7,208         112,589
Information Holdings Inc. (a)                      2,672          59,051
Insight Communications Co. Inc. (a)                7,071          72,902
Journal Register Co. (a)                           5,349         110,724
Liberty Corp.                                      2,717         122,781
Lin TV Corp. Class A (a)                           4,596         118,623
LodgeNet Entertainment Corp. (a)                   2,529          46,230
Mediacom Communications Corp. (a)                  7,177          62,225
Nelson (Thomas) Inc.                               1,499          28,976
Paxson Communications Corp. (a)                    5,103          19,647
Pegasus Communications Corp. (a)                     669          18,786
Playboy Enterprises Inc. Class B (a)               2,460          39,754
Primedia Inc. (a)                                 24,488          69,301
Pulitzer Inc.                                      1,012          54,648
Regent Communications Inc. (a)                     4,489          28,505
Saga Communications Inc. (a)                       1,957          36,263
Salem Communications Corp. Class A (a)             1,637          44,395
Sinclair Broadcast Group Inc. Class A (a)          6,425          95,861
Spanish Broadcasting System Inc.
   Class A (a)                                     5,507          57,824
TheStreet.com Inc. (a)                             1,233           5,080
TiVo Inc. (a)                                      5,074          37,548
Value Line Inc.                                      162           8,084
Young Broadcasting Inc. Class A (a)                2,448          49,058
                                                           -------------
                                                               2,050,094
                                                           -------------
METAL FABRICATE / HARDWARE (0.19%)
CIRCOR International Inc.                          2,569          61,913
Lawson Products Inc.                                 406          13,471
NN Inc.                                            1,056          13,295
Penn Engineering & Manufacturing Corp.             2,026          38,555
Precision Castparts Corp.                             --              17
Shaw Group Inc. (The) (a)                          8,955         121,967

                 See accompanying notes to financial statements.

                       RUSSELL 2000 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                               Shares          Value
                                           -------------   -------------
COMMON STOCKS (Cont.)
METAL FABRICATE / HARDWARE (Cont.)
Valmont Industries Inc.                            1,978   $      45,791
                                                           -------------
                                                                 295,009
                                                           -------------
METALS-DIVERSIFIED (0.60%)
Ameron International Corp.                         1,162          40,310
Commercial Metals Co.                              4,328         131,571
Griffon Corp. (a)                                  4,021          81,465
Gulf Island Fabrication Inc. (a)                     878          14,952
Material Sciences Corp.                            1,502          15,185
Matthews International Corp. Class A               4,324         127,947
Maverick Tube Corp. (a)                            6,490         124,933
Mueller Industries Inc. (a)                        5,777         198,498
NS Group Inc. (a)                                  2,325          22,553
Quanex Corp.                                       2,590         119,399
RTI International Metals Inc. (a)                  2,901          48,940
                                                           -------------
                                                                 925,753
                                                           -------------
MINING (0.62%)
AMCOL International Corp.                          3,441          69,852
Arch Coal Inc.                                     7,465         232,684
Brush Engineered Materials Inc. (a)                3,768          57,688
Century Aluminum Co. (a)                           2,023          38,457
Couer d'Alene Mines Corp. (a)                     33,706         194,821
Hecla Mining Co. (a)                              16,398         135,939
Liquidmetal Technologies (a)                       2,294           6,515
Royal Gold Inc.                                    3,078          64,423
Stillwater Mining Co. (a)                          6,830          65,363
USEC Inc.                                         11,621          97,616
                                                           -------------
                                                                 963,358
                                                           -------------
OFFICE / BUSINESS EQUIPMENT (0.23%)
General Binding Corp. (a)                            487           8,766
Global Imaging Systems Inc. (a)                    2,395          76,041
Imagistics International Inc. (a)                  2,754         103,275
Insight Enterprises Inc. (a)                       7,668         144,158
Pomeroy IT Solutions Inc.                          1,603          23,628
                                                           -------------
                                                                 355,868
                                                           -------------
OIL & GAS PRODUCERS (3.48%)
Atmos Energy Corp.                                 7,882         191,533
Atwood Oceanics Inc. (a)                           1,620          51,743
Berry Petroleum Co. Class A                        3,316          67,149
Cabot Oil & Gas Corp.                              4,023         118,075
CAL Dive International Inc. (a)                    5,876         141,670
Cascade Natural Gas Corp.                          1,801          37,983
Chesapeake Utilities Corp.                         1,115          29,046
Cimarex Energy Co. (a)                             6,834         182,399
Clayton Williams Energy Inc. (a)                     440          12,791
Denbury Resources Inc. (a)                         5,190          72,193
Encore Acquisition Co. (a)                         1,434          35,348
Energen Corp.                                      5,878         241,174
Energy Partners Ltd. (a)                           3,403          47,302
Evergreen Resources Inc. (a)                       6,921   $     225,002
Forest Oil Corp. (a)                               7,415         211,847
Frontier Oil Corp.                                 4,493          77,369
Grey Wolf Inc. (a)                                32,067         119,931
Hanover Compressor Co. (a)                         9,070         101,131
Harvest Natural Resources Inc. (a)                 5,306          52,795
Holly Corp.                                        1,897          52,168
Houston Exploration Co. (a)                        2,427          88,634
Magnum Hunter Resources Inc. (a)                  11,309         107,549
McMoRan Exploration Co. (a)                        2,098          39,338
Meridian Resource Corp. (The) (a)                  7,328          43,528
New Jersey Resources Corp.                         4,720         181,767
Northwest Natural Gas Co.                          4,092         125,829
Nuevo Energy Co. (a)                               3,173          76,691
Parker Drilling Co. (a)                           10,370          26,444
Patina Oil & Gas Corp.                             4,868         238,483
Penn Virginia Corp.                                1,383          76,964
Petroleum Development Corp. (a)                    2,162          51,239
Plains Exploration & Production Co. (a)            6,140          94,495
Plains Resource Inc. (a)                           4,067          65,275
Prima Energy Corp. (a)                             1,409          49,540
Quicksilver Resources Inc. (a)                     2,276          73,515
Range Resources Corp. (a)                          8,232          77,792
Remington Oil & Gas Corp. (a)                      3,409          67,123
RPC Inc.                                           1,554          17,078
SEACOR SMIT Inc. (a)                               2,884         121,215
SEMCO Energy Inc.                                  7,052          34,555
South Jersey Industries Inc.                       2,711         109,796
Southern Union Co. (a)                             9,270         170,568
Southwest Gas Corp.                                4,855         108,995
Spinnaker Exploration Co. (a)                      4,238         136,760
St. Mary Land & Exploration Co.                    4,620         131,670
Stone Energy Corp. (a)                             3,761         159,654
Superior Energy Services Inc. (a)                  7,127          66,994
Swift Energy Co. (a)                               4,058          68,377
Tesoro Petroleum Corp. (a)                         9,725         141,693
Tom Brown Inc. (a)                                 5,588         180,213
Unit Corp. (a)                                     5,810         136,826
Vintage Petroleum Inc.                             7,812          93,978
WD-40 Co.                                          2,833         100,175
W-H Energy Services Inc. (a)                       3,632          58,838
                                                           -------------
                                                               5,390,240
                                                           -------------
OIL & GAS SERVICES (0.61%)
CARBO Ceramics Inc.                                1,892          96,965
Comstock Resources Inc. (a)                        4,927          95,091
Dril-Quip Inc. (a)                                 1,471          23,977
Global Industries Ltd. (a)                        10,042          51,716
Hydril (a)                                         2,160          51,689
Input/Output Inc. (a)                              9,284          41,871
Lone Star Technologies Inc. (a)                    4,280          68,394
Lufkin Industries Inc.                               520          14,971

                 See accompanying notes to financial statements.

                       RUSSELL 2000 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                               Shares          Value
                                           -------------   -------------
COMMON STOCKS (Cont.)
OIL & GAS SERVICES (Cont.)
Matrix Service Co. (a)                             2,912   $      52,853
Newpark Resources Inc. (a)                        12,362          59,214
Oceaneering International Inc. (a)                 3,748         104,944
Oil States International Inc. (a)                  4,237          59,064
Tetra Technologies Inc. (a)                        3,155          76,477
Universal Compression Holdings Inc. (a)            3,436          89,886
Veritas DGC Inc. (a)                               5,141          53,878
                                                           -------------
                                                                 940,990
                                                           -------------
PACKAGING & CONTAINERS (0.33%)
Crown Holdings Inc. (a)                           26,660         241,540
Greif Inc. Class A                                 2,369          84,123
Longview Fibre Co.                                 8,905         109,977
Silgan Holdings Inc. (a)                           1,689          71,935
                                                           -------------
                                                                 507,575
                                                           -------------
PHARMACEUTICALS (4.70%)
aaiPharma Inc. (a)                                 2,491          62,574
Abgenix Inc. (a)                                  14,673         182,826
Able Laboratories Inc. (a)                         2,580          46,621
Adolor Corp. (a)                                   6,456         129,249
Advanced Medical Optics Inc. (a)                   4,746          93,259
Align Technology Inc. (a)                          7,589         125,370
Alkermes Inc. (a)                                 10,655         143,843
Allscripts Healthcare Solutions Inc.(a)            5,630          29,952
Alpharma Inc. Class A                              6,654         133,745
Alteon Inc. (a)                                    5,578           8,757
Antigenics Inc. (a)                                4,039          45,721
Aphton Corp. (a)                                   3,376          20,256
AtheroGenics Inc. (a)                              6,449          96,413
AVI BioPharma Inc. (a)                             5,932          24,143
Bentley Pharmaceuticals Inc. (a)                   2,312          30,750
Biopure Corp. (a)                                  5,004          11,910
Bone Care International Inc. (a)                   1,056          13,453
Bradley Pharmaceuticals Inc. (a)                   1,842          46,842
Bruker BioSciences Corp. (a)                       1,600           7,280
Cell Genesys Inc. (a)                              5,896          76,294
Cell Therapeutics Inc. (a)                         5,224          45,449
CIMA Labs Inc. (a)                                 2,235          72,906
CollaGenex Pharmaceuticals Inc. (a)                1,339          15,010
Columbia Laboratories Inc. (a)                     5,260          33,138
Connetics Corp. (a)                                4,469          81,157
Corixa Corp. (a)                                   7,083          42,781
Cubist Pharmaceuticals Inc. (a)                    6,437          78,274
Curative Health Services Inc. (a)                  1,462          20,176
CV Therapeutics Inc. (a)                           4,592          67,319
D&K Healthcare Resources Inc.                      2,118          28,720
Dendreon Corp. (a)                                 1,800          14,508
Digene Corp. (a)                                   2,271          91,067
Discovery Laboratories Inc. (a)                    7,874          82,598
DOV Pharmaceutical Inc. (a)                        1,932          26,024
Durect Corp. (a)                                   2,890   $       7,456
Epix Medical Inc. (a)                              2,906          47,310
Esperion Therapeutics Inc. (a)                     5,668         196,169
First Horizon Pharmaceutical Corp. (a)             4,092          45,830
Genta Inc. (a)                                     7,255          75,525
Geron Corp. (a)                                    6,532          65,124
Guilford Pharmaceuticals Inc. (a)                  4,148          28,123
Hi-Tech Pharmacal Co. (a)                            733          17,226
Hollis-Eden Pharmaceuticals (a)                    1,703          18,750
ILEX Oncology Inc. (a)                             6,529         138,741
Immucor Inc. (a)                                   2,973          60,619
Immunogen Inc. (a)                                 7,034          35,522
Impax Laboratories Inc. (a)                        4,740          68,209
Indevus Pharmaceuticals Inc. (a)                   5,696          33,549
Inspire Pharmaceuticals Inc. (a)                   4,398          62,276
InterMune Inc. (a)                                 4,534         105,007
Intuitive Surgical Inc. (a)                        4,406          75,299
Isis Pharmaceuticals Inc. (a)                      8,480          55,120
Kos Pharmaceuticals Inc. (a)                       2,422         104,243
KV Pharmaceuticals Co. (a)                         5,771         147,161
La Jolla Pharmaceutical Co. (a)                    9,190          39,425
Lannett Co. Inc. (a)                                 855          14,373
Ligand Pharmaceuticals Inc. Class B (a)            9,810         144,109
Martek Biosciences Corp. (a)                       3,829         248,770
Medarex Inc. (a)                                  11,600          72,268
Medicines Co. (The) (a)                            7,242         213,349
MGI Pharma Inc. (a)                                5,425         223,239
MIM Corp. (a)                                      3,023          21,252
Nabi Biopharmaceuticals (a)                        8,600         109,306
Nature's Sunshine Products Inc.                    1,300          10,985
NBTY Inc. (a)                                      8,639         232,044
NeighborCare Inc. (a)                              4,002          79,040
NeoPharm Inc. (a)                                  2,383          43,657
Neose Technologies Inc. (a)                        3,086          28,391
Noven Pharmaceuticals Inc. (a)                     3,410          51,866
NPS Pharmaceuticals Inc. (a)                       5,145         158,157
Nu Skin Enterprises Inc. Class A                   5,377          91,893
Onyx Pharmaceuticals Inc. (a)                      4,935         139,315
OSI Pharmaceuticals Inc. (a)                       6,457         207,980
Pain Therapeutics Inc. (a)                         3,731          25,930
PAREXEL International Corp. (a)                    4,217          68,568
Penwest Pharmaceuticals Co. (a)                    2,731          47,192
Peregrine Pharmaceuticals Inc. (a)                 9,900          21,879
Perrigo Co.                                        9,842         154,716
POZEN Inc. (a)                                     3,823          38,995
Praecis Pharmaceuticals Inc. (a)                   7,154          46,072
Priority Healthcare Corp. Class B (a)              5,742         138,440
Progenics Pharmaceuticals Inc. (a)                 2,182          41,153
Salix Pharmaceuticals Ltd. (a)                     3,364          76,262
SciClone Pharmaceuticals Inc. (a)                  6,970          47,257
Serologicals Corp. (a)                             3,647          67,834
SuperGen Inc. (a)                                  4,939          54,329

                 See accompanying notes to financial statements.

                      RUSSELL 2000 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                               December 31, 2003

                                               Shares          Value
                                           -------------   -------------
COMMON STOCKS (Cont.)
PHARMACEUTICALS (Cont.)
Sybron Dental Specialties Inc. (a)                 6,399   $     179,812
Tanox Inc. (a)                                     3,653          54,247
Tularik Inc. (a)                                   8,181         132,123
United Surgical Partners
 International Inc. (a)                            2,858          95,686
United Therapeutics Inc. (a)                       2,841          65,201
USANA Health Sciences Inc. (a)                     1,573          48,134
Vertex Pharmaceuticals Inc. (a)                   12,962         132,601
Vicuron Pharmaceuticals Inc. (a)                   7,803         145,526
VIVUS Inc. (a)                                     6,477          24,548
Zymogenetics Inc. (a)                              2,080          32,240
                                                           -------------
                                                               7,283,808
                                                           -------------
PIPELINES (0.09%)
Aquila Inc. (a)                                   35,172         119,233
TransMontaigne Inc. (a)                            2,079          13,410
                                                           -------------
                                                                 132,643
                                                           -------------
REAL ESTATE (3.06%)
AMLI Residential Properties Trust                  3,485          93,398
Anthracite Capital Inc.                            5,127          56,756
Avatar Holdings (a)                                  929          34,317
Bedford Property Investors Inc.                    2,684          76,843
Boykin Lodging Co.                                 2,610          23,882
Brandywine Realty Trust                            4,256         113,933
BRT Realty Trust                                   1,414          40,794
Colonial Properties Trust                          3,035         120,186
Commercial Net Lease Realty Inc.                   7,092         126,238
Consolidated-Tomoka Land Co.                       1,052          34,400
Cornerstone Realty Income Trust Inc.               6,312          55,293
Corporate Office Properties Trust                  5,054         106,134
Corrections Corp. of America (a)                   5,987         172,605
EastGroup Properties Inc.                          3,572         115,661
Entertainment Properties Trust                     3,890         135,022
Equity Inns Inc.                                   6,333          57,314
Equity One Inc.                                    3,947          66,625
First Industrial Realty Trust Inc.                 6,438         217,283
Glenborough Realty Trust Inc.                      4,156          82,912
Glimcher Realty Trust                              5,297         118,547
Home Properties Inc.                               4,676         188,864
Impac Mortgage Holdings Inc.                       8,735         159,064
Innkeepers USA Trust                               3,726          31,187
Jones Lang LaSalle Inc. (a)                        5,566         115,383
Kilroy Realty Corp.                                4,693         153,696
LaSalle Hotel Properties                           4,722          87,593
Lexington Corp. Properties Trust                   4,700          94,893
LTC Properties Inc.                                3,022          44,544
Manufactured Home Communities Inc.                 2,636          99,245
Meristar Hospitality Corp. (a)                     8,517          55,446
National Health Investors Inc.                     4,450         110,716
Nationwide Health Properties Inc.                  8,448         165,158
Novastar Financial Inc.                            3,086         132,575
Omega Healthcare Investors Inc.                    3,829   $      35,725
Prentiss Properties Trust                          5,500         181,445
PS Business Parks Inc.                             2,464         101,665
Ramco-Gershenson Properties Trust                  2,726          77,146
Reckson Associates Realty Corp.                    7,382         179,383
Redwood Trust Inc.                                 2,268         115,328
Saul Centers Inc.                                  1,763          50,545
Sovran Self Storage Inc.                           2,846         105,729
Summit Properties Inc.                             3,878          93,150
Sun Communities Inc.                               2,468          95,512
Tanger Factory Outlet Centers Inc.                 2,044          83,191
Taubman Centers Inc.                               6,056         124,754
Town & Country Trust (The)                         2,738          69,408
Trammell Crow Co. (a)                              5,160          68,370
United Mobile Homes Inc.                           1,181          20,089
Urstadt Biddle Properties Inc. Class A             3,286          46,497
                                                           -------------
                                                               4,734,444
                                                           -------------
REAL ESTATE INVESTMENT TRUSTS (2.65%)
Acadia Realty Trust                                2,644          33,050
Alexander's Inc. (a)                                 244          30,417
Alexandria Real Estate Equities Inc.               3,038         175,900
American Home Mortgage Invesment Corp.             3,363          75,701
American Land Lease Inc.                           1,678          33,476
American Mortgage Acceptance Corp.                 1,206          19,658
Anworth Mortgage Asset Corp.                       4,367          60,832
Associated Estates Realty Corp.                    1,462          10,687
Capital Automotive                                 4,130         132,160
Capstead Mortgage Corp.                            1,309          21,965
Correctional Properties Trust                      1,999          57,571
CRIIMI MAE Inc. (a)                                3,294          34,356
Essex Property Trust Inc.                          2,874         184,568
FelCor Lodging Trust Inc. (a)                     10,067         111,542
Gables Residential Trust                           4,451         154,628
Getty Realty Corp.                                 3,233          84,543
Great Lakes REIT Inc.                              4,009          62,941
Health Care REIT Inc.                              7,939         285,804
Heritage Property Investment Trust Inc.            3,535         100,571
Highwoods Properties Inc.                          8,321         211,353
Investors Real Estate Trust                        3,265          32,324
Keystone Property Trust                            3,827          84,538
Koger Equity Inc.                                  4,962         103,855
Kramont Realty Trust                               4,573          82,771
La Quinta Corp. (a)                               21,610         138,520
MFA Mortgage Investments Inc.                      7,775          75,806
Mid-America Apartment Communities Inc.             3,103         104,199
Mission West Properties Inc.                       1,137          14,724
Newcastle Investment Corp.                         4,610         124,931
Parkway Properties Inc.                            2,027          84,323

                 See accompanying notes to financial statements.

                      RUSSELL 2000 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                               December 31, 2003

                                               Shares          Value
                                           -------------   -------------
COMMON STOCKS (Cont.)
REAL ESTATE INVESTMENT TRUSTS (Cont.)
Pennsylvania Real Estate Investment Trust          4,793   $     173,986
Post Properties Inc.                               5,214         145,575
RAIT Investment Trust                              3,547          90,803
Senior Housing Properties Trust                    7,694         132,568
SL Green Realty Corp.                              4,894         200,899
U.S. Restaurant Properties Inc.                    6,138         104,592
Universal Health Realty Income Trust               1,981          59,628
Ventas Inc.                                       11,678         256,916
Washington Real Estate Investment Trust            6,232         181,974
Winston Hotels Inc.                                3,107          31,691
                                                           -------------
                                                               4,106,346
                                                           -------------
RETAIL (5.32%)
AC Moore Arts & Crafts Inc. (a)                    2,211          42,584
Aeropostale Inc. (a)                               3,197          87,662
American Eagle Outfitters Inc. (a)                 7,975         130,790
America's Car-Mart Inc. (a)                          805          21,671
AnnTaylor Stores Corp. (a)                         7,225         281,775
Asbury Automotive Group Inc. (a)                   2,012          36,035
Bebe Stores Inc. (a)                                 893          23,209
Big 5 Sporting Goods Corp. (a)                     2,063          43,220
BJ's Wholesale Club Inc. (a)                      11,310         259,678
Blair Corp.                                        1,761          42,863
Bob Evans Farms Inc.                               5,674         184,178
Bombay Co. Inc. (The) (a)                          5,037          41,001
Brookstone Inc. (a)                                1,766          37,633
Brown Shoe Co. Inc.                                3,085         117,014
Buckle Inc. (The)                                  1,694          37,522
Burlington Coat Factory Warehouse Corp.            3,025          64,009
California Pizza Kitchen Inc. (a)                  2,804          56,445
Casey's General Store Inc.                         7,038         124,291
Cash America International Inc.                    4,913         104,057
Casual Male Retail Group Inc. (a)                  4,459          30,945
Cato Corp. Class A                                 2,905          59,553
Charlotte Russe Holding Inc. (a)                   1,908          26,445
Charming Shoppes Inc. (a)                         16,974          91,660
Chicago Pizza & Brewery Inc. (a)                   1,436          21,425
Children's Place Retail Stores Inc.
   (The) (a)                                       2,285          61,078
Christopher & Banks Corp.                          5,892         115,071
CKE Restaurant Inc. (a)                            7,376          47,133
Coldwater Creek Inc. (a)                           1,785          19,635
Cole National Corp. (a)                            2,120          42,400
Compucom Systems Inc. (a)                          4,061          21,280
Copart Inc. (a)                                   11,251         185,642
Cost Plus Inc. (a)                                 3,659         150,019
CSK Auto Corp. (a)                                 5,981         112,263
Dave & Buster's Inc. (a)                           2,242          28,429
Deb Shops Inc.                                       705          15,158
Dick's Sporting Goods Inc. (a)                     2,222   $     108,123
Dillards Inc. Class A                             10,240         168,550
Dress Barn Inc. (a)                                3,202          47,998
Drugstore.com Inc. (a)                             4,905          27,027
Duane Reade Inc. (a)                               3,557          60,184
Electronics Boutique Holdings Corp. (a)            2,312          52,922
Finish Line Inc. (The) (a)                         3,029          90,779
Finlay Enterprises Inc. (a)                          487           6,881
Fred's Inc.                                        6,328         196,041
FreeMarkets Inc. (a)                               6,246          41,786
Friedman's Inc.                                    3,344          22,438
Galyan's Trading Co. (a)                           1,167          14,051
GameStop Corp. (a)                                 3,396          52,332
Genesco Inc. (a)                                   3,412          51,624
Goody's Family Clothing Inc.                       2,782          26,040
Group 1 Automotive Inc. (a)                        2,926         105,892
Guitar Center Inc. (a)                             2,034          66,268
Hancock Fabrics Inc.                               2,352          34,057
Haverty Furniture Companies Inc.                   2,746          54,536
Hibbet Sporting Goods Inc. (a)                     1,760          52,448
Hot Topic Inc. (a)                                 7,606         224,073
Intertan Inc. (a)                                  3,256          32,951
Jill (J.) Group Inc. (The) (a)                     3,034          38,562
Jo-Ann Stores Inc. (a)                             3,134          63,934
Joseph A. Bank Clothiers Inc. (a)                    671          23,277
Kenneth Cole Productions Class A                   1,010          29,694
Kirkland's Inc. (a)                                1,694          29,916
Linens 'n Things Inc. (a)                          7,164         215,493
Lithia Motors Inc. Class A                         2,260          56,975
Lone Star Steakhouse & Saloon Inc.                 2,347          54,403
Longs Drug Stores Corp.                            5,030         124,442
MarineMax Inc. (a)                                 1,476          28,679
Men's Wearhouse Inc. (The) (a)                     5,398         135,004
Mothers Work Inc. (a)                                807          19,691
Movie Gallery Inc. (a)                             3,750          70,050
O'Charley's Inc. (a)                               3,109          55,807
1-800 CONTACTS INC. (a)                              913          19,173
1-800-FLOWERS.COM Inc. (a)                         2,991          33,080
Overstock.com Inc. (a)                             1,452          28,837
Pacific Sunwear of California Inc. (a)            11,114         234,728
Party City Corp. (a)                               1,464          18,578
Payless ShoeSource Inc. (a)                       10,408         139,467
Pep Boys-Manny, Moe & Jack Inc.                    7,959         182,022
PETCO Animal Supplies Inc. (a)                     6,064         184,649
Priceline.com Inc. (a)                             3,361          60,162
Red Robin Gourmet Burgers (a)                      1,988          60,515
Restoration Hardware Inc. (a)                      2,802          13,310
Rex Stores Corp. (a)                               1,467          20,773
Ryan's Family Steak Houses Inc. (a)                6,503          98,455
School Specialty Inc. (a)                          2,772          94,276
7-Eleven Inc. (a)                                  4,476          71,840
Sharper Image Corp. (a)                            1,603          52,338
ShopKo Stores Inc. (a)                             4,486          68,412

                 See accompanying notes to financial statements.

                      RUSSELL 2000 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                               December 31, 2003

                                               Shares          Value
                                           -------------   -------------
COMMON STOCKS (Cont.)
RETAIL (Cont.)
Smart & Final Inc. (a)                             2,297   $      23,154
Sonic Automotive Inc.                              4,695         107,609
Sports Authority Inc. (The) (a)                    3,423         131,443
Sports Resorts International Inc. (a)              2,714          14,031
Stage Stores Inc. (a)                              2,468          68,857
Stamps.com Inc. (a)                                4,978          30,864
Steak n Shake Company (The) (a)                    4,164          74,327
Stein Mart Inc. (a)                                2,493          20,542
TBC Corp. (a)                                      2,721          70,229
Too Inc. (a)                                       5,286          89,228
Tractor Supply Co. (a)                             4,805         186,866
Trans World Entertainment Corp. (a)                1,706          12,147
Triarc Companies Inc. Class B                      4,700          50,666
Tuesday Morning Corp. (a)                          2,291          69,303
Tweeter Home Entertainment Group Inc. (a)          3,778          35,702
Ultimate Electronics Inc. (a)                      1,724          13,154
United Auto Group Inc.                             2,803          87,734
Urban Outfitters Inc. (a)                          4,104         152,053
West Marine Inc. (a)                               2,271          63,157
Wet Seal Inc. Class A (a)                          3,619          35,792
Whitehall Jewellers Inc. (a)                       1,820          17,963
Wilsons The Leather Experts Inc. (a)               5,328          18,595
Zale Corp. (a)                                     4,326         230,143
                                                           -------------
                                                               8,230,875
                                                           -------------
SEMICONDUCTORS (2.07%)
Alliance Semiconductor Corp. (a)                   3,598          25,582
Axcelis Technologies Inc. (a)                     15,416         157,552
Brooks Automation Inc. (a)                         7,227         174,677
CEVA Inc. (a)                                      2,909          30,254
ChipPAC Inc. Class A (a)                           7,478          56,758
Cirrus Logic Inc. (a)                             11,226          86,103
Cohu Inc.                                          3,500          67,025
Conexant Systems Inc. (a)                         45,367         225,474
Credence Systems Corp. (a)                        10,670         140,417
Entegris Inc. (a)                                  8,780         112,823
Genesis Microchip Inc. (a)                         4,842          87,350
GlobespanVirata Inc. (a)                          18,385         108,104
Integrated Silicon Solution Inc. (a)               4,692          73,524
IXYS Corp. (a)                                     2,512          23,487
Kopin Corp. (a)                                   11,979          80,379
Lattice Semiconductor Corp. (a)                   15,231         147,436
LTX Corp. (a)                                      8,772         131,843
Monolithic System Technology Inc. (a)              3,609          30,857
Mykrolis Corp. (a)                                 5,514          88,665
OmniVision Technologies Inc. (a)                   3,861         213,320
ON Semiconductor Corp. (a)                         6,231          40,190
Pericom Semiconductor Corp. (a)                    3,097          33,014
Pixelworks Inc. (a)                                5,467          60,356
Skyworks Solutions Inc. (a)                       24,138         210,001
Transmeta Corp. (a)                               21,915          74,511
TriQuint Semiconductor Inc. (a)                   22,096   $     156,219
Varian Semiconductor Equipment
   Associates Inc. (a)                             4,674         204,207
Veeco Instruments Inc. (a)                         3,932         110,882
Virage Logic Corp. (a)                             2,140          21,764
Vitesse Semiconductor Corp. (a)                   34,714         203,771
White Electronic Designs Corp. (a)                 3,050          26,840
                                                           -------------
                                                               3,203,385
                                                           -------------
SOFTWARE (4.42%)
Akamai Technologies Inc. (a)                      16,983         182,567
Alico Inc.                                           494          17,171
Alloy Inc. (a)                                     7,031          36,632
Altiris Inc. (a)                                   1,479          53,954
American Management Systems Inc. (a)               7,410         111,669
Ansoft Corp. (a)                                     535           6,864
Ariba Inc. (a)                                    46,860         140,580
Ascential Software Corp. (a)                       9,605         249,058
AsiaInfo Holdings Inc. (a)                         5,750          38,410
At Road Inc. (a)                                   4,974          66,154
Atari Inc. (a)                                     3,713          15,595
Avid Technology Inc. (a)                           4,962         238,176
Borland Software Corp. (a)                        11,156         108,548
BroadVision Inc. (a)                               6,626          28,227
Centillium Communications Inc. (a)                 6,627          37,310
CMGI Inc. (a)                                     40,000          71,200
CNET Networks Inc. (a)                            15,228         103,855
Computer Horizons Corp. (a)                        3,857          15,158
Computer Programs & Systems Inc.                   1,175          23,641
Concord Communications Inc. (a)                    2,688          53,679
CSG Systems International Inc. (a)                 8,329         104,029
DigitalThink Inc. (a)                              3,412           9,588
EarthLink Inc. (a)                                18,259         182,590
eFunds Corp. (a)                                   7,895         136,978
Embarcadero Technologies Inc. (a)                  2,644          42,172
EPIQ Systems Inc. (a)                              1,826          31,279
eResearch Technology Inc. (a)                      4,543         115,483
eSpeed, Inc. (a)                                   3,901          91,322
F5 Networks Inc. (a)                               4,625         116,088
FileNET Corp. (a)                                  5,806         157,226
FindWhat.com (a)                                   1,737          32,569
HomeStore Inc. (a)                                21,783         103,034
Identix Inc. (a)                                  14,586          64,908
IMPAC Medical Systems Inc. (a)                     1,240          31,694
Informatica Corp. (a)                             10,162         104,669
InfoSpace Inc. (a)                                 4,520         104,186
Interland Inc. (a)                                 3,787          24,729
Inter-Tel Inc.                                     3,090          77,188
JDA Software Group Inc. (a)                        4,550          75,121
Kana Software Inc. (a)                             6,038          20,348
Keane Inc. (a)                                     8,769         128,378

                 See accompanying notes to financial statements.

                      RUSSELL 2000 INDEX MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (Continued)
                               December 31, 2003

                                              Shares           Value
                                           -------------   -------------
COMMON STOCKS (Cont.)
SOFTWARE (Cont.)
Lawson Software Inc. (a)                           6,168   $      50,763
Magma Design Automation Inc. (a)                   3,838          89,579
Manhattan Associates Inc. (a)                      3,734         103,208
ManTech International Corp. Class A (a)            2,373          59,206
Manugistics Group Inc. (a)                         9,341          58,381
MatrixOne Inc. (a)                                 6,954          42,837
Micromuse Inc. (a)                                 8,336          57,518
MicroStrategy Inc. Class A (a)                     1,864          97,823
MRO Software Inc. (a)                              3,062          41,215
NDCHealth Corp.                                    5,909         151,389
Neoforma Inc. (a)                                  1,767          18,801
Net2Phone Inc. (a)                                 5,105          34,714
Netegrity Inc. (a)                                 4,545          46,859
NetIQ Corp. (a)                                    8,488         112,466
Omnicell Inc. (a)                                  2,540          41,148
Openwave Systems Inc. (a)                         10,282         113,102
OPNET Technologies Inc. (a)                        1,589          26,155
Opsware Inc. (a)                                   7,661          56,691
PalmSource Inc. (a)                                1,641          35,757
Parametric Technology Corp. (a)                   29,334         115,576
PDF Solutions Inc. (a)                             2,475          36,878
Pegasystems Inc. (a)                               1,529          13,180
Per-Se Technologies Inc. (a)                       4,394          67,052
Pinnacle Systems Inc. (a)                         10,012          85,402
Portal Software Inc. (a)                           4,649          31,288
ProQuest Co. (a)                                   4,211         124,014
Pumatech Inc. (a)                                  8,126          32,341
Quality Systems Inc. (a)                             509          22,696
Raindance Communications Inc. (a)                  5,497          15,117
Register.com (a)                                   3,632          19,068
Renaissance Learning Inc. (a)                      1,597          38,456
Roxio Inc. (a)                                     3,867          18,523
SAFLINK Corp. (a)                                 10,610          28,435
Schawk Inc.                                          893          12,172
SeaChange International Inc. (a)                   3,910          60,214
SeeBeyond Technology Corp. (a)                     8,589          36,847
SERENA Software Inc. (a)                           3,533          64,831
Sohu.com Inc. (a)                                  2,887          86,639
SPSS Inc. (a)                                      1,985          35,492
Stellent Inc. (a)                                  3,885          38,228
SupportSoft Inc. (a)                               4,900          64,435
Sybase Inc. (a)                                   14,556         299,562
Synplicity Inc. (a)                                1,340          10,492
Take-Two Interactive Software Inc. (a)             6,723         193,690
TIBCO Software Inc. (a)                           12,747          86,297
TradeStation Group Inc. (a)                        2,829          25,065
TriZetto Group Inc. (The) (a)                      4,858          31,334
Ulticom Inc. (a)                                   2,093          20,197
ValueClick Inc. (a)                               10,110          91,799
Vastera Inc. (a)                                   3,874          15,496
Verint Systems Inc. (a)                            1,064          24,004
Vignette Corp. (a)                                27,986          63,528
VitalWorks Inc. (a)                                7,578   $      33,495
Vitria Technology Inc. (a)                         6,419          45,575
webMethods Inc. (a)                                7,419          67,884
Websense Inc. (a)                                  3,493         102,135
Wind River Systems Inc. (a)                       10,985          96,229
                                                           -------------
                                                               6,843,305
                                                           -------------
TELECOMMUNICATION EQUIPMENT (1.16%)
Andrew Corp. (a)                                  23,571         271,302
Arris Group Inc. (a)                               8,220          59,513
Avanex Corp. (a)                                  10,714          53,463
CommScope Inc. (a)                                 8,504         138,870
Corvis Corp. (a)                                  28,000          47,600
Harmonic Inc. (a)                                 11,252          81,577
Ixia (a)                                           3,557          41,617
KVH Industries Inc. (a)                            1,563          42,936
New Focus Inc. (a)                                11,008          55,260
Oplink Communications Inc. (a)                     9,340          22,323
Proxim Corp. Class A (a)                          12,067          20,152
RF Micro Devices Inc. (a)                         27,497         276,345
Sonus Networks Inc. (a)                           34,800         263,088
Stratex Networks Inc. (a)                         15,266          64,881
Sycamore Networks Inc. (a)                        29,348         153,784
Symmetricom Inc. (a)                               5,633          41,008
Terayon Communication Systems Inc. (a)            12,281          55,265
Tollgrade Communications Inc. (a)                  2,281          39,986
Viasat Inc. (a)                                    3,587          68,655
                                                           -------------
                                                               1,797,625
                                                           -------------
TELECOMMUNICATIONS (2.31%)
Adaptec Inc. (a)                                  16,416         144,953
Aether Systems Inc. (a)                            8,499          40,370
Anaren Inc. (a)                                    3,946          55,718
Anixter International Inc. (a)                     5,538         143,323
Applied Signal Technology Inc.                     1,471          33,848
Aspect Communications Corp. (a)                    4,909          77,366
Audiovox Corp. Class A (a)                         3,025          38,841
Boston Communications Group Inc. (a)               2,438          22,649
Catapult Communications Corp. (a)                    966          14,007
C-COR.net Corp. (a)                                5,089          56,641
Charter Communications Inc. Class A (a)           44,071         177,165
Commonwealth Telephone Enterprises
   Inc. (a)                                        3,762         142,016
Comtech Telecommunications Corp. (a)               2,535          73,185
CT Communications Inc.                             3,073          41,486
D&E Communications Inc.                            1,567          22,737
Ditech Communications Corp. (a)                    4,818          92,024
Dobson Communications Corp. Class A (a)            5,835          38,336

                 See accompanying notes to financial statements.

                       RUSSELL 2000 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                              Shares           Value
                                           -------------   -------------
COMMON STOCKS (Cont.)
TELECOMMUNICATIONS (Cont.)
EMS Technologies Inc. (a)                          1,624   $      33,357
Finisar Corp. (a)                                 20,579          64,412
General Communication Inc. Class A (a)             6,290          54,723
Golden Telecom Inc. (a)                            2,010          55,778
Hickory Tech Corp.                                 1,598          18,297
Hungarian Telephone and Cable Corp. (a)              615           6,064
Inet Technologies Inc. (a)                         2,290          27,480
Infonet Services Corp. Class B (a)                 6,000          10,200
InterVoice-Brite Inc. (a)                          5,429          64,442
Intrado Inc. (a)                                   2,484          54,524
Itron Inc. (a)                                     3,341          61,341
Lightbridge Inc. (a)                               3,751          34,134
MarketWatch.com Inc. (a)                             705           6,069
MasTec Inc. (a)                                    3,824          56,633
Metro One Telecommunications nc. (a)               2,898           7,535
MRV Communications Inc. (a)                       20,493          77,054
Newport Corp. (a)                                  6,701         110,768
NII Holdings Inc. Class B (a)                      2,140         159,708
North Pittsburgh Systems Inc.                      2,072          39,182
Plantronics Inc. (a)                               6,713         219,179
Powerwave Technologies Inc. (a)                    9,889          75,651
Price Communications Corp. (a)                     6,794          93,282
Primus Telecommunications Group Inc. (a)          10,600         107,908
PTEK Holdings Inc. (a)                             6,664          58,710
RCN Corp. (a)                                     15,074          10,250
SpectraLink Corp.                                  2,520          48,308
Standard Microsystems Corp. (a)                    2,123          53,712
TALX Corp.                                         2,518          57,990
Tekelec (a)                                        8,084         125,706
Time Warner Telecom Inc. Class A (a)               6,862          69,512
Triton PCS Holdings Inc. Class A (a)               5,758          32,130
United Online Inc. (a)                             6,622         111,183
Warwick Valley Telephone Co.                         653          19,322
WebEx Communications Inc. (a)                      4,305          86,531
Westell Technologies Inc. Class A (a)              6,843          43,179
Western Wireless Corp. Class A (a)                 9,864         181,103
WilTel Communications Group Inc.
   Escrow Shares (h)                               4,365              --
Zhone Technologies Inc. (a)                        6,657          32,886
                                                           -------------
                                                               3,582,908
                                                           -------------
TELEPHONE (0.22%)
Cincinnati Bell Inc. (a)                          33,886         171,124
Shenandoah Telecommunications Co.                    431          22,093
SureWest Communications                            2,136          86,337
TALK America Holdings Inc. (a)                     4,629          53,326
                                                           -------------
                                                                 332,880
                                                           -------------
TEXTILES (0.44%)
Angelica Corp.                                     1,594   $      35,068
G&K Services Inc. Class A                          2,828         103,929
Guess ? Inc. (a)                                   1,563          18,865
Interface Inc. Class A (a)                         5,617          31,062
Kellwood Co.                                       4,378         179,498
Maxwell Shoe Co. Inc. Class A (a)                  1,998          33,906
Perry Ellis International Inc. (a)                   376           9,693
Shoe Carnival Inc. (a)                             1,190          21,182
Steven Madden Ltd. (a)                             1,549          31,600
UniFirst Corp.                                     2,005          47,539
Vans Inc. (a)                                      3,376          38,520
Wolverine World Wide Inc.                          6,699         136,526
                                                           -------------
                                                                 687,388
                                                           -------------
TOBACCO (0.16%)
Universal Corp.                                    4,264         188,341
Vector Group Ltd.                                  3,627          59,193
                                                           -------------
                                                                 247,534
                                                           -------------
TOYS / GAMES / HOBBIES (0.18%)
Action Performance Companies Inc.                  2,358          46,217
Boyds Collection Ltd. (The) (a)                    2,258           9,597
Department 56 Inc. (a)                             2,030          26,593
Jakks Pacific Inc. (a)                             3,731          49,100
Multimedia Games Inc. (a)                          1,593          65,472
RC2 Corp. (a)                                      2,086          43,285
Topps Co. (The)                                    3,864          39,645
                                                           -------------
                                                                 279,909
                                                           -------------
TRANSPORTATION (1.43%)
Alexander & Baldwin Inc.                           6,563         221,107
Arctic Cat Inc.                                    1,921          47,449
Arkansas Best Corp.                                3,413         107,134
Covenant Transport Inc. Class A (a)                1,172          22,280
Dollar Thrifty Automotive Group Inc. (a)           4,035         104,668
EGL Inc. (a)                                       5,378          94,438
Florida East Coast Industries Inc.                 2,885          95,494
Forward Air Corp. (a)                              2,192          60,280
Genesee & Wyoming Inc. Class A (a)                 2,532          79,758
GulfMark Offshore Inc. (a)                         1,543          21,602
Heartland Express Inc.                             4,802         116,160
Kansas City Southern Industries Inc. (a)           9,584         137,243
Kirby Corp. (a)                                    3,326         116,011
Landstar System Inc. (a)                           4,568         173,767
Maritrans Inc.                                     1,153          19,267
Offshore Logistics Inc. (a)                        3,280          80,426
Old Dominion Freight Line Inc. (a)                 1,831          62,400
Overseas Shipholding Group Inc.                    2,666          90,777
P.A.M. Transportation Services Inc. (a)              749          15,976
Pacer International Inc. (a)                       3,809          77,018
RailAmerica Inc. (a)                               4,760          56,168

                See accompanying notes to financial statements.

                      RUSSELL 2000 INDEX MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (Continued)
                               December 31, 2003

                                             Shares or
                                             Principal
                                               Amount          Value
                                           -------------   -------------
COMMON STOCKS (Cont.)
TRANSPORTATION (Cont.)
SCS Transportation Inc. (a)                        1,961   $      34,474
Seabulk International Inc. (a)                       661           5,367
USF Corp.                                          4,464         152,624
Yellow Roadway Corp. (a)                           6,331         228,985
                                                           -------------
                                                               2,220,873
                                                           -------------
TRUCKING & LEASING (0.12%)
GATX Corp.                                         6,768         189,369
                                                           -------------
WATER (0.16%)
American States Water Co.                          2,472          61,800
California Water Service Group                     2,699          73,953
Connecticut Water Service Inc.                       772          21,346
Middlesex Water Co.                                1,054          21,396
SJW Corp.                                            445          39,716
Southwest Water Co.                                1,300          20,865
                                                           -------------
                                                                 239,076
                                                           -------------
TOTAL COMMON STOCKS
(Cost: $128,050,014)                                         145,825,904
                                                           -------------
EXCHANGE TRADED FUNDS (3.83%)
iShares Russell 2000 Index Fund (b)               53,510       5,928,908
                                                           -------------
TOTAL EXCHANGE TRADED FUNDS
(Cost: $3,800,461)                                             5,928,908
                                                           -------------
SHORT TERM INVESTMENTS (28.37%)
MONEY MARKET FUNDS (16.22%)
Barclays Global Investors Funds
   Institutional Money Market Fund,
   Institutional Shares (c)(e)                19,210,932      19,210,932
Barclays Global Investors Funds Prime
   Money Market Fund, Institutional
   Shares (c)(e)                               4,710,596       4,710,596
BlackRock Temp Cash Money Market
   Fund (c)                                      168,898         168,898
Short Term Investment Co. - Liquid
   Assets Money Market Portfolio (c)           1,017,770       1,017,770
                                                           -------------
                                                              25,108,196
                                                           -------------
FLOATING RATE NOTES (5.37%)
Beta Finance Inc.
   1.11%, 05/20/04 (c) (d)                 $     214,118         214,106
   1.12%, 09/15/04 (c) (d)                       428,236         428,206
   1.13%, 10/12/04 (c) (d)                       214,118         214,102

                                             Principal
                                               Amount          Value
                                           -------------   -------------
SHORT TERM INVESTMENTS (Cont.)
FLOATING RATE NOTES (Cont.)
   1.20%, 08/23/04 (c) (d)                 $     214,118   $     214,236
CC USA Inc.
   1.06%, 05/24/04 (c) (d)                       428,236         428,219
   1.11%, 04/19/04 (c) (d)                       188,424         188,421
   1.16%, 07/15/04 (c) (d)                       214,118         214,159
Dorada Finance Inc.
   1.11%, 05/20/04 (c) (d)                       428,236         428,212
   1.24%, 08/09/04 (c)                           107,059         107,049
Five Finance Inc.
   1.13%, 04/15/04 (c) (d)                       214,118         214,118
HBOS Treasury Services PLC
   1.16%, 01/24/05 (c)                           428,236         428,236
Holmes Financing PLC
   1.12%, 04/15/04 (c)                            85,647          85,647
K2 USA LLC
   1.10%, 09/27/04 (c) (d)                       462,495         462,444
   1.12%, 08/16/04 (c) (d)                       107,059         107,049
   1.13%, 05/17/04 (c)                           214,118         214,114
   1.14%, 04/13/04 (c)                           214,118         214,115
Links Finance LLC
   1.10%, 06/28/04 (c)                           214,118         214,097
   1.10%, 07/20/04 (c)                           171,294         171,276
   1.11%, 03/29/04 (c)                           214,118         214,118
   1.14%, 05/04/04 (c)                           214,118         214,114
Nationwide Building Society
   1.14%, 07/23/04 (c) (d)                       321,177         321,177
   1.17%, 12/28/04 (c) (d)                       428,236         428,236
Permanent Financing PLC
   1.13%, 12/10/04 (c)                           214,118         214,118
Sigma Finance Inc.
   1.09%, 10/07/04 (c)                           428,236         428,171
   1.10%, 07/20/04 (c)                           214,118         214,095
   1.13%, 07/01/04 (c)                           214,118         214,092
   1.24%, 08/06/04 (c)                           107,059         107,053
Tango Finance Corp.
   1.09%, 07/15/04 (c) (d)                       128,471         128,448
   1.10%, 07/06/04 (c) (d)                       128,471         128,464
WhistleJacket Capital LLC
   1.12%, 09/15/04 (c) (d)                       214,118         214,088
White Pine Finance LLC
   1.10%, 08/26/04 (c) (d)                       214,118         214,097
   1.12%, 04/20/04 (c) (d)                       214,118         214,118
   1.12%, 11/15/04 (c) (d)                       256,942         256,942
   1.13%, 07/06/04 (c) (d)                       256,942         256,929
                                                           -------------
                                                               8,316,066
                                                           -------------
TIME DEPOSITS (2.00%)
Abbey National Treasury Services PLC
   1.40%, 10/25/04 (c)                           428,236         428,182
Bank of New York
   1.39%, 11/01/04 (c)                           428,236         428,200

                 See accompanying notes to financial statements.

                       RUSSELL 2000 INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                             Principal
                                               Amount          Value
                                           -------------   -------------
SHORT TERM INVESTMENTS (Cont.)
TIME DEPOSITS (Cont.)
Bank of Nova Scotia
   1.24%, 10/07/04 (c)                     $     321,177   $     321,152
   1.42%, 10/29/04 (c)                           321,177         321,197
Canadian Imperial Bank of Commerce
   1.24%, 10/07/04 (c)                           321,177         321,140
   1.40%, 10/29/04 (c)                           428,236         428,227
SunTrust Bank
   0.81%, 01/02/04 (c)                           535,295         535,295
Toronto-Dominion Bank
   1.41%, 11/01/04 (c)                           321,177         321,150
                                                           -------------
                                                               3,104,543
                                                           -------------
REPURCHASE AGREEMENTS (1.94%)
Goldman, Sachs & Co.
   1.02%, 01/02/04 (c)                         1,284,708       1,284,708
Merrill Lynch
   0.98%, 01/02/04 (c)                           428,236         428,236
   0.98%, 01/02/04 (c)                           428,236         428,236
   1.00%, 01/02/04 (c)                           856,472         856,472
                                                           -------------
                                                               2,997,652
                                                           -------------
COMMERCIAL PAPER (1.92%)
Alpine Securitization Corp.
   1.09%, 01/07/04 (c)                           214,118         214,086
   1.09%, 01/09/04 (c)                           214,118         214,073
   1.10%, 01/20/04 (c)                           214,118         214,000
Amsterdam Funding Corp.
   1.09%, 01/07/04 (c)                           214,118         214,086
   1.09%, 01/20/04 (c)                           214,118         214,001
Barton Capital Corp.
   1.09%, 01/13/04 (c)                           128,471         128,429
Edison Asset Securitization
   1.09%, 01/23/04 (c)                           214,118         213,982
Falcon Asset Securitization
   1.09%, 01/16/04 (c)                           428,236         428,054
Jupiter Securitization Corp.
   1.09%, 01/14/04 (c)                           471,060         470,889
Preferred Receivables Funding Corp.
   1.09%, 01/12/04 (c)                           385,142         385,296
Receivables Capital Corp.
   1.02%, 01/06/04 (c)                           269,664         269,634
                                                           -------------
                                                               2,966,530
                                                           -------------
U.S. GOVERNMENT AGENCY NOTES (0.67%)
Federal Home Loan Mortgage Corporation
   1.15%, 05/12/04 (c)                           321,177         319,833
   1.28%, 08/19/04 (c)                           171,294         169,894
Federal National Mortgage Association
   1.28%, 08/20/04 (c)                           556,707         552,134
                                                           -------------
                                                               1,041,861
                                                           -------------
U.S. TREASURY OBLIGATIONS (0.25%)
U.S. Treasury Bill
   0.89% (f), 03/25/04 (g)                 $     395,000   $     394,189
                                                           -------------
TOTAL SHORT TERM INVESTMENTS
(Cost: $43,929,037)                                           43,929,037
                                                           -------------
TOTAL INVESTMENTS IN SECURITIES (126.38%)
(Cost $175,779,512)                                          195,683,849
Other Assets, Less Liabilities (-26.38%)                     (40,842,238)
                                                           -------------
NET ASSETS (100.00%)                                       $ 154,841,611
                                                           =============

(a)  Non-income earning securities.
(b)  Non-controlled affiliated issuer. See Note 2.
(c) All or a portion of this security represents investments of securities lending collateral.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)  Issuer is an affiliate of the Master Portfolio's investment advisor. See
     Note 2.
(f)  Yield to maturity.
(g) This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holding of index futures contacts. See Note 1.
(h) Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.

                 See accompanying notes to financial statements.

                      INTERNATIONAL INDEX MASTER PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                December 31, 2003

                                              Shares           Value
                                           -------------   -------------
COMMON STOCKS (97.20%)
AUSTRALIA (4.70%)
Alumina Ltd.                                      21,497   $     106,414
Amcor Ltd.                                        17,818         110,890
AMP Ltd.                                          36,771         138,803
Ansell Ltd.                                        2,140          10,400
Aristocrat Leisure Ltd.                            5,470           7,089
Australia and New Zealand Banking
   Group Ltd.                                     35,326         470,578
Australian Gas & Light Co. Ltd.                    9,264          78,385
Australian Stock Exchange Ltd.                     2,081          26,780
BHP Billiton Ltd.                                 74,495         684,203
BHP Steel                                         17,402          73,425
Boral Ltd.                                        13,681          52,364
Brambles Industries Ltd.                          19,164          76,239
Centro Properties Group                            9,475          28,413
Coca-Cola Amatil Ltd.                             10,696          50,207
Cochlear Ltd.                                      1,112          17,980
Coles Myer Ltd.                                   20,634         117,533
Commonwealth Bank of Australia                    24,901         552,531
Commonwealth Property Office Fund                 45,611          39,520
Computershare Ltd.                                10,951          27,311
CSL Ltd.                                           3,891          52,330
CSR Ltd.                                          26,624          37,111
Deutsche Office Trust                             15,760          13,062
Foster's Group Ltd.                               42,718         144,836
Futuris Corp. Ltd.                                11,218          12,594
Gandel Retail Trust                               43,170          43,585
General Property Trust                            37,162          83,719
Harvey Normand Holdings Ltd.                      11,113          24,952
Iluka Resources Ltd.                               3,772          12,874
Insurance Australia Group Ltd.                    31,863         102,030
Investa Property Group                            14,178          20,938
James Hardie Industries NV                         8,913          46,203
John Fairfax Holdings Ltd.                        21,256          56,374
Leighton Holdings Ltd.                             2,810          25,004
Lend Lease Corp. Ltd.                              7,998          60,562
Macquarie Bank Ltd.                                4,023         107,787
Macquarie Goodman Industrial Trust                25,989          33,093
Macquarie Infrastructure Group                    36,024          92,284
Mayne Group Ltd.                                  16,256          39,929
Mirvac Group                                      18,073          58,826
National Australia Bank Ltd.                      30,185         681,149
Newcrest Mining Ltd.                               6,611          64,505
News Corp. Ltd.                                   29,184         263,644
OneSteel Ltd.                                      6,154           9,366
Orica Ltd.                                         6,261          65,854
Origin Energy Ltd.                                15,770          56,439
PaperlinX Ltd.                                     5,713          21,436
Patrick Corp. Ltd.                                 4,298          47,377
Publishing & Broadcasting Ltd. (a)                 2,271          21,423
QBE Insurance Group Ltd.                          12,926         103,234
Rinker Group Ltd.                                 18,591          91,748
Rio Tinto Ltd.                                     6,403         179,465
Santos Ltd.                                       13,224          68,450
Sonic Healthcare Ltd.                              4,437   $      23,401
Southcorp Ltd.                                    14,085          28,653
Stockland Trust Group                             25,632         100,811
Suncorp-Metway Ltd.                               10,501          98,029
TAB Ltd.                                           4,098          14,265
TABCORP Holdings Ltd.                              8,923          75,500
Telstra Corp. Ltd.                                42,058         152,739
Toll Holdings Ltd.                                 4,569          28,401
Transurban Group                                   9,783          32,875
Wesfarmers Ltd.                                    7,530         150,290
Westfield Holdings Ltd.                            8,184          86,142
Westfield Trust                                   38,070         102,114
Westpac Banking Corp.                             35,316         425,475
WMC Resources Ltd. (a)                            22,095          93,725
Woodside Petroleum Ltd.                            9,616         107,229
Woolworths Ltd.                                   19,791         175,956
                                                           -------------
                                                               7,106,853
                                                           -------------
AUSTRIA (0.21 %)
Bank Austria Creditanstalt (a)                       936          47,815
Boehler-Uddeholm AG                                  200          13,507
Erste Bank der Oesterreichischen
   Sparkassen AG                                     546          67,472
Immofinanz Immobillien Anlagen AG (a)              6,234          49,539
Oesterreichische
   Elektrizitaetswirtschafts AG Class A              100          11,680
OMV AG                                               317          47,214
RHI AG (a)                                           771          14,685
Telekom Austria AG (a)                             3,536          43,709
Voest-Alpine AG                                      306          12,467
Wienberger AG                                        465          12,423
                                                           -------------
                                                                 320,511
                                                           -------------
BELGIUM (1.02%)
AGFA Gevaert NV                                    2,173          61,945
Barco NV                                             126          11,046
Bekaert NV                                           300          19,109
Colruyt NV                                           499          48,087
Delhaize-Le Lion SA                                1,493          76,797
Dexia Group                                       12,813         220,769
Electrabel SA                                        636         199,913
Fortis                                            21,085         423,933
Groupe Bruxelles Lambert SA                        1,316          74,149
Interbrew SA                                       2,860          76,334
KBC Bankverzekeringsholding NV                     1,945          90,822
Mobistar SA (a)                                      376          21,105
Omega Pharma SA                                      394          12,524
SA D'Ieteren NV                                       52          10,665
Solvay SA                                          1,243         107,790
UCB SA                                             1,872          70,578

                 See accompanying notes to financial statements.

                      INTERNATIONAL INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                              Shares           Value
                                           -------------   -------------
COMMON STOCKS (Cont.)
BELGIUM (Cont.)
Umicore Mines SA                                     302   $      21,199
                                                           -------------
                                                               1,546,765
                                                           -------------
DENMARK (0.74%)
AP Moller - Maersk A/S                                22         158,763
Bang & Olufsen A/S Class B                           387          16,193
Carlsberg A/S Class B                                262          12,072
Coloplast A/S                                        328          28,060
Danisco A/S                                        1,312          58,342
Danske Bank A/S                                    9,762         229,037
DSV, DE Sammenslut Vogn                              332          14,679
East Asiatic Co. Ltd. A/S EAC (The)                  306          13,374
GN Store Nord A/S (a)                              5,225          33,900
Group 4 Falck A/S                                  1,677          34,374
H. Lundbeck A/S                                    1,392          23,109
ISS A/S                                              967          47,669
Kobenhavns Lufthavne A/S                              92          10,785
Novo Nordisk A/S Class B                           5,152         209,897
Novozymes A/S Class B                              1,367          49,904
TDC A/S                                            2,457          88,655
Topdanmark A/S (a)                                   713          38,167
Vestas Wind Systems A/S                            2,219          36,086
William Demant Holding (a)                           376          12,707
                                                           -------------
                                                               1,115,773
                                                           -------------
FINLAND (1.62%)
Amer Group Ltd.                                      245          10,615
Elisa OYJ Class A (a)                              2,660          35,565
Fortum OYJ                                         7,132          73,587
KCI Konecranes OYJ                                   344          11,976
Kesko OYJ Class B                                    715          12,518
Kone Corp. Class B                                   799          45,856
Metso Corp.                                        2,033          24,823
Nokia OYJ                                         95,652       1,654,120
Nokian Renkaat OYJ                                   139          10,502
Orion-Yhtyma OYJ Class B                             700          15,028
Outokumpu OYJ                                      2,093          28,433
Rautaruukki OYJ (a)                                1,370          10,092
Sampo OYJ Class A                                  6,198          64,106
Stora Enso OYJ Class R                            11,985         161,453
TietoEnator OYJ                                    1,571          43,000
UPM-Kymmene OYJ                                   10,624         202,617
Uponor OYJ                                         1,149          36,232
Wartsila OYJ Class B                                 526          10,085
                                                           -------------
                                                               2,450,608
                                                           -------------
FRANCE (9.52%)
Accor SA                                           3,971         179,817
Air France                                         1,303          19,969
Alcatel SA (a)                                    24,556         316,242
Alstom (a)                                         8,311          13,104
Alstom Warrants (Expires 01/09/04) (a)             8,311             314
Atos Origin SA (a)                                   578   $      36,963
Autoroutes du Sud de la France SA                  1,477          49,556
Aventis SA                                        13,541         894,989
AXA                                               28,469         609,382
BIC SA                                               828          38,267
BNP Paribas SA                                    16,351       1,029,567
Bouygues SA                                        4,052         141,677
Business Objects SA (a)                            1,362          47,502
Cap Gemini SA (a)                                  2,257         100,238
Carrefour SA                                      11,425         627,163
CNP Assurances                                       602          31,345
Compagnie de Saint-Gobain SA                       6,203         303,655
Compagnie Generale des Etablissements
   Michelin Class B                                2,755         126,421
Credit Agricole SA                                 7,029         167,834
Dassault Systemes SA                               1,017          46,386
Essilor International SA                           2,063         106,689
Etablissements Economiques du Casino
   Guichard-Perrachon SA                             675          65,644
European Aeronautic Defence and
   Space Co.                                       5,651         134,361
France Telecom SA (a)                             21,746         621,548
Gecina SA (a)                                        454          66,771
Groupe Danone                                      2,455         400,702
Groupe Wanadoo SA (a)                              8,101          66,418
Hermes International                                 189          36,570
Imerys SA                                            183          38,525
Klepierre                                            334          20,096
Lafarge SA                                         3,337         297,164
Lagardere S.C.A.                                   2,508         144,792
L'Air Liquide SA                                   1,960         346,114
L'Oreal SA                                         6,673         547,104
LVMH Moet Hennessy Louis Vuitton SA                4,846         352,691
Pernod-Ricard SA                                     998         110,966
Pinault-Printemps-Redoute SA                       1,306         126,267
PSA Peugeot Citroen                                3,527         179,731
Publicis Groupe                                    2,020          65,482
Renault SA                                         3,389         233,827
Sagem SA                                             410          43,879
Sanofi-Synthelabo SA                               7,275         547,826
Schneider Electric SA                              4,099         268,337
Societe Generale Class A                           6,565         579,653
Societe Television Francaise 1                     2,225          77,684
Sodexho Alliance SA                                1,766          53,261
STMicroelectronics NV                             11,585         314,174
Suez SA                                           15,932         320,127
Technip-Coflexip SA                                  424          45,887
Thales/Ex Thomson CSF                              1,430          48,069
Thomson SA                                         5,032         107,076
Total SA                                          12,895       2,397,477
Union du Credit Bail Immobilier                      851          79,808
Valeo SA                                           1,496          59,912

                 See accompanying notes to financial statements.

                      INTERNATIONAL INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                              Shares           Value
                                           -------------   -------------
COMMON STOCKS (Cont.)
FRANCE (Cont.)
Veolia Environment                                 4,925   $     132,319
Vinci SA                                           1,247         103,261
Vivendi Universal SA (a)                          18,335         445,654
Zodiac SA                                            804          23,589
                                                           -------------
                                                              14,389,846
                                                           -------------
GERMANY (6.75%)
Adidas-Salomon AG                                    936         106,610
Allianz AG                                         5,735         723,963
Altana AG                                          1,334          80,178
BASF AG                                           10,739         603,865
Bayer AG                                          13,279         388,923
Bayerische Hypo-Und Vereinsbank AG (a)             7,297         168,803
Beiersdorf AG                                        510          61,884
Celesio AG                                           673          32,640
Commerzbank AG                                     9,051         177,526
Continental AG                                     2,567          97,363
DaimlerChrysler AG - Registered                   17,242         804,683
Deutsche Bank AG                                  10,427         864,093
Deutsche Boerse AG                                 2,049         112,038
Deutsche Lufthansa AG                              3,854          64,411
Deutsche Post AG                                   7,417         152,961
Deutsche Telekom AG (a)                           50,416         922,723
Douglas Holding AG                                   363          10,091
E.ON AG                                           12,377         807,751
Epcos AG (a)                                       1,227          27,703
Fresenius Medical Care AG                            657          46,739
Heidelberger Zement AG (a)                           913          38,591
Hypo Real Estate Holding AG (a)                    2,341          58,436
Infineon Technologies AG (a)                       9,756         135,609
Karstadtquelle AG                                    954          23,585
Linde AG                                           1,615          86,983
MAN AG                                             2,096          63,583
Merck KGaA                                         1,098          45,745
Metro AG                                           2,838         125,111
MLP AG (a)                                         1,547          30,245
Muenchener Rueckversicherungs-
   Gesellschaft AG                                 3,043         368,936
Puma AG                                              342          60,393
RWE AG                                             8,427         333,444
SAP AG                                             4,126         692,957
Schering AG                                        3,363         170,313
Siemens AG                                        15,954       1,277,847
Suedzucker AG                                        876          16,685
ThyssenKrupp AG                                    6,054         119,659
TUI AG                                             2,809          58,568
Volkswagen AG                                      4,417         245,977
                                                           -------------
                                                              10,207,615
                                                           -------------
GREECE (0.44%)
Alpha Bank AE                                      3,400         102,840
Bank of Piraeus                                    2,249   $      27,460
Coca-Cola Hellenic Bottling Co. SA                 1,530          31,881
Commercial Bank of Greece                          1,200          30,151
EFG Eurobank Ergasias                              3,980          77,511
Greek Organization of Football
   Prognostics                                     3,520          50,615
Hellenic Copper & Aluminum Industry SA             1,920          12,448
Hellenic Duty Free Shops SA                          590          11,580
Hellenic Petroleum SA                              1,488          13,063
Hellenic Technodomiki Tev SA                       1,720          10,848
Hellenic Telecommunications
   Organization SA                                 6,060          80,107
Intracom SA Foreign                                1,660          11,307
National Bank of Greece SA                         3,961         103,621
Public Power Corp.                                 2,154          53,252
Technical Olympic SA                               1,970          10,585
Titan Cement Company SA                              300          12,283
Vodafone Panafon SA                                3,510          27,361
                                                           -------------
                                                                 666,913
                                                           -------------
HONG KONG (1.57%)
ASM Pacific Technology Ltd.                        3,000          13,138
Bank of East Asia Ltd.                            28,600          87,860
BOC Hong Kong Holdings Ltd.                       52,000          97,790
Cathay Pacific Airways Ltd.                       24,000          45,597
Cheung Kong (Holdings) Ltd.                       29,000         230,660
Cheung Kong Infrastructure Holdings
   Ltd.                                            6,000          13,447
CLP Holdings Ltd.                                 35,200         167,757
Esprit Holdings Ltd.                              13,500          44,950
Giordano International Ltd.                       26,000          12,056
Hang Lung Properties Ltd.                         18,000          23,069
Hang Seng Bank Ltd.                               15,200         199,701
Henderson Land Development Co. Ltd.               15,000          66,271
Hong Kong & China Gas Co. Ltd.                    73,672         112,450
Hong Kong Exchanges & Clearing Ltd.               22,000          47,748
Hongkong Electric Holdings Ltd.                   27,500         108,745
Hopewell Holdings Ltd.                            15,000          23,089
Hutchison Whampoa Ltd.                            41,700         307,502
Hysan Development Co. Ltd.                         7,000          10,820
Johnson Electric Holdings Ltd.                    32,500          41,443
Li & Fung Ltd.                                    34,000          58,246
MTR Corp. Ltd.                                    37,000          48,850
New World Development Co. Ltd.                    32,000          25,761
PCCW Ltd. (a)                                     61,118          39,756
Shangri-La Asia Ltd.                              28,000          26,328
Sino Land Co. Ltd.                                20,000          11,399
Sun Hung Kai Properties Ltd.                      26,000         215,171
Swire Pacific Ltd. Class A                        19,000         117,227
Techtronic Industries Co. Ltd.                    10,000          27,758
Television Broadcasts Ltd.                         7,000          35,344

                 See accompanying notes to financial statements.

                      INTERNATIONAL INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                              Shares           Value
                                           -------------   -------------
COMMON STOCKS (Cont.)
HONG KONG (Cont.)
Texwinca Holdings Ltd.                            16,000   $      11,644
Wharf Holdings Ltd.                               26,000          72,003
Yue Yen Industrial (Holdings) Ltd.                 8,500          23,375
                                                           -------------
                                                               2,366,955
                                                           -------------
IRELAND (0.72%)
Allied Irish Banks PLC                            16,838         270,368
Bank of Ireland                                   19,597         267,456
CRH PLC                                           10,136         208,140
DCC PLC                                            1,821          24,853
Elan Corporation PLC (a)                           6,862          47,258
Fyffes PLC                                         6,143          12,785
Grafton Group PLC (a)                              3,570          24,632
Greencore Group PLC                                3,013          13,492
Independent News & Media PLC                      10,132          24,026
Irish Life & Permanent PLC                         4,967          80,194
Kerry Group PLC Class A (a)                        3,293          61,889
Ryanair Holdings PLC (a)                           6,364          52,899
                                                           -------------
                                                               1,087,992
                                                           -------------
ITALY (3.74%)
Alleanza Assicurazioni SpA                         9,247         101,241
Arnoldo Mondadori Editore SpA                      3,328          29,846
Assicurazioni Generali SpA                        19,093         505,742
Autogrill SpA (a)                                  2,731          39,063
Autostrade SpA (a)                                 4,034          70,778
Banca Fideuram SpA                                 6,094          36,204
Banca Intesa SpA                                  71,536         279,719
Banca Monte dei Paschi di Siena SpA               18,803          59,411
Banca Nazionale del Lavoro SpA (a)                31,990          76,464
Banca Popolare di Milano SCRL                      8,937          58,505
Banca Popolare di Verona e Novara SCRL             6,976         118,085
Banche Popolari Unite Scrl (a)                     6,098         110,453
Benetton Group SpA                                 1,543          17,730
Bulgari SpA                                        3,676          34,080
Capitalia SpA (a)                                 22,107          64,692
Enel SpA                                          48,129         327,213
ENI-Ente Nazionale Idrocarburi SpA                52,143         983,928
Fiat SpA (a)                                       8,616          66,076
FinecoGroup SpA (a)                               32,974          23,250
Finmeccanica SpA                                 109,840          86,037
Gruppo Editoriale L'Espresso SpA                   4,207          26,214
Italcementi SpA                                      774           9,655
Luxottica Group SpA                                2,950          50,977
Mediaset SpA                                      11,730         139,375
Mediobanca SpA                                     9,689         105,102
Mediolanum SpA                                     5,041          39,740
Parmalat Finanziaria SpA                           8,617           1,196
Pirelli & Co. SpA                                 39,264          39,967
Riunione Adriatica di Sicurta SpA                  5,483          93,366
Sanpaolo IMI SpA                                  20,337         265,242
Seat Pagine Gaille SpA (a)                        64,577   $      61,498
Snam Rete Gas SpA                                 16,224          68,760
Snia SpA                                           5,404          13,428
Telecom Italia Media SpA (a)                      45,692          22,708
Telecom Italia Mobile SpA                         75,916         412,711
Telecom Italia SpA (a)                           185,646         550,287
Telecom Italia SpA RNC (a)                       117,052         238,444
Tiscali SpA (a)                                    3,903          27,274
Unicredito Italiano SpA                           74,462         401,989
                                                           -------------
                                                               5,656,450
                                                           -------------
JAPAN (20.89%)
Acom Co. Ltd.                                      1,400          63,488
Aderans Co. Ltd.                                     600           9,680
Advantest Corp.                                    1,200          95,176
AEON Co. Ltd.                                      4,500         150,742
AEON Credit Service Co. Ltd.                         300          12,793
AIFUL Corp.                                          850          62,182
Ajinomoto Co. Inc.                                11,000         126,556
All Nippon Airways Co. Ltd. (a)                   10,000          24,727
Alps Electric Co. Ltd.                             3,000          43,893
Amada Co. Ltd.                                     7,000          36,447
Anritsu Corp. (a)                                  2,000          13,343
Aoyama Trading Co. Ltd.                            1,200          23,738
Ariake Japan Co. Ltd.                                400          12,727
Asahi Breweries Ltd.                               7,500          68,373
Asahi Glass Co. Ltd.                              15,000         123,169
Asahi Kasei Corp.                                 25,000         135,766
Asatsu-DK Inc.                                       400          10,301
Autobacs Seven Co. Ltd.                              600          13,800
Bandai Co. Ltd.                                    1,300          32,752
Bank of Fukuoka Ltd.                              12,000          50,387
Bank of Yokohama Ltd.                             20,000          92,936
Bellsystem24 Inc.                                     50          10,217
Benesse Corp.                                      1,400          34,161
Bridgestone Corp.                                 13,000         174,797
Canon Inc.                                        17,000         791,546
Capcom Co. Ltd.                                      900          11,085
Casio Computer Co. Ltd.                            4,000          42,325
Central Glass Co. Ltd.                             4,000          25,231
Central Japan Railway Co.                             18         155,529
Chiba Bank Ltd. (The)                             14,000          57,348
Chubu Electric Power Co. Inc.                     12,100         252,342
Chugai Pharmaceutical Co. Ltd.                     5,500          79,085
Citizen Watch Co. Ltd.                             6,000          55,146
Coca Cola West Japan Co. Ltd.                        500           9,798
COMSYS Holdings Corp. (a)                          3,000          19,203
Credit Saison Co. Ltd.                             2,800          63,227
CSK Corp.                                          1,300          46,944
Dai Nippon Printing Co. Ltd.                      12,000         168,517
Daicel Chemical Industries Ltd.                    3,000          12,373
Daido Life Insurance Co. Ltd.                         24          71,438

                 See accompanying notes to financial statements.

                      INTERNATIONAL INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                              Shares           Value
                                           -------------   -------------
COMMON STOCKS (Cont.)
JAPAN (Cont.)
Daiichi Pharmaceutical Co. Ltd.                    5,100   $      91,892
Daikin Industries Ltd.                             4,000          92,377
Daimaru Inc. (The)                                 4,000          22,208
Dainippon Ink & Chemical Inc.                     17,000          32,360
Dainippon Screen Manufacturing Co. Ltd.
   (a)                                             2,000          13,679
Daito Trust Construction Co. Ltd.                  1,600          47,476
Daiwa House Industry Co. Ltd.                      9,000          95,736
Daiwa Securities Group Inc.                       23,000         156,452
Denki Kagaku Kogyo Kabushiki Kaisha                9,000          28,973
Denso Corp.                                        9,400         185,070
DENTSU Inc.                                            6          30,232
Dowa Mining Co. Ltd.                               7,000          37,622
East Japan Railway Co.                                67         315,713
Ebara Corporation                                  7,000          30,438
Eisai Co. Ltd.                                     4,600         124,046
FamilyMart Co. Ltd.                                1,300          29,598
Fanuc Ltd.                                         2,800         167,733
Fast Retailing Co. Ltd.                            1,000          60,745
Fuji Electric Holdings Co. Ltd.                   13,000          28,506
Fuji Photo Film Co. Ltd.                           9,000         290,566
Fuji Television Network Inc.                           4          21,648
Fujikura Ltd.                                      6,000          35,383
Fujisawa Pharmaceutical Co. Ltd.                   5,500         117,267
Fujitsu Ltd. (a)                                  32,000         188,710
Furukawa Electric Co. Ltd.                        10,000          33,218
Gunma Bank Ltd.                                    8,000          35,756
Gunze Ltd.                                         2,000           9,051
Hankyu Department Stores Inc.                      2,000          13,399
Heavy Industries Co. Ltd.                         22,000          31,408
Hino Motors Ltd.                                   5,000          35,644
Hirose Electric Co. Ltd.                             600          68,863
Hitachi Cable Ltd.                                 2,000           7,502
Hitachi Chemical Company Ltd.                      1,700          28,553
Hitachi Ltd.                                      57,000         343,585
Hitachi Software Engineering Co. Ltd.                400          10,320
Hokugin Financial Group Inc. (a)                  13,000          17,589
Honda Motor Co. Ltd.                              15,600         692,880
Hoya Corp.                                         2,100         192,815
Isetan Co. Ltd.                                    3,600          39,638
Ishihara Sangyo Kaisha Ltd. (a)                    6,000          11,981
Ito En Ltd.                                          700          30,111
Itochu Corp.                                      29,000          95,792
Itochu Techno-Science Corp.                          700          21,816
Ito-Yokado Co. Ltd.                                7,000         220,118
JAFCO Co. Ltd.                                       500          39,283
Japan Airlines System Corp.                       14,000          36,969
Japan Real Estate Investment Corp REIT                 4          25,306
Japan Tobacco Inc.                                    13          95,223
JFE Holdings Inc.                                  9,000         245,638
JGC Corp.                                          4,000          41,728
Joyo Bank Ltd.                                    15,000          48,988
JSR Corp.                                          4,000   $      89,391
Kajima Corp.                                      16,000          51,955
Kamigumi Co. Ltd.                                  4,000          28,292
Kanebo Ltd. (a)                                   11,000          11,085
Kaneka Corp.                                       6,000          44,789
Kansai Electric Power Co. Inc.                    13,100         229,559
Kao Corp.                                         11,000         223,757
Katokichi Co. Ltd.                                   600           9,814
Kawasaki Heavy Industries Ltd.                    30,000          36,951
Kawasaki Kisen Kaisha Ltd.                        11,000          54,707
Keihin Electric Express Railway Co. Ltd.           9,000          52,823
Keio Electric Railway Co. Ltd.                    10,000          51,974
Keyence Corp.                                        650         137,011
Kikkoman Corp.                                     2,000          14,220
Kinden Corp.                                       5,000          23,561
Kinki Nippon Railway Co. Ltd. (a)                 25,000          75,114
Kirin Brewery Co. Ltd.                            13,000         110,871
Kokuyo Co. Ltd.                                      900           9,784
Komatsu Ltd.                                      19,000         120,556
Komori Corp.                                       1,000          14,808
Konami Company Ltd.                                1,600          46,580
Konica Minolta Holdings Inc.                       7,500         100,844
Koyo Seiko Co. Ltd.                                1,000          10,273
Kubota Corp.                                      20,000          82,486
Kuraray Co. Ltd.                                   7,000          59,046
Kurita Water Industries Ltd.                       2,900          34,988
Kyocera Corp.                                      3,300         219,856
Kyowa Hakko Kogyo Co. Ltd.                         7,000          44,546
Kyushu Electric Power Co. Inc.                     7,900         135,856
Lawson Inc.                                        1,200          40,982
Mabuchi Motor Co. Ltd.                               600          46,188
Makita Corp.                                       3,000          30,036
Marubeni Corp.                                    25,000          47,821
Marui Co. Ltd.                                     6,700          84,399
Matsumotokiyoshi Co. Ltd.                            400           8,976
Matsushita Electric Industrial Co. Ltd.           42,000         580,797
Matsushita Electric Works Ltd.                     7,000          62,900
Meiji Dairies Corp.                                6,000          25,753
Meiji Seika Kaisha Ltd.                            9,000          36,279
Meitec Corp.                                         900          34,599
Millea Holdings Inc.                                  30         391,901
Minebea Co. Ltd.                                   8,000          40,608
Mitsubishi Chemical Corp.                         31,000          80,704
Mitsubishi Corp.                                  21,000         222,600
Mitsubishi Electric Corp.                         35,000         145,330
Mitsubishi Estate Co. Ltd.                        20,000         189,605
Mitsubishi Gas Chemical Co. Inc.                   8,000          27,246
Mitsubishi Heavy Industries Ltd.                  59,000         164,057
Mitsubishi Logistics Corp.                         2,000          16,628
Mitsubishi Materials Corp. (a)                    22,000          33,871
Mitsubishi Rayon Co.                              10,000          37,511
Mitsubishi Tokyo Financial Group Inc.                 82         639,657

                 See accompanying notes to financial statements.

                      INTERNATIONAL INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                              Shares           Value
                                           -------------   -------------
COMMON STOCKS (Cont.)
JAPAN (Cont.)
Mitsui & Co. Ltd.                                 24,000   $     193,263
Mitsui Chemicals Inc.                             10,000          58,319
Mitsui Engineering & Shipbuilding Co. Ltd.        16,000          26,425
Mitsui Fudosan Co. Ltd.                           14,000         126,453
Mitsui Mining & Smelting Co. Ltd.                 13,000          53,980
Mitsui O.S.K. Lines Ltd.                          17,000          82,962
Mitsui Sumitomo Insurance Co. Ltd.                26,000         213,493
Mitsui Trust Holdings Inc. (a)                    11,000          61,482
Mitsukoshi Ltd. (a)                                7,000          28,478
Mitsumi Electric Co. Ltd.                            900           9,909
Mizuho Financial Group Inc. (a)                      123         373,006
Murata Manufacturing Co. Ltd.                      4,300         232,313
Namco Ltd.                                           800          22,170
NEC Corp.                                         32,000         235,588
Net One Systems Co. Ltd.                               4          30,792
NGK Insulators Ltd.                                6,000          44,789
NGK Spark Plug Co. Ltd.                            4,000          32,434
Nichii Gakkan Co.                                    350          19,856
Nichirei Corp.                                     3,000           9,714
Nidec Corp.                                          700          66,819
Nikko Cordial Corp.                               25,000         139,265
Nikon Corp. (a)                                    5,000          75,394
Nintendo Co. Ltd.                                  2,000         186,619
Nippon Building Fund Inc REIT                          3          19,259
Nippon Express Co. Ltd.                           15,000          70,822
Nippon Meat Packers Inc.                           4,000          39,115
Nippon Mining Holdings Inc.                       12,000          41,877
Nippon Oil Corp.                                  26,000         132,462
Nippon Sanso Corp.                                 3,000          12,681
Nippon Sheet Glass Co. Ltd.                        7,000          20,444
Nippon Shokubai Co Ltd.                            3,000          22,758
Nippon Steel Corp.                               106,000         227,489
Nippon Telegraph & Telephone Corp.                   105         506,532
Nippon Unipac Holding                                 17          87,720
Nippon Yusen Kabushiki Kaisha                     19,000          85,985
Nishimatsu Construction Co. Ltd.                   4,000          13,250
Nissan Chemical Industries Ltd.                    4,000          35,644
Nissan Motor Co. Ltd.                             49,700         567,629
Nisshin Seifun Group Inc.                          4,000          35,607
Nisshinbo Industries Inc.                          2,000          11,141
Nissin Food Products Co. Ltd.                      2,200          54,810
Nitto Denko Corp.                                  3,200         170,197
Nomura Holdings Inc.                              35,000         596,016
Nomura Research Institute Ltd.                       400          39,003
NSK Ltd.                                           9,000          32,836
NTN Corp.                                          8,000          38,145
NTT Data Corp.                                        25          94,476
NTT DoCoMo Inc.                                      350         793,599
Obayashi Corp.                                    12,000          53,634
OBIC Co. Ltd.                                        100          20,118
Oji Paper Co. Ltd.                                17,000         109,770
Oki Electric Industry Co. Ltd. (a)                10,000          39,097
Okumura Corp.                                      2,000   $       8,510
Olympus Corp.                                      4,000          86,778
Omron Corp.                                        4,100          83,209
Onward Kashiyama Co. Ltd.                          2,000          24,261
Oracle Corp. Japan                                   700          36,251
Oriental Land Co. Ltd.                               900          55,510
ORIX Corp.                                         1,700         140,543
Osaka Gas Co. Ltd.                                41,000         110,945
Pioneer Corp.                                      2,900          80,097
Promise Co. Ltd.                                   1,700          74,079
Q.P. Corp.                                         2,000          16,609
Resona Holdings Inc. (a)                          88,000         110,852
Ricoh Corp. Ltd.                                  13,000         256,555
Rohm Co. Ltd.                                      2,100         246,114
Sanden Corp.                                       2,000          12,317
Sankyo Co. Ltd.                                    7,300         137,254
Sankyo Co. Ltd.                                    1,000          31,725
Sanyo Electric Co. Ltd.                           30,000         156,760
Sapporo Breweries Ltd.                             5,000          13,763
Secom Co. Ltd.                                     4,000         149,296
Sega Corp. (a)                                     2,100          19,987
Seiko Epson Corp.                                  1,300          60,651
Seino Transportation Co. Ltd.                      2,000          16,534
Sekisui Chemical Co. Ltd.                          8,000          40,758
Sekisui House Ltd.                                10,000         103,294
Seven-Eleven Japan Co. Ltd.                        9,000         272,931
77 Bank Ltd. (The)                                 8,000          45,087
Sharp Corp.                                       19,000         299,795
Shimachu Company Ltd.                              1,100          21,811
Shimamura Co. Ltd.                                   400          27,172
Shimano Inc.                                       1,800          37,287
Shimizu Corp.                                      9,000          34,263
Shin-Etsu Chemical Co. Ltd.                        7,200         294,261
Shionogi & Co. Ltd.                                6,000         111,748
Shiseido Co. Ltd.                                  7,000          85,108
Shizuoka Bank Ltd.                                11,000          81,291
Showa Denko K.K.                                  19,000          42,727
Showa Shell Sekiyu K.K.                            3,700          30,071
Skylark Co.                                        1,800          29,728
SMC Corp.                                          1,100         136,923
Softbank Corp.                                     4,000         122,422
Sompo Japan Insurance Inc.                        14,000         115,088
Sony Corp.                                        17,400         602,351
Stanley Electric Co. Ltd.                          2,800          54,213
Sumitomo Bakelite Co. Ltd.                         2,000          13,045
Sumitomo Chemical Co. Ltd.                        24,000          98,983
Sumitomo Corp.                                    13,000          96,921
Sumitomo Electric Industries Ltd.                 12,000         107,269
Sumitomo Heavy Industries Ltd. (a)                 7,000          15,872
Sumitomo Metal Industries Ltd.                    59,000          58,356
Sumitomo Metal Mining Co. Ltd.                    10,000          74,181
Sumitomo Mitsui Financial Group Inc.                  76         404,927
Sumitomo Osaka Cement Co. Ltd.                     5,000           9,798

                 See accompanying notes to financial statements.

                      INTERNATIONAL INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                              Shares           Value
                                           -------------   -------------
COMMON STOCKS (Cont.)
JAPAN (Cont.)
Sumitomo Realty & Development Co. Ltd.             7,000   $      61,659
Sumitomo Trust & Banking Co. Ltd. (The)           20,000         117,570
Suruga Bank Ltd. (The)                             4,000          25,716
Suzuken Co. Ltd.                                   1,000          32,472
Taiheiyo Cement Corp.                             14,000          39,582
Taisei Corp.                                      17,000          62,182
Taisho Pharmaceutical Co. Ltd.                     3,000          53,634
Taiyo Yuden Co. Ltd.                               2,000          26,145
Takara Holdings Inc.                               4,000          37,473
Takashimaya Co. Ltd.                               5,000          35,691
Takeda Chemical Industries Ltd.                   16,800         666,231
Takefuji Corp.                                     1,450          67,785
TDK Corp.                                          2,200         158,477
Teijin Ltd.                                       17,000          49,967
Teikoku Oil Co. Ltd.                               2,000          10,059
Terumo Corp.                                       3,400          64,561
THK Co. Ltd.                                       2,000          40,683
TIS Inc.                                             700          23,645
Tobu Railway Co. Ltd.                             17,000          60,754
Toda Corp.                                         4,000          11,309
Toho Co. Ltd.                                      2,900          36,910
Tohoku Electric Power Co. Inc.                     8,400         139,282
Tokyo Broadcasting System                            900          14,335
Tokyo Electric Power Co. Inc. (The)               22,800         499,953
Tokyo Electron Ltd.                                2,900         220,267
Tokyo Gas Co. Ltd.                                52,000         185,350
Tokyo Style Co. Ltd.                               2,000          21,611
Tokyu Corp.                                       19,000          97,509
TonenGeneral Sekiyu K.K.                           6,000          49,659
Toppan Printing Co. Ltd.                          11,000         114,444
Toray Industries Inc.                             23,000          96,146
Toshiba Corp.                                     55,000         208,361
Tosoh Corporation                                 10,000          33,405
Tostem Inax Holding Corp.                          5,000          96,576
Toto Ltd.                                          7,000          59,308
Toyo Seikan Kaisha Ltd.                            3,000          41,933
Toyo Suisan Kaisha Ltd.                            2,000          22,226
Toyobo Co. Ltd.                                   12,000          26,201
Toyoda Gosei Co. Ltd.                                900          25,949
Toyota Industries Corporation                      3,400          72,175
Toyota Motor Corp.                                54,300       1,834,151
Trend Micro Inc. (a)                               2,000          53,653
Ube Industries Ltd.                               16,000          32,099
UFJ Holdings Inc. (a)                                 71         341,187
Uni-Charm Corp.                                      800          39,339
Uny Co. Ltd.                                       3,000          30,792
Ushio Inc.                                         2,000          33,200
USS Co. Ltd. (a)                                     380          26,877
Wacoal Corp.                                       3,000          24,718
West Japan Railway Company                            20          78,567
World Co. Ltd.                                       700          22,273
Yakult Honsha Co. Ltd.                             2,000   $      31,259
Yamada Denki Co. Ltd.                              1,800          60,465
Yamaha Corp.                                       2,800          54,997
Yamaha Motor Co. Ltd.                              2,000          21,816
Yamanouchi Pharmaceutical Co. Ltd.                 6,300         195,754
Yamato Transport Co. Ltd.                          8,000          94,205
Yamazaki Baking Co. Ltd.                           2,000          16,590
Yokogawa Electric Corp.                            5,000          72,222
                                                           -------------
                                                              31,578,116
                                                           -------------
LUXEMBOURG (0.08%)
Arcelor                                            6,643         115,800
                                                           -------------
NETHERLANDS (5.09%)
ABN AMRO Holding NV                               30,709         718,530
Aegon NV                                          26,915         398,225
Akzo Nobel NV                                      5,362         206,959
ASML Holding NV (a)                                9,184         182,104
Corio NV                                           1,503          58,201
DSM NV                                             1,618          79,655
Euronext NV                                        2,001          50,656
Hagemeyer NV                                       3,573           8,067
Heineken NV                                        3,799         144,667
IHC Caland NV                                        694          37,641
ING Groep NV                                      35,160         820,014
Koninklijke Ahold NV (a)                          21,569         164,325
Koninklijke KPN NV (a)                            41,583         320,998
Koninklijke Numico NV (a)                          2,849          78,735
Koninklijke Philips Electronics NV                26,153         763,674
Koninklijke Vendex KBB NV                          2,298          32,029
Oce NV                                             1,632          25,011
QIAGEN NV (a)                                      2,980          36,573
Reed Elsevier NV                                  11,762         146,135
Rodamco Europe NV                                    971          56,548
Royal Dutch Petroleum Co. (b)                     41,717       2,199,505
TNT Post Group NV                                  6,334         148,363
Unilever NV CVA                                   11,378         744,133
Vedior NV                                          1,606          25,119
VNU NV                                             4,534         143,260
Wereldhave NV                                        347          25,977
Wolters Kluwer NV CVA                              5,223          81,692
                                                           -------------
                                                               7,696,796
                                                           -------------
NEW ZEALAND (0.23%)
Auckland International Airport Ltd.                2,293          10,553
Carter Holt Harvey Ltd.                           25,468          31,436
Contact Energy Ltd.                               12,092          42,712
Fisher & Paykel Healthcare Corp Ltd.               1,469          12,201
Fletcher Building Ltd.                             9,040          25,165
Lion Nathan Ltd.                                   2,861          13,020
Sky City Entertainment Group Ltd.                 13,358          40,431

                 See accompanying notes to financial statements.

                      INTERNATIONAL INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                              Shares           Value
                                           -------------   -------------
COMMON STOCKS (Cont.)
NEW ZEALAND (Cont.)
Telecom Corp. of New Zealand Ltd.                 42,835   $     151,022
The Warehouse Group Ltd.                           3,763          12,649
Tower Ltd. (a)                                    11,882           9,751
                                                           -------------
                                                                 348,940
                                                           -------------
NORWAY (0.47%)
Aker Kvaerner ASA (a)                                709          12,123
DNB NOR ASA                                       16,529         110,310
Frontline Ltd.                                       672          17,424
Norsk Hydro ASA                                    2,769         170,857
Norske Skogindustrier ASA                          2,198          41,959
Orkla ASA                                          4,209          94,267
Schibsted ASA                                        636          10,946
Statoil ASA                                        7,986          89,730
Storebrand ASA (a)                                 3,321          21,615
Tandberg ASA (a)                                   2,895          21,323
Telenor ASA                                       15,014          98,171
Tomra Systems ASA                                  3,543          21,356
                                                           -------------
                                                                 710,081
                                                           -------------
PORTUGAL (0.35%)
Banco Comercial Portugues SA Class R              38,678          86,352
Banco Espirito Santo e Comercial de
   Lisboa SA                                       2,379          39,010
BPI-SPGS SA - Registered                          11,859          43,678
Brisa-Auto Estradas de Portugal SA                 6,129          40,973
CIMPOR-Cimentos de Portugal SGPS SA                3,693          19,098
Electricidade de Portugal SA                      34,350          90,554
Portugal Telecom SGPS SA                          17,800         179,167
PT Multimedia Servicos de
   Telecomunicacoes e media, SGPS,
   SA (a)                                            654          12,704
Sonae SGPS SA (a)                                 24,314          20,241
                                                           -------------
                                                                 531,777
                                                           -------------
SINGAPORE (0.79%)
Capitaland Ltd.                                   30,000          27,380
Chartered Semiconductor Manufacturing
   Ltd. (a)                                       17,000          17,317
City Developments Ltd.                             7,000          24,937
ComfortDelGro Corp. Ltd.                          54,000          25,914
Creative Technology Ltd.                           1,050          11,067
Cycle & Carriage Ltd.                              2,000           6,830
DBS Group Holdings Ltd.                           21,652         187,414
Fraser & Neave Ltd.                                5,760          42,735
Haw Par Corp. Ltd.                                 7,792          20,463
Keppel Corp. Ltd.                                 12,000          43,102
Neptune Orient Lines Ltd. (a)                     18,000          22,893
Oversea-Chinese Banking Corp. Ltd.
   (Ordinary)                                     19,350   $     137,864
SembCorp Industries Ltd.                          13,000           9,645
SembCorp Logistics Ltd.                           11,000          12,954
Singapore Airlines Ltd.                           11,000          72,543
Singapore Post Ltd.                               25,000          10,231
Singapore Press Holdings Ltd.                      8,000          89,030
Singapore Technologies Engineering
   Ltd.                                           34,000          40,841
Singapore Telecommunications Ltd.                122,000         140,800
ST Assembly Test Services Ltd. (a)                 8,000           9,986
United Overseas Bank Ltd.                         23,392         181,814
Venture Corp. Ltd.                                 5,000          58,882
                                                           -------------
                                                               1,194,642
                                                           -------------
SPAIN (3.58%)
Abertis Infraestructuras SA                        4,894          74,015
Acciona SA                                           596          36,273
Acerinox SA                                        1,215          57,286
Actividades de Construccion y Servicios
   SA                                              1,998          97,548
Altadis SA                                         5,336         151,438
Amadeus Global Travel Distribution SA
   Class A                                         4,289          27,861
Antena 3 Television SA (a)                           292          12,869
Banco Bilbao Vizcaya Argentaria SA                60,406         834,315
Banco Popular Espanol SA (b)                       3,086         184,116
Banco Santander Central Hispano SA                86,736       1,027,308
Corporacion Mapfre SA                              1,875          26,559
Endesa SA                                         17,843         343,221
Fomento de Construcciones y Contratas SA           1,035          38,173
Gas Natural SDG SA                                 3,718          86,994
Grupo Ferrovial SA                                 1,373          48,110
Iberdrola SA                                      15,053         297,528
Iberia Lineas Aereas de Espana SA                  5,474          15,743
Indra Sistemas SA                                  2,964          38,022
Industria de Diseno Textil SA                      4,470          90,776
NH Hoteles SA (a)                                  1,102          12,663
Promotora de Informaciones SA                        840          12,185
Repsol YPF SA                                     18,011         351,223
Sacyr Vallehermoso SA                              2,484          37,598
Sociedad General de Aguas de Barcelona SA          1,613          24,069
Telefonica Publicidad e Informacion SA             2,337          12,823
Telefonica SA                                     93,893       1,378,548
Union Fenosa SA                                    3,791          71,201
Zeltia SA Rights                                   3,295          23,274
                                                           -------------
                                                               5,411,739
                                                           -------------
SWEDEN (2.20%)
Alfa Laval AB                                      1,250          19,023

                 See accompanying notes to financial statements.

                      INTERNATIONAL INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                              Shares           Value
                                           -------------   -------------
COMMON STOCKS (Cont.)
SWEDEN (Cont.)
ASSA Abloy AB Class B                              6,162   $      73,222
Atlas Copco AB Class A                             2,296          82,168
Atlas Copco AB Class B                             1,289          42,009
Axfood AB                                            450          10,413
Billerud                                             843          12,712
Castellum AB                                         463          10,939
Drott AB Class B                                   1,718          32,592
Electrolux AB Class B                              6,070         133,290
Eniro AB                                           3,587          34,398
Gambro AB Class A                                  4,151          34,326
Gambro AB Class B                                  1,536          12,702
Getinge AB                                         2,368          22,708
Hennes & Mauritz AB Class B                        9,532         226,533
Hoganas AB Class B                                   497          10,637
Holmen AB Class B                                  1,155          41,013
Modern Times Group AB Class B (a)                  1,188          25,014
Nordea AB                                         46,586         349,623
OM AB                                              1,569          19,516
Sandvik AB                                         4,520         155,791
SAS AB (a)                                         1,212          11,454
Securitas AB Class B                               6,001          80,900
Skandia Forsakrings AB                            16,147          58,796
Skandinaviska Enskilda Banken AB Class A           9,402         138,509
Skanska AB Class B                                 7,691          67,875
SKF AB Class A                                       326          12,641
SKF AB Class B                                     1,683          65,025
SSAB Svenskt Stal AB Series A                        765          13,662
SSAB Svenskt Stal AB Series B                        742          12,736
Svenska Cellulosa AB Class B                       3,987         162,909
Svenska Handelsbanken AB Class A                  11,208         228,979
Svenska Handelsbanken AB Class B                     646          12,794
Swedish Match AB                                   7,711          78,768
Tele2 AB Class B (a)                               2,034         108,551
Telefonaktiebolaget LM Ericsson
   Class B (a)                                   295,316         529,453
Telia AB                                          31,703         165,668
Trelleborg AB Class B                              1,837          29,871
Volvo AB Class A                                   1,745          51,172
Volvo AB Class B                                   4,388         134,165
WM-Data AB Class B (a)                             5,244          11,297
                                                           -------------
                                                               3,323,854
                                                           -------------
SWITZERLAND (7.25%)
ABB Ltd. (a)                                      34,891         176,889
Adecco SA                                          2,575         165,525
Ciba Specialty Chemicals AG (a)                    1,339         103,612
Clariant AG - Registered (a)                       2,809          41,451
Compagnie Financiere Richemont AG                 10,195         244,828
Credit Suisse Group                               23,722         867,937
Geberit AG - Registered                               54          26,547
Givaudan SA - Registered                             172          89,286
Holcim Ltd.                                        3,066   $     142,795
Kudelski SA - Bearer (a)                             807          26,655
Kuoni Reisen Holding AG                               39          13,055
Logitech International
   SA - Registered (a)                               845          36,553
Lonza Group AG - Registered                          953          54,787
Nestle SA                                          8,090       2,021,274
Nobel Biocare Holding AG                             405          39,513
Novartis AG (b)                                   47,804       2,170,361
Roche Holding AG - Bearer                            621          86,114
Roche Holding AG - Genusschein                    14,014       1,413,581
Schindler Holding AG Certificates of
   Participation (a)                                 118          28,814
Serono SA                                            132          94,137
Societe Generale de Surveillance
   Holding SA                                         88          55,216
Sulzer AG - Registered                                52          14,001
Swatch Group (The) AG - Registered                 1,380          32,917
Swatch Group (The) AG Class B                        673          80,809
Swiss Re                                           6,567         443,375
Swisscom AG                                          520         171,546
Syngenta AG                                        2,117         142,588
Synthes-Stratec Inc.                                  88          87,093
UBS AG - Registered                               23,721       1,624,555
Unaxis Holding AG Class R                            214          30,324
Valora Holding AG                                     54          13,448
Zurich Financial Services AG (a)                   2,844         409,324
                                                           -------------
                                                              10,948,910
                                                           -------------
UNITED KINGDOM (25.24%)
Aegis Group PLC                                   22,231          39,299
Aggreko PLC                                        4,128          11,417
Alliance Unichem PLC                               5,509          51,183
AMEC PLC                                           6,109          28,434
Amersham PLC                                      14,233         195,043
AMVESCAP PLC                                      13,341          96,903
ARM Holdings PLC (a)                              19,940          45,869
Associated British Ports Holdings PLC              7,187          57,767
AstraZeneca PLC                                   34,309       1,646,009
Aviva PLC                                         45,338         397,896
BAA PLC                                           22,027         195,679
BAE Systems PLC                                   61,763         186,026
Balfour Beatty PLC                                 7,369          28,824
Barclays PLC (c)                                 131,880       1,176,293
Barratt Developments PLC                           4,244          41,254
BBA Group PLC                                     11,132          49,720
Berkeley Group (The) PLC                           2,197          34,610
BG Group PLC                                      69,068         354,544
BHP Billiton PLC                                  50,192         438,474
BOC Group PLC                                      9,601         146,693
Boots Group PLC                                   15,576         192,674
BP PLC (b)                                       442,159       3,585,635

                 See accompanying notes to financial statements.

                      INTERNATIONAL INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                              Shares           Value
                                           -------------   -------------
COMMON STOCKS (Cont.)
UNITED KINGDOM (Cont.)
BPB PLC                                            9,243   $      57,416
Brambles Industries PLC                           14,082          51,300
British Airways PLC (a)                           11,902          49,537
British American Tobacco PLC                      31,355         432,202
British Land Co. PLC                               9,158          95,742
British Sky Broadcasting Group PLC (a)            25,182         316,909
BT Group PLC                                     174,406         587,741
Bunzl PLC                                          9,283          70,917
Cable & Wireless PLC                              45,955         109,826
Cadbury Schweppes PLC                             41,294         303,267
Canary Wharf Finance PLC (a)                       9,682          46,407
Capita Group PLC                                  12,586          54,750
Carlton Communications PLC                        12,549          51,669
Carnival PLC                                       3,315         133,582
Cattles PLC                                        7,573          45,314
Celltech Group PLC (a)                             5,067          34,287
Centrica PLC                                      84,902         320,693
Close Brothers Group PLC                           3,375          44,347
Cobham PLC                                         2,404          50,222
Compass Group PLC                                 42,977         292,354
Daily Mail and General Trust PLC Class A           5,915          69,780
Davis Service Group PLC (The)                      5,325          35,556
De La Rue PLC                                      3,287          16,314
Diageo PLC                                        61,792         813,035
Dixons Group PLC                                  39,858          99,179
Electrocomponents PLC                              8,544          49,709
EMAP PLC                                           4,850          74,407
EMI Group PLC                                     17,532          49,824
Enterprise Inns PLC                                3,420          62,080
Exel PLC                                           6,080          80,379
FirstGroup PLC                                     8,948          43,810
FKI PLC                                           12,468          23,882
Friends Provident PLC                             31,272          73,896
George Wimpey PLC                                  7,376          49,284
GKN PLC                                           14,434          68,990
GlaxoSmithKline PLC (b)                          119,421       2,736,403
Granada PLC                                       56,394         123,164
Great Portland Estates PLC                         3,319          13,933
GUS PLC                                           20,540         284,414
Hammerson PLC                                      5,774          66,928
Hanson PLC                                        14,651         107,598
Hays PLC                                          31,589          67,859
HBOS PLC                                          76,550         991,455
Hilton Group PLC                                  29,840         120,057
HSBC Holdings PLC                                218,203       3,429,609
IMI PLC                                            6,798          41,041
Imperial Chemical Industries PLC                  25,702          91,561
Imperial Tobacco Group PLC                        14,712         289,704
InterContinental Hotels Group PLC                 14,114         133,658
International Power PLC (a)                       20,816          46,021
Invensys PLC (a)                                  63,317          20,686
J Sainsbury PLC                                   29,548         165,430
Johnson Matthey PLC                                4,198   $      73,723
Kelda Group PLC                                    8,119          68,166
Kesa Electricals PLC                              11,152          51,357
Kidde PLC                                         20,471          39,028
Kingfisher PLC                                    46,661         232,632
Land Securities Group PLC                          8,800         156,273
Legal & General Group PLC                        132,492         237,774
Liberty International PLC                          4,540          55,469
Lloyds TSB Group PLC                             111,755         896,261
LogicaCMG PLC                                     13,697          62,832
Man Group PLC                                      5,690         148,817
Marks & Spencer Group PLC                         45,084         233,244
MFI Furniture Group PLC                           13,308          35,973
Misys PLC                                         10,232          38,786
Mitchells & Butlers PLC                           10,093          40,653
National Grid Transco PLC                         62,009         444,299
Next PLC                                           5,380         108,156
Novar PLC                                         12,109          29,914
Pearson PLC                                       16,494         183,656
Peninsular & Oriental Steam
   Navigation Co. PLC                             13,869          57,103
Persimmon PLC                                      4,943          47,518
Pilkington PLC                                    18,890          32,379
Provident Financial PLC                            5,329          62,056
Prudential Corp. PLC                              40,221         340,028
Rank Group PLC                                    11,561          57,793
Reckitt Benckiser PLC                             12,109         273,996
Reed International PLC                            26,082         218,162
Rentokil Initial PLC                              38,047         129,409
Reuters Group PLC                                 27,951         117,586
Rexam PLC                                         10,089          77,255
Rio Tinto PLC                                     21,228         586,360
RMC Group PLC                                      5,135          64,117
Rolls-Royce Group PLC                             29,637          94,039
Royal & Sun Alliance Insurance Group PLC          56,157          88,717
Royal Bank of Scotland Group PLC                  56,136       1,654,096
SABMiller PLC                                     15,267         158,242
Safeway PLC                                       22,021         111,955
Sage Group PLC                                    22,563          70,987
Schroders PLC                                      2,496          28,239
Scottish & Newcastle PLC                          16,375         110,879
Scottish & Southern Energy PLC                    17,262         207,968
Scottish Power PLC                                36,283         241,784
Securicor PLC                                     10,428          17,781
Serco Group PLC                                    8,003          24,642
Severn Trent PLC                                   7,150          95,869
Shell Transport & Trading Co. PLC                192,954       1,435,206
Signet Group PLC                                  32,132          59,247
Slough Estates PLC                                 7,705          60,586
Smith & Nephew PLC                                19,147         160,840
Smiths Group PLC                                  10,958         129,665
SSL International PLC                              4,045          23,896

                 See accompanying notes to financial statements.

                      INTERNATIONAL INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                              Shares           Value
                                           -------------   -------------

COMMON STOCKS (Cont.)
UNITED KINGDOM (Cont.)
Stagecoach Group PLC                              21,378   $      30,042
Tate & Lyle PLC                                    8,253          46,021
Taylor Woodrow PLC                                10,711          51,195
Tesco PLC                                        147,350         679,889
3i Group PLC                                      12,103         133,789
TI Automotive Ltd. (a) (d)                         7,024              --
Tomkins PLC                                       16,508          79,051
Unilever PLC                                      55,696         519,210
United Business Media PLC                          6,556          57,508
United Utilities PLC                              11,331         100,508
United Utilities PLC Class A                       5,549          30,248
Vodafone Group PLC (b)                         1,364,457       3,382,977
Whitebread PLC                                     5,666          72,928
William Hill PLC                                   8,420          64,362
Wolseley PLC                                      11,217         158,633
WPP Group PLC                                     23,253         228,321
Yell Group PLC                                     8,798          48,037
                                                           -------------
                                                              38,146,506
                                                           -------------
TOTAL COMMON STOCKS
(Cost: $141,162,764)                                         146,923,442
                                                           -------------
PREFERRED STOCKS (0.53%)
AUSTRALIA (0.23%)
News Corp. Ltd. (The)                             46,605         351,145
                                                           -------------
GERMANY (0.26%)
Fresenius Medical Care AG                            506          25,498
Henkel KGaA                                        1,104          86,337
Porsche AG                                           169         100,300
Prosieben Satellite Media AG                       1,756          29,348
RWE AG                                             1,049          36,982
Volkswagen AG                                      2,286          82,899
Wella AG                                             318          28,178
                                                           -------------
                                                                 389,542
                                                           -------------
ITALY (0.04%)
Banca Intesa SpA                                  18,385          52,641
                                                           -------------
TOTAL PREFERRED STOCKS
(Cost: $698,573)                                                 793,328
                                                           -------------

                                             Shares or
                                             principal
                                               amount          Value
                                           -------------   -------------
EXCHANGE TRADED FUNDS (1.72%)
iShares MSCI EAFE Index Fund (e)                  19,012   $   2,600,461
                                                           -------------
TOTAL EXCHANGE TRADED FUNDS
(Cost: $2,275,139)                                             2,600,461
                                                           -------------
SHORT TERM INVESTMENTS (16.41%)
MONEY MARKET FUNDS (8.61%)
Barclays Global Investors Funds
   Institutional Money Market Fund,
   Institutional Shares (c) (f)                9,233,214       9,233,214
Barclays Global Investors Funds Prime
   Money Market Fund, Institutional
   Shares (c) (f)                              3,017,005       3,017,005
BlackRock Temp Cash Money Market
   Fund (f)                                      108,175         108,175
Short Term Investment Co. - Liquid
   Assets Money Market Portfolio (f)             651,854         651,854
                                                           -------------
                                                              13,010,248
                                                           -------------
FLOATING RATE NOTES (3.52%)
Beta Finance Inc.
   1.11%, 05/20/04 (f) (g)                 $     137,137         137,129
   1.12%, 09/15/04 (f) (g)                       274,273         274,254
   1.13%, 10/12/04 (f) (g)                       137,137         137,126
   1.20%, 08/23/04 (f) (g)                       137,137         137,212
CC USA Inc.
   1.06%, 05/24/04 (f) (g)                       274,273         274,263
   1.11%, 04/19/04 (f) (g)                       120,680         120,678
   1.16%, 07/15/04 (f) (g)                       137,137         137,163
Dorada Finance Inc.
   1.11%, 05/20/04 (f) (g)                       274,273         274,258
   1.24%, 08/09/04 (f)                            68,568          68,563
Five Finance Inc.
   1.13%, 04/15/04 (f) (g)                       137,137         137,137
HBOS Treasury Services PLC
   1.16%, 01/24/05 (f)                           274,273         274,273
Holmes Financing PLC
   1.12%, 04/15/04 (f)                            54,855          54,855
K2 USA LLC
   1.10%, 09/27/04 (f) (g)                       296,215         296,182
   1.12%, 08/16/04 (f) (g)                        68,568          68,562
   1.13%, 05/17/04 (f)                           137,137         137,134
   1.14%, 04/13/04 (f)                           137,137         137,135
Links Finance LLC
   1.10%, 06/28/04 (f)                           137,137         137,123
   1.10%, 07/20/04 (f)                           109,709         109,697
   1.11%, 03/29/04 (f)                           137,137         137,137
   1.14%, 05/04/04 (f)                           137,137         137,134
Nationwide Building Society
   1.14%, 07/23/04 (f) (g)                       205,705         205,705
   1.17%, 12/28/04 (f) (g)                       274,273         274,273
Permanent Financing PLC
   1.13%, 12/10/04 (f)                           137,137         137,137

                 See accompanying notes to financial statements.

                      INTERNATIONAL INDEX MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                             Principal
                                              amount           Value
                                           -------------   -------------
SHORT TERM INVESTMENTS (Cont.)
FLOATING RATE NOTES (Cont.)
Sigma Finance Inc.
   1.09%, 10/07/04 (f)                     $     274,273   $     274,231
   1.10%, 07/20/04 (f)                           137,137         137,122
   1.13%, 07/01/04 (f)                           137,137         137,120
   1.24%, 08/06/04 (f)                            68,568          68,564
Tango Finance Corp.
   1.09%, 07/15/04 (f) (g)                        82,282          82,267
   1.10%, 07/06/04 (f) (g)                        82,282          82,278
WhistleJacket Capital LLC
   1.12%, 09/15/04 (f) (g)                       137,137         137,117
White Pine Finance LLC
   1.10%, 08/26/04 (f) (g)                       137,137         137,123
   1.12%, 04/20/04 (f) (g)                       137,137         137,137
   1.12%, 11/15/04 (f) (g)                       164,564         164,564
   1.13%, 07/06/04 (f) (g)                       164,564         164,556
                                                           -------------
                                                               5,326,209
                                                           -------------
TIME DEPOSITS (1.31%)
Abbey National Treasury Services PLC
   1.40%, 10/25/04 (f)                           274,273         274,238
Bank of New York
   1.39%, 11/01/04 (f)                           274,273         274,250
Bank of Nova Scotia
   1.24%, 10/07/04 (f)                           205,705         205,689
   1.42%, 10/29/04 (f)                           205,705         205,718
Canadian Imperial Bank of Commerce
   1.24%, 10/07/04 (f)                           205,705         205,681
   1.40%, 10/29/04 (f)                           274,273         274,268
SunTrust Bank
   0.81%, 01/02/04 (f)                           342,841         342,841
Toronto-Dominion Bank
   1.41%, 11/01/04 (f)                           205,705         205,688
                                                           -------------
                                                               1,988,373
                                                           -------------
REPURCHASE AGREEMENTS (1.27%)
Goldman, Sachs & Co.
   1.02%, 01/02/04 (f)                           822,820         822,820
Merrill Lynch
   0.98%, 01/02/04 (f)                           274,273         274,273
   0.98%, 01/02/04 (f)                           274,273         274,273
   1.00%, 01/02/04 (f)                           548,546         548,546
                                                           -------------
                                                               1,919,912
                                                           -------------
COMMERCIAL PAPER (1.26%)
Alpine Securitization Corp.
   1.09%, 01/07/04 (f)                           137,137         137,116
   1.09%, 01/09/04 (f)                           137,137         137,108
   1.10%, 01/20/04 (f)                           137,137         137,061
Amsterdam Funding Corp.
   1.09%, 01/07/04 (f)                           137,137         137,116
   1.09%, 01/20/04 (f)                           137,137         137,062
Barton Capital Corp.
   1.09%, 01/13/04 (f)                     $      82,282   $      82,255
Edison Asset Securitization
   1.09%, 01/23/04 (f)                           137,137         137,049
Falcon Asset Securitization
   1.09%, 01/16/04 (f)                           274,273         274,157
Jupiter Securitization Corp.
   1.09%, 01/14/04 (f)                           301,701         301,591
Preferred Receivables Funding Corp.
   1.09%, 01/12/04 (f)                           246,846         246,771
Receivables Capital Corp.
   1.02%, 01/06/04 (f)                           172,713         172,693
                                                           -------------
                                                               1,899,979
                                                           -------------
U.S. GOVERNMENT AGENCY NOTES (0.44%)
Federal Home Loan Mortgage Corporation
   1.15%, 05/12/04 (f)                           205,705         204,844
   1.28%, 08/19/04 (f)                           109,709         108,812
Federal National Mortgage Association
   1.28%, 08/20/04 (f)                           356,555         353,626
                                                           -------------
                                                                 667,282
                                                           -------------
TOTAL SHORT TERM INVESTMENTS
(Cost: $24,812,003)                                           24,812,003
                                                           -------------
TOTAL INVESTMENTS IN SECURITIES (115.86%)
(Cost $168,948,479)                                          175,129,234
Other Assets, Less Liabilities (-15.86%)                     (23,969,853)
                                                           -------------
NET ASSETS (100.00%)                                       $ 151,159,381
                                                           =============

(a)  Non-income earning securities.
(b) All or a portion of this security is segregated in connection with the Master Portfolio's holdings of index futures contracts. See Note 1.
(c)  Issuer is affiliated with the Master Portfolio's investment advisor. See
     Note 2.
(d) Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(e)  Non-controlled affiliated issuer. See Note 2.
(f) All or a portion of this security represents investments of securities lending collateral.
(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                See accompanying notes to financial statements.

                      LIFEPATH RETIREMENT MASTER PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               December 31, 2003

                                              Shares           Value
                                           -------------   -------------
COMMON STOCKS (34.77%)
U.S. COMMON STOCKS (25.91%)
ADVERTISING (0.07%)
Getty Images Inc.                                    252   $      12,633
Interpublic Group of Companies Inc. (a)            1,469          22,916
Omnicom Group Inc.                                   393          34,321
                                                           -------------
                                                                  69,870
                                                           -------------
AEROSPACE / DEFENSE (0.38%)
Boeing Co. (The)                                   1,889          79,602
General Dynamics Corp.                               460          41,579
Goodrich (B.F.) Co.                                  643          19,091
Lockheed Martin Corp.                              1,173          60,292
Northrop Grumman Corp.                               444          42,446
Raytheon Co.                                       1,104          33,164
Sequa Corp. Class A (a)                              329          16,121
Titan Corp. (The) (a)                                774          16,881
United Technologies Corp.                            794          75,247
                                                           -------------
                                                                 384,423
                                                           -------------
AIRLINES (0.05%)
Delta Air Lines Inc.                                 844           9,968
Southwest Airlines Co.                             2,629          42,432
                                                           -------------
                                                                  52,400
                                                           -------------
APPAREL (0.10%)
Jones Apparel Group Inc.                             565          19,905
Liz Claiborne Inc.                                   417          14,787
Nike Inc. Class B                                    570          39,022
Oxford Industries Inc.                               634          21,480
Unifi Inc. (a)                                     1,276           8,230
                                                           -------------
                                                                 103,424
                                                           -------------
AUTO MANUFACTURERS (0.18%)
Ford Motor Company                                 4,179          66,864
General Motors Corp.                               1,207          64,454
Navistar International Corp. (a)                     344          16,474
PACCAR Inc.                                          456          38,815
                                                           -------------
                                                                 186,607
                                                           -------------
AUTO PARTS & EQUIPMENT (0.02%)
Cooper Tire & Rubber Co.                           1,052          22,492
                                                           -------------
BANKS (2.27%)
AmSouth Bancorp                                    1,438          35,231
Bank of America Corp.                              3,851         309,736
Bank of New York Co. Inc. (The)                    2,116          70,082
Bank One Corp.                                     2,847         129,795
BankUnited Financial Corp. Class A (a)               831          21,431
BB&T Corp.                                         1,602          61,901
Central Coast Bancorp (a)                            953          17,287
Comerica Inc.                                        616          34,533
Fifth Third Bancorp                                1,013          59,868
FIRSTFED AMERICA BANCORP INC.                      1,574   $      40,971
Flagstar Bancorp Inc.                                532          11,395
FleetBoston Financial Corp. (a)                    2,548         111,220
Golden West Financial Corp.                          402          41,482
Huntington Bancshares Inc.                         1,417          31,882
ITLA Capital Corp. (a)                               347          17,385
Marshall & Ilsley Corp.                            1,113          42,572
Mellon Financial Corp.                             1,142          36,670
National City Corp.                                1,628          55,254
Northern Trust Corp.                                 804          37,322
Old Point Financial Corp.                          1,400          44,450
PNC Financial Services Group                         760          41,595
Regions Financial Corp.                              707          26,300
SoundView Technology Group Inc. (a)                1,322          20,478
SouthTrust Corp.                                   1,289          42,189
State Street Corp.                                   875          45,570
Sun Bancorp Inc. (New Jersey) (a)                  1,100          29,040
SunTrust Banks Inc.                                  676          48,334
Synovus Financial Corp.                            1,530          44,248
Troy Financial Corp.                                 899          31,465
U.S. Bancorp                                       4,564         135,916
Union Planters Corp.                                 946          29,790
USB Holding Co. Inc.                               1,549          30,035
Wachovia Corp.                                     3,041         141,680
Washington Mutual Inc.                             1,805          72,417
Wells Fargo & Company                              4,115         242,332
Wintrust Financial Corp.                           1,005          45,325
WSFS Financial Corp.                                 728          32,651
Yardville National Bancorp                         1,102          28,365
                                                           -------------
                                                               2,298,197
                                                           -------------
BEVERAGES (0.52%)
Anheuser-Busch Companies Inc.                      1,509          79,494
Brown-Forman Corp. Class B                           146          13,644
Coca-Cola Co. (The)                                4,698         238,424
Coca-Cola Enterprises Inc.                         1,206          26,375
Coors (Adolf) Company Class B                        190          10,659
Pepsi Bottling Group Inc.                            844          20,408
PepsiCo Inc.                                       2,971         138,508
                                                           -------------
                                                                 527,512
                                                           -------------
BIOTECHNOLOGY (0.28%)
Amgen Inc. (a)                                     2,265         139,977
Biogen Idec Inc. (a)                                 693          25,489
Chiron Corp. (a)                                     465          26,500
Genentech Inc. (a)                                   283          26,480
Genzyme Corp. - General Division (a)                 523          25,805
Integra LifeSciences Holdings Corp. (a)              452          12,941
Regeneron Pharmaceuticals Inc. (a)                   291           4,281
TECHNE Corp. (a)                                     592          22,366
                                                           -------------
                                                                 283,839
                                                           -------------

                 See accompanying notes to financial statements.

                      LIFEPATH RETIREMENT MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                               December 31, 2003

                                              Shares           Value
                                           -------------   -------------
U.S. COMMON STOCKS (Cont.)
BUILDING MATERIALS (0.05%)
Masco Corp.                                        1,166   $      31,960
Vulcan Materials Co.                                 444          21,121
                                                           -------------
                                                                  53,081
                                                           -------------
CHEMICALS (0.35%)
Air Products & Chemicals Inc.                        459          24,249
Dow Chemical Co. (The)                             1,572          65,348
Du Pont (E.I.) de Nemours and Co.                  1,727          79,252
Engelhard Corp.                                      721          21,594
Georgia Gulf Corp.                                   496          14,324
Grace (W.R.) & Co. (a)                             1,337           3,436
Great Lakes Chemical Corp.                           817          22,214
Hercules Inc. (a)                                  1,537          18,751
Monsanto Co.                                         750          21,585
PPG Industries Inc.                                  402          25,736
Schulman (A.) Inc.                                   975          20,787
Sherwin-Williams Co. (The)                           501          17,405
Sigma-Aldrich Corp.                                  271          15,496
                                                           -------------
                                                                 350,177
                                                           -------------
COMMERCIAL SERVICES (0.46%)
Apollo Group Inc. Class A (a)                        495          33,660
Atrix Laboratories Inc. (a)                          407           9,784
Block (H & R) Inc.                                   371          20,542
Bowne & Co. Inc.                                   1,324          17,953
Cendant Corp. (a)                                  2,726          60,708
Charles River Associates Inc. (a)                    361          11,548
Concord EFS Inc. (a)                               1,279          18,980
Consolidated Graphics Inc. (a)                       529          16,706
Deluxe Corp.                                         317          13,102
DeVry Inc. (a)                                       702          17,641
Donnelley (R.R.) & Sons Co.                          618          18,633
Ecolab Inc.                                          687          18,803
Electro Rent Corp. (a)                               744           9,925
Equifax Inc.                                         581          14,235
First Consulting Group Inc. (a)                      993           5,591
FTI Consulting Inc. (a)                              684          15,985
GSI Commerce Inc. (a)                                924           9,019
InterActiveCorp (a)                                   58           1,968
Kroll Inc. (a)                                       664          17,264
McKesson Corp.                                       770          24,763
Moody's Corp.                                        465          28,156
Paychex Inc.                                         815          30,318
Stewart Enterprises Inc. Class A (a)               2,536          14,404
Strayer Education Inc.                               188          20,460
United Rentals Inc. (a)                              854          16,448
                                                           -------------
                                                                 466,596
                                                           -------------
COMPUTERS (1.38%)
Apple Computer Inc. (a)                            1,023          21,862
Brocade Communications Systems Inc. (a)            1,000           5,780
CACI International Inc. Class A (a)                  422   $      20,518
Cisco Systems Inc. (a)                            12,028         292,160
Cognizant Technology Solutions Corp. (a)             269          12,277
Computer Network Technology Corp. (a)                942           8,987
Computer Sciences Corp. (a)                          604          26,715
Datastream Systems Inc. (a)                        1,037           8,140
Dell Inc. (a)                                      4,323         146,809
Digimarc Corp. (a)                                   507           6,743
Electronic Data Systems Corp.                      1,438          35,289
EMC Corp. (a)                                      6,215          80,291
Enterasys Networks Inc. (a)                        2,246           8,423
FalconStor Software Inc. (a)                       1,081           9,448
Gateway Inc. (a)                                   2,604          11,978
Hewlett-Packard Co.                                6,902         158,539
Hyperion Solutions Corp. (a)                         302           9,102
International Business Machines Corp.              3,111         288,327
Juniper Networks Inc. (a)                            583          10,890
Lexmark International Inc. (a)                       215          16,908
Mentor Graphics Corp. (a)                            618           8,986
NCR Corp. (a)                                        453          17,576
Network Appliance Inc. (a)                           932          19,134
PalmOne Inc. (a)                                   1,390          16,333
RadiSys Corp. (a)                                    543           9,155
Seagate Technology Inc. (b)                          317              --
Secure Computing Corp. (a)                           842          15,080
Silicon Graphics Inc. (a)                          6,006           8,228
Sun Microsystems Inc. (a)                          6,462          29,014
SunGard Data Systems Inc. (a)                        941          26,075
Synopsys Inc. (a)                                    272           9,183
Unisys Corp. (a)                                   1,129          16,766
Veritas Software Corp. (a)                           910          33,816
Verso Technologies Inc. (a)                        2,169           7,006
                                                           -------------
                                                               1,395,538
                                                           -------------
COSMETICS / PERSONAL CARE (0.44%)
Avon Products Inc.                                   551          37,187
Colgate-Palmolive Co.                                850          42,543
Gillette Co. (The)                                 1,748          64,204
International Flavors & Fragrances Inc.              411          14,352
Kimberly-Clark Corp.                                 762          45,027
Procter & Gamble Co.                               2,414         241,110
                                                           -------------
                                                                 444,423
                                                           -------------
DISTRIBUTION / WHOLESALE (0.11%)
Advanced Marketing Services Inc.                     961          10,955
Costco Wholesale Corp. (a)                         1,183          43,984
Grainger (W.W.) Inc.                                 269          12,748
Hughes Supply Inc.                                   507          25,157

                 See accompanying notes to financial statements.

                      LIFEPATH RETIREMENT MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                               December 31, 2003

                                              Shares           Value
                                           -------------   -------------
U.S. COMMON STOCKS (Cont.)
DISTRIBUTION / WHOLESALE (Cont.)
Watsco Inc.                                        1,057   $      24,026
                                                           -------------
                                                                 116,870
                                                           -------------
DIVERSIFIED FINANCIAL SERVICES (2.35%)
American Express Co.                               2,345         113,099
American International Group Inc.                  6,682         442,883
Capital One Financial Corp.                          635          38,919
Citigroup Inc.                                    12,832         622,865
Citigroup Inc. Warrants
   (Expires 12/31/50) (a)                            200             212
Countrywide Financial Corp.                          472          35,801
Fannie Mae                                         1,864         139,912
Financial Federal Corp. (a)                          518          15,825
Franklin Resources Inc.                              710          36,963
Freddie Mac                                        1,760         102,643
Goldman Sachs Group Inc. (The)                     1,058         104,456
Investment Technology Group Inc. (a)                 647          10,449
Janus Capital Group Inc.                             802          13,161
JP Morgan Chase & Co.                              4,701         172,668
Lehman Brothers Holdings Inc.                        606          46,795
MBNA Corp.                                         3,083          76,613
Merrill Lynch & Co. Inc.                           2,209         129,558
Morgan Stanley                                     2,537         146,816
Providian Financial Corp. (a)                      1,368          15,924
Schwab (Charles) Corp. (The)                       3,449          40,836
SLM Corp.                                            756          28,486
T. Rowe Price Group Inc.                             495          23,468
WFS Financial Inc. (a)                               307          13,035
World Acceptance Corp. (a)                           501           9,975
                                                           -------------
                                                               2,381,362
                                                           -------------
ELECTRIC (0.63%)
AES Corp. (The) (a)                                1,735          16,378
Ameren Corp.                                         463          21,298
American Electric Power Co. Inc.                   1,089          33,225
CenterPoint Energy Inc.                            1,330          12,888
Cinergy Corp.                                        567          22,005
CMS Energy Corp. (a)                               1,183          10,079
Consolidated Edison Inc.                             312          13,419
Constellation Energy Group Inc.                      724          28,352
Dominion Resources Inc.                              628          40,085
DTE Energy Co.                                       365          14,381
Duke Energy Corp.                                  2,034          41,595
Edison International (a)                           1,135          24,891
Entergy Corp.                                        564          32,221
Exelon Corp.                                         760          50,434
FirstEnergy Corp.                                    773          27,210
FPL Group Inc.                                       350          22,897
NiSource Inc.                                        959          21,040
PG&E Corp. (a)                                     1,244          34,546
Pinnacle West Capital Corp.                          533          21,331
PPL Corp.                                            612          26,775
Progress Energy Inc.                                 659   $      29,826
Public Service Enterprise Group Inc.                 568          24,878
Southern Company                                   1,398          42,290
Texas Genco Holdings Inc.                             40           1,300
Xcel Energy Inc.                                   1,743          29,596
                                                           -------------
                                                                 642,940
                                                           -------------
ELECTRICAL COMPONENTS & EQUIPMENT (0.03%)
Medis Technologies Ltd. (a)                          330           3,531
Molex Inc.                                           802          27,982
                                                           -------------
                                                                  31,513
                                                           -------------
ELECTRONICS (0.31%)
Agilent Technologies Inc. (a)                      1,335          39,035
Analogic Corp.                                       368          15,088
Applera Corp. - Applied Biosystems Group             919          19,032
Benchmark Electronics Inc. (a)                       492          17,127
Cabot Microelectronics Corp. (a)                     257          12,593
Cubic Corp.                                          706          16,238
Johnson Controls Inc.                                310          35,997
Millipore Corp. (a)                                  383          16,488
Photon Dynamics Inc. (a)                             372          14,969
REMEC Inc. (a)                                     1,340          11,269
Solectron Corp. (a)                                2,123          12,547
Symbol Technologies Inc.                           1,037          17,515
Thermo Electron Corp. (a)                            850          21,420
Thomas & Betts Corp.                                 909          20,807
Trimble Navigation Ltd. (a)                          404          15,045
Watts Industries Inc. Class A                        818          18,160
X-Rite Inc.                                          999          11,309
                                                           -------------
                                                                 314,639
                                                           -------------
ENGINEERING & CONSTRUCTION (0.02%)
Fluor Corp.                                          464          18,393
                                                           -------------
ENTERTAINMENT (0.06%)
International Game Technology Inc.                   871          31,095
Macrovision Corp. (a)                                611          13,802
Penn National Gaming Inc. (a)                        652          15,048
                                                           -------------
                                                                  59,945
                                                           -------------
ENVIRONMENTAL CONTROL (0.05%)
Allied Waste Industries Inc. (a)                     644           8,939
Waste Management Inc.                              1,535          45,436
                                                           -------------
                                                                  54,375
                                                           -------------
FOOD (0.38%)
Albertson's Inc.                                     933          21,132
Archer-Daniels-Midland Co.                         1,823          27,746
Campbell Soup Co.                                    955          25,594

                 See accompanying notes to financial statements.

                      LIFEPATH RETIREMENT MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                               December 31, 2003

                                              Shares           Value
                                           -------------   -------------
U.S. COMMON STOCKS (Cont.)
FOOD (Cont.)
ConAgra Foods Inc.                                 1,129   $      29,794
Del Monte Foods Co. (a)                              106           1,102
General Mills Inc.                                   607          27,497
Great Atlantic & Pacific Tea Co. (a)                 673           5,653
Heinz (H.J.) Co.                                     770          28,051
Kellogg Co.                                          770          29,322
Kroger Co. (a)                                     1,755          32,485
Safeway Inc. (a)                                   1,347          29,513
Sara Lee Corp.                                     1,327          28,809
SUPERVALU Inc.                                       733          20,956
Sysco Corp.                                        1,321          49,181
Winn-Dixie Stores Inc.                               603           6,000
Wrigley (William Jr.) Co.                            423          23,777
                                                           -------------
                                                                 386,612
                                                           -------------
FOREST PRODUCTS & PAPER (0.18%)
Boise Cascade Corp.                                  610          20,045
Chesapeake Corp.                                   1,040          27,539
Glatfelter Co.                                     1,304          16,235
International Paper Co.                              940          40,523
MeadWestvaco Corp.                                   848          25,228
Temple-Inland Inc.                                   286          17,924
Weyerhaeuser Co.                                     599          38,336
                                                           -------------
                                                                 185,830
                                                           -------------
GAS (0.08%)
Nicor Inc.                                           511          17,394
Peoples Energy Corp.                                 612          25,728
Sempra Energy                                        575          17,285
Southwestern Energy Co. (a)                        1,049          25,071
                                                           -------------
                                                                  85,478
                                                           -------------
HAND / MACHINE TOOLS (0.10%)
Black & Decker Corp.                                 233          11,492
Emerson Electric Co.                                 742          48,045
Snap-On Inc.                                         625          20,150
Stanley Works (The)                                  455          17,231
                                                           -------------
                                                                  96,918
                                                           -------------
HEALTH CARE (1.25%)
Advanced Neuromodulation Systems
 Inc. (a)                                            375          17,243
Aetna Inc.                                           419          28,316
Aksys Ltd. (a)                                       856           7,558
Anthem Inc. (a)                                      397          29,775
Apria Healthcare Group Inc. (a)                      511          14,548
Bard (C.R.) Inc.                                     200          16,250
Bausch & Lomb Inc.                                   353          18,321
Baxter International Inc.                          1,138          34,732
Becton, Dickinson & Co.                              509          20,940
Biomet Inc.                                          661          24,067
Boston Scientific Corp. (a)                        1,522          55,949
CONMED Corp. (a)                                     669   $      15,922
Cyberonics Inc. (a)                                  329          10,531
Flir Systems Inc. (a)                                480          17,520
Gen-Probe Inc. (a)                                   536          19,548
Guidant Corp.                                        614          36,963
HCA Inc.                                           1,252          53,786
Health Management Associates Inc.
 Class A                                           1,020          24,480
Humana Inc. (a)                                    1,037          23,695
Johnson & Johnson                                  5,681         293,480
Manor Care Inc.                                      668          23,093
Matria Healthcare Inc. (a)                           597          12,615
Medco Health Solutions Inc. (a)                      330          11,217
Medtronic Inc.                                     2,195         106,699
Ocular Sciences Inc. (a)                             640          18,374
OraSure Technologies Inc. (a)                      1,193           9,496
PolyMedica Corp.                                     414          10,892
Quest Diagnostics Inc. (a)                           389          28,440
Select Medical Corp.                               1,018          16,573
Sierra Health Services Inc. (a)                      409          11,227
St. Jude Medical Inc. (a)                            385          23,620
Stryker Corp.                                        437          37,149
Tenet Healthcare Corp. (a)                         1,175          18,859
UnitedHealth Group Inc.                            1,197          69,641
Viasys Healthcare Inc. (a)                           478           9,847
WellPoint Health Networks Inc. (a)                   412          39,960
West Pharmaceutical Services Inc.                    559          18,950
Zimmer Holdings Inc. (a)                             499          35,130
                                                           -------------
                                                               1,265,406
                                                           -------------
HOME BUILDERS (0.11%)
Cavco Industries Inc. (a)                             10             240
Centex Corp.                                         217          23,360
Champion Enterprises Inc. (a)                      1,347           9,429
KB Home                                              171          12,401
Pulte Homes Inc.                                     226          21,158
Thor Industries Inc.                                 327          18,384
Winnebago Industries Inc.                            342          23,513
                                                           -------------
                                                                 108,485
                                                           -------------
HOME FURNISHINGS (0.06%)
Leggett & Platt Inc.                                 975          21,089
Maytag Corp.                                         648          18,047
Whirlpool Corp.                                      288          20,923
                                                           -------------
                                                                  60,059
                                                           -------------
HOUSEHOLD PRODUCTS / WARES (0.13%)
American Greetings Corp. Class A (a)                 676          14,784
Avery Dennison Corp.                                 204          11,428
Central Garden & Pet Co. (a)                         596          16,706
Clorox Co.                                           461          22,386
Fortune Brands Inc.                                  506          36,174

                 See accompanying notes to financial statements.

                      LIFEPATH RETIREMENT MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                               Shares          Value
                                           -------------   -------------
U.S. COMMON STOCKS (Cont.)
HOUSEHOLD PRODUCTS / WARES (Cont.)
Newell Rubbermaid Inc.                               802   $      18,262
Tupperware Corp.                                     998          17,305
                                                           -------------
                                                                 137,045
                                                           -------------
INSURANCE (0.82%)
ACE Ltd.                                             812          33,633
AFLAC Inc.                                         1,343          48,590
Allstate Corp. (The)                               1,851          79,630
AON Corp.                                            904          21,642
Chubb Corp.                                          451          30,713
CIGNA Corp.                                          384          22,080
Cincinnati Financial Corp.                           490          20,521
Hancock (John) Financial Services Inc.               711          26,663
Hartford Financial Services Group Inc.               625          36,894
LandAmerica Financial Group Inc.                     434          22,681
Lincoln National Corp.                               666          26,886
Loews Corp.                                          507          25,071
Marsh & McLennan Companies Inc.                      991          47,459
MBIA Inc.                                            368          21,797
MetLife Inc.                                       1,836          61,818
MGIC Investment Corp.                                305          17,367
Principal Financial Group Inc.                       875          28,936
ProAssurance Corp. (a)                               780          25,077
Progressive Corp. (The)                              445          37,198
Prudential Financial Inc.                          1,306          54,552
SAFECO Corp.                                         538          20,944
St. Paul Companies Inc.                              609          24,147
Torchmark Corp.                                      471          21,449
Travelers Property Casualty Corp. Class B          2,640          44,801
XL Capital Ltd. Class A                              342          26,522
                                                           -------------
                                                                 827,071
                                                           -------------
IRON / STEEL (0.03%)
United States Steel Corp.                            752          26,335
                                                           -------------
LEISURE TIME (0.08%)
Brunswick Corp.                                      748          23,809
Harley-Davidson Inc.                                 621          29,516
K2 Inc. (a)                                          782          11,894
Sabre Holdings Corp.                                 716          15,458
                                                           -------------
                                                                  80,677
                                                           -------------
LODGING (0.08%)
Harrah's Entertainment Inc.                          442          21,998
Hilton Hotels Corp.                                1,286          22,029
Marriott International Inc. Class A                  801          37,006
                                                           -------------
                                                                  81,033
                                                           -------------
MACHINERY (0.22%)
Briggs & Stratton Corp.                              343          23,118
Caterpillar Inc.                                     788          65,420
Deere & Co.                                          600   $      39,030
Dover Corp.                                          669          26,593
Gardner Denver Inc. (a)                              734          17,521
Ingersoll-Rand Co. Class A                           483          32,786
Kadant Inc. (a)                                      796          17,233
                                                           -------------
                                                                 221,701
                                                           -------------
MANUFACTURERS (1.12%)
Crane Co.                                            754          23,178
Danaher Corp.                                        437          40,095
Eastman Kodak Co.                                    777          19,946
Eaton Corp.                                          240          25,915
General Electric Co.                              19,444         602,375
Honeywell International Inc.                       2,081          69,568
Illinois Tool Works Inc.                             670          56,220
ITT Industries Inc.                                  251          18,627
Pall Corp.                                           764          20,498
Textron Inc.                                         451          25,734
3M Co.                                             1,258         106,968
Tyco International Ltd.                            4,799         127,174
                                                           -------------
                                                               1,136,298
                                                           -------------
MANUFACTURING (0.05%)
Acuity Brands Inc.                                 1,216          31,373
ESCO Technologies Inc. (a)                           375          16,369
                                                           -------------
                                                                  47,742
                                                           -------------
MEDIA (1.02%)
Beasley Broadcast Group Inc. Class A (a)             791          12,996
Clear Channel Communications Inc.                  1,591          74,507
Comcast Corp. Class A (a)                          7,067         232,292
Dow Jones & Co. Inc.                                 360          17,946
Gannett Co. Inc.                                     428          38,160
Knight Ridder Inc.                                   105           8,124
McGraw-Hill Companies Inc. (The)                     318          22,235
Meredith Corp.                                       384          18,743
New York Times Co. Class A                           208           9,940
Pulitzer Inc.                                        473          25,542
Time Warner Inc. (a)                              10,686         192,241
TiVo Inc. (a)                                        778           5,757
Tribune Co.                                          728          37,565
Univision Communications Inc. Class A (a)            842          33,419
Viacom Inc. Class B                                4,280         189,946
Walt Disney Co. (The)                              4,729         110,328
                                                           -------------
                                                               1,029,741
                                                           -------------
METAL FABRICATE / HARDWARE (0.02%)
Worthington Industries Inc.                        1,081          19,490
                                                           -------------

                 See accompanying notes to financial statements.

                      LIFEPATH RETIREMENT MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                               Shares          Value
                                           -------------   -------------
U.S. COMMON STOCKS (Cont.)
METALS-DIVERSIFIED (0.06%)
Griffon Corp. (a)                                    729   $      14,770
Gulf Island Fabrication Inc. (a)                   1,533          26,107
Maverick Tube Corp. (a)                              973          18,730
                                                           -------------
                                                                  59,607
                                                           -------------
MINING (0.18%)
Alcoa Inc.                                         2,264          86,032
Newmont Mining Corp.                               1,440          69,998
Phelps Dodge Corp. (a)                               368          28,001
                                                           -------------
                                                                 184,031
                                                           -------------
OFFICE / BUSINESS EQUIPMENT (0.08%)
General Binding Corp. (a)                            393           7,074
Global Imaging Systems Inc. (a)                      391          12,414
Imagistics International Inc. (a)                    552          20,700
Pitney Bowes Inc.                                    567          23,032
Xerox Corp. (a)                                    1,618          22,328
                                                           -------------
                                                                  85,548
                                                           -------------
OIL & GAS PRODUCERS (1.45%)
Amerada Hess Corp.                                   346          18,397
Anadarko Petroleum Corp.                             600          30,606
Apache Corp.                                         499          40,469
Burlington Resources Inc.                            550          30,459
ChevronTexaco Corp.                                2,283         197,228
ConocoPhillips                                     1,541         101,043
Devon Energy Corp.                                   634          36,303
Exxon Mobil Corp.                                 16,573         679,493
Kerr-McGee Corp.                                     471          21,897
Kinder Morgan Inc.                                   392          23,167
Magnum Hunter Resources Inc. (a)                   1,930          18,354
Marathon Oil Corp.                                 1,195          39,543
Occidental Petroleum Corp.                         1,029          43,465
Plains Exploration & Production Co. (a)              615           9,465
Plains Resource Inc. (a)                           1,353          21,716
Rowan Companies Inc. (a)                             744          17,238
South Jersey Industries Inc.                         998          40,419
Sunoco Inc.                                          501          25,626
Transocean Inc. (a)                                1,697          40,745
Unocal Corp.                                         936          34,473
                                                           -------------
                                                               1,470,106
                                                           -------------
OIL & GAS SERVICES (0.16%)
Baker Hughes Inc.                                  1,136          36,534
Halliburton Co.                                    1,441          37,466
Lufkin Industries Inc.                               742          21,362
Schlumberger Ltd.                                  1,171          64,077
                                                           -------------
                                                                 159,439
                                                           -------------
PACKAGING & CONTAINERS (0.06%)
Ball Corp.                                           278          16,560
Bemis Co.                                            370   $      18,500
Pactiv Corp. (a)                                     645          15,416
Sealed Air Corp. (a)                                 268          14,510
                                                           -------------
                                                                  64,986
                                                           -------------
PHARMACEUTICALS (1.58%)
Abbott Laboratories                                2,740         127,684
Abgenix Inc. (a)                                   1,030          12,834
Allergan Inc.                                        294          22,582
AmerisourceBergen Corp.                              362          20,326
Antigenics Inc. (a)                                  818           9,260
Barr Laboratories Inc. (a)                           177          13,620
Bristol-Myers Squibb Co.                           3,470          99,242
Cardinal Health Inc.                               1,055          64,524
Corixa Corp. (a)                                   1,457           8,800
CV Therapeutics Inc. (a)                             584           8,561
Discovery Laboratories Inc. (a)                    1,661          17,424
Forest Laboratories Inc. (a)                         696          43,013
Genta Inc. (a)                                       606           6,308
Gilead Sciences Inc. (a)                             315          18,314
King Pharmaceuticals Inc. (a)                        925          14,116
La Jolla Pharmaceutical Co. (a)                    1,365           5,856
Lilly (Eli) & Co.                                  1,989         139,886
MedImmune Inc. (a)                                   643          16,332
Merck & Co. Inc.                                   4,328         199,954
MGI Pharma Inc. (a)                                  338          13,909
NBTY Inc. (a)                                        573          15,391
NPS Pharmaceuticals Inc. (a)                         446          13,710
Penwest Pharmaceuticals Co. (a)                      684          11,820
Peregrine Pharmaceuticals Inc. (a)                 3,783           8,360
Pfizer Inc.                                       14,159         500,237
Schering-Plough Corp.                              3,529          61,369
Vertex Pharmaceuticals Inc. (a)                    1,342          13,729
Watson Pharmaceuticals Inc. (a)                      436          20,056
Wyeth                                              2,346          99,588
                                                           -------------
                                                               1,606,805
                                                           -------------
PIPELINES (0.04%)
Dynegy Inc. Class A (a)                            1,917           8,205
El Paso Corp.                                      1,865          15,274
Williams Companies Inc.                            1,808          17,755
                                                           -------------
                                                                  41,234
                                                           -------------
REAL ESTATE (0.18%)
Boykin Lodging Co.                                 4,091          37,433
Entertainment Properties Trust                     1,317          45,713
Glimcher Realty Trust                              2,184          48,878
PS Business Parks Inc.                             1,285          53,019
                                                           -------------
                                                                 185,043
                                                           -------------
REAL ESTATE INVESTMENT TRUSTS (0.18%)
Alexandria Real Estate Equities Inc.               1,162          67,280

                 See accompanying notes to financial statements.

                      LIFEPATH RETIREMENT MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                               Shares          Value
                                           -------------   -------------
U.S. COMMON STOCKS (Cont.)
REAL ESTATE INVESTMENT TRUSTS (Cont.)
Capital Automotive                                   296   $       9,472
Equity Office Properties Trust                     1,017          29,137
Equity Residential                                 1,034          30,513
Mid-America Apartment Communities Inc.             1,485          49,866
                                                           -------------
                                                                 186,268
                                                           -------------
RETAIL (1.81%)
Amazon.com Inc. (a)                                  303          15,950
AutoZone Inc. (a)                                    191          16,275
Bed Bath & Beyond Inc. (a)                           625          27,094
Best Buy Co. Inc.                                    615          32,128
Big Lots Inc. (a)                                    840          11,936
Brookstone Inc. (a)                                1,203          25,636
CarMax Inc. (a)                                      326          10,083
Christopher & Banks Corp.                            472           9,218
Circuit City Stores Inc.                           1,143          11,579
Cost Plus Inc. (a)                                   425          17,425
CVS Corp.                                          1,036          37,420
Darden Restaurants Inc.                              953          20,051
Dillards Inc. Class A                              1,027          16,904
Dollar General Corp.                                 884          18,555
eBay Inc. (a)                                      1,166          75,312
Fred's Inc.                                          481          14,901
Gap Inc. (The)                                     1,665          38,645
Hancock Fabrics Inc.                                 801          11,598
Home Depot Inc.                                    5,260         186,677
Hot Topic Inc. (a)                                   489          14,406
Jill (J.) Group Inc. (The) (a)                       417           5,300
Kohls Corp. (a)                                      709          31,862
Limited Brands Inc.                                1,285          23,169
Linens 'n Things Inc. (a)                            408          12,273
Longs Drug Stores Corp.                              609          15,067
Lowe's Companies Inc.                              1,394          77,214
MarineMax Inc. (a)                                   725          14,087
May Department Stores Co. (The)                      872          25,349
McDonald's Corp.                                   3,099          76,948
Men's Wearhouse Inc. (The) (a)                       489          12,230
Movie Gallery Inc. (a)                               562          10,498
Nordstrom Inc.                                       548          18,796
Office Depot Inc. (a)                                811          13,552
1-800 CONTACTS INC. (a)                              588          12,348
1-800-FLOWERS.COM Inc. (a)                           678           7,499
Pacific Sunwear of California Inc. (a)               727          15,354
PC Connection Inc. (a)                               384           3,214
Priceline.com Inc. (a)                               206           3,687
RadioShack Corp.                                     422          12,947
Sears, Roebuck and Co.                               760          34,572
ShopKo Stores Inc. (a)                             1,043          15,906
Sports Authority Inc. (The) (a)                      430          16,512
Staples Inc. (a)                                   1,327          36,227
Starbucks Corp. (a)                                1,149          37,986
Target Corp.                                       2,102   $      80,717
TJX Companies Inc.                                 1,118          24,652
Too Inc. (a)                                         412           6,955
Ultimate Electronics Inc. (a)                        936           7,142
United Auto Group Inc.                               451          14,116
Walgreen Co.                                       1,765          64,211
Wal-Mart Stores Inc.                               8,079         428,591
Wendy's International Inc.                           540          21,190
Whitehall Jewellers Inc. (a)                         770           7,600
Yum! Brands Inc. (a)                                 928          31,923
                                                           -------------
                                                               1,831,487
                                                           -------------
SEMICONDUCTORS (1.02%)
Advanced Micro Devices Inc. (a)                    1,208          17,999
Agere Systems Inc. Class B (a)                     5,405          15,675
Altera Corp. (a)                                   1,003          22,768
Analog Devices Inc.                                  806          36,794
Applied Materials Inc. (a)                         3,782          84,906
Applied Micro Circuits Corp. (a)                   1,776          10,620
Broadcom Corp. Class A (a)                           689          23,488
GlobespanVirata Inc. (a)                           1,640           9,643
Integrated Device Technology Inc. (a)                600          10,302
Intel Corp.                                       11,685         376,257
KLA-Tencor Corp. (a)                                 455          26,695
Linear Technology Corp.                              734          30,879
LSI Logic Corp. (a)                                1,227          10,883
Maxim Integrated Products Inc.                       708          35,258
Micron Technology Inc. (a)                         1,669          22,481
Mykrolis Corp. (a)                                 1,015          16,321
Novellus Systems Inc. (a)                            487          20,478
OmniVision Technologies Inc. (a)                     339          18,730
ON Semiconductor Corp. (a)                         1,852          11,945
PMC-Sierra Inc. (a)                                  700          14,105
QLogic Corp. (a)                                     380          19,608
Teradyne Inc. (a)                                    819          20,844
Texas Instruments Inc.                             4,134         121,457
Varian Semiconductor Equipment
   Associates Inc. (a)                               489          21,364
Xilinx Inc. (a)                                      883          34,207
                                                           -------------
                                                               1,033,707
                                                           -------------
SOFTWARE (1.28%)
Adobe Systems Inc.                                   477          18,746
Akamai Technologies Inc. (a)                       1,533          16,480
Alico Inc.                                           419          14,564
Ascential Software Corp. (a)                         812          21,055
Automatic Data Processing Inc.                     1,366          54,107
Avid Technology Inc. (a)                             313          15,024
BMC Software Inc. (a)                                673          12,551
Certegy Inc.                                         420          13,776
Citrix Systems Inc. (a)                              472          10,011
Computer Associates International Inc.             1,630          44,564

                 See accompanying notes to financial statements.

                      LIFEPATH RETIREMENT MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                               Shares          Value
                                           -------------   -------------
U.S. COMMON STOCKS (Cont.)
SOFTWARE (Cont.)
Compuware Corp. (a)                                1,111   $       6,710
Electronic Arts Inc. (a)                             550          26,279
F5 Networks Inc. (a)                                 500          12,550
First Data Corp.                                   1,340          55,061
Fiserv Inc. (a)                                      626          24,733
HomeStore Inc. (a)                                 3,790          17,927
IMS Health Inc.                                      718          17,849
Intuit Inc. (a)                                      458          24,233
Manhattan Associates Inc. (a)                        443          12,245
Microsoft Corp.                                   19,963         549,781
Novell Inc. (a)                                    3,479          36,599
Oracle Corp. (a)                                   8,956         118,219
PalmSource Inc. (a)                                  196           4,271
PeopleSoft Inc. (a)                                  972          22,162
Per-Se Technologies Inc. (a)                         748          11,414
SAFLINK Corp. (a)                                  3,067           8,220
Siebel Systems Inc. (a)                            1,700          23,579
Sohu.com Inc. (a)                                    332           9,963
Symantec Corp. (a)                                   702          24,324
Vastera Inc. (a)                                   1,541           6,164
Websense Inc. (a)                                    333           9,737
Yahoo! Inc. (a)                                    1,229          55,514
                                                           -------------
                                                               1,298,412
                                                           -------------
TELECOMMUNICATION EQUIPMENT (0.31%)
ADC Telecommunications Inc. (a)                      682           2,026
Andrew Corp. (a)                                   1,385          15,941
Avaya Inc. (a)                                     1,221          15,800
CIENA Corp. (a)                                    1,800          11,952
Comverse Technology Inc. (a)                         729          12,823
Corvis Corp. (a)                                   8,383          14,251
JDS Uniphase Corp. (a)                             3,570          13,031
Lucent Technologies Inc. (a)                       9,917          28,164
Motorola Inc.                                      5,432          76,428
QUALCOMM Inc.                                      1,430          77,120
Sonus Networks Inc. (a)                            1,692          12,792
Tellabs Inc. (a)                                   1,528          12,881
Terayon Communication Systems Inc. (a)             2,231          10,040
Tollgrade Communications Inc. (a)                    443           7,766
                                                           -------------
                                                                 311,015
                                                           -------------
TELECOMMUNICATIONS (0.53%)
Anaren Inc. (a)                                      871          12,299
AT&T Wireless Services Inc. (a)                    6,290          50,257
Catapult Communications Corp. (a)                    679           9,846
Citizens Communications Co. (a)                    1,399          17,376
Corning Inc. (a)                                   3,514          36,651
Dobson Communications Corp. Class A (a)            1,546          10,157
EchoStar Communications Corp. (a)                    547          18,598
Finisar Corp. (a)                                  2,303           7,208
InterDigital Communications Corp. (a)                562   $      11,600
Nextel Communications Inc. Class A (a)             2,160          60,610
Qwest Communications International
   Inc. (a)                                        3,516          15,189
RCN Corp. (a)                                      4,177           2,840
Sprint Corp. (PCS Group) (a)                       2,849          16,011
United Online Inc. (a)                               348           5,843
Verizon Communications Inc.                        7,176         251,734
WebEx Communications Inc. (a)                        373           7,497
                                                           -------------
                                                                 533,716
                                                           -------------
TELEPHONE (0.47%)
Alltel Corp.                                         817          38,056
AT&T Corp.                                         1,795          36,439
BellSouth Corp.                                    4,521         127,944
CenturyTel Inc.                                      627          20,453
SBC Communications Inc.                            8,096         211,063
Sprint Corp. (FON Group)                           2,490          40,886
                                                           -------------
                                                                 474,841
                                                           -------------
TEXTILES (0.04%)
Cintas Corp.                                         592          29,677
Interface Inc. Class A (a)                         1,342           7,421
                                                           -------------
                                                                  37,098
                                                           -------------
TOBACCO (0.24%)
Altria Group Inc.                                  3,715         202,170
UST Inc.                                             614          21,914
Vector Group Ltd.                                  1,056          17,234
                                                           -------------
                                                                 241,318
                                                           -------------
TOYS / GAMES / HOBBIES (0.05%)
Hasbro Inc.                                          932          19,833
Mattel Inc.                                          777          14,973
Topps Co. (The)                                    1,123          11,522
                                                           -------------
                                                                  46,328
                                                           -------------
TRANSPORTATION (0.31%)
Burlington Northern Santa Fe Corp.                   837          27,077
CSX Corp.                                            763          27,422
FedEx Corp.                                          844          56,970
Norfolk Southern Corp.                               921          21,782
Union Pacific Corp.                                  439          30,502
United Parcel Service Inc. Class B                 2,051         152,902
                                                           -------------
                                                                 316,655
                                                           -------------
TRUCKING & LEASING (0.02%)
Ryder System Inc.                                    740          25,271
                                                           -------------

                 See accompanying notes to financial statements.

                      LIFEPATH RETIREMENT MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                              Shares           Value
                                           -------------   -------------
U.S. COMMON STOCKS (Cont.)
WATER (0.02%)
American States Water Co.                            740   $      18,500
                                                           -------------
TOTAL U.S. COMMON STOCKS
(Cost: $23,243,645)                                           26,265,952
                                                           -------------
INTERNATIONAL COMMON STOCKS (8.86%)
AUSTRALIA (0.52%)
BHP Billiton Ltd.                                  8,123          74,606
Coles Myer Ltd.                                    6,942          39,542
Coles Myer Ltd. ADR                                  384          17,434
Commonwealth Property Office Fund                224,425         194,457
National Australia Bank Ltd.                         448          10,109
National Australia Bank Ltd. ADR                     416          46,613
News Corp. Ltd. (b)                                3,007          27,165
News Corp. Ltd. ADR                                  348          12,563
Rio Tinto PLC ADR                                    368          40,962
Westpac Banking Corp.                              4,165          50,179
Westpac Banking Corp. ADR                            240          14,501
                                                           -------------
                                                                 528,131
                                                           -------------
BELGIUM (0.06%)
Fortis                                             3,143          63,193
                                                           -------------
DENMARK (0.08%)
Novo-Nordisk A/S ADR                               1,477          60,498
TDC A/S ADR                                        1,244          22,591
                                                           -------------
                                                                  83,089
                                                           -------------
FINLAND (0.19%)
Nokia OYJ                                          7,007         121,173
Rautaruukki OYJ (a)                                9,665          71,195
                                                           -------------
                                                                 192,368
                                                           -------------
FRANCE (0.86%)
Alcatel SA (a)                                       770           9,916
Alcatel SA ADR (a)                                 1,516          19,481
Autoroutes du Sud de la France SA                  2,899          97,267
Aventis SA                                           390          25,777
Aventis SA ADR                                       766          50,755
AXA                                                1,092          23,374
AXA ADR                                            1,699          36,478
BNP Paribas SA                                     1,436          90,420
France Telecom SA (a)                              1,380          39,443
France Telecom SA ADR (a)                            258           7,376
Groupe Wanadoo SA (a)                              4,546          37,272
LVMH Moet Hennessy Louis Vuitton SA                  690          50,218
Renault SA                                         1,366          94,248
Societe Generale Class A                             735          64,896
Total SA                                             399          74,183
Total SA ADR                                         989          91,492
Vivendi Universal SA (a)                           2,220          53,960
Vivendi Universal SA ADR (a)                         270   $       6,556
                                                           -------------
                                                                 873,112
                                                           -------------
GERMANY (0.65%)
Allianz AG                                           519          65,516
DaimlerChrysler AG                                 1,120          51,766
DaimlerChrysler AG - Registered                      574          26,789
Deutsche Bank AG                                     986          81,710
Deutsche Telekom AG (a)                            2,367          43,321
Deutsche Telekom AG ADR (a)                        1,426          25,853
E.ON AG                                            1,680         109,641
RWE AG                                             2,000          79,137
SAP AG                                               251          42,155
SAP AG ADR                                           451          18,744
Siemens AG                                         1,449         116,059
                                                           -------------
                                                                 660,691
                                                           -------------
HONG KONG (0.19%)
Cheung Kong (Holdings) Ltd.                        6,000          47,723
Hutchison Whampoa Ltd.                             9,000          66,367
New World Development Co. Ltd.                    48,000          38,642
Sun Hung Kai Properties Ltd.                       5,000          41,379
                                                           -------------
                                                                 194,111
                                                           -------------
IRELAND (0.05%)
Allied Irish Banks PLC                               662          10,605
Allied Irish Banks PLC ADR                         1,380          43,815
                                                           -------------
                                                                  54,420
                                                           -------------
ITALY (0.37%)
Assicurazioni Generali SpA                         2,471          65,453
Benetton Group SpA                                 1,891          21,729
Benetton Group SpA ADR                               865          19,956
ENI-Ente Nazionale Idrocarburi SpA                 4,273          80,631
ENI-Ente Nazionale Idrocarburi SpA ADR               154          14,627
Fiat SpA (a)                                       5,048          38,713
Fiat SpA ADR                                         819           6,339
Sanpaolo IMI SpA                                   1,896          24,728
Sanpaolo IMI SpA ADR                               1,098          28,471
Seat Pagine Gaille SpA (a)                        44,016          41,917
Telecom Italia Media SpA (a)                      67,725          33,657
                                                           -------------
                                                                 376,221
                                                           -------------
JAPAN (1.86%)
Canon Inc.                                         2,000          93,123
Canon Inc. ADR                                       372          17,722
Casio Computer Co. Ltd.                           15,000         158,720
Dai Nippon Printing Co. Ltd.                       4,000          56,172
Fuji Photo Film Co. Ltd.                           1,000          32,285
Fuji Photo Film Co. Ltd. ADR                         281           9,217

                 See accompanying notes to financial statements.

                      LIFEPATH RETIREMENT MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                               Shares          Value
                                           -------------   -------------
INTERNATIONAL COMMON STOCKS (Cont.)
JAPAN (Cont.)
Fujitsu Ltd. (a)                                   7,000   $      41,280
Honda Motor Co. Ltd.                                 900          39,974
Honda Motor Co. Ltd. ADR                             764          17,190
Ito-Yokado Co. Ltd.                                1,325          41,665
Ito-Yokado Co. Ltd. ADR (b)                           18             430
Japan Airlines System Corp.                       13,000          34,329
Japan Airlines System Corp. ADR                      868          11,284
Kinki Nippon Railway Co. Ltd. (a)                 29,000          87,133
Kirin Brewery Co. Ltd.                             4,000          34,114
Kirin Brewery Co. Ltd. ADR                         2,740          23,537
Kubota Corp.                                       8,000          32,994
Kubota Corp. ADR                                   1,264          26,481
Kyocera Corp.                                        400          26,649
Kyocera Corp. ADR                                    118           7,906
Makita Corp.                                       4,000          40,049
Makita Corp. ADR                                     347           3,457
Matsushita Electric Industrial Co. Ltd.            4,000          55,314
Millea Holdings Inc.                                   1          13,063
Millea Holdings Inc. ADR                             754          50,820
Mitsubishi Corp.                                   3,000          31,800
Mitsubishi Corp. ADR                                 992          21,179
Mitsui & Co. Ltd.                                  6,000          48,316
Mitsui & Co. Ltd. ADR                                136          21,624
Mizuho Financial Group Inc. (a)                       12          36,391
Murata Manufacturing Co. Ltd.                        800          43,221
NEC Corp.                                          4,000          29,449
NEC Corp. ADR                                      3,107          23,330
Nippon Telegraph & Telephone Corp.                     5          24,121
Nippon Telegraph & Telephone Corp. ADR               685          16,824
Nissan Motor Co. Ltd.                              2,000          22,842
Nissan Motor Co. Ltd. ADR                          1,182          26,548
Nomura Holdings Inc.                               4,000          68,116
NTT DoCoMo Inc.                                       22          49,883
Pioneer Corp.                                        900          24,858
Pioneer Corp. ADR                                    480          13,522
Ricoh Corp. Ltd.                                   3,000          59,205
Ricoh Corp. Ltd. ADR                                 146          14,418
Secom Co. Ltd.                                     1,000          37,324
Sony Corp.                                         1,600          55,389
Sony Corp. ADR                                         1              35
Takeda Chemical Industries Ltd.                    1,600          63,451
Tokyo Electric Power Co. Inc. (The)                3,600          78,940
Toyota Motor Corp.                                 3,400         114,846
                                                           -------------
                                                               1,880,540
                                                           -------------
NETHERLANDS (0.62%)
ABN AMRO Holding NV                                1,280          29,950
ABN AMRO Holding NV ADR                            1,681          39,470
Aegon NV                                           1,644          24,324
Aegon NV ADR                                         880          13,024
Akzo Nobel NV                                      1,443          55,696
Akzo Nobel NV ADR                                    472   $      18,030
ING Groep NV                                       2,416          56,347
ING Groep NV ADR                                     616          14,421
Koninklijke Ahold NV (a)                           3,366          25,644
Koninklijke Ahold NV ADR (a)                       1,162           9,017
Koninklijke Philips Electronics NV                 1,014          29,609
Koninklijke Philips Electronics NV NY                850          24,727
Reed Elsevier NV                                     864          10,735
Reed Elsevier NV ADR                               1,491          36,902
Royal Dutch Petroleum Co.                          2,953         155,695
Unilever NV CVA                                    1,303          85,218
                                                           -------------
                                                                 628,809
                                                           -------------
PANAMA (0.07%)
Carnival Corp.                                     1,630          64,760
                                                           -------------
PORTUGAL (0.05%)
Banco Comercial Portugues SA Class R              23,150          51,684
                                                           -------------
SINGAPORE (0.01%)
Chartered Semiconductor Manufacturing
   Ltd. (a)                                        9,000           9,168
Chartered Semiconductor Manufacturing
   Ltd. ADR (a)                                      193           1,944
                                                           -------------
                                                                  11,112
                                                           -------------
SPAIN (0.38%)
Antena 3 Television SA (a)                           900          39,643
Banco Bilbao Vizcaya Argentaria SA                 4,736          65,413
Banco Bilbao Vizcaya Argentaria SA ADR             1,578          21,855
Banco Santander Central Hispano SA                 3,014          35,698
Banco Santander Central Hispano SA ADR             4,523          54,321
Repsol YPF SA                                      1,887          36,797
Repsol YPF SA ADR                                    945          18,475
Telefonica SA                                      7,839         115,093
                                                           -------------
                                                                 387,295
                                                           -------------
SWEDEN (0.09%)
Hoganas AB Class B                                 4,069          87,088
                                                           -------------
SWITZERLAND (0.69%)
Adecco SA                                            352          22,627
Adecco SA ADR                                      1,038          16,722
Credit Suisse Group                                2,169          79,359
Nestle SA                                            641         160,153
Novartis AG                                        3,457         156,952
Roche Holding AG - Genusschein                     1,216         122,657

                 See accompanying notes to financial statements.

                      LIFEPATH RETIREMENT MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                             Shares or
                                             principal
                                               amount          Value
                                           -------------   -------------
INTERNATIONAL COMMON STOCKS (Cont.)
SWITZERLAND (Cont.)
UBS AG - Registered                                2,045   $     140,054
                                                           -------------
                                                                 698,524
                                                           -------------
UNITED KINGDOM (2.12%)
AstraZeneca PLC                                    2,550         122,339
Barclays PLC (c)                                   7,122          63,524
Barclays PLC ADR (c)                               1,232          44,783
BP PLC                                            25,496         206,757
BP PLC ADR                                           696          34,348
British American Tobacco PLC                       6,353          87,571
British Sky Broadcasting Group PLC (a)             1,972          24,817
British Sky Broadcasting Group
   PLC ADR (a)                                       363          18,491
British Telecom PLC ADR                              552          18,889
BT Group PLC                                      11,896          40,089
Cadbury Schweppes PLC                              5,669          41,634
Cadbury Schweppes PLC ADR                          1,107          33,088
Diageo PLC ADR                                     1,519          80,294
GlaxoSmithKline PLC                                7,836         179,553
Hanson PLC                                         3,901          28,649
Hanson PLC ADR                                       937          34,201
HBOS PLC                                          11,212         145,215
Hong Kong & Shanghai Banking ADR                     362          28,533
HSBC Holdings PLC                                 12,805         201,263
Lloyds TSB Group PLC                              10,295          82,565
Reuters Group PLC                                  5,354          22,523
Reuters Group PLC ADR                                273           6,929
Rio Tinto PLC                                      1,989          54,940
Royal Bank of Scotland Group PLC                   4,139         121,959
Shell Transport & Trading Co. PLC                 14,726         109,533
Tesco PLC                                         21,161          97,639
Vodafone Group PLC                                58,803         145,794
Vodafone Group PLC ADR                             2,697          67,533
                                                           -------------
                                                               2,143,453
                                                           -------------
TOTAL INTERNATIONAL COMMON STOCKS
(Cost: $7,904,100)                                             8,978,601
                                                           -------------
TOTAL COMMON STOCKS
(Cost: $31,147,745)                                           35,244,553
                                                           -------------
U.S. GOVERNMENT OBLIGATIONS (63.92%)
U.S. Treasury Notes
   1.50%, 02/28/05                         $   3,510,000       3,518,091
   1.63%, 01/31/05                             2,090,000       2,098,082
   1.63%, 04/30/05                             3,020,000       3,029,084
   1.88%, 11/30/05                             1,050,000       1,051,969
   2.00%, 08/31/05                         $   2,375,000   $   2,390,307
   2.00%, 05/15/06                             4,295,000       4,295,838
   3.25%, 08/15/07                             2,585,000       2,636,801
   3.25%, 08/15/08                             4,425,000       4,451,966
   3.50%, 11/15/06                             2,110,000       2,180,966
   3.63%, 05/15/13                             1,425,000       1,369,726
   3.88%, 02/15/13                             2,005,000       1,962,706
   4.00%, 11/15/12                             2,155,000       2,134,293
   4.25%, 08/15/13                               435,000         435,544
   4.38%, 05/15/07                             4,140,000       4,384,032
   4.75%, 11/15/08                             1,830,000       1,959,101
   4.88%, 02/15/12                             1,120,000       1,186,149
   5.00%, 08/15/11                             4,695,000       5,024,382
   5.50%, 05/15/09                               800,000         889,656
   5.63%, 05/15/08                             2,435,000       2,697,332
   5.75%, 11/15/05                             5,530,000       5,937,406
   5.75%, 08/15/10                             1,010,000       1,132,462
   6.13%, 08/15/07                               795,000         889,748
   6.50%, 10/15/06                             4,225,000       4,706,088
   6.75%, 05/15/05                             1,275,000       1,366,840
   7.00%, 07/15/06                             1,575,000       1,764,185
   7.50%, 02/15/05                             1,220,000       1,304,208
                                                           -------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $64,138,391)                                           64,796,962
                                                           -------------
SHORT TERM INVESTMENTS (46.57%)
MONEY MARKET FUNDS (25.05%)
Barclays Global Investors Funds
   Institutional Money Market Fund,
   Institutional Shares (c) (d)               18,408,089      18,408,089
Barclays Global Investors Funds Prime
   Money Market Fund, Institutional
   Shares (c) (d)                              5,578,027       5,578,027
BlackRock Temp Cash Money Market
   Fund (d)                                      200,000         200,000
Short Term Investment Co. - Liquid
   Assets Money Market Portfolio (d)           1,205,187       1,205,187
                                                           -------------
                                                              25,391,303
                                                           -------------
FLOATING RATE NOTES (9.71%)
Beta Finance Inc.
   1.11%, 05/20/04 (d) (e)                 $     253,547         253,532
   1.12%, 09/15/04 (d) (e)                       507,093         507,058
   1.13%, 10/12/04 (d) (e)                       253,547         253,527
   1.20%, 08/23/04 (d) (e)                       253,547         253,686
CC USA Inc.
   1.06%, 05/24/04 (d) (e)                       507,093         507,074
   1.11%, 04/19/04 (d) (e)                       223,121         223,118
   1.16%, 07/15/04 (d) (e)                       253,547         253,595

                 See accompanying notes to financial statements.

                      LIFEPATH RETIREMENT MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                             Principal
                                              amount           Value
                                           -------------   -------------
SHORT TERM INVESTMENTS (Cont.)
FLOATING RATE NOTES (Cont.)
Dorada Finance Inc.
   1.11%, 05/20/04 (d) (e)                 $     507,093   $     507,064
   1.24%, 08/09/04 (d)                           126,773         126,762
Five Finance Inc.
   1.13%, 04/15/04 (d) (e)                       253,547         253,547
HBOS Treasury Services PLC
   1.16%, 01/24/05 (d)                           507,093         507,093
Holmes Financing PLC
   1.12%, 04/15/04 (d)                           101,419         101,419
K2 USA LLC
   1.10%, 09/27/04 (d) (e)                       547,661         547,601
   1.12%, 08/16/04 (d) (e)                       126,773         126,762
   1.13%, 05/17/04 (d)                           253,547         253,542
   1.14%, 04/13/04 (d)                           253,547         253,543
Links Finance LLC
   1.10%, 06/28/04 (d)                           253,547         253,522
   1.10%, 07/20/04 (d)                           202,837         202,815
   1.11%, 03/29/04 (d)                           253,547         253,547
   1.14%, 05/04/04 (d)                           253,547         253,542
Nationwide Building Society
   1.14%, 07/23/04 (d) (e)                       380,320         380,321
   1.17%, 12/28/04 (d) (e)                       507,093         507,093
Permanent Financing PLC
   1.13%, 12/10/04 (d)                           253,547         253,547
Sigma Finance Inc.
   1.09%, 10/07/04 (d)                           507,093         507,016
   1.10%, 07/20/04 (d)                           253,547         253,519
   1.13%, 07/01/04 (d)                           253,547         253,515
   1.24%, 08/06/04 (d)                           126,773         126,766
Tango Finance Corp.
   1.09%, 07/15/04 (d) (e)                       152,128         152,101
   1.10%, 07/06/04 (d) (e)                       152,128         152,120
WhistleJacket Capital LLC
   1.12%, 09/15/04 (d) (e)                       253,547         253,511
White Pine Finance LLC
   1.10%, 08/26/04 (d) (e)                       253,547         253,521
   1.12%, 04/20/04 (d) (e)                       253,547         253,547
   1.12%, 11/15/04 (d) (e)                       304,256         304,257
   1.13%, 07/06/04 (d) (e)                       304,256         304,241
                                                           -------------
                                                               9,847,424
                                                           -------------
TIME DEPOSITS (3.63%)
Abbey National Treasury Services PLC
   1.40%, 10/25/04 (d)                           507,093         507,031
Bank of New York
   1.39%, 11/01/04 (d)                           507,093         507,051
Bank of Nova Scotia
   1.24%, 10/07/04 (d)                           380,320         380,291
   1.42%, 10/29/04 (d)                           380,320         380,344
Canadian Imperial Bank of Commerce
   1.24%, 10/07/04 (d)                           380,320         380,276
   1.40%, 10/29/04 (d)                           507,093         507,083
SunTrust Bank
   0.81%, 01/02/04 (d)                     $     633,867   $     633,867
Toronto-Dominion Bank
   1.41%, 11/01/04 (d)                           380,320         380,288
                                                           -------------
                                                               3,676,231
                                                           -------------
REPURCHASE AGREEMENTS (3.50%)
Goldman, Sachs & Co.
   1.02%, 01/02/04 (d)                         1,521,280       1,521,280
Merrill Lynch
   0.98%, 01/02/04 (d)                           507,093         507,093
   0.98%, 01/02/04 (d)                           507,093         507,093
   1.00%, 01/02/04 (d)                         1,014,187       1,014,187
                                                           -------------
                                                               3,549,653
                                                           -------------
COMMERCIAL PAPER (3.46%)
Alpine Securitization Corp.
   1.09%, 01/07/04 (d)                           253,547         253,508
   1.09%, 01/09/04 (d)                           253,547         253,493
   1.10%, 01/20/04 (d)                           253,547         253,407
Amsterdam Funding Corp.
   1.09%, 01/07/04 (d)                           253,547         253,508
   1.09%, 01/20/04 (d)                           253,547         253,408
Barton Capital Corp.
   1.09%, 01/13/04 (d)                           152,128         152,077
Edison Asset Securitization
   1.09%, 01/23/04 (d)                           253,547         253,385
Falcon Asset Securitization
   1.09%, 01/16/04 (d)                           507,093         506,878
Jupiter Securitization Corp.
   1.09%, 01/14/04 (d)                           557,803         557,601
Preferred Receivables Funding Corp.
   1.09%, 01/12/04 (d)                           456,384         456,246
Receivables Capital Corp.
   1.02%, 01/06/04 (d)                           319,322         319,286
                                                           -------------
                                                               3,512,797
                                                           -------------

                 See accompanying notes to financial statements.

                      LIFEPATH RETIREMENT MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31,2003

                                             Principal
                                              amount           Value
                                           -------------   -------------
SHORT TERM INVESTMENTS (Cont.)
U.S. GOVERNMENT AGENCY NOTES (1.22%)
Federal Home Loan Mortgage Corporation
   1.15%, 05/12/04 (d)                     $     380,320   $     378,728
   1.28%, 08/19/04 (d)                           202,837         201,179
Federal National Mortgage Association
   1.28%, 08/20/04 (d)                           659,221         653,807
                                                           -------------
                                                               1,233,714
                                                           -------------
TOTAL SHORT TERM INVESTMENTS
(Cost: $47,211,122)                                           47,211,122
                                                           -------------
TOTAL INVESTMENTS IN SECURITIES ( 145.26%)
(Cost $142,497,258)                                          147,252,637
Other Assets, Less Liabilities (-45.26%)                     (45,882,461)
                                                           -------------
NET ASSETS (100.00%)                                       $ 101,370,176
                                                           =============

(a)  Non-income earning securities.
(b) Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(c)  Issuer is affiliated with the Master Portfolio's investment advisor. See
     Note 2.
(d) All or a portion of this security represents investments of securities lending collateral.
(e) Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                 See accompanying notes to financial statements.

                         LIFEPATH 2010 MASTER PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                December 31, 2003

                                              Shares           Value
                                           -------------   -------------
COMMON STOCKS (48.78%)
U.S. COMMON STOCKS (36.63%)
ADVERTISING (0.09%)
ADVO Inc.                                          1,057   $      33,569
Interpublic Group of Companies Inc. (a)            3,659          57,080
Omnicom Group Inc.                                 1,490         130,122
                                                           -------------
                                                                 220,771
                                                           -------------
AEROSPACE / DEFENSE (0.51%)
Boeing Co. (The)                                   6,497         273,784
Curtiss-Wright Corp.                               1,006          45,280
General Dynamics Corp.                             1,566         141,551
Goodrich (B.F.) Co.                                1,395          41,418
Lockheed Martin Corp.                              3,039         156,205
Northrop Grumman Corp.                             1,193         114,051
Raytheon Co.                                       3,061          91,952
Rockwell Collins Inc.                              1,752          52,613
United Technologies Corp.                          3,176         300,990
                                                           -------------
                                                               1,217,844
                                                           -------------
AGRICULTURE (0.01%)
Maui Land & Pineapple Co. Inc. (a)                   932          32,229
                                                           -------------
AIRLINES (0.09%)
Alaska Air Group Inc. (a)                          1,076          29,364
AMR Corp. (a)                                      2,151          27,855
Continental Airlines Inc. Class B (a)              1,448          23,559
Delta Air Lines Inc.                               1,470          17,361
Northwest Airlines Corp. (a)                       1,167          14,728
Southwest Airlines Co.                             6,170          99,584
                                                           -------------
                                                                 212,451
                                                           -------------
APPAREL (0.12%)
Jones Apparel Group Inc.                           1,595          56,192
Liz Claiborne Inc.                                 1,333          47,268
Nike Inc. Class B                                  1,983         135,756
VF Corp.                                           1,331          57,552
                                                           -------------
                                                                 296,768
                                                           -------------
AUTO MANUFACTURERS (0.27%)
CLARCOR Inc.                                       1,164          51,332
Dura Automotive Systems Inc. (a)                   1,200          15,324
Ford Motor Company                                13,913         222,608
General Motors Corp.                               4,196         224,066
Navistar International Corp. (a)                     826          39,557
PACCAR Inc.                                          989          84,184
                                                           -------------
                                                                 637,071
                                                           -------------
AUTO PARTS & EQUIPMENT (0.09%)
Cooper Tire & Rubber Co.                           2,026          43,316
Dana Corp.                                         1,344          24,662
Delphi Corp.                                       4,144          42,310
Goodyear Tire & Rubber Co. (The) (a)               3,239          25,459
Modine Manufacturing Co.                           1,200   $      32,376
Superior Industries International Inc.               770          33,510
Visteon Corp.                                      1,754          18,259
                                                           -------------
                                                                 219,892
                                                           -------------
BANKS (3.00%)
AmSouth Bancorp                                    2,922          71,589
BancTrust Financial Group Inc.                     1,957          31,351
Bank of America Corp.                             10,868         874,113
Bank of New York Co. Inc. (The)                    6,023         199,482
Bank One Corp.                                     8,083         368,504
BankUnited Financial Corp.Class A (a)              1,399          36,080
Banner Corp.                                       1,280          32,192
BB&T Corp.                                         4,079         157,613
Cascade Bancorp                                    2,677          51,559
Century Bancorp Inc. Class A                          37           1,312
CFS Bancorp Inc.                                   2,765          41,033
Charter One Financial Inc.                         1,629          56,282
City Bank                                          1,501          49,218
Coastal Financial Corp.                            2,973          52,533
Comerica Inc.                                      1,161          65,086
Community Trust Bancorp Inc.                       1,677          50,645
Dime Community Bancshares                          1,802          55,430
Eastern Virginia Bankshares                          916          26,619
Farmers Capital Bank Corp.                         1,107          37,649
Fifth Third Bancorp                                3,446         203,659
First Citizens Banc Corp.                          1,027          29,074
First Community Bancshares Inc.                      374          12,402
First Republic Bank                                  702          25,132
First Sentinel Bancorp Inc.                        1,907          40,161
FirstFed Financial Corp. (a)                         979          42,586
Flagstar Bancorp Inc.                              1,939          41,533
FleetBoston Financial Corp.                        8,216         358,628
Gold Bancorp Inc.                                  1,950          27,417
Golden West Financial Corp.                          818          84,409
Heartland Financial USA Inc.                          59           1,088
Huntington Bancshares Inc.                         3,191          71,797
Investors Financial Services Corp.                   946          36,336
KeyCorp                                            2,670          78,284
MAF Bancorp Inc.                                     986          41,313
Marshall & Ilsley Corp.                            2,490          95,242
Mellon Financial Corp.                             3,222         103,458
NASB Financial Inc.                                  716          30,008
National Bankshares Inc.                           1,149          56,726
National City Corp.                                4,419         149,981
NBT Bancorp Inc.                                   1,487          31,881
Northern States Financial Corp.                      955          27,351
Northern Trust Corp.                               1,907          88,523
Northwest Bancorp Inc.                             1,992          42,549
OceanFirst Financial Corp.                         1,618          43,945
Old Point Financial Corp.                          1,113          35,338
PNC Financial Services Group                       1,861         101,853

                 See accompanying notes to financial statements.

                         LIFEPATH 2010 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                              Shares           Value
                                           -------------   -------------
U.S. COMMON STOCKS (Cont.)
BANKS (Cont.)
Regions Financial Corp.                            1,792   $      66,662
Republic Bancorp Inc.                              2,436          32,862
Republic Bancorp Inc. Class A                      1,314          25,676
Republic Bancshares Inc.                           1,372          43,177
Royal Bancshares of Pennsylvania Class A           1,845          47,047
SoundView Technology Group Inc. (a)                1,646          25,497
SouthTrust Corp.                                   2,679          87,684
State Street Corp.                                 2,525         131,502
Sterling Bancorp (New York)                        1,511          43,064
Sterling Financial Corp. (Pennsylvania)            1,165          32,329
SunTrust Banks Inc.                                2,034         145,431
Synovus Financial Corp.                            3,101          89,681
Texas Regional Bancshares Inc. Class A               859          31,783
U.S. Bancorp                                      15,056         448,368
UMB Financial Corp.                                  636          30,235
Umpqua Holdings Corp.                                362           7,526
United Community Financial Corp.                   1,950          22,249
United Security Bancshares Inc.                    1,206          34,914
USB Holding Co. Inc.                               1,664          32,265
Wachovia Corp.                                     9,954         463,757
Washington Mutual Inc.                             5,315         213,238
Wayne Bancorp Inc.                                 1,275          34,328
Wells Fargo & Company                             12,415         731,119
West Coast Bancorp                                 2,656          56,679
Westamerica Bancorp                                  858          42,643
Zions Bancorporation                               1,120          68,690
                                                           -------------
                                                               7,147,370
                                                           -------------
BEVERAGES (0.76%)
Anheuser-Busch Companies Inc.                      4,896         257,921
Brown-Forman Corp. Class B                           561          52,425
Coca-Cola Co. (The)                               15,836         803,677
Coca-Cola Enterprises Inc.                         3,850          84,199
National Beverage Corp. (a)                        2,077          33,855
Pepsi Bottling Group Inc.                          2,184          52,809
PepsiCo Inc.                                      11,319         527,692
                                                           -------------
                                                               1,812,578
                                                           -------------
BIOTECHNOLOGY (0.49%)
Acacia Research - CombiMatrix (a)                    676           2,265
Affymetrix Inc. (a)                                  739          18,187
Amgen Inc. (a)                                     8,627         533,149
Applera Corp. - Celera Genomics
   Group (a)                                       1,539          21,407
Biogen Idec Inc. (a)                               2,313          85,072
Cambrex Corp.                                        506          12,782
Cephalon Inc. (a)                                    377          18,251
Chiron Corp. (a)                                   1,402          79,900
CryoLife Inc. (a)                                  1,409           8,144
Genentech Inc. (a)                                 1,406         131,559
Genzyme Corp. - General Division (a)               1,570   $      77,464
Human Genome Sciences Inc. (a)                     1,081          14,323
Integra LifeSciences Holdings Corp. (a)              961          27,513
Invitrogen Corp. (a)                                 363          25,410
Millennium Pharmaceuticals Inc. (a)                1,845          34,446
Nektar Therapeutics (a)                              904          12,303
Protein Design Labs Inc. (a)                         759          13,586
Regeneron Pharmaceuticals Inc. (a)                   879          12,930
TECHNE Corp. (a)                                     916          34,606
                                                           -------------
                                                               1,163,297
                                                           -------------
BUILDING MATERIALS (0.09%)
Masco Corp.                                        4,196         115,012
Mestek Inc. (a)                                      477           9,187
Vulcan Materials Co.                               1,832          87,148
                                                           -------------
                                                                 211,347
                                                           -------------
CHEMICALS (0.52%)
Air 1,689 89,230 Products & Chemicals
   Inc.                                            1,689          89,230
Dow Chemical Co. (The)                             6,234         259,147
Du Pont (E.I.) de Nemours and Co.                  6,196         284,334
Eastman Chemical Co.                                 907          35,854
Engelhard Corp.                                    1,845          55,258
Great Lakes Chemical Corp.                         1,400          38,066
Hercules Inc. (a)                                  1,923          23,461
Monsanto Co.                                       2,512          72,295
OM Group Inc. (a)                                    705          18,464
PPG Industries Inc.                                1,371          87,771
Praxair Inc.                                       2,398          91,604
Rohm & Haas Co.                                    1,916          81,832
Sherwin-Williams Co. (The)                         1,746          60,656
Sigma-Aldrich Corp.                                  717          40,998
                                                           -------------
                                                               1,238,970
                                                           -------------
COMMERCIAL SERVICES (0.63%)
Apollo Group Inc. Class A (a)                      1,607         109,276
Arbitron Inc. (a)                                  1,027          42,846
Block (H & R) Inc.                                 1,517          83,996
Caremark Rx Inc. (a)                               2,874          72,798
CDI Corp.                                          1,012          33,143
Cendant Corp. (a)                                  8,765         195,197
Coinstar Inc. (a)                                    340           6,140
Concord EFS Inc. (a)                               3,696          54,849
Convergys Corp. (a)                                1,632          28,495
Corinthian Colleges Inc. (a)                         739          41,059
Cornell Companies Inc. (a)                         1,131          15,438
Corporate Executive Board Co. (The) (a)              675          31,502
Donnelley (R.R.) & Sons Co.                        1,779          53,637
Dun & Bradstreet Corp. (a)                         1,150          58,316
Ecolab Inc.                                        2,265          61,993
Electro Rent Corp. (a)                             1,399          18,663

                 See accompanying notes to financial statements.

                         LIFEPATH 2010 MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                              Shares           Value
                                           -------------   -------------
U.S. COMMON STOCKS (Cont.)
COMMERCIAL SERVICES (Cont.)
Equifax Inc.                                       1,695   $      41,527
First Consulting Group Inc. (a)                    1,093           6,154
GSI Commerce Inc. (a)                              1,026          10,015
Hudson Highland Group Inc. (a)                        97           2,313
Insurance Auto Auctions Inc. (a)                   1,490          19,444
InterActiveCorp (a)                                1,956          66,367
iPayment Holdings Inc. (a)                           404          13,736
ITT Educational Services Inc. (a)                    916          43,025
McKesson Corp.                                     2,403          77,280
Medical Staffing Network Holdings
   Inc. (a)                                          499           5,464
Midas Inc. (a)                                       439           6,278
Monster Worldwide Inc. (a)                         1,300          28,548
Moody's Corp.                                      1,320          79,926
Paychex Inc.                                       2,914         108,401
Petroleum Helicopters Inc. (a)                       461          11,294
SM&A (a)                                           1,895          22,171
Wackenhut Corrections Corp. (a)                    1,850          42,180
                                                           -------------
                                                               1,491,471
                                                           -------------
COMPUTERS (2.12%)
Advent Software Inc. (a)                           1,069          18,633
Affiliated Computer Services Inc.
   Class A (a)                                       857          46,672
Apple Computer Inc. (a)                            3,065          65,499
Black Box Corp.                                      500          23,035
Brocade Communications Systems Inc. (a)            2,500          14,450
CCC Information Services Group Inc. (a)              558           9,430
Cisco Systems Inc. (a)                            47,621       1,156,714
Computer Sciences Corp. (a)                        1,660          73,422
Datastream Systems Inc. (a)                          721           5,660
Dell Inc. (a)                                     17,343         588,968
Drexler Technology Corp. (a)                          82           1,121
DST Systems Inc. (a)                                 972          40,591
Electronic Data Systems Corp.                      4,292         105,326
EMC Corp. (a)                                     17,298         223,490
Enterasys Networks Inc. (a)                        2,404           9,015
Extreme Networks Inc. (a)                          1,681          12,120
FactSet Research Systems Inc.                        797          30,453
Gateway Inc. (a)                                   5,888          27,085
Hewlett-Packard Co.                               23,371         536,832
International Business Machines Corp.             11,592       1,074,347
Internet Security Systems Inc. (a)                   855          16,100
Interwoven Inc (a)                                 1,223          15,459
Juniper Networks Inc. (a)                          2,715          50,716
Keynote Systems Inc. (a)                           1,490          17,731
Lexmark International Inc. (a)                       927          72,899
Maxtor Corp. (a)                                   1,513          16,794
McDATA Corp. Class A (a)                           1,701          16,211
Mindspeed Technologies Inc. (a)                    2,028          13,892
NCR Corp. (a)                                      1,509   $      58,549
Network Appliance Inc. (a)                         2,638          54,158
Nuance Communications Inc. (a)                     1,622          12,392
PalmOne Inc. (a)                                   1,521          17,872
Pegasus Solutions Inc. (a)                         1,193          12,491
Planar Systems Inc. (a)                              354           8,609
Rainbow Technologies Inc. (a)                        672           7,567
Red Hat Inc. (a)                                   1,823          34,218
Safeguard Scientifics Inc. (a)                     3,696          14,932
SanDisk Corp. (a)                                    601          36,745
Sapient Corp. (a)                                  5,542          31,035
ScanSource Inc. (a)                                  294          13,412
Seagate Technology Inc. (b)                        1,574              --
Storage Technology Corp. (a)                         838          21,578
Sun Microsystems Inc. (a)                         22,900         102,821
SunGard Data Systems Inc. (a)                      2,589          71,741
Synopsys Inc. (a)                                  1,421          47,973
Unisys Corp. (a)                                   3,018          44,817
VeriSign Inc. (a)                                  1,548          25,232
Veritas Software Corp. (a)                         3,237         120,287
Western Digital Corp. (a)                          1,991          23,474
                                                           -------------
                                                               5,042,568
                                                           -------------
COSMETICS / PERSONAL CARE (0.73%)
Alberto-Culver Co. Class B                           789          49,770
Avon Products Inc.                                 1,747         117,905
Colgate-Palmolive Co.                              3,706         185,485
Estee Lauder Companies Inc. Class A                1,015          39,849
Gillette Co. (The)                                 6,923         254,282
International Flavors & Fragrances Inc.            1,235          43,126
Kimberly-Clark Corp.                               3,356         198,306
Procter & Gamble Co.                               8,535         852,476
                                                           -------------
                                                               1,741,199
                                                           -------------
DISTRIBUTION / WHOLESALE (0.12%)
Advanced Energy Industries Inc. (a)                  611          15,917
CDW Corp.                                            703          40,605
Costco Wholesale Corp. (a)                         3,505         130,316
Genuine Parts Co.                                  1,760          58,432
Grainger (W.W.) Inc.                               1,017          48,196
                                                           -------------
                                                                 293,466
                                                           -------------
DIVERSIFIED FINANCIAL SERVICES (3.27%)
American Express Co.                               8,608         415,164
American International Group Inc.                 19,884       1,317,912
Bear Stearns Companies Inc. (The)                    720          57,564
Capital One Financial Corp.                        2,022         123,928
CharterMac                                         2,823          59,650
Citigroup Inc.                                    39,113       1,898,545
Citigroup Inc. Warrants
   (Expires 12/31/50) (a)                            500             530
Countrywide Financial Corp.                        1,505         114,179

                 See accompanying notes to financial statements.

                         LIFEPATH 2010 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                               Shares          Value
                                           -------------   -------------
U.S. COMMON STOCKS (Cont.)
DIVERSIFIED FINANCIAL SERVICES (Cont.)
Digital Insight Corp. (a)                            997   $      24,825
Fannie Mae                                         6,517         489,166
Federal Agricultural Mortgage Corp. (a)              295           9,428
Federated Investors Inc. Class B                   1,179          34,615
Financial Federal Corp. (a)                          940          28,717
Forrester Research Inc. (a)                        1,200          21,444
Franklin Resources Inc.                            2,190         114,011
Freddie Mac                                        5,279         307,871
Goldman Sachs Group Inc. (The)                     3,604         355,823
Investment Technology Group Inc. (a)               1,059          17,103
Janus Capital Group Inc.                           2,282          37,448
Jefferies Group Inc.                               1,610          53,162
JP Morgan Chase & Co.                             15,601         573,025
Lehman Brothers Holdings Inc.                      2,041         157,606
MBNA Corp.                                        10,229         254,191
Merrill Lynch & Co. Inc.                           7,134         418,409
Morgan Stanley                                     8,358         483,677
Providian Financial Corp. (a)                      3,517          40,938
Schwab (Charles) Corp. (The)                      11,077         131,152
Seacoast Financial Services Corp.                  1,937          53,093
SLM Corp.                                          3,234         121,857
T. Rowe Price Group Inc.                           1,514          71,779
                                                           -------------
                                                               7,786,812
                                                           -------------
ELECTRIC (0.93%)
AES Corp. (The) (a)                                5,855          55,271
Allegheny Energy Inc. (a)                          2,804          35,779
Ameren Corp.                                       1,209          55,614
American Electric Power Co. Inc.                   3,056          93,239
Avista Corp.                                       1,440          26,093
Black Hills Corp.                                  1,494          44,566
Calpine Corp. (a)                                  2,909          13,992
CenterPoint Energy Inc.                            3,123          30,262
CH Energy Group Inc.                               1,119          52,481
Cinergy Corp.                                      1,322          51,307
CMS Energy Corp. (a)                               3,041          25,909
Consolidated Edison Inc.                           1,490          64,085
Constellation Energy Group Inc.                    1,879          73,582
Dominion Resources Inc.                            2,259         144,192
DTE Energy Co.                                     1,305          51,417
Duke Energy Corp.                                  6,229         127,383
Edison International (a)                           3,100          67,983
Entergy Corp.                                      1,539          87,923
Exelon Corp.                                       2,343         155,481
FirstEnergy Corp.                                  2,722          95,814
FPL Group Inc.                                     1,152          75,364
NiSource Inc.                                      2,569          56,364
PG&E Corp. (a)                                     3,678         102,138
Pinnacle West Capital Corp.                        1,219          48,784
PNM Resources Inc.                                 1,469          41,279
PPL Corp.                                          1,797          78,619
Progress Energy Inc.                               1,773          80,246
Public Service Enterprise Group Inc.               2,035   $      89,133
Southern Company                                   5,010         151,552
Texas Genco Holdings Inc.                            156           5,070
TXU Corp.                                          2,487          58,992
Xcel Energy Inc.                                   3,895          66,137
                                                           -------------
                                                               2,206,051
                                                           -------------
ELECTRICAL COMPONENTS & EQUIPMENT (0.05%)
American Power Conversion Corp.                    2,228          54,475
Molex Inc.                                         2,133          74,420
                                                           -------------
                                                                 128,895
                                                           -------------
ELECTRONICS (0.46%)
Agilent Technologies Inc. (a)                      4,341         126,931
Applera Corp. - Applied Biosystems
   Group                                           2,223          46,038
ATMI Inc. (a)                                        323           7,474
Cymer Inc. (a)                                       539          24,896
DuPont Photomasks Inc. (a)                           220           5,311
Electro Scientific Industries Inc. (a)               702          16,708
Energy Conversion Devices Inc. (a)                   897           8,100
Exar Corp. (a)                                       383           6,542
Fairchild Semiconductor International
   Inc. Class A (a)                                  427          10,662
General Cable Corp. (a)                              851           6,936
Hutchinson Technology Inc. (a)                       584          17,952
II-VI Inc. (a)                                     1,136          29,309
InVision Technologies Inc. (a)                       500          16,785
Jabil Circuit Inc. (a)                             2,050          58,015
Johnson Controls Inc.                                782          90,806
Keithley Instruments Inc.                            863          15,793
Parker Hannifin Corp.                              1,133          67,413
PerkinElmer Inc.                                   2,032          34,686
Photon Dynamics Inc. (a)                             794          31,951
Photronics Inc. (a)                                  944          18,804
Power Integrations Inc. (a)                          592          19,808
Sanmina-SCI Corp. (a)                              5,193          65,484
Solectron Corp. (a)                                7,200          42,552
Symbol Technologies Inc.                           2,463          41,600
Tektronix Inc.                                     1,897          59,945
Thermo Electron Corp. (a)                          2,049          51,635
Trimble Navigation Ltd. (a)                          915          34,075
Triumph Group Inc. (a)                               738          26,863
Valence Technology Inc. (a)                        7,757          30,563
Waters Corp. (a)                                   1,464          48,546
Woodward Governor Co.                                406          23,073
Zoran Corp. (a)                                      608          10,573
                                                           -------------
                                                               1,095,829
                                                           -------------
ENERGY & RELATED (0.01%)
Headwaters Inc. (a)                                1,150          22,563
                                                           -------------

                 See accompanying notes to financial statements.

                         LIFEPATH 2010 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                               Shares          Value
                                           -------------   -------------
U.S. COMMON STOCKS (Cont.)
ENGINEERING & CONSTRUCTION(0.02%)
Fluor Corp.                                        1,427   $      56,566
                                                           -------------
ENTERTAINMENT (0.09%)
Alliance Gaming Corp. (a)                          1,516          37,369
Churchill Downs Inc.                                 551          19,947
International Game Technology Inc.                 2,766          98,746
Macrovision Corp. (a)                                845          19,089
Martha Stewart Living Omnimedia Inc.
   Class A (a)                                       454           4,472
Steinway Musical Instruments Inc. (a)              1,063          26,256
                                                           -------------
                                                                 205,879
                                                           -------------
ENVIRONMENTAL CONTROL (0.08%)
Allied Waste Industries Inc. (a)                   2,162          30,009
Waste Connections Inc. (a)                           559          21,113
Waste Management Inc.                              4,457         131,927
                                                           -------------
                                                                 183,049
                                                           -------------
FOOD (0.66%)
Albertson's Inc.                                   2,580          58,437
Archer-Daniels-Midland Co.                         5,542          84,349
Campbell Soup Co.                                  3,231          86,591
ConAgra Foods Inc.                                 3,915         103,317
Del Monte Foods Co. (a)                              767           7,977
General Mills Inc.                                 2,277         103,148
Great Atlantic & Pacific Tea Co. (a)                 438           3,679
Heinz (H.J.) Co.                                   2,795         101,822
Hershey Foods Corp.                                  827          63,671
IHOP Corp.                                         1,233          47,446
J&J Snack Foods Corp. (a)                            737          27,829
Kellogg Co.                                        2,747         104,606
Kroger Co. (a)                                     6,317         116,928
Nash Finch Co.                                       726          16,219
P.F. Chang's China Bistro Inc. (a)                   782          39,788
Safeway Inc. (a)                                   3,328          72,916
Sanderson Farms Inc.                               1,313          52,914
Sara Lee Corp.                                     5,341         115,953
SUPERVALU Inc.                                     1,831          52,348
Sysco Corp.                                        4,682         174,311
Tootsie Roll Industries Inc.                         939          33,804
Winn-Dixie Stores Inc.                             1,891          18,815
Wrigley (William Jr.) Co.                          1,480          83,191
                                                           -------------
                                                               1,570,059
                                                           -------------
FOREST PRODUCTS & PAPER (0.20%)
Georgia-Pacific Corp.                              2,496          76,552
International Paper Co.                            3,716         160,197
Louisiana-Pacific Corp. (a)                        2,977          53,229
MeadWestvaco Corp.                                 2,261          67,265
Weyerhaeuser Co.                                   1,840         117,760
                                                           -------------
                                                                 475,003
                                                           -------------
GAS (0.07%)
Peoples Energy Corp.                               1,052   $      44,226
Sempra Energy                                      2,279          68,507
Southwestern Energy Co. (a)                        2,100          50,190
                                                           -------------
                                                                 162,923
                                                           -------------
HAND / MACHINE TOOLS (0.16%)
Baldor Electric Co.                                1,258          28,745
Black & Decker Corp.                                 817          40,294
Emerson Electric Co.                               2,688         174,048
Kennametal Inc.                                    1,271          50,522
SPX Corp. (a)                                        473          27,817
Stanley Works (The)                                1,263          47,830
                                                           -------------
                                                                 369,256
                                                           -------------
HEALTH CARE (1.71%)
Aetna Inc.                                         1,708         115,427
Anthem Inc. (a)                                    1,652         123,900
Bausch & Lomb Inc.                                   848          44,011
Baxter International Inc.                          4,395         134,135
Becton, Dickinson & Co.                            2,160          88,862
Biomet Inc.                                        2,299          83,707
Boston Scientific Corp. (a)                        6,089         223,832
Cerner Corp. (a)                                     634          23,997
Cerus Corp. (a)                                      291           1,321
Enzon Pharmaceuticals Inc. (a)                     1,019          12,228
Express Scripts Inc. (a)                           1,106          73,472
Guidant Corp.                                      2,534         152,547
HCA Inc.                                           4,937         212,094
Invacare Corp.                                     1,231          49,695
Johnson & Johnson                                 19,837       1,024,779
Laboratory Corp. of America Holdings (a)           2,005          74,085
Medco Health Solutions Inc. (a)                    1,460          49,625
Medtronic Inc.                                     8,327         404,775
Micro Therapeutics Inc. (a)                        1,072           3,463
Oxford Health Plans Inc. (a)                       1,062          46,197
Quest Diagnostics Inc. (a)                         1,414         103,378
ResMed Inc. (a)                                      817          33,938
Respironics Inc. (a)                                 920          41,483
St. Jude Medical Inc. (a)                          1,459          89,510
Stryker Corp.                                      1,659         141,032
Tenet Healthcare Corp. (a)                         4,749          76,221
Triad Hospitals Inc. (a)                           1,116          37,129
UnitedHealth Group Inc.                            5,154         299,860
Vital Images Inc. (a)                                664          11,846
WellPoint Health Networks Inc. (a)                 1,637         158,773
Zimmer Holdings Inc. (a)                           1,973         138,899
                                                           -------------
                                                               4,074,221
                                                           -------------
HOME BUILDERS (0.06%)
Cavco Industries Inc. (a)                             23             552
Centex Corp.                                         762          82,029

                 See accompanying notes to financial statements.

                         LIFEPATH 2010 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                               Shares          Value
                                           -------------   -------------
U.S. COMMON STOCKS (Cont.)
HOME BUILDERS (Cont.)
Champion Enterprises Inc. (a)                      1,663   $      11,641
Standard-Pacific Corp.                             1,183          57,435
                                                           -------------
                                                                 151,657
                                                           -------------
HOME FURNISHINGS (0.07%)
Leggett & Platt Inc.                               2,700          58,401
Libbey Inc.                                          769          21,901
Maytag Corp.                                       1,516          42,221
Oneida Ltd.                                          242           1,425
Whirlpool Corp.                                      720          52,308
                                                           -------------
                                                                 176,256
                                                           -------------
HOUSEHOLD PRODUCTS / WARES (0.12%)
Avery Dennison Corp.                                 904          50,642
Clorox Co.                                         1,570          76,239
Fortune Brands Inc.                                1,354          96,797
Newell Rubbermaid Inc.                             2,252          51,278
                                                           -------------
                                                                 274,956
                                                           -------------
INSURANCE (1.14%)
ACE Ltd.                                           2,613         108,230
AFLAC Inc.                                         4,024         145,588
Allmerica Financial Corp. (a)                      1,581          48,647
Allstate Corp. (The)                               5,119         220,219
Ambac Financial Group Inc.                           992          68,835
AON Corp.                                          2,837          67,918
Chubb Corp.                                        1,419          96,634
CIGNA Corp.                                        1,385          79,637
Cincinnati Financial Corp.                         1,577          66,045
Hancock (John) Financial Services Inc.             2,069          77,587
Hartford Financial Services Group Inc.             2,230         131,637
Hilb, Rogal & Hamilton Co.                           684          21,936
Jefferson-Pilot Corp.                              1,342          67,972
Kansas City Life Insurance Co.                     1,104          51,005
Lincoln National Corp.                             1,569          63,341
Loews Corp.                                        1,566          77,439
Marsh & McLennan Companies Inc.                    3,693         176,858
MBIA Inc.                                          1,260          74,630
MetLife Inc.                                       5,950         200,336
MGIC Investment Corp.                                863          49,139
PICO Holdings Inc. (a)                             1,017          15,936
Principal Financial Group Inc.                     2,797          92,497
ProAssurance Corp. (a)                             1,271          40,863
Progressive Corp. (The)                            1,636         136,753
Prudential Financial Inc.                          4,089         170,798
SAFECO Corp.                                       1,091          42,473
St. Paul Companies Inc.                            1,930          76,524
Travelers Property Casualty Corp. Class B          8,282         140,546
UNUMProvident Corp.                                2,469          38,936
XL Capital Ltd. Class A                              966   $      74,913
                                                           -------------
                                                               2,723,872
                                                           -------------
IRON / STEEL (0.09%)
Allegheny Technologies Inc.                        3,391          44,829
Carpenter Technology Corp.                           907          26,820
Cleveland-Cliffs Inc. (a)                            740          37,703
Nucor Corp.                                        1,059          59,304
United States Steel Corp.                          1,278          44,756
                                                           -------------
                                                                 213,412
                                                           -------------
LEISURE TIME (0.08%)
Brunswick Corp.                                    1,511          48,095
Harley-Davidson Inc.                               2,040          96,961
Nautilus Group Inc. (The)                            681           9,568
Sabre Holdings Corp.                               1,351          29,168
                                                           -------------
                                                                 183,792
                                                           -------------
LODGING (0.12%)
Harrah's Entertainment Inc.                        1,168          58,131
Hilton Hotels Corp.                                3,594          61,565
Marriott International Inc. Class A                2,301         106,306
Starwood Hotels & Resorts Worldwide Inc.           1,882          67,696
                                                           -------------
                                                                 293,698
                                                           -------------
MACHINERY (0.33%)
Caterpillar Inc.                                   2,712         225,150
Cummins Inc.                                         589          28,826
Deere & Co.                                        1,875         121,969
Dover Corp.                                        2,353          93,532
Flowserve Corp. (a)                                1,364          28,480
Gardner Denver Inc. (a)                              697          16,637
Ingersoll-Rand Co. Class A                         1,504         102,092
Manitowoc Co. Inc. (The)                           1,020          31,824
NACCO Industries Inc.                                287          25,681
Robbins & Myers Inc.                                 588          11,166
Rockwell Automation Inc.                           2,166          77,110
Terex Corp. (a)                                    1,198          34,119
                                                           -------------
                                                                 796,586
                                                           -------------
MANUFACTURERS (1.65%)
Cooper Industries Ltd.                             1,130          65,461
Danaher Corp.                                      1,461         134,047
Eastman Kodak Co.                                  2,197          56,397
Eaton Corp.                                          752          81,201
FMC Corp. (a)                                      1,083          36,963
General Electric Co.                              67,592       2,094,000
Honeywell International Inc.                       6,741         225,352
Illinois Tool Works Inc.                           2,316         194,336
ITT Industries Inc.                                  782          58,032

                 See accompanying notes to financial statements.

                         LIFEPATH 2010 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                               Shares          Value
                                           -------------   -------------
U.S. COMMON STOCKS (Cont.)
MANUFACTURERS (Cont.)
Pall Corp.                                         1,949   $      52,292
Textron Inc.                                       1,397          79,713
3M Co.                                             5,235         445,132
Tyco International Ltd.                           15,829         419,468
                                                           -------------
                                                               3,942,394
                                                           -------------
MANUFACTURING (0.01%)
Kaydon Corp.                                       1,109          28,657
                                                           -------------
MEDIA (1.52%)
Acacia Research Corp. - Acacia
   Technologies Group (a)                          1,212           6,545
Bankrate Inc. (a)                                  1,217          15,066
Banta Corp.                                        1,601          64,840
Clear Channel Communications Inc.                  4,751         222,489
Comcast Corp. Class A (a)                         24,588         808,208
Gannett Co. Inc.                                   2,266         202,037
Insight Communications Co. Inc. (a)                1,400          14,434
Knight Ridder Inc.                                   940          72,728
Liberty Media Corp. Class A (a)                    5,769          68,593
Lin TV Corp. Class A (a)                           1,351          34,869
LodgeNet Entertainment Corp. (a)                     851          15,556
McGraw-Hill Companies Inc. (The)                   1,709         119,493
Meredith Corp.                                     1,213          59,207
New York Times Co. Class A                         1,441          68,865
Pegasus Communications Corp. (a)                     134           3,763
Spanish Broadcasting System Inc.
   Class A (a)                                     1,399          14,689
Time Warner Inc. (a)                              34,755         625,242
Tribune Co.                                        2,750         141,900
Univision Communications Inc. Class A (a)          2,480          98,431
Viacom Inc. Class B                               13,272         589,011
Walt Disney Co. (The)                             15,737         367,144
Young Broadcasting Inc. Class A (a)                1,100          22,044
                                                           -------------
                                                               3,635,154
                                                           -------------
MINING (0.24%)
Alcoa Inc.                                         6,917         262,846
Brush Engineered Materials Inc. (a)                  881          13,488
Newmont Mining Corp.                               4,254         206,787
Phelps Dodge Corp. (a)                             1,057          80,427
Stillwater Mining Co. (a)                          1,830          17,513
                                                           -------------
                                                                 581,061
                                                           -------------
OFFICE / BUSINESS EQUIPMENT (0.10%)
Global Imaging Systems Inc. (a)                      666          21,145
HON Industries Inc.                                1,566          67,839
Pitney Bowes Inc.                                  1,645          66,820
Xerox Corp. (a)                                    5,524          76,231
                                                           -------------
                                                                 232,035
                                                           -------------
OIL & GAS PRODUCERS (1.92%)
Amerada Hess Corp.                                   869   $      46,205
Anadarko Petroleum Corp.                           1,844          94,062
Apache Corp.                                       1,392         112,891
Atwood Oceanics Inc. (a)                             494          15,778
Burlington Resources Inc.                          1,680          93,038
Cabot Oil & Gas Corp.                              1,339          39,300
ChevronTexaco Corp.                                7,779         672,028
ConocoPhillips                                     4,963         325,424
Devon Energy Corp.                                 1,877         107,477
EOG Resources Inc.                                 1,166          53,834
Evergreen Resources Inc. (a)                         902          29,324
Exxon Mobil Corp.                                 49,875       2,044,875
Forest Oil Corp. (a)                               1,124          32,113
Hanover Compressor Co. (a)                         1,200          13,380
Kerr-McGee Corp.                                   1,016          47,234
Kinder Morgan Inc.                                 1,181          69,797
Marathon Oil Corp.                                 3,034         100,395
Nabors Industries Ltd. (a)                         1,667          69,180
Noble Corp. (a)                                    1,478          52,883
Nuevo Energy Co. (a)                               1,000          24,170
Occidental Petroleum Corp.                         3,180         134,323
Penn Virginia Corp.                                  783          43,574
Plains Exploration & Production Co. (a)            1,313          20,207
Remington Oil & Gas Corp. (a)                        998          19,651
Rowan Companies Inc. (a)                           1,475          34,176
SEACOR SMIT Inc. (a)                                 806          33,876
Spinnaker Exploration Co. (a)                      1,371          44,242
Stone Energy Corp. (a)                               927          39,351
Transocean Inc. (a)                                3,576          85,860
Unocal Corp.                                       2,331          85,851
                                                           -------------
                                                               4,584,499
                                                           -------------
OIL & GAS SERVICES (0.21%)
Baker Hughes Inc.                                  1,806          58,081
CARBO Ceramics Inc.                                  968          49,610
FMC Technologies Inc. (a)                          1,215          28,309
Halliburton Co.                                    3,516          91,416
Schlumberger Ltd.                                  3,396         185,829
Smith International Inc. (a)                       1,256          52,149
Veritas DGC Inc. (a)                               2,400          25,152
                                                           -------------
                                                                 490,546
                                                           -------------
PACKAGING & CONTAINERS (0.03%)
Crown Holdings Inc. (a)                            2,829          25,631
Sealed Air Corp. (a)                               1,043          56,468
                                                           -------------
                                                                  82,099
                                                           -------------
PHARMACEUTICALS (2.44%)
Abbott Laboratories                               10,650         496,290
Abgenix Inc. (a)                                   2,206          27,487
Advanced Medical Optics Inc. (a)                   1,231          24,189
Allergan Inc.                                        962          73,891

                 See accompanying notes to financial statements.

                         LIFEPATH 2010 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                              Shares           Value
                                           -------------   -------------
U.S. COMMON STOCKS (Cont.)
PHARMACEUTICALS (Cont.)
AmerisourceBergen Corp.                              970   $      54,465
Amylin Pharmaceuticals Inc. (a)                      896          19,909
Andrx Group (a)                                      810          19,472
Aphton Corp. (a)                                   1,347           8,082
Bristol-Myers Squibb Co.                          13,589         388,645
Cardinal Health Inc.                               3,504         214,305
Celgene Corp. (a)                                    961          43,264
Columbia Laboratories Inc. (a)                     1,356           8,543
CV Therapeutics Inc. (a)                             368           5,395
Discovery Laboratories Inc. (a)                    2,541          26,655
Forest Laboratories Inc. (a)                       2,594         160,309
Geron Corp. (a)                                    1,178          11,745
Gilead Sciences Inc. (a)                           1,398          81,280
ImClone Systems Inc. (a)                             721          28,595
InterMune Inc. (a)                                   632          14,637
IVAX Corp. (a)                                     1,730          41,312
King Pharmaceuticals Inc. (a)                      2,228          33,999
Lilly (Eli) & Co.                                  7,624         536,196
Medarex Inc. (a)                                   1,566           9,756
MedImmune Inc. (a)                                 1,942          49,327
Merck & Co. Inc.                                  14,985         692,307
MGI Pharma Inc. (a)                                1,024          42,138
Mylan Laboratories Inc.                            2,227          56,254
Neurocrine Biosciences Inc. (a)                      457          24,925
NPS Pharmaceuticals Inc. (a)                         611          18,782
OSI Pharmaceuticals Inc. (a)                         636          20,486
Penwest Pharmaceuticals Co. (a)                    1,366          23,604
Pfizer Inc.                                       52,699       1,861,856
Schering-Plough Corp.                             10,991         191,133
Sepracor Inc. (a)                                    925          22,135
SICOR Inc. (a)                                     1,177          32,014
Valeant Pharmaceuticals International                757          19,039
Watson Pharmaceuticals Inc. (a)                    1,269          58,374
Wyeth                                              9,110         386,719
                                                           -------------
                                                               5,827,514
                                                           -------------
PIPELINES (0.04%)
Dynegy Inc. Class A (a)                            5,109          21,867
El Paso Corp.                                      3,735          30,590
Williams Companies Inc.                            5,325          52,291
                                                           -------------
                                                                 104,748
                                                           -------------
REAL ESTATE (0.02%)
LNR Property Corp.                                   942          46,638
                                                           -------------
REAL ESTATE INVESTMENT TRUSTS (0.39%)
Alexandria Real Estate Equities Inc.               2,514         145,561
Capital Automotive                                   732          23,424
Capstead Mortgage Corp.                            1,495          25,086
Chelsea Property Group Inc.                        2,156         118,170
Correctional Properties Trust                      2,808          80,870
Equity Office Properties Trust                     4,089         117,150
Friedman, Billings, Ramsey Group, Inc.
   Class A                                         1,610   $      37,159
Koger Equity Inc.                                  4,446          93,055
Mid-America Apartment Communities Inc.             1,991          66,858
Parkway Properties Inc.                            2,336          97,178
Pennsylvania Real Estate Investment
   Trust                                           1,917          69,588
Winston Hotels Inc.                                4,230          43,146
                                                           -------------
                                                                 917,245
                                                           -------------
RETAIL (2.59%)
Abercrombie & Fitch Co. Class A (a)                1,021          25,229
Amazon.com Inc. (a)                                1,609          84,698
AutoZone Inc. (a)                                    767          65,356
Bed Bath & Beyond Inc. (a)                         2,327         100,875
Best Buy Co. Inc.                                  2,418         126,316
BJ's Wholesale Club Inc. (a)                       1,579          36,254
CarMax Inc. (a)                                    1,102          34,085
Cato Corp. Class A                                   890          18,245
Charming Shoppes Inc. (a)                          2,916          15,746
Christopher & Banks Corp.                          1,041          20,331
Circuit City Stores Inc.                           2,699          27,341
Coach Inc. (a)                                     1,816          68,554
CVS Corp.                                          3,485         125,878
Darden Restaurants Inc.                            1,895          39,871
Deb Shops Inc.                                       805          17,308
Dillards Inc. Class A                              1,696          27,916
Dollar General Corp.                               2,901          60,892
Dollar Tree Stores Inc. (a)                        1,327          39,890
Duane Reade Inc. (a)                                 909          15,380
eBay Inc. (a)                                      4,380         282,904
Family Dollar Stores Inc.                          1,582          56,762
Federated Department Stores Inc.                   1,606          75,691
Fred's Inc.                                        1,143          35,410
Gap Inc. (The)                                     6,588         152,907
Guitar Center Inc. (a)                               832          27,107
Home Depot Inc.                                   15,968         566,704
Kohls Corp. (a)                                    2,220          99,767
Limited Brands Inc.                                4,422          79,729
Linens 'n Things Inc. (a)                          1,155          34,742
Lithia Motors Inc. Class A                           584          14,723
Longs Drug Stores Corp.                            1,291          31,939
Lowe's Companies Inc.                              5,551         307,470
May Department Stores Co. (The)                    2,494          72,501
McDonald's Corp.                                  10,108         250,982
Men's Wearhouse Inc. (The) (a)                     1,023          25,585
Michaels Stores Inc.                                 856          37,835
Nordstrom Inc.                                     1,444          49,529
Office Depot Inc. (a)                              3,165          52,887
Outback Steakhouse Inc.                            1,155          51,063
Payless ShoeSource Inc. (a)                        1,164          15,598

                 See accompanying notes to financial statements.

                         LIFEPATH 2010 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                              Shares           Value
                                           -------------   -------------
U.S. COMMON STOCKS (Cont.)
RETAIL (Cont.)
Penney (J.C.) Co. Inc. (Holding Co.)               2,090   $      54,925
Priceline.com Inc. (a)                               474           8,485
RadioShack Corp.                                   1,759          53,966
Sears, Roebuck and Co.                             2,201         100,123
Sonic Automotive Inc.                                813          18,634
Sports Resorts International Inc.(a)               1,990          10,288
Staples Inc. (a)                                   4,311         117,690
Starbucks Corp. (a)                                3,308         109,362
Target Corp.                                       6,874         263,962
Tiffany & Co.                                      1,631          73,721
TJX Companies Inc.                                 4,087          90,118
Toys R Us Inc. (a)                                 2,975          37,604
Tweeter Home Entertainment Group Inc. (a)          1,227          11,595
Walgreen Co.                                       7,237         263,282
Wal-Mart Stores Inc.                              29,059       1,541,580
Wendy's International Inc.                         1,286          50,463
Whitehall Jewellers Inc. (a)                         511           5,044
Yum! Brands Inc. (a)                               2,924         100,586
                                                           -------------
                                                               6,183,428
                                                           -------------
SEMICONDUCTORS (1.47%)
Advanced Micro Devices Inc. (a)                    2,927          43,612
Agere Systems Inc. Class B (a)                    13,168          38,187
Altera Corp. (a)                                   2,785          63,220
Analog Devices Inc.                                2,467         112,619
Applied Materials Inc. (a)                        12,524         281,164
Applied Micro Circuits Corp. (a)                   2,711          16,212
Atmel Corp. (a)                                    2,729          16,401
Broadcom Corp. Class A (a)                         2,274          77,521
Brooks Automation Inc. (a)                           772          18,659
Conexant Systems Inc. (a)                          6,086          30,247
Credence Systems Corp. (a)                         1,690          22,240
Cree Inc. (a)                                      1,164          20,591
GlobespanVirata Inc. (a)                           2,059          12,107
Integrated Circuit Systems Inc. (a)                  572          16,296
Integrated Device Technology Inc.(a)               1,040          17,857
Intel Corp.                                       43,910       1,413,902
International Rectifier Corp. (a)                    432          21,345
Intersil Corp. Class A                               665          16,525
KLA-Tencor Corp. (a)                               1,317          77,268
Lam Research Corp. (a)                             1,068          34,496
Lattice Semiconductor Corp. (a)                    1,080          10,454
Linear Technology Corp.                            2,096          88,179
LSI Logic Corp. (a)                                2,669          23,674
Maxim Integrated Products Inc.                     2,051         102,140
Microchip Technology Inc.                          1,250          41,700
Micron Technology Inc. (a)                         4,246          57,194
Mykrolis Corp. (a)                                 1,254          20,164
National Semiconductor Corp. (a)                   1,652          65,105
Novellus Systems Inc. (a)                          1,152          48,442
NVIDIA Corp. (a)                                   1,121          26,063
ON Semiconductor Corp. (a)                         4,208   $      27,142
QLogic Corp. (a)                                     768          39,629
Rambus Inc. (a)                                      854          26,218
Silicon Laboratories Inc. (a)                        542          23,425
Skyworks Solutions Inc. (a)                        1,345          11,702
Teradyne Inc. (a)                                  1,579          40,186
Texas Instruments Inc.                            13,145         386,200
TriQuint Semiconductor Inc. (a)                    2,443          17,272
Vitesse Semiconductor Corp. (a)                    2,351          13,800
Xilinx Inc. (a)                                    2,343          90,768
                                                           -------------
                                                               3,509,926
                                                           -------------
SOFTWARE (1.88%)
Adobe Systems Inc.                                 1,885          74,081
Akamai Technologies Inc. (a)                       2,269          24,392
Ariba Inc. (a)                                     2,959           8,877
Automatic Data Processing Inc.                     4,233         167,669
BEA Systems Inc. (a)                               2,610          32,103
BMC Software Inc. (a)                              2,212          41,254
Borland Software Corp. (a)                         1,445          14,060
Cadence Design Systems Inc. (a)                    1,943          34,935
Certegy Inc.                                       1,201          39,393
CheckFree Corp. (a)                                  390          10,784
Citrix Systems Inc. (a)                            1,574          33,385
Computer Associates International Inc.             4,780         130,685
Compuware Corp. (a)                                4,480          27,059
EarthLink Inc. (a)                                 1,378          13,780
Electronic Arts Inc. (a)                           2,153         102,870
First Data Corp.                                   5,307         218,065
Fiserv Inc. (a)                                    1,919          75,820
IMPAC Medical Systems Inc. (a)                       539          13,777
IMS Health Inc.                                    2,213          55,015
Inter-Tel Inc.                                       788          19,684
Intuit Inc. (a)                                    1,653          87,460
Macromedia Inc. (a)                                  629          11,221
Manhattan Associates Inc. (a)                        635          17,551
Mercury Interactive Corp. (a)                        978          47,570
Microsoft Corp.                                   73,245       2,017,167
NetIQ Corp. (a)                                    1,095          14,509
Network Associates Inc. (a)                        1,298          19,522
NIC Inc. (a)                                       3,561          28,595
Novell Inc. (a)                                    3,779          39,755
Oracle Corp. (a)                                  35,985         475,002
PalmSource Inc. (a)                                  471          10,263
PeopleSoft Inc. (a)                                3,003          68,468
Per-Se Technologies Inc. (a)                       1,424          21,730
Pinnacle Systems Inc. (a)                          1,321          11,268
Roxio Inc. (a)                                       992           4,752
SAFLINK Corp. (a)                                  5,650          15,142
Siebel Systems Inc. (a)                            4,636          64,301
Symantec Corp. (a)                                 2,302          79,764
Take-Two Interactive Software Inc.(a)                828          23,855
Total System Services Inc.                         1,319          41,060

                 See accompanying notes to financial statements.

                         LIFEPATH 2010 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                              Shares           Value
                                           -------------   -------------
U.S. COMMON STOCKS (Cont.)
SOFTWARE (Cont.)
Vignette Corp. (a)                                 4,086   $       9,275
Vitria Technology Inc. (a)                           365           2,592
Websense Inc. (a)                                    669          19,562
Yahoo! Inc. (a)                                    4,553         205,659
                                                           -------------
                                                               4,473,731
                                                           -------------
TELECOMMUNICATION EQUIPMENT (0.39%)
ADC Telecommunications Inc. (a)                    3,613          10,731
Andrew Corp. (a)                                   3,309          38,087
Avaya Inc. (a)                                     4,601          59,537
CIENA Corp. (a)                                    5,047          33,512
Comverse Technology Inc. (a)                       1,999          35,162
JDS Uniphase Corp. (a)                            11,585          42,285
Motorola Inc.                                     17,804         250,502
QUALCOMM Inc.                                      5,501         296,669
RF Micro Devices Inc. (a)                          2,494          25,065
Scientific-Atlanta Inc.                            1,712          46,738
Sonus Networks Inc. (a)                            3,491          26,392
Tellabs Inc. (a)                                   3,732          31,461
Terayon Communication Systems Inc. (a)             4,426          19,917
Tollgrade Communications Inc. (a)                    600          10,518
                                                           -------------
                                                                 926,576
                                                           -------------
TELECOMMUNICATIONS (0.68%)
Aether Systems Inc. (a)                            1,136           5,396
AT&T Wireless Services Inc. (a)                   20,125         160,799
Avocent Corp. (a)                                    802          29,289
C-COR.net Corp. (a)                                1,187          13,211
Charter Communications Inc. Class A (a)            7,316          29,410
Corning Inc. (a)                                  11,558         120,550
Dobson Communications Corp. Class A (a)            2,587          16,997
EchoStar Communications Corp. (a)                  2,070          70,380
Emulex Corp. (a)                                     880          23,478
InterDigital Communications Corp. (a)                735          15,170
Intrado Inc. (a)                                   1,249          27,416
MRV Communications Inc. (a)                        4,770          17,935
Nextel Communications Inc. Class A (a)             7,847         220,187
Price Communications Corp. (a)                     1,422          19,524
Qwest Communications International
   Inc. (a)                                       11,056          47,762
Sprint Corp. (PCS Group) (a)                       7,319          41,133
United Online Inc. (a)                               568           9,537
Verizon Communications Inc.                       20,553         720,999
WebEx Communications Inc. (a)                        708          14,231
Western Wireless Corp. Class A (a)                 1,278          23,464
                                                           -------------
                                                               1,626,868
                                                           -------------
TELEPHONE (0.62%)
Alltel Corp.                                       2,374   $     110,581
AT&T Corp.                                         5,795         117,639
BellSouth Corp.                                   14,003         396,285
CenturyTel Inc.                                    1,740          56,759
SBC Communications Inc.                           24,989         651,463
Sprint Corp. (FON Group)                           7,335         120,441
Telephone & Data Systems Inc.                        581          36,342
                                                           -------------
                                                               1,489,510
                                                           -------------
TEXTILES (0.07%)
Cintas Corp.                                       1,538          77,100
G&K Services Inc. Class A                          1,121          41,197
UniFirst Corp.                                     1,540          36,513
                                                           -------------
                                                                 154,810
                                                           -------------
TOBACCO (0.36%)
Altria Group Inc.                                 13,684         744,683
R.J. Reynolds Tobacco Holdings Inc.                  889          51,695
UST Inc.                                           1,635          58,353
                                                           -------------
                                                                 854,731
TOYS / GAMES / HOBBIES (0.05%)
Action Performance Companies Inc.                    862          16,895
Hasbro Inc.                                        2,452          52,179
Mattel Inc.                                        2,833          54,592
                                                           -------------
                                                                 123,666
                                                           -------------
TRANSPORTATION (0.56%)
Arkansas Best Corp.                                  967          30,354
Burlington Northern Santa Fe Corp.                 2,834          91,680
CSX Corp.                                          1,811          65,087
Dollar Thrifty Automotive Group Inc.(a)            1,000          25,940
EGL Inc. (a)                                       1,600          28,096
FedEx Corp.                                        2,349         158,558
Hunt (J.B.) Transport Services Inc.(a)             1,834          49,536
Kansas City Southern Industries
   Inc. (a)                                        2,135          30,573
Norfolk Southern Corp.                             2,814          66,551
Overseas Shipholding Group Inc.                    1,258          42,835
SCS Transportation Inc. (a)                          850          14,943
Union Pacific Corp.                                1,579         109,709
United Parcel Service Inc. Class B                 7,439         554,577
USF Corp.                                            896          30,634
Yellow Roadway Corp. (a)                             950          34,362
                                                           -------------
                                                               1,333,435
                                                           -------------
TRUCKING & LEASING (0.01%)
GATX Corp.                                           819          22,916
                                                           -------------

                 See accompanying notes to financial statements.

                         LIFEPATH 2010 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                               Shares          Value
                                           -------------   -------------
U.S. COMMON STOCKS (Cont.)
WATER (0.02%)
Middlesex Water Co.                                2,409   $      48,909
                                                           -------------
TOTAL U.S. COMMON STOCKS
(Cost: $76,476,838)                                           87,351,723
                                                           -------------
INTERNATIONAL COMMON STOCKS (12.15%)
AUSTRALIA (0.60%)
BHP Billiton Ltd.                                 26,790         246,054
Coles Myer Ltd.                                   11,370          64,764
Coles Myer Ltd. ADR                                2,154          97,792
Commonwealth Bank of Australia                     9,097         201,854
National Australia Bank Ltd.                         452          10,200
National Australia Bank Ltd. ADR                   1,547         173,341
News Corp. Ltd.                                    3,553          32,097
News Corp. Ltd. ADR                                1,839          66,388
Rio Tinto PLC ADR                                  1,334         148,488
Westpac Banking Corp.                              1,989          23,963
Westpac Banking Corp. ADR                          3,428         207,120
Woolworths Ltd.                                   17,671         157,108
                                                           -------------
                                                               1,429,169
                                                           -------------
BELGIUM (0.13%)
Electrabel SA                                        499         156,850
Fortis                                             7,732         155,459
                                                           -------------
                                                                 312,309
                                                           -------------
DENMARK (0.10%)
Novo-Nordisk A/S ADR                               2,986         122,307
TDC A/S ADR                                        5,683         103,203
                                                           -------------
                                                                 225,510
                                                           -------------
FINLAND (0.26%)
Nokia OYJ                                          8,565         148,115
Nokia OYJ ADR                                      5,571          94,707
Outokumpu OYJ                                      1,378          18,720
Rautaruukki OYJ (a)                               16,680         122,870
Stora Enso OYJ Class R                               806          10,858
TietoEnator OYJ                                    1,214          33,229
Uponor OYJ                                         6,358         200,492
                                                           -------------
                                                                 628,991
                                                           -------------
FRANCE (1.21%)
Alcatel SA ADR (a)                                 8,456         108,660
Autoroutes du Sud de la France SA                  4,468         149,910
Aventis SA ADR                                     4,046         268,088
AXA ADR                                            8,435         181,099
BNP Paribas SA                                     3,111         195,889
Carrefour SA                                       1,881         103,256
Compagnie de Saint-Gobain SA                       2,111         103,340
France Telecom SA (a)                              3,262          93,235
France Telecom SA ADR (a)                          1,356          38,768
Groupe Danone                                        423   $      69,042
Lafarge SA                                           996          88,695
L'Air Liquide SA                                     465          82,114
L'Oreal SA                                           963          78,954
LVMH Moet Hennessy Louis Vuitton SA                2,139         155,676
PSA Peugeot Citroen                                1,574          80,209
Renault SA                                         1,110          76,585
Sanofi-Synthelabo SA                               1,202          90,514
Schneider Electric SA                              1,326          86,805
Societe Generale Class A                           1,455         128,469
STMicroelectronics NV                              2,254          61,126
Suez SA                                            4,212          84,633
Total SA                                             286          53,174
Total SA ADR                                       4,234         391,687
Vivendi Universal SA (a)                           3,263          79,311
Vivendi Universal SA ADR (a)                       1,492          36,226
                                                           -------------
                                                               2,885,465
                                                           -------------
GERMANY (0.81%)
Allianz AG                                           958         120,934
BASF AG                                            2,371         133,324
Bayer AG                                           3,450         101,045
DaimlerChrysler AG                                 4,553         210,440
Deutsche Bank AG                                   2,524         209,166
Deutsche Telekom AG (a)                            1,053          19,272
Deutsche Telekom AG ADR (a)                        8,004         145,113
E.ON AG                                            4,392         286,632
Muenchener Rueckversicherungs-
   Gesellschaft AG                                   527          63,894
RWE AG                                             2,668         105,569
SAP AG                                               326          54,751
SAP AG ADR                                         2,437         101,282
Schering AG                                        1,975         100,020
Siemens AG                                         3,425         274,328
                                                           -------------
                                                               1,925,770
                                                           -------------
HONG KONG (0.24%)
Bank of East Asia Ltd.                            33,400         102,606
Cheung Kong (Holdings) Ltd.                       13,000         103,399
CLP Holdings Ltd.                                  7,000          33,361
Hang Seng Bank Ltd.                                  900          11,824
Hong Kong & China Gas Co. Ltd.                    47,300          72,197
Hongkong Electric Holdings Ltd.                    8,000          31,635
Sun Hung Kai Properties Ltd.                      12,000          99,310
Swire Pacific Ltd. Class A                        12,000          74,038
Wharf Holdings Ltd.                               15,000          41,540
                                                           -------------
                                                                 569,910
                                                           -------------
IRELAND (0.09%)
Allied Irish Banks PLC ADR                         3,923         124,555

                 See accompanying notes to financial statements.

                         LIFEPATH 2010 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                              Shares           Value
                                           -------------   -------------
INTERNATIONAL COMMON STOCKS (Cont.)
IRELAND (Cont.)
Bank of Ireland                                    6,979   $      95,248
                                                           -------------
                                                                 219,803
                                                           -------------
ITALY (0.50%)
Assicurazioni Generali SpA                         2,418          64,049
Banca Intesa SpA                                  25,101          98,150
Benetton Group SpA ADR                             4,882         112,628
ENI-Ente Nazionale Idrocarburi SpA                 1,976          37,287
ENI-Ente Nazionale Idrocarburi SpA ADR             1,560         148,169
Fiat SpA (a)                                       4,063          31,159
Fiat SpA ADR                                       4,478          34,660
Sanpaolo IMI SpA ADR                               5,997         155,502
Seat Pagine Gaille SpA (a)                        42,325          40,307
Telecom Italia Media SpA (a)                      98,654          49,028
Telecom Italia Mobile SpA                          9,763          53,076
Telecom Italia SpA (a)                            33,452          99,157
Unicredito Italiano SpA                           50,787         274,178
                                                           -------------
                                                               1,197,350
                                                           -------------
JAPAN (2.54%)
Ajinomoto Co. Inc.                                 5,000          57,525
Bridgestone Corp.                                  4,000          53,784
Canon Inc. ADR                                     3,272         155,878
Chubu Electric Power Co. Inc.                      2,900          60,479
Dai Nippon Printing Co. Ltd.                       7,000          98,302
Daiwa Securities Group Inc.                       14,000          95,232
East Japan Railway Co.                                21          98,955
Fuji Photo Film Co. Ltd. ADR                       2,462          80,754
Hitachi Ltd. ADR                                   1,460          87,702
Honda Motor Co. Ltd.                                 600          26,649
Honda Motor Co. Ltd. ADR                           5,418         121,905
Ito-Yokado Co. Ltd.                                2,842          89,368
Ito-Yokado Co. Ltd. ADR (b)                          159           3,797
Japan Airlines System Corp. ADR                    7,202          93,626
Kansai Electric Power Co. Inc.                     2,600          45,561
Kao Corp.                                          2,000          40,683
Kirin Brewery Co. Ltd. ADR                        23,264         199,838
Kubota Corp. ADR                                   7,268         152,265
Kyocera Corp. ADR                                  1,046          70,082
Makita Corp.                                      10,000         100,121
Makita Corp. ADR                                   3,040          30,288
Matsushita Electric Industrial Co. Ltd.            1,000          13,829
Matsushita Electric Industrial Co.
   Ltd. ADR                                        7,599         105,930
Millea Holdings Inc. ADR                           3,608         243,179
Mitsubishi Corp. ADR                               7,259         154,980
Mitsubishi Estate Co. Ltd.                        11,000         104,283
Mitsubishi Heavy Industries Ltd.                  22,000          61,174
Mitsubishi Tokyo Financial Group Inc.                 16         124,811
Mitsui & Co. Ltd. ADR                                980         155,820
Mitsui Sumitomo Insurance Co. Ltd.                 8,000          65,690
Mizuho Financial Group Inc. (a)                       33   $     100,075
Murata Manufacturing Co. Ltd.                      1,200          64,832
NEC Corp. ADR                                     11,218          84,236
Nikko Cordial Corp.                               13,000          72,418
Nintendo Co. Ltd.                                    700          65,317
Nippon Oil Corp.                                  16,000          81,515
Nippon Steel Corp.                                39,000          83,699
Nippon Telegraph & Telephone Corp. ADR             6,022         147,900
Nissan Motor Co. Ltd.                                900          10,279
Nissan Motor Co. Ltd. ADR                          4,959         111,379
Nomura Holdings Inc.                               8,000         136,232
NTT DoCoMo Inc.                                       61         138,313
Oki Electric Industry Co. Ltd. (a)                80,000         312,774
Pioneer Corp. ADR                                  4,237         119,356
Ricoh Corp. Ltd. ADR                               1,092         107,835
Rohm Co. Ltd.                                        600          70,318
Secom Co. Ltd.                                     2,000          74,648
Seven-Eleven Japan Co. Ltd.                        2,000          60,651
Sharp Corp.                                        6,000          94,672
Shin-Etsu Chemical Co. Ltd.                        1,900          77,652
Sony Corp.                                         1,400          48,465
Sony Corp. ADR                                     1,998          69,271
Sumitomo Mitsui Financial Group Inc.                  19         101,232
Takeda Chemical Industries Ltd.                    3,100         122,936
Takefuji Corp.                                       890          41,606
Tohoku Electric Power Co. Inc.                     3,500          58,034
Tokyo Electric Power Co. Inc. (The)                4,100          89,904
Tokyo Electron Ltd.                                1,100          83,550
Tokyo Gas Co. Ltd.                                18,000          64,160
Toshiba Corp.                                     20,000          75,767
Toyota Motor Corp.                                 2,400          81,067
Toyota Motor Corp. ADR                             3,637         250,044
UFJ Holdings Inc. (a)                                 20          96,109
Yamanouchi Pharmaceutical Co. Ltd.                 2,200          68,359
                                                           -------------
                                                               6,057,095
                                                           -------------
NETHERLANDS (0.64%)
ABN AMRO Holding NV ADR                            8,148         191,315
Aegon NV ADR                                       4,753          70,344
Akzo Nobel NV ADR                                  2,640         100,848
ING Groep NV                                       3,555          82,911
ING Groep NV ADR                                   3,618          84,697
Koninklijke Ahold NV (a)                           1,360          10,361
Koninklijke Ahold NV ADR (a)                       6,465          50,168
Koninklijke KPN NV (a)                             9,968          76,948
Koninklijke Philips Electronics NV                 1,196          34,924
Koninklijke Philips Electronics NV NY              4,729         137,567
Reed Elsevier NV ADR                               4,916         121,671
Royal Dutch Petroleum Co.                          8,175         431,022
Unilever NV CVA                                    2,168         141,789
                                                           -------------
                                                               1,534,565
                                                           -------------

                 See accompanying notes to financial statements.

                         LIFEPATH 2010 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                              Shares           Value
                                           -------------   -------------
INTERNATIONAL COMMON STOCKS (Cont.)
NEW ZEALAND (0.03%)
Telecom Corp. of New Zealand Ltd. ADR              2,178   $      61,529
                                                           -------------
NORWAY (0.05%)
DNB NOR ASA                                       18,782         125,352
                                                           -------------
PANAMA (0.09%)
Carnival Corp.                                     5,204         206,755
                                                           -------------
PORTUGAL (0.07%)
Banco Comercial Portugues SA Class R              35,196          78,578
Portugal Telecom SGPS SA                           8,527          85,829
                                                           -------------
                                                                 164,407
                                                           -------------
SINGAPORE (0.09%)
Chartered Semiconductor Manufacturing
   Ltd. (a)                                       10,000          10,187
Chartered Semiconductor Manufacturing
   Ltd. ADR (a)                                    1,089          10,966
Haw Par Corp. Ltd.                                60,081         157,782
United Overseas Bank Ltd.                          5,000          38,862
                                                           -------------
                                                                 217,797
                                                           -------------
SPAIN (0.48%)
Altadis SA                                         3,804         107,959
Antena 3 Television SA (a)                         1,586          69,898
Banco Bilbao Vizcaya Argentaria SA                 3,466          47,872
Banco Bilbao Vizcaya Argentaria SA ADR             8,683         120,260
Banco Santander Central Hispano SA ADR            25,209         302,760
Iberdrola SA                                       5,442         107,563
Repsol YPF SA                                      2,454          47,854
Repsol YPF SA ADR                                  5,256         102,755
Telefonica SA                                      4,337          63,676
Telefonica SA ADR                                  4,032         178,174
                                                           -------------
                                                               1,148,771
                                                           -------------
SWEDEN (0.23%)
Hennes & Mauritz AB Class B                        1,079          25,643
Hoganas AB Class B                                 5,606         119,984
Nordea AB                                          7,836          58,808
Securitas AB Class B                               2,542          34,269
SSAB Svenskt Stal AB Series A                      5,278          94,259
SSAB Svenskt Stal AB Series B                      5,413          92,909
Svenska Cellulosa AB Class B                         398          16,262
Telefonaktiebolaget LM Ericsson AB
   ADR (a)                                         2,312          40,922
Telefonaktiebolaget LM Ericsson
   Class B (a)                                    39,271   $      70,407
                                                           -------------
                                                                 553,463
                                                           -------------
SWITZERLAND (0.89%)
Adecco SA ADR                                      6,256         100,784
Compagnie Financiere Richemont AG                  3,159          75,862
Credit Suisse Group                                5,673         207,563
Lonza Group AG - Registered                        4,110         236,281
Nestle SA                                          1,397         349,038
Novartis AG                                        8,148         369,929
Roche Holding AG - Genusschein                     2,695         271,843
Swiss Re                                             868          58,604
UBS AG - Registered                                4,697         321,679
Zurich Financial Services AG (a)                     977         140,615
                                                           -------------
                                                               2,132,198
                                                           -------------
UNITED KINGDOM (3.10%)
AstraZeneca PLC                                    1,739          83,430
AstraZeneca PLC ADR                                5,300         256,414
Aviva PLC                                         11,291          99,092
BAA PLC                                           10,837          96,272
Barclays PLC (c)                                   1,145          10,213
Barclays PLC ADR (c)                               6,340         230,459
BG Group PLC                                      32,487         166,764
BHP Billiton PLC                                  17,365         151,699
BP PLC                                            56,199         455,739
BP PLC ADR                                         4,878         240,729
British American Tobacco PLC                      14,100         194,357
British Sky Broadcasting Group PLC
   ADR (a)                                         2,090         106,465
British Telecom PLC ADR                            3,066         104,919
BT Group PLC                                       3,383          11,401
Cadbury Schweppes PLC ADR                          6,075         181,582
Centrica PLC                                      28,125         106,234
Compass Group PLC                                 26,995         183,635
Diageo PLC ADR                                     4,633         244,900
GlaxoSmithKline PLC                                1,903          43,605
GlaxoSmithKline PLC ADR                           10,144         472,913
GUS PLC                                            7,001          96,942
Hanson PLC ADR                                     4,693         171,295
HBOS PLC                                          16,633         215,426
Hong Kong & Shanghai Banking ADR                   1,585         124,930
HSBC Holdings PLC                                 29,432         462,598
Imperial Tobacco Group PLC                         6,024         118,623
Kesa Electricals PLC                              10,525          48,469
Kingfisher PLC                                    19,064          95,045
Lloyds TSB Group PLC                              20,955         168,056
Marks & Spencer Group PLC                         12,483          64,581
National Grid Transco PLC                         14,061         100,748
Pearson PLC                                        7,193          80,092
Prudential Corp. PLC                               8,569          72,442

                 See accompanying notes to financial statements.

                         LIFEPATH 2010 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                             Shares or
                                             principal
                                              amount           Value
                                           -------------   -------------
INTERNATIONAL COMMON STOCKS (Cont.)
UNITED KINGDOM (Cont.)
Reckitt Benckiser PLC                              3,907   $      88,406
Reed International PLC                            11,558          96,677
Reuters Group PLC                                  5,469          23,007
Reuters Group PLC ADR                              1,502          38,121
Rio Tinto PLC                                      1,088          30,053
Royal Bank of Scotland Group PLC                  11,074         326,305
Scottish & Southern Energy PLC                     8,551         103,020
Scottish Power PLC                                15,240         101,557
Shell Transport & Trading Co. PLC                 35,223         261,991
Tesco PLC                                         35,282         162,795
Unilever PLC                                      13,800         128,646
Vodafone Group PLC                               118,581         294,005
Vodafone Group PLC ADR                            14,928         373,797
WPP Group PLC                                      9,416          92,455
                                                           -------------
                                                               7,380,904
                                                           -------------
TOTAL INTERNATIONAL COMMON STOCKS
(Cost: $26,563,822)                                           28,977,113
                                                           -------------
TOTAL COMMON STOCKS
(Cost: $103,040,660)                                         116,328,836
                                                           -------------
PREFERRED STOCKS (0.05%)
AUSTRALIA (0.05%)
News Corp. Ltd. (The)                             16,358         123,249
                                                           -------------
TOTAL PREFERRED STOCKS
(Cost: $107,505)                                                 123,249
                                                           -------------
U.S. GOVERNMENT OBLIGATIONS (49.63%)
U.S. Treasury Bonds
   6.25%, 05/15/30                         $     510,000         588,532
   8.00%, 11/15/21                               565,000         763,059
   10.75%, 08/15/05                              900,000       1,031,555
U.S. Treasury Notes
   1.13%, 06/30/05                             2,310,000       2,297,637
   1.50%, 02/28/05                             9,165,000       9,186,125
   1.63%, 01/31/05                             3,490,000       3,503,496
   1.63%, 03/31/05                             1,740,000       1,745,982
   1.63%, 04/30/05                             3,630,000       3,640,919
   1.88%, 11/30/05                             2,185,000       2,189,097
   2.00%, 08/31/05                             2,365,000       2,380,242
   2.00%, 05/15/06                             3,325,000       3,325,648
   3.25%, 08/15/07                             4,665,000       4,758,482
   3.25%, 08/15/08                         $   1,875,000   $   1,886,426
   3.38%, 11/15/08                             1,185,000       1,194,397
   3.50%, 11/15/06                             2,125,000       2,196,470
   3.88%, 02/15/13                             4,895,000       4,791,745
   4.00%, 11/15/12                             4,700,000       4,654,838
   4.38%, 05/15/07                             2,480,000       2,626,184
   4.75%, 11/15/08                             5,570,000       5,962,947
   4.88%, 02/15/12                             2,300,000       2,435,842
   5.00%, 02/15/11                             1,610,000       1,729,051
   5.00%, 08/15/11                             5,780,000       6,185,502
   5.50%, 05/15/09                               395,000         439,268
   5.63%, 05/15/08                            10,200,000      11,298,887
   5.75%, 11/15/05                             7,635,000       8,197,486
   5.75%, 08/15/10                             1,100,000       1,233,375
   6.00%, 08/15/09                             1,220,000       1,381,888
   6.13%, 08/15/07                             2,630,000       2,943,443
   6.50%, 10/15/06                             8,190,000       9,122,571
   6.75%, 05/15/05                             8,235,000       8,828,175
   6.88%, 05/15/06                             2,690,000       2,990,419
   7.00%, 07/15/06                             2,530,000       2,833,896
                                                           -------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $116,979,224)                                         118,343,584
                                                           -------------
SHORT TERM INVESTMENTS (34.12%)
MONEY MARKET FUNDS (17.73%)
Barclays Global Investors Funds
   Institutional Money Market Fund,
   Institutional Shares (c ) (d)              29,767,584      29,767,584
Barclays Global Investors Funds Prime
   Money Market Fund, Institutional
   Shares (c) (d)                              9,990,753       9,990,753
BlackRock Temp Cash Money Market
   Fund (d)                                      358,219         358,219
Short Term Investment Co. - Liquid
   Assets Money Market Portfolio (d)           2,158,600       2,158,600
                                                           -------------
                                                              42,275,156
                                                           -------------
FLOATING RATE NOTES (7.40%)
Beta Finance Inc.
   1.11%, 05/20/04 (d) (e)                 $     454,125         454,099
   1.12%, 09/15/04 (d) (e)                       908,250         908,187
   1.13%, 10/12/04 (d) (e)                       454,125         454,090
   1.20%, 08/23/04 (d) (e)                       454,125         454,375
CC USA Inc.
   1.06%, 05/24/04 (d) (e)                       908,250         908,216
   1.11%, 04/19/04 (d) (e)                       399,630         399,624
   1.16%, 07/15/04 (d) (e)                       454,125         454,213

                See accompanying notes to financial statements.

                         LIFEPATH 2010 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                             Principal
                                              amount           Value
                                           -------------   -------------
SHORT TERM INVESTMENTS (Cont.)
FLOATING RATE NOTES(Cont.)
Dorada Finance Inc.
   1.11%, 05/20/04 (d) (e)                 $     908,250   $     908,199
   1.24%, 08/09/04 (d)                           227,063         227,042
Five Finance Inc.
   1.13%, 04/15/04 (d) (e)                       454,125         454,125
HBOS Treasury Services PLC
   1.16%, 01/24/05 (d)                           908,250         908,250
Holmes Financing PLC
   1.12%, 04/15/04 (d)                           181,650         181,650
K2 USA LLC
   1.10%, 09/27/04 (d) (e)                       980,910         980,802
   1.12%, 08/16/04 (d) (e)                       227,063         227,042
   1.13%, 05/17/04 (d)                           454,125         454,117
   1.14%, 04/13/04 (d)                           454,125         454,119
Links Finance LLC
   1.10%, 06/28/04 (d4)                          454,125         454,081
   1.10%, 07/20/04 (d)                           363,300         363,260
   1.11%, 03/29/04 (d)                           454,125         454,125
   1.14%, 05/04/04 (d)                           454,125         454,118
Nationwide Building Society
   1.14%, 07/23/04 (d) (e)                       681,188         681,188
   1.17%, 12/28/04 (d) (e)                       908,250         908,250
Permanent Financing PLC
   1.13%, 12/10/04 (d)                           454,125         454,125
Sigma Finance Inc.
   1.09%, 10/07/04 (d)                           908,250         908,112
   1.10%, 07/20/04 (d)                           454,125         454,075
   1.13%, 07/01/04 (d)                           454,125         454,070
   1.24%, 08/06/04 (d)                           227,063         227,049
Tango Finance Corp.
   1.09%, 07/15/04 (d) (e)                       272,475         272,427
   1.10%, 07/06/04 (d) (e)                       272,475         272,461
WhistleJacket Capital LLC
   1.12%, 09/15/04 (d) (e)                       454,125         454,061
White Pine Finance LLC
   1.10%, 08/26/04 (d) (e)                       454,125         454,080
   1.12%, 04/20/04 (d) (e)                       454,125         454,125
   1.12%, 11/15/04 (d) (e)                       544,950         544,950
   1.13%, 07/06/04 (d) (e)                       544,950         544,924
                                                           -------------
                                                              17,637,631
                                                           -------------
TIME DEPOSITS (2.76%)
Abbey National Treasury Services PLC
   1.40%, 10/25/04 (d4)                          908,250         908,139
Bank of New York
   1.39%, 11/01/04 (d)                           908,250         908,175
Bank of Nova Scotia
   1.24%, 10/07/04 (d)                           681,188         681,136
   1.42%, 10/29/04 (d)                           681,188         681,230
Canadian Imperial Bank of Commerce
   1.24%, 10/07/04 (d)                           681,188         681,110
   1.40%, 10/29/04 (d)                           908,250         908,232
SunTrust Bank
   0.81%, 01/02/04 (d)                     $   1,135,313   $   1,135,313
Toronto-Dominion Bank
   1.41%, 11/01/04 (d)                           681,188         681,131
                                                           -------------
                                                               6,584,466
                                                           -------------
REPURCHASE AGREEMENTS (2.66%)
Goldman, Sachs & Co.
   1.02%, 01/02/04 (d)                         2,724,751       2,724,751
Merrill Lynch
   0.98%, 01/02/04 (d)                           908,250         908,250
   0.98%, 01/02/04 (d)                           908,250         908,250
   1.00%, 01/02/04 (d)                         1,816,501       1,816,501
                                                           -------------
                                                               6,357,752
                                                           -------------
COMMERCIAL PAPER (2.64%)
Alpine Securitization Corp.
   1.09%, 01/07/04 (d)                           454,125         454,056
   1.09%, 01/09/04 (d)                           454,125         454,029
   1.10%, 01/20/04 (d)                           454,125         453,875
Amsterdam Funding Corp.
   1.09%, 01/07/04 (d)                           454,125         454,056
   1.09%, 01/20/04 (d)                           454,125         453,878
Barton Capital Corp.
   1.09%, 01/13/04 (d)                           272,475         272,384
Edison Asset Securitization
   1.09%, 01/23/04 (d)                           454,125         453,836
Falcon Asset Securitization
   1.09%, 01/16/04 (d)                           908,250         907,865
Jupiter Securitization Corp.
   1.09%, 01/14/04 (d)                           999,075         998,714
Preferred Receivables Funding Corp.
   1.09%, 01/12/04 (d)                           817,425         817,178
Receivables Capital Corp.
   1.02%, 01/06/04 (d)                           571,934         571,869
                                                           -------------
                                                               6,291,740
                                                           -------------

                 See accompanying notes to financial statements.

                         LIFEPATH 2010 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                             Principal
                                               amount          Value
                                           -------------   -------------
SHORT TERM INVESTMENTS (Cont.)
U.S. GOVERNMENT AGENCY NOTES (0.93%)
Federal Home Loan Mortgage Corporation
   1.15%, 05/12/04 (d)                     $     681,188   $     678,337
   1.28%, 08/19/04 (d)                           363,300         360,329
Federal National Mortgage Association
   1.28%, 08/20/04 (d)                         1,180,725       1,171,029
                                                           -------------
                                                               2,209,695
                                                           -------------
TOTAL SHORT TERM INVESTMENTS
(Cost: $ 81,356,440)                                          81,356,440
                                                           -------------
TOTAL INVESTMENTS IN SECURITIES (132.58%)
(Cost $ 301,483,829)                                         316,152,109
Other Assets, Less Liabilities (-32.58%)                     (77,696,904)
                                                           -------------
NET ASSETS (100.00%)                                       $ 238,455,205
                                                           =============

(a)  Non-income earning securities.
(b) Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(c)  Issuer is affiliated with the Master Portfolio's investment advisor. See
     Note 2.
(d) All or a portion of this security represents investments of securities lending collateral.
(e) Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                 See accompanying notes to financial statements.

                         LIFEPATH 2020 MASTER PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                December 31, 2003

                                              Shares           Value
                                           -------------   -------------
COMMON STOCKS (64.45%)
U.S. COMMON STOCKS (48.85%)
ADVERTISING (0.13%)
ADVO Inc.                                          3,829   $     121,609
Getty Images Inc. (a)                              1,068          53,539
Interpublic Group of Companies Inc. (a)            7,672         119,683
Omnicom Group Inc.                                 3,485         304,345
                                                           -------------
                                                                 599,176
                                                           -------------
AEROSPACE / DEFENSE (0.66%)
Boeing Co. (The)                                  16,153         680,687
General Dynamics Corp.                             3,699         334,353
Goodrich (B.F.) Co.                                3,386         100,530
L-3 Communications Holdings Inc. (a)               1,378          70,774
Lockheed Martin Corp.                              8,473         435,512
Northrop Grumman Corp.                             3,426         327,526
Raytheon Co.                                       7,278         218,631
Rockwell Collins Inc.                              4,473         134,324
United Technologies Corp.                          8,515         806,967
                                                           -------------
                                                               3,109,304
                                                           -------------
AIRLINES (0.13%)
Alaska Air Group Inc. (a)                            818          22,323
AMR Corp. (a)                                      4,102          53,121
Continental Airlines Inc. Class B (a)              1,228          19,980
Delta Air Lines Inc.                               2,604          30,753
JetBlue Airways Corp. (a)                          1,444          38,295
Northwest Airlines Corp. (a)                       5,186          65,447
Southwest Airlines Co.                            22,727         366,814
                                                           -------------
                                                                 596,733
                                                           -------------
APPAREL (0.13%)
Jones Apparel Group Inc.                           2,625          92,479
Liz Claiborne Inc.                                 2,526          89,572
Nike Inc. Class B                                  4,365         298,828
VF Corp.                                           2,478         107,149
Warnaco Group Inc. (The) (a)                         612           9,761
                                                           -------------
                                                                 597,789
                                                           -------------
AUTO MANUFACTURERS (0.28%)
Ford Motor Company                                32,537         520,592
General Motors Corp.                              10,074         537,952
Navistar International Corp. (a)                   1,405          67,285
PACCAR Inc.                                        2,100         178,752
                                                           -------------
                                                               1,304,581
                                                           -------------
AUTO PARTS & EQUIPMENT (0.14%)
ArvinMeritor Inc.                                  1,636          39,460
Autoliv Inc.                                       2,202          82,905
BorgWarner Inc.                                      792          67,375
Cooper Tire & Rubber Co.                           3,722          79,576
Dana Corp.                                         3,879          71,180
Delphi Corp.                                       9,252          94,463
Goodyear Tire & Rubber Co. (The) (a)               3,998   $      31,424
Lear Corp.                                         1,014          62,189
Standard Motor Products Inc.                       5,802          70,494
Visteon Corp.                                      6,236          64,917
                                                           -------------
                                                                 663,983
                                                           -------------
BANKS (3.86%)
ABC Bancorp                                        2,058          32,866
AmSouth Bancorp                                    5,365         131,442
Associated Bancorp                                 2,254          96,133
Bank of America Corp.                             28,946       2,328,127
Bank of New York Co. Inc. (The)                   14,942         494,879
Bank One Corp.                                    20,956         955,384
Banknorth Group Inc.                               2,240          72,867
BB&T Corp.                                         9,650         372,876
Bryn Mawr Bank Corp.                               2,756          67,494
Cascade Bancorp                                    7,113         136,996
CB Bancshares Inc.                                   123           7,810
Charter One Financial Inc.                         3,341         115,432
City National Corp.                                  579          35,967
CoBiz Inc.                                         2,969          54,689
Columbia Bancorp                                   3,220         102,879
Comerica Inc.                                      2,784         156,071
Commerce Bancorp Inc.                                633          33,346
Commerce Bancshares Inc.                           2,784         136,472
Commercial Federal Corp.                           1,797          47,998
Compass Bancshares Inc.                            2,313          90,924
Connecticut Bankshares Inc.                        5,162         266,049
Downey Financial Corp.                             1,199          59,111
Fifth Third Bancorp                                9,909         585,622
First Bancorp                                        712          28,160
First Oak Brook Bancshares Class A                 2,614          78,446
First Place Financial Corp.                        5,134         100,267
First Tennessee National Corp.                     1,773          78,189
FirstMerit Corp.                                   3,609          97,335
FleetBoston Financial Corp.                       20,760         906,174
Fulton Financial Corp.                             4,436          97,193
German American Bancorp                            1,377          24,098
Golden West Financial Corp.                        2,176         224,541
Greene County Bancshares Inc.                        495          11,524
GreenPoint Financial Corp.                         2,332          82,366
Hibernia Corp. Class A                             3,716          87,363
Horizon Financial Corp.                           25,671         449,499
Hudson United Bancorp                              1,661          61,374
Huntington Bancshares Inc.                         5,164         116,190
Independence Community Bank Corp.                  1,345          48,380
ITLA Capital Corp. (a)                             1,702          85,270
KeyCorp                                            6,886         201,898
M&T Bank Corp.                                       788          77,460
Marshall & Ilsley Corp.                            4,488         171,666
Mellon Financial Corp.                             8,062         258,871
Mercantile Bankshares Corp.                        1,662          75,754

                 See accompanying notes to financial statements.

                         LIFEPATH 2020 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                              Shares           Value
                                           -------------   -------------
U.S. COMMON STOCKS (Cont.)
BANKS (Cont.)
National City Corp.                               10,941   $     371,338
National Commerce Financial Corp.                  3,613          98,563
New York Community Bancorp Inc.                    3,358         127,772
North Fork Bancorp Inc.                            2,213          89,560
Northern Trust Corp.                               4,210         195,428
Park National Corp.                                  397          44,921
Peoples Bancorp Inc.                               2,282          67,342
PFF Bancorp Inc.                                   1,957          71,000
PNC Financial Services Group                       4,551         249,076
Popular Inc.                                       2,196          98,688
Prosperity Bancshares Inc.                         8,790         197,951
Provident Financial Group Inc.                       897          28,659
Regions Financial Corp.                            3,480         129,456
Silicon Valley Bancshares (a)                      1,423          51,328
SouthTrust Corp.                                   5,487         179,590
Sovereign Bancorp Inc.                             7,658         181,878
State Bancorp Inc.                                 1,369          33,212
State Street Corp.                                 6,390         332,791
SunTrust Banks Inc.                                4,872         348,348
Synovus Financial Corp.                            6,241         180,490
TCF Financial Corp.                                  813          41,748
Trustmark Corp.                                      528          15,455
U.S. Bancorp                                      37,413       1,114,159
Union Planters Corp.                               3,313         104,326
UnionBanCal Corp.                                    830          47,758
Valley National Bancorp                            3,838         112,070
Wachovia Corp.                                    25,290       1,178,261
Washington Mutual Inc.                            15,352         615,922
Wells Fargo & Company                             32,553       1,917,046
Westamerica Bancorp                                1,162          57,751
Wilmington Trust Corp.                             1,928          69,408
Zions Bancorporation                               1,741         106,776
                                                           -------------
                                                              18,201,523
                                                           -------------
BEVERAGES (1.19%)
Anheuser-Busch Companies Inc.                     21,197       1,116,658
Brown-Forman Corp. Class B                         1,035          96,721
Coca-Cola Co. (The)                               50,103       2,542,727
Coca-Cola Enterprises Inc.                         8,033         175,682
Pepsi Bottling Group Inc.                          4,843         117,104
PepsiAmericas Inc.                                 3,757          64,320
PepsiCo Inc.                                      32,647       1,522,003
                                                           -------------
                                                               5,635,215
                                                           -------------
BIOTECHNOLOGY (0.62%)
Amgen Inc. (a)                                    23,385       1,445,193
Applera Corp. - Celera Genomics
   Group (a)                                       3,155          43,886
Biogen Idec Inc. (a)                               5,450         200,451
Cephalon Inc. (a)                                  1,058          51,218
Charles River Laboratories
   International Inc. (a)                          1,492          51,220
Chiron Corp. (a)                                   3,444   $     196,274
CuraGen Corp. (a)                                  2,949          21,616
Gene Logic Inc. (a)                                3,692          19,161
Genentech Inc. (a)                                 3,512         328,618
Genzyme Corp. - General Division (a)               3,730         184,038
Human Genome Sciences Inc. (a)                     3,777          50,045
ICOS Corp. (a)                                     1,093          45,119
Immunomedics Inc. (a)                              1,487           6,781
Incyte Corp. (a)                                   3,261          22,305
Invitrogen Corp. (a)                                 980          68,600
Millennium Pharmaceuticals Inc. (a)                6,343         118,424
Protein Design Labs Inc. (a)                       2,862          51,230
                                                           -------------
                                                               2,904,179
                                                           -------------
BUILDING MATERIALS (0.16%)
American Standard Companies Inc. (a)               1,198         120,639
Masco Corp.                                        8,472         232,218
Rayonier Inc.                                      3,924         162,894
Texas Industries Inc.                              3,556         131,572
Vulcan Materials Co.                               2,418         115,024
                                                           -------------
                                                                 762,347
                                                           -------------
CHEMICALS (0.72%)
Air Products & Chemicals Inc.                      3,999         211,267
Ashland Inc.                                       1,466          64,592
Cabot Corp.                                        2,044          65,081
Crompton Corp.                                     5,117          36,689
Dow Chemical Co. (The)                            16,909         702,907
Du Pont (E.I.) de Nemours and Co.                 18,110         831,068
Eastman Chemical Co.                                 954          37,712
Engelhard Corp.                                    2,696          80,745
Great Lakes Chemical Corp.                         4,142         112,621
Hercules Inc. (a)                                  3,071          37,466
IMC Global Inc.                                    4,536          45,042
Lubrizol Corp.                                     2,406          78,243
Millennium Chemicals Inc.                          5,399          68,459
Monsanto Co.                                       4,426         127,380
PPG Industries Inc.                                2,850         182,457
Praxair Inc.                                       5,252         200,626
Rogers Corp. (a)                                   1,800          79,416
Rohm & Haas Co.                                    4,236         180,920
Sherwin-Williams Co. (The)                         3,046         105,818
Sigma-Aldrich Corp.                                1,509          86,285
Valspar Corp. (The)                                1,692          83,619
                                                           -------------
                                                               3,418,413
                                                           -------------
COMMERCIAL SERVICES (0.80%)
Apollo Group Inc. Class A (a)                      3,234         219,912
Arbitron Inc. (a)                                  2,434         101,546
Block (H & R) Inc.                                 3,021         167,273
Career Education Corp. (a)                         1,678          67,237
Caremark Rx Inc. (a)                               4,227         107,070

                 See accompanying notes to financial statements.

                         LIFEPATH 2020 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                              Shares           Value
                                           -------------   -------------
U.S. COMMON STOCKS (Cont.)
COMMERCIAL SERVICES (Cont.)
Cendant Corp. (a)                                 19,944   $     444,153
Concord EFS Inc. (a)                               8,906         132,165
Convergys Corp. (a)                                3,984          69,561
Corporate Executive Board Co. (The) (a)              800          37,336
CorVel Corp. (a)                                   1,606          60,386
Deluxe Corp.                                       1,845          76,254
DeVry Inc. (a)                                     2,008          50,461
Donnelley (R.R.) & Sons Co                         3,224          97,204
Dun & Bradstreet Corp. (a)                         2,225         112,830
Ecolab Inc.                                        4,246         116,213
Equifax Inc.                                       3,621          88,714
Fair Isaac Corp.                                     861          42,327
First Health Group Corp. (a)                       3,580          69,667
Hudson Highland Group Inc. (a)                       214           5,104
InterActiveCorp (a)                                6,305         213,929
Iron Mountain Inc. (a)                             1,524          60,259
ITT Educational Services Inc. (a)                  1,131          53,123
Landauer Inc.                                      2,867         116,916
Manpower Inc.                                      2,235         105,224
McKesson Corp.                                     5,372         172,764
Monster Worldwide Inc. (a)                         2,855          62,696
Moody's Corp.                                      2,637         159,670
MPS Group Inc. (a)                                 3,618          33,828
Paychex Inc.                                       6,862         255,266
Plexus Corp. (a)                                   2,649          45,483
Robert Half International Inc. (a)                 4,899         114,343
ServiceMaster Co. (The)                            6,219          72,451
Strayer Education Inc.                               289          31,452
United Rentals Inc. (a)                            2,358          45,415
Valassis Communications Inc. (a)                   1,915          56,205
Viad Corp.                                         3,142          78,550
Weight Watchers International Inc. (a)               722          27,703
                                                           -------------
                                                               3,770,690
                                                           -------------
COMPUTERS (2.72%)
Affiliated Computer Services Inc.
   Class A (a)                                     1,677          91,329
Apple Computer Inc. (a)                            6,781         144,910
Brocade Communications
   Systems Inc. (a)                                6,198          35,824
CACI International Inc. Class A (a)                  661          32,138
Ceridian Corp. (a)                                 3,668          76,808
Cisco Systems Inc. (a)                           129,991       3,157,481
Computer Sciences Corp. (a)                        3,544         156,751
Dell Inc. (a)                                     48,054       1,631,914
Diebold Inc.                                       1,424          76,711
DST Systems Inc. (a)                               1,881          78,551
Echelon Corp. (a)                                  3,549          39,536
Electronic Data Systems Corp.                      8,583         210,627
EMC Corp. (a)                                     45,318         585,510
Enterasys Networks Inc. (a)                        6,817          25,564
Extreme Networks Inc. (a)                          3,955   $      28,516
FactSet Research Systems Inc.                      2,017          77,070
Foundry Networks Inc. (a)                          2,198          60,137
Gateway Inc. (a)                                   7,585          34,891
Hewlett-Packard Co.                               60,162       1,381,921
Hyperion Solutions Corp. (a)                       1,320          39,785
Imation Corp.                                      1,262          44,359
International Business Machines Corp.             31,934       2,959,643
Internet Security Systems Inc. (a)                 1,993          37,528
Juniper Networks Inc. (a)                          5,686         106,214
Lexmark International Inc. (a)                     2,412         189,680
McDATA Corp. Class A (a)                           2,565          24,444
Mindspeed Technologies Inc. (a)                   10,008          68,555
NCR Corp. (a)                                      2,315          89,822
Network Appliance Inc. (a)                         6,764         138,865
PalmOne Inc. (a)                                   2,007          23,582
Quantum Corp. (a)                                  4,547          14,187
RSA Security Inc. (a)                              2,238          31,780
SanDisk Corp. (a)                                  1,360          83,150
Seagate Technology Inc. (b)                        4,153              --
Storage Technology Corp. (a)                       2,084          53,663
Sun Microsystems Inc. (a)                         55,871         250,861
SunGard Data Systems Inc. (a)                      5,182         143,593
Synopsys Inc. (a)                                  2,394          80,821
3Com Corp. (a)                                     4,989          40,760
Unisys Corp. (a)                                   6,082          90,318
VeriSign Inc. (a)                                  3,620          59,006
Veritas Software Corp. (a)                         8,095         300,810
Western Digital Corp. (a)                          3,357          39,579
                                                           -------------
                                                              12,837,194
                                                           -------------
COSMETICS / PERSONAL CARE (1.01%)
Alberto-Culver Co. Class B                           890          56,141
Avon Products Inc.                                 3,970         267,935
Colgate-Palmolive Co.                              9,627         481,831
Estee Lauder Companies Inc. Class A                1,621          63,640
Gillette Co. (The)                                18,849         692,324
International Flavors & Fragrances Inc.            2,202          76,894
Kimberly-Clark Corp.                              10,762         635,927
Procter & Gamble Co.                              24,845       2,481,519
                                                           -------------
                                                               4,756,211
                                                           -------------
DISTRIBUTION / WHOLESALE (0.16%)
CDW Corp.                                          1,549          89,470
Costco Wholesale Corp. (a)                         9,065         337,037
Fastenal Co.                                       2,162         107,970
Genuine Parts Co.                                  3,031         100,629
Grainger (W.W.) Inc.                               1,371          64,972
Tech Data Corp. (a)                                1,216          48,263
                                                           -------------
                                                                 748,341
                                                           -------------

                 See accompanying notes to financial statements.

                         LIFEPATH 2020 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                              Shares           Value
                                           -------------   -------------
U.S. COMMON STOCKS (Cont.)
DIVERSIFIED FINANCIAL SERVICES (4.30%)
Affiliated Managers Group Inc. (a)                   604   $      42,032
American Express Co.                              23,729       1,144,450
American International Group Inc.                 53,701       3,559,302
AmeriCredit Corp. (a)                              2,265          36,081
Bear Stearns Companies Inc. (The)                  1,627         130,079
Capital One Financial Corp.                        4,726         289,657
CIT Group Inc.                                     3,677         132,188
Citigroup Inc.                                   102,414       4,971,176
Citigroup Inc. Warrants
   (Expires 12/31/50) (a)                            800             848
Countrywide Financial Corp.                        3,587         272,099
E*TRADE Financial Corp. (a)                       11,458         144,944
Edwards (A.G.) Inc.                                1,777          64,381
Fannie Mae                                        18,130       1,360,838
Federated Investors Inc. Class B                   2,741          80,476
Franklin Resources Inc.                            4,772         248,430
Freddie Mac                                       14,568         849,606
Goldman Sachs Group Inc. (The)                     9,159         904,268
Janus Capital Group Inc.                           4,559          74,813
Jefferies Group Inc.                               1,224          40,416
JP Morgan Chase & Co.                             40,002       1,469,273
Knight Trading Group Inc. (a)                      1,767          25,869
Legg Mason Inc.                                    1,025          79,109
Lehman Brothers Holdings Inc.                      5,356         413,590
MBNA Corp.                                        24,907         618,939
Merrill Lynch & Co. Inc.                          18,412       1,079,864
Metris Companies Inc. (a)                          8,929          39,645
Morgan Stanley                                    21,161       1,224,587
Providian Financial Corp. (a)                      5,546          64,555
Raymond James Financial Inc.                       1,837          69,255
Schwab (Charles) Corp. (The)                      26,443         313,085
SEI Investment Co.                                 1,551          47,259
SLM Corp.                                          7,679         289,345
T. Rowe Price Group Inc.                           2,731         129,477
World Acceptance Corp. (a)                         3,873          77,111
                                                           -------------
                                                              20,287,047
                                                           -------------
ELECTRIC (1.26%)
AES Corp. (The) (a)                               12,748         120,341
Allegheny Energy Inc. (a)                          5,296          67,577
Ameren Corp.                                       2,786         128,156
American Electric Power Co. Inc.                  10,910         332,864
Calpine Corp. (a)                                  5,088          24,473
CenterPoint Energy Inc.                            6,613          64,080
Cinergy Corp.                                      3,035         117,788
CMS Energy Corp. (a)                               3,467          29,539
Consolidated Edison Inc.                           3,888         167,223
Constellation Energy Group Inc.                    3,465         135,689
Dominion Resources Inc.                            6,779         432,704
DTE Energy Co.                                     2,706         106,616
Duke Energy Corp.                                 18,231         372,824
Duquesne Light Holdings Inc.                       5,064          92,874
Edison International (a)                           6,610   $     144,957
Energy East Corp.                                  1,851          41,462
Entergy Corp.                                      4,381         250,287
Exelon Corp.                                       6,650         441,294
FirstEnergy Corp.                                  6,705         236,016
FPL Group Inc.                                     3,426         224,129
Hawaiian Electric Industries Inc.                  1,913          90,619
NiSource Inc.                                      5,049         110,775
Pepco Holdings Inc.                                1,967          38,435
PG&E Corp. (a)                                     8,509         236,295
Pinnacle West Capital Corp.                        2,273          90,965
PNM Resources Inc.                                 2,830          79,523
PPL Corp.                                          3,145         137,594
Progress Energy Inc.                               4,774         216,071
Public Service Enterprise Group Inc.               4,053         177,521
Reliant Resources Inc. (a)                         5,215          38,382
SCANA Corp.                                        2,510          85,967
Southern Company                                  14,758         446,429
TECO Energy Inc.                                   2,969          42,783
Texas Genco Holdings Inc.                            330          10,725
TXU Corp.                                          4,833         114,639
UIL Holdings Corp.                                   698          31,480
Wisconsin Energy Corp.                             1,979          66,198
WPS Resources Corp.                                5,079         234,802
Xcel Energy Inc.                                   8,316         141,206
                                                           -------------
                                                               5,921,302
                                                           -------------
ELECTRICAL COMPONENTS & EQUIPMENT (0.07%)
American Power Conversion Corp.                    4,905         119,927
Energizer Holdings Inc. (a)                        1,649          61,936
Molex Inc.                                         3,912         136,490
Power-One Inc. (a)                                 3,507          37,981
                                                           -------------
                                                                 356,334
                                                           -------------
ELECTRONICS (0.44%)
Agilent Technologies Inc. (a)                      9,411         275,178
Applera Corp. - Applied Biosystems
   Group                                           4,728          97,917
Arrow Electronics Inc. (a)                         2,688          62,200
Avnet Inc. (a)                                     2,495          54,042
Benchmark Electronics Inc. (a)                     1,024          35,645
Cabot Microelectronics Corp. (a)                   1,180          57,820
Cognex Corp.                                       1,047          29,567
Cymer (a)                                            702          32,425
Fairchild Semiconductor
   International Inc. Class A                      3,300          82,401
Gentex Corp.                                       1,374          60,676
Jabil Circuit Inc. (a)                             4,317         122,171
Johnson Controls Inc.                              1,433         166,400
Mettler Toledo International Inc. (a)              1,285          54,240
Millipore Corp. (a)                                1,603          69,009

                 See accompanying notes to financial statements.

                         LIFEPATH 2020 MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (Continued)
                               December 31, 2003

                                               Shares          Value
                                           -------------   -------------
U.S. COMMON STOCKS (Cont.)
ELECTRONICS (Cont.)
Parker Hannifin Corp.                              2,016   $     119,952
PerkinElmer Inc.                                   3,441          58,738
Sanmina-SCI Corp. (a)                             10,043         126,642
Solectron Corp. (a)                               13,777          81,422
Symbol Technologies Inc.                           5,372          90,733
Tektronix Inc.                                     3,209         101,404
Thermo Electron Corp. (a)                          4,296         108,259
Valence Technology Inc. (a)                       12,355          48,679
Vishay Intertechnology Inc. (a)                    2,914          66,731
Waters Corp. (a)                                   2,438          80,844
                                                           -------------
                                                               2,083,095
                                                           -------------
ENGINEERING & CONSTRUCTION (0.05%)
EMCOR Group Inc. (a)                               2,103          92,322
Fluor Corp.                                        1,858          73,651
Jacobs Engineering Group Inc. (a)                  1,200          57,612
                                                           -------------
                                                                 223,585
                                                           -------------
ENTERTAINMENT (0.08%)
Hollywood Entertainment Corp. (a)                  1,445          19,869
International Game Technology Inc.                 6,203         221,447
International Speedway Corp. Class A               2,475         110,533
Speedway Motorsports Inc.                          1,201          34,733
                                                           -------------
                                                                 386,582
                                                           -------------
ENVIRONMENTAL CONTROL (0.11%)
Allied Waste Industries Inc. (a)                   4,993          69,303
Republic Services Inc.                             2,446          62,691
Waste Management Inc.                             13,953         413,009
                                                           -------------
                                                                 545,003
                                                           -------------
FOOD (0.92%)
Albertson's Inc.                                  10,786         244,303
Applebee's International Inc.                        715          28,078
Archer-Daniels-Midland Co.                        12,294         187,115
Campbell Soup Co.                                  6,646         178,113
CEC Entertainment Inc. (a)                           924          43,788
ConAgra Foods Inc.                                 9,238         243,791
Dean Foods Co. (a)                                 2,313          76,028
Del Monte Foods Co. (a)                            2,078          21,611
Flowers Foods Inc.                                 5,074         130,909
General Mills Inc.                                 6,613         299,569
Heinz (H.J.) Co.                                   5,626         204,955
Hershey Foods Corp.                                1,722         132,577
Hormel Foods Corp.                                 2,904          74,952
IHOP Corp.                                           728          28,013
Kellogg Co.                                        6,771         257,840
Kraft Foods Inc.                                   4,009         129,170
Kroger Co. (a)                                    16,875         312,356
McCormick & Co. Inc.                               4,311         129,761
Safeway Inc. (a)                                  12,159         266,404
Sara Lee Corp.                                    13,314   $     289,047
Smucker (J.M.) Co. (The)                           2,541         115,082
Sonic Corp. (a)                                    1,005          30,773
SUPERVALU Inc.                                     4,133         118,162
Sysco Corp.                                       11,399         424,385
Tyson Foods Inc. Class A                           4,356          57,673
Whole Foods Market Inc. (a)                        1,113          74,716
Winn-Dixie Stores Inc.                             4,064          40,437
Wrigley (William Jr.) Co.                          3,269         183,750
                                                           -------------
                                                               4,323,358
                                                           -------------
FOREST PRODUCTS & PAPER (0.29%)
Boise Cascade Corp.                                1,475          48,468
Bowater Inc.                                       1,416          65,575
Georgia-Pacific Corp.                              5,026         154,147
International Paper Co.                            9,239         398,293
Louisiana-Pacific Corp. (a)                        4,121          73,683
MeadWestvaco Corp.                                 4,080         121,380
Plum Creek Timber Co. Inc.                         3,870         117,841
Potlatch Corp.                                     1,787          62,134
Temple-Inland Inc.                                   930          58,283
Weyerhaeuser Co.                                   4,092         261,888
                                                           -------------
                                                               1,361,692
                                                           -------------
GAS (0.05%)
AGL Resources Inc.                                 1,229          35,764
KeySpan Corp.                                      2,175          80,040
Sempra Energy                                      3,995         120,090
                                                           -------------
                                                                 235,894
                                                           -------------
HAND / MACHINE TOOLS (0.16%)
Black & Decker Corp.                               1,392          68,653
Emerson Electric Co.                               8,058         521,755
SPX Corp. (a)                                      1,351          79,452
Stanley Works (The)                                1,997          75,626
                                                           -------------
                                                                 745,486
                                                           -------------
HEALTH CARE (2.31%)
Accredo Health Inc. (a)                            1,396          44,128
Aetna Inc.                                         2,709         183,074
Anthem Inc. (a)                                    2,434         182,550
Apogent Technologies Inc. (a)                      3,990          91,930
Apria Healthcare Group Inc. (a)                    2,955          84,129
Bard (C.R.) Inc.                                   1,274         103,512
Bausch & Lomb Inc.                                 1,749          90,773
Baxter International Inc.                         10,552         322,047
Beckman Coulter Inc.                               1,804          91,697
Becton, Dickinson & Co.                            4,039         166,164
Biomet Inc.                                        5,253         191,262
Bio-Rad Laboratories Inc. Class A (a)                737          42,503
Boston Scientific Corp. (a)                       15,001         551,437
Cerner Corp. (a)                                   1,587          60,068

                 See accompanying notes to financial statements.

                         LIFEPATH 2020 MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (Continued)
                               December 31, 2003

                                               Shares          Value
                                           -------------   -------------
U.S. COMMON STOCKS (Cont.)
HEALTH CARE (Cont.)
Covance Inc. (a)                                   2,892   $      77,506
Edwards Lifesciences Corp. (a)                     1,062          31,945
Enzon Pharmaceuticals Inc. (a)                     2,024          24,288
Express Scripts Inc. (a)                           1,280          85,030
Guidant Corp.                                      5,711         343,802
HCA Inc.                                           9,413         404,382
Health Management Associates Inc.
   Class A                                         5,070         121,680
Health Net Inc. (a)                                2,138          69,913
Henry Schein Inc. (a)                                769          51,969
Humana Inc. (a)                                    4,790         109,451
IGEN International Inc. (a)                          790          46,539
Invacare Corp.                                     3,365         135,845
Johnson & Johnson                                 54,601       2,820,688
Kindred Healthcare Inc. (a)                          825          42,883
Laboratory Corp. of America
   Holdings (a)                                    2,458          90,823
Lincare Holdings Inc. (a)                          1,652          49,610
Manor Care Inc.                                    3,051         105,473
Medco Health Solutions Inc. (a)                    9,165         311,518
Medtronic Inc.                                    22,145       1,076,468
Oxford Health Plans Inc. (a)                       1,575          68,512
PacifiCare Health Systems Inc. (a)                   953          64,423
Patterson Dental Co. (a)                             880          56,461
Pediatrix Medical Group Inc. (a)                     602          33,164
Quest Diagnostics Inc. (a)                         1,778         129,990
Renal Care Group Inc. (a)                          2,696         111,075
ResMed Inc. (a)                                    1,585          65,841
Respironics Inc. (a)                                 794          35,801
St. Jude Medical Inc. (a)                          2,931         179,817
Stryker Corp.                                      3,316         281,893
Tenet Healthcare Corp. (a)                         8,652         138,865
Triad Hospitals Inc. (a)                           1,668          55,494
UnitedHealth Group Inc.                           10,670         620,781
Universal Health Services Inc. Class B             1,122          60,274
Varian Medical Systems Inc. (a)                      922          63,710
Viasys Healthcare Inc. (a)                         3,574          73,624
Vital Images Inc. (a)                              4,449          79,370
WebMD Corp. (a)                                    3,224          28,984
WellPoint Health Networks Inc. (a)                 2,766         268,274
Zimmer Holdings Inc. (a)                           4,095         288,288
                                                           -------------
                                                              10,909,728
                                                           -------------
HOME BUILDERS (0.10%)
Cavco Industries Inc. (a)                             26             624
Centex Corp.                                       1,160         124,874
Lennar Corp. Class A                                 778          74,688
Lennar Corp. Class B                                  57           5,210
M.D.C. Holdings Inc.                               1,521          98,104
Pulte Homes Inc.                                   1,394         130,506
Thor Industries Inc.                                 618   $      34,744
                                                           -------------
                                                                 468,750
                                                           -------------
HOME FURNISHINGS (0.10%)
Ethan Allen Interiors Inc.                         2,929         122,667
Furniture Brands International Inc.                1,818          53,322
Leggett & Platt Inc.                               5,350         115,720
Maytag Corp.                                       2,209          61,521
Polycom Inc. (a)                                   3,190          62,269
Whirlpool Corp.                                      814          59,137
                                                           -------------
                                                                 474,636
                                                           -------------
HOUSEHOLD PRODUCTS / WARES (0.14%)
Avery Dennison Corp.                               1,887         105,710
Clorox Co.                                         3,152         153,061
Fortune Brands Inc.                                2,369         169,360
Newell Rubbermaid Inc.                             5,049         114,966
Tupperware Corp.                                   4,287          74,337
Yankee Candle Co. Inc. (The) (a)                   1,519          41,514
                                                           -------------
                                                                 658,948
                                                           -------------
INSURANCE (1.50%)
ACE Ltd.                                           6,347         262,893
AFLAC Inc.                                         9,888         357,748
Allmerica Financial Corp. (a)                      3,652         112,372
Allstate Corp. (The)                              13,313         572,725
Ambac Financial Group Inc.                         1,719         119,281
American National Insurance Co.                      949          80,067
AmerUs Group Co.                                     658          23,010
AON Corp.                                          5,241         125,470
Chubb Corp.                                        3,435         233,923
CIGNA Corp.                                        2,979         171,292
Cincinnati Financial Corp.                         3,872         162,159
CNA Financial Corp. (a)                            1,884          45,404
Commerce Group Inc.                                1,366          53,957
Fidelity National Financial Inc.                   1,776          68,873
Hancock (John) Financial Services Inc.             5,335         200,063
Hartford Financial Services Group Inc.             5,386         317,936
Jefferson-Pilot Corp.                              2,062         104,440
Lincoln National Corp.                             3,212         129,668
Loews Corp.                                        2,866         141,724
Marsh & McLennan Companies Inc.                    9,743         466,592
MBIA Inc.                                          2,442         144,640
MetLife Inc.                                      14,482         487,609
MGIC Investment Corp.                              1,704          97,026
MONY Group Inc. (The) (a)                          2,295          71,811
Nationwide Financial Services Inc.                 1,195          39,507
Old Republic International Corp.                   3,288          83,384
PMI Group Inc. (The)                               1,886          70,216
Principal Financial Group Inc.                     5,759         190,450
Progressive Corp. (The)                            4,133         345,477
Protective Life Corp.                              2,023          68,458

                 See accompanying notes to financial statements.

                         LIFEPATH 2020 MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (Continued)
                               December 31, 2003

                                               Shares          Value
                                           -------------   -------------
U.S. COMMON STOCKS (Cont.)
INSURANCE (Cont.)
Prudential Financial Inc.                         10,071   $     420,666
Radian Group Inc.                                  1,491          72,686
SAFECO Corp.                                       2,842         110,639
St. Paul Companies Inc.                            3,644         144,485
StanCorp Financial Group Inc.                      1,030          64,766
Stewart Information Services Corp.                 1,418          57,500
Torchmark Corp.                                    1,871          85,205
Travelers Property Casualty Corp.
   Class B                                        19,330         328,030
Unitrin Inc.                                       2,788         115,451
UNUMProvident Corp.                                6,177          97,411
XL Capital Ltd. Class A                            3,169         245,756
                                                           -------------
                                                               7,090,770
                                                           -------------
IRON / STEEL (0.06%)
Allegheny Technologies Inc.                        3,799          50,223
Nucor Corp.                                        1,357          75,992
United States Steel Corp.                          4,693         164,349
                                                           -------------
                                                                 290,564
                                                           -------------
LEISURE TIME (0.12%)
Callaway Golf Co.                                  4,025          67,821
Harley-Davidson Inc.                               5,415         257,375
Polaris Industries Inc.                            1,894         167,771
Sabre Holdings Corp.                               3,377          72,909
                                                           -------------
                                                                 565,876
                                                           -------------
LODGING (0.16%)
Extended Stay America Inc.                         1,778          25,745
Harrah's Entertainment Inc.                        2,108         104,915
Hilton Hotels Corp.                                8,029         137,537
Mandalay Resort Group                              1,147          51,294
Marriott International Inc. Class A                4,324         199,769
MGM Mirage (a)                                     1,313          49,382
Park Place Entertainment Corp. (a)                 5,994          64,915
Starwood Hotels & Resorts
   Worldwide Inc.                                  3,465         124,636
                                                           -------------
                                                                 758,193
                                                           -------------
MACHINERY (0.42%)
AGCO Corp. (a)                                     2,791          56,211
Albany International Corp. Class A                 1,612          54,647
Briggs & Stratton Corp.                            2,451         165,197
Caterpillar Inc.                                   6,691         555,487
Cummins Inc.                                         910          44,535
Deere & Co.                                        4,293         279,260
Dover Corp.                                        4,348         172,833
Graco Inc.                                         1,586          63,599
Idex Corp.                                         3,440         143,070
Ingersoll-Rand Co. Class A                         3,168         215,044
Kadant Inc. (a)                                    2,901          62,807
Rockwell Automation Inc.                           4,473   $     159,239
                                                           -------------
                                                               1,971,929
                                                           -------------
MANUFACTURERS (2.26%)
Cooper Industries Ltd.                             1,851         107,228
Crane Co.                                          4,389         134,918
Danaher Corp.                                      3,037         278,645
Eastman Kodak Co.                                  6,037         154,970
Eaton Corp.                                        1,216         131,304
FMC Corp. (a)                                      1,248          42,594
General Electric Co.                             195,072       6,043,331
Harsco Corp.                                       1,632          71,514
Honeywell International Inc.                      16,647         556,509
Illinois Tool Works Inc.                           5,777         484,748
ITT Industries Inc.                                1,429         106,046
Pall Corp.                                         3,146          84,407
Roper Industries Inc.                              1,463          72,067
Textron Inc.                                       2,745         156,630
3M Co.                                            14,445       1,228,258
Tyco International Ltd.                           38,859       1,029,764
                                                           -------------
                                                              10,682,933
                                                           -------------
MEDIA (2.09%)
Bankrate Inc. (a)                                  2,172          26,889
Belo (A.H.) Corp.                                  4,255         120,587
Cablevision Systems Corp. (a)                      1,220          28,536
Clear Channel Communications Inc.                 12,327         577,273
Comcast Corp. Class A (a)                         64,487       2,119,688
Dow Jones & Co. Inc.                               1,891          94,266
Fox Entertainment Group Inc.
   Class A (a)                                     3,238          94,388
Gannett Co. Inc.                                   4,647         414,327
Gemstar-TV Guide International Inc. (a)            4,845          24,467
Hughes Electronics Corp. (a)                      11,193         185,249
Knight Ridder Inc.                                 1,246          96,403
Lee Enterprises Inc.                               1,521          66,392
Liberty Corp.                                      1,080          48,805
Liberty Media Corp. Class A (a)                   40,454         480,998
McClatchy Co. (The) Class A                        2,329         160,235
McGraw-Hill Companies Inc. (The)                   2,729         190,812
Media General Inc. Class A                           585          38,084
New York Times Co. Class A                         2,368         113,167
Radio One Inc. Class D (a)                         1,975          38,118
Readers Digest Association Inc. (The)              2,477          36,313
Time Warner Inc. (a)                              89,981       1,618,758
Tribune Co.                                        5,293         273,119
UnitedGlobalCom Inc. Class A (a)                   1,561          13,237
Univision Communications Inc.
   Class A (a)                                     6,617         262,629
Viacom Inc. Class B                               35,238       1,563,862
Walt Disney Co. (The)                             40,059         934,576

                 See accompanying notes to financial statements.

                         LIFEPATH 2020 MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (Continued)
                               December 31, 2003

                                               Shares          Value
                                           -------------   -------------
U.S. COMMON STOCKS (Cont.)
MEDIA (Cont.)
Washington Post Company (The) Class B                119   $      94,177
Westwood One Inc. (a)                              1,950          66,710
Young Broadcasting Inc. Class A (a)                3,300          66,132
                                                           -------------
                                                               9,848,197
                                                           -------------
METAL FABRICATE / HARDWARE (0.06%)
Precision Castparts Corp.                          3,592         163,118
Worthington Industries Inc.                        6,188         111,570
                                                           -------------
                                                                 274,688
                                                           -------------
MINING (0.30%)
Alcoa Inc.                                        16,897         642,086
Arch Coal Inc.                                     2,641          82,320
Freeport-McMoRan Copper & Gold Inc.                3,384         142,568
Newmont Mining Corp.                               8,545         415,372
Phelps Dodge Corp. (a)                             1,657         126,081
                                                           -------------
                                                               1,408,427
                                                           -------------
OFFICE / BUSINESS EQUIPMENT (0.15%)
Herman Miller Inc.                                 3,790          91,983
HON Industries Inc.                                3,698         160,197
Imagistics International Inc. (a)                  2,817         105,638
Pitney Bowes Inc.                                  4,006         162,724
Xerox Corp. (a)                                   14,806         204,323
                                                           -------------
                                                                 724,865
                                                           -------------
OIL & GAS PRODUCERS (2.56%)
Amerada Hess Corp.                                 1,659          88,209
Anadarko Petroleum Corp.                           4,548         231,993
Apache Corp.                                       3,070         248,977
Burlington Resources Inc.                          3,380         187,184
ChevronTexaco Corp.                               21,048       1,818,337
ConocoPhillips                                    13,155         862,573
Cross Timbers Royalty Trust                           17             485
Devon Energy Corp.                                 4,400         251,944
Diamond Offshore Drilling Inc.                     1,343          27,545
Energen Corp.                                      2,206          90,512
ENSCO International Inc.                           2,663          72,354
EOG Resources Inc.                                 2,882         133,062
Evergreen Resources Inc. (a)                       1,307          42,491
Exxon Mobil Corp.                                134,064       5,496,624
Forest Oil Corp. (a)                               1,425          40,712
Houston Exploration Co. (a)                        2,087          76,217
Kerr-McGee Corp.                                   1,712          79,591
Kinder Morgan Inc.                                 2,142         126,592
Marathon Oil Corp.                                 5,957         197,117
Murphy Oil Corp.                                   1,446          94,438
Nabors Industries Ltd. (a)                         3,175         131,763
Newfield Exploration Co. (a)                       1,533          68,280
Noble Corp. (a)                                    2,768          99,039
Noble Energy Inc.                                  2,424         107,698
Occidental Petroleum Corp.                         6,460   $     272,870
Piedmont Natural Gas Co.                           3,911         169,972
Pioneer Natural Resources Co. (a)                  4,007         127,944
Premcor Inc. (a)                                   1,835          47,710
Rowan Companies Inc. (a)                           1,940          44,950
Stone Energy Corp. (a)                             1,634          69,363
Transocean Inc. (a)                                7,355         176,594
Unocal Corp.                                       4,888         180,025
Valero Energy Corp.                                1,832          84,895
WD-40 Co.                                          4,762         168,384
Westport Resources Corp. (a)                       2,229          66,558
XTO Energy Inc.                                    3,131          88,607
                                                           -------------
                                                              12,071,609
                                                           -------------
OIL & GAS SERVICES (0.31%)
Baker Hughes Inc.                                  6,568         211,227
BJ Services Co. (a)                                3,339         119,870
Cooper Cameron Corp. (a)                             540          25,164
FMC Technologies Inc. (a)                          3,386          78,894
Grant Prideco Inc. (a)                             6,027          78,472
Halliburton Co.                                    8,406         218,556
Schlumberger Ltd.                                 10,450         571,824
Smith International Inc. (a)                       1,358          56,384
Tidewater Inc.                                     1,088          32,509
Varco International Inc. (a)                       2,982          61,519
                                                           -------------
                                                               1,454,419
                                                           -------------
PACKAGING & CONTAINERS (0.07%)
Ball Corp.                                           845          50,337
Bemis Co.                                            975          48,750
Pactiv Corp. (a)                                   2,356          56,308
Sealed Air Corp. (a)                               1,710          92,579
Smurfit-Stone Container Corp.                      4,169          77,418
                                                           -------------
                                                                 325,392
                                                           -------------
PHARMACEUTICALS (3.26%)
Abbott Laboratories                               28,424       1,324,558
Abgenix Inc. (a)                                   3,992          49,740
Advanced Medical Optics Inc. (a)                   2,019          39,673
AdvancePCS (a)                                     1,297          68,300
Allergan Inc.                                      2,095         160,917
AmerisourceBergen Corp.                            1,977         111,009
Amylin Pharmaceuticals Inc. (a)                    2,146          47,684
Barr Laboratories Inc. (a)                           897          69,024
Bristol-Myers Squibb Co.                          34,722         993,049
Cardinal Health Inc.                               8,293         507,200
Celgene Corp. (a)                                  3,087         138,977
DENTSPLY International Inc.                        2,721         122,908
Discovery Laboratories Inc. (a)                    7,299          76,567
Forest Laboratories Inc. (a)                       6,476         400,217
Gilead Sciences Inc. (a)                           3,472         201,862
ImClone Systems Inc. (a)                           2,017          79,994

                 See accompanying notes to financial statements.

                        LIFEPATH 2020 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                               Shares          Value
                                           -------------   -------------
U.S. COMMON STOCKS (Cont.)
PHARMACEUTICALS (Cont.)
IVAX Corp. (a)                                     2,933   $      70,040
King Pharmaceuticals Inc. (a)                      5,234          79,871
Lilly (Eli) & Co.                                 20,355       1,431,567
Medarex Inc. (a)                                   1,924          11,987
MedImmune Inc. (a)                                 4,390         111,506
Merck & Co. Inc.                                  40,849       1,887,224
Mylan Laboratories Inc.                            5,721         144,512
Neurocrine Biosciences Inc. (a)                    2,224         121,297
Omnicare Inc.                                      2,013          81,305
OSI Pharmaceuticals Inc. (a)                       1,655          53,308
Pfizer Inc.                                      142,780       5,044,417
Priority Healthcare Corp. Class B (a)              4,203         101,334
Schering-Plough Corp.                             27,176         472,591
Sepracor Inc. (a)                                  4,187         100,195
Valeant Pharmaceuticals International              3,639          91,521
Vertex Pharmaceuticals Inc. (a)                    2,955          30,230
Watson Pharmaceuticals Inc. (a)                    2,101          96,646
Wyeth                                             24,341       1,033,275
                                                           -------------
                                                              15,354,505
                                                           -------------
PIPELINES (0.07%)
Dynegy Inc. Class A (a)                            4,435          18,982
El Paso Corp.                                     10,355          84,807
Questar Corp.                                      3,950         138,843
Williams Companies Inc.                            9,943          97,640
                                                           -------------
                                                                 340,272
                                                           -------------
REAL ESTATE (0.06%)
LNR Property Corp.                                 2,864         141,797
Realty Income Corp.                                1,658          66,320
Shurgard Storage Centers Inc. Class A              2,148          80,872
                                                           -------------
                                                                 288,989
                                                           -------------
REAL ESTATE INVESTMENT TRUSTS (0.68%)
Annaly Mortgage Management Inc.                    3,077          56,617
Apartment Investment & Management
   Co. Class A                                     2,834          97,773
Archstone-Smith Trust                              6,044         169,111
AvalonBay Communities Inc.                         3,365         160,847
Camden Property Trust                              2,261         100,162
Capital Automotive                                 2,823          90,336
Capstead Mortgage Corp.                            5,400          90,612
Catellus Development Corp.                         5,371         129,549
CBL & Associates Properties Inc.                   3,759         212,384
Chelsea Property Group Inc.                        3,863         211,731
Duke Realty Corp.                                  2,142          66,402
Equity Office Properties Trust                     5,825         166,886
Equity Residential                                 6,196         182,844
Federal Realty Investment Trust                    2,389          91,714
Gables Residential Trust                           1,269          44,085
General Growth Properties Inc.                     4,509         125,125
Host Marriott Corp. (a)                           10,770         132,686
iStar Financial Inc.                               4,104   $     159,646
Kimco Realty Corp.                                 1,585          70,929
ProLogis                                           2,404          77,144
Public Storage Inc.                                2,199          95,415
Simon Property Group Inc.                          3,330         154,312
SL Green Realty Corp.                              9,486         389,400
Vornado Realty Trust                               2,270         124,283
                                                           -------------
                                                               3,199,993
                                                           -------------
RETAIL (3.48%)
Abercrombie & Fitch Co. Class A (a)                1,321          32,642
Aeropostale Inc. (a)                                 727          19,934
Amazon.com Inc. (a)                                3,691         194,294
American Eagle Outfitters Inc. (a)                   921          15,104
AnnTaylor Stores Corp. (a)                           795          31,005
AutoNation Inc. (a)                                6,549         120,305
AutoZone Inc. (a)                                  1,427         121,595
Bed Bath & Beyond Inc. (a)                         5,267         228,324
Best Buy Co. Inc.                                  5,992         313,022
Big Lots Inc. (a)                                  2,436          34,616
BJ's Wholesale Club Inc. (a)                       2,293          52,647
Bob Evans Farms Inc.                                 578          18,762
Brinker International Inc. (a)                     2,496          82,767
Burlington Coat Factory Warehouse Corp.              714          15,108
CarMax Inc. (a)                                    2,031          62,819
Cash America International Inc.                    8,518         180,411
Cato Corp. Class A                                   698          14,309
Christopher & Banks Corp.                          1,253          24,471
Circuit City Stores Inc.                           4,986          50,508
Claire's Stores Inc.                               2,616          49,285
Coach Inc. (a)                                     2,881         108,758
CVS Corp.                                          7,133         257,644
Darden Restaurants Inc.                            4,658          98,004
Dillards Inc. Class A                              2,041          33,595
Dollar General Corp.                               6,279         131,796
Dollar Tree Stores Inc. (a)                        2,806          84,348
eBay Inc. (a)                                     11,927         770,365
Family Dollar Stores Inc.                          2,603          93,396
Federated Department Stores Inc.                   3,470         163,541
Gap Inc. (The)                                    16,644         386,307
Group 1 Automotive Inc. (a)                          848          30,689
Home Depot Inc.                                   44,580       1,582,144
Kohls Corp. (a)                                    7,388         332,017
Krispy Kreme Doughnuts Inc. (a)                    1,081          39,565
Limited Brands Inc.                                9,715         175,161
Lowe's Companies Inc.                             14,531         804,872
May Department Stores Co. (The)                    4,940         143,606
McDonald's Corp.                                  24,835         616,653
Men's Wearhouse Inc. (The) (a)                     1,334          33,363
Michaels Stores Inc.                               1,532          67,714
MSC Industrial Direct Co. Inc. Class A             1,328          36,520

                 See accompanying notes to financial statements.

                         LIFEPATH 2020 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                               Shares          Value
                                           -------------   -------------
U.S. COMMON STOCKS (Cont.)
RETAIL (Cont.)
Nordstrom Inc.                                     3,726   $     127,802
Office Depot Inc. (a)                              6,641         110,971
Outback Steakhouse Inc.                            2,144          94,786
Pacific Sunwear of California Inc.(a)              1,224          25,851
Payless ShoeSource Inc. (a)                        4,911          65,807
Penney (J.C.) Co. Inc. (Holding Co.)               4,513         118,602
PETsMART Inc.                                      2,748          65,402
Pier 1 Imports Inc.                                2,907          63,547
Priceline.com Inc. (a)                             1,111          19,887
RadioShack Corp.                                   3,267         100,232
Regis Corp.                                        1,461          57,739
Rite Aid Corp. (a)                                 6,847          41,356
Ross Stores Inc.                                   4,180         110,477
Ruby Tuesday Inc.                                  1,290          36,752
Saks Inc. (a)                                      4,626          69,575
Sears, Roebuck and Co.                             5,214         237,185
Sonic Automotive Inc.                              1,311          30,048
Sports Resorts International Inc.(a)               6,397          33,072
Staples Inc. (a)                                   8,795         240,104
Starbucks Corp. (a)                                7,147         236,280
Target Corp.                                      18,438         708,019
Tiffany & Co.                                      3,000         135,600
TJX Companies Inc.                                 8,761         193,180
Toys R Us Inc. (a)                                 4,822          60,950
United Auto Group Inc.                             1,060          33,178
Walgreen Co.                                      18,590         676,304
Wal-Mart Stores Inc.                              86,695       4,599,170
Wendy's International Inc.                         2,987         117,210
Williams-Sonoma Inc. (a)                           1,610          55,980
Yum! Brands Inc. (a)                               4,758         163,675
Zale Corp. (a)                                     2,136         113,635
                                                           -------------
                                                              16,394,362
                                                           -------------
SEMICONDUCTORS (1.98%)
Advanced Micro Devices Inc. (a)                    6,674          99,443
Altera Corp. (a)                                   6,713         152,385
Analog Devices Inc.                                6,910         315,442
Applied Materials Inc. (a)                        32,149         721,745
Applied Micro Circuits Corp. (a)                   6,014          35,964
Broadcom Corp. Class A (a)                         5,703         194,415
Brooks Automation Inc. (a)                         1,296          31,324
Conexant Systems Inc. (a)                         20,759         103,172
Cree Inc. (a)                                      2,714          48,011
Cypress Semiconductor Corp. (a)                    3,327          71,065
Integrated Device Technology Inc.(a)               3,818          65,555
Intel Corp.                                      121,605       3,915,681
International Rectifier Corp. (a)                  1,548          76,487
Intersil Corp. Class A                             2,779          69,058
KLA-Tencor Corp. (a)                               3,621         212,444
Lam Research Corp. (a)                             3,733         120,576
Lattice Semiconductor Corp. (a)                    2,510          24,297
Linear Technology Corp.                            5,599         235,550
LSI Logic Corp. (a)                                6,050   $      53,664
Maxim Integrated Products Inc.                     6,093         303,431
Microchip Technology Inc.                          3,320         110,755
Micron Technology Inc. (a)                        11,401         153,571
Mykrolis Corp. (a)                                 5,198          83,584
National Semiconductor Corp. (a)                   3,481         137,186
Novellus Systems Inc. (a)                          2,905         122,155
NVIDIA Corp. (a)                                   3,053          70,982
ON Semiconductor Corp. (a)                        11,791          76,052
PMC-Sierra Inc. (a)                                3,800          76,570
QLogic Corp. (a)                                   1,655          85,398
Rambus Inc. (a)                                    2,199          67,509
Skyworks Solutions Inc. (a)                        2,882          25,073
Teradyne Inc. (a)                                  3,750          95,438
Texas Instruments Inc.                            33,916         996,452
TriQuint Semiconductor Inc. (a)                    2,598          18,368
Varian Semiconductor Equipment
   Associates Inc. (a)                             1,767          77,200
Vitesse Semiconductor Corp. (a)                    4,520          26,532
Xilinx Inc. (a)                                    6,331         245,263
                                                           -------------
                                                               9,317,797
                                                           -------------
SOFTWARE (2.50%)
Adobe Systems Inc.                                 4,219         165,807
Akamai Technologies Inc. (a)                      16,672         179,224
Ariba Inc. (a)                                     2,516           7,548
Autodesk Inc.                                      4,484         110,217
Automatic Data Processing Inc.                    11,279         446,761
Avid Technology Inc. (a)                             844          40,512
BEA Systems Inc. (a)                               6,608          81,278
BMC Software Inc. (a)                              6,043         112,702
Cadence Design Systems Inc. (a)                    5,858         105,327
Certegy Inc.                                       2,327          76,326
CheckFree Corp. (a)                                1,653          45,705
ChoicePoint Inc. (a)                               2,064          78,618
Citrix Systems Inc. (a)                            3,747          79,474
Computer Associates International Inc.            11,254         307,684
Compuware Corp. (a)                                6,574          39,707
DoubleClick Inc. (a)                               2,130          21,769
eFunds Corp. (a)                                   2,862          49,656
Electronic Arts Inc. (a)                           5,529         264,176
First Data Corp.                                  14,073         578,260
Fiserv Inc. (a)                                    3,650         144,212
Global Payments Inc.                               1,297          61,115
IMS Health Inc.                                    4,946         122,958
Intuit Inc. (a)                                    3,634         192,275
Macromedia Inc. (a)                                2,463          43,940
Mercury Interactive Corp. (a)                      1,904          92,611
Micromuse Inc. (a)                                 1,824          12,586
Microsoft Corp.                                  202,399       5,574,068
Network Associates Inc. (a)                        3,882          58,385
Novell Inc. (a)                                    6,488          68,254

                 See accompanying notes to financial statements.

                         LIFEPATH 2020 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                               Shares          Value
                                           -------------   -------------
U.S. COMMON STOCKS (Cont.)
SOFTWARE (Cont.)
Oracle Corp. (a)                                  96,667   $   1,276,004
PalmSource Inc. (a)                                  621          13,532
Parametric Technology Corp. (a)                    5,101          20,098
PeopleSoft Inc. (a)                                7,129         162,541
RealNetworks Inc. (a)                              1,767          10,090
Reynolds & Reynolds Co. (The) Class A              2,934          85,233
Siebel Systems Inc. (a)                            9,361         129,837
Sybase Inc. (a)                                    4,950         101,871
Symantec Corp. (a)                                 5,700         197,505
Take-Two Interactive Software Inc.(a)              1,010          29,098
TIBCO Software Inc. (a)                            4,024          27,242
webMethods Inc. (a)                                3,377          30,900
Yahoo! Inc. (a)                                   12,060         544,750
                                                           -------------
                                                              11,789,856
                                                           -------------
TELECOMMUNICATION EQUIPMENT (0.49%)
Advanced Fibre Communications Inc. (a)             2,745          55,312
American Tower Corp. Class A (a)                   5,226          56,545
Andrew Corp. (a)                                   5,848          67,310
Avaya Inc. (a)                                     8,256         106,833
CIENA Corp. (a)                                    7,190          47,742
Comverse Technology Inc. (a)                       3,812          67,053
Harris Corp.                                       2,017          76,545
JDS Uniphase Corp. (a)                            23,428          85,512
Motorola Inc.                                     44,578         627,212
QUALCOMM Inc.                                     15,077         813,103
RF Micro Devices Inc. (a)                          3,041          30,562
Scientific-Atlanta Inc.                            3,526          96,260
Sonus Networks Inc. (a)                           12,056          91,143
Sycamore Networks Inc. (a)                         1,698           8,898
Tellabs Inc. (a)                                   7,394          62,331
                                                           -------------
                                                               2,292,361
                                                           -------------
TELECOMMUNICATIONS (0.91%)
AT&T Wireless Services Inc. (a)                   47,586         380,212
Charter Communications Inc. Class A (a)            4,144          16,659
Citizens Communications Co. (a)                    6,591          81,860
Corning Inc. (a)                                  26,055         271,754
Cox Communications Inc. Class A (a)                3,546         122,160
Crown Castle International Corp. (a)               2,641          29,130
Dobson Communications Corp. Class A (a)            6,713          44,104
EchoStar Communications Corp. (a)                  4,234         143,956
Emulex Corp. (a)                                   1,654          44,129
InterDigital Communications Corp. (a)              1,829          37,751
Level 3 Communications Inc. (a)                    5,588          31,852
Newport Corp. (a)                                  2,512          41,523
Nextel Communications Inc. Class A (a)            20,320         570,179
NTL Inc. (a)                                       1,133          79,027
Powerwave Technologies Inc. (a)                    1,444   $      11,047
Price Communications Corp. (a)                       797          10,943
Qwest Communications International
   Inc. (a)                                       29,649         128,084
Sprint Corp. (PCS Group) (a)                      16,803          94,433
Tekelec (a)                                        1,221          18,987
United Online Inc. (a)                             1,153          19,359
UTStarcom Inc. (a)                                 1,630          60,424
Verizon Communications Inc.                       58,647       2,057,337
                                                           -------------
                                                               4,294,910
                                                           -------------
TELEPHONE (0.86%)
Alltel Corp.                                       5,660         263,643
AT&T Corp.                                        16,933         343,740
BellSouth Corp.                                   36,378       1,029,497
CenturyTel Inc.                                    2,675          87,259
Cincinnati Bell Inc. (a)                           5,614          28,351
SBC Communications Inc.                           72,960       1,902,067
Sprint Corp. (FON Group)                          17,234         282,982
Telephone & Data Systems Inc.                      1,789         111,902
                                                           -------------
                                                               4,049,441
                                                           -------------
TEXTILES (0.06%)
Cintas Corp.                                       3,666         183,777
Mohawk Industries Inc. (a)                           810          57,137
Polo Ralph Lauren Corp.                            1,186          34,157
                                                           -------------
                                                                 275,071
                                                           -------------
TOBACCO (0.53%)
Altria Group Inc.                                 40,447       2,201,126
Loews Corporation - Carolina Group                 1,828          46,139
R.J. Reynolds Tobacco Holdings Inc.                1,694          98,506
Universal Corp.                                      875          38,649
UST Inc.                                           2,934         104,714
                                                           -------------
                                                               2,489,134
                                                           -------------
TOYS / GAMES / HOBBIES (0.05%)
Hasbro Inc.                                        4,495          95,654
Mattel Inc.                                        7,047         135,796
                                                           -------------
                                                                 231,450
                                                           -------------
TRANSPORTATION (0.72%)
Burlington Northern Santa Fe Corp.                 9,518         307,907
CNF Inc.                                           2,182          73,970
CSX Corp.                                          4,005         143,940
Expeditors International Washington Inc.           2,198          82,777
FedEx Corp.                                        5,685         383,738
Kansas City Southern Industries Inc. (a)           4,545          65,084
Landstar System Inc. (a)                           3,250         123,630

                 See accompanying notes to financial statements.

                         LIFEPATH 2020 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                               Shares          Value
                                           -------------   -------------
U.S. COMMON STOCKS (Cont.)
TRANSPORTATION (Cont.)
Norfolk Southern Corp.                             6,835   $     161,648
Union Pacific Corp.                                7,597         527,840
United Parcel Service Inc. Class B                20,408       1,521,416
                                                           -------------
                                                               3,391,950
                                                           -------------
TRUCKING & LEASING (0.02%)
GATX Corp.                                         2,959          82,793
                                                           -------------
WATER (0.03%)
Connecticut Water Service Inc.                     2,671          73,853
Middlesex Water Co.                                4,628          93,948
                                                           -------------
                                                                 167,801
                                                           -------------
TOTAL U.S. COMMON STOCKS
(Cost: $ 224,301,198)                                        230,315,666
                                                           -------------
INTERNATIONAL COMMON STOCKS (15.60%)
AUSTRALIA (0.76%)
Coles Myer Ltd. ADR                               10,219         463,943
National Australia Bank Ltd.                      12,106         273,182
National Australia Bank Ltd. ADR                   3,435         384,892
Newcrest Mining Ltd.                              34,883         340,360
News Corp. Ltd.                                    2,892          26,126
News Corp. Ltd. ADR                                8,429         304,287
Rio Tinto PLC ADR                                  7,215         803,102
Westpac Banking Corp. ADR                         16,195         978,502
                                                           -------------
                                                               3,574,394
                                                           -------------
DENMARK (0.17%)
Novo-Nordisk A/S ADR                              10,309         422,257
TDC A/S ADR                                       20,900         379,544
                                                           -------------
                                                                 801,801
                                                           -------------
FINLAND (0.23%)
Nokia OYJ                                          9,561         165,339
Nokia OYJ ADR                                     41,416         704,072
Stora Enso OYJ Class R                            16,832         226,748
                                                           -------------
                                                               1,096,159
                                                           -------------
FRANCE (1.69%)
Alcatel SA ADR (a)                                23,097         296,796
Autoroutes du Sud de la France SA                  5,458         183,126
Aventis SA ADR                                    14,219         942,151
AXA ADR                                           42,045         902,706
BNP Paribas SA                                     6,311         397,382
Business Objects SA (a)                            1,615          56,325
Cap Gemini SA (a)                                  1,653          73,413
Carrefour SA                                       5,862         321,788
Compagnie de Saint-Gobain SA                       3,291         161,104
European Aeronautic Defence and Space Co.          2,722          64,719
France Telecom SA (a)                              6,756   $     193,101
France Telecom SA ADR (a)                          4,784         136,775
Groupe Wanadoo SA (a)                              5,696          46,700
Lafarge SA                                         3,012         268,223
L'Oreal SA                                         7,421         608,431
LVMH Moet Hennessy Louis Vuitton SA               10,094         734,640
Renault SA                                         2,431         167,729
Sanofi-Synthelabo SA                               4,407         331,859
STMicroelectronics NV                              6,564         178,009
Suez SA                                           11,182         224,683
Total SA ADR                                      14,341       1,326,686
Valeo SA                                           2,647         106,007
Vivendi Universal SA (a)                           3,137          76,249
Vivendi Universal SA ADR (a)                       7,022         170,494
                                                           -------------
                                                               7,969,096
                                                           -------------
GERMANY (1.15%)
Allianz AG                                         2,976         375,678
DaimlerChrysler AG                                16,229         750,104
Deutsche Bank AG                                   6,178         511,975
Deutsche Telekom AG (a)                            1,856          33,969
Deutsche Telekom AG ADR (a)                       25,311         458,888
E.ON AG                                           12,825         836,988
Infineon Technologies AG (a)                       6,568          91,296
MLP AG (a)                                         5,473         107,002
Muenchener Rueckversicherungs-
   Gesellschaft AG                                 2,512         304,557
RWE AG                                            13,510         534,571
SAP AG                                               463          77,760
SAP AG ADR                                        11,445         475,654
Siemens AG                                        10,761         861,910
                                                           -------------
                                                               5,420,352
                                                           -------------
GREECE (0.04%)
Public Power Corp.                                 7,592         187,693
                                                           -------------
HONG KONG (0.24%)
ASM Pacific Technology Ltd.                       51,500         225,540
Bank of East Asia Ltd.                            78,800         242,076
Giordano International Ltd.                      150,000          69,555
Hang Lung Properties Ltd.                        119,000         152,513
Hong Kong Exchanges & Clearing Ltd.               48,000         104,178
Sino Land Co. Ltd.                               350,000         199,489
Wharf Holdings Ltd.                               42,000         116,312
                                                           -------------
                                                               1,109,663
                                                           -------------
IRELAND (0.12%)
Allied Irish Banks PLC ADR                        18,163         576,675
                                                           -------------
ITALY (0.54%)
Assicurazioni Generali SpA                        11,344         300,484
Benetton Group SpA ADR                            15,905         366,928

                 See accompanying notes to financial statements.

                         LIFEPATH 2020 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                               Shares          Value
                                           -------------   -------------
INTERNATIONAL COMMON STOCKS (Cont.)
ITALY (Cont.)
ENI-Ente Nazionale Idrocarburi SpA                 8,227   $     155,242
ENI-Ente Nazionale Idrocarburi SpA ADR             7,224         686,136
Fiat SpA (a)                                      15,480         118,716
Fiat SpA ADR                                      21,073         163,105
Sanpaolo IMI SpA ADR                              28,328         734,545
                                                           -------------
                                                               2,525,156
                                                           -------------
JAPAN (3.18%)
Anritsu Corp. (a)                                 12,000          80,060
Asatsu-DK Inc.                                     5,500         141,644
Bridgestone Corp.                                  9,000         121,013
Canon Inc.                                         3,000         139,685
Canon Inc. ADR                                     1,588          75,652
CSK Corp.                                          3,000         108,333
Daicel Chemical Industries Ltd.                   31,000         127,853
Daimaru Inc. (The)                                24,000         133,246
Fuji Photo Film Co. Ltd. ADR                       9,554         313,371
Fujikura Ltd.                                     13,000          76,663
Gunma Bank Ltd.                                   14,000          62,573
Hitachi Cable Ltd.                                15,000          56,266
Hitachi Ltd. ADR                                   5,544         333,028
Honda Motor Co. Ltd.                                 700          31,091
Honda Motor Co. Ltd. ADR                          14,509         326,453
Ito-Yokado Co. Ltd.                                6,457         203,043
Ito-Yokado Co. Ltd. ADR (b)                          362           8,645
Japan Airlines System Corp. ADR                   17,084         222,092
JFE Holdings Inc.                                  7,900         215,615
JGC Corp.                                         14,000         146,048
JSR Corp.                                         10,000         223,477
Kaken Pharmaceutical Co. Ltd.                     20,000         100,401
Katokichi Co. Ltd.                                 7,800         127,586
Kikkoman Corp.                                    28,000         199,086
Kinden Corp.                                      41,000         193,198
Kirin Brewery Co. Ltd. ADR                        76,810         659,798
Kubota Corp. ADR                                  18,584         389,335
Kurita Water Industries Ltd.                      10,500         126,682
Kyocera Corp. ADR                                  2,671         178,957
Makita Corp. ADR                                  11,884         118,400
Matsushita Electric Industrial Co.
   Ltd. ADR                                       22,483         313,413
Meitec Corp.                                       4,500         172,996
Millea Holdings Inc.                                  14         182,887
Millea Holdings Inc. ADR                           8,443         569,058
Mitsubishi Corp. ADR                              19,096         407,700
Mitsubishi Gas Chemical Co. Inc.                  46,000         156,667
Mitsui & Co. Ltd. ADR                              3,265         519,135
Mitsui Engineering & Shipbuilding
   Co. Ltd.                                       67,000         110,656
Mitsui O.S.K. Lines Ltd.                          34,000         165,923
Mitsui Trust Holdings Inc. (a)                    55,000         307,409
Mitsumi Electric Co. Ltd.                          7,100          78,175
Namco Ltd.                                         5,700   $     157,964
NEC Corp. ADR                                     23,721         178,121
Nichirei Corp.                                    42,000         135,990
Nikon Corp. (a)                                    7,000         105,552
Nippon Sanso Corp.                                31,000         131,035
Nippon Telegraph & Telephone Corp. ADR             8,043         197,536
Nishimatsu Construction Co. Ltd.                  49,000         162,312
Nissan Chemical Industries Ltd.                   18,000         160,399
Nissan Motor Co. Ltd.                              4,200          47,969
Nissan Motor Co. Ltd. ADR                          9,923         222,871
Nomura Holdings Inc.                              16,000         272,464
NTT DoCoMo Inc.                                      160         362,788
Oki Electric Industry Co. Ltd. (a)                37,000         144,658
Pioneer Corp. ADR                                  7,850         221,135
Q.P. Corp.                                        22,500         186,853
Ricoh Corp. Ltd. ADR                               2,589         255,664
Rohm Co. Ltd.                                      1,500         175,795
Sekisui Chemical Co. Ltd.                         48,000         244,546
Seven-Eleven Japan Co. Ltd.                        5,000         151,628
77 Bank Ltd. (The)                                10,000          56,359
Showa Denko K.K.                                  49,000         110,189
Softbank Corp.                                     3,300         100,998
Sony Corp.                                         1,200          41,541
Sony Corp. ADR                                     7,740         268,346
Sumitomo Metal Industries Ltd.                   169,000         167,155
Sumitomo Metal Mining Co. Ltd.                    11,000          81,599
Suruga Bank Ltd. (The)                             8,000          51,432
Takeda Chemical Industries Ltd.                    8,500         337,081
Takuma Co. Ltd                                    25,000         136,465
Teikoku Oil Co. Ltd.                              42,000         211,234
Toda Corp.                                        50,000         141,364
Tokyo Electric Power Co. Inc. (The)                8,400         184,193
Toyota Motor Corp.                                13,000         439,115
Toyota Motor Corp. ADR                             5,697         391,669
Ube Industries Ltd.                               51,000         102,314
Yamazaki Baking Co. Ltd.                          24,000         199,086
Yokogawa Electric Corp.                           15,000         216,665
                                                           -------------
                                                              14,975,398
                                                           -------------
NETHERLANDS (1.00%)
ABN AMRO Holding NV ADR                           41,740         980,055
Aegon NV ADR                                      22,161         327,983
Akzo Nobel NV ADR                                 12,353         471,885
ING Groep NV                                       2,357          54,971
ING Groep NV ADR                                  15,416         360,889
Koninklijke Ahold NV ADR (a)                      30,081         233,429
Koninklijke KPN NV (a)                            23,665         182,681
Koninklijke Philips Electronics NV NY             22,377         650,947
Reed Elsevier NV ADR                              22,113         547,297
Royal Dutch Petroleum Co.                         17,386         916,667
                                                           -------------
                                                               4,726,804
                                                           -------------

                 See accompanying notes to financial statements.

                         LIFEPATH 2020 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                               Shares          Value
                                           -------------   -------------
INTERNATIONAL COMMON STOCKS (Cont.)
NEW ZEALAND (0.08%)
Telecom Corp. of New Zealand Ltd.                 46,192   $     162,858
Telecom Corp. of New Zealand Ltd. ADR              7,975         225,294
                                                           -------------
                                                                 388,152
                                                           -------------
NORWAY (0.05%)
DNB NOR ASA                                       36,752         245,280
                                                           -------------
PANAMA (0.10%)
Carnival Corp.                                    12,175         483,713
                                                           -------------
PORTUGAL (0.08%)
Banco Comercial Portugues SA Class R             172,486         385,090
                                                           -------------
SINGAPORE (0.19%)
Chartered Semiconductor Manufacturing
   Ltd. ADR (a)                                    1,909          19,224
Neptune Orient Lines Ltd. (a)                    120,000         152,623
Parkway Holdings Ltd.                            211,000         121,136
Singapore Exchange Ltd.                          197,000         196,037
SMRT Corp. Ltd.                                  770,000         272,037
ST Assembly Test Services Ltd. (a)                64,000          79,892
Venture Corp. Ltd.                                 6,000          70,659
                                                           -------------
                                                                 911,608
                                                           -------------
SPAIN (0.69%)
Antena 3 Television SA (a)                         2,170          95,654
Banco Bilbao Vizcaya Argentaria SA ADR            41,026         568,210
Banco Santander Central Hispano SA ADR           101,283       1,216,409
Repsol YPF SA ADR                                 24,863         486,072
Telefonica SA                                      6,336          93,026
Telefonica SA ADR                                 17,784         785,875
                                                           -------------
                                                               3,245,246
                                                           -------------
SWEDEN (0.35%)
ASSA Abloy AB Class B                             31,272         371,598
Hennes & Mauritz AB Class B                       11,015         261,777
Modern Times Group AB Class B (a)                  3,457          72,789
OM AB                                              8,213         102,159
Svenska Cellulosa AB Class B                      10,768         439,981
Telefonaktiebolaget LM Ericsson AB
   ADR (a)                                        10,924         193,355
Telefonaktiebolaget LM Ericsson
   Class B (a)                                    63,306         113,497
WM-Data AB Class B (a)                            32,921          70,918
                                                           -------------
                                                               1,626,074
                                                           -------------
SWITZERLAND (1.11%)
Adecco SA ADR                                     29,005         467,271
Credit Suisse Group                               15,684   $     573,844
Kudelski SA - Bearer (a)                           1,347          44,492
Nestle SA                                          4,336       1,083,343
Novartis AG                                       30,057       1,364,625
Swiss Re                                           5,426         366,340
UBS AG - Registered                               15,623       1,069,956
Zurich Financial Services AG (a)                   1,837         264,391
                                                           -------------
                                                               5,234,262
                                                           -------------
UNITED KINGDOM (3.83%)
ARM Holdings PLC (a)                              22,819          52,492
AstraZeneca PLC ADR                               22,275       1,077,665
BAE Systems PLC                                   66,245         199,525
Barclays PLC ADR (c)                              29,055       1,056,149
BHP Billiton PLC                                  44,433         388,164
BP PLC                                            91,743         743,979
BP PLC ADR                                        22,914       1,130,806
British American Tobacco PLC                      19,007         261,995
British Sky Broadcasting Group PLC
   ADR (a)                                         6,827         347,767
British Telecom PLC ADR                           14,358         491,331
Cadbury Schweppes PLC ADR                         28,624         855,571
Centrica PLC                                      84,411         318,839
Diageo PLC ADR                                    22,388       1,183,430
GlaxoSmithKline PLC ADR                           35,085       1,635,663
Hanson PLC ADR                                    15,682         572,393
HBOS PLC                                          43,861         568,076
Hong Kong & Shanghai Banking ADR                  10,802         851,414
HSBC Holdings PLC                                 60,201         946,210
International Power PLC (a)                       73,986         163,571
National Grid Transco PLC                         67,637         484,624
Reuters Group PLC ADR                              6,052         153,600
Royal Bank of Scotland Group PLC                  30,801         907,578
Scottish Power PLC                                42,494         283,173
Shell Transport & Trading Co. PLC                113,079         841,090
Tesco PLC                                         90,037         415,441
Unilever PLC                                      40,911         381,381
Vodafone Group PLC                                79,456         197,000
Vodafone Group PLC ADR                            62,167       1,556,662
                                                           -------------
                                                              18,065,589
                                                           -------------
TOTAL INTERNATIONAL COMMON STOCKS
(Cost: $72,621,721)                                           73,548,205
                                                           -------------
TOTAL COMMON STOCKS
(Cost: $296,922,919)                                         303,863,871
                                                           -------------

                See accompanying notes to financial statements.

                         LIFEPATH 2020 MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (Continued)
                               December 31, 2003

                                             Shares or
                                             principal
                                               amount          Value
                                           -------------   -------------
PREFERRED STOCKS (0.01%)
AUSTRALIA (0.01%)
News Corp. Ltd. ADR                                1,252   $      37,871
                                                           -------------
TOTAL PREFERRED STOCKS
(Cost: $36,181)                                                   37,871
                                                           -------------
U.S. GOVERNMENT OBLIGATIONS (33.41%)
U.S. Treasury Bonds
   5.38%, 02/15/31                         $   9,305,000       9,703,738
   7.25%, 05/15/16                             1,625,000       2,027,124
   8.00%, 11/15/21                             6,030,000       8,143,799
   8.13%, 08/15/19                             3,070,000       4,146,898
   10.38%, 11/15/12                            3,000,000       3,827,460
U.S. Treasury Notes
   1.13%, 06/30/05                             5,775,000       5,744,092
   1.63%, 01/31/05                               960,000         963,712
   1.63%, 04/30/05                             3,510,000       3,520,558
   2.00%, 08/31/05                             3,740,000       3,764,104
   2.00%, 05/15/06                            10,910,000      10,912,128
   2.63%, 11/15/06                             1,370,000       1,382,148
   3.00%, 11/15/07                             1,490,000       1,502,805
   3.25%, 08/15/07                             3,825,000       3,901,649
   3.25%, 08/15/08                             3,275,000       3,294,958
   3.38%, 11/15/08                             1,155,000       1,164,159
   3.88%, 02/15/13                             8,350,000       8,173,865
   4.00%, 11/15/12                             3,270,000       3,238,579
   4.25%, 08/15/13                               600,000         601,031
   4.38%, 05/15/07                             9,230,000       9,774,062
   4.63%, 05/15/06                             8,760,000       9,284,234
   4.75%, 11/15/08                             9,480,000      10,148,786
   4.88%, 02/15/12                             6,050,000       6,407,325
   5.00%, 02/15/11                             7,320,000       7,861,277
   5.00%, 08/15/11                             1,810,000       1,936,982
   5.63%, 05/15/08                             5,060,000       5,605,134
   5.75%, 11/15/05                             2,265,000       2,431,867
   5.88%, 11/15/05                             7,760,000       8,350,187
   6.50%, 05/15/05                             8,290,000       8,859,938
   6.50%, 10/15/06                             1,000,000       1,113,867
   6.50%, 02/15/10                             1,225,000       1,423,488
   6.75%, 05/15/05                             7,785,000       8,345,761
                                                           -------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $157,146,554)                                         157,555,715
                                                           -------------
SHORT TERM INVESTMENTS (31.22%)
MONEY MARKET FUNDS (16.51%)
Barclays Global Investors Funds
   Institutional Money Market Fund,
   Institutional Shares (c)(d)                55,637,303   $  55,637,303
Barclays Global Investors Funds Prime
   Money Market Fund, Institutional
   Shares (c)(d)                              17,730,958      17,730,958
BlackRock Temp Cash Money Market
   Fund (d)                                      635,744         635,744
Short Term Investment Co. - Liquid
   Assets Money Market Portfolio (d)           3,830,947       3,830,947
                                                           -------------
                                                              77,834,952
                                                           -------------
FLOATING RATE NOTES (6.64%)
Beta Finance Inc.
   1.11%, 05/20/04 (d) (e)                 $     805,953         805,907
   1.12%, 09/15/04 (d) (e)                     1,611,905       1,611,792
   1.13%, 10/12/04 (d) (e)                       805,953         805,891
   1.20%, 08/23/04 (d) (e)                       805,953         806,395
CC USA Inc.
   1.06%, 05/24/04 (d) (e)                     1,611,905       1,611,843
   1.11%, 04/19/04 (d) (e)                       709,238         709,228
   1.16%, 07/15/04 (d) (e)                       805,953         806,108
Dorada Finance Inc.
   1.11%, 05/20/04 (d) (e)                     1,611,905       1,611,813
   1.24%, 08/09/04 (d)                           402,976         402,940
Five Finance Inc.
   1.13%, 04/15/04 (d) (e)                       805,953         805,953
HBOS Treasury Services PLC
   1.16%, 01/24/05 (d)                         1,611,905       1,611,905
Holmes Financing PLC
   1.12%, 04/15/04 (d)                           322,381         322,381
K2 USA LLC
   1.10%, 09/27/04 (d) (e)                     1,740,858       1,740,667
   1.12%, 08/16/04 (d) (e)                       402,976         402,939
   1.13%, 05/17/04 (d)                           805,953         805,938
   1.14%, 04/13/04 (d)                           805,953         805,942
Links Finance LLC
   1.10%, 06/28/04 (d)                           805,953         805,874
   1.10%, 07/20/04 (d)                           644,762         644,691
   1.11%, 03/29/04 (d)                           805,953         805,953
   1.14%, 05/04/04 (d)                           805,953         805,939
Nationwide Building Society
   1.14%, 07/23/04 (d) (e)                     1,208,929       1,208,929
   1.17%, 12/28/04 (d) (e)                     1,611,905       1,611,905
Permanent Financing PLC
   1.13%, 12/10/04 (d)                           805,953         805,953
Sigma Finance Inc.
   1.09%, 10/07/04 (d)                         1,611,905       1,611,660
   1.10%, 07/20/04 (d)                           805,953         805,864
   1.13%, 07/01/04 (d)                           805,953         805,853
   1.24%, 08/06/04 (d)                           402,976         402,952

                See accompanying notes to financial statements.

                         LIFEPATH 2020 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                             Principal
                                               amount          Value
                                           -------------   -------------
SHORT TERM INVESTMENTS (Cont.)
FLOATING RATE NOTES (Cont.)
Tango Finance Corp.
   1.09%, 07/15/04 (d) (e)                 $     483,572   $     483,486
   1.10%, 07/06/04 (d) (e)                       483,572         483,546
WhistleJacket Capital LLC
   1.12%, 09/15/04 (d) (e)                       805,953         805,839
White Pine Finance LLC
   1.10%, 08/26/04 (d) (e)                       805,953         805,872
   1.12%, 04/20/04 (d) (e)                       805,953         805,953
   1.12%, 11/15/04 (d) (e)                       967,143         967,143
   1.13%, 07/06/04 (d) (e)                       967,143         967,096
                                                           -------------
                                                              31,302,150
                                                           -------------
TIME DEPOSITS (2.48%)
Abbey National Treasury Services PLC
   1.40%, 10/25/04 (d)                         1,611,905       1,611,709
Bank of New York
   1.39%, 11/01/04 (d)                         1,611,905       1,611,771
Bank of Nova Scotia
   1.24%, 10/07/04 (d)                         1,208,929       1,208,836
   1.42%, 10/29/04 (d)                         1,208,929       1,209,004
Canadian Imperial Bank of Commerce
   1.24%, 10/07/04 (d)                         1,208,929       1,208,790
   1.40%, 10/29/04 (d)                         1,611,905       1,611,872
SunTrust Bank
   0.81%, 01/02/04 (d)                         2,014,882       2,014,882
Toronto-Dominion Bank
   1.41%, 11/01/04 (d)                         1,208,929       1,208,828
                                                           -------------
                                                              11,685,692
                                                           -------------
REPURCHASE AGREEMENTS (2.39%)
Goldman, Sachs & Co.
   1.02%, 01/02/04 (d)                         4,835,716       4,835,716
Merrill Lynch
   0.98%, 01/02/04 (d)                         1,611,905       1,611,905
   0.98%, 01/02/04 (d)                         1,611,905       1,611,905
   1.00%, 01/02/04 (d)                         3,223,811       3,223,811
                                                           -------------
                                                              11,283,337
                                                           -------------
COMMERCIAL PAPER (2.37%)
Alpine Securitization Corp.
   1.09%, 01/07/04 (d)                           805,953         805,831
   1.09%, 01/09/04 (d)                           805,953         805,782
   1.10%, 01/20/04 (d)                           805,953         805,509
Amsterdam Funding Corp.
   1.09%, 01/07/04 (d)                           805,953         805,831
   1.09%, 01/20/04 (d)                           805,953         805,513
Barton Capital Corp.
   1.09%, 01/13/04 (d)                           483,572         483,411
Edison Asset Securitization
   1.09%, 01/23/04 (d)                           805,953         805,440
Falcon Asset Securitization
   1.09%, 01/16/04 (d)                         1,611,905       1,611,222
Jupiter Securitization Corp.
   1.09%, 01/14/04 (d)                     $   1,773,096   $   1,772,455
Preferred Receivables Funding Corp.
   1.09%, 01/12/04 (d)                         1,450,715       1,450,275
Receivables Capital Corp.
   1.02%, 01/06/04 (d)                         1,015,033       1,014,918
                                                           -------------
                                                              11,166,187
                                                           -------------
U.S. GOVERNMENT AGENCY NOTES (0.83%)
Federal Home Loan Mortgage Corporation
   1.15%, 05/12/04 (d)                         1,208,929       1,203,870
   1.28%, 08/19/04 (d)                           644,762         639,489
Federal National Mortgage Association
   1.28%, 08/20/04 (d)                         2,095,477       2,078,266
                                                           -------------
                                                               3,921,625
                                                           -------------
TOTAL SHORT TERM INVESTMENTS
(Cost: $147,193,943)                                         147,193,943
                                                           -------------
TOTAL INVESTMENTS IN SECURITIES (129.09%)
(Cost $601,299,597)                                          608,651,400
Other Assets, Less Liabilities (-29.09%)                    (137,171,527)
                                                           -------------
NET ASSETS (100.00%)                                       $ 471,479,873
                                                           =============

(a)  Non-income earning securities.
(b) Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(c)  Issuer is affiliated with the Master Portfolio's investment advisor. See
     Note 2.
(d) All or a portion of this security represents investments of securities lending collateral.
(e) Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                See accompanying notes to financial statements.

                         LIFEPATH 2030 MASTER PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                December 31, 2003

                                              Shares           Value
                                           -------------   -------------
COMMON STOCKS (77.55%)
U.S. COMMON STOCKS (58.73%)
ADVERTISING (0.13%)
Harte-Hanks Inc.                                   1,320   $      28,710
Interpublic Group of Companies Inc. (a)            4,939          77,048
Omnicom Group Inc.                                 2,070         180,773
                                                           -------------
                                                                 286,531
                                                           -------------
AEROSPACE / DEFENSE (0.82%)
Alliant Techsystems Inc. (a)                         589          34,021
Boeing Co. (The)                                   9,577         403,575
General Dynamics Corp.                             2,273         205,456
Goodrich (B.F.) Co.                                1,567          46,524
L-3 Communications Holdings Inc. (a)                 859          44,118
Lockheed Martin Corp.                              4,869         250,267
Northrop Grumman Corp.                             1,950         186,420
Raytheon Co.                                       4,403         132,266
Rockwell Collins Inc.                              2,277          68,378
United Technologies Corp.                          5,063         479,821
                                                           -------------
                                                               1,850,846
                                                           -------------
AIRLINES (0.10%)
AMR Corp. (a)                                      1,662          21,523
Continental Airlines Inc. Class B (a)                832          13,537
Delta Air Lines Inc.                               1,828          21,589
Northwest Airlines Corp. (a)                       1,001          12,633
Southwest Airlines Co.                             9,070         146,390
                                                           -------------
                                                                 215,672
                                                           -------------
APPAREL (0.17%)
Jones Apparel Group Inc.                           1,639          57,742
Liz Claiborne Inc.                                 1,732          61,417
Nike Inc. Class B                                  2,935         200,930
VF Corp.                                           1,337          57,812
                                                           -------------
                                                                 377,901
                                                           -------------
AUTO MANUFACTURERS (0.37%)
Ford Motor Company                                20,618         329,888
General Motors Corp.                               6,084         324,886
Navistar International Corp. (a)                   1,106          52,966
PACCAR Inc.                                        1,497         127,425
                                                           -------------
                                                                 835,165
                                                           -------------
AUTO PARTS & EQUIPMENT (0.10%)
Dana Corp.                                         2,067          37,929
Delphi Corp.                                       6,583          67,212
Goodyear Tire & Rubber Co. (The) (a)               2,652          20,845
Lear Corp.                                           983          60,287
Visteon Corp.                                      3,065          31,907
                                                           -------------
                                                                 218,180
                                                           -------------
BANKS (4.77%)
AmSouth Bancorp                                    3,750          91,875
Associated Bancorp                                 1,572   $      67,046
Bank of America Corp.                             18,740       1,507,258
Bank of Hawaii Corp. (a)                           1,383          58,363
Bank of New York Co. Inc. (The)                    8,704         288,276
Bank One Corp.                                    11,866         540,971
Banknorth Group Inc.                               2,705          87,994
BB&T Corp.                                         5,891         227,628
Century Bancorp Inc. Class A                       1,609          57,055
Charter One Financial Inc.                         2,021          69,826
Citizens Banking Corp.                             1,700          55,624
City National Corp.                                  779          48,391
Comerica Inc.                                      1,610          90,257
Commerce Bancorp Inc.                                817          43,040
Commerce Bancshares Inc.                           1,436          70,393
Compass Bancshares Inc.                            1,922          75,554
Eastern Virginia Bankshares                        2,101          61,055
Fifth Third Bancorp                                5,655         334,211
First Citizens Banc Corp.                          2,938          83,175
First State Bancorp                                2,023          70,299
First Tennessee National Corp.                     1,454          64,121
FleetBoston Financial Corp.                       12,216         533,228
Golden West Financial Corp.                        1,550         159,944
GreenPoint Financial Corp.                         1,993          70,393
Heartland Financial USA Inc.                       1,395          25,947
Hibernia Corp. Class A                             2,598          61,079
Hudson United Bancorp                              2,000          73,900
Huntington Bancshares Inc.                         2,058          46,305
KeyCorp                                            3,403          99,776
M&T Bank Corp.                                       884          86,897
Marshall & Ilsley Corp.                            2,754         105,340
Mellon Financial Corp.                             4,721         151,591
Mercantile Bankshares Corp.                        1,425          64,951
Nara Bancorp Inc.                                  2,216          60,497
National City Corp.                                5,949         201,909
National Commerce Financial Corp.                  3,167          86,396
New York Community Bancorp Inc.                    3,390         128,989
North Fork Bancorp Inc.                            1,406          56,901
Northern Trust Corp.                               2,484         115,307
Old Point Financial Corp.                          3,110          98,742
PNC Financial Services Group                       2,430         132,994
Popular Inc.                                       1,814          81,521
Regions Financial Corp.                            1,892          70,382
Sky Financial Group Inc.                           2,817          73,073
SouthTrust Corp.                                   3,169         103,721
Sovereign Bancorp Inc.                             4,234         100,557
State Street Corp.                                 3,767         196,185
SunTrust Banks Inc.                                2,713         193,979
Synovus Financial Corp.                            3,743         108,248
TCF Financial Corp.                                  743          38,153
Trustmark Corp.                                    1,620          47,417
U.S. Bancorp                                      21,974         654,386
UCBH Holdings Inc.                                 2,643         102,998
Union Planters Corp.                               1,776          55,926

                 See accompanying notes to financial statements.

                         LIFEPATH 2030 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                              Shares           Value
                                           -------------   -------------
U.S. COMMON STOCKS (Cont.)
BANKS (Cont.)
UnionBanCal Corp.                                    822   $      47,298
Valley National Bancorp                            2,610          76,212
Wachovia Corp.                                    14,517         676,347
Washington Federal Inc.                            2,879          81,764
Washington Mutual Inc.                            10,162         407,699
Wells Fargo & Company                             18,582       1,094,294
Wilmington Trust Corp.                             1,618          58,248
Zions Bancorporation                               1,201          73,657
                                                           -------------
                                                              10,695,563
                                                           -------------
BEVERAGES (1.45%)
Anheuser-Busch Companies Inc.                      9,157         482,391
Brown-Forman Corp. Class B                           600          56,070
Coca-Cola Co. (The)                               32,047       1,626,385
Coca-Cola Enterprises Inc.                         4,803         105,042
Coors (Adolf) Company Class B                        426          23,899
Pepsi Bottling Group Inc.                          3,000          72,540
PepsiAmericas Inc.                                 2,115          36,209
PepsiCo Inc.                                      18,120         844,754
                                                           -------------
                                                               3,247,290
                                                           -------------
BIOTECHNOLOGY (0.72%)
Amgen Inc. (a)                                    13,987         864,397
Applera Corp. - Celera Genomics
   Group (a)                                       2,038          28,349
Biogen Idec Inc. (a)                               3,768         138,587
Cephalon Inc. (a)                                    897          43,424
Chiron Corp. (a)                                   2,128         121,275
CuraGen Corp. (a)                                  4,078          29,892
Genentech Inc. (a)                                 2,087         195,281
Genzyme Corp. - General Division (a)               2,626         129,567
Millennium Pharmaceuticals Inc. (a)                3,884          72,514
                                                           -------------
                                                               1,623,286
                                                           -------------
BUILDING MATERIALS (0.13%)
American Standard Companies Inc. (a)                 760          76,532
Masco Corp.                                        5,250         143,902
Vulcan Materials Co.                               1,544          73,448
                                                           -------------
                                                                 293,882
                                                           -------------
CHEMICALS (0.86%)
Air Products & Chemicals Inc.                      2,446         129,222
Ashland Inc.                                         889          39,169
Cabot Corp.                                        1,456          46,359
Crompton Corp.                                     2,743          19,667
Dow Chemical Co. (The)                             9,804         407,552
Du Pont (E.I.) de Nemours and Co.                 10,339         474,457
Eastman Chemical Co.                                 892          35,261
Engelhard Corp.                                    1,515          45,374
IMC Global Inc.                                    1,055          10,476
Lubrizol Corp.                                     1,535          49,918
Lyondell Chemical Co.                              2,141          36,290
Millennium Chemicals Inc.                            895   $      11,349
Monsanto Co.                                       2,958          85,131
Olin Corp.                                         1,597          32,036
PPG Industries Inc.                                1,875         120,037
Praxair Inc.                                       3,354         128,123
Rohm & Haas Co.                                    2,540         108,483
Sherwin-Williams Co. (The)                         1,597          55,480
Sigma-Aldrich Corp.                                  741          42,370
Valspar Corp. (The)                                1,250          61,775
                                                           -------------
                                                               1,938,529
                                                           -------------
COAL (0.01%)
Massey Energy Co.                                  1,366          28,413
                                                           -------------
COMMERCIAL SERVICES (0.98%)
Actuant Corp. Class A (a)                          1,452          52,562
Apollo Group Inc. Class A (a)                      2,178         148,104
Arbitron Inc. (a)                                    775          32,333
Block (H & R) Inc.                                 2,063         114,228
Career Education Corp. (a)                         1,380          55,297
Caremark Rx Inc. (a)                               2,883          73,026
Cendant Corp. (a)                                 12,154         270,670
Concord EFS Inc. (a)                               5,737          85,137
Convergys Corp. (a)                                2,266          39,564
Deluxe Corp.                                         877          36,246
Donnelley (R.R.) & Sons Co.                        1,955          58,943
Dun & Bradstreet Corp. (a)                           981          49,747
Ecolab Inc.                                        2,912          79,701
Equifax Inc.                                       1,713          41,968
Fair Isaac Corp.                                     737          36,231
First Health Group Corp. (a)                       1,716          33,393
Hudson Highland Group Inc. (a)                       112           2,671
InterActiveCorp (a)                                4,087         138,672
iPayment Holdings Inc. (a)                         1,065          36,210
Iron Mountain Inc. (a)                             1,183          46,776
Landauer Inc.                                      1,275          51,994
Manpower Inc.                                      1,378          64,876
McKesson Corp.                                     3,255         104,681
Monster Worldwide Inc. (a)                         1,500          32,940
Moody's Corp.                                      1,570          95,063
MPS Group Inc. (a)                                 2,303          21,533
Paychex Inc.                                       4,155         154,566
Petroleum Helicopters Inc. (a)                     1,217          29,816
Rent-A-Center Inc. (a)                             1,787          53,396
Robert Half International Inc. (a)                 2,340          54,616
ServiceMaster Co. (The)                            4,545          52,949
Valassis Communications Inc. (a)                     788          23,128
Viad Corp.                                         1,512          37,800
                                                           -------------
                                                               2,208,837
                                                           -------------

                 See accompanying notes to financial statements.

                         LIFEPATH 2030 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                              Shares           Value
                                           -------------   -------------
U.S. COMMON STOCKS (Cont.)
COMPUTERS (3.32%)
Affiliated Computer Services Inc.
   Class A (a)                                     1,090   $      59,361
Apple Computer Inc. (a)                            4,014          85,779
Brocade Communications Systems Inc. (a)            4,051          23,415
Ceridian Corp. (a)                                 2,190          45,859
Cisco Systems Inc. (a)                            74,702       1,814,512
Computer Sciences Corp. (a)                        2,221          98,235
Dell Inc. (a)                                     27,509         934,206
Diebold Inc.                                       1,097          59,095
DST Systems Inc. (a)                               1,022          42,679
Echelon Corp. (a)                                  1,392          15,507
Electronic Data Systems Corp.                      5,446         133,645
Electronics For Imaging Inc. (a)                   1,077          28,024
EMC Corp. (a)                                     26,156         337,936
Enterasys Networks Inc. (a)                        3,377          12,664
FactSet Research Systems Inc.                        651          24,875
Gateway Inc. (a)                                   6,142          28,253
Hewlett-Packard Co.                               34,695         796,944
Imation Corp.                                        660          23,199
International Business Machines Corp.             18,332       1,699,010
Internet Security Systems Inc. (a)                 1,212          22,822
Juniper Networks Inc. (a)                          3,788          70,760
Lexmark International Inc. (a)                     1,380         108,523
Maxtor Corp. (a)                                   3,164          35,120
McDATA Corp. Class A (a)                           2,357          22,462
Mentor Graphics Corp. (a)                          1,504          21,868
Mindspeed Technologies Inc. (a)                    3,448          23,619
NCR Corp. (a)                                      1,397          54,204
Network Appliance Inc. (a)                         3,975          81,607
PalmOne Inc. (a)                                   1,683          19,775
Quantum Corp. (a)                                  1,386           4,324
RSA Security Inc. (a)                              1,784          25,333
SanDisk Corp. (a)                                    666          40,719
Seagate Technology Inc. (b)                        2,893              --
Storage Technology Corp. (a)                       1,664          42,848
Sun Microsystems Inc. (a)                         33,453         150,204
SunGard Data Systems Inc. (a)                      3,315          91,859
Synopsys Inc. (a)                                  1,398          47,196
3Com Corp. (a)                                     5,231          42,737
Unisys Corp. (a)                                   3,964          58,865
VeriSign Inc. (a)                                  2,631          42,885
Veritas Software Corp. (a)                         4,952         184,016
                                                           -------------
                                                               7,454,944
                                                           -------------
COSMETICS / PERSONAL CARE (1.26%)
Alberto-Culver Co. Class B                           828          52,230
Avon Products Inc.                                 2,635         177,836
Colgate-Palmolive Co.                              5,665         283,533
Estee Lauder Companies Inc. Class A                1,219          47,858
Gillette Co. (The)                                10,784         396,096
International Flavors & Fragrances Inc.            1,253          43,755
Kimberly-Clark Corp.                               4,994   $     295,095
Procter & Gamble Co.                              15,372       1,535,355
                                                           -------------
                                                               2,831,758
                                                           -------------
DISTRIBUTION / WHOLESALE (0.19%)
CDW Corp.                                            785          45,342
Costco Wholesale Corp. (a)                         5,287         196,571
Fastenal Co.                                         985          49,191
Genuine Parts Co.                                  1,863          61,852
Grainger (W.W.) Inc.                                 884          41,893
Tech Data Corp. (a)                                  789          31,315
                                                           -------------
                                                                 426,164
                                                           -------------
DIVERSIFIED FINANCIAL SERVICES (5.23%)
American Express Co.                              13,852         668,082
American International Group Inc.                 31,557       2,091,598
AmeriCredit Corp. (a)                              2,287          36,432
Bear Stearns Companies Inc. (The)                  1,036          82,828
Capital One Financial Corp.                        2,799         171,551
CIT Group Inc.                                     2,631          94,584
Citigroup Inc.                                    59,820       2,903,663
Citigroup Inc. Warrants
   (Expires 12/31/50) (a)                            900             954
Countrywide Financial Corp.                        2,153         163,305
Edwards (A.G.) Inc.                                1,527          55,323
Fannie Mae                                        10,217         766,888
Federal Agricultural Mortgage Corp. (a)            1,118          35,731
Federated Investors Inc. Class B                   1,300          38,168
Financial Federal Corp. (a)                          903          27,587
Franklin Resources Inc.                            2,890         150,453
Freddie Mac                                        7,664         446,964
Gabelli Asset Management Inc. Class A              1,334          53,093
Goldman Sachs Group Inc. (The)                     5,338         527,021
Janus Capital Group Inc.                           3,532          57,960
JP Morgan Chase & Co.                             23,196         851,989
Legg Mason Inc.                                      728          56,187
Lehman Brothers Holdings Inc.                      3,054         235,830
MBNA Corp.                                        14,752         366,587
Merrill Lynch & Co. Inc.                          10,744         630,136
Morgan Stanley                                    12,375         716,141
Providian Financial Corp. (a)                      4,469          52,019
Schwab (Charles) Corp. (The)                      15,689         185,758
SLM Corp.                                          4,620         174,082
T. Rowe Price Group Inc.                           1,914          90,743
                                                           -------------
                                                              11,731,657
                                                           -------------
ELECTRIC (1.50%)
AES Corp. (The) (a)                                7,631          72,037
Ameren Corp.                                       1,731          79,626
American Electric Power Co. Inc.                   4,814         146,875
Calpine Corp. (a)                                  5,878          28,273
CenterPoint Energy Inc.                            4,543          44,022

                 See accompanying notes to financial statements.

                         LIFEPATH 2030 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                               Shares          Value
                                           -------------   -------------
U.S. COMMON STOCKS (Cont.)
ELECTRIC (Cont.)
Cinergy Corp.                                      1,920   $      74,515
Consolidated Edison Inc.                           2,008          86,364
Constellation Energy Group Inc.                    2,149          84,155
Dominion Resources Inc.                            3,435         219,256
DTE Energy Co.                                     1,518          59,809
Duke Energy Corp.                                  9,985         204,193
Edison International (a)                           3,650          80,044
Energy East Corp.                                  2,711          60,726
Entergy Corp.                                      2,462         140,654
Exelon Corp.                                       3,672         243,674
FirstEnergy Corp.                                  3,902         137,350
FPL Group Inc.                                     1,915         125,279
Hawaiian Electric Industries Inc.                  1,278          60,539
NiSource Inc.                                      3,741          82,078
Northeast Utilities                                3,738          75,395
NSTAR                                              1,593          77,260
Pepco Holdings Inc.                                2,092          40,878
PG&E Corp. (a)                                     4,988         138,517
Pinnacle West Capital Corp.                        1,263          50,545
PPL Corp.                                          2,237          97,869
Progress Energy Inc.                               2,781         125,868
Public Service Enterprise Group Inc.               2,614         114,493
Reliant Resources Inc. (a)                         4,768          35,092
SCANA Corp.                                        2,519          86,276
Southern Company                                   7,848         237,402
Texas Genco Holdings Inc.                            149           4,842
TXU Corp.                                          3,394          80,506
Wisconsin Energy Corp.                             2,045          68,405
Xcel Energy Inc.                                   6,114         103,816
                                                           -------------
                                                               3,366,633
                                                           -------------
ELECTRICAL COMPONENTS & EQUIPMENT (0.09%)
American Power Conversion Corp.                    2,715          66,382
Hubbell Inc. Class B                               1,143          50,406
Molex Inc.                                         2,401          83,771
                                                           -------------
                                                                 200,559
                                                           -------------
ELECTRONICS (0.56%)
Agilent Technologies Inc. (a)                      5,606         163,919
Applera Corp. - Applied Biosystems
   Group                                           3,208          66,438
Arrow Electronics Inc. (a)                         1,315          30,429
Avnet Inc. (a)                                     1,871          40,526
AVX Corp.                                          1,680          27,922
Cabot Microelectronics Corp. (a)                     506          24,794
Cognex Corp.                                         915          25,840
Cymer Inc. (a)                                       583          26,929
Jabil Circuit Inc. (a)                             2,757          78,023
Johnson Controls Inc.                              1,085         125,990
Millipore Corp. (a)                                1,170          50,368
Parker Hannifin Corp.                              1,449          86,215
PerkinElmer Inc.                                   2,438          41,617
Sanmina-SCI Corp. (a)                              6,684   $      84,285
Solectron Corp. (a)                               10,631          62,829
Symbol Technologies Inc.                           3,431          57,950
Tektronix Inc.                                     1,552          49,043
Thermo Electron Corp. (a)                          2,280          57,456
Thomas & Betts Corp.                               1,314          30,077
Varian Inc. (a)                                      844          35,220
Vishay Intertechnology Inc. (a)                    2,140          49,006
Waters Corp. (a)                                   1,585          52,559
                                                           -------------
                                                               1,267,435
                                                           -------------
ENGINEERING & CONSTRUCTION (0.02%)
Fluor Corp.                                        1,182          46,854
                                                           -------------
ENTERTAINMENT (0.09%)
Dover Motorsports Inc.                             9,600          33,600
International Game Technology Inc.                 3,997         142,693
Macrovision Corp. (a)                              1,223          27,628
                                                           -------------
                                                                 203,921
                                                           -------------
ENVIRONMENTAL CONTROL (0.12%)
Republic Services Inc.                             2,118          54,284
Waste Management Inc.                              7,172         212,291
                                                           -------------
                                                                 266,575
                                                           -------------
FOOD (1.04%)
Albertson's Inc.                                   3,441          77,939
Archer-Daniels-Midland Co.                         6,908         105,140
Arden Group Inc. Class A                             200          15,500
Campbell Soup Co.                                  4,056         108,701
ConAgra Foods Inc.                                 5,505         145,277
Dean Foods Co. (a)                                 2,072          68,107
Del Monte Foods Co. (a)                              972          10,109
General Mills Inc.                                 3,875         175,537
Heinz (H.J.) Co.                                   4,107         149,618
Hershey Foods Corp.                                  993          76,451
Hormel Foods Corp.                                 1,545          39,876
Kellogg Co.                                        4,107         156,395
Kraft Foods Inc.                                   2,744          88,412
Kroger Co. (a)                                     8,053         149,061
McCormick & Co. Inc.                               1,660          49,966
Safeway Inc. (a)                                   4,581         100,370
Sara Lee Corp.                                     8,361         181,517
Smithfield Foods Inc. (a)                          1,814          37,550
Smucker (J.M.) Co. (The)                           1,471          66,622
SUPERVALU Inc.                                     1,924          55,007
Sysco Corp.                                        7,024         261,504
Tyson Foods Inc. Class A                           3,571          47,280
Whole Foods Market Inc. (a)                          445          29,873
Winn-Dixie Stores Inc.                             1,163          11,572

                 See accompanying notes to financial statements.

                         LIFEPATH 2030 MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (Continued)
                               December 31, 2003

                                              Shares           Value
                                           -------------   -------------
U.S. COMMON STOCKS (Cont.)
FOOD (Cont.)
Wrigley (William Jr.) Co.                          2,160   $     121,414
                                                           -------------
                                                               2,328,798
                                                           -------------
FOREST PRODUCTS & PAPER (0.34%)
Boise Cascade Corp.                                1,026          33,714
Bowater Inc.                                         820          37,974
Georgia-Pacific Corp.                              3,210          98,451
International Paper Co.                            5,008         215,895
MeadWestvaco Corp.                                 2,347          69,823
Plum Creek Timber Co. Inc.                         2,987          90,954
Temple-Inland Inc.                                   974          61,041
Weyerhaeuser Co.                                   2,448         156,672
                                                           -------------
                                                                 764,524
                                                           -------------
GAS (0.08%)
KeySpan Corp.                                      1,616          59,469
Nicor Inc.                                         1,366          46,499
Sempra Energy                                      2,706          81,342
                                                           -------------
                                                                 187,310
                                                           -------------
HAND / MACHINE TOOLS (0.20%)
Black & Decker Corp.                                 955          47,101
Emerson Electric Co.                               4,397         284,706
SPX Corp. (a)                                      1,007          59,222
Stanley Works (The)                                1,262          47,792
                                                           -------------
                                                                 438,821
                                                           -------------
HEALTH CARE (2.82%)
Aetna Inc.                                         1,816         122,725
AMERIGROUP Corp. (a)                                 911          38,854
Anthem Inc. (a)                                    1,706         127,950
Apogent Technologies Inc. (a)                      1,894          43,638
Apria Healthcare Group Inc. (a)                    1,333          37,951
Bard (C.R.) Inc.                                     667          54,194
Bausch & Lomb Inc.                                   875          45,412
Baxter International Inc.                          6,592         201,188
Beckman Coulter Inc.                                 911          46,306
Becton, Dickinson & Co.                            2,885         118,689
Biomet Inc.                                        2,889         105,188
Boston Scientific Corp. (a)                        9,058         332,972
Cerner Corp. (a)                                     795          30,091
Covance Inc. (a)                                   1,217          32,616
Express Scripts Inc. (a)                           1,029          68,356
Guidant Corp.                                      3,544         213,349
HCA Inc.                                           5,860         251,746
Health Management Associates Inc.
   Class A                                         3,322          79,728
Health Net Inc. (a)                                1,772          57,944
IDEXX Laboratories Inc. (a)                        1,024          47,391
Johnson & Johnson                                 34,195       1,766,514
Laboratory Corp. of America Holdings (a)           1,676   $      61,928
Lincare Holdings Inc. (a)                          1,464          43,964
Matria Healthcare Inc. (a)                         1,994          42,133
Medco Health Solutions Inc. (a)                    2,004          68,116
Medtronic Inc.                                    13,106         637,083
Micro Therapeutics Inc. (a)                        3,778          12,203
Mid Atlantic Medical Services Inc. (a)               797          51,646
Oxford Health Plans Inc. (a)                         959          41,716
PacifiCare Health Systems Inc. (a)                   710          47,996
Pediatrix Medical Group Inc. (a)                     697          38,398
Quest Diagnostics Inc. (a)                         1,338          97,821
Renal Care Group Inc. (a)                          1,425          58,710
St. Jude Medical Inc. (a)                          1,934         118,651
Steris Corp. (a)                                   1,145          25,877
Stryker Corp.                                      2,161         183,707
Tenet Healthcare Corp. (a)                         5,257          84,375
UnitedHealth Group Inc.                            6,674         388,293
Universal Health Services Inc. Class B               673          36,154
Varian Medical Systems Inc. (a)                      708          48,923
Viasys Healthcare Inc. (a)                         1,497          30,838
Vital Images Inc. (a)                              1,589          28,348
WellPoint Health Networks Inc. (a)                 1,821         176,619
Zimmer Holdings Inc. (a)                           2,651         186,630
                                                           -------------
                                                               6,332,931
                                                           -------------
HOME BUILDERS (0.18%)
Cavco Industries Inc. (a)                             31             744
Centex Corp.                                         765          82,352
D.R. Horton Inc.                                   1,929          83,449
KB Home                                              744          53,955
Lennar Corp. Class A                                 771          74,016
Lennar Corp. Class B                                  59           5,393
NVR Inc. (a)                                          72          33,552
Pulte Homes Inc.                                     730          68,343
                                                           -------------
                                                                 401,804
                                                           -------------
HOME FURNISHINGS (0.15%)
Ethan Allen Interiors Inc.                         1,204          50,424
Harman International Industries Inc.                 936          69,245
Hooker Furniture Corp.                             1,400          57,120
Leggett & Platt Inc.                               2,475          53,534
Maytag Corp.                                       1,354          37,709
Whirlpool Corp.                                    1,002          72,795
                                                           -------------
                                                                 340,827
                                                           -------------
HOUSEHOLD PRODUCTS / WARES (0.19%)
American Greetings Corp. Class A (a)               1,640          35,867
Avery Dennison Corp.                               1,079          60,446
Clorox Co.                                         2,100         101,976
Dial Corp. (The)                                   1,667          47,459
Fortune Brands Inc.                                1,661         118,745

                 See accompanying notes to financial statements.

                         LIFEPATH 2030 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                               December 31, 2003

                                               Shares          Value
                                           -------------   -------------
U.S. COMMON STOCKS (Cont.)
HOUSEHOLD PRODUCTS / WARES (Cont.)
Newell Rubbermaid Inc.                             3,029   $      68,970
                                                           -------------
                                                                 433,463
                                                           -------------
INSURANCE (1.82%)
ACE Ltd.                                           3,135         129,852
AFLAC Inc.                                         5,790         209,482
Allmerica Financial Corp. (a)                      1,108          34,093
Allstate Corp. (The)                               7,341         315,810
Ambac Financial Group Inc.                         1,064          73,831
American Financial Group Inc.                      1,357          35,906
American National Insurance Co.                      169          14,259
AON Corp.                                          3,634          86,998
Chubb Corp.                                        2,024         137,834
CIGNA Corp.                                        1,643          94,472
Cincinnati Financial Corp.                         1,665          69,730
Fidelity National Financial Inc.                   1,845          71,549
Hancock (John) Financial Services Inc.             3,110         116,625
Hartford Financial Services Group Inc.             3,149         185,885
Jefferson-Pilot Corp.                              1,095          55,462
Lincoln National Corp.                             2,013          81,265
Loews Corp.                                        1,718          84,955
Markel Corp. (a)                                     169          42,843
Marsh & McLennan Companies Inc.                    5,726         274,218
MBIA Inc.                                          1,539          91,155
Mercury General Corp.                                873          40,638
MetLife Inc.                                       8,549         287,845
MGIC Investment Corp.                              1,103          62,805
MONY Group Inc. (The) (a)                          1,571          49,157
Old Republic International Corp.                   2,118          53,712
PMI Group Inc. (The)                               1,235          45,979
Principal Financial Group Inc.                     3,567         117,961
Progressive Corp. (The)                            2,439         203,876
Protective Life Corp.                              1,326          44,872
Prudential Financial Inc.                          6,089         254,338
Radian Group Inc.                                  1,292          62,985
SAFECO Corp.                                       1,296          50,453
St. Paul Companies Inc.                            2,495          98,927
Torchmark Corp.                                    1,093          49,775
Transatlantic Holdings Inc.                          352          28,442
Travelers Property Casualty Corp.
   Class B                                        10,362         175,843
21st Century Insurance Group                       1,526          20,982
Unitrin Inc.                                       1,592          65,925
UNUMProvident Corp.                                3,316          52,293
XL Capital Ltd. Class A                            1,442         111,827
                                                           -------------
                                                               4,084,859
                                                           -------------
IRON / STEEL (0.09%)
Allegheny Technologies Inc.                        2,508          33,156
Nucor Corp.                                          850          47,600
Schnitzer Steel Industries Inc. Class A            1,970   $     119,185
                                                           -------------
                                                                 199,941
                                                           -------------
LEISURE TIME (0.14%)
Brunswick Corp.                                    1,715          54,588
Callaway Golf Co.                                    992          16,715
Harley-Davidson Inc.                               3,415         162,315
Polaris Industries Inc.                              497          44,024
Sabre Holdings Corp.                               1,873          40,438
                                                           -------------
                                                                 318,080
                                                           -------------
LODGING (0.21%)
Harrah's Entertainment Inc.                        1,318          65,597
Hilton Hotels Corp.                                4,012          68,726
Mandalay Resort Group                                923          41,277
Marriott International Inc. Class A                2,710         125,202
MGM Mirage (a)                                     1,168          43,928
Park Place Entertainment Corp. (a)                 3,965          42,941
Starwood Hotels & Resorts Worldwide Inc.           2,231          80,249
                                                           -------------
                                                                 467,920
                                                           -------------
MACHINERY (0.38%)
Caterpillar Inc.                                   3,983         330,669
Deere & Co.                                        2,688         174,854
Dover Corp.                                        2,499          99,335
Ingersoll-Rand Co. Class A                         2,101         142,616
Robbins & Myers Inc.                               1,401          26,605
Rockwell Automation Inc.                           2,247          79,993
                                                           -------------
                                                                 854,072
                                                           -------------
MANUFACTURERS (2.85%)
Cooper Industries Ltd.                             1,494          86,547
Crane Co.                                          1,646          50,598
Danaher Corp.                                      1,829         167,811
Eastman Kodak Co.                                  3,401          87,304
Eaton Corp.                                          878          94,806
General Electric Co.                             116,813       3,618,867
Harsco Corp.                                       1,267          55,520
Honeywell International Inc.                       9,931         331,993
Illinois Tool Works Inc.                           3,430         287,811
ITT Industries Inc.                                1,034          76,733
Jacuzzi Brands Inc. (a)                            2,072          14,690
Pall Corp.                                         2,205          59,160
Pentair Inc.                                       1,226          56,028
Textron Inc.                                       1,651          94,206
3M Co.                                             8,190         696,396
Tyco International Ltd.                           22,906         607,009
                                                           -------------
                                                               6,385,479
                                                           -------------

                 See accompanying notes to financial statements.

                         LIFEPATH 2030 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                               December 31, 2003

                                               Shares          Value
                                           -------------   -------------
U.S. COMMON STOCKS (Cont.)
MEDIA (2.53%)
Beasley Broadcast Group Inc. Class A (a)           1,495   $      24,563
Belo (A.H.) Corp.                                  2,093          59,316
Cablevision Systems Corp. (a)                      1,400          32,746
Clear Channel Communications Inc.                  6,971         326,452
Comcast Corp. Class A (a)                         34,523       1,134,771
Dow Jones & Co. Inc.                               1,307          65,154
Fox Entertainment Group Inc. Class A (a)           2,160          62,964
Gannett Co. Inc.                                   2,807         250,272
Gemstar-TV Guide International Inc. (a)            4,592          23,190
Hearst-Argyle Television Inc.                      1,410          38,860
Hollinger International Inc.                       3,150          49,203
Hughes Electronics Corp. (a)                       7,502         124,158
Knight Ridder Inc.                                   721          55,784
Liberty Media Corp. Class A (a)                   27,800         330,542
McGraw-Hill Companies Inc. (The)                   1,964         137,323
Meredith Corp.                                       861          42,025
New York Times Co. Class A                         1,446          69,104
Readers Digest Association Inc. (The)              2,567          37,632
Scripps (E.W.) Co. Class A                           340          32,008
Time Warner Inc. (a)                              51,896         933,609
Tribune Co.                                        3,210         165,636
UnitedGlobalCom Inc. Class A (a)                   3,303          28,009
Univision Communications Inc.
   Class A (a)                                     3,863         153,322
Viacom Inc. Class B                               19,804         878,902
Walt Disney Co. (The)                             22,372         521,939
Washington Post Company (The) Class B                 59          46,693
Westwood One Inc. (a)                              1,405          48,065
                                                           -------------
                                                               5,672,242
                                                           -------------
MINING (0.34%)
Alcoa Inc.                                        10,037         381,406
Newmont Mining Corp.                               6,116         297,299
Phelps Dodge Corp. (a)                             1,058          80,503
                                                           -------------
                                                                 759,208
                                                           -------------
OFFICE / BUSINESS EQUIPMENT (0.16%)
Herman Miller Inc.                                 1,655          40,167
HON Industries Inc.                                1,589          68,835
Imagistics International Inc. (a)                    857          32,137
Pitney Bowes Inc.                                  2,222          90,258
Xerox Corp. (a)                                    8,817         121,675
                                                           -------------
                                                                 353,072
                                                           -------------
OIL & GAS PRODUCERS (3.11%)
Amerada Hess Corp.                                   902          47,959
Anadarko Petroleum Corp.                           2,725         139,002
Apache Corp.                                       1,750         141,925
Burlington Resources Inc.                          2,135         118,236
Chesapeake Utilities Corp.                         3,934         102,481
ChevronTexaco Corp.                               12,014   $   1,037,889
ConocoPhillips                                     7,528         493,611
Cross Timbers Royalty Trust                           14             399
Devon Energy Corp.                                 2,692         154,144
Diamond Offshore Drilling Inc.                     1,374          28,181
ENSCO International Inc.                           1,754          47,656
EOG Resources Inc.                                 1,192          55,035
Equitable Resources Inc.                           1,336          57,341
Exxon Mobil Corp.                                 75,707       3,103,987
Houston Exploration Co. (a)                        1,092          39,880
Kerr-McGee Corp.                                   1,431          66,527
Kinder Morgan Inc.                                 1,469          86,818
Marathon Oil Corp.                                 3,514         116,278
Murphy Oil Corp.                                   1,209          78,960
Nabors Industries Ltd. (a)                         1,947          80,800
Noble Corp. (a)                                    1,484          53,098
Noble Energy Inc.                                  1,342          59,625
Occidental Petroleum Corp.                         3,710         156,710
Patina Oil & Gas Corp.                             1,090          53,399
Penn Virginia Corp.                                1,413          78,633
Pioneer Natural Resources Co. (a)                  1,678          53,579
Plains Exploration & Production Co. (a)            1,900          29,241
Plains Resource Inc. (a)                           2,291          36,771
Rowan Companies Inc. (a)                           1,398          32,392
Sunoco Inc.                                        1,175          60,101
Transocean Inc. (a)                                4,663         111,959
Unocal Corp.                                       2,564          94,432
Valero Energy Corp.                                1,754          81,280
XTO Energy Inc.                                    2,695          76,268
                                                           -------------
                                                               6,974,597
                                                           -------------
OIL & GAS SERVICES (0.36%)
Baker Hughes Inc. (a)                              2,950          94,872
BJ Services Co. (a)                                2,006          72,015
Cooper Cameron Corp. (a)                             491          22,881
Grant Prideco Inc. (a)                             3,172          41,299
Halliburton Co.                                    5,051         131,326
Patterson-UTI Energy Inc. (a)                      1,612          53,067
Schlumberger Ltd.                                  5,659         309,660
Smith International Inc. (a)                       1,240          51,485
Varco International Inc. (a)                       1,882          38,826
                                                           -------------
                                                                 815,431
                                                           -------------
PACKAGING & CONTAINERS (0.13%)
Ball Corp.                                           634          37,767
Bemis Co.                                            754          37,700
Pactiv Corp. (a)                                   1,843          44,048
Sealed Air Corp. (a)                               1,213          65,672
Smurfit-Stone Container Corp.                      3,297          61,225
Sonoco Products Co.                                1,666          41,017
                                                           -------------
                                                                 287,429
                                                           -------------

                 See accompanying notes to financial statements.

                         LIFEPATH 2030 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                               December 31, 2003

                                               Shares          Value
                                           -------------   -------------
U.S. COMMON STOCKS (Cont.)
PHARMACEUTICALS (3.96%)
Abbott Laboratories                               16,721   $     779,199
Abgenix Inc. (a)                                   2,174          27,088
Advanced Medical Optics Inc. (a)                   1,848          36,313
Allergan Inc.                                      1,364         104,769
AmerisourceBergen Corp.                            1,300          72,995
Bone Care International Inc. (a)                   3,074          39,163
Bristol-Myers Squibb Co.                          21,301         609,209
Cardinal Health Inc.                               4,935         301,825
Celgene Corp. (a)                                  1,461          65,774
DENTSPLY International Inc.                        1,170          52,849
Discovery Laboratories Inc. (a)                    3,800          39,862
Forest Laboratories Inc. (a)                       3,897         240,835
Gilead Sciences Inc. (a)                           2,183         126,920
IVAX Corp. (a)                                     2,038          48,667
King Pharmaceuticals Inc. (a)                      2,993          45,673
Lilly (Eli) & Co.                                 11,971         841,920
Medicis Pharmaceutical Corp. Class A                 522          37,219
MedImmune Inc. (a)                                 3,104          78,842
Merck & Co. Inc.                                  25,536       1,179,763
Mylan Laboratories Inc.                            2,865          72,370
Neurocrine Biosciences Inc. (a)                    1,017          55,467
Pfizer Inc.                                       82,978       2,931,613
Schering-Plough Corp.                             16,443         285,944
Sepracor Inc. (a)                                  1,354          32,401
Sybron Dental Specialties Inc. (a)                 1,406          39,509
Tanox Inc. (a)                                     1,876          27,859
Valeant Pharmaceuticals International              1,562          39,284
Watson Pharmaceuticals Inc. (a)                    1,439          66,194
Wyeth                                             14,313         607,587
                                                           -------------
                                                               8,887,113
                                                           -------------
PIPELINES (0.06%)
Dynegy Inc. Class A (a)                            6,820          29,190
El Paso Corp.                                      6,747          55,258
Williams Companies Inc.                            6,218          61,061
                                                           -------------
                                                                 145,509
                                                           -------------
REAL ESTATE (0.08%)
Shurgard Storage Centers Inc. Class A              1,982          74,622
Urstadt Biddle Properties Inc. Class A             7,603         107,582
                                                           -------------
                                                                 182,204
                                                           -------------
REAL ESTATE INVESTMENT TRUSTS (0.74%)
Apartment Investment & Management
   Co. Class A                                     1,595          55,027
Archstone-Smith Trust                              2,948          82,485
Arden Realty Inc.                                  2,498          75,789
AvalonBay Communities Inc.                         1,242          59,368
Boston Properties Inc.                             1,481          71,369
Capital Automotive                                 1,669          53,408
CarrAmerica Realty Corp.                           2,643          78,709
Crescent Real Estate Equities Co.                  2,957          50,653
Duke Realty Corp.                                  2,890   $      89,590
Equity Office Properties Trust                     3,462          99,186
Equity Residential                                 2,958          87,291
General Growth Properties Inc.                     3,897         108,142
Highwoods Properties Inc.                          2,196          55,778
Host Marriott Corp. (a)                            4,785          58,951
Kimco Realty Corp.                                 2,025          90,619
Liberty Property Trust                             1,674          65,119
Mack-Cali Realty Corp.                             1,604          66,758
ProLogis                                           2,507          80,450
Public Storage Inc.                                1,886          81,834
Rouse Co. (The)                                    1,455          68,385
Simon Property Group Inc.                          1,775          82,253
Vornado Realty Trust                               1,616          88,476
                                                           -------------
                                                               1,649,640
                                                           -------------
RETAIL (4.10%)
Abercrombie & Fitch Co. Class A (a)                1,272          31,431
Amazon.com Inc. (a)                                2,253         118,598
AutoNation Inc. (a)                                3,586          65,875
AutoZone Inc. (a)                                    993          84,614
Barnes & Noble Inc. (a)                              983          32,292
Bed Bath & Beyond Inc. (a)                         3,362         145,743
Best Buy Co. Inc.                                  3,669         191,669
Big Lots Inc. (a)                                  1,886          26,800
BJ's Wholesale Club Inc. (a)                         875          20,090
Borders Group Inc. (a)                             1,573          34,480
Brinker International Inc. (a)                     1,613          53,487
CarMax Inc. (a)                                    1,497          46,302
Circuit City Stores Inc.                           2,971          30,096
Coach Inc. (a)                                     2,254          85,088
CVS Corp.                                          4,603         166,260
Darden Restaurants Inc.                            2,323          48,876
Dollar General Corp.                               3,981          83,561
Dollar Tree Stores Inc. (a)                        1,533          46,082
eBay Inc. (a)                                      6,906         446,059
Family Dollar Stores Inc.                          1,941          69,643
Federated Department Stores Inc.                   2,231         105,147
FreeMarkets Inc. (a)                               1,638          10,958
Gap Inc. (The)                                    10,244         237,763
Home Depot Inc.                                   26,136         927,567
Kohls Corp. (a)                                    3,757         168,840
Krispy Kreme Doughnuts Inc. (a)                      816          29,866
Limited Brands Inc.                                6,308         113,733
Lowe's Companies Inc.                              8,613         477,074
May Department Stores Co. (The)                    3,328          96,745
McDonald's Corp.                                  14,807         367,658
Michaels Stores Inc.                                 909          40,178
Nordstrom Inc.                                     2,072          71,070
Office Depot Inc. (a)                              3,776          63,097
Outback Steakhouse Inc.                            1,536          67,907
Payless ShoeSource Inc. (a)                        1,214          16,268

                 See accompanying notes to financial statements.

                         LIFEPATH 2030 MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (Continued)
                               December 31, 2003

                                               Shares          Value
                                           -------------   -------------
U.S. COMMON STOCKS (Cont.)
RETAIL (Cont.)
Penney (J.C.) Co. Inc. (Holding Co.)               2,804   $      73,689
Pier 1 Imports Inc.                                1,591          34,779
RadioShack Corp.                                   1,925          59,059
Rite Aid Corp. (a)                                 5,419          32,731
Ross Stores Inc.                                   2,174          57,459
Saks Inc. (a)                                      2,516          37,841
Sears, Roebuck and Co.                             2,904         132,103
Staples Inc. (a)                                   5,722         156,211
Starbucks Corp. (a)                                4,740         156,704
Target Corp.                                      10,476         402,278
Tiffany & Co.                                      1,841          83,213
TJX Companies Inc.                                 6,184         136,357
Toys R Us Inc. (a)                                 2,723          34,419
Walgreen Co.                                      11,008         400,471
Wal-Mart Stores Inc.                              48,126       2,553,084
Wendy's International Inc.                         1,577          61,881
Williams-Sonoma Inc. (a)                           1,162          40,403
Yum! Brands Inc. (a)                               3,522         121,157
                                                           -------------
                                                               9,194,756
                                                           -------------
SEMICONDUCTORS (2.34%)
Advanced Micro Devices Inc. (a)                    4,120          61,388
Altera Corp. (a)                                   4,031          91,504
Analog Devices Inc.                                4,001         182,646
Applied Materials Inc. (a)                        18,466         414,562
Applied Micro Circuits Corp. (a)                   3,764          22,509
Axcelis Technologies Inc. (a)                      1,231          12,581
Broadcom Corp. Class A (a)                         3,419         116,554
Cirrus Logic Inc. (a)                              2,299          17,633
Conexant Systems Inc. (a)                          6,904          34,313
Cree Inc. (a)                                      1,019          18,026
Cypress Semiconductor Corp. (a)                    2,055          43,895
Integrated Device Technology Inc. (a)              1,682          28,880
Intel Corp.                                       69,849       2,249,138
International Rectifier Corp. (a)                    891          44,024
Intersil Corp. Class A                             1,917          47,637
KLA-Tencor Corp. (a)                               2,053         120,450
Lam Research Corp. (a)                             1,577          50,937
Lattice Semiconductor Corp. (a)                    1,830          17,714
Linear Technology Corp.                            3,159         132,899
LSI Logic Corp. (a)                                3,833          33,999
Maxim Integrated Products Inc.                     3,460         172,308
Microchip Technology Inc.                          1,749          58,347
Micron Technology Inc. (a)                         6,646          89,522
Mykrolis Corp. (a)                                 2,165          34,813
National Semiconductor Corp. (a)                   2,094          82,525
Novellus Systems Inc. (a)                          1,707          71,779
NVIDIA Corp. (a)                                   2,018          46,918
QLogic Corp. (a)                                   1,104          56,966
Rambus Inc. (a)                                    1,246          38,252
Silicon Laboratories Inc. (a)                        699          30,211
Skyworks Solutions Inc. (a)                        1,967          17,113
Teradyne Inc. (a)                                  2,298          58,484
Texas Instruments Inc.                            19,463   $     571,823
Varian Semiconductor Equipment
   Associates Inc. (a)                               663          28,966
Vitesse Semiconductor Corp. (a)                    3,602          21,144
Xilinx Inc. (a)                                    3,629         140,587
                                                           -------------
                                                               5,261,047
                                                           -------------
SOFTWARE (3.05%)
Adobe Systems Inc.                                 2,590         101,787
Akamai Technologies Inc. (a)                       5,097          54,793
Ascential Software Corp. (a)                       1,105          28,653
Autodesk Inc.                                      1,656          40,704
Automatic Data Processing Inc.                     6,504         257,623
BEA Systems Inc. (a)                               4,112          50,578
BMC Software Inc. (a)                              2,823          52,649
Cadence Design Systems Inc. (a)                    3,565          64,099
Certegy Inc.                                       1,363          44,706
ChoicePoint Inc. (a)                               1,284          48,908
Citrix Systems Inc. (a)                            2,174          46,111
Computer Associates International Inc.             6,671         182,385
Compuware Corp. (a)                                4,432          26,769
DoubleClick Inc. (a)                               2,924          29,883
eFunds Corp. (a)                                   1,666          28,905
Electronic Arts Inc. (a)                           3,303         157,817
First Data Corp.                                   7,938         326,172
Fiserv Inc. (a)                                    2,214          87,475
Global Payments Inc.                               1,047          49,335
IMS Health Inc.                                    2,659          66,103
Intuit Inc. (a)                                    2,236         118,307
Keane Inc. (a)                                     1,686          24,683
Macromedia Inc. (a)                                1,477          26,350
Mercury Interactive Corp. (a)                      1,149          55,887
Micromuse Inc. (a)                                 2,203          15,201
Microsoft Corp.                                  116,254       3,201,635
NDCHealth Corp.                                    1,059          27,132
Network Associates Inc. (a)                        2,212          33,268
Novell Inc. (a)                                    5,353          56,314
Oracle Corp. (a)                                  56,066         740,071
PalmSource Inc. (a)                                  521          11,353
Parametric Technology Corp. (a)                    4,820          18,991
PeopleSoft Inc. (a)                                4,435         101,118
RealNetworks Inc. (a)                              2,593          14,806
Reynolds & Reynolds Co. (The) Class A              1,335          38,782
SAFLINK Corp. (a)                                  6,452          17,291
Siebel Systems Inc. (a)                            6,072          84,219
Sybase Inc. (a)                                    1,622          33,381
Symantec Corp. (a)                                 3,483         120,686
Total System Services Inc.                         1,455          45,294
Yahoo! Inc. (a)                                    7,056         318,720
                                                           -------------
                                                               6,848,944
                                                           -------------

                 See accompanying notes to financial statements.

                         LIFEPATH 2030 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                               Shares          Value
                                           -------------   -------------
U.S. COMMON STOCKS (Cont.)
TELECOMMUNICATION EQUIPMENT (0.61%)
ADTRAN Inc.                                        1,140   $      35,340
Advanced Fibre Communications Inc. (a)             1,521          30,648
American Tower Corp. Class A (a)                   3,292          35,619
Andrew Corp. (a)                                   2,996          34,484
Avaya Inc. (a)                                     5,416          70,083
CIENA Corp. (a)                                    5,970          39,641
CommScope Inc. (a)                                 1,852          30,243
Comverse Technology Inc. (a)                       3,027          53,245
Harris Corp.                                         993          37,684
JDS Uniphase Corp. (a)                            14,018          51,166
Motorola Inc.                                     25,901         364,427
QUALCOMM Inc.                                      8,700         469,191
RF Micro Devices Inc. (a)                          2,085          20,954
Scientific-Atlanta Inc.                            2,159          58,941
Tellabs Inc. (a)                                   5,184          43,701
                                                           -------------
                                                               1,375,367
                                                           -------------
TELECOMMUNICATIONS (1.11%)
Adaptec Inc. (a)                                   1,587          14,013
Anixter International Inc. (a)                       673          17,417
AT&T Wireless Services Inc. (a)                   29,832         238,358
Corning Inc. (a)                                  16,065         167,558
Cox Communications Inc. Class A (a)                2,355          81,130
Dobson Communications Corp. Class A (a)            2,558          16,806
EchoStar Communications Corp. (a)                  2,657          90,338
Emulex Corp. (a)                                   1,387          37,005
InterDigital Communications Corp. (a)              1,048          21,631
Level 3 Communications Inc. (a)                    7,759          44,226
Nextel Communications Inc. Class A (a)            12,112         339,863
Qwest Communications International
   Inc. (a)                                       17,595          76,010
Sprint Corp. (PCS Group) (a)                      10,347          58,150
UTStarcom Inc. (a)                                 1,057          39,183
Verizon Communications Inc.                       35,454       1,243,726
                                                           -------------
                                                               2,485,414
                                                           -------------
TELEPHONE (1.03%)
Alltel Corp.                                       3,285         153,015
AT&T Corp.                                         9,259         187,958
BellSouth Corp.                                   20,919         592,008
CenturyTel Inc.                                    1,929          62,924
Cincinnati Bell Inc. (a)                           4,165          21,033
SBC Communications Inc.                           40,261       1,049,604
Sprint Corp. (FON Group)                          10,878         178,617
Telephone & Data Systems Inc.                        933          58,359
                                                           -------------
                                                               2,303,518
                                                           -------------
TEXTILES (0.07%)
Cintas Corp.                                       2,052         102,867
Mohawk Industries Inc. (a)                           711   $      50,154
                                                           -------------
                                                                 153,021
                                                           -------------
TOBACCO (0.60%)
Altria Group Inc.                                 21,908       1,192,233
R.J. Reynolds Tobacco Holdings Inc.                1,184          68,850
UST Inc.                                           2,185          77,983
                                                           -------------
                                                               1,339,066
                                                           -------------
TOYS / GAMES / HOBBIES (0.06%)
Hasbro Inc.                                        2,477          52,711
Mattel Inc.                                        4,436          85,482
                                                           -------------
                                                                 138,193
                                                           -------------
TRANSPORTATION (0.80%)
Alexander & Baldwin Inc.                           1,869          62,967
Burlington Northern Santa Fe Corp.                 3,856         124,742
CNF Inc.                                           1,153          39,087
CSX Corp.                                          2,290          82,303
Expeditors International Washington Inc.           1,875          70,612
FedEx Corp.                                        3,498         236,115
Kansas City Southern Industries Inc. (a)           2,489          35,642
Norfolk Southern Corp.                             3,987          94,293
Union Pacific Corp.                                2,436         169,253
United Parcel Service Inc. Class B                11,926         889,083
                                                           -------------
                                                               1,804,097
                                                           -------------
TRUCKING & LEASING (0.01%)
GATX Corp.                                         1,003          28,064
                                                           -------------
TOTAL U.S. COMMON STOCKS
(Cost: $110,767,266)                                         131,813,356
                                                           -------------
INTERNATIONAL COMMON STOCKS (18.82%)
AUSTRALIA (0.86%)
Coles Myer Ltd.                                   14,514          82,673
Coles Myer Ltd. ADR                                4,129         187,457
National Australia Bank Ltd. ADR                   4,512         505,570
News Corp. Ltd.                                   13,054         117,928
News Corp. Ltd. ADR                                3,539         127,758
Rio Tinto PLC ADR                                  3,211         357,416
Westpac Banking Corp.                             12,578         151,536
Westpac Banking Corp. ADR                          6,568         396,839
                                                           -------------
                                                               1,927,177
                                                           -------------
BELGIUM (0.17%)
Cofinimmo                                          1,413         196,408
Compagnie Maritime Belge SA                        1,307         105,509

                 See accompanying notes to financial statements.

                         LIFEPATH 2030 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                               Shares          Value
                                           -------------   -------------
INTERNATIONAL COMMON STOCKS (Cont.)
BELGIUM (Cont.)
Electrabel SA                                        293   $      92,098
                                                           -------------
                                                                 394,015
                                                           -------------
DENMARK (0.19%)
Novo-Nordisk A/S ADR                               6,732         275,743
TDC A/S ADR                                        7,786         141,394
                                                           -------------
                                                                 417,137
                                                           -------------
FINLAND (0.35%)
Nokia OYJ                                          2,672          46,207
Nokia OYJ ADR                                     17,369         295,273
Outokumpu OYJ                                      5,206          70,722
Rautaruukki OYJ (a)                               14,852         109,404
Stora Enso OYJ Class R                             4,203          56,620
UPM-Kymmene OYJ                                    4,244          80,940
Uponor OYJ                                         3,719         117,274
                                                           -------------
                                                                 776,440
                                                           -------------
FRANCE (1.92%)
Alcatel SA ADR (a)                                10,027         128,847
Autoroutes du Sud de la France SA                  1,976          66,299
Aventis SA ADR                                     8,141         539,423
AXA ADR                                           18,158         389,852
BNP Paribas SA                                     4,332         272,771
Carrefour SA                                       2,965         162,761
Compagnie de Saint-Gobain SA                       2,345         114,795
France Telecom SA (a)                              4,944         141,310
France Telecom SA ADR (a)                          2,490          71,189
Groupe Wanadoo SA (a)                              8,807          72,207
L'Oreal SA                                         2,319         190,130
LVMH Moet Hennessy Louis Vuitton SA                4,089         297,597
Sanofi-Synthelabo SA                               2,407         181,253
Societe Generale Class A                           1,921         169,614
STMicroelectronics NV                              5,178         140,422
Suez SA                                            7,078         142,220
Technip-Coflexip SA                                  445          48,160
Total SA ADR                                       8,355         772,921
Union du Credit Bail Immobilier                    1,507         141,329
Vivendi Universal SA (a)                           5,451         132,493
Vivendi Universal SA ADR (a)                       2,837          68,882
Zodiac SA                                          2,235          65,573
                                                           -------------
                                                               4,310,048
                                                           -------------
GERMANY (1.35%)
Allianz AG                                         1,630         205,765
BASF AG                                            3,304         185,787
Bayer AG                                           4,727         138,447
DaimlerChrysler AG                                 9,984         461,460
Deutsche Bank AG                                   3,719         308,196
Deutsche Telekom AG (a)                            4,003          73,264
Deutsche Telekom AG ADR (a)                       13,311         241,328
Douglas Holding AG                                 3,594          99,914
E.ON AG                                            4,177   $     272,600
Merck KGaA                                         1,386          57,744
Muenchener Rueckversicherungs-
   Gesellschaft AG                                   908         110,087
RWE AG                                             4,473         176,990
SAP AG                                               377          63,317
SAP AG ADR                                         4,658         193,586
Siemens AG                                         5,415         433,718
                                                           -------------
                                                               3,022,203
                                                           -------------
GREECE (0.07%)
Aluminium of Greece S.A.I.C.                       4,210          85,602
Technical Olympic SA                              12,010          64,534
                                                           -------------
                                                                 150,136
                                                           -------------
HONG KONG (0.35%)
ASM Pacific Technology Ltd.                       13,000          56,932
Bank of East Asia Ltd.                            23,400          71,885
CLP Holdings Ltd.                                  7,500          35,744
Esprit Holdings Ltd.                              13,000          43,285
Giordano International Ltd.                       64,000          29,677
Hong Kong & China Gas Co. Ltd.                    73,000         111,424
Hong Kong Exchanges & Clearing Ltd.               36,000          78,134
Hongkong Electric Holdings Ltd.                   19,000          75,133
Hysan Development Co. Ltd.                        55,000          85,012
Shangri-La Asia Ltd.                              62,000          58,298
Sino Land Co. Ltd.                               160,000          91,195
Wharf Holdings Ltd.                               22,000          60,925
                                                           -------------
                                                                 797,644
                                                           -------------
IRELAND (0.14%)
Allied Irish Banks PLC ADR                         9,849         312,706
                                                           -------------
ITALY (0.70%)
Assicurazioni Generali SpA                         6,345         168,069
Banca Popolare di Milano SCRL                     17,385         113,809
Benetton Group SpA ADR                             9,120         210,398
ENI-Ente Nazionale Idrocarburi SpA                 6,315         119,163
ENI-Ente Nazionale Idrocarburi SpA ADR             2,928         278,101
Fiat SpA (a)                                       6,444          49,419
Fiat SpA ADR                                       8,550          66,177
Finmeccanica SpA                                  91,478          71,655
Sanpaolo IMI SpA ADR                              11,488         297,884
Seat Pagine Gaille SpA (a)                        86,138          82,031
Telecom Italia Media SpA (a)                     132,469          65,833
Tiscali SpA (a)                                    7,409          51,773
                                                           -------------
                                                               1,574,312
                                                           -------------
JAPAN (3.77%)
Ariake Japan Co. Ltd.                              2,270          72,228
Bridgestone Corp.                                  6,000          80,676
Canon Inc. ADR                                     7,000         333,480

                 See accompanying notes to financial statements.

                         LIFEPATH 2030 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                               Shares          Value
                                           -------------   -------------
INTERNATIONAL COMMON STOCKS (Cont.)
JAPAN (Cont.)
Chubu Electric Power Co. Inc.                      4,100   $      85,504
Dainippon Screen Manufacturing Co.
   Ltd. (a)                                       15,000         102,594
Dowa Mining Co. Ltd.                               9,000          48,372
East Japan Railway Co.                                27         127,228
Fuji Photo Film Co. Ltd. ADR                       5,276         173,053
Hitachi Ltd. ADR                                   3,187         191,443
Honda Motor Co. Ltd. ADR                          10,856         244,260
Ito-Yokado Co. Ltd.                                4,281         134,618
Ito-Yokado Co. Ltd. ADR (b)                          240           5,731
Japan Airlines System Corp. ADR                   11,178         145,314
JFE Holdings Inc.                                  4,000         109,172
Kansai Electric Power Co. Inc.                     3,800          66,590
Kikkoman Corp.                                    11,000          78,212
Kirin Brewery Co. Ltd. ADR                        38,969         334,744
Kubota Corp. ADR                                  12,153         254,605
Kyocera Corp. ADR                                  1,630         109,210
Kyushu Electric Power Co. Inc.                     3,200          55,030
Makita Corp. ADR                                   6,620          65,955
Matsushita Electric Industrial Co.
   Ltd. ADR                                       16,391         228,491
Millea Holdings Inc. ADR                           9,079         611,925
Mitsubishi Corp. ADR                              12,781         272,874
Mitsubishi Tokyo Financial Group Inc.                 26         202,818
Mitsui & Co. Ltd. ADR                              1,647         261,873
NEC Corp. ADR                                     22,088         165,859
Nintendo Co. Ltd.                                  1,100         102,641
Nippon Oil Corp.                                  19,000          96,799
Nippon Telegraph & Telephone Corp. ADR            11,750         288,580
Nissan Motor Co. Ltd. ADR                          8,838         198,501
Nomura Holdings Inc.                              13,000         221,377
NTT DoCoMo Inc.                                      108         244,882
Osaka Gas Co. Ltd.                                27,000          73,061
Pioneer Corp. ADR                                  5,395         151,977
Ricoh Corp. Ltd. ADR                               1,970         194,537
Seino Transportation Co. Ltd.                      6,000          49,603
Seven-Eleven Japan Co. Ltd.                        3,000          90,977
Sharp Corp.                                        8,000         126,229
Shin-Etsu Chemical Co. Ltd.                        3,000         122,609
Snow Brand Milk Products Co. Ltd. (a)             32,000          92,265
Softbank Corp.                                     2,100          64,272
Sony Corp.                                         1,600          55,389
Sony Corp. ADR                                     4,291         148,769
Sumitomo Mitsui Financial Group Inc.                  28         149,184
Sumitomo Osaka Cement Co. Ltd.                    31,000          60,745
Takeda Chemical Industries Ltd.                    4,900         194,317
Takefuji Corp.                                     1,160          54,228
Tohoku Electric Power Co. Inc.                     3,000          49,743
Tokyo Electric Power Co. Inc. (The)                7,000         153,494
Tokyo Gas Co. Ltd.                                27,000          96,240
Tokyu Corp.                                       19,000          97,509
Toshiba Corp.                                     25,000   $      94,709
Toyota Motor Corp. ADR                             7,853         539,894
Yamanouchi Pharmaceutical Co. Ltd.                 2,800          87,002
                                                           -------------
                                                               8,461,392
                                                           -------------
NETHERLANDS (1.10%)
ABN AMRO Holding NV ADR                           17,633         414,023
Aegon NV ADR                                       9,080         134,384
Akzo Nobel NV ADR                                  5,022         191,840
ING Groep NV                                       3,033          70,737
ING Groep NV ADR                                   6,908         161,716
Koninklijke Ahold NV ADR (a)                      12,337          95,735
Koninklijke KPN NV (a)                            15,425         119,073
Koninklijke Philips Electronics NV NY              9,058         263,497
Reed Elsevier NV ADR                               8,507         210,548
Royal Dutch Petroleum Co.                         11,581         610,602
Unilever NV CVA                                    2,966         193,979
                                                           -------------
                                                               2,466,134
                                                           -------------
NEW ZEALAND (0.10%)
Telecom Corp. of New Zealand Ltd.                 29,185         102,897
Telecom Corp. of New Zealand Ltd. ADR              4,215         119,074
                                                           -------------
                                                                 221,971
                                                           -------------
NORWAY (0.08%)
Aker Kvaerner ASA (a)                              2,670          45,652
DNB NOR ASA                                       19,343         129,093
                                                           -------------
                                                                 174,745
                                                           -------------
PANAMA (0.12%)
Carnival Corp.                                     7,050         280,096
                                                           -------------
PORTUGAL (0.07%)
Banco Comercial Portugues SA Class R              67,493         150,684
                                                           -------------
SINGAPORE (0.16%)
Chartered Semiconductor Manufacturing
   Ltd. (a)                                       21,000          21,392
Chartered Semiconductor Manufacturing
   Ltd. ADR (a)                                    2,111          21,258
Haw Par Corp. Ltd.                                42,000         110,299
Singapore Exchange Ltd.                           98,000          97,521
SMRT Corp. Ltd.                                  341,000         120,473
                                                           -------------
                                                                 370,943
                                                           -------------
SPAIN (0.76%)
Antena 3 Television SA (a)                         2,381         104,931
Banco Bilbao Vizcaya Argentaria SA                 4,582          63,286
Banco Bilbao Vizcaya Argentari SA ADR             16,643         230,506

                 See accompanying notes to financial statements.

                         LIFEPATH 2030 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                               Shares          Value
                                           -------------   -------------
INTERNATIONAL COMMON STOCKS (Cont.)
SPAIN (Cont.)
Banco Santander Central Hispano SA ADR            48,205   $     578,942
Repsol YPF SA ADR                                 10,083         197,123
Telefonica SA                                     13,099         192,321
Telefonica SA ADR                                  7,670         338,937
                                                           -------------
                                                               1,706,046
                                                           -------------
SWEDEN (0.36%)
Hennes & Mauritz AB Class B                        5,251         124,793
Hoganas AB Class B                                 3,785          81,010
Holmen AB Class B                                  1,406          49,926
OM AB                                              9,005         112,010
Skanska AB Class B                                13,588         119,917
SSAB Svenskt Stal AB Series A                      4,264          76,150
Telefonaktiebolaget LM Ericsson AB
   ADR (a)                                         4,430          78,411
Telefonaktiebolaget LM Ericsson
   Class B (a)                                     88,308        158,322
                                                           -------------
                                                                 800,539
                                                           -------------
SWITZERLAND (1.44%)
Adecco SA ADR                                     11,739         189,115
Ciba Specialty Chemicals AG (a)                      599          46,351
Compagnie Financiere Richemont AG                  3,294          79,104
Credit Suisse Group                                7,487         273,933
Givaudan SA - Registered                             203         105,378
Logitech International
   SA - Registered (a)                             1,198          51,824
Lonza Group AG - Registered                        1,016          58,409
Nestle SA                                          1,753         437,984
Novartis AG                                       12,083         548,583
Roche Holding AG - Genusschein                     3,673         370,493
Schindler Holding AG Certificates of
   Participation (a)                                 499         121,850
Societe Generale de Surveillance
   Holding SA                                        159          99,765
Sulzer AG - Registered                               318          85,623
Swiss Re                                           1,090          73,592
UBS AG - Registered                                6,645         455,089
Unaxis Holding AG Class R                            581          82,329
Valora Holding AG                                    244          60,766
Zurich Financial Services AG (a)                     642          92,400
                                                           -------------
                                                               3,232,588
                                                           -------------
UNITED KINGDOM (4.76%)
AstraZeneca PLC                                      470          22,549
AstraZeneca PLC ADR                               10,090         488,154
BAE Systems PLC                                   26,085          78,566
Balfour Beatty PLC                                15,467          60,499
Barclays PLC ADR (c)                              13,656         496,396
Barratt Developments PLC                           6,296          61,200
BHP Billiton PLC                                  17,579   $     153,569
BP PLC                                            72,393         587,062
BP PLC ADR                                         9,282         458,067
British American Tobacco PLC                      11,173         154,010
British Sky Broadcasting Group PLC
   ADR (a)                                         3,168         161,378
British Telecom PLC ADR                            5,837         199,742
Cadbury Schweppes PLC ADR                         11,609         346,993
Carnival PLC                                       2,140          86,234
Centrica PLC                                      38,111         143,953
Compass Group PLC                                 23,644         160,840
Diageo PLC ADR                                    10,257         542,185
George Wimpey PLC                                  9,237          61,719
GlaxoSmithKline PLC ADR                           18,562         865,360
Great Portland Estates PLC                        22,114          92,832
GUS PLC                                            7,300         101,082
Hanson PLC ADR                                     7,619         278,093
HBOS PLC                                          22,599         292,696
Hong Kong & Shanghai Banking ADR                   3,025         238,430
HSBC Holdings PLC                                 40,699         639,687
Imperial Tobacco Group PLC                         5,993         118,012
Kelda Group PLC                                    7,724          64,849
Kesa Electricals PLC                               4,098          18,872
Kidde PLC                                         36,578          69,736
Kingfisher PLC                                    16,954          84,525
Lloyds TSB Group PLC                              29,360         235,463
National Grid Transco PLC                         23,624         169,268
Peninsular & Oriental Steam Navigation
   Co. PLC                                        22,633          93,188
Prudential Corp. PLC                               9,244          78,149
Rank Group PLC                                    16,365          81,809
Reckitt Benckiser PLC                              4,946         111,916
Reuters Group PLC                                  2,427          10,210
Reuters Group PLC ADR                              2,892          73,399
Royal Bank of Scotland Group PLC                  16,374         482,474
Scottish & Southern Energy PLC                     8,258          99,490
Scottish Power PLC                                16,010         106,688
Shell Transport & Trading Co. PLC                 57,022         424,134
Tate & Lyle PLC                                    8,433          47,025
Tesco PLC                                         40,595         187,310
Unilever PLC                                      17,890         166,774
United Utilities PLC                               5,788          51,341
Vodafone Group PLC                               125,143         310,274
Vodafone Group PLC ADR                            28,325         709,258

                 See accompanying notes to financial statements.

                         LIFEPATH 2030 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                             Shares or
                                             principal
                                               amount          Value
                                           -------------   -------------
INTERNATIONAL COMMON STOCKS (Cont.)
UNITED KINGDOM (Cont.)
WPP Group PLC                                     13,247   $     130,072
                                                           -------------
                                                              10,695,532
                                                           -------------
TOTAL INTERNATIONAL COMMON STOCKS
(Cost: $38,036,644)                                           42,242,488
                                                           -------------
TOTAL COMMON STOCKS
(Cost: $148,803,910)                                         174,055,844
                                                           -------------
PREFERRED STOCKS (0.01%)
AUSTRALIA (0.01%)
News Corp. Ltd. ADR                                  839          25,382
                                                           -------------
TOTAL PREFERRED STOCKS
(Cost: $24,249)                                                   25,382
                                                           -------------
U.S. GOVERNMENT OBLIGATIONS (20.29%)
U.S. Treasury Bonds
   5.38%, 02/15/31                         $   3,005,000       3,133,770
   6.13%, 11/15/27                               745,000         839,929
   6.25%, 08/15/23                             1,160,000       1,322,174
   6.25%, 05/15/30                             1,320,000       1,523,259
   7.25%, 05/15/16                             2,455,000       3,062,517
   7.50%, 11/15/16                             3,030,000       3,857,569
   7.63%, 11/15/22                               745,000         975,776
   8.00%, 11/15/21                             8,165,000      11,027,216
   8.13%, 08/15/19                             1,830,000       2,471,929
U.S. Treasury Notes
   1.13%, 06/30/05                               390,000         387,913
   2.00%, 08/31/05                               445,000         447,868
   3.00%, 11/15/07                             1,900,000       1,916,329
   3.25%, 08/15/08                               435,000         437,651
   3.63%, 05/15/13                               990,000         951,599
   4.00%, 11/15/12                             1,445,000       1,431,115
   4.38%, 08/15/12                             1,150,000       1,172,821
   4.75%, 11/15/08                               750,000         802,910
   5.00%, 08/15/11                               700,000         749,109
   5.63%, 05/15/08                             1,665,000       1,844,377
   5.75%, 11/15/05                               985,000       1,057,567
   5.75%, 08/15/10                             1,130,000       1,267,012
   6.50%, 05/15/05                             2,210,000       2,361,937
   6.50%, 10/15/06                             1,420,000       1,581,691
   7.00%, 07/15/06                               820,000         918,496
                                                           -------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $45,796,100)                                           45,542,534
                                                           -------------
SHORT TERM INVESTMENTS (19.15%)
MONEY MARKET FUNDS (10.15%)
Barclays Global Investors Funds
   Institutional Money Market Fund,
   Institutional Shares (c) (d)               16,329,627   $  16,329,627
Barclays Global Investors Funds Prime
   Money Market Fund, Institutional
   Shares (c) (d)                              5,163,406       5,163,406
BlackRock Temp Cash Money Market
   Fund (d)                                      185,134         185,134
Short Term Investment Co. - Liquid
   Assets Money Market Portfolio (d)           1,115,605       1,115,605
                                                           -------------
                                                              22,793,772
                                                           -------------
FLOATING RATE NOTES (4.06%)
Beta Finance Inc.
   1.11%, 05/20/04 (d) (e)                 $     234,700         234,687
   1.12%, 09/15/04 (d) (e)                       469,401         469,368
   1.13%, 10/12/04 (d) (e)                       234,700         234,682
   1.20%, 08/23/04 (d) (e)                       234,700         234,829
CC USA Inc.
   1.06%, 05/24/04 (d) (e)                       469,401         469,382
   1.11%, 04/19/04 (d) (e)                       206,536         206,533
   1.16%, 07/15/04 (d) (e)                       234,700         234,745
Dorada Finance Inc.
   1.11%, 05/20/04 (d) (e)                       469,401         469,374
   1.24%, 08/09/04 (d)                           117,350         117,340
Five Finance Inc.
   1.13%, 04/15/04 (d) (e)                       234,700         234,700
HBOS Treasury Services PLC
   1.16%, 01/24/05 (d)                           469,401         469,401
Holmes Financing PLC
   1.12%, 04/15/04 (d)                            93,880          93,880
K2 USA LLC
   1.10%, 09/27/04 (d) (e)                       506,953         506,897
   1.12%, 08/16/04 (d) (e)                       117,350         117,339
   1.13%, 05/17/04 (d)                           234,700         234,696
   1.14%, 04/13/04 (d)                           234,700         234,697
Links Finance LLC
   1.10%, 06/28/04 (d)                           234,700         234,678
   1.10%, 07/20/04 (d)                           187,760         187,740
   1.11%, 03/29/04 (d)                           234,700         234,700
   1.14%, 05/04/04 (d)                           234,700         234,696
Nationwide Building Society
   1.14%, 07/23/04 (d) (e)                       352,050         352,050
   1.17%, 12/28/04 (d) (e)                       469,401         469,401

                 See accompanying notes to financial statements.

                         LIFEPATH 2030 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                             Principal
                                              amount           Value
                                           -------------   -------------
SHORT TERM INVESTMENTS (Cont.)
FLOATING RATE NOTES (Cont.)
Permanent Financing PLC
   1.13%, 12/10/04 (d)                     $     234,700   $     234,700
Sigma Finance Inc.
   1.09%, 10/07/04 (d)                           469,401         469,329
   1.10%, 07/20/04 (d)                           234,700         234,675
   1.13%, 07/01/04 (d)                           234,700         234,671
   1.24%, 08/06/04 (d)                           117,350         117,343
Tango Finance Corp.
   1.09%, 07/15/04 (d) (e)                       140,820         140,795
   1.10%, 07/06/04 (d) (e)                       140,820         140,813
WhistleJacket Capital LLC
   1.12%, 09/15/04 (d) (e)                       234,700         234,667
White Pine Finance LLC
   1.10%, 08/26/04 (d) (e)                       234,700         234,677
   1.12%, 04/20/04 (d) (e)                       234,700         234,700
   1.12%, 11/15/04 (d) (e)                       281,640         281,640
   1.13%, 07/06/04 (d) (e)                       281,640         281,627
                                                           -------------
                                                               9,115,452
                                                           -------------
TIME DEPOSITS (1.52%)
Abbey National Treasury Services PLC
   1.40%, 10/25/04 (d)                           469,401         469,342
Bank of New York
   1.39%, 11/01/04 (d)                           469,401         469,361
Bank of Nova Scotia
   1.24%, 10/07/04 (d)                           352,050         352,023
   1.42%, 10/29/04 (d)                           352,050         352,072
Canadian Imperial Bank of Commerce
   1.24%, 10/07/04 (d)                           352,050         352,010
   1.40%, 10/29/04 (d)                           469,401         469,391
SunTrust Bank
   0.81%, 01/02/04 (d)                           586,751         586,751
Toronto-Dominion Bank
   1.41%, 11/01/04 (d)                           352,050         352,021
                                                           -------------
                                                               3,402,971
                                                           -------------
REPURCHASE AGREEMENTS (1.46%)
Goldman, Sachs & Co.
   1.02%, 01/02/04 (d)                         1,408,202       1,408,202
Merrill Lynch
   0.98%, 01/02/04 (d)                           469,401         469,401
   0.98%, 01/02/04 (d)                           469,401         469,401
   1.00%, 01/02/04 (d)                           938,801         938,801
                                                           -------------
                                                               3,285,805
                                                           -------------
COMMERCIAL PAPER (1.45%)
Alpine Securitization Corp.
   1.09%, 01/07/04 (d)                           234,700         234,665
   1.09%, 01/09/04 (d)                           234,700         234,651
   1.10%, 01/20/04 (d)                           234,700         234,571
Amsterdam Funding Corp.
   1.09%, 01/07/04 (d)                     $     234,700   $     234,665
   1.09%, 01/20/04 (d)                           234,700         234,572
Barton Capital Corp.
   1.09%, 01/13/04 (d)                           140,820         140,773
Edison Asset Securitization
   1.09%, 01/23/04 (d)                           234,700         234,551
Falcon Asset Securitization
   1.09%, 01/16/04 (d)                           469,401         469,202
Jupiter Securitization Corp.
   1.09%, 01/14/04 (d)                           516,341         516,154
Preferred Receivables Funding Corp.
   1.09%, 01/12/04 (d)                           422,461         422,333
Receivables Capital Corp.
   1.02%, 01/06/04 (d)                           295,586         295,553
                                                           -------------
                                                               3,251,690
                                                           -------------
U.S. GOVERNMENT AGENCY NOTES (0.51%)
Federal Home Loan Mortgage Corporation
   1.15%, 05/12/04 (d)                           352,050         350,577
   1.28%, 08/19/04 (d)                           187,760         186,225
Federal National Mortgage Association
   1.28%, 08/20/04 (d)                           610,221         605,209
                                                           -------------
                                                               1,142,011
                                                           -------------
TOTAL SHORT TERM INVESTMENTS
(Cost: $42,991,701)                                           42,991,701
                                                           -------------
TOTAL INVESTMENTS IN SECURITIES (117.00%)
(Cost $237,615,960)                                          262,615,461
Other Assets, Less Liabilities (-17.00%)                     (38,163,172)
                                                           -------------
NET ASSETS (100.00%)                                       $ 224,452,289
                                                           =============

(a)  Non-income earning securities.
(b) Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(c)  Issuer is affiliated with the Master Portfolio's investment advisor. See
     Note 2.
(d) All or a portion of this security represents investments of securities lending collateral.
(e) Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                 See accompanying notes to financial statements.

                         LIFEPATH 2040 MASTER PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                December 31, 2003

                                               Shares          Value
                                           -------------   -------------
COMMON STOCKS (89.38%)
U.S. COMMON STOCKS (69.37%)
ADVERTISING (0.18%)
ADVO Inc.                                            310   $       9,846
Getty Images Inc. (a)                                418          20,954
Interpublic Group of Companies Inc. (a)            3,694          57,626
Lamar Advertising Co. (a)                            986          36,798
Omnicom Group Inc.                                 1,821         159,028
                                                           -------------
                                                                 284,252
                                                           -------------
AEROSPACE / DEFENSE (0.97%)
Alliant Techsystems Inc. (a)                         358          20,678
Boeing Co. (The)                                   8,072         340,154
General Dynamics Corp.                             1,787         161,527
Goodrich (B.F.) Co.                                1,138          33,787
L-3 Communications Holdings Inc. (a)                 887          45,556
Lockheed Martin Corp.                              4,883         250,986
Northrop Grumman Corp.                             1,605         153,438
Raytheon Co.                                       3,685         110,697
Rockwell Collins Inc.                              1,528          45,886
United Technologies Corp.                          4,372         414,334
                                                           -------------
                                                               1,577,043
                                                           -------------
AIRLINES (0.10%)
Delta Air Lines Inc.                               1,869          22,073
Southwest Airlines Co.                             8,728         140,870
                                                           -------------
                                                                 162,943
                                                           -------------
APPAREL (0.19%)
Jones Apparel Group Inc.                           1,270          44,742
Liz Claiborne Inc.                                 1,219          43,226
Nike Inc. Class B                                  2,438         166,905
VF Corp.                                           1,100          47,564
                                                           -------------
                                                                 302,437
                                                           -------------
AUTO MANUFACTURERS (0.42%)
Ford Motor Company                                17,161         274,576
General Motors Corp.                               5,187         276,986
Navistar International Corp. (a)                     697          33,379
PACCAR Inc.                                          999          85,035
Wabash National Corp. (a)                            447          13,097
                                                           -------------
                                                                 683,073
                                                           -------------
AUTO PARTS & EQUIPMENT (0.14%)
Autoliv Inc.                                       1,477          55,609
BorgWarner Inc.                                      376          31,986
Dana Corp.                                         1,208          22,167
Delphi Corp.                                       4,337          44,281
Goodyear Tire & Rubber Co. (The) (a)               1,874          14,730
Lear Corp.                                           792          48,573
Visteon Corp.                                      1,425          14,834
                                                           -------------
                                                                 232,180
                                                           -------------
BANKS (5.43%)
AmSouth Bancorp                                    3,125   $      76,562
Associated Bancorp                                 1,157          49,346
Astoria Financial Corp.                            1,098          40,846
BancTrust Financial Group Inc.                     1,047          16,773
Bank of America Corp.                             16,309       1,311,733
Bank of Hawaii Corp.                                 885          37,347
Bank of New York Co. Inc. (The)                    7,107         235,384
Bank One Corp.                                    11,375         518,586
Banknorth Group Inc.                               2,033          66,133
BB&T Corp.                                         4,422         170,866
Cascade Bancorp                                      974          18,759
Charter One Financial Inc.                         1,796          62,052
City National Corp.                                  625          38,825
Coastal Financial Corp.                            1,496          26,434
Comerica Inc.                                      1,384          77,587
Commerce Bancorp Inc.                                692          36,455
Commerce Bancshares Inc.                           1,063          52,108
Compass Bancshares Inc.                            1,667          65,530
Downey Financial Corp.                               570          28,101
East West Bancorp Inc.                               947          50,835
Eastern Virginia Bankshares                          459          13,339
Fifth Third Bancorp                                4,898         289,472
First Citizens Banc Corp.                            814          23,044
First Tennessee National Corp.                     1,125          49,612
FleetBoston Financial Corp.                        9,773         426,591
Fulton Financial Corp.                             1,550          33,960
Golden West Financial Corp.                        1,092         112,683
GreenPoint Financial Corp.                         1,449          51,179
Hibernia Corp. Class A                             2,220          52,192
Huntington Bancshares Inc.                         2,661          59,873
KeyCorp                                            3,306          96,932
M&T Bank Corp.                                       688          67,630
Marshall & Ilsley Corp.                            2,191          83,806
Mellon Financial Corp.                             4,069         130,656
Mercantile Bankshares Corp.                        1,030          46,947
National Bankshares Inc.                             458          22,611
National City Corp.                                5,205         176,658
National Commerce Financial Corp.                  2,664          72,674
New York Community Bancorp Inc.                    2,523          96,000
North Fork Bancorp Inc.                            1,068          43,222
Northern States Financial Corp.                      845          24,201
Northern Trust Corp.                               1,934          89,776
Old Point Financial Corp.                            720          22,860
PNC Financial Services Group                       2,207         120,789
Popular Inc.                                       1,754          78,825
Prosperity Bancshares Inc.                         2,240          50,445
Regions Financial Corp.                            1,836          68,299
Shore Bancshares Inc.                                413          15,731
SouthTrust Corp.                                   2,700          88,371
Sovereign Bancorp Inc.                             3,478          82,602
State Street Corp.                                 3,032         157,907
Sterling Bancorp (New York)                        1,476          42,066
SunTrust Banks Inc.                                2,414         172,601

                 See accompanying notes to financial statements.

                         LIFEPATH 2040 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                               Shares          Value
                                           -------------   -------------
U.S. COMMON STOCKS (Cont.)
BANKS (Cont.)
Synovus Financial Corp.                            2,647   $      76,551
TCF Financial Corp.                                  776          39,848
U.S. Bancorp                                      17,636         525,200
UCBH Holdings Inc.                                 1,332          51,908
Union Planters Corp.                               1,588          50,006
UnionBanCal Corp.                                    689          39,645
Valley National Bancorp                            1,587          46,340
Wachovia Corp.                                    12,112         564,298
Washington Mutual Inc.                             8,208         329,305
Wayne Bancorp Inc.                                   858          23,102
Wells Fargo & Company                             16,551         974,688
Westamerica Bancorp                                  650          32,305
Wilmington Trust Corp.                             1,011          36,396
Zions Bancorporation                                 830          50,904
                                                           -------------
                                                               8,784,312
                                                           -------------
BEVERAGES (1.80%)
Anheuser-Busch Companies Inc.                      9,403         495,350
Brown-Forman Corp. Class B                           384          35,885
Coca-Cola Co. (The)                               26,946       1,367,509
Coca-Cola Enterprises Inc.                         4,132          90,367
Constellation Brands Inc. (a)                      1,043          34,346
Coors (Adolf) Company Class B                        376          21,094
Pepsi Bottling Group Inc.                          2,475          59,845
PepsiAmericas Inc.                                 1,340          22,941
PepsiCo Inc.                                      16,764         781,538
                                                           -------------
                                                               2,908,875
                                                           -------------
BIOTECHNOLOGY (0.90%)
Amgen Inc. (a)                                    11,712         723,802
Applera Corp. - Celera Genomics
   Group (a)                                         884          12,296
Biogen Idec Inc. (a)                               2,927         107,655
Cephalon Inc. (a)                                    606          29,336
Chiron Corp. (a)                                   1,463          83,376
CuraGen Corp. (a)                                  1,051           7,704
Genentech Inc. (a)                                 2,055         192,286
Genzyme Corp. - General Division (a)               1,825          90,045
Human Genome Sciences Inc. (a)                     1,933          25,612
ICOS Corp. (a)                                       724          29,887
Immunomedics Inc. (a)                              1,410           6,430
Invitrogen Corp. (a)                                 551          38,570
Millennium Pharmaceuticals Inc. (a)                3,121          58,269
Myriad Genetics Inc. (a)                             118           1,517
Protein Design Labs Inc. (a)                       1,248          22,339
Regeneron Pharmaceuticals Inc. (a)                   244           3,589
TECHNE Corp. (a)                                     426          16,094
                                                           -------------
                                                               1,448,807
                                                           -------------
BUILDING MATERIALS (0.14%)
American Standard Companies Inc. (a)                 597          60,118
Masco Corp.                                        4,068         111,504
Vulcan Materials Co.                               1,033   $      49,140
                                                           -------------
                                                                 220,762
                                                           -------------
CHEMICALS (1.05%)
Air Products & Chemicals Inc.                      2,225         117,547
Ashland Inc.                                         699          30,798
Cabot Corp.                                          797          25,376
Dow Chemical Co. (The)                             8,726         362,740
Du Pont (E.I.) de Nemours and Co.                 11,319         519,429
Eastman Chemical Co.                                 840          33,205
Engelhard Corp.                                    1,328          39,774
Great Lakes Chemical Corp.                           620          16,858
Hercules Inc. (a)                                  1,041          12,700
IMC Global Inc.                                    1,283          12,740
Lyondell Chemical Co.                              1,998          33,866
Monsanto Co.                                       2,386          68,669
PPG Industries Inc.                                1,569         100,447
Praxair Inc.                                       3,182         121,552
Rohm & Haas Co.                                    2,099          89,648
Sherwin-Williams Co. (The)                         1,333          46,308
Sigma-Aldrich Corp.                                  632          36,138
Valspar Corp. (The)                                  712          35,187
                                                           -------------
                                                               1,702,982
                                                           -------------
COMMERCIAL SERVICES (1.06%)
Alliance Data Systems Corp. (a)                      432          11,958
Apollo Group Inc. Class A (a)                      1,610         109,480
BearingPoint Inc. (a)                              1,733          17,486
Block (H & R) Inc.                                 1,592          88,149
Career Education Corp. (a)                         1,056          42,314
Caremark Rx Inc. (a)                               2,587          65,529
Cendant Corp. (a)                                  9,548         212,634
Coinstar Inc. (a)                                    237           4,280
Concord EFS Inc. (a)                               4,854          72,033
Convergys Corp. (a)                                1,221          21,319
Corinthian Colleges Inc. (a)                         606          33,669
Corporate Executive Board Co. (The) (a)              514          23,988
Deluxe Corp.                                         644          26,617
DeVry Inc. (a)                                       769          19,325
Donnelley (R.R.) & Sons Co.                        1,315          39,647
Dun & Bradstreet Corp. (a)                           934          47,363
Ecolab Inc.                                        2,405          65,825
Equifax Inc.                                       1,353          33,148
Fair Isaac Corp.                                     584          28,709
First Health Group Corp. (a)                       1,203          23,410
Heidrick & Struggles International
   Inc. (a)                                          772          16,830
Hudson Highland Group Inc. (a)                        81           1,932
InterActiveCorp (a)                                3,993         135,482
Iron Mountain Inc. (a)                               754          29,813
ITT Educational Services Inc. (a)                    532          24,988

                 See accompanying notes to financial statements.

                         LIFEPATH 2040 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                               Shares          Value
                                           -------------   -------------
U.S. COMMON STOCKS (Cont.)
COMMERCIAL SERVICES (Cont.)
Landauer Inc.                                        372   $      15,170
Manpower Inc.                                        938          44,161
McKesson Corp.                                     2,524          81,172
Monster Worldwide Inc. (a)                           984          21,609
Moody's Corp.                                      1,377          83,377
Paychex Inc.                                       3,328         123,802
Rent-A-Center Inc. (a)                               805          24,053
Robert Half International Inc. (a)                 1,511          35,267
ServiceMaster Co. (The)                            3,630          42,290
Trimeris Inc. (a)                                    390           8,182
Valassis Communications Inc. (a)                     587          17,228
Viad Corp.                                         1,046          26,150
                                                           -------------
                                                               1,718,389
                                                           -------------
COMPUTERS (4.07%)
Affiliated Computer Services Inc.
   Class A (a)                                     1,170          63,718
Apple Computer Inc. (a)                            3,206          68,512
Ask Jeeves Inc. (a)                                  336           6,088
BISYS Group Inc. (The) (a)                         1,047          15,579
Brocade Communications Systems Inc. (a)            3,464          20,022
CACI International Inc. Class A (a)                  237          11,523
Ceridian Corp. (a)                                 1,438          30,112
Cisco Systems Inc. (a)                            66,440       1,613,828
Computer Sciences Corp. (a)                        1,800          79,614
Dell Inc. (a)                                     24,295         825,058
Diebold Inc.                                         953          51,338
DST Systems Inc. (a)                                 943          39,380
Echelon Corp. (a)                                    817           9,101
Electronic Data Systems Corp.                      4,419         108,442
EMC Corp. (a)                                     21,861         282,447
Extreme Networks Inc. (a)                          1,748          12,603
FactSet Research Systems Inc.                        295          11,272
Foundry Networks Inc. (a)                          1,309          35,814
Gateway Inc. (a)                                   2,826          13,000
Hewlett-Packard Co.                               28,646         657,999
Hyperion Solutions Corp. (a)                         366          11,031
International Business Machines Corp.             17,318       1,605,032
Internet Security Systems Inc. (a)                   277           5,216
Juniper Networks Inc. (a)                          3,367          62,896
Kronos Inc. (a)                                      361          14,299
Lexmark International Inc. (a)                     1,204          94,683
McDATA Corp. Class A (a)                           1,040           9,911
Mindspeed Technologies Inc. (a)                      872           5,973
NCR Corp. (a)                                        930          36,084
NetScreen Technologies Inc. (a)                      688          17,028
Network Appliance Inc. (a)                         3,048          62,575
PalmOne Inc. (a)                                     201           2,362
Planar Systems Inc. (a)                              268           6,518
Retek Inc. (a)                                       827           7,675
SanDisk Corp. (a)                                    662          40,475
Sapient Corp. (a)                                  7,650   $      42,840
ScanSource Inc. (a)                                  135           6,159
Seagate Technology Inc. (b)                        6,036               1
SRA International Inc. Class A (a)                    86           3,707
Storage Technology Corp. (a)                       1,501          38,651
Sun Microsystems Inc. (a)                         28,230         126,753
SunGard Data Systems Inc. (a)                      2,770          76,757
Synopsys Inc. (a)                                  1,434          48,412
3Com Corp. (a)                                     5,567          45,482
Unisys Corp. (a)                                   2,761          41,001
VeriSign Inc. (a)                                  2,397          39,071
Veritas Software Corp. (a)                         4,057         150,758
Western Digital Corp. (a)                          2,192          25,844
                                                           -------------
                                                               6,582,644
                                                           -------------
COSMETICS / PERSONAL CARE (1.54%)
Alberto-Culver Co. Class B                           554          34,946
Avon Products Inc.                                 2,061         139,097
Colgate-Palmolive Co.                              4,918         246,146
Estee Lauder Companies Inc. Class A                1,115          43,775
Gillette Co. (The)                                 9,680         355,546
International Flavors & Fragrances Inc.              901          31,463
Kimberly-Clark Corp.                               4,609         272,346
Procter & Gamble Co.                              13,668       1,365,160
                                                           -------------
                                                               2,488,479
                                                           -------------
DISTRIBUTION / WHOLESALE (0.22%)
CDW Corp.                                            695          40,143
Costco Wholesale Corp. (a)                         4,198         156,082
Fastenal Co.                                         792          39,552
Genuine Parts Co.                                  1,636          54,315
Grainger (W.W.) Inc.                                 918          43,504
Tech Data Corp. (a)                                  573          22,742
                                                           -------------
                                                                 356,338
                                                           -------------
DIVERSIFIED FINANCIAL SERVICES (6.29%)
Affiliated Managers Group Inc. (a)                   230          16,006
Alleghany Corp. (a)                                  148          32,930
Allied Capital Corp.                               1,695          47,257
American Express Co.                              12,279         592,216
American International Group Inc.                 26,936       1,785,318
AmeriCredit Corp. (a)                              1,440          22,939
Bear Stearns Companies Inc. (The)                    978          78,191
Capital One Financial Corp.                        2,079         127,422
CIT Group Inc.                                     2,494          89,659
Citigroup Inc.                                    52,402       2,543,593
Countrywide Financial Corp.                        1,748         132,560
Doral Financial Corp.                              1,155          37,283
E*TRADE Financial Corp. (a)                        3,701          46,818
Edwards (A.G.) Inc.                                1,171          42,425
Fannie Mae                                         9,797         735,363
Federal Agricultural Mortgage Corp. (a)              112           3,580

                 See accompanying notes to financial statements.

                         LIFEPATH 2040 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                               Shares          Value
                                           -------------   -------------
U.S. COMMON STOCKS (Cont.)
DIVERSIFIED FINANCIAL SERVICES (Cont.)
Federated Investors Inc. Class B                     966   $      28,362
Franklin Resources Inc.                            2,269         118,124
Freddie Mac                                        6,814         397,392
Gabelli Asset Management Inc. Class A                247           9,831
Goldman Sachs Group Inc. (The)                     4,430         437,374
Janus Capital Group Inc.                           2,363          38,777
JP Morgan Chase & Co.                             18,829         691,589
Legg Mason Inc.                                      719          55,492
Lehman Brothers Holdings Inc.                      2,622         202,471
MBNA Corp.                                        11,922         296,262
Merrill Lynch & Co. Inc.                           8,743         512,777
Morgan Stanley                                    10,296         595,830
Nuveen Investments Inc. Class A                    1,060          28,260
Providian Financial Corp. (a)                      2,772          32,266
Schwab (Charles) Corp. (The)                      12,893         152,653
SEI Investment Co.                                 1,038          31,628
SLM Corp.                                          4,048         152,529
T. Rowe Price Group Inc.                           1,298          61,538
                                                           -------------
                                                              10,176,715
                                                           -------------
ELECTRIC (1.70%)
AES Corp. (The) (a)                                5,614          52,996
Ameren Corp.                                       1,298          59,708
American Electric Power Co. Inc.                   3,851         117,494
Calpine Corp. (a)                                  3,699          17,792
CenterPoint Energy Inc.                            2,845          27,568
Cinergy Corp.                                      1,341          52,044
CMS Energy Corp. (a)                               1,700          14,484
Consolidated Edison Inc.                           1,878          80,773
Constellation Energy Group Inc.                    1,442          56,469
Dominion Resources Inc.                            2,796         178,469
DPL Inc.                                           1,730          36,122
DTE Energy Co.                                     1,503          59,218
Duke Energy Corp.                                  8,693         177,772
Edison International (a)                           2,999          65,768
Energy East Corp.                                  2,050          45,920
Entergy Corp.                                      1,966         112,318
Exelon Corp.                                       2,896         192,179
FirstEnergy Corp.                                  3,130         110,176
FPL Group Inc.                                     1,677         109,709
Great Plains Energy Inc.                           1,280          40,730
Hawaiian Electric Industries Inc.                    710          33,633
MDU Resources Group Inc.                           1,762          41,953
NiSource Inc.                                      2,317          50,835
Northeast Utilities                                2,037          41,086
NSTAR                                                996          48,306
Pepco Holdings Inc.                                1,928          37,673
PG&E Corp. (a)                                     3,873         107,553
Pinnacle West Capital Corp.                          724          28,974
PPL Corp.                                          1,416          61,950
Progress Energy Inc.                               2,182          98,757
Public Service Enterprise Group Inc.               1,756   $      76,913
Puget Energy Inc.                                  1,200          28,524
Reliant Resources Inc. (a)                         3,578          26,334
SCANA Corp.                                        1,599          54,766
Southern Company                                   6,513         197,018
TECO Energy Inc.                                   1,534          22,105
Texas Genco Holdings Inc.                            115           3,738
TXU Corp.                                          2,923          69,334
Wisconsin Energy Corp.                             1,439          48,135
Xcel Energy Inc.                                   3,847          65,322
                                                           -------------
                                                               2,750,618
                                                           -------------
ELECTRICAL COMPONENTS & EQUIPMENT (0.10%)
American Power Conversion Corp.                    1,935          47,311
Energizer Holdings Inc. (a)                        1,079          40,527
Molex Inc.                                         1,896          66,151
Power-One Inc. (a)                                 1,417          15,346
                                                           -------------
                                                                 169,335
                                                           -------------
ELECTRONICS (0.63%)
Agilent Technologies Inc. (a)                      4,555         133,188
AMETEK Inc.                                          460          22,200
Amphenol Corp. Class A (a)                           300          19,179
Applera Corp. - Applied Biosystems
   Group                                           1,812          37,527
Arrow Electronics Inc. (a)                         1,310          30,313
ATMI Inc. (a)                                        237           5,484
Avnet Inc. (a)                                     1,325          28,700
AVX Corp.                                          1,174          19,512
Cabot Microelectronics Corp. (a)                     152           7,448
Cognex Corp.                                         440          12,426
Cymer Inc. (a)                                       182           8,407
Fairchild Semiconductor International
   Inc. Class A (a)                                1,174          29,315
Gentex Corp.                                         877          38,728
Helix Technology Corp.                               419           8,623
Jabil Circuit Inc. (a)                             2,076          58,751
Johnson Controls Inc.                                840          97,541
Millipore Corp. (a)                                  604          26,002
Park Electrochemical Corp.                           120           3,179
Parker Hannifin Corp.                              1,125          66,938
PerkinElmer Inc.                                   1,363          23,266
Sanmina-SCI Corp. (a)                              4,852          61,184
Solectron Corp. (a)                                7,170          42,375
Symbol Technologies Inc.                           2,269          38,323
Tektronix Inc.                                     1,136          35,898
Thermo Electron Corp. (a)                          1,569          39,539
Thomas & Betts Corp.                                 975          22,318
Trimble Navigation Ltd. (a)                          208           7,746
Varian Inc. (a)                                      363          15,148
Vishay Intertechnology Inc. (a)                    1,680          38,472

                 See accompanying notes to financial statements.

                         LIFEPATH 2040 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                               Shares          Value
                                           -------------   -------------
U.S. COMMON STOCKS (Cont.)
ELECTRONICS (Cont.)
Waters Corp. (a)                                   1,177   $      39,029
                                                           -------------
                                                               1,016,759
                                                           -------------
ENGINEERING & CONSTRUCTION (0.02%)
Fluor Corp.                                          883          35,002
                                                           -------------
ENTERTAINMENT (0.09%)
GTECH Holdings Corp.                                 542          26,824
Hollywood Entertainment Corp. (a)                    233           3,204
International Game Technology Inc.                 3,146         112,312
                                                           -------------
                                                                 142,340
                                                           -------------
ENVIRONMENTAL CONTROL (0.15%)
Allied Waste Industries Inc. (a)                   2,609          36,213
Republic Services Inc.                             1,737          44,519
Waste Management Inc.                              5,569         164,842
                                                           -------------
                                                                 245,574
                                                           -------------
FOOD (1.26%)
Albertson's Inc.                                   3,108          70,396
Applebee's International Inc.                        702          27,568
Archer-Daniels-Midland Co.                         5,533          84,212
Campbell Soup Co.                                  3,778         101,250
CEC Entertainment Inc. (a)                           271          12,843
Cheesecake Factory (The) (a)                         634          27,915
ConAgra Foods Inc.                                 4,687         123,690
Dean Foods Co. (a)                                 1,924          63,242
Del Monte Foods Co. (a)                              875           9,100
General Mills Inc.                                 3,082         139,615
Heinz (H.J.) Co.                                   3,454         125,829
Hershey Foods Corp.                                  977          75,219
Hormel Foods Corp.                                 1,115          28,778
Kellogg Co.                                        3,432         130,691
Kraft Foods Inc.                                   3,182         102,524
Kroger Co. (a)                                     6,651         123,110
McCormick & Co. Inc.                               1,376          41,418
Safeway Inc. (a)                                   4,416          96,755
Sara Lee Corp.                                     7,599         164,974
Smithfield Foods Inc. (a)                          1,302          26,951
Smucker (J.M.) Co. (The)                             770          34,873
SUPERVALU Inc.                                     1,129          32,278
Sysco Corp.                                        5,853         217,907
Tyson Foods Inc. Class A                           2,824          37,390
Whole Foods Market Inc. (a)                          471          31,618
Winn-Dixie Stores Inc.                             1,053          10,477
Wrigley (William Jr.) Co.                          1,839         103,370
                                                           -------------
                                                               2,043,993
                                                           -------------
FOREST PRODUCTS & PAPER (0.38%)
Boise Cascade Corp.                                  877          28,818
Bowater Inc.                                         652          30,194
Georgia-Pacific Corp.                              2,452          75,203
International Paper Co.                            4,576   $     197,271
MeadWestvaco Corp.                                 1,908          56,763
Plum Creek Timber Co. Inc.                         2,035          61,966
Temple-Inland Inc.                                   447          28,013
Weyerhaeuser Co.                                   2,053         131,392
                                                           -------------
                                                                 609,620
                                                           -------------
GAS (0.10%)
EnergySouth Inc.                                     188           6,580
KeySpan Corp.                                      1,400          51,520
Nicor Inc.                                           495          16,850
Peoples Energy Corp.                                 794          33,380
Sempra Energy                                      1,965          59,068
                                                           -------------
                                                                 167,398
                                                           -------------
HAND / MACHINE TOOLS (0.26%)
Black & Decker Corp.                                 808          39,851
Emerson Electric Co.                               4,096         265,216
Snap-On Inc.                                         809          26,082
SPX Corp. (a)                                        974          57,281
Stanley Works (The)                                  970          36,734
                                                           -------------
                                                                 425,164
                                                           -------------
HEALTH CARE (3.33%)
Aetna Inc.                                         1,417          95,761
AMERIGROUP Corp. (a)                                 362          15,439
AmSurg Corp. (a)                                     361          13,678
Anthem Inc. (a)                                    1,251          93,825
Apogent Technologies Inc. (a)                      1,411          32,509
Apria Healthcare Group Inc. (a)                      907          25,822
Bard (C.R.) Inc.                                     484          39,325
Bausch & Lomb Inc.                                   462          23,978
Baxter International Inc.                          5,761         175,826
Beckman Coulter Inc.                                 726          36,903
Becton, Dickinson & Co.                            2,342          96,350
Biomet Inc.                                        2,173          79,119
Bio-Rad Laboratories Inc. Class A (a)                286          16,494
Biosite Inc. (a)                                      89           2,577
Boston Scientific Corp. (a)                        7,742         284,596
Candela Corp. (a)                                    877          15,944
Cerner Corp. (a)                                     199           7,532
CNS Inc.                                           1,282          17,563
Covance Inc. (a)                                     670          17,956
Cyberonics Inc. (a)                                  123           3,937
Cytyc Corp. (a)                                    1,073          14,764
Enzon Pharmaceuticals Inc. (a)                       786           9,432
Express Scripts Inc. (a)                             670          44,508
Guidant Corp.                                      2,849         171,510
HCA Inc.                                           4,627         198,776
Health Management Associates Inc.
   Class A                                         2,289          54,936
Health Net Inc. (a)                                1,370          44,799

                 See accompanying notes to financial statements.

                         LIFEPATH 2040 MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (Continued)
                               December 31, 2003

                                              Shares           Value
                                           -------------   -------------
U.S. COMMON STOCKS (Cont.)
HEALTH CARE (Cont.)
Hillenbrand Industries Inc.                          708   $      43,938
Humana Inc. (a)                                    1,517          34,663
Invacare Corp.                                       399          16,108
Johnson & Johnson                                 30,731       1,587,563
Laboratory Corp. of America
   Holdings (a)                                    1,553          57,383
LifePoint Hospitals Inc. (a)                         312           9,188
Lincare Holdings Inc. (a)                          1,067          32,042
Manor Care Inc.                                      945          32,669
Medco Health Solutions Inc. (a)                    1,603          54,486
Medtronic Inc.                                    11,408         554,543
Mid Atlantic Medical Services Inc. (a)               589          38,167
Oakley Inc.                                          450           6,228
Oxford Health Plans Inc. (a)                         816          35,496
Pediatrix Medical Group Inc. (a)                     281          15,480
PolyMedica Corp.                                     130           3,420
Quest Diagnostics Inc. (a)                           963          70,405
Renal Care Group Inc. (a)                            871          35,885
ResMed Inc. (a)                                      464          19,275
Respironics Inc. (a)                                 485          21,869
Select Medical Corp.                                 582           9,475
St. Jude Medical Inc. (a)                          1,518          93,129
Stryker Corp.                                      1,725         146,642
Tenet Healthcare Corp. (a)                         4,250          68,213
Triad Hospitals Inc. (a)                           1,064          35,399
UnitedHealth Group Inc.                            5,491         319,466
Universal Health Services Inc. Class B               633          34,005
Varian Medical Systems Inc. (a)                      710          49,061
VISX Inc. (a)                                        317           7,339
Vital Images Inc. (a)                                527           9,402
WebMD Corp. (a)                                    3,270          29,397
WellPoint Health Networks Inc. (a)                 1,405         136,271
Zimmer Holdings Inc. (a)                           2,093         147,347
                                                           -------------
                                                               5,387,813
                                                           -------------
HOME BUILDERS (0.21%)
Cavco Industries Inc. (a)                             17             408
Centex Corp.                                         533          57,377
D.R. Horton Inc.                                   1,571          67,961
KB Home                                              464          33,649
Lennar Corp. Class A                                 702          67,392
Lennar Corp. Class B                                  43           3,930
NVR Inc. (a)                                          62          28,892
Pulte Homes Inc.                                     528          49,431
Ryland Group Inc.                                    372          32,974
                                                           -------------
                                                                 342,014
                                                           -------------
HOME FURNISHINGS (0.12%)
Harman International Industries Inc.                 526          38,913
Hooker Furniture Corp.                               329          13,423
Leggett & Platt Inc.                               1,871          40,470
Maytag Corp.                                       1,122          31,248
Polycom Inc. (a)                                   1,148   $      22,409
Whirlpool Corp.                                      595          43,227
                                                           -------------
                                                                 189,690
                                                           -------------
HOUSEHOLD PRODUCTS / WARES (0.23%)
Avery Dennison Corp.                               1,158          64,871
Clorox Co.                                         1,970          95,663
Fortune Brands Inc.                                1,336          95,511
Newell Rubbermaid Inc.                             2,915          66,375
Toro Co.                                             546          25,334
Tupperware Corp.                                     991          17,184
                                                           -------------
                                                                 364,938
                                                           -------------
INSURANCE (2.12%)
ACE Ltd.                                           2,509         103,923
AFLAC Inc.                                         4,963         179,561
Allstate Corp. (The)                               6,215         267,369
Ambac Financial Group Inc.                           929          64,463
American National Insurance Co.                      421          35,520
AON Corp.                                          2,870          68,708
Berkley (W.R.) Corp.                                 701          24,500
Brown & Brown Inc.                                   820          26,740
Chubb Corp.                                        1,726         117,541
CIGNA Corp.                                        1,362          78,315
Cincinnati Financial Corp.                         1,296          54,276
CNA Financial Corp. (a)                              383           9,230
Fidelity National Financial Inc.                   1,528          59,256
First American Corp.                               1,009          30,038
Gallagher (Arthur J.) & Co.                          920          29,891
Hancock (John) Financial Services Inc.             2,728         102,300
Hartford Financial Services Group Inc.             2,679         158,141
HCC Insurance Holdings Inc.                          635          20,193
Hilb, Rogal & Hamilton Co.                           283           9,076
Jefferson-Pilot Corp.                              1,216          61,590
Lincoln National Corp.                             1,862          75,169
Loews Corp.                                        1,639          81,049
Markel Corp. (a)                                     115          29,154
Marsh & McLennan Companies Inc.                    4,909         235,092
MBIA Inc.                                          1,235          73,149
MetLife Inc.                                       6,925         233,165
MGIC Investment Corp.                                917          52,214
Old Republic International Corp.                   1,986          50,365
PMI Group Inc. (The)                               1,071          39,873
Principal Financial Group Inc.                     3,012          99,607
Progressive Corp. (The)                            1,954         163,335
Prudential Financial Inc.                          4,938         206,260
Radian Group Inc.                                  1,076          52,455
SAFECO Corp.                                       1,015          39,514
St. Paul Companies Inc.                            2,109          83,622
StanCorp Financial Group Inc.                        407          25,592
Torchmark Corp.                                    1,005          45,768
Transatlantic Holdings Inc.                          292          23,594

                 See accompanying notes to financial statements.

                         LIFEPATH 2040 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                              Shares           Value
                                           -------------   -------------
U.S. COMMON STOCKS (Cont.)
INSURANCE (Cont.)
Travelers Property Casualty Corp.
   Class B                                         8,697   $     147,588
Unitrin Inc.                                         906          37,517
UNUMProvident Corp.                                2,893          45,623
XL Capital Ltd. Class A                            1,233          95,619
                                                           -------------
                                                               3,435,955
                                                           -------------
IRON / STEEL (0.06%)
Allegheny Technologies Inc.                        1,589          21,007
Nucor Corp.                                          744          41,664
United States Steel Corp.                          1,137          39,818
                                                           -------------
                                                                 102,489
                                                           -------------
LEISURE TIME (0.14%)
Brunswick Corp.                                      929          29,570
Harley-Davidson Inc.                               2,857         135,793
Polaris Industries Inc.                              341          30,206
Sabre Holdings Corp.                               1,327          28,650
                                                           -------------
                                                                 224,219
                                                           -------------
LODGING (0.22%)
Harrah's Entertainment Inc.                        1,236          61,516
Hilton Hotels Corp.                                3,343          57,266
Marriott International Inc. Class A                2,191         101,224
MGM Mirage (a)                                       976          36,707
Park Place Entertainment Corp. (a)                 3,472          37,602
Starwood Hotels & Resorts
   Worldwide Inc.                                  1,737          62,480
                                                           -------------
                                                                 356,795
                                                           -------------
MACHINERY (0.45%)
Caterpillar Inc.                                   3,233         268,404
Deere & Co.                                        2,163         140,703
Dover Corp.                                        2,104          83,634
Graco Inc.                                           670          26,867
Ingersoll-Rand Co. Class A                         1,661         112,749
Manitowoc Co. Inc. (The)                             255           7,956
Rockwell Automation Inc.                           2,030          72,268
Ultratech Inc. (a)                                   353          10,368
                                                           -------------
                                                                 722,949
                                                           -------------
MANUFACTURERS (3.42%)
Carlisle Companies Inc.                              437          26,596
Cooper Industries Ltd.                               927          53,701
Crane Co.                                            779          23,946
Danaher Corp.                                      1,422         130,469
Eastman Kodak Co.                                  3,513          90,179
Eaton Corp.                                          716          77,314
General Electric Co.                             104,391       3,234,033
Harsco Corp.                                         934          40,928
Honeywell International Inc.                       7,967         266,337
Illinois Tool Works Inc.                           2,830   $     237,465
ITT Industries Inc.                                  853          63,301
Pall Corp.                                         1,540          41,318
Pentair Inc.                                         704          32,173
Roper Industries Inc.                                291          14,335
Textron Inc.                                       1,294          73,836
3M Co.                                             7,406         629,732
Tyco International Ltd.                           19,110         506,415
                                                           -------------
                                                               5,542,078
                                                           -------------
MEDIA (2.94%)
Belo (A.H.) Corp.                                  1,400          39,676
Cablevision Systems Corp. (a)                        832          19,460
Clear Channel Communications Inc.                  5,741         268,851
Comcast Corp. Class A (a)                         28,143         925,060
Dow Jones & Co. Inc.                                 678          33,798
Entercom Communications Corp. (a)                    672          35,589
Fox Entertainment Group Inc.
   Class A (a)                                     2,053          59,845
Gannett Co. Inc.                                   2,373         211,577
Gemstar-TV Guide International Inc. (a)            2,333          11,782
Hughes Electronics Corp. (a)                       7,696         127,373
Knight Ridder Inc.                                   638          49,362
Lee Enterprises Inc.                                 825          36,011
Liberty Media Corp. Class A (a)                   28,048         333,491
LodgeNet Entertainment Corp. (a)                     440           8,043
McClatchy Co. (The) Class A                          478          32,886
McGraw-Hill Companies Inc. (The)                   1,758         122,919
Meredith Corp.                                       606          29,579
New York Times Co. Class A                         1,356          64,803
Readers Digest Association Inc. (The)              1,533          22,474
Scripps (E.W.) Co. Class A                           297          27,960
Time Warner Inc. (a)                              41,724         750,615
Tribune Co.                                        2,587         133,489
Univision Communications Inc.
   Class A (a)                                     2,903         115,220
Viacom Inc. Class B                               17,425         773,322
Walt Disney Co. (The)                             18,540         432,538
Washington Post Company (The) Class B                 61          48,275
Westwood One Inc. (a)                              1,212          41,463
                                                           -------------
                                                               4,755,461
                                                           -------------
METAL FABRICATE / HARDWARE (0.02%)
Precision Castparts Corp.                            891          40,460
                                                           -------------
METALS-DIVERSIFIED (0.00%)
Maverick Tube Corp. (a)                              190           3,658
                                                           -------------
MINING (0.39%)
Alcoa Inc.                                         8,090         307,420
Freeport-McMoRan Copper & Gold Inc.                1,566          65,976

                 See accompanying notes to financial statements.

                         LIFEPATH 2040 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                              Shares           Value
                                           -------------   -------------

U.S. COMMON STOCKS (Cont.)
MINING (Cont.)
Newmont Mining Corp.                               4,014   $     195,121
Phelps Dodge Corp. (a)                               804          61,176
                                                           -------------
                                                                 629,693
                                                           -------------
OFFICE / BUSINESS EQUIPMENT (0.13%)
Herman Miller Inc.                                 1,132          27,474
Pitney Bowes Inc.                                  1,958          79,534
Xerox Corp. (a)                                    7,130          98,394
                                                           -------------
                                                                 205,402
                                                           -------------
OIL & GAS PRODUCERS (3.53%)
Amerada Hess Corp.                                   682          36,262
Anadarko Petroleum Corp.                           2,336         119,159
Apache Corp.                                       1,415         114,757
Burlington Resources Inc.                          1,722          95,364
ChevronTexaco Corp.                                9,780         844,894
Cimarex Energy Co. (a)                               444          11,850
ConocoPhillips                                     5,998         393,289
Cross Timbers Royalty Trust                           14             399
Devon Energy Corp.                                 1,998         114,405
Diamond Offshore Drilling Inc.                     1,103          22,623
ENSCO International Inc.                           1,745          47,412
EOG Resources Inc.                                   954          44,046
Equitable Resources Inc.                             833          35,752
Evergreen Resources Inc. (a)                         386          12,549
Exxon Mobil Corp.                                 67,553       2,769,673
Kerr-McGee Corp.                                     956          44,444
Kinder Morgan Inc.                                 1,048          61,937
Marathon Oil Corp.                                 2,664          88,152
Murphy Oil Corp.                                   1,034          67,531
Nabors Industries Ltd. (a)                         1,472          61,088
Newfield Exploration Co. (a)                         730          32,514
Noble Corp. (a)                                    1,359          48,625
Noble Energy Inc.                                    871          38,699
Occidental Petroleum Corp.                         3,062         129,339
Patina Oil & Gas Corp.                               569          27,875
Pioneer Natural Resources Co. (a)                  1,537          49,076
Pogo Producing Co.                                   973          46,996
Rowan Companies Inc. (a)                             937          21,710
St. Mary Land & Exploration Co.                      436          12,426
Sunoco Inc.                                          714          36,521
Transocean Inc. (a)                                3,302          79,281
Unocal Corp.                                       2,003          73,770
Valero Energy Corp.                                1,487          68,908
XTO Energy Inc.                                    2,002          56,657
                                                           -------------
                                                               5,707,983
                                                           -------------
OIL & GAS SERVICES (0.44%)
Baker Hughes Inc.                                  3,030          97,445
BJ Services Co. (a)                                1,658          59,522
Cooper Cameron Corp. (a)                             437          20,364
Grant Prideco Inc. (a)                             1,087          14,153
Halliburton Co.                                    4,071   $     105,846
Patterson-UTI Energy Inc. (a)                      1,028          33,842
Schlumberger Ltd.                                  5,181         283,504
Smith International Inc. (a)                         919          38,157
Tidewater Inc.                                       863          25,786
Varco International Inc. (a)                       1,708          35,236
                                                           -------------
                                                                 713,855
                                                           -------------
PACKAGING & CONTAINERS (0.14%)
Ball Corp.                                           571          34,014
Bemis Co.                                            472          23,600
Pactiv Corp. (a)                                   1,497          35,778
Sealed Air Corp. (a)                                 854          46,236
Smurfit-Stone Container Corp.                      2,676          49,693
Sonoco Products Co.                                1,578          38,850
                                                           -------------
                                                                 228,171
                                                           -------------
PHARMACEUTICALS (4.85%)
Abbott Laboratories                               14,703         685,160
Able Laboratories Inc. (a)                           326           5,891
Advanced Medical Optics Inc. (a)                     702          13,794
AdvancePCS (a)                                       801          42,181
Alkermes Inc. (a)                                    441           5,954
Allergan Inc.                                      1,077          82,724
AmerisourceBergen Corp.                              980          55,027
Andrx Group (a)                                    1,139          27,382
Barr Laboratories Inc. (a)                           538          41,399
Bristol-Myers Squibb Co.                          18,194         520,348
Cardinal Health Inc.                               3,975         243,111
Celgene Corp. (a)                                    870          39,167
CV Therapeutics Inc. (a)                             294           4,310
DENTSPLY International Inc.                          852          38,485
Forest Laboratories Inc. (a)                       3,271         202,148
Gilead Sciences Inc. (a)                           1,991         115,757
ImClone Systems Inc. (a)                             720          28,555
IVAX Corp. (a)                                     1,632          38,972
King Pharmaceuticals Inc. (a)                      2,130          32,504
KV Pharmaceuticals Co. (a)                           298           7,599
Ligand Pharmaceuticals Inc. Class B (a)              401           5,891
Lilly (Eli) & Co.                                 10,663         749,929
Medicines Co. (The) (a)                              235           6,923
Medicis Pharmaceutical Corp. Class A                 323          23,030
MedImmune Inc. (a)                                 2,188          55,575
Merck & Co. Inc.                                  23,076       1,066,111
MGI Pharma Inc. (a)                                  199           8,189
Mylan Laboratories Inc.                            2,758          69,667
Neurocrine Biosciences Inc. (a)                      458          24,979
NPS Pharmaceuticals Inc. (a)                         286           8,792
Omnicare Inc.                                      1,106          44,671
OSI Pharmaceuticals Inc. (a)                         276           8,890
Pfizer Inc.                                       75,338       2,661,692

                 See accompanying notes to financial statements.

                         LIFEPATH 2040 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                              Shares           Value
                                           -------------   -------------
U.S. COMMON STOCKS (Cont.)
PHARMACEUTICALS (Cont.)
Schering-Plough Corp.                             13,986   $     243,217
Sepracor Inc. (a)                                    998          23,882
Sybron Dental Specialties Inc. (a)                   584          16,410
Valeant Pharmaceuticals International                824          20,724
Vertex Pharmaceuticals Inc. (a)                      944           9,657
Watson Pharmaceuticals Inc. (a)                      957          44,022
Wyeth                                             12,348         524,173
                                                           -------------
                                                               7,846,892
                                                           -------------
PIPELINES (0.09%)
Dynegy Inc. Class A (a)                            3,658          15,656
El Paso Corp.                                      5,163          42,285
Questar Corp.                                      1,323          46,503
Williams Companies Inc.                            4,257          41,804
                                                           -------------
                                                                 146,248
                                                           -------------
REAL ESTATE (0.09%)
CenterPoint Properties Corp.                         881          65,987
Developers Diversified Realty Corp.                1,760          59,083
St. Joe Company (The)                                687          25,618
                                                           -------------
                                                                 150,688
                                                           -------------
REAL ESTATE INVESTMENT TRUSTS (0.86%)
AMB Property Corp.                                 1,253          41,199
Apartment Investment & Management Co.
   Class A                                         1,093          37,709
Archstone-Smith Trust                              2,395          67,012
AvalonBay Communities Inc.                         1,079          51,576
Boston Properties Inc.                             1,187          57,202
Catellus Development Corp.                         1,697          40,932
CBL & Associates Properties Inc.                   1,201          67,857
Crescent Real Estate Equities Co.                  2,023          34,654
Duke Realty Corp.                                  2,220          68,820
Equity Office Properties Trust                     3,153          90,333
Equity Residential                                 2,408          71,060
General Growth Properties Inc.                     3,078          85,415
Health Care Property Investors Inc.                1,111          56,439
Host Marriott Corp. (a)                            3,617          44,561
iStar Financial Inc.                               1,921          74,727
Kimco Realty Corp.                                 1,488          66,588
Liberty Property Trust                             1,399          54,421
Parkway Properties Inc.                              464          19,302
ProLogis                                           1,840          59,046
Public Storage Inc.                                1,681          72,939
Rouse Co. (The)                                    1,374          64,578
Simon Property Group Inc.                          1,734          80,354
U.S. Restaurant Properties Inc.                    1,395          23,771
Vornado Realty Trust                               1,198          65,591
                                                           -------------
                                                               1,396,086
                                                           -------------
RETAIL (4.86%)
Abercrombie & Fitch Co. Class A (a)                1,138          28,120
Amazon.com Inc. (a)                                2,271   $     119,545
America's Car-Mart Inc. (a)                          639          17,202
AutoNation Inc. (a)                                2,323          42,674
AutoZone Inc. (a)                                    867          73,877
Bed Bath & Beyond Inc. (a)                         2,577         111,713
Best Buy Co. Inc.                                  3,070         160,377
Big Lots Inc. (a)                                  1,243          17,663
Borders Group Inc. (a)                             1,219          26,720
Brinker International Inc. (a)                     1,121          37,172
CarMax Inc. (a)                                    1,160          35,879
CBRL Group Inc.                                      694          26,552
Circuit City Stores Inc.                           1,761          17,839
Coach Inc. (a)                                     1,961          74,028
CVS Corp.                                          3,585         129,490
Darden Restaurants Inc.                            1,418          29,835
Dick's Sporting Goods Inc. (a)                        80           3,893
Dillards Inc. Class A                                798          13,135
Dollar General Corp.                               3,066          64,355
Dollar Tree Stores Inc. (a)                        1,236          37,154
eBay Inc. (a)                                      5,824         376,172
Family Dollar Stores Inc.                          1,484          53,246
Federated Department Stores Inc.                   1,676          78,990
Foot Locker Inc.                                   1,571          36,840
Gap Inc. (The)                                     8,279         192,156
Home Depot Inc.                                   21,307         756,185
Hot Topic Inc. (a)                                   342          10,075
Kenneth Cole Productions Class A                     537          15,788
Kohls Corp. (a)                                    3,153         141,696
Krispy Kreme Doughnuts Inc. (a)                      591          21,631
Limited Brands Inc.                                4,968          89,573
Lowe's Companies Inc.                              7,315         405,178
May Department Stores Co. (The)                    2,613          75,960
McDonald's Corp.                                  11,788         292,696
Michaels Stores Inc.                                 726          32,089
Neiman-Marcus Group Inc. Class A (a)                 654          35,100
99 Cents Only Stores (a)                             723          19,687
Nordstrom Inc.                                     1,421          48,740
Office Depot Inc. (a)                              3,143          52,520
Outback Steakhouse Inc.                              707          31,256
Penney (J.C.) Co. Inc. (Holding Co.)               2,451          64,412
PETsMART Inc.                                      1,459          34,724
Pier 1 Imports Inc.                                  887          19,390
RadioShack Corp.                                   1,670          51,236
Rite Aid Corp. (a)                                 4,021          24,287
Ross Stores Inc.                                   1,772          46,834
Ruby Tuesday Inc.                                    769          21,909
Sears, Roebuck and Co.                             2,338         106,356
Staples Inc. (a)                                   4,642         126,727
Starbucks Corp. (a)                                3,652         120,735
Target Corp.                                       8,468         325,171
Tiffany & Co.                                      1,365          61,698
TJX Companies Inc.                                 4,978         109,765
Toys R Us Inc. (a)                                 2,181          27,568

                 See accompanying notes to financial statements.

                         LIFEPATH 2040 MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (Continued)
                               December 31, 2003

                                               Shares          Value
                                           -------------   -------------
U.S. COMMON STOCKS (Cont.)
RETAIL (Cont.)
Walgreen Co.                                       9,562   $     347,866
Wal-Mart Stores Inc.                              44,565       2,364,173
Wendy's International Inc.                         1,046          41,045
Williams-Sonoma Inc. (a)                             844          29,346
Yum! Brands Inc. (a)                               2,788          95,907
Zale Corp. (a)                                       235          12,502
                                                           -------------
                                                               7,864,452
                                                           -------------
SEMICONDUCTORS (2.86%)
Advanced Micro Devices Inc. (a)                    3,249          48,410
Agere Systems Inc. Class B (a)                    14,784          42,874
Altera Corp. (a)                                   3,390          76,953
Amkor Technology Inc. (a)                          1,275          23,218
Analog Devices Inc.                                3,228         147,358
Applied Materials Inc. (a)                        15,311         343,732
Applied Micro Circuits Corp. (a)                   1,962          11,733
Atmel Corp. (a)                                    4,724          28,391
Broadcom Corp. Class A (a)                         2,748          93,679
Brooks Automation Inc. (a)                           248           5,994
Conexant Systems Inc. (a)                          2,618          13,011
Cree Inc. (a)                                        662          11,711
Cypress Semiconductor Corp. (a)                    1,380          29,477
GlobespanVirata Inc. (a)                           1,350           7,938
Integrated Device Technology Inc. (a)              1,302          22,355
Intel Corp.                                       64,530       2,077,866
International Rectifier Corp. (a)                    797          39,380
Intersil Corp. Class A                             1,504          37,374
KLA-Tencor Corp. (a)                               1,791         105,078
Lam Research Corp. (a)                             1,364          44,057
Lattice Semiconductor Corp. (a)                      998           9,661
Linear Technology Corp.                            2,705         113,799
LSI Logic Corp. (a)                                2,650          23,506
Maxim Integrated Products Inc.                     2,940         146,412
Microchip Technology Inc.                          1,793          59,814
Micron Technology Inc. (a)                         5,212          70,206
Mykrolis Corp. (a)                                   762          12,253
National Semiconductor Corp. (a)                   1,593          62,780
Novellus Systems Inc. (a)                          1,260          52,983
NVIDIA Corp. (a)                                   1,435          33,364
OmniVision Technologies Inc. (a)                     281          15,525
ON Semiconductor Corp. (a)                         5,306          34,224
PMC-Sierra Inc. (a)                                1,381          27,827
QLogic Corp. (a)                                     764          39,422
Rambus Inc. (a)                                      909          27,906
Silicon Laboratories Inc. (a)                        357          15,430
Skyworks Solutions Inc. (a)                        1,065           9,266
Teradyne Inc. (a)                                  1,621          41,254
Texas Instruments Inc.                            15,971         469,228
TriQuint Semiconductor Inc. (a)                    1,213           8,576
Varian Semiconductor Equipment
   Associates Inc. (a)                               201           8,782
Vitesse Semiconductor Corp. (a)                    2,369          13,906
Xilinx Inc. (a)                                    3,081   $     119,358
                                                           -------------
                                                               4,626,071
                                                           -------------
SOFTWARE (3.60%)
Adobe Systems Inc.                                 2,014          79,150
Akamai Technologies Inc. (a)                       1,781          19,146
Ariba Inc. (a)                                     3,036           9,108
Ascential Software Corp. (a)                         499          12,939
Autodesk Inc.                                      1,207          29,668
Automatic Data Processing Inc.                     5,586         221,261
BEA Systems Inc. (a)                               3,529          43,407
BMC Software Inc. (a)                              1,935          36,088
Cadence Design Systems Inc. (a)                    2,904          52,214
Centillium Communications Inc. (a)                   198           1,115
Certegy Inc.                                         818          26,830
CheckFree Corp. (a)                                  714          19,742
ChoicePoint Inc. (a)                               1,039          39,576
Citrix Systems Inc. (a)                            1,616          34,275
Computer Associates International Inc.             5,335         145,859
Compuware Corp. (a)                                3,155          19,056
CSG Systems International Inc. (a)                   837          10,454
Electronic Arts Inc. (a)                           2,780         132,828
First Data Corp.                                   6,754         277,522
Fiserv Inc. (a)                                    1,701          67,207
IMPAC Medical Systems Inc. (a)                       245           6,262
IMS Health Inc.                                    2,193          54,518
Intuit Inc. (a)                                    1,881          99,524
Manhattan Associates Inc. (a)                        259           7,159
Mercury Interactive Corp. (a)                        806          39,204
Micromuse Inc. (a)                                   611           4,216
Microsoft Corp.                                  108,003       2,974,403
Netegrity Inc. (a)                                 2,375          24,486
Network Associates Inc. (a)                        1,763          26,516
Novell Inc. (a)                                    3,074          32,338
Oracle Corp. (a)                                  48,135         635,382
PalmSource Inc. (a)                                   62           1,351
Parametric Technology Corp. (a)                    1,981           7,805
PeopleSoft Inc. (a)                                3,451          78,683
ProQuest Co. (a)                                     467          13,753
RealNetworks Inc. (a)                              1,281           7,315
Reynolds & Reynolds Co. (The) Class A                640          18,592
SAFLINK Corp. (a)                                  1,458           3,907
SERENA Software Inc. (a)                             406           7,450
Siebel Systems Inc. (a)                            4,323          59,960
Sybase Inc. (a)                                      803          16,526
Symantec Corp. (a)                                 2,806          97,228
Take-Two Interactive Software Inc. (a)               319           9,190
TIBCO Software Inc. (a)                            1,514          10,250
Total System Services Inc.                           636          19,799
Vignette Corp. (a)                                 5,453          12,378
Websense Inc. (a)                                    316           9,240

                See accompanying notes to financial statements.

                         LIFEPATH 2040 MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                               Shares          Value
                                           -------------   -------------
U.S. COMMON STOCKS (Cont.)
SOFTWARE (Cont.)
Yahoo! Inc. (a)                                    5,974   $     269,846
                                                           -------------
                                                               5,824,726
                                                           -------------
TELECOMMUNICATION EQUIPMENT (0.66%)
ADC Telecommunications Inc. (a)                    4,999          14,847
Advanced Fibre Communications Inc. (a)             1,225          24,684
American Tower Corp. Class A (a)                   2,504          27,093
Andrew Corp. (a)                                   1,660          19,107
Avaya Inc. (a)                                     4,119          53,300
CIENA Corp. (a)                                    3,327          22,091
Comverse Technology Inc. (a)                       1,767          31,082
Harris Corp.                                         809          30,702
JDS Uniphase Corp. (a)                            10,998          40,143
Motorola Inc.                                     21,826         307,092
QUALCOMM Inc.                                      7,422         400,268
RF Micro Devices Inc. (a)                          1,372          13,789
Scientific-Atlanta Inc.                            1,542          42,097
Sonus Networks Inc. (a)                            1,970          14,893
Sycamore Networks Inc. (a)                         1,453           7,614
Tellabs Inc. (a)                                   3,079          25,956
                                                           -------------
                                                               1,074,758
                                                           -------------
TELECOMMUNICATIONS (1.32%)
AT&T Wireless Services Inc. (a)                   24,304         194,189
Avocent Corp. (a)                                    685          25,016
Citizens Communications Co. (a)                    2,393          29,721
Corning Inc. (a)                                  12,697         132,430
Cox Communications Inc. Class A (a)                2,712          93,428
Crown Castle International Corp. (a)               1,729          19,071
EchoStar Communications Corp. (a)                  2,542          86,428
Emulex Corp. (a)                                     881          23,505
InterDigital Communications Corp. (a)                638          13,168
Level 3 Communications Inc. (a)                    6,728          38,350
Nextel Communications Inc. Class A (a)            10,362         290,758
PanAmSat Corp. (a)                                   568          12,246
Plantronics Inc. (a)                                 376          12,276
Powerwave Technologies Inc. (a)                      408           3,121
Qwest Communications International
   Inc. (a)                                       13,714          59,244
Sprint Corp. (PCS Group) (a)                       9,106          51,176
Verizon Communications Inc.                       29,935       1,050,120
Western Wireless Corp. Class A (a)                   475           8,721
                                                           -------------
                                                               2,142,968
                                                           -------------
TELEPHONE (1.23%)
Alltel Corp.                                       2,770         129,027
AT&T Corp.                                         7,641         155,112
BellSouth Corp.                                   19,311         546,501
CenturyTel Inc.                                    1,385          45,179
SBC Communications Inc.                           35,937         936,878
Sprint Corp. (FON Group)                           8,272   $     135,826
Telephone & Data Systems Inc.                        660          41,283
                                                           -------------
                                                               1,989,806
                                                           -------------
TEXTILES (0.07%)
Mohawk Industries Inc. (a)                           654          46,133
                                                           -------------
                                                                 120,175
                                                           -------------
TOBACCO (0.74%)
Altria Group Inc.                                 19,672       1,070,550
Loews Corporation - Carolina Group                 1,003          25,316
R.J. Reynolds Tobacco Holdings Inc.                  733          42,624
UST Inc.                                           1,490          53,178
                                                           -------------
                                                               1,191,668
                                                           -------------
TOYS / GAMES / HOBBIES (0.08%)
Action Performance Companies Inc.                    247           4,841
Hasbro Inc.                                        1,769          37,644
Marvel Enterprises Inc. (a)                          642          18,689
Mattel Inc.                                        3,802          73,265
                                                           -------------
                                                                 134,439
                                                           -------------
TRANSPORTATION (0.93%)
Burlington Northern Santa Fe Corp.                 3,640         117,754
CH Robinson Worldwide Inc.                           864          32,754
CNF Inc.                                             862          29,222
CSX Corp.                                          2,107          75,726
Expeditors International Washington Inc.           1,042          39,242
FedEx Corp.                                        2,642         178,335
Landstar System Inc. (a)                             806          30,660
Norfolk Southern Corp.                             3,620          85,613
Union Pacific Corp.                                2,238         155,496
United Parcel Service Inc. Class B                10,305         768,238
                                                           -------------
                                                               1,513,040
                                                           -------------
TRUCKING & LEASING (0.02%)
Ryder System Inc.                                    932          31,828
WATER (0.03%)                                              -------------
Middlesex Water Co.                                2,525          51,258
TOTAL U.S. COMMON STOCKS                                   -------------
(Cost: $111,955,252)                                         112,294,760
                                                           -------------
INTERNATIONAL COMMON STOCKS (20.01%)
AUSTRALIA (1.12%)
BHP Billiton Ltd.                                 27,331         251,023
Coles Myer Ltd.                                   28,758         163,808
Coles Myer Ltd. ADR                                3,319         150,683
Commonwealth Bank of Australia                    11,909         264,250

                 See accompanying notes to financial statements.

                         LIFEPATH 2040 MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                               Shares          Value
                                           -------------   -------------
INTERNATIONAL COMMON STOCKS (Cont.)
AUSTRALIA (Cont.)
National Australia Bank Ltd.                       5,271   $     118,944
National Australia Bank Ltd. ADR                   1,210         135,581
News Corp. Ltd.                                    5,714          51,620
News Corp. Ltd. ADR                                2,847         102,777
Rio Tinto PLC ADR                                  2,238         249,112
Westpac Banking Corp.                                862          10,385
Westpac Banking Corp. ADR                          5,289         319,561
                                                           -------------
                                                               1,817,744
                                                           -------------
DENMARK (0.18%)
Novo-Nordisk A/S ADR                               4,247         173,957
TDC A/S                                              283          10,211
TDC A/S ADR                                        5,834         105,945
                                                           -------------
                                                                 290,113
                                                           -------------
FINLAND (0.34%)
Nokia OYJ                                          2,287          39,549
Nokia OYJ ADR                                     12,141         206,397
Outokumpu OYJ                                      5,144          69,880
Rautaruukki OYJ (a)                               18,644         137,337
Stora Enso OYJ Class R                             2,971          40,023
UPM-Kymmene OYJ                                    3,239          61,773
                                                           -------------
                                                                 554,959
                                                           -------------
FRANCE (1.79%)
Alcatel SA (a)                                     1,686          21,713
Alcatel SA ADR (a)                                 7,505          96,439
Aventis SA ADR                                     5,421         359,195
AXA                                                2,865          61,326
AXA ADR                                           13,204         283,490
BNP Paribas SA                                     5,207         327,867
France Telecom SA (a)                              3,803         108,698
France Telecom SA ADR (a)                          1,981          56,637
LVMH Moet Hennessy Louis Vuitton SA                3,287         239,228
Societe Generale Class A                           2,647         233,716
STMicroelectronics NV                              4,901         132,910
Total SA                                           1,443         268,287
Total SA ADR                                       3,360         310,834
Vivendi Universal SA (a)                           6,028         146,518
Vivendi Universal SA ADR (a)                       2,336          56,718
Zodiac SA                                          6,848         200,913
                                                           -------------
                                                               2,904,489
                                                           -------------
GERMANY (1.34%)
DaimlerChrysler AG                                 6,974         322,338
DaimlerChrysler AG - Registered                      685          31,969
Deutsche Bank AG                                   3,861         319,964
Deutsche Telekom AG (a)                            6,648         121,673
Deutsche Telekom AG ADR (a)                        7,627         138,278
E.ON AG                                            4,883         318,676
RWE AG                                             7,299         288,811
SAP AG                                               401          67,347
SAP AG ADR                                         3,739   $     155,393
Siemens AG                                         5,005         400,879
                                                           -------------
                                                               2,165,328
                                                           -------------
GREECE (0.06%)
Technical Olympic SA                              16,810          90,326
                                                           -------------
HONG KONG (0.37%)
ASM Pacific Technology Ltd.                       14,000          61,312
CLP Holdings Ltd.                                 12,500          59,573
Esprit Holdings Ltd.                              27,500          91,565
Hong Kong & China Gas Co. Ltd.                    72,000         109,897
Hong Kong Exchanges & Clearing Ltd.               42,000          91,156
Hongkong Electric Holdings Ltd.                   25,500         100,836
Wharf Holdings Ltd.                               29,000          80,311
                                                           -------------
                                                                 594,650
                                                           -------------
IRELAND (0.13%)
Allied Irish Banks PLC ADR                         6,731         213,709
                                                           -------------
ITALY (0.80%)
Benetton Group SpA                                   854           9,813
Benetton Group SpA ADR                             7,416         171,087
ENI-Ente Nazionale Idrocarburi SpA                 2,932          55,326
ENI-Ente Nazionale Idrocarburi SpA ADR             2,344         222,633
Fiat SpA (a)                                      17,696         135,711
Fiat SpA ADR                                       6,859          53,089
Sanpaolo IMI SpA ADR                               9,236         239,489
Snam Rete Gas SpA                                 40,571         171,945
Telecom Italia Mobile SpA                         35,020         190,383
Tiscali SpA (a)                                    7,739          54,079
                                                           -------------
                                                               1,303,555
                                                           -------------
JAPAN (3.73%)
Canon Inc. ADR                                     3,646         173,695
Dainippon Screen Manufacturing
   Co. Ltd. (a)                                   18,000         123,113
Dowa Mining Co. Ltd.                              13,000          69,870
East Japan Railway Co.                                33         155,501
Fuji Photo Film Co. Ltd. ADR                       4,261         139,761
Hitachi Ltd. ADR                                   2,273         136,539
Honda Motor Co. Ltd.                                 800          35,532
Honda Motor Co. Ltd. ADR                           5,344         120,240
Ito-Yokado Co. Ltd.                                3,095          97,323
Ito-Yokado Co. Ltd. ADR (b)                          173           4,131
Japan Airlines System Corp. ADR                    9,187         119,431
JFE Holdings Inc.                                  3,800         103,714
Kamigumi Co. Ltd.                                 31,000         219,259
Kawasaki Kisen Kaisha Ltd.                        41,000         203,910
Kirin Brewery Co. Ltd. ADR                        29,957         257,331
Kubota Corp. ADR                                  10,921         228,795

                 See accompanying notes to financial statements.

                         LIFEPATH 2040 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                               Shares          Value
                                           -------------   -------------
INTERNATIONAL COMMON STOCKS (Cont.)
JAPAN (Cont.)
Kyocera Corp.                                        200   $      13,325
Kyocera Corp. ADR                                  1,102          73,834
Makita Corp.                                      12,000         120,146
Makita Corp. ADR                                   5,370          53,501
Matsushita Electric Industrial Co.
   Ltd. ADR                                       11,218         156,379
Millea Holdings Inc. ADR                           5,756         387,954
Mitsubishi Corp. ADR                               8,746         186,727
Mitsui & Co. Ltd. ADR                              1,350         214,650
Murata Manufacturing Co. Ltd.                      1,500          81,039
NEC Corp. ADR                                     17,475         131,220
Nintendo Co. Ltd.                                  1,100         102,641
Nippon Telegraph & Telephone Corp. ADR             5,642         138,568
Nippon Unipac Holding                                 16          82,560
Nissan Motor Co. Ltd.                                800           9,137
Nissan Motor Co. Ltd. ADR                          5,064         113,737
Nomura Holdings Inc.                               8,000         136,232
NTT DoCoMo Inc.                                       61         138,313
Oji Paper Co. Ltd.                                14,000          90,398
Osaka Gas Co. Ltd.                                30,000          81,179
Pioneer Corp. ADR                                  4,582         129,075
Ricoh Corp. Ltd. ADR                               1,233         121,759
Rohm Co. Ltd.                                        800          93,758
Seven-Eleven Japan Co. Ltd.                        3,000          90,977
Sony Corp.                                         1,700          58,850
Sony Corp. ADR                                     2,767          95,932
Sumitomo Metal Mining Co. Ltd.                    11,000          81,599
Sumitomo Mitsui Financial Group Inc.                  32         170,495
Takeda Chemical Industries Ltd.                    3,800         150,695
Tokyo Electric Power Co. Inc. (The)                4,900         107,446
Tokyo Electron Ltd.                                1,000          75,954
Toyota Motor Corp.                                 9,300         314,136
Trend Micro Inc. (a)                               2,000          53,653
                                                           -------------
                                                               6,044,014
                                                           -------------
LUXEMBOURG (0.05%)
Arcelor                                            4,361          76,020
                                                           -------------
NETHERLANDS (1.45%)
ABN AMRO Holding NV ADR                           14,235         334,238
Aegon NV                                           3,719          55,025
Aegon NV ADR                                       7,301         108,055
Akzo Nobel NV                                      1,618          62,450
Akzo Nobel NV ADR                                  4,026         153,793
ING Groep NV                                       4,884         113,906
ING Groep NV ADR                                   5,560         130,160
Koninklijke Ahold NV (a)                           6,831          52,042
Koninklijke Ahold NV ADR (a)                      10,311          80,013
Koninklijke KPN NV (a)                            12,224          94,363
Koninklijke Philips Electronics NV                 1,209          35,303
Koninklijke Philips Electronics NV NY              6,872         199,906
Reed Elsevier NV                                   1,782          22,140
Reed Elsevier NV ADR                               7,170   $     177,458
Royal Dutch Petroleum Co.                          9,106         480,109
Unilever NV CVA                                    3,705         242,311
                                                           -------------
                                                               2,341,272
                                                           -------------
NEW ZEALAND (0.03%)
Telecom Corp. of New Zealand Ltd. ADR              1,672          47,234
                                                           -------------
PANAMA (0.14%)
Carnival Corp.                                     5,722         227,335
                                                           -------------
PORTUGAL (0.12%)
Banco Comercial Portugues SA Class R              90,681         202,453
                                                           -------------
SINGAPORE (0.19%)
Chartered Semiconductor
   Manufacturing Ltd. (a)                         11,000          11,205
Chartered Semiconductor
   Manufacturing Ltd. ADR (a)                      1,708          17,200
Neptune Orient Lines Ltd. (a)                     60,000          76,312
Singapore Exchange Ltd.                          203,000         202,008
                                                           -------------
                                                                 306,725
                                                           -------------
SPAIN (0.97%)
Acerinox SA                                        2,519         118,769
Antena 3 Television SA (a)                         3,542         156,101
Banco Bilbao Vizcaya Argentaria SA                 9,555         131,972
Banco Bilbao Vizcaya Argentaria SA ADR            13,380         185,313
Banco Santander Central Hispano SA ADR            33,904         407,187
Repsol YPF SA                                      1,412          27,535
Repsol YPF SA ADR                                  8,103         158,414
Telefonica SA                                      9,014         132,345
Telefonica SA ADR                                  5,565         245,917
                                                           -------------
                                                               1,563,553
                                                           -------------
SWEDEN (0.41%)
Hoganas AB Class B                                 6,355         136,015
Holmen AB Class B                                  2,064          73,291
SSAB Svenskt Stal AB Series A                      6,223         111,136
SSAB Svenskt Stal AB Series B                      6,670         114,484
Svenska Cellulosa AB Class B                       1,400          57,204
Telefonaktiebolaget LM Ericsson
   AB ADR (a)                                      3,558          62,977
Telefonaktiebolaget LM Ericsson
   Class B (a)                                    57,240         102,622
                                                           -------------
                                                                 657,729
                                                           -------------

                 See accompanying notes to financial statements.

                         LIFEPATH 2040 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                              Shares           Value
                                           -------------   -------------
INTERNATIONAL COMMON STOCKS (Cont.)
SWITZERLAND (1.75%)
Adecco SA ADR                                      9,417   $     151,708
Credit Suisse Group                                7,405         270,933
Logitech International
   SA - Registered (a)                             1,516          65,580
Nestle SA                                          2,135         533,426
Novartis AG                                       13,112         595,301
Roche Holding AG - Genusschein                     4,478         451,692
Societe Generale de Surveillance
   Holding SA                                        144          90,353
Swiss Re                                           3,241         218,818
UBS AG - Registered                                6,536         447,624
                                                           -------------
                                                               2,825,435
                                                           -------------
UNITED KINGDOM (5.04%)
AstraZeneca PLC                                    1,956          93,841
AstraZeneca PLC ADR                                6,936         335,564
Barclays PLC ADR (c)                               9,636         350,269
BHP Billiton PLC                                  15,375         134,315
BP PLC                                            52,503         425,767
BP PLC ADR                                         7,460         368,151
British American Tobacco PLC                      12,756         175,831
British Sky Broadcasting Group PLC (a)               854          10,747
British Sky Broadcasting Group PLC
   ADR (a)                                         2,584         131,629
British Telecom PLC ADR                            4,687         160,389
BT Group PLC                                      18,947          63,851
Cadbury Schweppes PLC                              1,496          10,987
Cadbury Schweppes PLC ADR                          9,338         279,113
Centrica PLC                                      53,509         202,115
Diageo PLC ADR                                     7,483         395,551
GlaxoSmithKline PLC                                8,951         205,102
GlaxoSmithKline PLC ADR                            9,795         456,643
Hanson PLC ADR                                     7,970         290,905
HBOS PLC                                          22,288         288,668
Hong Kong & Shanghai Banking ADR                   2,415         190,350
HSBC Holdings PLC                                 32,297         507,629
Lloyds TSB Group PLC                              37,206         298,387
National Grid Transco PLC                         35,874         257,040
Reuters Group PLC                                  7,423          31,227
Reuters Group PLC ADR                              2,299          58,349
Royal Bank of Scotland Group PLC                  13,990         412,228
Scottish & Southern Energy PLC                    18,600         224,087
Scottish Power PLC                                28,446         189,559
Shell Transport & Trading Co. PLC                 43,830         326,011
Tesco PLC                                         58,754         271,098
Unilever PLC                                      24,512         228,506
Vodafone Group PLC                               127,761         316,765
Vodafone Group PLC ADR                            18,793   $     470,577
                                                           -------------
                                                               8,161,251
                                                           -------------
TOTAL INTERNATIONAL COMMON STOCKS
(Cost: $33,112,673)                                           32,387,894
                                                           -------------
TOTAL COMMON STOCKS
(Cost: $145,067,925)                                         144,682,654
                                                           -------------
PREFERRED STOCKS (0.02%)
AUSTRALIA (0.02%)
News Corp. Ltd. ADR                                  861          26,039
                                                           -------------
TOTAL PREFERRED STOCKS
(Cost: $24,877)                                                   26,039
                                                           -------------
U.S. GOVERNMENT OBLIGATIONS (9.77%)
U.S. Treasury Bonds
   5.38%, 02/15/31                         $     175,000         182,499
   6.13%, 11/15/27                             3,060,000       3,449,911
   6.25%, 05/15/30                               480,000         553,912
   7.50%, 11/15/16                             1,255,000       1,597,772
   8.00%, 11/15/21                             2,940,000       3,970,608
   8.13%, 08/15/19                             1,150,000       1,553,398
   8.13%, 05/15/21                             1,940,000       2,643,553
   8.13%, 08/15/21                               875,000       1,193,316
U.S. Treasury Notes
   3.25%, 08/15/08                               665,000         669,053
                                                           -------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $16,026,478)                                           15,814,022
                                                           -------------
SHORT TERM INVESTMENTS (15.51%)
MONEY MARKET FUNDS (8.57%)
Barclays Global Investors Funds
   Institutional Money Market Fund,
   Institutional Shares (c) (d)               10,266,602      10,266,602
Barclays Global Investors Funds Prime
   Money Market Fund, Institutional
   Shares (c) (d)                              2,875,275       2,875,275

                 See accompanying notes to financial statements.

                         LIFEPATH 2040 MASTER PORTFOLIO
                      SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                             Shares or
                                             principal
                                              amount           Value
                                           -------------   -------------
SHORT TERM INVESTMENTS (Cont.)
MONEY MARKET FUNDS (Cont.)
BlackRock Temp Cash Money Market
   Fund (d)                                      103,093   $     103,093
Short Term Investment Co. - Liquid
   Assets Money Market Portfolio (d)             621,231         621,231
                                                           -------------
                                                              13,866,201
                                                           -------------
FLOATING RATE NOTES (3.13%)
Beta Finance Inc.
   1.11%, 05/20/04 (d) (e)                 $     130,694         130,687
   1.12%, 09/15/04 (d) (e)                       261,389         261,370
   1.13%, 10/12/04 (d) (e)                       130,694         130,684
   1.20%, 08/23/04 (d) (e)                       130,694         130,766
CC USA Inc.
   1.06%, 05/24/04 (d) (e)                       261,389         261,378
   1.11%, 04/19/04 (d) (e)                       115,011         115,009
   1.16%, 07/15/04 (d) (e)                       130,694         130,719
Dorada Finance Inc.
   1.11%, 05/20/04 (d) (e)                       261,389         261,374
   1.24%, 08/09/04 (d)                            65,347          65,341
Five Finance Inc.
   1.13%, 04/15/04 (d) (e)                       130,694         130,694
HBOS Treasury Services PLC
   1.16%, 01/24/05 (d)                           261,389         261,389
Holmes Financing PLC
   1.12%, 04/15/04 (d)                            52,278          52,278
K2 USA LLC
   1.10%, 09/27/04 (d) (e)                       282,300         282,269
   1.12%, 08/16/04 (d) (e)                        65,347          65,341
   1.13%, 05/17/04 (d)                           130,694         130,692
   1.14%, 04/13/04 (d)                           130,694         130,693
Links Finance LLC
   1.10%, 06/28/04 (d)                           130,694         130,682
   1.10%, 07/20/04 (d)                           104,555         104,544
   1.11%, 03/29/04 (d)                           130,694         130,694
   1.14%, 05/04/04 (d)                           130,694         130,692
Nationwide Building Society
   1.14%, 07/23/04 (d) (e)                       196,041         196,041
   1.17%, 12/28/04 (d) (e)                       261,389         261,389
Permanent Financing PLC
   1.13%, 12/10/04 (d)                           130,694         130,694
Sigma Finance Inc.
   1.09%, 10/07/04 (d)                           261,389         261,349
   1.10%, 07/20/04 (d)                           130,694         130,680
   1.13%, 07/01/04 (d)                           130,694         130,678
   1.24%, 08/06/04 (d)                            65,347          65,343
Tango Finance Corp.
   1.09%, 07/15/04 (d) (e)                        78,417          78,403
   1.10%, 07/06/04 (d) (e)                        78,417          78,412
WhistleJacket Capital LLC
   1.12%, 09/15/04 (d) (e)                       130,694         130,676
White Pine Finance LLC
   1.10%, 08/26/04 (d) (e)                 $     130,694   $     130,681
   1.12%, 04/20/04 (d) (e)                       130,694         130,694
   1.12%, 11/15/04 (d) (e)                       156,833         156,833
   1.13%, 07/06/04 (d) (e)                       156,833         156,826
                                                           -------------
                                                               5,075,995
                                                           -------------
TIME DEPOSITS (1.17%)
Abbey National Treasury Services PLC
   1.40%, 10/25/04 (d)                           261,389         261,357
Bank of New York
   1.39%, 11/01/04 (d)                           261,389         261,367
Bank of Nova Scotia
   1.24%, 10/07/04 (d)                           196,041         196,026
   1.42%, 10/29/04 (d)                           196,041         196,054
Canadian Imperial Bank of Commerce
   1.24%, 10/07/04 (d)                           196,041         196,019
   1.40%, 10/29/04 (d)                           261,389         261,383
SunTrust Bank
   0.81%, 01/02/04 (d)                           326,736         326,736
Toronto-Dominion Bank
   1.41%, 11/01/04 (d)                           196,041         196,025
                                                           -------------
                                                               1,894,967
                                                           -------------
REPURCHASE AGREEMENTS (1.13%)
Goldman, Sachs & Co.
   1.02%, 01/02/04 (d)                           784,166         784,166
Merrill Lynch
   0.98%, 01/02/04 (d)                           261,389         261,389
   0.98%, 01/02/04 (d)                           261,389         261,389
   1.00%, 01/02/04 (d)                           522,777         522,777
                                                           -------------
                                                               1,829,721
                                                           -------------
COMMERCIAL PAPER (1.12%)
Alpine Securitization Corp.
   1.09%, 01/07/04 (d)                           130,694         130,675
   1.09%, 01/09/04 (d)                           130,694         130,667
   1.10%, 01/20/04 (d)                           130,694         130,622
Amsterdam Funding Corp.
   1.09%, 01/07/04 (d)                           130,694         130,675
   1.09%, 01/20/04 (d)                           130,694         130,623
Barton Capital Corp.
   1.09%, 01/13/04 (d)                            78,417          78,390
Edison Asset Securitization
   1.09%, 01/23/04 (d)                           130,694         130,612
Falcon Asset Securitization
   1.09%, 01/16/04 (d)                           261,389         261,278
Jupiter Securitization Corp.
   1.09%, 01/14/04 (d)                           287,527         287,423
Preferred Receivables Funding Corp.
   1.09%, 01/12/04 (d)                           235,250         235,179

                 See accompanying notes to financial statements.

                         LIFEPATH 2040 MASTER PORTFOLIO
                       SCHEDULE OF INVESTMENTS (Continued)
                                December 31, 2003

                                             Principal
                                              amount           Value
                                           -------------   -------------
SHORT TERM INVESTMENTS (Cont.)
COMMERCIAL PAPER (Cont.)
Receivables Capital Corp.
   1.02%, 01/06/04 (d)                     $     164,599   $     164,580
                                                           -------------
                                                               1,810,724
                                                           -------------
U.S. GOVERNMENT AGENCY NOTES (0.39%)
Federal Home Loan Mortgage Corporation
   1.15%, 05/12/04 (d)                           196,041         195,221
   1.28%, 08/19/04 (d)                           104,555         103,700
Federal National Mortgage Association
   1.28%, 08/20/04 (d)                           339,805         337,015
                                                           -------------
                                                                 635,936
                                                           -------------
TOTAL SHORT TERM INVESTMENTS
(Cost: $25,113,544)                                           25,113,544
                                                           -------------
TOTAL INVESTMENTS IN SECURITIES (114.68%)
(Cost $186,232,824)                                          185,636,259
Other Assets, Less Liabilities (-14.68%)                     (23,762,944)
                                                           -------------
NET ASSETS (100.00%)                                       $ 161,873,315
                                                           =============

(a)  Non-income earning securities.
(b) Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(c)  Issuer is affiliated with the Master Portfolio's investment advisor. See
     Note 2.
(d) All or a portion of this security represents investments of securities lending collateral.
(e) Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                See accompanying notes to financial statements.

                           MASTER INVESTMENT PORTFOLIO
                      STATEMENTS OF ASSETS AND LIABILITIES
                                December 31, 2003

                                                                                                 LifePath
                                               S&P 500         Russell 2000    International    Retirement
                                                Index             Index         Index Master      Master
                                           Master Portfolio  Master Portfolio   Portfolio       Portfolio
                                           ----------------  ----------------  -------------  -------------
Assets
   Investments at cost:
      Unaffiliated issuers                 $  3,604,428,168  $    171,979,051  $ 166,673,340  $ 142,497,258
                                           ----------------  ----------------  -------------  -------------
      Non-controlled affiliated issuers    $             --  $      3,800,461  $   2,275,139  $          --
                                           ----------------  ----------------  -------------  -------------
      Foreign currency, at cost            $             --  $             --  $     371,864  $      48,342
                                           ----------------  ----------------  -------------  -------------
   Investments in securities, at value
      (including securities on loan(a))
      (Note 1)
      Unaffiliated issuers                 $  3,884,700,423  $    189,754,941  $ 172,528,773  $ 147,252,637
      Non-controlled affiliated issuers                  --         5,928,908      2,600,461             --
   Foreign currency, at value                            --                --        377,158         48,923
   Receivables:
      Investment securities sold                         --            78,418        230,363             --
      Dividends and interest                      4,862,145           148,131        213,247        677,629
      Due from broker - variation
       margin                                       127,888                --        164,206             --
      Tax reclaims                                       --                --         62,418             --
   Unrealized gain on foreign currency
    exchange contracts                                   --                --         23,120             --
                                           ----------------  ----------------  -------------  -------------
      Total Assets                            3,889,690,456       195,910,398    176,199,746    147,979,189
                                           ----------------  ----------------  -------------  -------------
Liabilities
   Payables:
      Investment securities purchased                    --         3,999,706      1,316,966      2,802,053
      Due to broker - variation margin                   --            93,743             --             --
      Collateral for securities loaned
       (Note 4)                                 257,408,856        36,950,250     23,665,605     43,754,442
      Due to custodian                              598,768                --             --             --
      Advisory fees (Note 2)                        290,235            20,070         34,486         52,518
      Administration fees (Note 2)                       --             5,018         22,990             --
   Unrealized loss on foreign currency
    exchange contracts                                   --                --            318             --
                                           ----------------  ----------------  -------------  -------------
      Total Liabilities                         258,297,859        41,068,787     25,040,365     46,609,013
                                           ----------------  ----------------  -------------  -------------
   Net Assets                              $  3,631,392,597  $    154,841,611  $ 151,159,381  $ 101,370,176
                                           ================  ================  =============  =============

(a) Securities on loan with market values of $249,879,960, $35,714,287, $22,545,507, $42,942,197, $76,811,835, $135,504,912, $39,419,796 and
     $21,867,558, respectively. See Note 4.

                 See accompanying notes to financial statements.

                                           LifePath 2010  LifePath 2020  LifePath 2030  LifePath 2040
                                              Master         Master         Master          Master
                                             Portfolio      Portfolio      Portfolio      Portfolio
                                           -------------  -------------  -------------  -------------
Assets
   Investments at cost:
      Unaffiliated issuers                 $ 301,438,829  $ 601,299,597  $ 237,615,960  $ 186,232,824
                                           -------------  -------------  -------------  -------------
      Non-controlled affiliated issuers    $          --  $          --  $          --  $          --
                                           -------------  -------------  -------------  -------------
      Foreign currency, at cost            $      64,957  $     137,264  $          --  $      27,102
                                           -------------  -------------  -------------  -------------
   Investments in securities, at value
    (including securities on loan(a))
    (Note 1)
      Unaffiliated issuers                 $ 316,152,109  $ 608,651,400  $ 262,615,461  $ 185,636,259
      Non-controlled affiliated issuers               --             --             --             --
   Foreign currency, at value                     66,577        139,266         70,538         46,279
   Receivables:
      Investment securities sold                 193,705      5,184,740      3,530,609      2,403,186
      Dividends and interest                   1,289,879      1,908,606        701,710        347,516
      Due from broker - variation
       margin                                         --             --             --             --
      Tax reclaims                                    --             --             --             --
   Unrealized gain on foreign currency
    exchange contracts                                --             --             --             --
                                           -------------  -------------  -------------  -------------
      Total Assets                           317,702,270    615,884,012    266,918,318    188,433,240
                                           -------------  -------------  -------------  -------------
Liabilities
   Payables:
      Investment securities purchased            749,746      5,067,659      1,845,167      3,922,163
      Due to broker - variation margin                --             --             --             --
      Collateral for securities loaned
       (Note 4)                               78,368,185    139,082,907     40,502,128     22,553,861
      Due to custodian                                --             --             --             --
      Advisory fees (Note 2)                     129,134        253,573        118,734         83,901
      Administration fees (Note 2)                    --             --             --             --
   Unrealized loss on foreign currency
    exchange contracts                                --             --             --             --
                                           -------------  -------------  -------------  -------------
      Total Liabilities                       79,247,065    144,404,139     42,466,029     26,559,925
                                           -------------  -------------  -------------  -------------
   Net Assets                              $ 238,455,205  $ 471,479,873  $ 224,452,289  $ 161,873,315
                                           =============  =============  =============  =============

                 See accompanying notes to financial statements.

                           MASTER INVESTMENT PORTFOLIO
                            STATEMENTS OF OPERATIONS
                          Year Ended December 31, 2003

                                                                                          LifePath
                                           S&P 500 Index  Russell 2000   International    Retirement
                                              Master      Index Master    Index Master     Master
                                             Portfolio      Portfolio     Portfolio       Portfolio
                                           -------------  -------------  -------------  -------------
Net Investment Income
   Dividends (a)                           $  50,028,738  $   1,500,073  $   2,684,350  $     383,207
   Interest                                    1,179,840         55,669          9,021      1,139,628
   Securities lending income                     127,821         46,597         54,914         20,201
                                           -------------  -------------  -------------  -------------
Total investment income                       51,336,399      1,602,339      2,748,285      1,543,036
Expenses (Note 2)
   Advisory fees                               1,436,333         94,049        167,510        206,121
   Administration fees                                --         23,512        111,674             --
                                           -------------  -------------  -------------  -------------
Total expenses                                 1,436,333        117,561        279,184        206,121
                                           -------------  -------------  -------------  -------------
Net investment income                         49,900,066      1,484,778      2,469,101      1,336,915
Realized and Unrealized Gain (Loss) on
 Investments
   Net realized gain (loss) on sale of
    investments                              (57,935,276)       630,306     (3,787,518)      (219,216)
   Net realized gain on in-kind
    redemptions                               59,216,552     10,821,411      2,591,370             --
   Net realized gain on sale of
    futures contracts                         14,788,212      1,071,641         38,513             --
   Net realized gain (loss) on foreign
    currency transactions                             --             --        234,646          6,491
   Net change in unrealized
    appreciation (depreciation) of
    investments                              682,477,422     34,180,693     38,566,261      6,149,672
   Net change in unrealized
    appreciation (depreciation)
    of futures contracts                       3,600,828        103,843         39,913             --
   Net change in unrealized
    appreciation (depreciation) on
    translation of assets and
    liabilities in foreign currencies                 --             --        (34,143)           (60)
                                           -------------  -------------  -------------  -------------
Net gain on investments                      702,147,738     46,807,894     37,649,042      5,936,887
                                           -------------  -------------  -------------  -------------
Net increase in net assets resulting
 from operations                           $ 752,047,804  $  48,292,672  $  40,118,143  $   7,273,802
                                           =============  =============  =============  =============

(a)  Net of foreign withholding tax of $18,238, $603, $346,969, $18,482,
     $56,657, $149,683, $74,998 and $67,153, respectively.

                 See accompanying notes to financial statements.


                                           LifePath 2010  LifePath 2020  LifePath 2030  LifePath 2040
                                              Master         Master         Master          Master
                                             Portfolio      Portfolio      Portfolio      Portfolio
                                           -------------  -------------  -------------  -------------
Net Investment Income
   Dividends (a)                           $   1,476,858  $   4,160,333  $   2,003,524  $   1,541,866
   Interest                                    2,393,012      3,664,582      1,271,236        599,066
   Securities lending income                      40,816         90,556         25,845         14,643
                                           -------------  -------------  -------------  -------------
Total investment income                        3,910,686      7,915,471      3,300,605      2,155,575
Expenses (Note 2)
   Advisory fees                                 554,615      1,161,258        496,697        341,576
   Administration fees                                --             --             --             --
                                           -------------  -------------  -------------  -------------
Total expenses                                   554,615      1,161,258        496,697        341,576
                                           -------------  -------------  -------------  -------------
Net investment income                          3,356,071      6,754,213      2,803,908      1,813,999
Realized and Unrealized Gain (Loss) on
 Investments
   Net realized gain (loss) on sale of
    investments                               (2,122,178)   (10,507,540)    (3,590,663)   (10,404,722)
   Net realized gain on in-kind
    redemptions                                       --             --             --             --
   Net realized gain on sale of
    futures contracts                                 --             --             --             --
   Net realized gain (loss) on foreign
    currency transactions                         23,421         (2,631)        12,606         (4,983)
   Net change in unrealized
    appreciation (depreciation) of
    investments                               23,981,654     70,940,692     34,081,350     34,601,109
   Net change in unrealized
    appreciation (depreciation)
    of futures contracts                              --             --             --             --
   Net change in unrealized
    appreciation (depreciation) on
    translation of assets and
    liabilities in foreign currencies              1,780          2,699          1,308         19,542
                                           -------------  -------------  -------------  -------------
Net gain on investments                       21,884,677     60,433,220     30,504,601     24,210,946
                                           -------------  -------------  -------------  -------------
Net increase in net assets resulting
 from operations                           $  25,240,748  $  67,187,433  $  33,308,509  $  26,024,945
                                           =============  =============  =============  =============

                 See accompanying notes to financial statements.

                           MASTER INVESTMENT PORTFOLIO
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                            S&P 500 Index Master Portfolio
                                                          ---------------------------------
Years ended December 31,                                        2003             2002
-------------------------------------------------------   ---------------   ---------------
Increase (decrease) in net assets
Operations:
   Net investment income                                  $    49,900,066   $    40,577,166
   Net realized gain (loss)                                    16,069,488      (255,819,289)
   Net change in unrealized appreciation (depreciation)       686,078,250      (457,092,164)
                                                          ---------------   ---------------
Net increase (decrease) in net assets resulting from
 operations                                                   752,047,804      (672,334,287)
Interestholder transactions:
   Contributions                                            1,247,904,502     1,124,925,648
   Withdrawals                                               (708,478,794)     (904,586,226)
                                                          ---------------   ---------------
Net increase (decrease) in net assets resulting from
 interestholder transactions                                  539,425,708       220,339,422
                                                          ---------------   ---------------
Increase (decrease) in net assets                           1,291,473,512      (451,994,865)
NET ASSETS:
   Beginning of Year                                        2,339,919,085     2,791,913,950
                                                          ---------------   ---------------
   End of Year                                            $ 3,631,392,597   $ 2,339,919,085
                                                          ===============   ===============

                 See accompanying notes to financial statements.

                                                                Russell 2000 Index             International Index
                                                                 Master Portfolio                Master Portfolio
                                                          -----------------------------   -----------------------------
Years ended December 31,                                       2003            2002            2003            2002
-------------------------------------------------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
Operations:
   Net investment income                                  $   1,484,778   $     991,617   $   2,469,101   $   1,759,925
   Net realized gain (loss)                                  12,523,358      (1,063,778)       (922,989)     (6,912,895)
   Net change in unrealized appreciation (depreciation)      34,284,536     (16,541,836)     38,572,031     (10,611,535)
                                                          -------------   -------------   -------------   -------------
Net increase (decrease) in net assets resulting from
 operations                                                  48,292,672     (16,613,997)     40,118,143     (15,764,505)
Interestholder transactions:
   Contributions                                             69,673,983      36,605,722      46,381,313      48,313,518
   Withdrawals                                              (40,582,669)     (8,022,226)    (26,275,524)    (34,072,197)
                                                          -------------   -------------   -------------   -------------
Net increase (decrease) in net assets resulting from
 interestholder transactions                                 29,091,314      28,583,496      20,105,789      14,241,321
                                                          -------------   -------------   -------------   -------------
Increase (decrease) in net assets                            77,383,986      11,969,499      60,223,932      (1,523,184)
NET ASSETS:
   Beginning of Year                                         77,457,625      65,488,126      90,935,449      92,458,633
                                                          -------------   -------------   -------------   -------------
   End of Year                                            $ 154,841,611   $  77,457,625   $ 151,159,381   $  90,935,449
                                                          =============   =============   =============   =============

                 See accompanying notes to financial statements.

                           MASTER INVESTMENT PORTFOLIO
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                               LifePath Retirement Master Portfolio
                                                          ---------------------------------------------
                                                            Year ended     Period ended     Year ended
                                                           December 31,    December 31,    February 28,
                                                               2003          2002 (a)          2002
                                                          -------------   -------------   -------------
Increase (decrease) in net assets
Operations:
   Net investment income                                  $   1,336,915   $   1,063,583   $   2,309,590
   Net realized gain (loss)                                    (212,725)        (47,763)      1,795,486
   Net change in unrealized appreciation (depreciation)       6,149,612      (1,664,379)     (2,311,088)
                                                          -------------   -------------   -------------
Net increase (decrease) in net assets resulting from
 operations                                                   7,273,802        (648,559)      1,793,988
Interestholder transactions:
   Contributions                                             76,464,718      21,078,592      30,951,244
   Withdrawals                                              (22,832,273)    (22,734,457)    (95,547,521)
                                                          -------------   -------------   -------------
Net increase (decrease) in net assets resulting from
 interestholder transactions                                 53,632,445      (1,655,865)    (64,596,277)
                                                          -------------   -------------   -------------
Increase (decrease) in net assets                            60,906,247      (2,304,424)    (62,802,289)
NET ASSETS:
   Beginning of period                                       40,463,929      42,768,353     105,570,642
                                                          -------------   -------------   -------------
   End of period                                          $ 101,370,176   $  40,463,929   $  42,768,353
                                                          =============   =============   =============

                                                                  LifePath 2030 Master Portfolio
                                                          ---------------------------------------------
                                                            Year ended     Period ended     Year ended
                                                           December 31,    December 31,    February 28,
                                                               2003          2002 (a)          2002
                                                          -------------   -------------   -------------
Increase (decrease) in net assets
Operations:
   Net investment income                                  $   2,803,908   $   1,678,094   $   3,067,702
   Net realized gain (loss)                                  (3,578,057)     (5,796,135)     20,799,655
   Net change in unrealized appreciation (depreciation)      34,082,658     (11,856,843)    (34,991,407)
                                                          -------------   -------------   -------------
Net increase (decrease) in net assets resulting from
 operations                                                  33,308,509     (15,974,884)    (11,124,050)
Interestholder transactions:
   Contributions                                            119,861,381      35,206,565      89,451,581
   Withdrawals                                              (30,946,859)    (36,875,703)   (240,386,251)
                                                          -------------   -------------   -------------
Net increase (decrease) in net assets resulting from
 interestholder transactions                                 88,914,522      (1,669,138)   (150,934,670)
                                                          -------------   -------------   -------------
Increase (decrease) in net assets                           122,223,031     (17,644,022)   (162,058,720)
NET ASSETS:
   Beginning of period                                      102,229,258     119,873,280     281,932,000
                                                          -------------   -------------   -------------
   End of period                                          $ 224,452,289   $ 102,229,258   $ 119,873,280
                                                          =============   =============   =============

(a) For the ten months ended December 31, 2002. The Master Portfolio changed its fiscal year-end from February 28 to December 31.

                 See accompanying notes to financial statements.

                                                                  LifePath 2010 Master Portfolio
                                                          ---------------------------------------------
                                                            Year ended     Period ended     Year ended
                                                           December 31,    December 31,    February 28,
                                                               2003          2002 (a)          2002
                                                          -------------   -------------   -------------
Increase (decrease) in net assets
Operations:
   Net investment income                                  $   3,356,071   $   2,573,253   $   5,471,867
   Net realized gain (loss)                                  (2,098,757)     (4,435,915)     11,414,844
   Net change in unrealized appreciation (depreciation)      23,983,434      (7,050,480)    (16,181,695)
                                                          -------------   -------------   -------------
Net increase (decrease) in net assets resulting from
 operations                                                  25,240,748      (8,913,142)        705,016
Interestholder transactions:
   Contributions                                            130,632,999      53,577,613      84,755,676
   Withdrawals                                              (38,736,923)    (48,559,069)   (236,515,911)
                                                          -------------   -------------   -------------
Net increase (decrease) in net assets resulting from
 interestholder transactions                                 91,896,076       5,018,544    (151,760,235)
                                                          -------------   -------------   -------------
Increase (decrease) in net assets                           117,136,824      (3,894,598)   (151,055,219)
NET ASSETS:
   Beginning of period                                      121,318,381     125,212,979     276,268,198
                                                          -------------   -------------   -------------
   End of period                                          $ 238,455,205   $ 121,318,381   $ 125,212,979
                                                          =============   =============   =============

                                                                  LifePath 2020 Master Portfolio
                                                          ---------------------------------------------
                                                            Year ended     Period ended     Year ended
                                                           December 31,    December 31,    February 28,
                                                               2003          2002 (a)          2002
                                                          -------------   -------------   -------------
Increase (decrease) in net assets
Operations:
   Net investment income                                  $   6,754,213   $   5,376,753   $   9,797,068
   Net realized gain (loss)                                 (10,510,171)    (29,021,362)     55,898,904
   Net change in unrealized appreciation (depreciation)      70,943,391     (10,052,572)    (82,078,470)
                                                          -------------   -------------   -------------
Net increase (decrease) in net assets resulting from
 operations                                                  67,187,433     (33,697,181)    (16,382,498)
Interestholder transactions:
   Contributions                                            195,074,936      75,967,508     271,054,874
   Withdrawals                                              (60,811,918)   (116,588,501)   (390,877,654)
                                                          -------------   -------------   -------------
Net increase (decrease) in net assets resulting from
 interestholder transactions                                134,263,018     (40,620,993)   (119,822,780)
                                                          -------------   -------------   -------------
Increase (decrease) in net assets                           201,450,451     (74,318,174)   (136,205,278)
NET ASSETS:
   Beginning of period                                      270,029,422     344,347,596     480,552,874
                                                          -------------   -------------   -------------
   End of period                                          $ 471,479,873   $ 270,029,422   $ 344,347,596
                                                          =============   =============   =============

                                                                  LifePath 2040 Master Portfolio
                                                          ---------------------------------------------
                                                            Year ended     Period ended     Year ended
                                                           December 31,    December 31,    February 28,
                                                               2003          2002 (a)          2002
                                                          -------------   -------------   -------------
Increase (decrease) in net assets
Operations:
   Net investment income                                  $   1,813,999   $   1,112,958   $   2,317,577
   Net realized gain (loss)                                 (10,409,705)    (11,398,816)     65,072,130
   Net change in unrealized appreciation (depreciation)      34,620,651      (4,941,229)    (85,921,644)
                                                          -------------   -------------   -------------
Net increase (decrease) in net assets resulting from
 operations                                                  26,024,945     (15,227,087)    (18,531,937)
Interestholder transactions:
   Contributions                                             92,618,651      30,043,947      47,790,242
   Withdrawals                                              (31,007,978)    (35,865,224)   (384,441,174)
                                                          -------------   -------------   -------------
Net increase (decrease) in net assets resulting from
 interestholder transactions                                 61,610,673      (5,821,277)   (336,650,932)
                                                          -------------   -------------   -------------
Increase (decrease) in net assets                            87,635,618     (21,048,364)   (355,182,869)
NET ASSETS:
   Beginning of period                                       74,237,697      95,286,061     450,468,930
                                                          -------------   -------------   -------------
   End of period                                          $ 161,873,315   $  74,237,697   $  95,286,061
                                                          =============   =============   =============

                 See accompanying notes to financial statements.

                           MASTER INVESTMENT PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS

1. Significant accounting policies

Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust. As of December 31, 2003, MIP offered the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Retirement (formerly LifePath Income) LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

These financial statements relate only to the S&P 500 Index, Russell 2000 Index, International Index, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, and LifePath 2040 Master Portfolios (each, a "Master Portfolio", collectively the "Master Portfolios").

Under the Master Portfolios' organizational documents, the officers and trustees are indemnified against certain liabilities that may arise out of their duties to the Master Portfolios. Additionally, in the normal course of business, the Master Portfolios enter into contracts with service providers that contain general indemnification clauses. The Master Portfolios' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolios that have not yet occurred. However, based on experience, the Master Portfolios expect the risk of loss to be remote.

The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Security valuation

The securities of each Master Portfolio for which the primary market is a national securities or commodities exchange or a recognized foreign securities or commodities exchange are valued at the last reported sales price on the principal exchange on which such securities are traded, or in the absence of any sale on the valuation date, at the last quoted bid price. Beginning April 14, 2003, securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System ("NASDAQ") are valued at the NASDAQ Official Closing Price, or in the absence of any sale on the valuation date, at the last quoted bid price. U.S. Government securities and all other securities for which current over-the-counter market quotations are readily available are valued at the last quoted bid price. If quoted prices are unavailable or inaccurate, market values are determined based on quotes obtained from brokers, dealers and /or based on averages of prices obtained from independent pricing sources. Short-term investments are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities or other assets for which market quotations are not readily available are valued in accordance with fair value pricing policies approved by MIP's Board of Trustees.

Securities transactions and income recognition

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premiums and accrete discounts on debt securities purchased, using a constant yield to maturity method.

Foreign currency translation

The accounting records of the Master Portfolios are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange at the end of each day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transactions.

Each Master Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Master Portfolios as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

Federal income taxes

In general, MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership as a non-publicly traded partnership for federal income tax purposes. Provided that each Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each interestholder in a Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, each such Master Portfolio will be deemed to have "passed through" to its interestholders any interest, dividends, gains or losses of the Master Portfolio

                           MASTER INVESTMENT PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS

for such purposes. The determination of its distributive share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

It is intended that each Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

Futures contracts

The Master Portfolios may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt and equity securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolio as receivables or payables in the accompanying Statements of Assets and Liabilities. When the contract is closed, the Master Portfolio records a "realized gain or (loss) on futures contracts" in its Statement of Operations, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC"), the Master Portfolio is required to segregate cash, U.S. Government securities or high quality, liquid debt instruments and equities in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

As of December 31, 2003, the open futures contracts held by the Master Portfolios were as follows:

--------------------------------------------------------------------------------------------------------------
                                 Number of                                        Notional      Net unrealized
      Master Portfolio           contracts   Futures Index   Expiration date   contract value    appreciation
------------------------------   ---------   -------------   ---------------   --------------   --------------
S&P 500 Index Master Portfolio         179   S&P 500                03/18/04   $   49,699,350   $    1,202,533
Russell 2000 Index Master
 Portfolio                               3   Russell 2000           03/19/04          835,800   $        6,458
                                        40   Russell Mini           03/19/04        2,228,800           54,144
                                                                                                --------------
                                                                                                $       60,602
International Index Master
 Portfolio                              12   Euro 50                03/19/04          417,608   $        6,959
                                         5   FTSE 100               03/21/04          399,785           10,027
                                        12   Nikkei 300             03/11/04          228,422            7,939
                                                                                                --------------
                                                                                                $       24,925
--------------------------------------------------------------------------------------------------------------

The S&P 500 Index and Russell 2000 Index Master Portfolios have pledged to brokers U.S. Treasury Bills with face amounts of $2,900,000 and $395,000, respectively, for initial margin requirements.

The International Index Master Portfolio has pledged to a broker a cash balance in the amount of $111,175 and high quality equity securities with an aggregate market value of $4,647,634 at December 31, 2003, for initial margin requirements.

Repurchase agreements

Each Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. Repurchase agreements held by the Master Portfolios at December 31, 2003 represent collateral from securities on loan. For further information, see Note 4, below.

Forward currency exchange contracts

A foreign currency or cross currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. The International Index Master Portfolio may use foreign currency or cross

                           MASTER INVESTMENT PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS

currency exchange contracts to hedge certain foreign currency assets and liabilities. Contracts are recorded at market value and marked-to-market daily. The International Index Master Portfolio could be exposed to risk if the counterparties to the contracts were unable to meet the terms of the contract, or if there were unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The amount at risk for such foreign currency or cross currency exchange contracts may exceed the amount reflected in the financial statements.

As of December 31, 2003, the International Index Master Portfolio held the following forward foreign currency exchange contracts:

-----------------------------------------------------------------------------------------------------------------
                                Foreign currency   U.S. Equivalent                   U.S. dollar   Net unrealized
 Currency purchase contracts     purchased/sold     cost/proceeds    Exchange date      value           gain
-----------------------------   ----------------   ---------------   -------------   -----------   --------------
British Pound Sterling                    68,554   $       114,351        02/06/04   $   122,396   $        8,045
Euro                                     105,857           121,430        02/06/04       133,394           11,964
Japanese Yen                           7,983,222            73,134        02/06/04        74,573            1,439
                                                                                                   --------------
                                                                                           Total   $       21,448
-----------------------------------------------------------------------------------------------------------------

2. Agreements and other transactions with affiliates

Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of each Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.05%, 0.08% and 0.35% of the average daily net assets of the S&P 500 Index, Russell 2000 Index and each of the LifePath Master Portfolios, respectively, and 0.15% of the first $1 billion, and 0.10% thereafter of the average daily net assets of the International Index Master Portfolio, as compensation for advisory services.

Investors Bank & Trust Company ("IBT") serves as the custodian and sub-administrator of the Master Portfolios. IBT will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Master Portfolios.

Prior to February 24, 2003, IBT served as securities lending agent for MIP. Effective February 24, 2003, BGI began serving as securities lending agent for MIP. BGI is an affiliate of BGFA, the Master Portfolios' investment advisor. The Board of Trustees has approved the selection of BGI as securities lending agent subject to the conditions of the exemptive order that was issued by the SEC. As securities lending agent, BGI receives as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the period from February 24, 2003 through December 31, 2003, BGI earned securities lending agent fees as follows:

---------------------------------------------------

                                         Securities
                                          lending
Master Portfolio                         agent fees
------------------------------------     ----------
S&P 500 Index Master Portfolio           $  118,408
Russell 2000 Index Master Portfolio          44,273
International Index Master Portfolio         53,102
LifePath Retirement Master Portfolio         19,745
LifePath 2010 Master Portfolio               38,242
LifePath 2020 Master Portfolio               89,333
LifePath 2030 Master Portfolio               23,966
LifePath 2040 Master Portfolio               13,575
---------------------------------------------------

SEI Investments Distribution Company ("SEI") is the sponsor and placement agent for the Master Portfolios. SEI does not receive any fee from the Master Portfolios for acting as placement agent. Prior to April 1, 2003, Stephens Inc. served as sponsor and placement agent for the Master Portfolios.

MIP has entered into an administrative services arrangement with BGI who has agreed to provide general administrative services, such as managing and coordinating third-party service relationships, to the Master Portfolios. BGI is entitled to receive a fee at an annual rate of 0.02% of the average daily net assets of the Russell 2000 Index Master Portfolio, and 0.10% of the first $1 billion, and 0.07% thereafter, of the average daily

                           MASTER INVESTMENT PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS

net assets of the International Index Master Portfolio. BGI is not entitled to compensation for providing administration services to the S&P 500 Index Master Portfolio and LifePath Master Portfolios, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in these Master Portfolios, or BGI (or an affiliate) receives advisory fees from these Master Portfolios. BGI may delegate certain of its administrative duties to sub-administrators. Prior to April 1, 2003, BGI and Stephens Inc. jointly served as co-administrators for the Master Portfolios.

Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolios. For the year ended December 31, 2003, BGIS did not receive any brokerage commissions from the Master Portfolios.

As a result of using an index approach to investing, the International Index, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Master Portfolios held shares of Barclays PLC, with current market values of $1,176,293, $108,307, $240,672, $1,056,149, $496,396 and $350,269,
respectively, as of December 31, 2003. Barclays PLC is an affiliate of BGFA, the Master Portfolios' investment advisor.

Pursuant to an exemptive order issued by the SEC, each Master Portfolio may invest in the Institutional Shares of the Institutional Money Market Fund ("IMMF") and Prime Money Market Fund ("PMMF") of Barclays Global Investors Funds. The IMMF and PMMF are feeder funds in a master/ feeder fund structure that invest substantially all of their assets in the Money Market Master Portfolio and Prime Money Market Master Portfolio, respectively, which are managed by BGFA, the Master Portfolios' investment advisor. The IMMF and PMMF are open-end money market funds available only to institutional investors, including other investment companies managed by BGFA. The IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the IMMF and PMMF do not directly charge an advisory fee, the Master Portfolios in which they invest do charge an advisory fee. Income distributions from the IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolios from temporary cash investments or from investments of securities lending collateral are recorded as either interest income or securities lending income, respectively, in the accompanying Master Portfolios' Statements of Operations.

The Master Portfolios may invest in the shares of Exchange Traded Funds ("ETFs"), including shares of ETFs that are affiliated with MIP, to obtain exposure to the stock market while maintaining flexibility to meet the liquidity needs of the Master Portfolio. As of December 31, 2003, the Russell 2000 Index and International Index Master Portfolios held shares of the iShares Russell 2000 Index Fund and iShares MSCI EAFE Index Fund, respectively, both a series of iShares Trust. iShares Trust is an open-end management investment company managed by BGFA, the Master Portfolios' investment advisor.

Transactions in shares of affiliated ETFs, including dividend income and net realized capital gains (losses) during the year ended December 31, 2003, were as follows:

-------------------------------------------------------------------------------------------------------------------------
                                        Number of shares                             Number of
                                         held beginning      Gross       Gross      shares held   Dividend   Net realized
  Master Portfolio    Affiliated ETF        of year        additions   reductions   end of year    income     gain (loss)
-------------------   ---------------   ----------------   ---------   ----------   -----------   --------   ------------
Russell 2000 Index    iShares Russell
Master Portfolio      2000 Index Fund                 --      60,767        7,257        53,510   $ 48,462   $    (13,054)
International Index   iShares MSCI
Master Portfolio      EAFE Index Fund             12,469      31,125       24,582        19,012     21,717         93,224
-------------------------------------------------------------------------------------------------------------------------

Pursuant to Rule 17a-7 of the 1940 Act, certain Master Portfolios executed cross trades for the year ended December 31, 2003. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment advisor. The Board has concluded that all transactions executed during the year were in compliance with the requirements and restrictions set forth by rule 17a-7.

Certain officers and trustees of MIP are also officers or employees of BGI. As of December 31, 2003, these officers or employees of BGI collectively owned less than 1% of the MIP's outstanding beneficial interests.

                           MASTER INVESTMENT PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS

3. Investment portfolio transactions

Investment transactions (excluding short-term investments) for the year ended December 31, 2003, were as follows:

--------------------------------------------------------------------------------------------------
                                       U.S. Government Obligations          Other Securities
                                       ---------------------------   -----------------------------
Master Portfolio                         Purchases       Sales         Purchases         Sales
------------------------------------   ------------   ------------   -------------   -------------
S&P 500 Index Master Portfolio         $         --   $         --   $ 882,802,151   $ 229,970,874
Russell 2000 Index Master Portfolio              --             --      85,441,091      54,548,238
International Index Master Portfolio             --             --      42,377,205      19,345,888
LifePath Retirement Master Portfolio     53,527,079     11,808,712      18,428,313       5,256,702
LifePath 2010 Master Portfolio           91,581,322     21,952,469      38,826,346      13,481,762
LifePath 2020 Master Portfolio          132,446,500     46,681,186      79,453,687      29,568,343
LifePath 2030 Master Portfolio           59,442,436     29,680,373      74,189,580      15,757,484
LifePath 2040 Master Portfolio           23,682,015     12,034,704      67,896,504      16,465,560
--------------------------------------------------------------------------------------------------

For the year ended December 31, 2003, the Master Portfolios received in-kind contributions of portfolio securities and paid in-kind redemption proceeds of portfolio securities, as follows:

----------------------------------------------------------------------
                                           In-kind          In-kind
Master Portfolio                          Purchases       Redemptions
------------------------------------    -------------    -------------
S&P 500 Index Master Portfolio          $ 205,309,742    $  17,327,790
Russell 2000 Index Master Portfolio                --       29,542,138
International Index Master Portfolio               --        9,105,061
----------------------------------------------------------------------

In-kind purchases are transactions in which an interestholder in the Master Portfolio purchases interests in the Master Portfolio by contributing portfolio securities, rather than paying cash, to the Master Portfolio. In-kind redemptions are transactions in which an interestholder in the Master Portfolio redeems interests in the Master Portfolio and the Master Portfolio pays the proceeds of that redemption in the form of portfolio securities, rather than cash. Because capital gains or losses resulting from in-kind redemptions are not taxable to the Master Portfolio, and are not allocated to the other interestholders, the gains or losses are reclassified from accumulated net gains or losses to paid-in-capital at the end of the Master Portfolio's tax year. The in-kind gains or losses for the year ended December 31, 2003 are disclosed in the Master Portfolios' Statements of Operations.

                           MASTER INVESTMENT PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS

At December 31, 2003, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes for the Master Portfolios were as follows:

---------------------------------------------------------------------------------------------------------
                                                                                           Net unrealized
                                                          Unrealized       Unrealized       appreciation
Master Portfolio                          Tax cost       appreciation     depreciation     (depreciation)
------------------------------------   ---------------   -------------   --------------    --------------
S&P 500 Index Master Portfolio         $ 3,738,889,279   $ 463,170,996   $ (317,359,852)   $  145,811,144
Russell 2000 Index Master Portfolio        175,875,801      28,476,001       (8,667,953)       19,808,048
International Index Master Portfolio       174,451,320      14,705,533      (14,027,619)          677,914
LifePath Income Master Portfolio           143,117,729       5,264,460       (1,129,552)        4,134,908
LifePath 2010 Master Portfolio             303,723,467      18,017,604       (5,588,962)       12,428,642
LifePath 2020 Master Portfolio             612,766,811      28,975,054      (33,090,465)       (4,115,411)
LifePath 2030 Master Portfolio             240,074,345      30,228,798       (7,687,682)       22,541,116
LifePath 2040 Master Portfolio             189,643,262      12,833,915      (16,840,918)       (4,007,003)
---------------------------------------------------------------------------------------------------------

4. Portfolio securities loaned

Each Master Portfolio may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued, or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities denominated in U.S. dollars and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

As of December 31, 2003, the Master Portfolios had loaned securities which were collateralized by cash. The cash collateral received was invested in a joint account with other funds managed by BGFA, which invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities. The market value of the securities on loan at December 31, 2003, and the value of the related collateral are disclosed in the Master Portfolios' Statements of Assets and Liabilities. Securities lending income is presented net of broker rebates and fees paid to BGI.

                           MASTER INVESTMENT PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS

5. Financial highlights

                                            Year           Year         Year         Year              Period             Year
                                           ended          ended        ended        ended              ended             ended
                                          December       December     December     December           December          February
                                             31,            31,          31,          31,                31,               28,
                                            2003           2002         2001         2000               1999              1999
                                          --------       --------     --------     --------           --------          --------
   S&P 500 Index Master Portfolio
Ratio of expenses to average net
 assets (4)                                   0.05%          0.05%        0.05%        0.05%              0.05%(1)          0.05%
Ratio of net investment income to
 average net assets (4)                       1.74%          1.57%        1.31%        1.22%              1.44%(1)          1.61%
Portfolio turnover rate                          8%(7)         12%           9%          10%                 7%(1)            11%
Total return                                 28.52%)       (22.05)%     (11.96)%      (9.19)%            19.82%(1)(5)      19.65%
   Russell 2000 Index Master Portfolio
Ratio of expenses to average net
 assets (4)                                   0.10%          0.10%        0.10%        0.09%(2)            N/A               N/A
Ratio of net investment income to
 average net assets (4)                       1.26%          1.38%        1.45%        3.30%(2)            N/A               N/A
Portfolio turnover rate                         48%(7)         28%          46%           0%(2)(6)         N/A               N/A
Total return                                 46.53%        (20.32)%       2.30%       (4.40)%(2)(5)        N/A               N/A
   International Index Master Portfolio
Ratio of expenses to average net
 assets (4)                                   0.25%          0.25%        0.25%        0.25%              0.25%(3)           N/A
Ratio of net investment income to
 average net assets (4)                       2.21%          1.92%        1.50%        1.47%              0.82%(3)           N/A
Portfolio turnover rate                         18%(7)         20%           7%          45%                39%(3)           N/A
Total return                                 38.67%        (16.36)%     (21.35)%     (14.85)%            20.50%(3)(5)        N/A

(1) For the ten months ended December 31, 1999. The S&P 500 Index Master Portfolio changed its fiscal year-end from February 28 to December 31.
(2) Period from December 19, 2000 (commencement of operations) to December 31, 2000.
(3) Period from October 1, 1999 (commencement of operations) to December 31,
1999.
(4) Annualized for periods of less than one year.
(5) Not annualized.
(6) Rounds to less than 1%.
(7) Portfolio turnover rates excluding in-kind transactions for the S&P 500 Index, Russell 2000 Index and International Index Master Portfolios were 4%, 22% and 9%, respectively.

                           MASTER INVESTMENT PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS

                                                            Year        Period        Year         Year         Year         Year
                                                           ended        ended        ended        ended        ended        ended
                                                          December     December     February     February     February     February
                                                             31,         31,           28,          28,          29,          28,
                                                            2003       2002(1)        2002         2001         2000         1999
                                                          --------     --------     --------     --------     --------     --------
   LifePath Retirement Master Portfolio
Ratio of expenses to average net assets (2)                   0.35%        0.35%        0.46%        0.55%        0.55%        0.55%
Ratio of net investment income to average net assets (2)      2.27%        2.98%        3.73%(4)     4.40%        4.03%        3.95%
Portfolio turnover rate                                         29%          56%         116%(5)       58%          55%          66%
Total return                                                 12.45%       (1.36)%(3)    2.68%        6.56%        5.22%        7.10%
   LifePath 2010 Master Portfolio
Ratio of expenses to average net assets (2)                   0.35%        0.35%        0.46%        0.55%        0.55%        0.55%
Ratio of net investment income to average net assets (2)      2.12%        2.49%        3.11%(4)     3.49%        3.20%        3.12%
Portfolio turnover rate                                         23%          72%          86%(5)       54%          49%          38%
Total return                                                 16.16%       (6.43)%(3)   (0.70)%       2.13%        8.32%       10.59%
   LifePath 2020 Master Portfolio
Ratio of expenses to average net assets(2)                    0.35%        0.35%        0.44%        0.55%        0.55%        0.55%
Ratio of net investment income to average net assets (2)      2.04%        2.14%        2.23%(4)     2.38%        2.27%        2.30%
Portfolio turnover rate                                         23%          67%          86%(5)       39%          43%          36%
Total return                                                 21.11%      (10.18)%(3)   (4.99)%      (3.14)%      11.24%       12.82%
   LifePath 2030 Master Portfolio
Ratio of expenses to average net assets (2)                   0.35%        0.35%        0.46%        0.55%        0.55%        0.55%
Ratio of net investment income to average net assets (2)      1.98%        1.81%        1.74%(4)     1.72%        1.72%        1.74%
Portfolio turnover rate                                         32%          68%          53%(5)       27%          26%          19%
Total return                                                 24.36%      (13.05)%(3)   (7.82)%      (5.59)%      13.44%       13.95%
   LifePath 2040 Master Portfolio
Ratio of expenses to average net assets (2)                   0.35%        0.35%        0.49%        0.55%        0.55%        0.55%
Ratio of net investment income to average net assets (2)      1.86%        1.57%        1.13%(4)     0.90%        0.99%        1.11%
Portfolio turnover rate                                         29%          62%)         15%(5)       20%          29%          19%
Total return                                                 28.14%      (15.63%(3)   (10.48)%     (10.41)%      16.41%       15.75%

(1) For the ten months ended December 31, 2002. The Master Portfolios changed their fiscal year-end from February 28 to December 31.
(2) Annualized for periods of less than one year.
(3) Not annualized
(4) Effective March 1, 2001, the Master Portfolios adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies that requires the amortization of discounts and premiums on debt securities purchased, using a constant yield to maturity method. The adoption of this policy had no material effect on the ratio of net investment income to average net assets for the Master Portfolios for the year ended February 28, 2002. Ratios for the periods prior to March 1, 2001 have not been restated to reflect this change in policy.
(5) Portfolio turnover rates excluding in-kind transactions for the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Master Portfolios were 52%, 48%, 35%, 25%, and 15%, respectively.

REPORT OF INDEPENDENT AUDITORS

To the Interestholders and Board of Trustees of

Master Investment Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the S&P 500 Index Master Portfolio, Russell 2000 Index Master Portfolio, International Index Master Portfolio, LifePath Retirement (formerly LifePath Income) Master Portfolio, LifePath 2010 Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio and LifePath 2040 Master Portfolio, each a portfolio of Master Investment Portfolio (collectively the "Portfolios"), at December 31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods ended from February 28, 2002 through December 31, 2003 and their financial highlights for each of the periods ended from December 31, 2001 through December 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits on these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

The financial highlights of the Portfolios for each of the periods ended from February 28, 1999 through February 28, 2001 were audited by other auditors, whose reports dated February 9, 2001 and April 13, 2001, expressed an unqualified opinion on those highlights.

PricewaterhouseCoopers LLP

San Francisco, California

February 9, 2004

Master Investment Portfolio

Trustees Information

The Board of Trustees has responsibility for the overall management and operations of the Master Portfolios. Each Trustee serves until he or she resigns, retires, or his or her successor is elected and qualified. Each Officer serves until his or her successor is chosen and qualified.

Master Investment Portfolio ("MIP"), Barclays Global Investors Funds ("BGIF"), iShares Trust and iShares, Inc. are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of MIP also serves as a Trustee for BGIF and oversees 25 portfolios within the fund complex. In addition, Lee T. Kranefuss and Richard K. Lyons each serves as a Trustee for iShares Trust and as a Director for iShares, Inc. and oversees 109 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Trustee is 45 Fremont Street, San Francisco, California 94105. Additional information about Master Portfolios' Trustees may be found in Part B of the Master Portfolios' Registration Statements, which are available without charge upon request by calling toll-free 1-877-244-1544.

                                                   Interested Trustees and Officers
                                                                                                        Other Public Company and
                                                                                                           Investment Company
 Name, Address and Age    Position(s), Length of Service  Principal Occupation During Past Five Year         Directorships
------------------------  ------------------------------  ------------------------------------------  --------------------------
Lee T. Kranefuss, *42     Trustee since November 16,      Chief Executive Officer of the              Director, iShares Inc.
                          2001, President and Chief       Intermediary Investor and Exchange Traded   (since June 18, 2003);
                          Executive Officer               Products Business of Barclays Global        Trustee, iShares Trust
                                                          investors, N.A. ("BGI")                     (since June 18, 2003)

Michael A. Latham, 38     Secretary, Treasurer and Chief  Chief Operating Officer of the              None
                          Financial Officer               Intermediary Investor and Exchange Traded
                                                          Products Business of BGI (since 2003);
                                                          Director of Mutual Fund Delivery in the
                                                          U.S. Individual Investor Business of BGI
                                                          (2000-2003); Head of Operations, BGI
                                                          Europe (1997-2000)

*Lee T. Kranefuss is deemed to be an "interested person" of the Trust because he serves as Chief Executive Officer of the Intermediary Investor and Exchange Traded Products Business of BGI, the administrator of the Master Portfolios and the parent company of BGFA, the investment advisor of the Master Portfolios.

                                                        Independent Trustees
                                                                                                       Other Public Company and
                                                                                                          Investment Company
 Name, Address and Age    Position(s), Length of Service  Principal Occupation During Past Five Year         Directorships
------------------------  ------------------------------  ------------------------------------------  --------------------------
Mary G. F. Bitterman, 59  Trustee since November 16,      Director, Osher Lifelong Learning           Director, Pacific Century
                          2001                            Institutes, The Bernard Osher Foundation;   Financial Corporation/Bank
                                                          President and Chief Executive Officer of    of Hawaii
                                                          The James Irvine Foundation (non-profit
                                                          foundation); President and Chief Executive
                                                          Officer of KQED, Inc. (public television
                                                          and radio) from 1993-2002

Jack S. Euphrat, 81       Trustee since October 20,       Private Investor                            None
                          1993

W. Rodney Hughes, 77      Trustee since October 20,       Private Investor                            None
                          1993

Richard K. Lyons, 42      Trustee since November 16,      Professor, University of California,        Director, Matthews Asian
                          2001                            Berkeley: Haas School of Business; Member,  Funds (oversees 6
                                                          Council of Foreign Relations                portfolios); Director,
                                                                                                      iShrares Inc. (since
                                                                                                      2001); Trustee, iShares
                                                                                                      Trust (since 2001)

Leo Soong, 57             Trustee since February 9,       President of Trinity Products LLC           Chairman of the California
                          2000                            (beverages); Managing Director of CG        Automobile Association
                                                          Roxane LLC (water company); Co-Founder of
                                                          Crystal Geyser Water Co. (President
                                                          through 1999)

                      (This page intentionally left blank.)

                                                              ------------------
State Farm Mutual Funds(R)                                    Presorted Standard
Three State Farm Plaza, N-1                                      U.S. Postage
Bloomington, IL 61791-0001                                           PAID
                                                                  Chicago, IL
FORWARDING SERVICE REQUESTED                                   PERMIT NO. 6065
                                                              ------------------

                                    [GRAPHIC]

[LOGO] STATE FARM INSURANCE(R)  Mutual             -----------------------------
                                Funds.               NOT
State Farm VP Management Corp.                       FDIC    . May lose value
(Underwriter and Distributor of                    INSURED   . No bank guarantee
Securities Products)                               -----------------------------
One State Farm Plaza                               There is no assurance that
Bloomington, Illinois 61710-0001                   the Funds will achieve their
1-800-447-4930                                     investment objectives.
                                                   Investment return and
                                                   principal value will
                                                   fluctuate and Fund shares,
                                                   when redeemed, may be worth
                                                   more or less than their
                                                   original cost. State Farm
                                                   Mutual Funds are not
                                                   insurance products.
statefarm.com(R)
                                          2-2004
120-6345 a.2-CH                Printed in U.S.A.

Pursuant to Securities and Exchange Commission Staff guidance contained in Letter to Chief Financial Officers from Lawrence A. Friend, dated November 7, 1997, "Investment Co. Accounting Guidance," the foregoing State Farm Mutual Fund Trust annual report included as Item 1 on this Form N-CSR and sent to shareholders of Registrant, include the financial statements and notes to financial statements of eight series of Master Investment Portfolio (MIP). MIP is unaffiliated with Registrant and Registrant has no control over the preparation or content of the information included in the MIP financial statements and notes to financial statements.

ITEM 2.   CODE OF ETHICS.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the Registrants' principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. Registrant hereby undertakes to provide a copy of such code of ethics to any person upon request, without charge. To request a copy of the code of ethics, contact the Registrant at 1-800-447-4930.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees has determined that no member of the Registrant's Audit Committee possesses all five of the attributes set forth in Item 3 of Form N-CSR that would enable the Board to designate any such member as an audit committee financial expert. However, each of the Audit Committee members possess other relevant business and financial experience, including possessing a number of the five attributes that would otherwise have enabled the Board to have designated that member as an audit committee financial expert. All five members of the Audit Committee are independent under the standards set forth in Item 3 of Form N-CSR. The Audit Committee members also have sufficient knowledge regarding financial matters to address any issues that are likely to come before the Committee. In addition, the Audit Committee has the ability to retain independent accountants, counsel or other consultants, advisors and experts whenever it deems appropriate to assist in such financial matters.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)     Audit Fees
        Billed to registrant for fiscal year ending December 31, 2003: $279,650 Billed to registrant for fiscal year ending December 31, 2002: $186,103

(b)     Audit-Related Fees
        Billed to registrant for fiscal year ending December 31, 2003: $ 0 Billed to registrant for fiscal year ending December 31, 2002: $ 0

        The nature of the services comprising the fees disclosed under this category: not applicable

        Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Reg. S-X:
             Billed for fiscal year ending December 31, 2003:           $ 0
             Billed for fiscal year ending December 31, 2002:           $ 0

        The nature of the services comprising the fees disclosed under this category: not applicable

(c)     Tax Fees
        Billed to registrant for fiscal year ending December 31, 2003: $ 27,000 Billed to registrant for fiscal year ending December 31, 2002: $ 23,950

        The nature of the services comprising the fees disclosed under this category:

        Includes principal accountant fees for reviewing the Fund's compliance with Tax Qualification tests relating to asset diversification, gross income, and distribution requirements in order to maintain the Fund's status as Regulated Investment Companies under current provisions of the Internal Revenue Code. Also includes principal accountant fees for reviewing the Funds' tax returns (federal, state, and excise) and advising the funds on specific tax issues they may encounter as well as on specific tax planning strategies, at the request of management.

        Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Reg. S-X:
             Billed for fiscal year ending December 31, 2003: $ 0
             Billed for fiscal year ending December 31, 2002: $ 0

        The nature of the services comprising the fees disclosed under this category: not applicable

(d)     All Other Fees
             Billed to registrant for fiscal year ending December 31, 2003: $ 0 Billed to registrant for fiscal year ending December 31, 2002: $ 0

        The nature of the services comprising the fees disclosed under this category include: not applicable

        Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Reg. S-X:
             Billed for fiscal year ending December 31, 2003: $ 0
             Billed for fiscal year ending December 31, 2002: $ 0

        The nature of the services comprising the fees disclosed under this category: not applicable

(e)(1) The audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X:

        The Committee of Independent Trustees will approve and recommend to the Board, the selection, retention or termination of the independent auditors of each Trust, and review the independent auditors' fees to determine whether those fees appear to be appropriate for the services rendered.

        a. Any engagement shall be pursuant to a written engagement letter approved by the Committee, which shall provide, among other things, that:

             - the Committee shall be directly responsible for the appointment, compensation and oversight of the independent auditors; and

             - the independent auditors shall report directly to the Committee.

        b. Pre-approve any engagement of the independent auditors to provide any services (other than the prohibited non-audit services specified in Section II.B.1.C below) to the Trust, or to SFIMC and any entity controlling, controlled by, or under common control with SFIMC that provides ongoing services to the Trust (if the engagement relates directly to the operations and financial reporting of the Trust), including the fees and other compensation to be paid to the independent auditors. The Chairman of the Committee may grant such pre-approval. Any such delegated pre-approval shall be presented to the Committee by the Chairman at the next meeting of the Committee.

             (1) Pre-approval of non-audit services for the Trust is waived, if:

                    a. the aggregate amount of all non-audit services provided to the Trust is less than 5% of the total fees paid by the Trust to its independent auditors during the fiscal year in which the non-audit services are provided;

                    b. the services were not recognized by management at the time of the engagement as non-audit services; and

                    c. such services are promptly brought to the attention of the Committee by management and the Committee approves them (which may be by delegation as provided for above) prior to the completion of the audit.

             (2) Pre-approval of non-audit services for SFIMC or any entity controlling, controlled by, or under common control with SFIMC that provides ongoing services to the Trust is waived, if:

                    a. the aggregate amount of all non-audit services provided is less than 5% of the total fees paid by the Trust, SFIMC and any entity controlling, controlled by, or under common control with SFIMC that provides ongoing services to the Trust to its independent auditors during the fiscal year in which the non-audit services are provided that would have to be pre-approved;

                    b. the services were not recognized by management at the time of the engagement as non-audit services; and

                    c. such services are promptly brought to the attention of the Committee by management and the Committee approves them (which may be by delegation) prior to the completion of the audit.

        c. The independent auditors shall not perform any of the following non-audit services for the Trust:

             (1) bookkeeping or other services related to the accounting records or financial statements of the Trust;

             (2)    financial information systems design and implementation;

             (3) appraisal or valuation services, fairness opinions, or contribution-in-kind reports;

             (4)    actuarial services;

             (5)    internal audit outsourcing services;

             (6)    management functions or human resources;

             (7) broker or dealer, investment adviser, or investment banking services;

             (8)    legal services and expert services unrelated to the audit;
                    and

             (9) any other services that the Public Company Accounting Oversight Board determines are impermissible.

(e)(2)  The percentage of services described in each of paragraphs (b) through
        (d) of this Item that were rendered to the registrant and approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

                                                       Paragraph (b)      Paragraph (c)     Paragraph (d)
             Fiscal year ending December 31, 2003:     not applicable     0%                not applicable
             Fiscal year ending December 31, 2002:     not applicable     0%                not applicable

        The percentage of services described in each of paragraphs (b) through
        (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X:

                                                       Paragraph (b)      Paragraph (c)     Paragraph (d)
             Fiscal year ending December 31, 2003:     not applicable     not applicable    not applicable
             Fiscal year ending December 31, 2002:     not applicable     not applicable    not applicable

 (f)    Not applicable.

(g) Aggregate non-audit fees billed by the registrant's accountant for services rendered to registrant:
             Fiscal year ending December 31, 2003:               $ 27,000
             Fiscal year ending December 31, 2002:               $ 23,950

        Aggregate non-audit fees billed by the registrant's accountant for services rendered to registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser):
             Fiscal year ending December 31, 2003:               $ 0
             Fiscal year ending December 31, 2002:               $ 0

        Aggregate non-audit fees billed by the registrant's accountant for services rendered to an entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:
             Fiscal year ending December 31, 2003:               $ 0
             Fiscal year ending December 31, 2002:               $ 0


(h)     Not applicable.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6.   [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8.   [RESERVED]


ITEM 9.   CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer evaluated the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the "Evaluation Date"), and based on their evaluation as of the Evaluation Date, concluded that the registrant's disclosure controls and procedures were operating in an effective manner.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) during the registrant's last fiscal half-year that materially affected, or were reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10.   EXHIBITS.

(a)(1)  Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

   (b) Certification of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002:
        Attached hereto as EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     State Farm Mutual Fund Trust


By (Signature and Title)*       /s/ Edward B. Rust, Jr.
                              -------------------------------------------
                                            Edward B. Rust, Jr.
                                               President


Date March 10, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*       /s/ Edward B. Rust, Jr.
                              -------------------------------------------
                                            Edward B. Rust, Jr.
                                               President


Date March 10, 2004


By  (Signature and Title)*      /s/ Michael L. Tipsord,
                              -------------------------------------------
                                           Michael L. Tipsord,
                                   Senior Vice President and Treasurer


Date March 10, 2004

* Print the name and title of each signing officer under his or her signature